REGISTRATION NO. 333-137052
                                                      REGISTRATION NO. 811-01705
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                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                               ------------------

                                    FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933   [X]

Pre-Effective Amendment No.                               [ ]

Post-Effective Amendment No. 5                            [X]

AND/OR

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT   [X]
OF 1940

Amendment No. 234                                         [X]


                        (Check appropriate box or boxes)

                               ------------------

                               SEPARATE ACCOUNT A
                                       OF
                      AXA EQUITABLE LIFE INSURANCE COMPANY
                           (Exact Name of Registrant)


                      AXA EQUITABLE LIFE INSURANCE COMPANY
                              (Name of Depositor)

             1290 Avenue of the Americas, New York, New York 10104
              (Address of Depositor's Principal Executive Offices)
       Depositor's Telephone Number, including Area Code: (212) 554-1234

                               ------------------

                                   DODIE KENT
                  VICE PRESIDENT AND ASSOCIATE GENERAL COUNSEL
                      AXA Equitable Life Insurance Company
             1290 Avenue of the Americas, New York, New York 10104
                  (Names and Addresses of Agents for Service)

                               ------------------

                  Please send copies of all communications to:

                          CHRISTOPHER E. PALMER, ESQ.
                              Goodwin Procter LLP
                         901 New York Avenue, Northwest
                             Washington, D.C. 20001

Approximate Date of Proposed Public Offering: Continuous

It is proposed that this filing will become effective (check appropriate box):

[ ]   Immediately upon filing pursuant to paragraph (b) of Rule 485.

[X]   On May 2, 2011 pursuant to paragraph (b) of Rule 485.

[ ]   60 days after filing pursuant to paragraph (a)(1) of Rule 485.

[ ]   On (date) pursuant to paragraph (a)(1) of Rule 485.

[ ]   75 days after filing pursuant to paragraph (a)(2) of Rule 485.

[ ]   On _____________ pursuant to paragraph (a)(3) of Rule 485.

If appropriate, check the following box:

[ ] This post-effective amendment designates a new effective date for previously filed post-effective amendment.

Title of Securities Being Registered:

      Units of interest in Separate Account under group variable annuity contracts.

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EQUI-VEST(R) At Retirement(SM)


A combination variable and fixed deferred annuity contract

PROSPECTUS DATED MAY 1, 2011

Please read and keep this prospectus for future reference. It contains important information that you should know before purchasing, or taking any other action under your contract. This prospectus supersedes all prior prospectuses and supplements. You should read the prospectuses for the Trust which contain important information about the portfolios.


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WHAT IS EQUI-VEST(R) AT RETIREMENT(SM)?

EQUI-VEST(R) At Retirement(SM) is a deferred annuity contract issued by AXA EQUITABLE LIFE INSURANCE COMPANY. It provides for the accumulation of retirement savings and for income. The contract offers income and death benefit protection. It also offers a number of payout options. You invest to accumulate value on a tax-deferred basis in one or more of our variable investment options, the guaranteed interest option or fixed maturity options ("investment options"). There is no withdrawal charge under the contract.

This prospectus is a disclosure document and describes all of the contract's material features, benefits, rights and obligations, as well as other information. The description of the contract's material provisions in this prospectus is current as of the date of this prospectus. If certain material provisions under the contract are changed after the date of this prospectus in accordance with the contract, those changes will be described in a supplement to this prospectus. You should carefully read this prospectus in conjunction with any applicable supplements. The contract should also be read carefully. You have the right to cancel the contract within a certain number of days after receipt of the contract.

The contract may not be currently available in all states. Certain features and benefits described in this prospectus may vary in your state; all features and benefits may not be available in all contracts or in all states. Please see Appendix V later in this prospectus for more information on state availability and/or variations of certain features and benefits. All optional features and benefits described in this prospectus may not be available at the time you purchase the contract. We have the right to restrict availability of any optional feature or benefit. In addition, not all optional features and benefits may be available in combination with other optional features and benefits. We can refuse to accept any contribution from you after you purchase the contract.

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 VARIABLE INVESTMENT OPTIONS(1)
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 BALANCED/HYBRID
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o AXA Balanced Strategy               o AXA Conservative Strategy
o AXA Conservative Growth Strategy
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(1) If you purchased your contract before approximately July 20, 2009, these variable investment options are not available to you. Please see the current supplement to your prospectus, which describes the variable investment options that are available to you.

You may allocate amounts to any of the variable investment options. At any time, we have the right to terminate any future contributions or to close a variable investment option to new contributions or transfers. Each variable investment option is a subaccount of Separate Account A. Each variable investment option, in turn, invests in a corresponding securities portfolio of EQ Advisors Trust (the "Trust"). Your investment results in a variable investment option will depend on the investment performance of the related portfolio.

You may also allocate amounts to the guaranteed interest option and the fixed maturity options, which are discussed later in this prospectus. If you elect the Guaranteed withdrawal benefit for life, your investment options will be limited to the guaranteed interest option and the variable investment options listed above.

TYPES OF CONTRACTS. For existing EQUI-VEST(R) contract owners, we offer the EQUI-VEST(R) At Retirement(SM) contract for use as:


o    A nonqualified annuity ("NQ") for after-tax contributions only.

o    An individual retirement annuity ("IRA"), either traditional IRA or Roth
     IRA.

o An Internal Revenue Code Section 403(b) Tax-Sheltered Annuity ("TSA") (contract must continue to be part of a 403(b) plan).

In order to purchase an EQUI-VEST(R) At Retirement(SM) contract, your initial contribution must be at least $50,000 and must come from the transfer of the cash value of an EQUI-VEST(R) series variable annuity contract that you currently own under which withdrawal charges no longer apply. The eligible EQUI-VEST(R) contract types are traditional IRA (including our product designated QP IRA), Roth IRA, NQ, TSA (contract must continue to be part of a 403(b) plan) and the same type of IRA and NQ offered in EQUI-VEST(R) Express(SM). The transfer of cash value will constitute a termination of that particular EQUI-VEST(R) contract. You cannot purchase an EQUI-VEST(SM) At Retirement(R) contract if a rollover or direct transfer contribution into your eligible EQUI-VEST(R) contract has occurred within two EQUI-VEST(R) contract years before your purchase of an EQUI-VEST(R) At Retirement(SM) contract. Additionally, you must be age 55 or older (subject to maximum issue age limitations) and, for TSA contracts, no longer employed by the employer who provided the funds for the purchase of your EQUI-VEST(R) contract. However, the contract must continue to be part of a 403(b) plan. We also offer direct rollovers to IRAs for TSA contracts.

Subject to certain conditions and contribution limitations as described in the above paragraphs, additional EQUI-VEST(R) traditional IRA contract types may be eligible for replacement with this contract. The additional eligible EQUI-VEST(R) contract types are:

Employer-funded traditional individual retirement annuities ("IRAs"):

o    A simplified employee pension plan ("SEP") sponsored by an employer.

o SEPs funded by salary reduction arrangements ("SARSEPs") for plans established by employers before January 1, 1997.


THE SEC HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR DETERMINED IF THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE. THE CONTRACTS ARE NOT INSURED BY THE FDIC OR ANY OTHER AGENCY. THEY ARE NOT DEPOSITS OR OTHER OBLIGATIONS OF ANY BANK AND ARE NOT BANK GUARANTEED. THEY ARE SUBJECT TO INVESTMENT RISKS AND POSSIBLE LOSS OF PRINCIPAL.


                                                                          e13411
                                                     EQUI-VEST At Retirement(SM)

o    SIMPLE IRAs funded by employee salary reduction and employer contributions.

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The "contract date" is the effective date of a contract. This is the business day we receive the properly completed and signed application, along with any other required documents, and your initial contribution is transferred from your EQUI-VEST(R) or EQUI-VEST(R) Express(SM) contract. Your contract date will be shown in your contract. The 12-month period beginning on your contract date and each 12-month period after that date is a "contract year." The end of each 12-month period is your "contract date anniversary." For example, if your contract date is May 1, your contract date anniversary is April 30.
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Registration statements relating to this offering have been filed with the Securities and Exchange Commission ("SEC"). The statement of additional information ("SAI") dated May 1, 2011, is part of the registration statement. The SAI is available free of charge. You may request one by writing to our processing office at P.O. Box 4956, Syracuse, NY 13221-4956 or calling (800) 628-6673. The SAI has been incorporated by this reference into this prospectus. This prospectus and the SAI can also be obtained from the SEC's website at www.sec.gov. The table of contents for the SAI appears at the back of this prospectus.

                                         Contents of this Prospectus



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Index of key words and phrases                                                4


Who is AXA Equitable?                                                         5
How to reach us                                                               6
EQUI-VEST(R) At Retirement(SM) at a glance -- key features                    8


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FEE TABLE                                                                    10
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Example                                                                      11
Condensed financial information                                              11


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1. CONTRACT FEATURES AND BENEFITS                                            12
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How you can purchase and contribute to your contract                         12
Owner and annuitant requirements                                             13
How you can make your contributions                                          13
What are your investment options under the contract?                         13


Portfolios of the Trust                                                      14


Allocating your contributions                                                15
Guaranteed minimum death benefit and Guaranteed minimum income benefit base  16
Annuity purchase factors                                                     17
Guaranteed minimum income benefit option ("GMIB")                            17
Guaranteed minimum death benefit                                             19
Guaranteed withdrawal benefit for life ("GWBL")                              19
Your right to cancel within a certain number of days                         22


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2. DETERMINING YOUR CONTRACT'S VALUE                                         24
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Your account value and cash value                                            24
Your contract's value in the variable investment options                     24
Your contract's value in the guaranteed interest option                      24
Your contract's value in the fixed maturity options                          24
Insufficient account value                                                   24


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3. TRANSFERRING YOUR MONEY AMONG INVESTMENT OPTIONS                          25
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Transferring your account value                                              25
Disruptive transfer activity                                                 25
Dollar cost averaging                                                        26


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"We,""our," and "us" refer to AXA Equitable.


When we address the reader of this prospectus with words such as "you" and "your," we mean the person who has the right or responsibility that the prospectus is discussing at that point. This is usually the contract owner.


When we use the word "contract" it also includes certificates that are issued under group contracts in some states.


                                                  CONTENTS OF THIS PROSPECTUS  2

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4. ACCESSING YOUR MONEY                                                      28
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Withdrawing your account value                                               28
How withdrawals are taken from your account value                            30
How withdrawals affect your Guaranteed minimum income benefit and Guaranteed
  minimum death benefit                                                      30
How withdrawals affect your GWBL and GWBL Guaranteed minimum death benefit   30
Withdrawals treated as surrenders                                            30
Loans under TSA contracts                                                    31
Surrendering your contract to receive its cash value                         31
When to expect payments                                                      31
Your annuity payout options                                                  31


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5. CHARGES AND EXPENSES                                                      34
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Charges that AXA Equitable deducts                                           34
Charges that the Trust deducts                                               35
Group or sponsored arrangements                                              35
Other distribution arrangements                                              36


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6. PAYMENT OF DEATH BENEFIT                                                  37
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Your beneficiary and payment of benefit                                      37
Beneficiary continuation option                                              38


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7. TAX INFORMATION                                                           40
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Overview                                                                     40
Buying a contract to fund a retirement arrangement                           40


Transfers among investment options                                           40



Taxation of nonqualified annuities                                           40
Individual retirement arrangements (IRAs)                                    42
Traditional individual retirement annuities (traditional IRAs)               42
Roth individual retirement annuities (Roth IRAs)                             45
Tax-sheltered annuity contracts (TSAs)                                       46
Federal and state income tax withholding and information reporting           49
Impact of taxes to AXA Equitable                                             50


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8. MORE INFORMATION                                                          51
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About our Separate Account A                                                 51
About the Trust                                                              51
About our fixed maturity options                                             51
About the general account                                                    52
Dates and prices at which contract events occur                              53
About your voting rights                                                     53
Statutory compliance                                                         54
About legal proceedings                                                      54
Financial statements                                                         54
Transfers of ownership, collateral assignments, loans and borrowing          54
Distribution of the contracts                                                54


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9. INCORPORATION OF CERTAIN DOCUMENTS BY REFERENCE                           56
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APPENDICES
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      I --   Condensed financial information                                 I-1
     II --   Market value adjustment example                                II-1
    III --   Enhanced death benefit example                                III-1
     IV --   Hypothetical illustrations                                     IV-1
      V --   State contract availability and/or variations of                V-1
             certain features and benefits

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STATEMENT OF ADDITIONAL INFORMATION
     TABLE OF CONTENTS
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3  CONTENTS OF THIS PROSPECTUS

Index of key words and phrases



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This index should help you locate more information on the terms used in this prospectus.


                                                                          PAGE

6% Roll-Up to age 85                                                        16
account value                                                               24
administrative charge                                                       34
annual administrative charge                                                34
Annual Ratchet to age 85 enhanced death benefit                             16
annuitant                                                                   12
annuitization                                                               31
annuity maturity date                                                       33
annuity payout options                                                      31
annuity purchase factors                                                    17
beneficiary                                                                 37
Beneficiary continuation option                                             38
business day                                                                53
cash value                                                                  24
charges for state premium and other applicable taxes                        35
contract date                                                                2
contract date anniversary                                                    2
contract year                                                                2
contributions to Roth IRAs                                                  45
     regular contributions                                                  45
     conversion contributions                                               45
contributions to traditional IRAs                                           42
regular contributions                                                       42
disruptive transfer activity                                                25
distribution charge                                                         34
ERISA                                                                       35
Fixed-dollar option                                                         26
fixed maturity options                                                      14
free look                                                                   22
general account                                                             52
guaranteed interest option                                                  14
Guaranteed minimum death benefit                                            19
Guaranteed minimum death benefit/guaranteed
     minimum income benefit roll-up benefit base reset option               16
Guaranteed minimum income benefit                                           17
Guaranteed minimum income benefit charge                                    35
Guaranteed minimum income benefit "no lapse guarantee"                      18
Guaranteed withdrawal benefit for life                                       8
Guaranteed withdrawal benefit for life charge                               35
IRA                                                                      cover
IRS                                                                         40
investment options                                                       cover
Investment Simplifier                                                       26
Lifetime minimum distribution withdrawals                                   29
loans under TSA                                                             31
lump sum withdrawals                                                        28
market adjusted amount                                                      15
market timing                                                               25
maturity dates                                                              33
market value adjustment                                                     15
maturity value                                                              15
Mortality and expense risks charge                                          34
NQ                                                                       cover
Online Account Access                                                        6
partial withdrawals                                                         28
portfolio                                                                cover
processing office                                                            6
rate to maturity                                                            15
Roth IRA                                                                 cover
SAI                                                                      cover
SEC                                                                      cover
self-directed Allocation                                                    15
Separate Account A                                                          51
Spousal continuation                                                        37
Standard death benefit                                                      16
Systematic withdrawals                                                      28
TOPS                                                                         6
Trusts                                                                      51
traditional IRA                                                          cover
TSA                                                                      cover
unit                                                                        24
variable investment options                                                 13

To make this prospectus easier to read, we sometimes use different words than in the contract or supplemental materials. This is illustrated below. Although we use different words, they have the same meaning in this prospectus as in the contract. Your financial professional can provide further explanation about your contract or supplemental materials.

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 PROSPECTUS                CONTRACT OR SUPPLEMENTAL MATERIALS
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  account value            Annuity Account Value

  unit                     Accumulation Unit

  GWBL benefit base        Guaranteed withdrawal benefit for life benefit
                           base

  GWBL Excess withdrawal   Guaranteed withdrawal benefit for life Excess
                           withdrawal
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                                                INDEX OF KEY WORDS AND PHRASES 4

                                         Who is AXA Equitable?



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We are AXA Equitable Life Insurance Company ("AXA Equitable"), a New York stock life insurance corporation. We have been doing business since 1859. AXA Equitable is an indirect, wholly-owned subsidiary of AXA Financial, Inc., a holding company, which is itself an indirect, wholly-owned subsidiary of AXA SA ("AXA"). AXA is a French holding company for an international group of insurance and related financial services companies. As the ultimate sole shareholder of AXA Equitable, and under its other arrangements with AXA Equitable and AXA Equitable's parent, AXA exercises significant influence over the operations and capital structure of AXA Equitable and its parent. AXA holds its interest in AXA Equitable through a number of other intermediate holding companies, including Oudinot Participations, AXA America Holdings, Inc. and AXA Equitable Financial Services, LLC. AXA Equitable is obligated to pay all amounts that are promised to be paid under the contracts. No company other than AXA Equitable, however, has any legal responsibility to pay amounts that AXA Equitable owes under the contracts.


AXA Financial, Inc. and its consolidated subsidiaries managed approximately $575.3 billion in assets as of December 31, 2010. For more than 150 years AXA Equitable has been among the largest insurance companies in the United States. We are licensed to sell life insurance and annuities in all fifty states, the District of Columbia, Puerto Rico, and the U.S. Virgin Islands. Our home office is located at 1290 Avenue of the Americas, New York, NY 10104.


5  WHO IS AXA EQUITABLE?

HOW TO REACH US

You may communicate with our processing office as listed below for the purposes described. Certain methods of contacting us, such as by telephone or electronically, may be unavailable or delayed (for example our facsimile service may not be available at all times and/or we may be unavailable due to emergency closing). In addition, the level and type of service available may be restricted based on criteria established by us.

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 FOR ALL COMMUNICATIONS (E.G., REQUESTS FOR TRANSFERS,
 WITHDRAWALS, OR REQUIRED NOTICES) SENT BY REGULAR MAIL:
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AXA Equitable
EQUI-VEST(R) Processing Office
P.O. Box 4956
Syracuse, NY 13221-4956

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 FOR ALL COMMUNICATIONS (E.G., REQUESTS FOR TRANSFERS,
 WITHDRAWALS, OR REQUIRED NOTICES) SENT BY EXPRESS
 DELIVERY:
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AXA Equitable
EQUI-VEST(SM) Processing Office
100 Madison Street
Suite 1000
Syracuse, NY 13202

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 REPORTS WE PROVIDE:
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o    confirmation notices of financial transactions; and

o quarterly statements of your contract values as of the close of each calendar quarter.

As required, notices and statements will be sent by mail under certain circumstances. They are also available on Online Account Access.

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 TELEPHONE OPERATED PROGRAM SUPPORT ("TOPS") AND
 ONLINE ACCOUNT ACCESS SYSTEMS:
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TOPS is designed to provide you with up-to-date information via touch-tone telephone. Online Account Access is designed to provide this information through the Internet. You can obtain information on:


o    your current account value;

o    your current allocation percentages;

o    the number of units you have in the variable investment options;

o    rates to maturity for the fixed maturity options;

o    the daily unit values for the variable investment options; and

o performance information regarding the variable investment options (not available through TOPS).

You can also:

o change your allocation percentages and/or transfer among the variable investment options and the guaranteed interest option (not available for transfers to fixed maturity options);

o change your TOPS personal identification number ("PIN") (through TOPS only) and your Online Account Access password (through Online Account Access only);

Under TOPS only you can:

o    elect investment simplifier.

Under Online Account Access only you can:

o    elect to receive certain contract statements electronically;

o    change your address; and

o    access Frequently Asked Questions and Service Forms

TOPS and Online Account Access are normally available seven days a week, 24 hours a day. You may use TOPS by calling toll-free (800) 755-7777. You may use Online Account Access by visiting our website at www.axa-equitable.com and logging in to access your account. Of course, for reasons beyond our control, these services may sometimes be unavailable.

We have established procedures to reasonably confirm that the instructions communicated by telephone or the Internet are genuine. For example, we will require certain personal identification information before we will act on telephone or Internet instructions and we will provide written confirmation of your transfers. If we do not employ reasonable procedures to confirm the genuineness of telephone or Internet instructions, we may be liable for any losses arising out of any act or omission that constitutes negligence, lack of good faith, or willful misconduct. In light of our procedures, we will not be liable for following telephone or Internet instructions we reasonably believe to be genuine.

We reserve the right to limit access to these services if we determine that you engaged in a disruptive transfer activity, such as "market timing" (see "Disruptive transfer activity" in "Transferring your money among investment options" later in this prospectus).

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 CUSTOMER SERVICE REPRESENTATIVE:
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You may also use our toll-free number (800) 628-6673 to speak with one of our customer service representatives. Our customer service representatives are available on each business day Monday through Thursday from 8:00 a.m. until 7:00 p.m., and on Friday until 5:00 p.m., Eastern time.

Hearing or speech-impaired clients may call the AT&T National Relay Number at
(800) 855-2880 for information about your account. If you have a Telecommunications Device for the Deaf (TDD), you may relay messages or questions to our Customer Service Department at (800) 628-6673, Monday through Thursday from 8:00 a.m. to 7:00 p.m., and on Friday until 5:00 p.m. Eastern Time. AT&T personnel will communicate our reply back to you via the TDD.


WE REQUIRE THAT THE FOLLOWING TYPES OF COMMUNICATIONS BE ON SPECIFIC FORMS WE PROVIDE FOR THAT PURPOSE:

(1)  election of dollar cost averaging programs;

(2)  requests for loans under TSA contracts;

(3)  election of required minimum distribution automatic withdrawal option;

(4)  requests for withdrawals or surrenders;

(5) requests for withdrawals or surrenders of contracts with the Guaranteed withdrawal benefit for life ("GWBL");

(6)  tax withholding;

(7)  election of the beneficiary continuation option;

(8)  exercise of the Guaranteed minimum income benefit;

(9)  requests to reset your Roll-Up benefit base (for contracts that

                                                        WHO IS AXA EQUITABLE?  6
     have both the Guaranteed minimum income benefit and the Greater of the 6% Roll-Up to age 85 or the Annual Ratchet to age 85 enhanced death benefit);


(10) requests to opt out of or back into the annual ratchet of the Guaranteed withdrawal benefit for life ("GWBL") benefit base;

(11) death claims;

(12) change in ownership (NQ only);

(13) requests for enrollment in either our Maximum payment plan or Customized payment plan under the Guaranteed withdrawal benefit for life ("GWBL"); and;

(14) direct transfers.


WE ALSO HAVE SPECIFIC FORMS THAT WE RECOMMEND YOU USE FOR THE FOLLOWING TYPES OF REQUESTS:

(1)  address changes;

(2)  beneficiary changes; and

(3)  transfers between investment options.


TO CANCEL OR CHANGE ANY OF THE FOLLOWING WE REQUIRE WRITTEN NOTIFICATION GENERALLY AT LEAST SEVEN CALENDAR DAYS BEFORE THE NEXT SCHEDULED TRANSACTION:

(1)  systematic withdrawals; and

(2)  the date annuity payments are to begin.

You must sign and date all these requests. Any written request that is not on one of our forms must include your name and your contract number along with adequate details about the notice you wish to give or the action you wish us to take.


SIGNATURES:

The proper person to sign forms, notices and requests would normally be the owner. If there are joint owners both must sign.


7 WHO IS AXA EQUITABLE?

EQUI-VEST(R) At Retirement(SM) at a glance -- key features



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PROFESSIONAL INVESTMENT      EQUI-VEST(R) At Retirement(SM)'s variable investment options invest in different portfolios sub-advised
MANAGEMENT                   by professional investment advisers.
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FIXED MATURITY OPTIONS       o   Fixed maturity options with maturities ranging from approximately 1 to 10 years (subject to availability).

                             o   Each fixed maturity option offers a guarantee of principal and interest rate if you hold it to maturity.
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                             If you make withdrawals or transfers from a fixed maturity option before maturity, there will be a market value adjustment due to differences in interest rates. If you withdraw or transfer only a portion of the amount in a fixed maturity option, this may increase or decrease any value that you have left in that fixed maturity option. If you surrender your contract, a market value adjustment also applies.
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GUARANTEED INTEREST OPTION   o   Principal and interest guarantees.

                             o   Interest rates set periodically.
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TAX CONSIDERATIONS           o   No tax on earnings inside the contract until you make withdrawals from your contract or receive annuity payments.

                             o   No tax on transfers among investment options inside the contract.
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                             If you are purchasing or contributing to an annuity contract which is an Individual Retirement Annuity
                             (IRA), or tax sheltered annuity (TSA) you should be aware that such contracts do not provide tax deferral benefits beyond those already provided by the Internal Revenue Code for tax-qualified arrangements. Before purchasing one of these contracts, you should consider whether its features and benefits beyond tax deferral meet your needs and goals. You may also want to consider the relative features, benefits and costs of these contracts compared with any other investment that you may use in connection with your retirement plan or arrangement. Depending on your personal situation, the contract's guaranteed benefits may have limited usefulness because of required minimum distributions
                             ("RMDs").
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GUARANTEED MINIMUM           The Guaranteed minimum income benefit ("GMIB") provides income protection for you during your life once
INCOME BENEFIT               you elect to annuitize the contract.
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GUARANTEED WITHDRAWAL        The Guaranteed withdrawal benefit for life option ("GWBL"), guarantees that you can take withdrawals of
BENEFIT FOR LIFE             up to a maximum amount each contract year (your "Guaranteed annual withdrawal amount") beginning at age
                             55. Withdrawals are taken from your account value and continue during your lifetime even if your account value falls to zero (unless it is caused by a withdrawal that exceeds your Guaranteed annual withdrawal amount).
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CONTRIBUTION AMOUNTS         o   Your initial contribution must be from the transfer of the cash value of an EQUI-VEST(R) or
                                 EQUI-VEST(R) Express(SM) contract that you currently own, under which withdrawal charges no longer apply, to an EQUI- VEST(R) At Retirement(SM) contract of the same type, for example, traditional
                                 IRA to traditional IRA, NQ to NQ. We also offer direct rollovers to IRAs for TSA contracts.

                                 Initial minimum:   $50,000
                             -------------------------------------------------------------------------------------------------------
                             o   There is no minimum dollar amount on additional contributions but additional contributions must also be a transfer of the total cash value of an EQUI-VEST(R) or EQUI-VEST(R) Express(SM) contract that you currently own, under which withdrawal charges no longer apply, to an EQUI-VEST(R) At
                                 Retirement(SM) contract of the same type, for example, traditional IRA to traditional IRA, NQ to
                                 NQ.

                             o   Upon advance notice to you, we may exercise certain rights we have under the contract regarding contributions, including our rights to (i) change minimum and maximum contribution requirements and limitations, and (ii) discontinue acceptance of additional contributions. Further, we may at any time exercise our rights to limit or terminate your contributions and transfers to any of the variable investment options and to limit the number of variable investment options which you may elect. For more information, see "How you can purchase and contribute to your contract" in
                                 "Contract features and benefits" later in this prospectus.
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ACCESS TO YOUR MONEY         o    Partial withdrawals

                             o    Several withdrawal options on a periodic basis

                             o    Loans under TSA contracts (not available for contracts with GWBL)

                             o    Contract surrender

                             o    Maximum payment plan (only under contracts with GWBL)

                             o    Customized payment plan (only under contracts with GWBL)

                             You may incur income tax and a tax penalty. Certain withdrawals will diminish the value of optional benefits.
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                    EQUI-VEST(R) AT RETIREMENT(SM) AT A GLANCE -- KEY FEATURES 8

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PAYOUT OPTIONS               o    Fixed annuity payout options

                             o    Variable Immediate Annuity payout options (described in a separate prospectus for that option)

                             o    Income Manager(SM) payout options (described in a separate prospectus for that option)
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ADDITIONAL FEATURES          o    Guaranteed minimum death benefit options

                             o    Dollar cost averaging

                             o    Free transfers

                             o    Spousal continuation

                             o    Beneficiary continuation option

                             o    Guaranteed minimum death benefit/Guaranteed minimum income benefit roll-up benefit base reset

                             o    Guaranteed minimum income benefit no lapse guarantee
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FEES AND CHARGES             Please see "Fee table" later in this section for complete details.
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OWNER AND ANNUITANT          55-85
ISSUE AGES
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THE TABLE ABOVE SUMMARIZES ONLY CERTAIN CURRENT KEY FEATURES AND BENEFITS OF THE CONTRACT. THE TABLE ALSO SUMMARIZES CERTAIN CURRENT LIMITATIONS, RESTRICTIONS AND EXCEPTIONS TO THOSE FEATURES AND BENEFITS THAT WE HAVE THE RIGHT TO IMPOSE UNDER THE CONTRACT AND THAT ARE SUBJECT TO CHANGE IN THE FUTURE. IN SOME CASES, OTHER LIMITATIONS, RESTRICTIONS AND EXCEPTIONS MAY APPLY. THE CONTRACT MAY NOT CURRENTLY BE AVAILABLE IN ALL STATES. CERTAIN FEATURES AND BENEFITS DESCRIBED IN THIS PROSPECTUS, INCLUDING THE AVAILABILITY OF ALL INVESTMENT OPTIONS, MAY VARY IN YOUR STATE OR AT CERTAIN AGES OR UNDER YOUR INVESTMENT METHOD OR DEPENDING ON WHEN YOU PURCHASED YOUR CONTRACT; ALL FEATURES AND BENEFITS MAY NOT BE AVAILABLE IN ALL CONTRACTS OR IN ALL STATES. PLEASE SEE APPENDIX V LATER IN THIS PROSPECTUS FOR MORE INFORMATION ON STATE AVAILABILITY AND/OR VARIATIONS OF CERTAIN FEATURES AND BENEFITS.


For more detailed information, we urge you to read the contents of this prospectus, as well as your contract. This prospectus is a disclosure document and describes all of the contract's material features, benefits, rights and obligations, as well as other information. The prospectus should be read carefully before investing. Please feel free to speak with your financial professional or call us, if you have any questions. If for any reason you are not satisfied with your contract, you may return it to us for a refund within a certain number of days. Please see "Your right to cancel within a certain number of days" in "Contract features and benefits" later in this prospectus for additional information.


OTHER CONTRACTS

We offer a variety of fixed and variable annuity contracts. While you may not be able to make a direct exchange of your EQUI-VEST(R) contract value into these other contracts, they may offer features, including investment options, credits, fees and/or charges that are different from those in the contracts offered by this prospectus. Not every contract is offered through the same selling broker-dealer. Some selling broker-dealers may not offer and/or limit the offering of certain features or options, as well as limit the availability of the contracts, based on issue age or other criteria established by the selling broker-dealer. Upon request, your financial professional can show you information regarding other AXA Equitable annuity contracts that he or she distributes. You can also contact us to find out more about the availability of any of the AXA Equitable annuity contracts.

You should work with your financial professional to decide whether an optional benefit is appropriate for you based on a thorough analysis of your particular insurance needs, financial objectives, investment goals, time horizons and risk tolerance. Some selling broker-dealers may limit their clients from purchasing optional benefits based upon the client's age.



9 EQUI-VEST(R) AT RETIREMENT(SM) AT A GLANCE -- KEY FEATURES

Fee table
--------------------------------------------------------------------------------
The following tables describe the fees and expenses that you will pay when buying and owning the contract. Each of the charges and expenses is more fully described in "Charges and expenses" later in this prospectus. No sales charges are imposed at time of purchase, withdrawal or surrender of the contract. Charges designed to approximate certain taxes that may be imposed on us, such as premium taxes in your state, may apply.

The first table describes fees and expenses that you will pay if you purchase a Variable Immediate Annuity payout option. Charges for certain features shown in the fee table are mutually exclusive.


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 CHARGES WE DEDUCT FROM YOUR ACCOUNT VALUE AT THE TIME YOU REQUEST CERTAIN TRANSACTIONS
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Charge if you elect a variable payout option upon annuitization (which is
described in a separate prospectus for that option)                                          $350
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The next table describes the fees and expenses that you will pay periodically during the time that you own the contract, not including the underlying trust portfolio fees and expenses.
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 CHARGES WE DEDUCT FROM YOUR ACCOUNT VALUE ON EACH CONTRACT DATE ANNIVERSARY
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Maximum annual administrative charge                                                         $0

There is no annual administrative charge applicable to your EQUI-VEST(R) At Retirement(SM) contract.
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 CHARGES WE DEDUCT FROM YOUR VARIABLE INVESTMENT OPTIONS EXPRESSED AS AN ANNUAL PERCENTAGE OF DAILY NET ASSETS
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SEPARATE ACCOUNT ANNUAL EXPENSES:

Mortality and expense risks                                                                0.80%

Administrative                                                                             0.30%

Distribution                                                                               0.20%
                                                                                           -----
TOTAL SEPARATE ACCOUNT ANNUAL EXPENSES                                                     1.30%
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 CHARGES WE DEDUCT FROM YOUR ACCOUNT VALUE EACH YEAR FOR THE OPTIONAL BENEFIT THAT YOU ELECT
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GUARANTEED MINIMUM DEATH BENEFIT CHARGE (calculated as a percentage of the applicable benefit base. Deducted annually(1) on each contract date anniversary for which the benefit is in effect):

  o     Standard death benefit (available only with the Guaranteed minimum                 0.00%
        income benefit)

  o     GWBL Standard death benefit                                                        0.00%

  o     Annual Ratchet to age 85                                                           0.25% of the Annual Ratchet to age 85
                                                                                           benefit base

  o     Greater of 6% Roll-Up to age 85 or Annual Ratchet to age 85                        0.60% of the greater of 6% Roll-Up to
                                                                                           age 85 benefit base or the Annual
                                                                                           Ratchet to age 85 benefit base, as
                                                                                           applicable

  o     GWBL Enhanced death benefit                                                        0.30% of the GWBL Enhanced death benefit
                                                                                           base
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GUARANTEED MINIMUM INCOME BENEFIT CHARGE (calculated as a percent-
age of the applicable benefit base. Deducted annually(1) on each contract date
anniversary for which the benefit is in effect.)                                           0.65%
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GUARANTEED WITHDRAWAL BENEFIT FOR LIFE BENEFIT CHARGE(1)(calculated as                     0.60% for the Single Life option
a percentage of the GWBL benefit base. Deducted annually on each contract                  0.75% for the Joint Life option
date anniversary.)

If your GWBL benefit base ratchets, we reserve the right to increase your                  0.75% for the Single Life option
charge up to:                                                                              0.90% for the Joint Life option

Please see "Guaranteed withdrawal benefit for life" in "Contract features and benefits" for more information about this feature, including its benefit base and the Annual Ratchet provision, and "Guaranteed withdrawal benefit for life benefit charge" in "Charges and expenses," later in this prospectus.
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NET LOAN INTEREST CHARGE -- TSA CONTRACTS ONLY
(calculated and deducted daily as a percentage of the outstanding loan
amount)                                                                                    2.00%(2)
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You also bear your proportionate share of all fees and expenses paid by a "portfolio" that corresponds to any variable investment option you are using. This table shows the lowest and highest total operating expenses charged by any of the portfolios that you will pay periodically during the time that you own the contract. These fees and expenses are reflected in the portfolio's net asset value each day. Therefore, they reduce the investment return of the portfolio and the related variable investment option. Actual fees and expenses are likely to fluctuate from year to year. More detail concerning each portfolio's fees and expenses is contained in the Trust prospectus for the portfolio.

                                                                    FEE TABLE 10

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 PORTFOLIO OPERATING EXPENSES EXPRESSED AS AN ANNUAL PERCENTAGE OF DAILY NET ASSETS
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Total Annual Portfolio Operating Expenses for 2010 (expenses that are           Lowest               Highest
deducted from Portfolio assets including management fees, 12b-1 fees,           ------               -------
service fees, and/or other expenses)(3)                                         1.14%                1.15%
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Notes:
(1) If the contract is surrendered or annuitized or a death benefit is paid on any date other than the contract date anniversary, we will deduct a pro rata portion of the charge for that contract year.
(2) We charge interest on loans under TSA contracts but also credit you interest on your loan reserve account. Our net loan interest charge is determined by the excess between the interest rate we charge over the interest rate we credit. See "Loans under TSA contracts" later in this prospectus for more information on how the loan interest is calculated and for restrictions that may apply.
(3) "Total Annual Portfolio Operating Expenses" are based, in part, on estimated amounts for options added during the fiscal year 2010 and for the underlying portfolios. In addition, the "Lowest" represents the total annual operating expenses of the AXA Balanced Strategy Portfolio. The "Highest" represents the total annual operating expenses of the AXA Conservative Strategy Portfolio and the AXA Conservative Growth Strategy Portfolio.


EXAMPLE

This example is intended to help you compare the cost of investing in the contract with the cost of investing in other variable annuity contracts. These costs include contract owner transaction expenses, contract fees, separate account annual expenses, and underlying trust fees and expenses (including the underlying portfolio fees and expenses).

The example below shows the expenses that a hypothetical contract owner (who has elected the enhanced death benefit that provides for the greater of the 6% Roll-Up to age 85 or the Annual Ratchet to age 85 along with the Guaranteed minimum income benefit) would pay in the situations illustrated.

The fixed maturity options and guaranteed interest option are not covered by the example. However, the charge for any optional benefits and the charge if you elect a Variable Immediate Annuity payout option do apply to the fixed maturity options and guaranteed interest option. A market value adjustment (up or down) may apply as a result of a withdrawal, transfer, or surrender of amounts from a fixed maturity option.

The example assumes that you invest $10,000 in the contract for the time periods indicated, and that your investment has a 5% return each year. The example also assumes maximum contract charges and total annual expenses of the portfolios (before expense limitations) set forth in the previous charts. This example should not be considered a representation of past or future expenses for each option. Actual expenses may be greater or less than those shown. Similarly, the annual rate of return assumed in the example is not an estimate or guarantee of future investment performance. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:



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                                            IF YOU ANNUITIZE AT THE END OF THE         IF YOU SURRENDER OR DO NOT SURRENDER YOUR
                                            APPLICABLE TIME PERIOD                 CONTRACT AT THE END OF THE APPLICABLE TIME PERIOD
------------------------------------------------------------------------------------------------------------------------------------
                                            1 year   3 years   5 years   10 years         1 year   3 years   5 years   10 years
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(a) assuming maximum fees and expenses of     N/A    $1,552    $2,410    $4,777           $390     $1,202    $2,060    $4,427
    any of the Portfolios
(b) assuming minimum fees and expenses of     N/A    $1,549    $2,405    $4,767           $389     $1,199    $2,055    $4,417
    any of the Portfolios
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For information on how your contract works under certain hypothetical circumstances, please see Appendix IV at the end of this prospectus.


CONDENSED FINANCIAL INFORMATION


Please see Appendix I at the end of this prospectus, for the unit values and number of units outstanding as of the periods shown for each of the variable investment options, available as of December 31, 2010.



11 FEE TABLE

1. CONTRACT FEATURES AND BENEFITS



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HOW YOU CAN PURCHASE AND CONTRIBUTE TO YOUR CONTRACT


You may purchase a contract by making payments to us that we call "contributions." Your initial contribution must be from the transfer of the cash value of an EQUI-VEST(SM) traditional IRA, Roth IRA, NQ or TSA or the same IRA and NQ contract types offered in EQUI-VEST(R) Express that you currently own under which withdrawal charges no longer apply. The contract that you purchase must be the same type of contract (for example, an NQ contract to an NQ contract; or a Roth IRA contract to a Roth IRA contract) except for a SEP, SARSEP or SIMPLE IRA for which an IRA contract will be purchased. We also offer direct rollovers to IRAs for TSA contracts. We require a minimum initial contribution of $50,000 for you to purchase a contract. Any additional contributions must also be a transfer of the total cash value of an EQUI-VEST(R) traditional IRA, Roth IRA, NQ, or TSA or the same IRA and NQ contract types offered in EQUI-VEST(R) Express(SM) that you own to a contract of the same type (under which withdrawal charges no longer apply). Additional contributions may be made up to age 86(1). Ongoing contributions are not permitted. The following table summarizes our rules regarding contributions to your contract. Both the owner and annuitant named in the contract must meet the age requirements shown in the table.


o Upon advance notice to you, we may exercise certain rights we have under the contract regarding contributions, including our rights to (i) change minimum and maximum contribution requirements and limitations, and (ii) discontinue acceptance of additional contributions. Further, we may at any time exercise our rights to limit or terminate your contributions and transfers to any of the variable investment options and to limit the number of variable investment options which you may elect.

In order to purchase an EQUI-VEST(R) At Retirement(SM) contract, you must select at least one of the optional benefits available under EQUI-VEST(R) At Retirement(SM). However, the standard death benefit can only be elected if GMIB is elected.

--------------------------------------------------------------------------------
The "owner" is the person who is the named owner in the contract and, if an individual, is the measuring life for determining contract benefits. The annuitant is the person who is the measuring life for determining the contract's maturity date. The annuitant is not necessarily the contract owner. Where the owner of a contract is non-natural, the annuitant is the measuring life.
--------------------------------------------------------------------------------



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CONTRACT    AVAILABLE FOR OWNER
TYPE        AND ANNUITANT AGES       SOURCE OF CONTRIBUTIONS
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NQ(2)       55 through 85            Transfer from an existing EQUI-VEST(R) or EQUI-VEST(R) Express(SM) NQ contract
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IRA         55 through 85            Transfer from an existing EQUI-VEST(R) or EQUI-VEST(R) Express(SM) IRA (including QP IRA), SEP,
                                     SARSEP or SIMPLE IRA contract
------------------------------------------------------------------------------------------------------------------------------------
Roth IRA    55 through 85            Transfer from an existing EQUI-VEST(R) or EQUI-VEST(R) Express(SM) Roth IRA contract
------------------------------------------------------------------------------------------------------------------------------------
TSA(3)      55 through 85            Transfer from an existing EQUI-VEST(R) TSA contract (employer or plan approval required. Con-
                                     tract must continue to be part of a 403(b) plan)
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(1) See "Guaranteed withdrawal benefit for life ("GWBL")" later in this prospectus for a discussion of limits on additional contributions when you elect that benefit.
(2) For NQ, both Owner(s) and Annuitant must meet issue age requirements. If there are more than 2 owners on the existing EQUI-VEST(R) contract, a change of owner form must be completed so that there are only 2 owners before the transfer to an EQUI-VEST(R) At Retirement(SM) contract is requested. Joint owners are available for NQ contracts only.
(3) The following applies only to TSA contracts: EQUI-VEST(R) At Retirement(SM) TSA is not available if you have made designated Roth contributions to your original EQUI-VEST(R) TSA contract. Also, due to federal tax law changes, we permit funds from an EQUI-VEST(R) TSA contract which would qualify to be transferred to an EQUI-VEST(R) At Retirement(SM) TSA (or which were transferred to EQUI-VEST(R) At Retirement(SM) TSA), to be directly rolled over to an EQUI-VEST(R) At Retirement(SM) IRA instead. This would apply in situations where the EQUI-VEST(R) At Retirement(SM) TSA would not continue to be part of a 403(b) plan. See the discussion under "Tax information" later in this prospectus.

See "Tax information" later in this prospectus for a more detailed discussion of sources of contributions and certain contribution limitations. For information on when contributions are credited under your contract, see "Dates and prices at which contract events occur" in "More information" later in this prospectus. Please review your contract for information on contribution limitations.


                                               CONTRACT FEATURES AND BENEFITS 12

OWNER AND ANNUITANT REQUIREMENTS

Under all IRA and TSA contracts, the owner and annuitant must be the same individual. Under NQ contracts, the annuitant can be different from the owner. We do not permit partnerships or limited liability corporations to be owners. We also reserve the right to prohibit availability of this contract to other non-natural owners. For NQ contracts, we limit ownership to two joint owners. Only natural persons can be joint owners.

For the Spousal continuation feature to apply, the spouses must either be joint owners or for Single life contracts, the surviving spouse must be the sole primary beneficiary. If your EQUI-VEST(R) NQ contract has a spousal joint owner, upon transfer to the EQUI-VEST(R) At Retirement(SM) contract such joint owner will automatically become the successor owner under the EQUI-VEST(R) At Retirement(SM) contract. If there is a successor owner named on your EQUI-VEST(R) NQ contract, it will not automatically carry over to the EQUI-VEST(R) At Retirement(SM) contract because successor owner (without rights) will not be available.

The determination of spousal status is made under applicable state law; however, in the event of a conflict between federal and state law, we follow federal rules.

Certain benefits under your contract, as described later in this prospectus, are based on the age of the owner. If the owner of the contract is not a natural person, these benefits will be based on the age of the annuitant. If GWBL is elected, the term owner is intended to be references to annuitant if the contract has a non-natural owner.


HOW YOU CAN MAKE YOUR CONTRIBUTIONS

Except as indicated for TSA contracts below, contributions to your EQUI-VEST(R) at Retirement(SM) contract can only be made through a direct transfer from an EQUI-VEST(R) or EQUI-VEST(R) Express(SM) contract that you own to the same type of contract. That is, a traditional IRA must be transferred to a traditional IRA; a Roth IRA must be transferred to a Roth IRA; an NQ contract must be exchanged for another NQ contract with the same owner(s) and annuitant. In the case of a SEP, SARSEP or SIMPLE IRA, a traditional IRA will be purchased.

The following applies only to TSA contracts: EQUI-VEST(R) At Retirement(SM) is not available if you have made designated Roth contributions to your original EQUI-VEST(R) TSA contract. A direct TSA to TSA contract transfer (whether a contract exchange under the same 403(b) plan or a 403(b) plan to another 403(b) plan direct transfer) may still be made from an EQUI-VEST(R) TSA contract, but only with employer or plan approval and only if the contract continues to be part of a 403(b) plan. Also, due to federal tax law changes, we permit funds from an EQUI-VEST(R) TSA contract which would qualify to be transferred to an EQUI-VEST(R) At Retirement(SM) TSA (or which were transferred to EQUI-VEST(R) At Retirement(SM) TSA), to be directly rolled over to an EQUI-VEST(R) At Retirement(SM) IRA instead. This would apply in situations where the EQUI-VEST(R) At Retirement(SM) TSA would not continue to be part of a 403(b) plan. See the discussion under "Tax information" later in this prospectus.


WHAT ARE YOUR INVESTMENT OPTIONS UNDER THE CONTRACT?

You can choose from among the variable investment options, the guaranteed interest option and the fixed maturity options. If you elect the Guaranteed withdrawal benefit for life, your investment options will be limited to the guaranteed interest option and the variable investment options. Certain investment options may not be available in all states. See Appendix V. Certain variable investment options may not be available, depending on when you purchased your contract. (See the front cover of this Prospectus for a full list of which variable investment options are available under your contract.)



VARIABLE INVESTMENT OPTIONS

Your investment results in any one of the variable investment options will depend on the investment performance of the underlying portfolios. You can lose your principal when investing in the variable investment options. In periods of poor market performance, the net return, after charges and expenses, may result in negative yields. Listed below are the currently available portfolios, their investment objectives and their advisers. We may, at any time, exercise our rights to limit or terminate your contributions and to limit the number of variable investment options you may elect or to close a variable investment option to new contributions or transfers.


13  CONTRACT FEATURES AND BENEFITS

PORTFOLIOS OF THE TRUST

We offer an affiliated Trust, which in turn offers one or more portfolios. AXA Equitable Funds Management Group, LLC, a wholly owned subsidiary of AXA Equitable, serves as the investment manager of the portfolios of EQ Advisors Trust. The chart below indicates the currently available portfolios and their investment objectives.

You should be aware that AXA Advisors, LLC receives 12b-1 fees from affiliated portfolios for providing certain distribution and/or shareholder support services. These fees will not exceed 0.25% of the portfolios' average daily net assets. The portfolios' sub-advisers and/or their affiliates also contribute to the cost of expenses for sales meetings or seminar sponsorships that may relate to the contracts and/or the sub-advisers' respective portfolios. It may be more profitable for us to offer affiliated portfolios than to offer unaffiliated portfolios.

As a contract owner, you may bear the costs of some or all of these fees and payments through your indirect investment in the portfolios. (See the portfolios' prospectuses for more information.) These fees and payments will reduce the underlying portfolios' investment returns. AXA Equitable may profit from these fees and payments.

AXA Equitable considers the availability of these fees and payment arrangements during the selection process for the underlying portfolios. These fees and payment arrangements may create an incentive for us to select portfolios (and classes of shares of portfolios) that pay us higher amounts.

The AXA Strategic Allocation Portfolios offer contract owners a convenient opportunity to invest in other portfolios that are managed and have been selected for inclusion in the AXA Strategic Allocation Portfolios by AXA Equitable. AXA Advisors, LLC, an affiliated broker-dealer of AXA Equitable, may promote the benefits of such portfolios to contract owners and/or suggest, incidental to the sale of this contract, that contract owners consider whether allocating some or all of their account value to such portfolios is consistent with their desired investment objectives. In addition, due to the relative diversification of the underlying portfolios covering various asset classes and categories, the AXA Strategic Allocation Portfolios may enable AXA Equitable to more efficiently manage AXA Equitable's financial risks associated with certain guaranteed features including those optional benefits that restrict allocations to the AXA Strategic Allocation Portfolios. Please see "Allocating your contributions" later in this section for more information about your role in managing your allocations.



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EQ ADVISORS TRUST --
CLASS IB SHARES                                                                       INVESTMENT MANAGER (OR SUB-ADVISER(S), AS
PORTFOLIO NAME              OBJECTIVE                                                 APPLICABLE)
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AXA BALANCED STRATEGY       Seeks long-term capital appreciation and current income   o    AXA Equitable Funds Management Group,
                                                                                           LLC
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AXA CONSERVATIVE GROWTH     Seeks current income and growth of capital, with a        o    AXA Equitable Funds Management Group,
 STRATEGY                   greater emphasis on current income.                            LLC
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AXA CONSERVATIVE STRATEGY   Seeks a high level of current income.                     o    AXA Equitable Funds Management Group,
                                                                                           LLC
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YOU SHOULD CONSIDER THE INVESTMENT OBJECTIVES, RISKS AND CHARGES AND EXPENSES OF THE PORTFOLIOS CAREFULLY BEFORE INVESTING. THE PROSPECTUSES FOR THE TRUST CONTAIN THIS AND OTHER IMPORTANT INFORMATION ABOUT THE PORTFOLIOS. THE PROSPECTUSES SHOULD BE READ CAREFULLY BEFORE INVESTING. IN ORDER TO OBTAIN COPIES OF THE TRUST PROSPECTUSES THAT DO NOT ACCOMPANY THIS PROSPECTUS, YOU MAY CALL ONE OF OUR CUSTOMER SERVICE REPRESENTATIVES AT (800) 628-6673.


GUARANTEED INTEREST OPTION

The guaranteed interest option is part of our general account and pays interest at guaranteed rates. We discuss our general account under "More information" later in this prospectus.

We assign an interest rate each month to amounts allocated to the guaranteed interest option. This rate is guaranteed for a specified period.

We credit interest daily to amounts in the guaranteed interest option. There are three levels of interest in effect at the same time in the guaranteed interest option:

(1)  the minimum interest rate guaranteed over the life of the contract,

(2)  the yearly guaranteed interest rate for the calendar year, and

(3)  the current interest rate.

We set current interest rates periodically, according to our procedures that we have in effect at the time. We reserve the right to change these procedures. All interest rates are effective annual rates, but do not reflect the deduction of any optional benefit charges.

See Appendix V later in this prospectus for state availability.

Depending on the year and state where your contract is issued, your lifetime minimum rate ranges from 1.00% to 3.00%. The data page for your contract shows the lifetime minimum rate. Check with your financial professional as to which rate applies in your state. The minimum yearly rate will never be less than the lifetime minimum rate. The minimum yearly rate for 2011 ranges from 1.00% to 3.00%. Current interest rates will never be less than the yearly guaranteed interest rate.

Generally, contributions and transfers into and out of the guaranteed interest option are limited. See "Transferring your money among the investment options" later in this prospectus for restrictions on transfers to and from the guaranteed interest option.


FIXED MATURITY OPTIONS

We offer fixed maturity options with maturity dates generally ranging from one to ten years. We will not accept allocations to a fixed maturity option if on the date the contribution or transfer is to be applied the rate to maturity is 3%. This means that at points in time there may be no fixed maturity options available. You can allocate your contributions to one or more of these fixed maturity options. However, you may



                                              CONTRACT FEATURES AND BENEFITS  14
not allocate more than one contribution to any one fixed maturity option. These amounts become part of a non-unitized separate account. They will accumulate interest at the "rate to maturity" for each fixed maturity option. The total amount you allocate to and accumulate in each fixed maturity option is called the "fixed maturity amount."

--------------------------------------------------------------------------------
Fixed maturity options generally range from one to ten years to maturity.
--------------------------------------------------------------------------------

The rate to maturity you will receive for each fixed maturity option is the rate to maturity in effect for new contributions allocated to that fixed maturity option on the date we apply your contribution.

On the maturity date of a fixed maturity option, your fixed maturity amount, assuming you have not made any withdrawals or transfers, will equal your contribution to that fixed maturity option plus interest, at the rate to maturity for that contribution. This is the fixed maturity option's "maturity value." Before maturity, the current value we will report for your fixed maturity amount will reflect a market value adjustment. Your current value will reflect the market value adjustment that we would make if you were to withdraw all of your fixed maturity amounts on the date of the report. We call this your "market adjusted amount."

FIXED MATURITY OPTIONS AND MATURITY DATES. We currently offer fixed maturity options ending on June 15th for maturity years ranging from one through ten. Not all of these fixed maturity options will be available for annuitant ages 76 and above. See "Allocating your contributions" below. As fixed maturity options expire, we expect to add maturity years so that generally 10 fixed maturity options are available at any time.

We will not accept allocations to a fixed maturity option if on the date the contribution or transfer is to be applied:

o you previously allocated a contribution or made a transfer to the same fixed maturity option; or

o    the rate to maturity is 3%; or

o    the fixed maturity option's maturity date is within 45 days; or

o the fixed maturity option's maturity date is later than the date annuity payments are to begin.

YOUR CHOICES AT THE MATURITY DATE. We will notify you at least 45 days before each of your fixed maturity options is scheduled to mature. At that time, you may choose to have one of the following take place on the maturity date, as long as none of the conditions listed above or in "Allocating your contributions," below would apply:

(a) transfer the maturity value into another available fixed maturity option, or into any of the variable investment options; or

(b)  withdraw the maturity value.

If we do not receive your choice on or before the fixed maturity option's maturity date, we will automatically transfer your maturity value into the next available fixed maturity option (or another investment option if we are required to do so by any state regulation). As of February 15, 2011, the next available maturity date was June 15, 2018 (see "About our fixed maturity options" in "More Information," later in this prospectus). We may change our procedures in the future.

MARKET VALUE ADJUSTMENT. If you make any withdrawals (including transfers, surrender or termination of your contract, or when we make deductions for charges) from a fixed maturity option before it matures we will make a market value adjustment, which will increase or decrease any fixed maturity amount you have in that fixed maturity option. A market value adjustment will also apply if amounts in a fixed maturity option are used to purchase any annuity payment option prior to the maturity date and may apply on payment of a death benefit. The market value adjustment, positive or negative, resulting from a withdrawal or transfer (including a deduction for charges) of a portion of the amount in the fixed maturity option will be a percentage of the market value adjustment that would apply if you were to withdraw the entire amount in that fixed maturity option. The market value adjustment applies to the amount remaining in a fixed maturity option and does not reduce the actual amount of a withdrawal. The amount applied to an annuity payout option will reflect the application of any applicable market value adjustment (either positive or negative). We only apply a positive market value adjustment to the amount in the fixed maturity option when calculating any death benefit proceeds under your contract. The amount of the adjustment will depend on two factors:


(a) the difference between the rate to maturity that applies to the amount being withdrawn and the rate to maturity in effect at that time for new allocations to that same fixed maturity option, and

(b)  the length of time remaining until the maturity date.

In general, if interest rates rise from the time that you originally allocate an amount to a fixed maturity option to the time that you take a withdrawal, the market value adjustment will be negative. Likewise, if interest rates drop at the end of that time, the market value adjustment will be positive. Also, the amount of the market value adjustment, either up or down, will be greater the longer the time remaining until the fixed maturity option's maturity date. Therefore, it is possible that the market value adjustment could greatly reduce your value in the fixed maturity options, particularly in the fixed maturity options with later maturity dates.

We provide an illustration of the market adjusted amount of specified maturity values, an explanation of how we calculate the market value adjustment, and information concerning our general account and investments purchased with amounts allocated to the fixed maturity options, in "More information" later in this prospectus. Appendix II at the end of this prospectus provides an example of how the market value adjustment is calculated.


ALLOCATING YOUR CONTRIBUTIONS


You may allocate your contributions to one or more, or all, of the variable investment options, guaranteed interest option and fixed maturity options (subject to restrictions in certain states--see Appendix V later in this prospectus for state variations). Allocations must be in whole percentages and you may change your allocations at any time. No more than 25% of any contribution may be allocated to the guaranteed interest option. The total of your allocations into all available investment options must equal 100%. We reserve the right to restrict allocations or terminate transfers to any variable investment option. If an owner or annuitant is age 76 or older, you may allocate contributions to fixed maturity options with maturities of five years or less. Only one amount may be allocated to any one fixed maturity option. Also, you may not allocate amounts to fixed maturity options with maturity dates that are later than the date annuity payments are to begin.


The contract is between you and AXA Equitable. The contract is not an investment advisory account, and AXA Equitable is not providing any investment advice or managing the allocations under your contract. In the absence of a specific written arrangement to the contrary, you, as


15  CONTRACT FEATURES AND BENEFITS
the owner of the contract, have the sole authority to make investment allocations and other decisions under the contract. Your AXA Advisors financial professional is acting as a broker-dealer registered representative, and is not authorized to act as an investment advisor or to manage the allocations under your contract. If your financial professional is a registered representative with a broker-dealer other than AXA Advisors, you should speak with him/her regarding any different arrangements that may apply.


GUARANTEED MINIMUM DEATH BENEFIT AND GUARANTEED MINIMUM INCOME BENEFIT BASE

This section does not apply if you elect GWBL. For information about the GWBL Enhanced death benefits and benefit bases, see "Guaranteed withdrawal benefit for life ("GWBL")" later in this section. The standard death benefit can only be selected with GMIB. Any of the enhanced death benefits can be selected by themselves or with GMIB.

The Guaranteed minimum death benefit base and Guaranteed minimum income benefit base (hereinafter, in this section called your "benefit base") are used to calculate the Guaranteed minimum income benefit and the death benefits as described in this section. The benefit base for the Guaranteed minimum income benefit and any enhanced death benefit will be calculated as described below in this section whether these options are elected individually or in combination. Your benefit base is not an account value or a cash value. See also "Guaranteed minimum income benefit option" and "Guaranteed minimum death benefit" below.

STANDARD DEATH BENEFIT.

Your benefit base is equal to:

o    your initial contribution and any additional contributions to the contract;
     less

o a deduction that reflects any withdrawals you make. The amount of the deduction is described under "How withdrawals affect your Guaranteed minimum income benefit and Guaranteed minimum death benefit" in "Accessing your money" later in this prospectus.

6% ROLL-UP TO AGE 85

(USED FOR THE GREATER OF THE 6% ROLL-UP TO AGE 85 OR THE ANNUAL RATCHET TO AGE 85 ENHANCED DEATH BENEFIT AND FOR THE GUARANTEED MINIMUM INCOME BENEFIT)

Your benefit base is equal to:

o    your initial contribution and any additional contributions to the contract;
     plus

o    daily roll-up; less

o a deduction that reflects any withdrawals you make. The amount of the deduction is described under "How withdrawals affect your Guaranteed minimum income benefit and Guaranteed minimum death benefit" in "Accessing your money" and the section entitled "Charges and expenses" later in this prospectus.

The effective annual roll-up rate credited to this benefit base is 6% with respect to the variable investment options. The effective annual roll-up rate may be 4% in some states. Please see Appendix V to see what applies in your state.

The effective annual roll-up rate with respect to the fixed maturity options, the guaranteed interest option and the loan reserve account under TSA (if applicable) is 3%.

The benefit base stops rolling up after the contract anniversary following the owner's (or older joint owner's, if applicable) 85th birthday. For contracts with non-natural owners, the benefit base stops rolling up after the contract anniversary following the annuitant's 85th birthday.

ANNUAL RATCHET TO AGE 85

(USED FOR THE ANNUAL RATCHET TO AGE 85 ENHANCED DEATH BENEFIT, AND THE GREATER OF THE 6% ROLL-UP TO AGE 85 OR THE ANNUAL RATCHET TO AGE 85 ENHANCED DEATH BENEFIT AND FOR THE GUARANTEED MINIMUM INCOME BENEFIT)

Your benefit base is equal to the greater of either:

o your initial contribution to the contract (plus any additional contributions),

                                       or

o your highest account value on any contract anniversary up to the contract anniversary following the owner's (or older joint owner's, if applicable) 85th birthday, plus any contributions made since the most recent ratchet occurred, less

o a deduction that reflects any withdrawals you make. The amount of the deduction is described under "How withdrawals affect your Guaranteed minimum income benefit and Guaranteed minimum death benefit" in "Accessing your money" later in this prospectus.

For contracts with non-natural owners, the last contract anniversary a ratchet could occur is based on the annuitant's age.

GREATER OF THE 6% ROLL-UP TO AGE 85 OR THE ANNUAL RATCHET TO AGE 85 ENHANCED DEATH BENEFIT AND FOR THE GUARANTEED MINIMUM INCOME BENEFIT

Your benefit base is equal to the greater of the benefit base computed for the 6% Roll-Up to age 85 or the benefit base computed for the Annual Ratchet to age 85, as described immediately above, on each contract date anniversary.

GUARANTEED MINIMUM DEATH BENEFIT/GUARANTEED MINIMUM INCOME BENEFIT ROLL-UP BENEFIT BASE RESET


If both the Guaranteed minimum income benefit AND the Greater of the 6% Roll-Up to age 85 or the Annual Ratchet to age 85 enhanced death benefit (the "Greater of enhanced death benefit") are elected, you may reset the Roll-Up benefit base for these guaranteed benefits to equal the account value as of the 5th or on any later contract date anniversary until age 75. The reset amount would equal the account value as of the contract date anniversary on which you reset your Roll-Up benefit base. The 6% Roll-Up continues to age 85 on any reset benefit base.

We will send you a notice in each year that the Roll-Up benefit base is eligible to be reset, and you will have 30 days from your contract date anniversary to reset your Roll-Up benefit base. Each time you reset the Roll-Up benefit base, your Roll-Up benefit base will not be eligible for another reset for five years. If after your death your spouse continues this contract, the benefit base will be eligible to be reset either five years from the contract date or from the last reset date, if applicable. The last age at which the benefit base is eligible to be reset is owner (or older joint owner, if applicable) age 75. For contracts with non-natural owners, reset eligibility is based on the annuitant's age.

                                              CONTRACT FEATURES AND BENEFITS  16

It is important to note that once you have reset your Roll-Up benefit base, a new waiting period to exercise the Guaranteed minimum income benefit will apply from the date of the reset; you may not exercise until the tenth contract date anniversary following the date of the reset. See "Guaranteed minimum income benefit option--Exercise rules" below for more information regarding the 10 year waiting period. Please note that resetting your Roll-Up benefit base will lengthen the exercise waiting period. Also, although there is no additional charge when you reset your Roll-Up benefit base, the total dollar amount charged on future contract date anniversaries may increase as a result of the reset since the charges may be applied to a higher benefit base than would have been otherwise applied. See "Charges and expenses" later in this prospectus. Also, owners of IRA and TSA contracts whose lifetime required minimum distributions must begin before the end of the new exercise waiting period should consider carefully before resetting their rollup benefit base. If the required minimum distributions exceed 6% of the reset benefit base, they would cause a pro rata reduction in the benefit base. On the other hand, resetting the benefit base to a larger amount would make it less likely that the required minimum distributions actually exceed the 6% threshold. See "Lifetime required minimum distribution withdrawals" and "How withdrawals affect your Guaranteed minimum income benefit and Guaranteed minimum death benefit" in "Accessing your money" later in this prospectus.

The Roll-Up benefit base for both the Greater of enhanced death benefit and the Guaranteed minimum income benefit are reset simultaneously when you request a Roll-Up benefit base reset. You cannot elect a Roll-Up benefit base reset for one benefit and not the other.


ANNUITY PURCHASE FACTORS

Annuity purchase factors are the factors applied to determine your periodic payments under the Guaranteed minimum income benefit and annuity payout options. The Guaranteed minimum income benefit is discussed in "Guaranteed minimum income benefit option" below and annuity payout options are discussed in "Accessing your money" later in this prospectus. Annuity purchase factors are based on interest rates, mortality tables, frequency of payments, the form of annuity benefit, and the owner's (and any joint owner's) age and sex in certain instances. Your contract specifies different guaranteed annuity purchase factors for the Guaranteed minimum income benefit and the annuity payout options. We may provide more favorable current annuity purchase factors for the annuity payout options but we will always use the guaranteed purchase factors to determine your periodic payments under the Guaranteed minimum income benefit.


GUARANTEED MINIMUM INCOME BENEFIT OPTION ("GMIB")

The Guaranteed minimum income benefit is available if the owner is age 55 through 75 at the time the contract is issued. If the contract is jointly owned, the Guaranteed minimum income benefit will be calculated on the basis of the older owner's age. There is an additional charge for the Guaranteed minimum income benefit which is described under "Guaranteed minimum income benefit charge" in "Charges and expenses" later in this prospectus. Once you purchase the Guaranteed minimum income benefit, you may not voluntarily terminate this benefit.

If you elect the Guaranteed withdrawal benefit for life, the Guaranteed minimum income benefit is not available. If the owner was older than age 60 at the time an IRA or TSA contract was issued, the Guaranteed minimum income benefit may not be an appropriate feature because the minimum distributions required by tax law generally must begin before the Guaranteed minimum income benefit can be exercised.

If you elect the Guaranteed minimum income benefit option and change ownership of the contract, this benefit will automatically terminate, except under certain circumstances. See "Transfers of ownership, collateral assignments, loans and borrowing" in "More information," later in this prospectus for more information.

The Guaranteed minimum income benefit guarantees you a minimum amount of fixed income under your choice of a life annuity fixed payout option or a life with a period certain payout option, subject to state availability. You choose which of these payout options you want and whether you want the option to be paid on a single or joint life basis at the time you exercise your Guaranteed minimum income benefit. The maximum period certain available under the life with a period certain payout option is 10 years. This period may be shorter, depending on the owner's age as follows:


--------------------------------------------------------------------------------
                                 LEVEL PAYMENTS
--------------------------------------------------------------------------------
                                              Period certain years
                                   ---------------------------------------------
       Owner's                           IRAs                   NQ
    age at exercise
--------------------------------------------------------------------------------
    75 and younger                        10                    10
--------------------------------------------------------------------------------
          76                              9                     10
          77                              8                     10
          78                              7                     10
          79                              7                     10
          80                              7                     10
          81                              7                      9
          82                              7                      8
          83                              7                      7
          84                              6                      6
          85                              5                      5
--------------------------------------------------------------------------------

We may also make other forms of payout options available. For a description of payout options, see "Your annuity payout options" in "Accessing your money" later in this prospectus.

--------------------------------------------------------------------------------
The Guaranteed minimum income benefit should be regarded as a safety net only.
--------------------------------------------------------------------------------

When you exercise the Guaranteed minimum income benefit, the annual lifetime income that you will receive will be the greater of (i) your Guaranteed minimum income benefit which is calculated by applying your Guaranteed minimum income benefit base at guaranteed annuity purchase factors, or (ii) the income provided by applying your account value at our then current annuity purchase factors. For TSA only, we will subtract from the Guaranteed minimum income benefit base or account value any outstanding loan, including interest accrued but not paid. You may also elect to receive monthly or quarterly payments as an alternative. The payments will be less than or -1/4 of the annual payments, respectively, due to the effect of interest compounding. The benefit base is applied only to the guaranteed annuity purchase factors under the Guaranteed minimum income benefit in your contract and not to any other guaranteed or current annuity purchase rates. The amount of income you actually receive will be determined when we receive your request to exercise the benefit.


17  CONTRACT FEATURES AND BENEFITS

When you elect to receive annual lifetime income, your contract will terminate and you will receive a new contract for the annuity payout option. For a discussion of when your payments will begin and end, see "Exercise of Guaranteed minimum income benefit" below.

Before you elect the Guaranteed minimum income benefit, you should consider the fact that it provides a form of insurance and is based on conservative actuarial factors. The guaranteed annuity purchase factors we use to determine your payout annuity benefit under the Guaranteed minimum income benefit are more conservative than the guaranteed annuity purchase factors we use for our standard payout annuity options. This means that, assuming the same amount is applied to purchase the benefit and that we use guaranteed annuity purchase factors to compute the benefit, each periodic payment under the Guaranteed minimum income benefit payout annuity will be smaller than each periodic payment under our standard payout annuity options. Therefore, even if your account value is less than your benefit base, you may generate more income by applying your account value to current annuity purchase factors. We will make this comparison for you when the need arises.


GUARANTEED MINIMUM INCOME BENEFIT "NO LAPSE GUARANTEE". In general, if your account value falls to zero (except, as discussed below, if your account value falls to zero due to a withdrawal that causes your total contract year withdrawals to exceed 6% of the Roll-Up benefit base as of the beginning of the contract year or in the first contract year all contributions received in the first 90 days), the Guaranteed minimum income benefit will be exercised automatically, based on the owner's (or older joint owner's, if applicable) current age and benefit base, as follows:

o You will be issued a supplementary contract based on a single life with a maximum 10 year period certain. Payments will be made annually starting one year from the date the account value fell to zero.

o You will have 30 days from when we notify you to change the payout option and/or the payment frequency.

The no lapse guarantee will terminate under the following circumstances:

o If your account value falls to zero due to a withdrawal that causes your total contract year withdrawals to exceed 6% of the Roll-Up benefit base (as of the beginning of the contract year);

o If your aggregate withdrawals during any contract year exceed 6% of the Roll-Up benefit base (as of the beginning of the contract year) or in the first contract year, all contributions received in the first 90 days;

o    Upon the owner (or older joint owner, if applicable) reaching age 85.

Please note that if you participate in our RMD Automatic withdrawal option, an automatic withdrawal under that program will not cause the no lapse guarantee to terminate even if a withdrawal causes your total contract year withdrawals to exceed 6% of your Roll-Up benefit base.

ILLUSTRATIONS OF GUARANTEED MINIMUM INCOME BENEFIT. Assuming the 6% Roll-Up to age 85 benefit base, the table below illustrates the Guaranteed minimum income benefit amounts per $100,000 of initial contribution, for a male owner age 60 (at issue) on the contract date anniversaries indicated, who has elected the life annuity fixed payout option, using the guaranteed annuity purchase factors as of the date of this prospectus, assuming no additional contributions, withdrawals or loans under TSA contracts, and assuming there were no allocations to the guaranteed interest option, the fixed maturity options or the loan reserve account.

--------------------------------------------------------------------------------
                                            GUARANTEED MINIMUM INCOME
             CONTRACT DATE               BENEFIT -- ANNUAL INCOME PAYABLE
        ANNIVERSARY AT EXERCISE                      FOR LIFE
--------------------------------------------------------------------------------
                  10                                  $11,891

                  15                                  $18,597
--------------------------------------------------------------------------------

EXERCISE OF GUARANTEED MINIMUM INCOME BENEFIT. On each contract date anniversary that you are eligible to exercise the Guaranteed minimum income benefit, we will send you an eligibility notice illustrating how much income could be provided as of the contract date anniversary. You must notify us within 30 days following the contract date anniversary if you want to exercise the Guaranteed minimum income benefit. You must return your contract to us, along with all required information, within 30 days following your contract date anniversary in order to exercise this benefit. Upon exercise of the Guaranteed minimum income benefit, the owner will become the annuitant, and the contract will be annuitized on the basis of the owner's life. You will begin receiving annual payments one year after the annuity payout contract is issued. If you choose monthly or quarterly payments, you will receive your payment one month or one quarter after the annuity payout contract is issued. You may choose to take a withdrawal prior to exercising the Guaranteed minimum income benefit, which will reduce your payments. You may not partially exercise this benefit. See "Accessing your money" under "Withdrawing your account value" later in this prospectus. Payments end with the last payment before the annuitant's (or joint annuitant's, if applicable) death or if later, the end of the period certain (where the payout option chosen includes a period certain).


EXERCISE RULES

You are eligible to exercise the Guaranteed minimum income benefit within 30 days following each contract date anniversary beginning with the 10th contract date anniversary.

Please note:

(i) the latest date you may exercise the Guaranteed minimum income benefit is within 30 days following the contract date anniversary following your 85th birthday;

(ii) if you were age 75 when the contract was issued or the Roll-Up benefit base was reset, the only time you may exercise the Guaranteed minimum income benefit is within 30 days following the contract date anniversary following your attainment of age 85;

(iii) for EQUI-VEST(R) At Retirement(SM) TSA contracts, you may exercise the Guaranteed minimum income benefit only if you effect a rollover of the TSA contract to an EQUI-VEST(R) At Retirement(SM) IRA. This process must be completed within the 30-day timeframe following the contract date anniversary in order for you to be eligible to exercise;

(iv) if you reset the Roll-Up benefit base (as described earlier in this section), your new exercise date will be the tenth contract date anniversary following the date of the reset. Please note that resetting your Roll-Up benefit base will lengthen the waiting period;

(v) a spouse beneficiary or younger spouse joint owner under Spousal continuation may only continue the Guaranteed minimum



                                              CONTRACT FEATURES AND BENEFITS  18
      income benefit if the contract is not past the last date on which the original owner could have exercised the benefit. In addition, the spouse beneficiary or younger spouse joint owner must be eligible to continue the benefit and to exercise the benefit under the applicable exercise rule (described in the above bullets) using the following additional rules. The spouse beneficiary or younger spouse joint owner's age on the date of the owner's death replaces the owner's age at issue for purposes of determining the availability of the benefit and which of the exercise rules applies. The original contract issue date will continue to apply for purposes of the exercise rules.

(vi) if the contract is jointly owned, you can elect to have the Guaranteed minimum income benefit paid either: (a) as a joint life benefit or (b) as a single life benefit paid on the older owner's age; and

(vii) if the contract is owned by a trust or other non-natural person, eligibility to elect or exercise the Guaranteed minimum income benefit is based on the annuitant's age, rather than the owner's.

See "Effect of the owner's death" under "Payment of death benefit" later in this prospectus for more information.

Please see both "Insufficient account value" in "Determining your contract value" and "How withdrawals affect your Guaranteed minimum income benefit and Guaranteed minimum death benefit" in "Accessing your money" and the section entitled "Charges and expenses" later in this prospectus for more information on these guaranteed benefits.



GUARANTEED MINIMUM DEATH BENEFIT

This section does not apply if you elect GWBL. For information about the GWBL death benefits and benefit bases, see "Guaranteed withdrawal benefit for life ("GWBL")" later in this section.

Your contract provides a death benefit. If you do not elect one of the enhanced death benefits described below, the death benefit is equal to your account value (without adjustment for any otherwise applicable negative market value adjustment) as of the date we receive satisfactory proof of death, any required instructions for the method of payment, information and forms necessary to effect payment, OR the standard death benefit, whichever provides the higher amount. The standard death benefit is equal to your total contributions adjusted for any withdrawals. The standard death benefit, available at no additional charge, may be elected only in conjunction with the Guaranteed minimum income benefit. Once your contract is issued, you may not change or voluntarily terminate your death benefit.

For an additional charge, you may elect one of the enhanced death benefits. If you elect one of the enhanced death benefits, (not including the GWBL Enhanced death benefit) the death benefit is equal to your account value (without adjustment for any otherwise applicable negative market value adjustment) as of the date we receive satisfactory proof of the owner's (or older joint owner's, if applicable) death, any required instructions for the method of payment, information and forms necessary to effect payment, OR your elected enhanced death benefit on the date of the owner's (or older joint owner's, if applicable) death adjusted for any subsequent withdrawals, whichever provides the higher amount. See "Payment of death benefit" later in this prospectus for more information.

If you elect one of the enhanced death benefit options described below and change ownership of the contract, generally the benefit will automatically terminate, except under certain circumstances. If this occurs, any enhanced death benefit elected will be replaced with the standard death benefit. For contracts with non-natural owners, the death benefit will be payable upon the death of the annuitant. See "Transfers of ownership, collateral assignments, loans and borrowing" in "More information," later in this prospectus for more information.

Any of the enhanced death benefits can be elected by themselves or with the Guaranteed minimum income benefit. The standard death benefit may only be elected with the Guaranteed minimum income benefit.


OPTIONAL ENHANCED DEATH BENEFITS APPLICABLE FOR OWNER (OR OLDER JOINT OWNER, IF APPLICABLE) AGES 55 THROUGH 75 AT ISSUE. FOR CONTRACTS WITH NON-NATURAL OWNERS, THE AVAILABLE DEATH BENEFITS ARE BASED ON THE ANNUITANT'S AGE.

Subject to state availability, you may elect one of the following enhanced death benefits (see Appendix V later in this prospectus for state availability of these benefits):

o    ANNUAL RATCHET TO AGE 85.

o    THE GREATER OF THE 6% ROLL-UP TO AGE 85 OR THE ANNUAL RATCHET TO AGE 85.

Each enhanced death benefit is equal to its corresponding benefit base described earlier in "Guaranteed minimum death benefit and Guaranteed minimum income benefit base." Once you have made your enhanced death benefit election, you may not change it.

Please see both "Insufficient account value" in "Determining your contract value" and "How withdrawals affect your Guaranteed minimum income benefit and Guaranteed minimum death benefit " in "Accessing your money" later in this prospectus for more information on these guaranteed benefits.

See Appendix III later in this prospectus for an example of how we calculate an enhanced death benefit.



GUARANTEED WITHDRAWAL BENEFIT FOR LIFE ("GWBL")

For an additional charge, the Guaranteed withdrawal benefit for life ("GWBL") guarantees that you can take withdrawals up to a maximum amount per year (your "Guaranteed annual withdrawal amount"). You may elect one of our automated payment plans or you may take partial withdrawals. All withdrawals reduce your account value and Guaranteed minimum death benefit. See "Accessing your money" later in this prospectus. Your investment options will be limited to the guaranteed interest option and the variable investment options.

You may buy this benefit on a single life ("Single life") or a joint life ("Joint life") basis. Under a Joint life contract, lifetime withdrawals are guaranteed for the life of both the owner and successor owner (or annuitant, for non-natural owners).

The successor owner must be the owner's spouse. If your EQUI-VEST(R) contract has a spousal joint owner, upon transfer to the EQUI-VEST(R) At Retirement(SM) contract, such joint owner will automatically become the successor owner under the EQUI-VEST(R) At Retirement(SM) contract. If you and the successor owner are no longer married, you may either: (i) drop the original successor owner or
(ii) replace the original successor owner with your new spouse. This can only be done before the first


19  CONTRACT FEATURES AND BENEFITS
withdrawal is made from the contract. After the first withdrawal, the successor owner can be dropped but cannot be replaced. If the successor owner is dropped after withdrawals begin, the charge will continue based on a Joint life basis.

Joint life TSA contracts are not permitted. For NQ contracts with two owners, the GWBL benefit cannot be elected if the owners are not spouses.

The cost of the GWBL benefit will be deducted from your account value on each contract date anniversary. Please see "Guaranteed withdrawal benefit for life benefit charge" in "Charges and expenses" later in this prospectus for a description of the charge.

You should not purchase this benefit if:

o You plan to take withdrawals in excess of your Guaranteed annual withdrawal amount because those withdrawals may significantly reduce or eliminate the value of the benefit (see "Effect of Excess withdrawals" below in this section);

o You are interested in long term accumulation rather than taking withdrawals; or

o You plan to use it for withdrawals prior to age 59-1/2, as the taxable amount of the withdrawal will be includible in income and subject to an additional 10% federal income tax penalty, as discussed later in this prospectus.

The Federal Defense of Marriage Act precludes same-sex married couples, domestic partners, and civil union partners from being considered married under federal law. Such individuals, therefore, are not entitled to the favorable tax treatment accorded spouses under federal tax law. As a result, mandatory distributions from the contract must be made after the death of the first individual. Accordingly, the GWBL will have little or no value to the surviving same-gender spouse or partner. You should consult with your tax advisor for more information on this subject.

For traditional IRAs and TSA contracts, you may take your lifetime required minimum distributions ("RMDs") without losing the value of the GWBL benefit, provided you comply with the conditions described under "Lifetime required minimum distribution withdrawals" in "Accessing your money" later in this prospectus, including utilizing our RMD Automatic withdrawal option. If you do not expect to comply with these conditions, this benefit may have limited usefulness for you and you should consider whether it is appropriate. Please consult your tax adviser.



GWBL BENEFIT BASE

At issue, your GWBL benefit base is equal to your initial contribution and will increase or decrease, as follows:

o Your GWBL benefit base increases by the dollar amount of any additional contributions.

o Your GWBL benefit base may be increased on each contract date anniversary, as described below under "Annual ratchet" and "5% deferral bonus."

o Your GWBL benefit base is not reduced by withdrawals except those withdrawals that cause total withdrawals in a contract year to exceed your Guaranteed annual withdrawal amount ("Excess withdrawal"). See "Effect of Excess withdrawals" below in this section.

GUARANTEED ANNUAL WITHDRAWAL AMOUNT

Your initial Guaranteed annual withdrawal amount is equal to a percentage of the GWBL benefit base. The initial applicable percentage ("Applicable percentage") is based on the owner's age at the time of the first withdrawal. For Joint life contracts, the initial Applicable percentage is based on the age of the owner or successor owner, whoever is younger at the time of the first withdrawal. For contracts held by non-natural owners, the initial Applicable percentage is based on the annuitant's age at the time of the first withdrawal. For IRA and TSA contracts, if you have to take a required minimum distribution
(RMD) and it is your first withdrawal under the contract, the RMD will be considered your "first withdrawal" for the purposes of establishing your GWBL Applicable percentage. If your GWBL benefit base ratchets, as described below in this section under "Annual Ratchet," on any contract anniversary after you begin taking withdrawals, your Applicable percentage may increase based on your attained age at the time of the ratchet. The Applicable percentages are as follows:

--------------------------------------------------------------------------------
 AGE                           APPLICABLE PERCENTAGE
--------------------------------------------------------------------------------
55-64                          4.0%

65-74                          5.0%

75-84                          6.0%

85 and older                   7.0%
--------------------------------------------------------------------------------
We will recalculate the Guaranteed annual withdrawal amount on each contract date anniversary and as of the date of any additional contribution or Excess withdrawal, as described below under "Effect of Excess withdrawals" and "Additional contributions". The withdrawal amount is guaranteed never to decrease as long as there are no Excess withdrawals.

Your Guaranteed annual withdrawals are not cumulative. If you withdraw less than the Guaranteed annual withdrawal amount in any contract year, you may not add the remainder to your Guaranteed annual withdrawal amount in any subsequent year.


EFFECT OF EXCESS WITHDRAWALS

An Excess withdrawal is caused when you withdraw more than your Guaranteed annual withdrawal amount in any contract year. Once a withdrawal causes cumulative withdrawals in a contract year to exceed your Guaranteed annual withdrawal amount, the entire amount of that withdrawal and each subsequent withdrawal in that contract year are considered Excess withdrawals.

An Excess withdrawal can cause a significant reduction in both your GWBL benefit base and your Guaranteed annual withdrawal amount. If you make an Excess withdrawal, we will recalculate your GWBL benefit base and the Guaranteed annual withdrawal amount, as follows:

o The GWBL benefit base is reset as of the date of the Excess withdrawal to equal the lesser of: (i) the GWBL benefit base immediately prior to the Excess withdrawal and (ii) the account value immediately following the Excess withdrawal.

o The Guaranteed annual withdrawal amount is recalculated to equal the Applicable percentage currently in effect, multiplied by the reset GWBL benefit base.

You should not purchase this contract if you plan to take withdrawals in excess of your Guaranteed annual withdrawal amount as such withdrawals may significantly reduce or eliminate the value of the GWBL benefit. If your account value is less than your GWBL benefit base (due, for example, to negative market performance), an Excess withdrawal,



                                              CONTRACT FEATURES AND BENEFITS  20
even one that is only slightly more than your Guaranteed annual withdrawal amount, can significantly reduce your GWBL benefit base and the Guaranteed annual withdrawal amount.

For example, assume your GWBL benefit base is $100,000 and your account value is $80,000 when you decide to begin taking withdrawals at age 65. Your Guaranteed annual withdrawal amount is equal to $5,000 (5.0% of $100,000). You take an initial withdrawal of $8,000. Since your GWBL benefit base is immediately reset to equal the lesser of your GWBL benefit base prior to the Excess withdrawal ($100,000) and your account value immediately following the Excess withdrawal ($80,000 minus $8,000), your GWBL benefit base is now $72,000. In addition, your Guaranteed annual withdrawal amount is reduced to $3,600 (5.0% of $72,000), instead of the original $5,000. See "How withdrawals affect your GWBL and GWBL Guaranteed minimum death benefit" in "Accessing your money" later in this prospectus.

You should note that an Excess withdrawal that reduces your account value to zero terminates the contract, including all benefits, without value. See "Insufficient account value" in "Determining your contract value" later in this prospectus.

In general, if you purchase this contract as a traditional IRA or TSA and participate in our RMD Automatic withdrawal option, an automatic withdrawal under that program will not cause an Excess withdrawal, even if it exceeds your Guaranteed annual withdrawal amount. For more information, see "Lifetime required minimum distribution withdrawals" in "Accessing your money" later in this prospectus. Loans are not available under TSA contracts if GWBL is elected.


ANNUAL RATCHET

Your GWBL benefit base is recalculated on each contract date anniversary to equal the greater of: (i) the account value and (ii) the most recent GWBL benefit base. If your account value is greater, we will ratchet up your GWBL benefit base to equal your account value. If your GWBL benefit base ratchets on any contract anniversary after you begin taking withdrawals, your Applicable percentage may increase based on your attained age at the time of the ratchet. Your Guaranteed annual withdrawal amount will also be increased, if applicable, to equal your Applicable percentage times your new GWBL benefit base.

If your GWBL benefit base ratchets, we may increase the charge for the benefit. Once we increase the charge, it is increased for the life of the contract. We will permit you to opt out of the ratchet if the charge increases. If you choose to opt out, your charge will stay the same but your GWBL benefit base will no longer ratchet. Upon request, we will permit you to accept a GWBL benefit base ratchet with the charge increase on a subsequent contract anniversary. For a description of the charge increase, see "Guaranteed withdrawal benefit for life benefit charge" in "Charges and expenses" later in this prospectus.


5% DEFERRAL BONUS

At no additional charge, during the first ten contract years, in each year you have not taken a withdrawal, we will increase your GWBL benefit base by an amount equal to 5% of your total contributions. If the Annual Ratchet (as discussed immediately above) occurs on any contract date anniversary, for the next and subsequent contract years, the bonus will be 5% of the most recent ratcheted GWBL benefit base plus any additional contributions. If the GWBL benefit base is reduced due to an Excess withdrawal, the 5% deferral bonus will be calculated using the reset GWBL benefit base plus any applicable contributions. The deferral bonus generally excludes contributions made in the prior 12 months. In the first contract year, the deferral bonus is determined using all contributions received in the first 90 days of the contract year.

On any contract date anniversary on which you are eligible for a bonus, we will calculate the applicable bonus amount. If, when added to the current GWBL benefit base, the amount is greater than your account value, that amount will become your new GWBL benefit base. If that amount is less than or equal to your account value, your GWBL benefit base will be ratcheted to equal your account value, and the 5% deferral bonus will not apply. If you opt out of the Annual Ratchet (as discussed immediately above), the 5% deferral bonus will still apply.


ADDITIONAL CONTRIBUTIONS

If you elect GWBL, additional contributions are not permitted after the later of: (i) the end of the first contract year and (ii) the date the first withdrawal is taken.

Anytime you make an additional contribution, your GWBL benefit base will be increased by the dollar amount of the contribution. Your Guaranteed annual withdrawal amount will be equal to the Applicable percentage of the increased GWBL benefit base.


GWBL GUARANTEED MINIMUM DEATH BENEFIT

There are two guaranteed minimum death benefits available if you elect the GWBL option: (i) the GWBL Standard death benefit, which is available at no additional charge for owner issue ages 55-85, and (ii) the GWBL Enhanced death benefit, which is available for an additional charge for owner issue ages 55-75.

The GWBL Standard death benefit is equal to the GWBL Standard death benefit base. The GWBL Standard death benefit base is equal to your initial contribution and any additional contributions less a deduction that reflects any withdrawals you make (see "How withdrawals affect your GWBL and GWBL Guaranteed minimum death benefit" in "Accessing your money" later in this prospectus).

The GWBL Enhanced death benefit is equal to the GWBL Enhanced death benefit base.

Your initial GWBL Enhanced death benefit base is equal to your initial contribution and will increase or decrease, as follows:

o Your GWBL Enhanced death benefit base increases by the dollar amount of any additional contribution;

o Your GWBL Enhanced death benefit base increases to equal your account value if your GWBL benefit base is ratcheted, as described above in this section;

o Your GWBL Enhanced death benefit base increases by any 5% deferral bonus, as described above in this section; and

o Your GWBL Enhanced death benefit base decreases by an amount which reflects any withdrawals you make.

See "How withdrawals affect your GWBL and GWBL Guaranteed minimum death benefit" in "Accessing your money" later in this prospectus.

If you elect either the GWBL Standard death benefit or the GWBL Enhanced death benefit, the death benefit is equal to your account value (without adjustment for any otherwise applicable market value adjustment) as of the date we receive satisfactory proof of death, any required instructions for method of payment, information and forms



21  CONTRACT FEATURES AND BENEFITS
necessary to effect payment or the applicable GWBL Guaranteed minimum death benefit on the date of the owner's death (adjusted for any subsequent withdrawals), whichever provides a higher amount.


EFFECT OF YOUR ACCOUNT VALUE FALLING TO ZERO

If your account value falls to zero due to an Excess withdrawal, we will terminate your contract and you will receive no further payments or benefits.

If an Excess withdrawal results in a withdrawal that equals more than 90% of your cash value or reduces your cash value to less than $500, we will treat your request as a surrender of your contract even if your GWBL benefit base is greater than zero.

However, if your account value falls to zero, either due to a withdrawal or surrender that is not an Excess withdrawal or due to a deduction of charges, please note the following:

o Your EQUI-VEST(R) At Retirement(SM) contract terminates and you will receive a supplementary life annuity contract setting forth your continuing benefits. The owner of the EQUI-VEST(R) At Retirement(SM) contract will be the owner and annuitant. The successor owner, if applicable, will be the joint annuitant. If the owner is non-natural, the annuitant will be the same as under your EQUI-VEST(R) At Retirement(SM) contract.

o    No additional contributions will be permitted.

o If you were taking withdrawals through the "Maximum payment plan," we will continue the scheduled withdrawal payments on the same basis.

o If you were taking withdrawals through the "Customized payment plan" or in unscheduled lump sums, we will pay the balance of the Guaranteed annual withdrawal amount for that contract year in a lump sum. Payment of the Guaranteed annual withdrawal amount will begin on the next contract date anniversary.

o Payments will continue at the same frequency for Single or Joint life contracts, as applicable, or annually if automatic payments were not being made.

o Any guaranteed minimum death benefit remaining under the original contract will be carried over to the supplementary life annuity contract. The death benefit will no longer grow and will be reduced on a dollar for dollar basis as payments are made. If there is any remaining death benefit upon the death of the owner and successor owner, if applicable, we will pay it to the beneficiary.

o The charge for the Guaranteed withdrawal benefit for life and the GWBL Enhanced death benefit will no longer apply.

o If at the time of your death the Guaranteed annual withdrawal amount was being paid to you as a supplementary life annuity contract, your beneficiary may not elect the Beneficiary continuation option.


OTHER IMPORTANT CONSIDERATIONS

o This benefit may be of limited usefulness to you if you do not intend to take any withdrawals.

o Excess withdrawals can significantly reduce or completely eliminate the value of the GWBL and GWBL Enhanced death benefit. See "Effect of Excess withdrawals" above in this section and "How withdrawals affect your GWBL and GWBL Guaranteed minimum death benefit" in "Accessing your money" later in this prospectus.

o Withdrawals are not considered annuity payments for tax purposes, and may be subject to an additional 10% Federal income tax penalty before age 59-1/2. See "Tax information" later in this prospectus.

o All withdrawals reduce your account value and Guaranteed minimum death benefit. See "How withdrawals are taken from your account value" and "How withdrawals affect your Guaranteed minimum death benefit" in "Accessing your money" later in this prospectus.

o If you withdraw less than the Guaranteed annual withdrawal amount in any contract year, you may not add the remainder to your Guaranteed annual withdrawal amount in any subsequent year.

o The GWBL benefit terminates if the contract is continued under the beneficiary continuation option or under the Spousal continuation feature if the spouse is not the successor owner.

o If you surrender your contract to receive its cash value and your cash value is greater than your Guaranteed annual withdrawal amount, all benefits under the contract will terminate, including the GWBL benefit.

o    If you transfer ownership of this contract, you terminate the GWBL benefit.


o Withdrawals are available under other annuity contracts we offer and this contract without purchasing a withdrawal benefit.

o For IRA and TSA contracts, if you have to take a required minimum distribution ("RMD") and it is your first withdrawal under the contract, the RMD will be considered your "first withdrawal" for the purposes of establishing your GWBL Applicable percentage.

o If you elect GWBL on a joint life basis and subsequently get divorced, your divorce will not automatically terminate the contract. For both Joint life and Single life contracts, it is possible that the terms of your divorce decree could significantly reduce or completely eliminate the value of this benefit.



YOUR RIGHT TO CANCEL WITHIN A CERTAIN NUMBER OF DAYS

If for any reason you are not satisfied with your contract, you may return it to us for a refund or reinstate your original EQUI-VEST(R) contract. To exercise this cancellation right you must mail the contract, with a signed letter of instruction electing this right, to our processing office within 10 days after you receive it. If state law requires, this "free look"period may be longer. Other state variations may apply. Please contact your financial professional and/or see Appendix V to find out what applies in your state.


For contributions allocated to the variable investment options, your refund will equal your contributions, reflecting any investment gain or loss that also reflects the daily charges we deduct. For contributions allocated to the fixed maturity options, your refund will equal the amount of the contribution allocated to the fixed maturity options reflecting any positive or negative market value adjustments. Under TSA contracts, your refund will be less any amounts in the loan reserve account. Some states require that we refund the full amount of your contribution (not including any investment gain or loss, interest, or



                                              CONTRACT FEATURES AND BENEFITS  22
market value adjustment). For contributions allocated to the guaranteed interest option, your refund will equal the amount of the contributions, without interest. For an IRA contract returned to us within seven days after you receive it, we are required to refund the full amount of your contribution.


We may require that you wait six months before you may apply for a contract with us again if:

o    you cancel your contract during the free look period; or

o    you change your mind before you receive your contract.

If you cancel your EQUI-VEST(R) At Retirement(SM) contract during the free look period and choose to reinstate your EQUI-VEST(R) or EQUI-VEST(R) Express(SM) contract, the death benefit under your EQUI-VEST(R) or EQUI-VEST(R) Express(SM) contract will be restored to its value before the transfer to the EQUI-VEST(R) At Retirement(SM) contract occurred. Please see "Tax information" later in this prospectus for possible consequences of cancelling your contract.

In addition to the cancellation right described above, you have the right to surrender your contract, rather than cancel it. Please see "Surrender of your contract to receive its cash value," later in this prospectus. Surrendering your contract may yield results different than canceling your contract, including a greater potential for taxable income. In some cases, your cash value upon surrender may be greater than your contributions to the contract. Please see "Tax information," later in this Prospectus for possible consequences of cancelling your contract.

Our processing office, or your financial professional, can provide you with the cancellation instructions.


23  CONTRACT FEATURES AND BENEFITS

2. DETERMINING YOUR CONTRACT'S VALUE



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YOUR ACCOUNT VALUE AND CASH VALUE

Your "account value" is the total of the values you have in: (i) the variable investment options; (ii) the guaranteed interest option; (iii) market adjusted amounts in the fixed maturity options; and (iv) the loan reserve account (applicable to TSA contracts only).

Your contract also has a "cash value." At any time before annuity payments begin, your contract's cash value is equal to the account value, less: (i) the total amount or a pro rata portion of optional benefit charges; and (ii) the amount of any outstanding loan plus accrued interest (applicable to TSA contracts only). Please see "Surrendering your contract to receive its cash value" in "Accessing your money" later in this prospectus.


YOUR CONTRACT'S VALUE IN THE VARIABLE INVESTMENT OPTIONS

Each variable investment option invests in shares of a corresponding portfolio. Your value in each variable investment option is measured by "units." The value of your units will increase or decrease as though you had invested it in the corresponding portfolio's shares directly. Your value, however, will be reduced by the amount of the fees and charges that we deduct under the contract.

The unit value for each variable investment option depends on the investment performance of that option, less daily charges for:

(i)   mortality and expense;

(ii)  administrative expenses; and

(iii) distribution charges.

On any day, your value in any variable investment option equals the number of units credited to that option, adjusted for any units purchased for or deducted from your contract under that option, multiplied by that day's value for one unit. The number of your contract units in any variable investment option does not change unless they are:

(i)   increased to reflect additional contributions;

(ii)  decreased to reflect a withdrawal;

(iii) increased to reflect a transfer into, or decreased to reflect a transfer out of, a variable investment option; or

(iv) increased or decreased to reflect a transfer of your loan amount from or to the loan reserve account under a TSA contract.

In addition, when we deduct the enhanced death benefit, Guaranteed minimum income benefit and/or Guaranteed withdrawal benefit for life charges, the number of units credited to your contract will be reduced. A description of how unit values are calculated is found in the SAI.


YOUR CONTRACT'S VALUE IN THE GUARANTEED INTEREST OPTION

Your value in the guaranteed interest option at any time will equal: your contributions and transfers to that option, plus interest, minus withdrawals out of the option, and charges we deduct.

YOUR CONTRACT'S VALUE IN THE FIXED MATURITY OPTIONS


Your value in each fixed maturity option at any time before the maturity date is the market adjusted amount in each option, which reflects withdrawals out of the option and charges we deduct. This is equivalent to your fixed maturity amount increased or decreased by the market value adjustment. Your value, therefore, may be higher or lower than your contributions (less withdrawals) accumulated at the rate to maturity. At the maturity date, your value in the fixed maturity option will equal its maturity value, provided there have been no withdrawals or transfers.


INSUFFICIENT ACCOUNT VALUE

Your contract will terminate without value if your account value is insufficient to pay any applicable charges when due. Your account value could become insufficient due to withdrawals and/or poor market performance. Upon such termination, you will lose all your rights under your contract and any applicable guaranteed benefits, except as discussed below.

See Appendix V later in this prospectus for any state variations with regard to terminating your contract.


GUARANTEED MINIMUM INCOME BENEFIT NO LAPSE GUARANTEE. In certain circumstances, even if your account value falls to zero, your Guaranteed minimum income benefit will still have value. Please see "Contract features and benefits" earlier in this prospectus for information on this feature.

GUARANTEED WITHDRAWAL BENEFIT FOR LIFE. If you elect the Guaranteed withdrawal benefit for life and your account value falls to zero due to a GWBL Excess withdrawal, we will terminate your contract and you will receive no payment or supplementary life annuity contract, even if your GWBL benefit base is greater than zero. If, however, your account value falls to zero, either due to a withdrawal or surrender that is not a GWBL Excess withdrawal or due to a deduction of charges, the benefit will still have value. See "Contract features and benefits" earlier in this prospectus.



                                           DETERMINING YOUR CONTRACT'S VALUE  24

3. TRANSFERRING YOUR MONEY AMONG INVESTMENT OPTIONS



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TRANSFERRING YOUR ACCOUNT VALUE

At any time before the date annuity payments are to begin, you can transfer some or all of your account value among the investment options, subject to the following:

o If an owner or annuitant is age 76 or older, you must limit your transfers to fixed maturity options with maturities of five years or less.

o We will not accept allocations to a fixed maturity option if on the date the contribution or transfer is to be applied, the rate to maturity is 3%. Also, the maturity dates may be no later than the date annuity payments are to begin.

o If you already have an amount in a fixed maturity option, you may not add additional amounts to that same option.

o If you make transfers out of a fixed maturity option other than at its maturity date, the transfer may cause a market value adjustment.

o A transfer into the guaranteed interest option will not be permitted if such transfer would result in more than 25% of the account value being allocated to the guaranteed interest option, based on the account value as of the previous business day.


In addition, we reserve the right to restrict transfers into and among variable investment options including limitations on the number, frequency, or dollar amount of transfers. We may also, at any time, exercise our right to close a variable investment option to transfers. Our current transfer restrictions are set forth in the "Disruptive transfer activity" section below.


The maximum amount that may be transferred from the guaranteed interest option to any investment option (including amounts transferred pursuant to the fixed-dollar option and interest sweep option dollar cost averaging programs described under "Dollar Cost Averaging" below in this section) in any contract year is the greatest of:

(a) 25% of the amount you have in the guaranteed interest option on the last day of the prior contract year; or

(b) the total of all amounts transferred at your request from the guaranteed interest option to any of the Investment options in the prior contract year; or

(c) 25% of amounts transferred or allocated to the guaranteed interest option during the current contract year.

From time to time, we may remove the restrictions regarding transferring amounts out of the guaranteed interest option. If we do so, we will tell you. We will also tell you at least 45 days in advance of the day that we intend to reimpose the transfer restrictions. When we reimpose the transfer restrictions, if any dollar cost averaging transfer out of the guaranteed interest option causes a violation of the 25% outbound restriction, that dollar cost averaging program will be terminated for the current contract year. A new dollar cost averaging program can be started in the next or subsequent contract years.

You may request a transfer in writing, by telephone using TOPS or through Online Account Access. You must send in all written transfer requests directly to our processing office. Transfer requests should specify:

(1)  the contract number,

(2) the dollar amounts or percentages of your current account value to be transferred, and

(3)  the investment options to and from which you are transferring.

We will confirm all transfers in writing.

Please see "Allocating your contributions" in "Contract features and benefits" for more information about your role in managing your allocations.


DISRUPTIVE TRANSFER ACTIVITY

You should note that the contract is not designed for professional "market timing" organizations, or other organizations or individuals engaging in a market timing strategy. The contract is not designed to accommodate programmed transfers, frequent transfers or transfers that are large in relation to the total assets of the underlying portfolio.

Frequent transfers, including market timing and other program trading or short-term trading strategies, may be disruptive to the underlying portfolios in which the variable investment options invest. Disruptive transfer activity may adversely affect performance and the interests of long-term investors by requiring a portfolio to maintain larger amounts of cash or to liquidate portfolio holdings at a disadvantageous time or price. For example, when market timing occurs, a portfolio may have to sell its holdings to have the cash necessary to redeem the market timer's investment. This can happen when it is not advantageous to sell any securities, so the portfolio's performance may be hurt. When large dollar amounts are involved, market timing can also make it difficult to use long-term investment strategies because a portfolio cannot predict how much cash it will have to invest. In addition, disruptive transfers or purchases and redemptions of portfolio investments may impede efficient portfolio management and impose increased transaction costs, such as brokerage costs, by requiring the portfolio manager to effect more frequent purchases and sales of portfolio securities. Similarly, a portfolio may bear increased administrative costs as a result of the asset level and investment volatility that accompanies patterns of excessive or short-term trading. Portfolios that invest a significant portion of their assets in foreign securities or the securities of small- and mid-capitalization companies tend to be subject to the risks associated with market timing and short-term trading strategies to a greater extent than portfolios that do not. Securities trading in overseas markets present time zone arbitrage opportunities when events affecting portfolio securities values occur after the close of the overseas market but prior to the close of the U.S. markets. Securities of small- and mid-capitalization companies present arbitrage opportunities because the market for such securities may be less liquid than the market for securities of larger companies, which could result in pricing inefficiencies. Please see the prospectuses for the underlying portfolios for more information on how portfolio shares are priced.

We currently use the procedures described below to discourage disruptive transfer activity. You should understand, however, that these procedures are subject to the following limitations: (1) they primarily rely on the policies and procedures implemented by the underlying


25 TRANSFERRING YOUR MONEY AMONG INVESTMENT OPTIONS portfolios; (2) they do not eliminate the possibility that disruptive transfer activity, including market timing, will occur or that portfolio performance will be affected by such activity; and (3) the design of market timing procedures involves inherently subjective judgments, which we seek to make in a fair and reasonable manner consistent with the interests of all contract owners.


We offer investment options with underlying portfolios that are part of EQ Advisors Trust (the "trust"). The trust has adopted policies and procedures regarding disruptive transfer activity. The trust discourages frequent purchases and redemptions of portfolio shares and will not make special arrangements to accommodate such transactions. The trust aggregates inflows and outflows for each portfolio on a daily basis. On any day when a portfolio's net inflows or outflows exceed an established monitoring threshold, the trust obtains from us contract owner trading activity. The trust currently considers transfers into and out of (or vice versa) the same variable investment option within a five business day period as potentially disruptive transfer activity. In most cases, the trust reserves the right to reject a transfer that it believes, in its sole discretion, is disruptive (or potentially disruptive) to the management of one of its portfolios. Please see the prospectuses for the trust for more information.

As of the date of this prospectus, we do not offer investment options with underlying portfolios that are part of an outside trust (an "unaffiliated trust"). Should we offer such investment options in the future, each unaffiliated trust may have its own policies and procedures regarding disruptive transfer activity, which would be disclosed in the unaffiliated trust prospectus. If an unaffiliated trust advises us that there may be disruptive activity from one of our contract owners, we will work with the unaffiliated trust to review contract owner trading activity. Any such unaffiliated trust would also have the right to reject a transfer that it believes, in its sole discretion, is disruptive (or potentially disruptive) to the management of one of its portfolios.

When a contract owner is identified in connection with potentially disruptive transfer activity for the first time, a letter is sent to the contract owner explaining that there is a policy against disruptive transfer activity and that if such activity continues certain transfer privileges may be eliminated. If and when the contract owner is identified a second time as engaged in potentially disruptive transfer activity under the contract, we currently prohibit the use of voice, fax and automated transaction services. We currently apply such action for the remaining life of each affected contract. We or the trust may change the definition of potentially disruptive transfer activity, the monitoring procedures and thresholds, any notification procedures, and the procedures to restrict this activity. Any new or revised policies and procedures will apply to all contract owners uniformly. We do not permit exceptions to our policies restricting disruptive transfer activity.

It is possible that the trust may impose a redemption fee designed to discourage frequent or disruptive trading by contract owners. As of the date of this prospectus, the trust had not implemented such a fee. If a redemption fee is implemented by the trust, that fee, like any other trust fee, will be borne by the contract owner.

Contract owners should note that it is not always possible for us and the underlying trusts to identify and prevent disruptive transfer activity. In addition, because we do not monitor for all frequent trading at the separate account level, contract owners may engage in frequent trading which may not be detected, for example, due to low net inflows or outflows on the particular day(s). Therefore, no assurance can be given that we or the trust will successfully impose restrictions on all potentially disruptive transfers. Because there is no guarantee that disruptive trading will be stopped, some contract owners may be treated differently than others, resulting in the risk that some contract owners may be able to engage in frequent transfer activity while others will bear the effect of that frequent transfer activity. The potential effects of frequent transfer activity are discussed above.



DOLLAR COST AVERAGING


We offer a variety of dollar cost averaging programs. You may only participate in one program at a time. Each program allows you to gradually allocate amounts to available variable investment options by periodically transferring approximately the same dollar amount to the variable investment options you select. Regular allocations to the variable investment options will cause you to purchase more units if the unit value is low and fewer units if the unit value is high. Therefore, you may get a lower average cost per unit over the long term. These plans of investing, however, do not guarantee that you will earn a profit or be protected against losses. You may not make transfers to the fixed maturity options or the guaranteed interest option under a dollar cost averaging program.


--------------------------------------------------------------------------------
Units measure your value in each variable investment option.
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For information on how the dollar cost averaging program you select may affect certain guaranteed benefits see "Guaranteed minimum death benefit and Guaranteed minimum income benefit base" under "Contract features and benefits" earlier in this prospectus.



INVESTMENT SIMPLIFIER

You may choose from two automatic options for transferring amounts from the guaranteed interest option to the variable investment options. The transfer options are the "fixed-dollar option" and the "interest sweep." You may select one or the other, but not both. Election of either option is subject to the 25% allocation restriction into the guaranteed interest option. If you elect to use rebalancing option II (discussed below), you may not choose either of the investment simplifier options.

FIXED-DOLLAR OPTION. Under this option you may elect to have a fixed-dollar amount transferred out of the guaranteed interest option and into the variable investment options of your choice. Transfers will be made on a monthly basis. You can specify the number of monthly transfers or instruct us to continue to make monthly transfers until all available amounts in the guaranteed interest option have been transferred out.

In order to elect the fixed-dollar option, you must have a minimum of $5,000 in the guaranteed interest option on the date we receive your election form at our processing office. You also must elect to transfer at least $50 per month. The fixed-dollar option is subject to the guaranteed interest option transfer limitation described above under "Transferring your account value."

INTEREST SWEEP. Under the interest sweep, we will make transfers on a monthly basis from amounts in the guaranteed interest option into the variable investment options of your choice. The amount we will transfer will be the interest credited to amounts you have in the guaranteed interest option from the last business day of the prior month to the last business day of the current month. You must have at least $7,500 in the guaranteed interest option on the date we receive your election and on the last business day of each month thereafter to participate in the interest sweep option.



                            TRANSFERRING YOUR MONEY AMONG INVESTMENT OPTIONS  26

WHEN YOUR PARTICIPATION IN THE INVESTMENT SIMPLIFIER WILL END. Your participation in the investment simplifier will end:

o Under the fixed-dollar option, when either the number of designated monthly transfers have been completed or the amount you have available in the guaranteed interest option has been transferred out.

o Under the interest sweep, when the amount you have in the guaranteed interest option falls below $7,500 (determined on the last business day of the month) for two months in a row.

o Under either option, on the date we receive at our processing office, your written request to cancel automatic transfers, or on the date your contract terminates.



27  TRANSFERRING YOUR MONEY AMONG INVESTMENT OPTIONS

4. ACCESSING YOUR MONEY



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WITHDRAWING YOUR ACCOUNT VALUE

You have several ways to withdraw your account value before annuity payments begin. The table below shows the methods available under each type of contract. More information follows the table.

Please see "Insufficient account value" in "Determining your contract value" earlier in this prospectus and "How withdrawals affect your Guaranteed minimum income benefit and Guaranteed minimum death benefit" and "How withdrawals affect your GWBL and GWBL Guaranteed minimum death benefit" below for more information on how withdrawals affect your guaranteed benefits and could potentially cause your contract to terminate.


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                              METHOD OF WITHDRAWAL
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    Contract        Partial        Systematic          Lifetime
                                                     required mini-
                                                           mum
                                                      distribution
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NQ                    Yes              Yes                 No
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IRA                   Yes              Yes                 Yes
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Roth IRA              Yes              Yes                 No
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TSA(1)               Yes(1)          Yes(1)              Yes(1)
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(1)    Not if a loan is outstanding.


GWBL AUTOMATIC PAYMENT PLANS
(For contracts with GWBL only)

You may take automatic withdrawals under either the Maximum payment plan or the Customized payment plan, as described below. Under either plan, you may take withdrawals on a monthly, quarterly or annual basis. You may change the payment frequency of your withdrawals at any time, and the change will become effective on the next contract date anniversary.

You may elect either the Maximum payment plan or the Customized payment plan at any time. You must wait at least 28 days from contract issue before automatic payments begin. We will make the withdrawals on any day of the month that you select as long as it is not later than the 28th day of the month.


MAXIMUM PAYMENT PLAN. Our Maximum payment plan provides for the withdrawal of the Guaranteed annual withdrawal amount in scheduled payments. The amount of the withdrawal will increase on contract anniversaries with any Annual ratchet or a 5% deferral bonus.

If you elect the Maximum payment plan and start monthly or quarterly payments after the beginning of a contract year, the payments you take that year will be less than your Guaranteed annual withdrawal amount.

If you take a partial withdrawal while the Maximum payment plan is in effect, we will terminate the plan. You may enroll in the plan again at any time, but the scheduled payments will not resume until the next contract date anniversary.


CUSTOMIZED PAYMENT PLAN. Our Customized payment plan provides for the withdrawal of a fixed amount not greater than the Guaranteed annual withdrawal amount in scheduled payments. The amount of the withdrawal will not be increased on contract date anniversaries with the Annual ratchet or a 5% deferral bonus. If you would like to increase your payments, you must elect to change the scheduled payment amount.

It is important to note that if you elect the Customized payment plan and start monthly or quarterly withdrawals after the beginning of a contract year, you could select scheduled payment amounts that would cause an Excess withdrawal. If your selected scheduled payment would cause an Excess withdrawal, we will notify you. As discussed earlier in this prospectus, Excess withdrawals may significantly reduce the value of the Guaranteed withdrawal benefit for life benefit. See "Effect of Excess withdrawals" in "Contract features and benefits" earlier in this prospectus.

If you take a partial withdrawal while the Customized payment plan is in effect, we will terminate the plan. You may enroll in the plan again at any time, but the scheduled payments will not resume until the next contract date anniversary.

We do not anticipate that Guaranteed annual withdrawals made under the GWBL maximum or customized payment plan will qualify for an age 59-1/2 penalty tax exception. See "Early distribution penalty tax" in "Tax Information" later in this prospectus.


PARTIAL WITHDRAWALS
(All contracts)

You may take partial withdrawals from your account value at any time (unless you have a TSA contract that has an outstanding loan). The minimum amount you may withdraw is $300. If you elect to take partial withdrawals, you should monitor your withdrawals to ensure that you do not exceed your Guaranteed annual payment amount in any contract year and cause an Excess withdrawal. As discussed earlier in this prospectus, Excess withdrawals may significantly reduce the value of the GWBL benefit. See "Effect of Excess withdrawals" in "Contract features and benefits" earlier in this prospectus.

Any request for a partial withdrawal will terminate your participation in either the Maximum payment plan or Customized payment plan, if applicable.


SYSTEMATIC WITHDRAWALS
(All contracts except contracts with GWBL)


If you have at least $20,000 of account value in the variable investment options and the guaranteed interest option, you may take systematic withdrawals on a monthly or quarterly basis (unless you have a TSA contract that has an outstanding loan). The minimum amount you may take for each withdrawal is $250. We will make the withdrawals on any day of the month that you select as long as it is not later than the 28th day of the month. If you do not select a date, your withdrawals will be made on the first business day of the month. A check for the amount of the withdrawal will be mailed to you or, if you prefer, we will electronically transfer the money to your checking or savings account.


                                                        ACCESSING YOUR MONEY  28

You may withdraw either the amount of interest earned in the guaranteed interest option or a fixed-dollar amount from either the variable investment options or the guaranteed interest option. If you elect the interest option, a minimum of $20,000 must be maintained in the guaranteed interest option. If you elect the fixed-dollar option, you do not have to maintain a minimum amount.

If you choose to have a fixed dollar amount taken from the variable investment options and/or the guaranteed interest option, you may elect to have the amount of the withdrawal subtracted from your account value in one of three ways:

(1) Pro rata from all of your variable investment options and the guaranteed interest option, in which you have value (without exhausting your values in those options). Once the requested amount is greater than your account value, the systematic withdrawal program will terminate.

(2) Pro rata from all of your variable investment options and the guaranteed interest option, in which you have value (until your account value is exhausted). Once the requested amount leaves you with an account value of less than $500, we will treat it as a request to surrender your contract.

(3) You may specify a dollar amount from one variable investment option or the guaranteed interest option. If you choose this option and the value in the investment option drops below the requested withdrawal amount, the requested withdrawal amount will be taken on a pro rata basis from all remaining investment options in which you have value. Once the requested amount leaves you with an account value of less than $500, we will treat it as a request to surrender your contract.

If you are invested in fixed maturity options, you may not elect option (1) or
(2).

You can cancel the systematic withdrawal option at any time.

You may elect to take systematic withdrawals at any time. If you own a TSA contract, you may not elect systematic withdrawals if you have a loan outstanding.

Systematic withdrawals are not available if you have elected the Guaranteed withdrawal benefit for life.



LIFETIME REQUIRED MINIMUM DISTRIBUTION WITHDRAWALS
(IRA and TSA contracts only -- See "Tax information" later in this prospectus)

We offer our "required minimum distribution (RMD) automatic withdrawal option" to help you meet lifetime required minimum distributions under federal income tax rules. This is not the exclusive way for you to meet these rules. After consultation with your tax adviser, you may decide to compute required minimum distributions yourself and request partial withdrawals. Before electing this account based withdrawal option, you should consider whether annuitization might be better in your situation. If you have elected certain additional benefits, such as the Guaranteed minimum death benefit, amounts withdrawn from the contract to meet required minimum distributions will reduce the benefit base and may limit the utility of the benefit. Also, the actuarial present value of additional contract benefits must be added to the account value in calculating required minimum distribution withdrawals from annuity contracts funding TSAs and IRAs, which could increase the amount required to be withdrawn. Please refer to "Tax information" later in this prospectus.

You may elect this option in the year in which you reach age 70-1/2 or in any later year. To elect this option, you must have account value in the variable investment options and the guaranteed interest option of at least $2,000. The minimum amount we will pay out is $300 or your account value, whichever is less. If your account value is less than $500 after the withdrawal, we may terminate your contract and pay you its cash value. Currently, minimum distribution withdrawal payments will be made annually. See "Required minimum distributions" in "Tax information" later in this prospectus for your specific type of retirement arrangement.

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For IRA and TSA contracts, we will send a form outlining the distribution options available in the year you reach age 70-1/2 (if you have not begun your annuity payments before that time).
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Under TSA contracts, you may not elect our RMD automatic withdrawal option if a loan is outstanding.


FOR CONTRACTS WITH GWBL. Generally, if you elect our RMD Automatic withdrawal option, any lifetime required minimum distribution payment we make to you under our RMD Automatic withdrawal option will not be treated as an Excess withdrawal.

If you elect either the Maximum payment plan or the Customized payment plan AND our RMD Automatic withdrawal option, we will make an extra payment, if necessary, in December that will equal your lifetime required minimum distribution less all payments made through November 30th and any scheduled December payment. The combined automatic plan payments and lifetime required minimum distribution payment will not be treated as Excess withdrawals, if applicable. However, if you take any partial withdrawals in addition to your lifetime required minimum distribution and automatic payment plan payments, your applicable automatic payment plan will be terminated. The partial withdrawal may cause an Excess withdrawal. You may enroll in the plan again at any time, but the scheduled payments will not resume until the next contract anniversary. Further, your GWBL benefit base and Guaranteed annual withdrawal amount may be reduced. See "Effect of Excess Withdrawals" in "Contract features and benefits" earlier in this prospectus.

If you elect our RMD Automatic withdrawal option and elect to take your Guaranteed annual withdrawal amount in partial withdrawals, we will make a payment, if necessary, in December that will equal your required minimum distribution less all withdrawals made through November 30th. Any RMD payment we make to you under our RMD Automatic withdrawal option will not be treated as an Excess withdrawal; however, any other withdrawals in the same contract year may be treated as Excess withdrawals even if those withdrawals are less than your lifetime required minimum distribution payment.

FOR CONTRACTS WITH THE GUARANTEED MINIMUM INCOME BENEFIT. The no lapse guarantee will not be terminated if a required minimum distribution payment using our RMD automatic withdrawal option causes your cumulative withdrawals in the contract year to exceed 6% of the Roll- Up benefit base (as of the beginning of the contract year or in the first contract year, all contributions received within the first 90 days).

Owners of IRA and TSA contracts generally should not reset the Roll-Up benefit base if lifetime required minimum distributions must begin before the end of the new exercise waiting period. See "Guaranteed minimum death benefit/guaranteed minimum income benefit roll-up benefit base reset" in "Contract features and benefits" earlier in this prospectus.



29  ACCESSING YOUR MONEY

HOW WITHDRAWALS ARE TAKEN FROM YOUR ACCOUNT VALUE

Unless you specify otherwise, we will subtract your withdrawals on a pro rata basis from your value in the variable investment options and the guaranteed interest option. If there is insufficient value or no value in the variable investment options and the guaranteed interest option, any additional amount of the withdrawal required or the total amount of the withdrawal will be withdrawn from the fixed maturity options in the order of the earliest maturity date(s) first. If the contract is surrendered or annuitized or a death benefit is paid, we will deduct a pro rata portion of the charge for that year. A market value adjustment will apply to withdrawals from the fixed maturity options.



AUTOMATIC DEPOSIT SERVICE

If you are receiving Required Minimum Distribution payments from an IRA or TSA contract, you may use our automatic deposit service.

Under this service we will automatically deposit the Required Minimum Distribution payment from your TSA or IRA contract directly into an existing EQUI-VEST(R) or EQUI-VEST(R) Express(SM) NQ or Roth IRA contract according to your allocation instructions. Please note that you must have compensation or earned income for the year of the contribution to make regular contributions to Roth IRAs.



HOW WITHDRAWALS AFFECT YOUR GUARANTEED MINIMUM INCOME BENEFIT AND GUARANTEED MINIMUM DEATH BENEFIT


In general, withdrawals (including required minimum distributions) will reduce your guaranteed benefits on a pro rata basis. Reduction on a pro rata basis means that we calculate the percentage of your current account value that is being withdrawn and we reduce your current benefit by the same percentage. For example, if your account value is $30,000 and you withdraw $12,000, you have withdrawn 40% of your account value. If your benefit was $40,000 before the withdrawal, it would be reduced by $16,000 ($40,000 X .40) and your new benefit after the withdrawal would be $24,000 ($40,000 - $16,000).


With respect to the Guaranteed minimum income benefit and the greater of 6% Roll-Up to age 85 or the Annual Ratchet to age 85 enhanced death benefit, withdrawals will reduce each of the benefits' 6% Roll-Up to age 85 benefit base on a dollar-for-dollar basis, as long as the sum of withdrawals in a contract year is 6% or less of the 6% Roll-Up benefit base on the contract issue date or the most recent contract date anniversary, if later. For this purpose, in the first contract year, all contributions received in the first 90 days after contract issue will be considered to have been received on the first day of the contract year. In subsequent contract years, additional contributions made during the contract year do not affect the amount of withdrawals that can be taken on a dollar-for-dollar basis in that contract year. Once a withdrawal is taken that causes the sum of withdrawals in a contract year to exceed 6% of the benefit base on the most recent anniversary, that entire withdrawal (including required minimum distributions) and any subsequent withdrawals in that same contract year will reduce the benefit base pro rata. Reduction on a dollar-for-dollar basis means that your 6% Roll-Up to age 85 benefit base will be reduced by the dollar amount of the withdrawal for each Guaranteed benefit. The Annual Ratchet to age 85 benefit base will always be reduced on a pro rata basis.

HOW WITHDRAWALS AFFECT YOUR GWBL AND GWBL GUARANTEED MINIMUM DEATH BENEFIT

Your GWBL benefit base is not reduced by withdrawals until a withdrawal causes cumulative withdrawals in a contract year to exceed the Guaranteed annual withdrawal amount. Withdrawals that exceed the Guaranteed annual withdrawal amount, however, can significantly reduce your GWBL benefit base and Guaranteed annual withdrawal amount. For more information, see "Effect of Excess withdrawals" and "Other important considerations" under "Our Guaranteed withdrawal benefit for life ("GWBL")" in "Contract features and benefits" earlier in this Prospectus.

Your GWBL Standard death benefit base and GWBL Enhanced death benefit base are reduced on a dollar for dollar basis up to the Guaranteed annual withdrawal amount. Once a withdrawal causes cumulative withdrawals in a contract year to exceed your Guaranteed annual withdrawal amount, however, your GWBL Standard death benefit base and GWBL Enhanced death benefit base are reduced on a pro rata basis. If the reduced GWBL Enhanced death benefit base is greater than your account value (after the Excess withdrawal), we will further reduce your GWBL Enhanced death benefit base to equal your account value.


Any remaining Guaranteed minimum death benefit value will be transferred to the annuity payout contract as your "minimum death benefit." If an enhanced death benefit had been elected, its value as of the date the annuity payout contract issued will become your minimum death benefit, and it will no longer increase. The minimum death benefit will be reduced dollar-for-dollar by each payment. You are guaranteed to receive the minimum death benefit. If you or a successor owner (if applicable) die prior to receiving that amount, any remaining minimum death benefit will be paid to your beneficiary.


WITHDRAWALS TREATED AS SURRENDERS

If you request to withdraw more than 90% of a contract's current cash value, we will treat it as a request to surrender the contract for its cash value. In addition, we have the right to pay the cash value and terminate this contract if the account value is less than $500, or if you make a withdrawal that would result in a cash value of less than $500. The rules in the preceding sentence do not apply if the Guaranteed minimum income benefit no lapse guarantee is in effect on your contract. See "Surrendering your contract to receive its cash value" below. For the tax consequences of withdrawals, see "Tax information" later in this prospectus.

SPECIAL RULES FOR THE GUARANTEED WITHDRAWAL BENEFIT FOR LIFE. We will not treat a withdrawal request that results in a withdrawal in excess of 90% of the contract's cash value as a request to surrender the contract unless it is a GWBL Excess withdrawal. In addition, we will not terminate your contract if either your account value or cash value falls below $500, unless it is due to a GWBL Excess withdrawal. In other words, if you take a GWBL Excess withdrawal that equals more than 90% of your cash value or reduces your cash value to less than $500, we will treat your request as a surrender of your contract even if your GWBL benefit base is greater than zero. Please also see "Insufficient account value" in "Determining your contract value" earlier in this prospectus. Please also see "Guaranteed withdrawal benefit for life" in "Contract features and benefits," earlier in this prospectus, for more information on how withdrawals affect your guaranteed benefits and could potentially cause your contract to terminate.



                                                        ACCESSING YOUR MONEY  30

LOANS UNDER TSA CONTRACTS

As a result of federal tax law changes beginning in 2007, loans are not available under an EQUIVEST(R) At Retirement(SM) TSA contract without employer or plan administrator approval. Loan processing may not be completed until we receive all information and approvals required to process the loan at our processing office.

If loans are available: You should read the terms and conditions on our loan request form carefully before taking out a loan. Your contract contains further details of the loan provision. We will not permit you to take a loan while you are enrolled in our "required minimum distribution (RMD) automatic withdrawal option." We may also restrict the availability of loans if you have not fully repaid the entire outstanding balance of any prior loan.

If you exercise the GMIB option, any outstanding loan amount must be repaid or the loan will be defaulted.

We permit only one loan to be outstanding at any time. When you take a loan we will transfer certain amounts to a loan reserve account.

A loan with respect to an EQUI-VEST(R) At Retirement(R) TSA contract, will not be treated as a taxable distribution unless:

o    it exceeds limits of federal income tax rules; or

o    interest and principal are not paid when due.

Loans under TSA contracts are discussed further in "Tax information" later in this prospectus. The tax consequences of failure to repay a loan when due are substantial and may result in severe restrictions on your ability to borrow amounts. Please see Appendix V later in this prospectus for any state restrictions you may be subject to if you take a loan from a TSA contract. Also, see "Tax information" later in this prospectus for general rules applicable to loans.


LOAN RESERVE ACCOUNT. On the date your loan is processed, we will transfer to a "loan reserve account" an amount equal to the sum of (i) the loan amount, which will earn interest at the "loan reserve account rate" during the loan term, and
(ii) 10% of the loan amount, which will earn interest at the guaranteed interest rate. You may not make any withdrawals or transfers among investment options or any other transaction from the loan reserve account until after repayment of the principal amount then due. You may specify on the loan request form from which investment option(s) the loan reserve account will be funded.

The "loan reserve account rate" will equal the loan interest rate minus a maximum rate of 2%.



SURRENDERING YOUR CONTRACT TO RECEIVE ITS CASH VALUE

You may surrender your contract to receive its cash value at any time while an owner is living (or for contracts with non-natural owners while the annuitant is living) and before you begin to receive annuity payments. For a surrender to be effective, we must receive your written request and your contract at our processing office. We will determine your cash value on the date we receive the required information.

All benefits under the contract will terminate as of the date we receive the required information, including the Guaranteed withdrawal benefit for life (if applicable) if your cash value is greater than your Guaranteed annual withdrawal amount remaining that year. If your cash value is not greater than your Guaranteed annual withdrawal amount remaining that year, then you will receive a supplementary life annuity contract. For more information, please see "Effect of your account value falling to zero" in "Contract features and benefits" earlier in this prospectus. Also, if the Guaranteed minimum income benefit no lapse guarantee is in effect, the benefit will terminate without value if your cash value plus any other withdrawals taken in the contract year exceed 6% of the Roll-Up benefit base (as of the beginning of the contract year). For more information, please see "Insufficient account value" in "Determining your contract value" and "Guaranteed withdrawal benefit for life" in "Contract features and benefits" earlier in this prospectus.

You may receive your cash value in a single sum payment or apply it to one or more of the annuity payout options. See "Your annuity payout options" below. For the tax consequences of surrenders, see "Tax information" later in this prospectus.


WHEN TO EXPECT PAYMENTS

Generally, we will fulfill requests for payments out of the variable investment options within seven calendar days after the date of the transaction to which the request relates. These transactions may include applying proceeds to a variable annuity, payment of a death benefit, payment of any amount you withdraw and, upon surrender, payment of the cash value. We may postpone such payments or applying proceeds for any period during which:

(1)  the New York Stock Exchange is closed or restricts trading,

(2) the SEC determines that an emergency exists as a result of which sales of securities or determination of fair value of a variable investment option's assets is not reasonably practicable, or

(3) the SEC, by order, permits us to defer payment to protect people remaining in the variable investment options.

We can defer payment of any portion of your value in the guaranteed interest option and fixed maturity options (other than for death benefits) for up to six months while you are living.

All payments are made by check and are mailed to you (or the payee named in a tax-free exchange) by U.S. mail, unless you request that we use an express delivery or wire transfer service at your expense.


YOUR ANNUITY PAYOUT OPTIONS


The following description assumes annuitization of your entire contract. For partial annuitization, see "Partial annuitization" below.


Deferred annuity contracts such as EQUI-VEST(R) At Retirement(SM) provide for conversion to payout status at or before the contract's "maturity date." This is called annuitization. When your contract is annuitized, your EQUI-VEST(R) At Retirement(SM) contract, all its benefits will terminate and you will receive a supplemental annuity payout contract ("payout option") that provides periodic payments for life or for a specified period of time. In general, the periodic payment amount is determined by the account value or cash value of your EQUI-VEST(R) At Retirement(SM) contract at the time of annuitization and the annuity purchase factor to which that value is applied, as described below. Alternatively, if you have a Guaranteed minimum income benefit, you may exercise your benefit in accordance with its terms. We have the right to require you to provide any information we deem necessary to provide an annuity payout option. If an annuity payout is later found to be based on incorrect information, it will be adjusted on the basis of the correct information.

Your EQUI-VEST(R) At Retirement(SM) contract guarantees that upon annuitization, your annuity account value will be applied to a guaranteed annuity purchase factor for a life annuity payout option. We


31  ACCESSING YOUR MONEY
reserve the right, with advance notice to you, to change your annuity purchase factor any time after your fifth contract date anniversary and at not less than five year intervals after the first change. (Please see your contract and SAI for more information). In addition, you may apply your account value or cash value, whichever is applicable, to any other annuity payout option that we may offer at the time of annuitization. We currently offer you several choices of annuity payout options. Some enable you to receive fixed annuity payments, which can be either level or increasing, and others enable you to receive variable annuity payments. Please see Appendix V later in this prospectus for variations that may apply in your state.

You can choose from among the annuity payout options listed below. Restrictions may apply, depending on the type of contract you own or the owner's and annuitant's ages at contract issue. Other than life annuity with period certain, we reserve the right to add, remove or change any of these annuity payout options at any time. In addition, if you are exercising your Guaranteed minimum income benefit, your choice of payout options are those that are available under the Guaranteed minimum income benefit (see "Guaranteed minimum income benefit option" in "Contract features and benefits" earlier in this prospectus). If you elect the Guaranteed withdrawal benefit for life and choose to annuitize your contract, the Guaranteed withdrawal benefit for life will terminate without value even if your GWBL benefit base is greater than zero. Payments you receive under the annuity payout option you select may be less than you would have received under GWBL. See "Guaranteed withdrawal benefit for life" in "Contract features and benefits" earlier in this prospectus for further information.

--------------------------------------------------------------------------------
Fixed annuity payout options        Life annuity
                                    Life annuity with period certain
                                    Life annuity with refund certain
                                    Period certain annuity
--------------------------------------------------------------------------------
Variable Immediate Annuity pay-     Life annuity
   out options (as described in a   Life annuity with period certain
   separate prospectus for this
   option)
--------------------------------------------------------------------------------
Income Manager(SM) payout           Life annuity with period certain
   options (available for owners    Period certain annuity
   and annuitants age 83 or less
   at contract issue) (as
   described in a separate pro-
   spectus for this option)
--------------------------------------------------------------------------------

o Life annuity: An annuity that guarantees payments for the rest of the annuitant's life. Payments end with the last monthly payment before the annuitant's death. Because there is no continuation of benefits following the annuitant's death with this payout option, it provides the highest monthly payment of any of the life annuity options, so long as the annuitant is living.

o Life annuity with period certain: An annuity that guarantees payments for the rest of the annuitant's life. If the annuitant dies before the end of a selected period of time ("period certain"), payments continue to the beneficiary for the balance of the period certain. The period certain cannot extend beyond the annuitant's life expectancy. A life annuity with a period certain is the form of annuity under the contracts that you will receive if you do not elect a different payout option. In this case, the period certain will be based on the annuitant's age and will not exceed 10 years.

o Life annuity with refund certain: An annuity that guarantees payments for the rest of the annuitant's life. If the annuitant dies before the amount applied to purchase the annuity option has been recovered, payments to the beneficiary will continue until that amount has been recovered. This payout option is available only as a fixed annuity.

o Period certain annuity: An annuity that guarantees payments for a specific period of time, usually 5, 10, 15, or 20 years. This guaranteed period may not exceed the annuitant's life expectancy. This option does not guarantee payments for the rest of the annuitant's life. It does not permit any repayment of the unpaid principal, so you cannot elect to receive part of the payments as a single sum payment with the rest paid in monthly annuity payments. This payout option is available only as a fixed annuity.

The life annuity, life annuity with period certain, and life annuity with refund certain payout options are available on a single life or joint and survivor life basis. The joint and survivor life annuity guarantees payments for the rest of the annuitant's life and, after the annuitant's death, payments continue to the survivor. We may offer other payout options not outlined here. Your financial professional can provide details.



FIXED ANNUITY PAYOUT OPTIONS

With fixed annuities, we guarantee fixed annuity payments will be based either on the tables of guaranteed annuity purchase factors in your contract or on our then current annuity purchase factors, whichever is more favorable for you.


VARIABLE IMMEDIATE ANNUITY PAYOUT OPTIONS

Variable Immediate Annuities are described in a separate prospectus that is available from your financial professional. Before you select a Variable Immediate Annuity payout option, you should read the prospectus which contains important information that you should know.

Variable Immediate Annuities may be funded through your choice of available variable investment options investing in portfolios of AXA Premier VIP Trust and EQ Advisors Trust. The contract also offers a fixed income annuity payout option that can be elected in combination with the variable annuity payout option. The amount of each variable income annuity payment will fluctuate, depending upon the performance of the variable investment options, and whether the actual rate of investment return is higher or lower than an assumed base rate.


INCOME MANAGER(SM) PAYOUT OPTIONS

The Income Manager(SM) payout annuity contracts differ from the other payout annuity contracts. The other payout annuity contracts may provide higher or lower income levels, but do not have all the features of the Income Manager(SM) payout annuity contract. You may request an illustration of the Income Manager(SM) payout annuity contract from your financial professional. Income Manager(SM) payout options are described in a separate prospectus that is available from your financial professional. Before you select an Income Manager(SM) payout option, you should read the prospectus which contains important information that you should know.

Both NQ and IRA Income Manager(SM) payout options provide guaranteed level payments. The Income Manager(SM) (life annuity with period certain) also provides guaranteed increasing payments (NQ contracts only).



                                                        ACCESSING YOUR MONEY  32

For TSA contracts, if you want to elect an Income Manager(SM) payout option, we will first roll over amounts in such contract to an IRA contract.

You may choose to apply only part of the account value of your EQUI-VEST(R) At Retirement(SM) contract to an Income Manager(SM) payout annuity. In this case, we will consider any amounts applied as a withdrawal from your EQUI-VEST(R) At Retirement(SM). For the tax consequences of withdrawals, see "Tax information" later in this prospectus.

The Income Manager(SM) payout options are not available in all states.


THE AMOUNT APPLIED TO PURCHASE AN ANNUITY PAYOUT OPTION

The amount applied to purchase an annuity payout option varies, depending on the payout option that you choose, and the timing of your purchase as it relates to any market value adjustments.

If amounts in a fixed maturity option are used to purchase any annuity payout option, prior to the maturity date, a market value adjustment will apply.


PARTIAL ANNUITIZATION

Beginning January 1, 2011 partial annuitization of nonqualified deferred annuity contracts is permitted under certain circumstances. You may choose from the annuity payout options described here, but if you choose a period certain annuity payout, the certain period must be for 10 years or more. We require you to elect partial annuitization on the form we specify. Partial annuitization is not available for a Guaranteed minimum income benefit under a contract. For purposes of this contract we will effect any partial annuitization as a withdrawal applied to a payout annuity. See "Withdrawing your account value" above. See also the discussion of "Partial annuitization" in "Tax information--Taxation of nonqualified annuities."


SELECTING AN ANNUITY PAYOUT OPTION

When you select a payout option, we will issue you a separate written agreement confirming your right to receive annuity payments. We require you to return your contract before annuity payments begin. The contract owner and annuitant must meet the issue age and payment requirements.

You can choose the date annuity payments begin but it may not be earlier than thirteen months from the EQUI-VEST(R) At Retirement(SM) contract date. Except with respect to the Income Manager(SM) annuity payout options, where payments are made on the 15th day of each month, you can change the date your annuity payments are to begin anytime before that date as long as you do not choose a date later than the 28th day of any month. Also, that date may not be later than the annuity maturity date described below.

The amount of the annuity payments will depend on the amount applied to purchase the annuity and the applicable annuity purchase factors, discussed earlier. The amount of each annuity payment will decrease if you increase the duration or frequency of a non-life contingent annuity or the certain period of a life contingent annuity. Once elected, the frequency with which you receive payments cannot be changed.

If, at the time you elect a payout option, the amount to be applied is less than $2,000 or the initial payment under the form elected is less than $20 monthly, we reserve the right to pay the account value in a single sum rather than as payments under the payout option chosen.

We will send you a notice with your contract statement one year prior to your maturity date. If you select an annuity payout option and payments have begun, no change can be made other than: (i) transfers (if permitted in the future) among the variable investment options if a Variable Immediate Annuity payout option is selected; and (ii) withdrawals or contract surrender (subject to a market value adjustment) if an Income Manager(SM) payout option is chosen. If you do not respond to the notice within the 30 days following your maturity date, your contract will be annuitized automatically.


ANNUITY MATURITY DATE

Your contract has a maturity date by which you must either take a lump sum withdrawal or select an annuity payout option. The maturity date is based on the age of the annuitant at contract issue and cannot be changed other than in conformance with applicable law. The maturity date is generally the contract date anniversary that follows the annuitant's 95th birthday. We will send a notice with the annual statement one year prior to the maturity age.

Please see Appendix V later in this prospectus for variations that may apply in your state.



33  ACCESSING YOUR MONEY

5. CHARGES AND EXPENSES



--------------------------------------------------------------------------------

CHARGES THAT AXA EQUITABLE DEDUCTS

We deduct the following charges each day from the net assets of each variable investment option. These charges are reflected in the unit values of each variable investment option:

o    A mortality and expense risks charge

o    An administrative charge

o    A distribution charge

We deduct the following charges from your account value. When we deduct these charges from your variable investment options, we reduce the number of units credited to your contract:

o On each contract date anniversary, a charge for each optional benefit that you elect: a death benefit (other than the Standard and GWBL Standard death benefit); the Guaranteed minimum income benefit; and the Guaranteed withdrawal benefit for life.

o At the time annuity payments are to begin -- charges designed to approximate certain taxes that may be imposed on us, such as premium taxes in your state. A variable immediate annuity administrative fee may also apply.

More information about these charges appears below. We will not increase these charges for the life of your contract, except as noted.

The charges under the contracts are designed to cover, in the aggregate, our direct and indirect costs of selling, administering and providing benefits under the contracts. They are also designed, in the aggregate, to compensate us for the risks of loss we assume pursuant to the contracts. If, as we expect, the charges that we collect from the contracts exceed our total costs in connection with the contracts, we will earn a profit. Otherwise, we will incur a loss.

The rates of certain of our charges have been set with reference to estimates of the amount of specific types of expenses or risks that we will incur. In most cases, this prospectus identifies such expenses or risks in the name of the charge; however, the fact that any charge bears the name of, or is designed primarily to defray, a particular expense or risk does not mean that the amount we collect from that charge will never be more than the amount of such expense or risk. Nor does it mean that we may not also be compensated for such expense or risk out of any other charges we are permitted to deduct by the terms of the contract.



MORTALITY AND EXPENSE RISKS CHARGE

We deduct a daily charge from the net assets in each variable investment option to compensate us for mortality and expense risks, including the Standard death benefit. The daily charge is equivalent to an annual rate of 0.80% of the net assets in each variable investment option.

The mortality risk we assume is the risk that annuitants as a group will live for a longer time than our actuarial tables predict. If that happens, we would be paying more in annuity income than we planned. We also assume a risk that the mortality assumptions reflected in our guaranteed annuity payment tables, shown in each contract, will differ from actual mortality experience. Lastly, we assume a mortality risk to the extent that at the time of death, the guaranteed minimum death benefit exceeds the cash value of the contract. The expense risk we assume is the risk that our expenses in providing the benefits and administering the contracts will be greater than we expect.


ADMINISTRATIVE CHARGE

We deduct a daily charge from the net assets in each variable investment option to compensate us for administrative expenses under the contracts. The daily charge is equivalent to an annual rate of 0.30% of the net assets in each variable investment option.


DISTRIBUTION CHARGE

We deduct a daily charge from the net assets in each variable investment option to compensate us for a portion of our sales expenses under the contracts. The daily charge is equivalent to an annual rate of 0.20% of the net assets in each variable investment option.


ANNUAL ADMINISTRATIVE CHARGE

There is no annual administrative charge for your EQUI-VEST(R) At Retirement(SM) contract.


GUARANTEED MINIMUM DEATH BENEFIT CHARGE

ANNUAL RATCHET TO AGE 85. If you elect the Annual Ratchet to age 85 enhanced death benefit, we deduct a charge annually from your account value on each contract date anniversary for which it is in effect. The charge is equal to 0.25% of the Annual Ratchet to age 85 benefit base.

GREATER OF 6% ROLL-UP TO AGE 85 OR ANNUAL RATCHET TO AGE 85. If you elect this enhanced death benefit, we deduct a charge annually from your account value on each contract date anniversary for which it is in effect. The charge is equal to 0.60% of the greater of the 6% Roll-Up to age 85 or the Annual Ratchet to age 85 benefit base.

GWBL ENHANCED DEATH BENEFIT. This death benefit is only available if you elect the GWBL. If you elect this enhanced death benefit, we deduct a charge annually from your account value on each contract date anniversary. The charge is equal to 0.30% of the GWBL Enhanced death benefit base.

We will deduct this charge from your value in the variable investment options and the guaranteed interest option on a pro rata basis. If those amounts are insufficient, we will deduct all or a portion of the charge from the fixed maturity options (if available) in the order of the earliest maturity date(s) first. If the contract is surrendered or annuitized or a death benefit is paid, on other than a contract date anniversary, we will deduct a pro rata portion of the charge for that year. A market value adjustment will apply to deductions from the fixed maturity options.

If your account value is insufficient to pay this charge, your contract will terminate without value and you will lose any applicable guaranteed benefits except as noted under "Insufficient account value" in "Determining your contract value" earlier in this prospectus.

STANDARD DEATH BENEFIT AND GWBL STANDARD DEATH BENEFIT. There is no additional charge for these standard death benefits.



                                                        CHARGES AND EXPENSES  34

GUARANTEED MINIMUM INCOME BENEFIT CHARGE

If you elect the Guaranteed minimum income benefit, we deduct a charge annually from your account value on each contract date anniversary until such time as you exercise the Guaranteed minimum income benefit, elect another annuity payout option, or the contract date anniversary after the owner reaches age 85, whichever occurs first. The charge is equal to 0.65% of the applicable benefit base in effect on the contract date anniversary.

We will deduct this charge from your value in the variable investment options and the guaranteed interest option (see Appendix V later in this prospectus to see if deducting this charge from the guaranteed interest option is permitted in your state) on a pro rata basis. If those amounts are still insufficient, we will deduct all or a portion of the charge from the fixed maturity options in the order of the earliest maturity date(s) first. If the contract is surrendered or annuitized or a death benefit is paid on other than a contract date anniversary, we will deduct a pro rata portion of the charge for that year. A market value adjustment will apply to deductions from the fixed maturity options.

If your account value is insufficient to pay this charge, your contract will terminate without value and you will lose any applicable guaranteed benefits except as noted under "Insufficient account value" in "Determining your contract value" earlier in this prospectus.


GUARANTEED WITHDRAWAL BENEFIT FOR LIFE BENEFIT CHARGE

If you elect the Guaranteed withdrawal benefit for life ("GWBL"), we deduct a charge annually as a percentage of your GWBL benefit base on each contract anniversary. If the single life option is in effect, the charge is equal to 0.60%. If the Joint Life option is in effect, the charge is equal to 0.75%. We will deduct this charge from your value in the variable investment options in which you are invested and the guaranteed interest option (see Appendix V later in this prospectus to see if deducting this charge from the guaranteed interest option is permitted in your state) on a pro rata basis. If the contract is surrendered or annuitized or a death benefit is paid on other than a contract date anniversary, we will deduct a pro rata portion of the charge for that year.

GWBL BENEFIT BASE ANNUAL RATCHET CHARGE. If your GWBL benefit base ratchets, we reserve the right to raise the charge at the time of an annual ratchet. The maximum charge for the single life option is 0.75%. The maximum charge for the Joint Life option is 0.90%. The increased charge, if any, will apply as of the contract date anniversary on which your GWBL benefit base ratchets and on all contract date anniversaries thereafter. We will permit you to opt out of the ratchet if the charge increases.

For Joint life contracts, if the successor owner is dropped before you take your first withdrawal, we will adjust the charge at that time to reflect a Single life. If the successor owner is dropped after withdrawals begin, the charge will continue based on a Joint life basis.


CHARGES FOR STATE PREMIUM AND OTHER APPLICABLE TAXES

We deduct a charge designed to approximate certain taxes that may be imposed on us, such as premium taxes in your state. Generally, we deduct the charge from the amount applied to provide an annuity payout option. The current tax charge that might be imposed varies by jurisdiction and ranges from 0% to 3.5%.

VARIABLE IMMEDIATE ANNUITY ANNUITIZATION PAYOUT OPTION ADMINISTRATIVE FEE

We deduct a fee of $350 from the amount to be applied to the Variable Immediate Annuity annuitization payout option. This option may not be available at the time you elect to annuitize or it may have a different charge.



CHARGES THAT THE TRUST DEDUCTS

The Trust deducts charges for the following types of fees and expenses:


o    Management fees.

o    12b-1 fees.


o Operating expenses, such as trustees' fees, independent public accounting firms' fees, legal counsel fees, administrative service fees, custodian fees and liability insurance.

o    Investment-related expenses, such as brokerage commissions.

These charges are reflected in the daily share price of each portfolio. Since shares of the Trust are purchased at their net asset value, these fees and expenses are, in effect, passed on to the variable investment options and are reflected in their unit values. Certain portfolios available under the contract in turn invest in shares of other portfolios of EQ Advisors Trust (collectively, the "underlying portfolios"). The underlying portfolios each have their own fees and expenses, including management fees, operating expenses, and investment related expenses such as brokerage commissions. For more information about these charges, please refer to the prospectuses for the Trust.


GROUP OR SPONSORED ARRANGEMENTS

For certain group or sponsored arrangements, we may reduce the mortality and expense risks charge or change the minimum initial contribution requirements. We also may change the Guaranteed minimum income benefit or the Guaranteed minimum death benefit, or offer variable investment options that invest in shares of the Trusts that are not subject to the 12b-1 fee. Group arrangements include those in which a trustee or an employer, for example, purchases contracts covering a group of individuals on a group basis. Group arrangements are not available for IRA and Roth IRA contracts. Sponsored arrangements include those in which an employer allows us to sell contracts to its employees or retirees on an individual basis.

Our costs for sales, administration and mortality generally vary with the size and stability of the group or sponsoring organization, among other factors. We take all these factors into account when reducing charges. To qualify for reduced charges, a group or sponsored arrangement must meet certain requirements, such as requirements for size and number of years in existence. Group or sponsored arrangements that have been set up solely to buy contracts or that have been in existence less than six months will not qualify for reduced charges.

We also may establish different rates to maturity for the fixed maturity options under different classes of contracts for group or sponsored arrangements.

We will make these and any similar reductions according to our rules in effect when we approve a contract for issue. We may change these rules from time to time. Any variation will reflect differences in costs or services and will not be unfairly discriminatory.

Group or sponsored arrangements may be governed by federal income tax rules, ERISA or both. We make no representations with regard to


35  CHARGES AND EXPENSES
the impact of these and other applicable laws on such programs. We recommend that employers, trustees, and others purchasing or making contracts available for purchase under such programs seek the advice of their own legal and benefits advisers.


OTHER DISTRIBUTION ARRANGEMENTS

We may reduce or eliminate charges when sales are made in a manner that results in savings of sales and administrative expenses, such as sales through persons who are compensated by clients for recommending investments and who receive no commission or reduced commissions in connection with the sale of the contracts. We will not permit a reduction or elimination of charges where it would be unfairly discriminatory.


                                                        CHARGES AND EXPENSES  36

6. PAYMENT OF DEATH BENEFIT



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YOUR BENEFICIARY AND PAYMENT OF BENEFIT

You designate your beneficiary when you apply for your contract. You may change your beneficiary at any time while the contract is in force and the owner and annuitant are alive. The change will be effective as of the date the written request is executed, whether or not you are living on the date the change is received at our processing office. We are not responsible for any beneficiary change request that we do not receive. We will send you a written confirmation when we receive your request.

Under NQ jointly owned contracts, the surviving owner is considered the beneficiary, and will take the place of any other beneficiary.

The death benefit is equal to your account value (without adjustment for any otherwise applicable negative market value adjustment) or, if greater, the applicable Guaranteed minimum death benefit. We determine the amount of the death benefit (other than the applicable Guaranteed minimum death benefit) as of the date we receive satisfactory proof of the owner's (or older joint owner's, if applicable) death, any required instructions for the method of payment, forms necessary to effect payment and any other information we may require. The amount of the applicable Guaranteed minimum death benefit will be such Guaranteed minimum death benefit as of the date of the owner's (or older joint owner's, if applicable) death adjusted for any subsequent withdrawals. For TSA contracts with outstanding loans, we will reduce the amount of the death benefit by the amount of the outstanding loan, including any accrued but unpaid interest on the date that the death benefit payment is made. Payment of the death benefit terminates the contract.

In general, if the annuitant dies, the owner (or older joint owner, if applicable) will become the annuitant, and the death benefit is not payable.

EFFECT OF THE OWNER'S DEATH

In general, if you die while the contract is in force, the contract terminates and the applicable death benefit is paid. If the NQ contract is jointly owned, the death benefit is payable upon the death of the older owner. If the NQ contract has a non-natural owner, the death benefit is payable upon the death of the annuitant. For IRA and NQ Joint life contracts with GWBL, the death benefit is paid to the beneficiary at the death of the second to die of the owner and successor owner.

There are various circumstances, however, in which the contract can be continued by a successor owner or under a Beneficiary continuation option. For NQ contracts with spouses who are joint owners, the surviving spouse will automatically be able to continue the contract under the "Spousal continuation" feature, as discussed below. The determination of spousal status is made under applicable state law; however, in the event of a conflict between federal and state law, we follow federal rules. For NQ contracts with non-spousal joint owners, the joint owner will be able to continue the contract as a successor owner subject to the limitations discussed below under "Non-spousal joint owner contract continuation." If you are the sole owner and your spouse is the sole primary beneficiary, your surviving spouse can continue the contract as a successor owner as discussed below, under "Spousal continuation."

If the beneficiary is not the surviving spouse or if the surviving joint owner is not the surviving spouse, federal income tax rules generally require payments of amounts under the contract to be made within five years of an owner's death (the "5-year rule"). In certain cases, an individual beneficiary or non-spousal surviving joint owner may opt to receive payments over his/her life (or over a period not in excess of his/her life expectancy) if payments commence within one year of the owner's death. Any such election must be made in accordance with our rules at the time of death. If the beneficiary of a contract with one owner or a younger non-spousal joint owner continues the contract under the 5-year rule, in general, all guaranteed benefits and their charges will end. For more information on non-spousal joint owner contract continuation, see the section immediately below.


NON-SPOUSAL JOINT OWNER CONTRACT CONTINUATION (NQ only)

Upon the death of either owner, the surviving joint owner becomes the sole owner.

Any death benefit (if the older owner dies first) or cash value (if the younger owner dies first) must be fully paid to the surviving joint owner within five years. The surviving owner may instead elect to receive a life annuity, provided payments begin within one year of the deceased owner's death. If the life annuity is elected, the contract and all benefits terminate.

If the older owner dies first, we will increase the account value to equal the Guaranteed minimum death benefit, if higher. The surviving owner can elect to
(1) take a lump sum payment; (2) annuitize within one year; (3) continue the contract for up to five years; or (4) continue the contract under the Beneficiary continuation option. If the contract continues, the Guaranteed minimum death benefit and charge and the Guaranteed minimum income benefit and charge will then be discontinued. No subsequent contributions will be permitted.

If the younger owner dies first, the surviving owner can elect to (1) take a lump sum payment; (2) annuitize within one year; (3) continue the contract for up to five years; or (4) continue the contract under the Beneficiary continuation option. If the contract continues, the death benefit is not payable, and the Guaranteed minimum death benefit, if applicable, will continue without change. If the Guaranteed minimum income benefit cannot be exercised within the period required by federal tax laws, the benefit and charge will terminate as of the date we receive proof of death. No subsequent contributions will be permitted.


SPOUSAL CONTINUATION (IRA and NQ only)


If you are the contract owner and your spouse is the sole primary beneficiary or you jointly own an NQ contract with your spouse, your spouse may elect to continue the contract as successor owner upon your death. The determination of spousal status is made under applicable state law; however, in the event of a conflict between federal and state law, we follow federal rules. Spousal beneficiaries (who are not also joint owners) must be 85 or younger as of the date of the deceased spouse's death in order to continue the contract under Spousal continuation.


37  PAYMENT OF DEATH BENEFIT

The younger spouse joint owner (for NQ contracts only) or the spouse beneficiary (under a Single owner contract), may elect to receive the death benefit or continue the contract, as follows:

o As of the date we receive satisfactory proof of your death, any required instructions, information and forms necessary, we will increase the account value to equal the elected Guaranteed minimum death benefit as of the date of your death if such death benefit is greater than such account value and adjusted for any subsequent withdrawals. The increase in the account value will be allocated to the investment options according to the allocation percentages we have on file for your contract.

o The applicable Guaranteed minimum death benefit option may continue as follows:

     -- If the surviving spouse is age 75 or younger on the date of your death, and you were age 84 or younger at death, the Guaranteed minimum death benefit you elected continues and will continue to grow according to its terms until the contract date anniversary following the date the surviving spouse reaches age 85.

     -- If the surviving spouse is age 75 or younger on the date of your death, and you were age 85 or older at death, we will reinstate the Guaranteed minimum death benefit you elected. The benefit base (which had previously been frozen at age 85) will now continue to grow according to its terms until the contract date anniversary following the date the surviving spouse reaches age 85.

     -- If the surviving spouse is age 76 or over on the date of your death, the Guaranteed minimum death benefit and charge will be discontinued.

     -- If the Guaranteed minimum death benefit continues, the Guaranteed minimum death benefit/Guaranteed minimum income benefit roll-up benefit base reset, if applicable, will be based on the surviving spouse's age at the time of your death. The next available reset will be based on the contract issue date or last reset, as applicable.

     -- For single owner contracts with the GWBL Enhanced death benefit, we will discontinue the benefit and charge. However, we will freeze the GWBL Enhanced death benefit benefit base as of the date of your death (less subsequent withdrawals), and pay it upon your spouse's death.

o The Guaranteed minimum income benefit may continue if the benefit had not already terminated and the benefit will be based on the surviving spouse's age at the date of the deceased spouse's death. See "Guaranteed minimum income benefit" in "Contract features and benefits" earlier in this prospectus.

o If you elect GWBL on a Joint life basis, the benefit and charge will remain in effect and no death benefit is payable until the death of the surviving spouse. No subsequent contributions will be permitted. If you elect GWBL on a Single life basis, the benefit and charge will terminate.

o If the deceased spouse was the annuitant, the surviving spouse becomes the annuitant.

Where an NQ contract is owned by a Living Trust, as defined in the contract, and at the time of the annuitant's death the annuitant's spouse is the sole beneficiary of the Living Trust, the Trustee, as owner of the contract, may request that the spouse be substituted as annuitant as of the date of the annuitant's death. No further change of annuitant will be permitted.

For jointly owned NQ contracts, if the younger spouse dies first no death benefit is paid, and the contract continues as follows:

o The Guaranteed minimum death benefit and the Guaranteed minimum income benefit continue to be based on the older spouse's age for the life of the contract.

o If the deceased spouse was the annuitant, the surviving spouse becomes the annuitant.

o If you elect GWBL, the benefit and charge will remain in effect and no death benefit is payable until the death of the surviving spouse.


If there is a change in owner or primary beneficiary, the Spousal continuation option will be terminated. If you divorce, Spousal continuation does not apply.


BENEFICIARY CONTINUATION OPTION

This feature permits a designated individual, on the contract owner's death, to maintain a contract with the deceased contract owner's name on it and receive distributions under the contract, instead of receiving the death benefit in a single sum. We make this option available to beneficiaries under traditional IRA, Roth IRA, TSA and NQ contracts. Please speak with your financial professional or see Appendix V later in this prospectus for further information.

For Joint life contracts with GWBL, beneficiary continuation option is only available after the death of the second owner.

BENEFICIARY CONTINUATION OPTION FOR TRADITIONAL IRA, ROTH IRA AND TSA CONTRACTS ONLY.

The beneficiary continuation option must be elected by September 30th of the year following the calendar year of your death and before any other inconsistent election is made. Beneficiaries who do not make a timely election will not be eligible for this option. If the election is made, then, as of the date we receive satisfactory proof of death, any required instructions, information and forms necessary to effect the beneficiary continuation option feature, we will increase the account value to equal the applicable death benefit if such death benefit is greater than such account value adjusted for any subsequent withdrawals.

Generally, payments will be made once a year to the beneficiary over the beneficiary's life expectancy (determined in the calendar year after your death and determined on a term certain basis). These payments must begin no later than December 31st of the calendar year after the year of your death. For sole spousal beneficiaries, payments may begin by December 31st of the calendar year in which you would have reached age 70-1/2, if such time is later. For traditional IRA and TSA contracts, if you die before your Required Beginning Date for Required Minimum Distributions, as discussed later in this prospectus in "Tax information" under "Individual retirement arrangements (IRAs)," the beneficiary may choose the "5-year rule" option instead of annual payments over life expectancy. The 5-year rule is always available to beneficiaries under Roth IRA contracts. If the beneficiary chooses this option, the beneficiary may take withdrawals as desired, but the entire account value must be fully withdrawn by December 31st of the calendar year which contains the fifth anniversary of your death.

Under the beneficiary continuation option for traditional IRA, Roth IRA, and TSA contracts:

o The contract continues with your name on it for the benefit of your beneficiary.



                                                    PAYMENT OF DEATH BENEFIT  38

o    The beneficiary replaces the deceased owner as annuitant.

o This feature is only available if the beneficiary is an individual. Certain trusts with only individual beneficiaries will be treated as individuals for this purpose.

o If there is more than one beneficiary, each beneficiary's share will be separately accounted for. It will be distributed over the beneficiary's own life expectancy, if payments over life expectancy are chosen.

o The minimum amount that is required in order to elect the beneficiary continuation option is $5,000 for each beneficiary.

o The beneficiary may make transfers among the investment options but no additional contributions will be permitted.

o If you had elected the Guaranteed minimum income benefit, an optional enhanced death benefit, GWBL or the GWBL Enhanced death benefit under the contract, they will no longer be in effect and charges for such benefits will stop. Also, any Guaranteed minimum death benefit feature will no longer be in effect.

o    Loans will no longer be available for TSA contracts.

o The beneficiary may choose at any time to withdraw all or a portion of the account value.

o    Any partial withdrawal must be at least $300.

o Your beneficiary will have the right to name a beneficiary to receive any remaining interest in the contract.

o Upon the death of your beneficiary, the beneficiary he or she has named has the option to either continue taking required minimum distributions based on the remaining life expectancy of the deceased beneficiary or to receive any remaining interest in the contract in a lump sum. The option elected will be processed when we receive satisfactory proof of death, any required instructions for the method of payment and any required information and forms necessary to effect payment.

BENEFICIARY CONTINUATION OPTION FOR NQ CONTRACTS ONLY. This feature, also known as Inherited annuity, may only be elected when the NQ contract owner dies before the annuity maturity date, whether or not the owner and the annuitant are the same person. For purposes of this discussion, "beneficiary" refers to the successor owner. This feature must be elected within 9 months following the date of your death and before any other inconsistent election is made. Beneficiaries who do not make a timely election will not be eligible for this option.


Generally, payments will be made once a year to the beneficiary over the beneficiary's life expectancy, determined on a term certain basis and in the year payments start. These payments must begin no later than one year after the date of your death and are referred to as "scheduled payments." The beneficiary may choose the "5-year rule" instead of scheduled payments over life expectancy. If the beneficiary chooses the 5-year rule, there will be no scheduled payments. Under the 5-year rule, the beneficiary may take withdrawals as desired, but the entire account value must be fully withdrawn by the fifth anniversary of your death.

Under the beneficiary continuation option for NQ contracts:

o This feature is only available if the beneficiary is an individual. It is not available for any entity such as a trust, even if all of the beneficiaries of the trust are individuals.

o    The beneficiary automatically replaces the existing annuitant.

o The contract continues with your name on it for the benefit of your beneficiary.

o If there is more than one beneficiary, each beneficiary's share will be separately accounted for. It will be distributed over the respective beneficiary's own life expectancy, if scheduled payments are chosen.

o The minimum amount that is required in order to elect the beneficiary continuation option is $5,000 for each beneficiary.

o The beneficiary may make transfers among the investment options but no additional contributions will be permitted.

o If you had elected the Guaranteed minimum income benefit, an optional enhanced death benefit, GWBL or the GWBL Enhanced death benefit under the contract, they will no longer be in effect and charges for such benefits will stop. Also, any Guaranteed minimum death benefit feature will no longer be in effect.

o If the beneficiary chooses the "5-year rule," withdrawals may be made at any time. If the beneficiary instead chooses scheduled payments, the beneficiary may also take withdrawals, in addition to scheduled payments, at any time.

o    Any partial withdrawals must be at least $300.

o Your beneficiary will have the right to name a beneficiary to receive any remaining interest in the contract on the beneficiary's death.

o Upon the death of your beneficiary, the beneficiary he or she has named has the option to either continue taking scheduled payments based on the remaining life expectancy of the deceased beneficiary (if scheduled payments were chosen) or to receive any remaining interest in the contract in a lump sum. We will pay any remaining interest in the contract in a lump sum if your beneficiary elects the 5-year rule. The option elected will be processed when we receive satisfactory proof of death, any required instructions for the method of payment and any required information and forms necessary to effect payment.

If the deceased is the owner or the older joint owner:

o As of the date we receive satisfactory proof of death, any required instructions, information and forms necessary to effect the Beneficiary continuation option feature, we will increase the account value to equal the applicable death benefit if such death benefit is greater than such account value adjusted for any subsequent withdrawals.

If the deceased is the younger non-spousal joint owner:

o    The annuity account value will not be reset to the death benefit amount.


39  PAYMENT OF DEATH BENEFIT

7. TAX INFORMATION



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OVERVIEW

In this part of the prospectus, we discuss the current federal income tax rules that generally apply to EQUI-VEST(R) At Retirement(SM) contracts owned by United States individual taxpayers. The tax rules can differ, depending on the type of contract, whether NQ, traditional IRA, Roth IRA or TSA. Therefore, we discuss the tax aspects of each type of contract separately.

Federal income tax rules include the United States laws in the Internal Revenue Code, and Treasury Department Regulations and Internal Revenue Service ("IRS") interpretations of the Internal Revenue Code. These tax rules may change without notice. We cannot predict whether, when, or how these rules could change. Any change could affect contracts purchased before the change. Congress may also consider proposals in the future to comprehensively reform or overhaul the United States tax and retirement systems, which if enacted, could affect the tax benefits of a contract. We cannot predict what, if any, legislation will actually be proposed or enacted.

We cannot provide detailed information on all tax aspects of the contracts. Moreover, the tax aspects that apply to a particular person's contract may vary depending on the facts applicable to that person. We do not discuss state income and other state taxes, federal income tax, and withholding rules for non-U.S. taxpayers, or federal gift and estate taxes. Transfers of the contract, rights or values under the contract, or payments under the contract, for example, the amounts due to beneficiaries, may be subject to federal or state gift, estate, or inheritance taxes. You should not rely only on this document, but should consult your tax adviser before your purchase.


BUYING A CONTRACT TO FUND A RETIREMENT ARRANGEMENT

Generally, there are two types of funding vehicles that are available for Individual Retirement Arrangements ("IRAs"): an individual retirement annuity contract such as the ones offered in this prospectus, or a custodial or trusteed individual retirement account. Similarly, a 403(b) plan can be funded through a 403(b) annuity contract or a 403(b)(7) custodial account. How these arrangements work, including special rules applicable to each, are described in the specific sections for each type of arrangement, below. You should be aware that the funding vehicle for a tax-qualified arrangement does not provide any tax deferral benefit beyond that already provided by the Code for all permissible funding vehicles. Before choosing an annuity contract, therefore, you should consider the annuity's features and benefits, such as EQUI-VEST(SM) At Retirement(SM)'s choice of death benefits, the Guaranteed withdrawal for life benefit, the Guaranteed minimum income benefit, selection of variable investment options, guaranteed interest option, fixed maturity options and its choices of pay-out options, as well as the features and benefits of other permissible funding vehicles and the relative costs of annuities and other arrangements. You should be aware that cost may vary depending on the features and benefits made available and the charges and expenses of the portfolios that you elect.


Certain provisions of the Treasury Regulations on required minimum distributions concerning the actuarial present value of additional contract benefits could increase the amount required to be distributed from annuity contracts funding 403(b) plans and IRAs. For this purpose additional annuity contract benefits may include, but are not limited to, guaranteed minimum income benefits and enhanced death benefits. You should consider the potential implication of these Regulations before you purchase this annuity contract or purchase additional features under this annuity contract.



TRANSFERS AMONG INVESTMENT OPTIONS


You can make transfers among investment options inside the contract without triggering taxable income.


TAXATION OF NONQUALIFIED ANNUITIES


CONTRIBUTIONS

You may not deduct the amount of your contributions to a nonqualified annuity contract.


CONTRACT EARNINGS

Generally, you are not taxed on contract earnings until you receive a distribution from your contract, whether as a withdrawal or as an annuity payment. However, earnings are taxable, even without a distribution:

o if a contract fails investment diversification requirements as specified in federal income tax rules (these rules are based on or are similar to those specified for mutual funds under the securities laws);

o if you transfer a contract, for example, as a gift to someone other than your spouse (or former spouse);

o if you use a contract as security for a loan (in this case, the amount pledged will be treated as a distribution); and

o if the owner is other than an individual (such as a corporation, partnership, trust, or other non-natural person). This provision does not apply to a trust which is a mere agent or nominee for an individual, such as a grantor trust.

All nonqualified deferred annuity contracts that AXA Equitable and its affiliates issue to you during the same calendar year are linked together and treated as one contract for calculating the taxable amount of any distribution from any of those contracts.


TAXATION OF LIFETIME WITHDRAWALS IF YOU ELECT GUARANTEED WITHDRAWAL BENEFIT FOR LIFE

We treat Guaranteed annual withdrawals and other withdrawals as non-annuity payments for income tax purposes. These withdrawals are taxable to you as ordinary income if there are earnings in the contract. Generally, earnings are your account value less your investment in the contract. Generally, your investment in the contract equals the contributions you made, less any amounts you previously withdrew that were not taxable. If you withdraw an amount which is more than the earnings in the contract as of the date of the withdrawal, the balance of the distribution is treated as a return of your investment in the contract and is not taxable. It reduces the investment in the contract.



                                                             TAX INFORMATION  40

ANNUITY PAYMENTS

Guaranteed annual withdrawals that are continued after your account value goes to zero under a supplementary life annuity contract, as discussed under "Guaranteed withdrawal benefit for life ("GWBL")" in "Contract features and benefits" earlier in this prospectus, as well as GMIB and other annuitization payments that are based on life or life expectancy, are considered annuity payments for tax purposes. Once annuity payments begin, a portion of each payment is taxable as ordinary income. You get back the remaining portion without paying taxes on it. This is your unrecovered investment in the contract. Generally, your investment in the contract equals the contributions you made, less any amounts you previously withdrew that were not taxable.

For fixed annuity payments, the tax-free portion of each payment is determined by (1) dividing your investment in the contract by the total amount you are expected to receive out of the contract, and (2) multiplying the result by the amount of the payment. For variable annuity payments, your tax-free portion of each payment is your investment in the contract divided by the number of expected payments.

Once you have received the amount of your investment in the contract, all payments after that are fully taxable. If payments under a life annuity stop because the annuitant dies, there is an income tax deduction for any unrecovered investment in the contract.


PARTIAL ANNUITIZATION

The consequences described above for annuitization of the entire contract apply to the portion of the contract which is partially annuitized. Beginning after December 31, 2010, a nonqualified deferred annuity contract is treated as being partially annuitized if a portion of the contract is applied to an annuity payout option on a life-contingent basis or for a period certain of at least 10 years. In order to get annuity payment tax treatment for the portion of the contract applied to the annuity payout, payments must be made at least annually in substantially equal amounts, the payments must be designed to amortize the amount applied over life or the period certain, and the payments cannot be stopped, except by death or surrender (if permitted under the terms of the contract). The investment in the contract is split between the partially annuitized portion and the deferred amount remaining based on the relative values of the amount applied to the annuity payout and the deferred amount remaining at the time of the partial annuitization. Also, the partial annuitization has its own annuity starting date.


WITHDRAWALS MADE BEFORE ANNUITY PAYMENTS BEGIN

If you make withdrawals before annuity payments begin under your contract, they are taxable to you as ordinary income if there are earnings in the contract. Generally, earnings are your account value less your investment in the contract. If you withdraw an amount which is more than the earnings in the contract as of the date of the withdrawal, the balance of the distribution is treated as a return of your investment in the contract and is not taxable.


CONTRACTS PURCHASED THROUGH EXCHANGES

The sole way to purchase an EQUI-VEST(R) At Retirement(SM) NQ contract is through a transfer of funds from the original EQUI-VEST(R) contract which is the source contract. Normally, exchanges of contracts are taxable events. The transfer will be a tax deferred exchange under Section 1035 of the Internal Revenue Code if:

o The contract that is the source of the funds you are using to purchase the NQ contract is another nonqualified deferred annuity contract.

o The owner and the annuitant are the same under the original EQUI-VEST(R) contract and the EQUI-VEST(R) At Retirement(SM) NQ contract.

The tax basis, also referred to as your investment in the contract, of the original EQUI-VEST(R) contract carries over to the EQUI-VEST(R) At Retirement(SM) NQ contract.

Section 1035 exchanges are generally not available after the death of the owner or annuity, as applicable. Partial 1035 exchanges are not available to purchase an EQUI-VEST(R) At Retirement(SM) contract.


SURRENDERS

If you surrender or cancel the contract, the distribution is taxable as ordinary income (not capital gain) to the extent it exceeds your investment in the contract.


DEATH BENEFIT PAYMENTS MADE TO A BENEFICIARY AFTER YOUR DEATH

For the rules applicable to death benefits, see "Payment of death benefit" earlier in this prospectus. The tax treatment of a death benefit taken as a single sum is generally the same as the tax treatment of a withdrawal from or surrender of your contract. The tax treatment of a death benefit taken as annuity payments is generally the same as the tax treatment of annuity payments under your contract.

Under the Beneficiary continuation option the tax treatment of a withdrawal after the death of the owner taken as a single sum or taken as withdrawals under the 5-year rule is generally the same as the tax treatment of a withdrawal from or surrender of your contract.


EARLY DISTRIBUTION PENALTY TAX

If you take distributions before you are age 59-1/2 a penalty tax of 10% of the taxable portion of your distribution applies in addition to the income tax. Some of the available exceptions to the pre-age 59-1/2 penalty tax include distributions made:

o    on or after your death; or

o    because you are disabled (special federal income tax definition); or

o in the form of substantially equal periodic annuity payments for your life (or life expectancy), or the joint lives (or joint life expectancy) of you and a beneficiary, in accordance with IRS formulas. We do not anticipate that Guaranteed annual withdrawals made under the Guaranteed withdrawal benefit for life's Maximum or Customized payment plan or taken as partial withdrawals will qualify for this exception if made before age 59-1/2.

We will report a life-contingent partial annuitization made to an owner under age 59-1/2 as eligible for an exception to the early distribution penalty tax. We may be required to treat a partial annuitization for a period certain of at least 10 years as being subject to the penalty for an owner under age 59-1/2.


INVESTOR CONTROL ISSUES


Under certain circumstances, the IRS has stated that you could be treated as the owner (for tax purposes) of the assets of Separate Account A. If you were treated as the owner, you would be taxed on income and gains attributable to the shares of the underlying portfolios.


41  TAX INFORMATION

The circumstances that would lead to this tax treatment would be that, in the opinion of the IRS, you could control the underlying investment of Separate Account A. The IRS has said that the owners of variable annuities will not be treated as owning the separate account assets provided the underlying portfolios are restricted to variable life and annuity assets. The variable annuity owners must have the right only to choose among the portfolios, and must have no right to direct the particular investment decisions within the portfolios.


Although we believe that, under current IRS guidance, you would not be treated as the owner of the assets of Separate Account A, there are some issues that remain unclear. For example, the IRS has not issued any guidance as to whether having a larger number of portfolios available, or an unlimited right to transfer among them, could cause you to be treated as the owner. We do not know whether the IRS will ever provide such guidance or whether such guidance, if unfavorable, would apply retroactively to your contract. Furthermore, the IRS could reverse its current guidance at any time. We reserve the right to modify your contract as necessary to prevent you from being treated as the owner of the assets of Separate Account A.


INDIVIDUAL RETIREMENT ARRANGEMENTS (IRAS)


GENERAL


"IRA" stands for individual retirement arrangement. There are two basic types of such arrangements, individual retirement accounts and individual retirement annuities. In an individual retirement account, a trustee or custodian holds the assets for the benefit of the IRA owner. The assets funding the account typically include mutual funds and/or individual stocks and/or securities in a custodial account and bank certificates of deposit in a trusteed account. In an individual retirement annuity, an insurance company issues an annuity contract that serves as the IRA.

There are two basic types of IRAs, as follows:

o Traditional IRAs, typically funded on a pre-tax basis, including SEP-IRAs and SIMPLE IRAs issued and funded in connection with employer-sponsored retirement plans; and

o    Roth IRAs, funded on an after-tax basis.

Regardless of the type of IRA, your ownership interest in the IRA cannot be forfeited. You or your beneficiaries who survive you are the only ones who can receive the IRA's benefits or payments. All types of IRAs qualify for tax deferral regardless of the funding vehicle selected.

You can hold your IRA assets in as many different accounts and annuities as you would like, as long as you meet the rules for setting up and making contributions to IRAs. However, if you own multiple IRAs, you may be required to combine IRA values or contributions for tax purposes. For further information about individual retirement arrangements, you can read Internal Revenue Service Publication 590 ("Individual Retirement Arrangements (IRAs)"). This publication is usually updated annually, and can be obtained by contacting the IRS or from the IRS website (www.irs.gov).

AXA Equitable designs its IRA contracts to qualify as individual retirement annuities under Section 408(b) of the Internal Revenue Code. You may purchase the contract as a traditional IRA or Roth IRA. This prospectus contains the information that the IRS requires you to have before you purchase an IRA. The first section covers some of the special tax rules that apply to traditional IRAs. The next section covers Roth IRAs.

We describe the amount and types of charges that may apply to your contributions under "Charges and expenses" earlier in this prospectus. We describe the method of calculating payments under "Accessing your money" earlier in this prospectus. We do not guarantee or project growth in any variable income annuitization option payments (as opposed to payments from a fixed income annuitization option).

We have not applied for an opinion letter from the IRS to approve the respective forms of the EQUI-VEST(R) At Retirement(SM) traditional and Roth IRA contracts for use as a traditional and Roth IRA, respectively. Such IRS approval is a determination only as to the form of the annuity and does not represent a determination of the merits of the annuity as an investment.



YOUR RIGHT TO CANCEL WITHIN A CERTAIN NUMBER OF DAYS

You can cancel any version of the EQUI-VEST(R) At Retirement(SM) IRA contract (traditional IRA or Roth IRA) by following the directions in "Your right to cancel within a certain number of days" under "Contract features and benefits" earlier in this prospectus. If you cancel a traditional IRA contract, we may have to withhold tax, and we must report the transaction to the IRS. A contract cancellation could have an unfavorable tax impact.


TRADITIONAL INDIVIDUAL RETIREMENT ANNUITIES (TRADITIONAL IRAS)

CONTRIBUTIONS TO TRADITIONAL IRAS. Generally, individuals may make three different types of contributions to purchase a traditional IRA or as additional contributions to an existing IRA:

o    "regular" contributions out of earned income or compensation; or

o    tax-free "rollover" contributions; or

o direct custodian-to-custodian transfers from other traditional IRAs ("direct transfers").

This IRA may be funded through direct transfer of funds only and not through regular or rollover contributions.


WITHDRAWALS, PAYMENTS AND TRANSFERS OF FUNDS OUT OF TRADITIONAL IRAS

NO FEDERAL INCOME TAX LAW RESTRICTIONS ON WITHDRAWALS. You can withdraw any or all of your funds from a traditional IRA at any time. You do not need to wait for a special event like retirement.

TAXATION OF PAYMENTS. Amounts distributed from traditional IRAs are not subject to federal income tax until you or your beneficiary receive them. Taxable payments or distributions include withdrawals from your contract, surrender of your contract and annuity payments from your contract. Death benefits are also taxable.


Except as discussed below, the total amount of any distribution from a traditional IRA must be included in your gross income as ordinary income. We report all payments from traditional IRA contracts on IRS Form 1099-R.

If you have ever made nondeductible IRA contributions to any traditional IRA (it does not have to be to this particular traditional IRA contract), those contributions are recovered tax free when you get distributions from any traditional IRA. It is your responsibility to keep permanent tax records of all of your nondeductible contributions to traditional IRAs so that you can correctly report the taxable amount of


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any distribution on your own tax return. At the end of any year in which you have received a distribution from any traditional IRA, you calculate the ratio of your total nondeductible traditional IRA contributions (less any amounts previously withdrawn tax free) to the total account balances of all traditional IRAs you own at the end of the year plus all traditional IRA distributions made during the year. Multiply this by all distributions from the traditional IRA during the year to determine the nontaxable portion of each distribution.

A distribution from a traditional IRA is not taxable if:

o the amount received is a withdrawal of excess contributions, under technical income tax rules; or

o the entire amount received is rolled over to another traditional IRA or other eligible retirement plan which agrees to accept the funds.



ROLLOVERS FROM TRADITIONAL IRAS TO TRADITIONAL IRAS

You may roll over amounts from one traditional IRA to one or more of your other traditional IRAs if you complete the transaction within 60 days after you receive the funds. You may make such a rollover only once in every 12-month period for the same funds. Trustee-to-trustee or custodian-to-custodian direct transfers are not rollover transactions. You can make these more frequently than once in every 12-month period.


SPOUSAL ROLLOVER AND DIVORCE-RELATED DIRECT TRANSFERS

The surviving spouse beneficiary of a deceased individual can roll over funds from, or directly transfer funds from, the deceased spouse's traditional IRA to one or more other traditional IRAs. Also, in some cases, traditional IRAs can be transferred on a tax-free basis between spouses or former spouses as a result of a court-ordered divorce or separation decree.


ROLLOVERS TO ELIGIBLE RETIREMENT PLANS

The following are eligible to receive rollovers of distributions from a traditional IRA: a qualified plan, a 403(b) plan or a governmental employer 457(b) plan. After-tax contributions in a traditional IRA cannot be rolled from your traditional IRA into, or back into, a qualified plan, TSA or governmental employer 457(b) plan. Before you decide to roll over a distribution from a traditional IRA to another eligible retirement plan, you should check with the administrator of that plan about whether the plan accepts rollovers and, if so, the types it accepts. You should also check with the administrator of the receiving plan about any documents required to be completed before it will accept a rollover.

Distributions from a traditional IRA are not eligible for favorable ten-year averaging and long-term capital gain treatment available under limited circumstances for certain distributions from qualified plans. If you might be eligible for such tax treatment from your qualified plan, you may be able to preserve such tax treatment even though an eligible rollover from a qualified plan is temporarily rolled into a "conduit IRA" before being rolled back into a qualified plan. See your tax adviser.

Certain distributions from IRAs directly transferred to charitable organizations may be tax-free to IRA owners age 70-1/2 or older if made by December 31, 2011.

REQUIRED MINIMUM DISTRIBUTIONS

BACKGROUND ON REGULATIONS -- REQUIRED MINIMUM DISTRIBUTIONS. Distributions must be made from traditional IRAs according to rules contained in the Code and Treasury Regulations. Certain provisions of the Treasury Regulations require that the actuarial present value of additional annuity contract benefits must be added to the dollar amount credited for purposes of calculating certain types of required minimum distributions from individual retirement annuity contracts. For this purpose additional annuity contract benefits may include, but are not limited to, guaranteed minimum income benefits and enhanced death benefits. This could increase the amount required to be distributed from these contracts if you take annual withdrawals instead of annuitizing. Please consult your tax adviser concerning applicability of these complex rules to your situation.

LIFETIME REQUIRED MINIMUM DISTRIBUTIONS. You must start taking annual distributions from your traditional IRAs for the year in which you turn age 70-1/2. WHEN YOU HAVE TO TAKE THE FIRST LIFETIME REQUIRED MINIMUM DISTRIBUTION. The first required minimum distribution is for the calendar year in which you turn age 70-1/2. You have the choice to take this first required minimum distribution during the calendar year you actually reach age 70-1/2, or to delay taking it until the first three-month period in the next calendar year (January 1 - April 1). Distributions must start no later than your "Required Beginning Date," which is April 1st of the calendar year after the calendar year in which you turn age 70-1/2. If you choose to delay taking the first annual minimum distribution, then you will have to take two minimum distributions in that year--the delayed one for the first year and the one actually for that year. Once minimum distributions begin, they must be made at some time each year.

HOW YOU CAN CALCULATE REQUIRED MINIMUM DISTRIBUTIONS. There are two approaches to taking required minimum distributions -- "account-based" or "annuity-based."

ACCOUNT-BASED METHOD. If you choose an account-based method, you divide the value of your traditional IRA as of December 31st of the past calendar year by a number corresponding to your age from an IRS table. This gives you the required minimum distribution amount for that particular IRA for that year. If your spouse is your sole beneficiary and more than 10 years younger than you, the dividing number you use may be from another IRS table and may produce a smaller lifetime required minimum distribution amount. Regardless of the table used, the required minimum distribution amount will vary each year as the account value, the actuarial present value of additional annuity contract benefits, if applicable, and the divisor change. If you initially choose an account-based method, you may later apply your traditional IRA funds to a life annuity-based payout with any certain period not exceeding remaining life expectancy, determined in accordance with IRS tables.

ANNUITY-BASED METHOD. If you choose an annuity-based method, you do not have to do annual calculations. You apply the account value to an annuity payout for your life or the joint lives of you and a designated beneficiary or for a period certain not extending beyond applicable life expectancies, determined in accordance with IRS tables. DO YOU HAVE TO PICK THE SAME METHOD TO CALCULATE YOUR REQUIRED MINIMUM DISTRIBUTIONS FOR ALL OF YOUR TRADITIONAL IRAS AND OTHER RETIREMENT PLANS? No. If you want, you can choose a different method for each of your traditional IRAs and other retirement plans. For example, you can choose an annuity payout from one IRA, a different annuity payout from a qualified plan and an account-based annual withdrawal from another IRA.



43  TAX INFORMATION

WILL WE PAY YOU THE ANNUAL AMOUNT EVERY YEAR FROM YOUR TRADITIONAL IRA BASED ON THE METHOD YOU CHOOSE? We will only pay you automatically if you affirmatively select an annuity payout option or an account-based withdrawal option such as our "required minimum distribution (RMD) automatic withdrawal options." Even if you do not enroll in our service, we will calculate the amount of the required minimum distribution withdrawal for you, if you so request in writing. However, in that case you will be responsible for asking us to pay the required minimum distribution withdrawal to you.

Also, the IRS will let you calculate the required minimum distribution for each traditional IRA that you maintain, using the method that you picked for that particular IRA. You can add these required minimum distribution amount calculations together. As long as the total amount you take out every year satisfies your overall traditional IRA required minimum distribution amount, you may choose to take your annual required minimum distribution from any one or more traditional IRAs that you own.

WHAT IF YOU TAKE MORE THAN YOU NEED TO FOR ANY YEAR? The required minimum distribution amount for your traditional IRAs is calculated on a year-by-year basis. There are no carry-back or carry-forward provisions. Also, you cannot apply required minimum distribution amounts you take from your qualified plans to the amounts you have to take from your traditional IRAs and vice versa.

WHAT IF YOU TAKE LESS THAN YOU NEED TO FOR ANY YEAR? Your IRA could be disqualified, and you could have to pay tax on the entire value. Even if your IRA is not disqualified, you could have to pay a 50% penalty tax on the shortfall (required amount for traditional IRAs less amount actually taken). It is your responsibility to meet the required minimum distribution rules. We will remind you when our records show that you are within the age group which must take lifetime required minimum distributions. If you do not select a method with us, we will assume you are taking your required minimum distribution from another traditional IRA that you own.

WHAT ARE THE REQUIRED MINIMUM DISTRIBUTION PAYMENTS AFTER YOU DIE? These could vary depending on whether you die before or after your Required Beginning Date for lifetime required minimum distribution payments, and the status of your beneficiary. The following assumes that you have not yet elected an annuity-based payout at the time of your death. If you elect an annuity-based payout, payments (if any) after your death must be made at least as rapidly as when you were alive.

INDIVIDUAL BENEFICIARY. Regardless of whether your death occurs before or after your Required Beginning Date, an individual death beneficiary calculates annual post-death required minimum distribution payments based on the beneficiary's life expectancy using the "term certain method." That is, he or she determines his or her life expectancy using the IRS-provided life expectancy tables as of the calendar year after the owner's death and reduces that number by one each subsequent year.

If you die before your Required Beginning Date, the rules permit any individual beneficiary, including a spousal beneficiary, to elect instead to apply the "5-year rule." Under this rule, instead of annual payments having to be made beginning with the first in the year following the owner's death, the entire account must be distributed by the end of the calendar year which contains the fifth anniversary of the owner's death. No distribution is required before that fifth year.

SPOUSAL BENEFICIARY. If you die after your Required Beginning Date, and your death beneficiary is your surviving spouse, your spouse has a number of choices. Post-death distributions may be made over your spouse's single life expectancy. Any amounts distributed after that surviving spouse's death are made over the spouse's life expectancy calculated in the year of his/her death, reduced by one for each subsequent year. In some circumstances, your surviving spouse may elect to become the owner of the traditional IRA and halt distributions until he or she reaches age 70-1/2, or roll over amounts from your traditional IRA into his/her own traditional IRA or other eligible retirement plan.

If you die before your Required Beginning Date, and the death beneficiary is your surviving spouse, the rules permit the spouse to delay starting payments over his/her life expectancy until the year in which you would have attained age 70-1/2.

NON-INDIVIDUAL BENEFICIARY. If you die after your Required Beginning Date, and your death beneficiary is a non-individual, such as the estate, the rules permit the beneficiary to calculate post-death required minimum distribution amounts based on the owner's life expectancy in the year of death. HOWEVER, NOTE THAT WE NEED AN INDIVIDUAL ANNUITANT TO KEEP AN ANNUITY CONTRACT IN FORCE. IF THE BENEFICIARY IS NOT AN INDIVIDUAL, WE MUST DISTRIBUTE AMOUNTS REMAINING IN THE ANNUITY CONTRACT AFTER THE DEATH OF THE ANNUITANT.

If you die before your Required Beginning Date for lifetime required minimum distribution payments, and the death beneficiary is a non-individual, such as the estate, the rules continue to apply the 5-year rule discussed earlier under "Individual beneficiary." PLEASE NOTE THAT WE NEED AN INDIVIDUAL ANNUITANT TO KEEP AN ANNUITY CONTRACT IN FORCE. IF THE BENEFICIARY IS NOT AN INDIVIDUAL, WE MUST DISTRIBUTE AMOUNTS REMAINING IN THE ANNUITY CONTRACT AFTER THE DEATH OF THE ANNUITANT.

SUCCESSOR OWNER AND ANNUITANT

If your spouse is the sole primary beneficiary and elects to become the successor owner and annuitant, no death benefit is payable until your surviving spouse's death. The required minimum distribution rules are applied as if your surviving spouse is the contract owner.

SPOUSAL CONTINUATION

If the contract is continued under spousal continuation then the required minimum distribution rules are applied as if your surviving spouse is the contract owner..

PAYMENTS TO A BENEFICIARY AFTER YOUR DEATH

IRA death benefits are taxed the same as IRA distributions.

BORROWING AND LOANS ARE PROHIBITED TRANSACTIONS

You cannot get loans from a traditional IRA. You cannot use a traditional IRA as collateral for a loan or other obligation. If you borrow against your IRA or use it as collateral, its tax-favored status will be lost as of the first day of the tax year in which this prohibited event occurs. If this happens, you must include the value of the traditional IRA in your federal gross income. Also, the early distribution penalty tax of 10% may apply if you have not reached age 59-1/2 before the first day of that tax year.

EARLY DISTRIBUTION PENALTY TAX

A penalty tax of 10% of the taxable portion of a distribution applies to distributions from a traditional IRA made before you reach age 59-1/2. Some of the available exceptions to the pre-age 59-1/2 penalty tax include distributions made:



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o    on or after your death; or

o    because you are disabled (special federal income tax definition); or

o used to pay certain extraordinary medical expenses (special federal income tax definition); or

o used to pay medical insurance premiums for unemployed individuals (special federal income tax definition); or

o used to pay certain first-time home buyer expenses (special federal income tax definition; $10,000 lifetime total limit for these distributions from all your traditional and Roth IRAs); or

o used to pay certain higher education expenses (special federal income tax definition); or

o in the form of substantially equal periodic payments made at least annually over your life (or your life expectancy) or over the joint lives of you and your beneficiary (or your joint life expectancies using an IRS-approved distribution method). We do not anticipate that Guaranteed annual payments made under the Guaranteed withdrawal benefit for life's Maximum or Customized payment plan or taken as lump sums will qualify for this exception if made before age 59-1/2.


ROTH INDIVIDUAL RETIREMENT ANNUITIES (ROTH IRAS)

This section of the prospectus covers some of the special tax rules that apply to Roth IRAs. If the rules are the same as those that apply to the traditional IRA, we will refer you to the same topic under "traditional IRAs."

The EQUI-VEST(R) At Retirement(SM) Roth IRA contract is designed to qualify as a Roth individual retirement annuity under Sections 408A(b) and 408(b) of the Internal Revenue Code.


CONTRIBUTIONS TO ROTH IRAS

Generally, individuals may make four different types of contributions to purchase a Roth IRA or as later additions to an existing Roth IRA:

o    regular after-tax contributions out of earnings; or

o taxable rollover contributions from traditional IRAs or other eligible retirement plans ("conversion rollover" contributions); or

o tax-free rollover contributions from other Roth individual retirement arrangements; or

o tax-free direct custodian-to-custodian transfers from other Roth IRAs ("direct transfers").

This Roth IRA may be funded only through direct transfer of funds and not through regular Roth IRA contributions or rollover contributions. Also, if the funds are originally in a traditional IRA, you must convert to Roth IRA in your original EQUI-VEST(R) contract before you apply the funds to an EQUI-VEST(R) Retirement contract.

RECHARACTERIZATIONS

Generally, you may be able to treat a contribution made to one type of IRA as having been made to a different type of IRA. This is called recharacterizing the contribution. Any recharacterization of a Roth IRA contribution to a traditional IRA contribution, if available, must be done in the original EQUI-VEST(R) Roth IRA contract and not in the EQUI-VEST(R) At Retirement(R) contract.

WITHDRAWALS, PAYMENTS AND TRANSFERS OF FUNDS OUT OF ROTH IRAS

NO FEDERAL INCOME TAX LAW RESTRICTIONS ON WITHDRAWALS. You can withdraw any or all of your funds from a Roth IRA at any time; you do not need to wait for a special event like retirement.

DISTRIBUTIONS FROM ROTH IRAS

Distributions include withdrawals from your contract, surrender of your contract and annuity payments from your contract. Death benefits are also distributions.

You must keep your own records of regular and conversion contributions to all Roth IRAs to assure appropriate taxation. You may have to file information on your contributions to and distributions from any Roth IRA on your tax return. You may have to retain all income tax returns and records pertaining to such contributions and distributions until your interests in all Roth IRAs are distributed.

Like traditional IRAs, taxable distributions from a Roth IRA are not entitled to special favorable ten-year averaging and long-term capital gain treatment available in limited cases to certain distributions from qualified plans.

The following distributions from Roth IRAs are free of income tax:

o    rollovers from a Roth IRA to another Roth IRA;

o    direct transfers from a Roth IRA to another Roth IRA;

o    qualified distributions from a Roth IRA; and

o    return of excess contributions or amounts recharacterized to a traditional
     IRA.

You may roll over amounts from one Roth IRA to another Roth IRA if you complete the transaction within 60 days of when you receive the funds. This can be accomplished on a completely tax-free basis. However, you may make Roth IRA to Roth IRA rollover transactions only once in any 12-month period for the same funds. Trustee-to-trustee or custodian-to-custodian direct transfers can be made more frequently than once a year.

The surviving spouse beneficiary of a deceased individual can roll over or directly transfer an inherited Roth IRA to one or more other Roth IRAs. In some cases, Roth IRAs can be transferred on a tax-free basis between spouses or former spouses as a result of a court-ordered divorce or separation decree.

QUALIFIED DISTRIBUTIONS FROM ROTH IRAS. Qualified distributions from Roth IRAs made because of one of the following four qualifying events or reasons are not includable in income:

o    you are age 59-1/2 or older; or

o    you die; or

o    you become disabled (special federal income tax definition); or

o your distribution is a "qualified first-time homebuyer distribution" (special federal income tax definition; $10,000 lifetime total limit for these distributions from all of your traditional and Roth IRAs).

You also have to meet a five-year aging period. A qualified distribution is any distribution made after the five-taxable-year period beginning with the first taxable year for which you made any contribution to any Roth IRA (whether or not the one from which the distribution is being made).



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NONQUALIFIED DISTRIBUTIONS FROM ROTH IRAS. Nonqualified distributions from Roth IRAs are distributions that do not meet both the qualifying event and five-year aging period tests described above. If you receive such a distribution, part of it may be taxable. For purposes of determining the correct tax treatment of distributions (other than the withdrawal of excess contributions and the earnings on them), there is a set order in which contributions (including conversion contributions) and earnings are considered to be distributed from your Roth IRA. The order of distributions is as follows:


(1)  Regular contributions.

(2) Conversion contributions, on a first-in-first-out basis (generally, total conversions from the earliest year first). These conversion contributions are taken into account as follows:

     (a) Taxable portion (the amount required to be included in gross income because of conversion) first, and then the

     (b)   Nontaxable portion.

(3)  Earnings on contributions.

Rollover contributions from other Roth IRAs are disregarded for this purpose.

To determine the taxable amount distributed, distributions and contributions are aggregated or grouped together as follows:

(1) All distributions made during the year from all Roth IRAs you maintain -- with any custodian or issuer -- are added together.

(2) All regular contributions made during and for the year (contributions made after the close of the year, but before the due date of your return) are added together. This total is added to the total undistributed regular contributions made in prior years.


(3)  All conversion contributions made during the year are added together.


Any recharacterized contributions that end up in a Roth IRA are added to the appropriate contribution group for the year that the original contribution would have been taken into account if it had been made directly to the Roth IRA.

Any recharacterized contribution that ends up in an IRA other than a Roth IRA is disregarded for the purpose of grouping both contributions and distributions. Any amount withdrawn to correct an excess contribution (including the earnings withdrawn) is also disregarded for this purpose.


REQUIRED MINIMUM DISTRIBUTIONS DURING LIFE

Lifetime required minimum distributions do not apply.

REQUIRED MINIMUM DISTRIBUTIONS AT DEATH

Same as traditional IRA under "What are the required minimum distribution payments after you die?", assuming death before the Required Beginning Date.

PAYMENTS TO A BENEFICIARY AFTER YOUR DEATH

Distributions to a beneficiary generally receive the same tax treatment as if the distribution had been made to you.

BORROWING AND LOANS ARE PROHIBITED TRANSACTIONS

Same as traditional IRA.

EARLY DISTRIBUTION PENALTY TAX

Same as traditional IRA.

TAX-SHELTERED ANNUITY CONTRACTS (TSAS)

GENERAL

This section of this prospectus reflects our current understanding of some of the special federal income tax rules applicable to annuity contracts used to fund employer plans under Section 403(b) of the Internal Revenue Code. We refer to these contracts as "403(b) annuity contracts" or "Tax Sheltered Annuity contracts (TSAs)". If the rules are the same as those that apply to another kind of contract, for example, traditional IRA contracts, we will refer you to the same topic under "traditional IRAs."

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The disclosure generally assumes that the TSA has 403(b) contract status or qualifies as a 403(b) contract. Due to Internal Revenue Service and Treasury regulatory changes in 2007 which became fully effective on January 1, 2009, contracts issued prior to 2009 which qualified as 403(b) contracts under the rules at the time of issue may lose their status as 403(b) contracts or have the availability of transactions under the contract restricted as of January 1, 2009 unless the individual's employer or the individual takes certain actions. Please consult your tax adviser regarding the effect of these rules (which may vary depending on the owner's employment status plan participation status and when and how the contract was acquired) on your personal situation.
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FINAL REGULATIONS UNDER SECTION 403(B)

In 2007, the IRS and the Treasury Department published final Treasury Regulations under Section 403(b) of the Code (2007 Regulations). As a result, there are significant revisions to the establishment and operation of plans and arrangements under Section 403(b) of the Code, and the contracts issued to fund such plans. These rules became fully effective on January 1, 2009, but various transition rules apply beginning in 2007. There are a number of uncertainties regarding the application of these rules. The 2007 Regulations raise a number of questions as to the effect of the 2007 Regulations on 403(b) TSA contracts issued prior to the effective date of the 2007 Regulations. The IRS has issued guidance intended to clarify some of these questions, and may issue further guidance in future years.

PERMISSIBLE INVESTMENTS. The 2007 Regulations retain the rule that there are generally two types of investments available to fund 403(b) plans -- an annuity contract under Section 403(b)(1) of the Internal Revenue Code or a custodial account that invests only in mutual funds and which is treated as an annuity contract under Section 403(b)(7) of the Code. Both types of 403(b) funding vehicles qualify for tax deferral.

EMPLOYER PLAN REQUIREMENT. The thrust of the 2007 Regulations is to require a written plan document for section 403(b) plans. The 2007 Regulations require employers sponsoring 403(b) plans as of January 1, 2009 to have a written plan designating administrative responsibilities for various functions under the plan, and the plan in operation must conform to the plan terms.

As part of this process, the sponsoring employer designates the insurance companies or mutual fund companies to which it will make contributions to purchase 403(b) annuity contracts or 403(b)(7) custodial accounts under its 403(b) plan. These companies are typically referred to as "approved providers" or "approved vendors" under



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the employer's 403(b) plan, although such terms are not used in the 2007 Regulations. If AXA Equitable is not an approved provider under an employer's 403(b) plan, active participants in that employer's plan may have to transfer funds from their EQUI-VEST(R) TSA contracts to another 403(b) plan funding vehicle in a contract exchange under the same plan in order to retain 403(b) status for those funds.

ALTHOUGH IT IS NOT CLEAR UNDER THE 2007 REGULATIONS, IT APPEARS THAT (I) ANNUITY CONTRACTS ISSUED TO EMPLOYEES TERMINATING EMPLOYMENT OR RETIRING FROM SERVICE WITH THE EMPLOYER WHICH PROVIDED THE FUNDS MAY NOT BE CONSIDERED AS 403(B) ANNUITY CONTRACTS IF NO LONGER PART OF THE EMPLOYER'S PLAN, OR (II) EVEN IF SUCH CONTRACTS RETAIN 403(B) STATUS (SO THAT AMOUNTS CAN BE ROLLED OVER INTO ANOTHER ELIGIBLE RETIREMENT PLAN WHICH AGREES TO ACCEPT THE FUNDS), TRANSACTIONS MAY BE LIMITED. FOR THIS REASON YOU SHOULD DISCUSS WITH YOUR TAX ADVISER WHETHER YOU SHOULD PURCHASE AN EQUI-VEST(R) AT RETIREMENT(SM) TSA CONTRACT OR RETAIN A PREVIOUSLY-PURCHASED CONTRACT, OR INSTEAD ROLL IT OVER INTO ANOTHER ELIGIBLE RETIREMENT PLAN WHICH WILL ACCEPT THE FUNDS, SUCH AS A TRADITIONAL IRA.

LIMITATIONS ON INDIVIDUAL INITIATED DIRECT TRANSFERS. The 2007 Regulations revoke Revenue Ruling 90-24 (Rev. Rul. 90-24), effective January 1, 2009. Prior to the 2007 Regulations, Rev. Rul. 90-24 had permitted individual-initiated, tax-free direct transfers of funds from one 403(b) contract to another, without reportable taxable income to the individual. Under the 2007 Regulations and other IRS published guidance, direct transfers made after September 24, 2007 may still be permitted with plan or employer approval as described below.

EFFECT OF THE 2007 REGULATIONS ON CONTRIBUTIONS TO THE EQUI-VEST(R) AT RETIREMENT(SM) TSA CONTRACT

Because the EQUI-VEST(R) At Retirement(SM) TSA contract (i) was designed to be purchased through an individual-initiated, Rev. Rul. 90-24 tax-free direct transfer of funds from one 403(b) arrangement to another and (ii) does not accept employer-remitted contributions, contributions to an EQUI-VEST(R) At Retirement(SM) TSA contract are extremely limited as described below. EQUI-VEST(R) At Retirement(SM) TSA contracts issued pursuant to a Rev. Rul. 90-24 direct transfer where applications and all transfer paperwork were received by our processing office in good order prior to September 25, 2007 are generally "grandfathered" as to 403(b) status. However, future transactions such as loans and distributions under such "grandfathered" contracts may result in adverse tax consequences to the owner unless the contracts are or become part of the employer's 403(b) plan, or the employer enters into an information sharing agreement with us.

DIRECT TRANSFER CONTRIBUTIONS

A tax-free direct transfer occurs when changing the 403(b) plan funding vehicle, even if there is no distributable event. Under a direct transfer a plan participant does not receive a distribution.

The 2007 Regulations provide for two types of direct transfers between 403(b) funding vehicles: "plan-to-plan transfers" and "contract exchanges within the same 403(b) plan". 403(b) plans do not have to offer these options. A "plan-to-plan transfer" must meet the following conditions: (i) both the source 403(b) plan and the recipient 403(b) plan permit plan-to-plan transfers; (ii) the transfer from one 403(b) plan to another 403(b) plan is made for a participant (or beneficiary of a deceased participant) who is an employee or former employee of the employer sponsoring the recipient 403(b) plan; (iii) immediately after the transfer the accumulated benefit of the participant (or beneficiary) whose assets are being transferred is at least equal to the participant's (or beneficiary's) accumulated benefit immediately before the transfer; (iv) the recipient 403(b) plan imposes distribution restrictions on transferred amounts at least as stringent as those imposed under the source 403(b) plan; and (v) if the plan-to-plan transfer is not a complete transfer of the participant's (or beneficiary's) interest in the source 403(b) plan, the recipient 403(b) plan treats the amount transferred as a continuation of a pro rata portion of the participant's (or beneficiary's) interest in the source 403(b) plan (for example with respect to the participant's interest in any after-tax employee contributions).

A "contract exchange within the same 403(b) plan" must meet the following conditions: (i) the 403(b) plan under which the contract is issued must permit contract exchanges; (ii) immediately after the exchange the accumulated benefit of the participant (or beneficiary of a deceased participant) is at least equal to the participant's (or beneficiary's) accumulated benefit immediately before the exchange (taking into account the accumulated benefit of that participant (or beneficiary) under both section 403(b) contracts immediately before the exchange); (iii) the contract issued in the exchange is subject to distribution restrictions with respect to the participant that are not less stringent than those imposed on the contract being exchanged; and (iv) the employer sponsoring the 403(b) plan and the issuer of the contract issued in the exchange agree to provide each other with specified information from time to time in the future ("an information sharing agreement"). The shared information is designed to preserve the requirements of Section 403(b), primarily to comply with loan requirements, hardship withdrawal rules, and distribution restrictions.

We currently do not offer a 403(b) contract for a beneficiary of a deceased participant as discussed above.

SPECIAL RULE FOR ROLLOVER OR DIRECT TRANSFER CONTRIBUTIONS AFTER AGE 70-1/2. The amount of any direct transfer contributions made to a 403(b) annuity contract must be net of the required minimum distribution for the tax year in which the contract is issued if the owner is at least age 70-1/2 in the calendar year the contribution is made, and has retired from service with the employer who sponsored the plan or provided the funds to purchase the 403(b) annuity contract which is the source of the contribution.

DISTRIBUTIONS FROM TSAS

GENERAL. Certain amounts under a 403(b) TSA contract may be restricted from withdrawal but these restrictions do not apply after severance from employment with the employer who provided the funds to purchase the contract. The EQUI-VEST(R) At Retirement(SM) TSA contract is available for purchase only to TSA participants who are no longer employed with the employer who provided the funds for the purchase of the original EQUI-VEST(R) TSA contract. Prior to the 2007 Regulations, restrictions on distributions which generally apply to certain amounts in TSAs did not apply to loans, withdrawals or other payments for such severed-from-employment individuals. Generally, after the 2007 Regulations, employer or plan administrator consent is required for loan, withdrawal or distribution transactions under a 403(b) annuity contract. It is not clear how the 2007 Regulations affect post-separation from service contract withdrawals from the EQUI-VEST(R) At Retirement(SM) TSA. Processing of a requested transaction will not be completed pending receipt of information required to process the transaction under an information sharing agreement between AXA Equitable and the employer sponsoring the plan.



47  TAX INFORMATION

TAX TREATMENT OF DISTRIBUTIONS. Amounts held under TSAs are generally not subject to federal income tax until benefits are distributed. Distributions include withdrawals from your TSA contract and annuity payments from your TSA contract. Death benefits paid to a beneficiary are also taxable distributions. Unless an exception applies, amounts distributed from TSAs are includable in gross income as ordinary income. (For example, there is a limited exclusion from gross income for distributions used to pay qualified health insurance premiums of an eligible retired public safety officer from eligible governmental employer 403(b) plans.) Distributions from TSAs may be subject to 20% federal income tax withholding. See "Federal and state income tax withholding and information reporting" later in this section. In addition, TSA distributions may be subject to additional tax penalties.

If you have made after-tax contributions, you will have a tax basis in your TSA contract, which will be recovered tax-free. Since we currently do not accept after-tax funds, we do not track your investment in the contract, if any. We will report all distributions from this TSA as fully taxable. It is your responsibility to determine how much of the distribution is taxable. EQUI-VEST(R)At Retirement(SM) TSA is not available if you have made designated Roth contributions to your original EQUI-VEST(R) TSA contract.

DISTRIBUTIONS BEFORE ANNUITY PAYMENTS BEGIN. On a total surrender, the amount received in excess of the investment in the contract is taxable. The amount of any partial distribution from a TSA prior to the annuity starting date is generally taxable, except to the extent that the distribution is treated as a withdrawal of after-tax contributions. Distributions are normally treated as pro rata withdrawals of any after-tax contributions and earnings on those contributions.

ANNUITY PAYMENTS. Guaranteed annual withdrawals that are continued after your account value goes to zero under a supplementary life annuity contract, as discussed under "Guaranteed withdrawal benefit for life ("GWBL")" in "Contract features and benefits" earlier in this prospectus, as well as other annuitization payments that are based on the annuitant's life or life expectancy, are considered annuity payments for tax purposes. If you elect an annuity payout option, you will recover any investment in the contract as each payment is received by dividing the investment in the contract by an expected return determined under an IRS table prescribed for qualified annuities. The amount of each payment not excluded from income under this exclusion ratio is fully taxable. The full amount of the payments received after your investment in the contract is recovered is fully taxable. If you (and your beneficiary under a joint and survivor annuity) die before recovering the full investment in the contract, a deduction is allowed on your (or your beneficiary's) final tax return.

PAYMENTS TO A BENEFICIARY AFTER YOUR DEATH. Death benefit distributions from a TSA generally receive the same tax treatment as distributions during your lifetime. In some instances, distributions from a TSA made to your surviving spouse may be rolled over to a traditional IRA or other eligible retirement plan. A surviving spouse might also be eligible to roll over a TSA death benefit to a Roth IRA in a taxable conversion rollover. A non-spousal death beneficiary may be able to directly roll over death benefits to a new inherited IRA under certain circumstances.

EFFECT OF 2007 REGULATIONS ON LOANS FROM TSAS. As a result of the 2007 Regulations loans are not available without employer or plan administrator approval. Loan processing may be delayed pending receipt of information required to process the loan under an information sharing agreement. Processing of a loan request will not be completed pending receipt of information required to process the transaction under an information sharing agreement between AXA Equitable and the employer sponsoring the plan.


If loans are available:

You may take loans from a TSA unless you have elected GWBL. However, particularly if you have recently been severed from employment, you may need to consult with your former employer concerning loan balance history in order to take a loan from the EQUI-VEST(R) At Retirement(SM) TSA contract.

Loans are generally not treated as a taxable distribution. If the amount of the loan exceeds permissible limits under federal income tax rules when made, the amount of the excess is treated (solely for tax purposes) as a taxable distribution. Additionally, if the loan is not repaid at least quarterly, amortizing (paying down) interest and principal, the amount not repaid when due will be treated as a taxable distribution. The entire unpaid balance of the loan, including unpaid interest, is includable in income in the year of the default.

TSA loans are subject to federal income tax limits and may also be subject to the limits of the plan from which the funds came. Federal income tax rule requirements apply even if the plan is not subject to ERISA. For example, loans offered by TSAs are subject to the following conditions:

o The amount of a loan to a participant, when combined with all other loans to the participant from all qualified plans of the employer, cannot exceed the lesser of:

o The amount of a loan to a participant, when combined with all other loans to the participant from all qualified plans of the employer, cannot exceed the lesser of (1) the greater of $10,000 or 50% of the participant's nonforfeitable accrued benefits and (2) $50,000 reduced by the excess (if any) of the highest outstanding loan balance over the previous twelve months over the outstanding loan balance of plan loans on the date the loan was made. Governmental employer EDC plans and 403(b) plans are included in "all qualified plans of the employer" for this purpose. Also, for the purposes of calculating any subsequent loans which may be made under any plan of the same employer, a defaulted loan is treated as still outstanding even after the default is reported to the IRS. The amount treated as outstanding (which limits any subsequent loan) includes interest on the unpaid balance.

o In general, the term of the loan cannot exceed five years unless the loan is used to acquire the participant's primary residence. EQUI-VEST(R) At Retirement(SM) TSA contracts have a term limit of 10 years for loans used to acquire the participant's primary residence.

o All principal and interest must be amortized in substantially level payments over the term of the loan, with payments being made at least quarterly. In very limited circumstances, the repayment obligation may be temporarily suspended during a leave of absence.

The amount borrowed with respect to an EQUI-VEST(R) At Retirement(SM) contract and not repaid may be treated as a distribution if:

o    the loan does not qualify under the conditions above; or

o    the participant fails to repay the interest or principal when due.

                                                             TAX INFORMATION  48

In this case, the participant may have to include the unpaid amount due as ordinary income. In addition, the 10% early distribution penalty tax may apply. The amount of the unpaid loan balance is reported to the IRS on Form 1099-R as a distribution.


TAX-DEFERRED ROLLOVERS AND FUNDING VEHICLE TRANSFERS. You may roll over an "eligible rollover distribution" from a 403(b) annuity contract into another eligible retirement plan which agrees to accept the rollover. The rollover may be direct rollover or one you do yourself within 60 days after you receive the distribution. To the extent rolled over, a distribution remains tax-deferred.

You may roll over a distribution from a 403(b) annuity contract to any of the following: another 403(b) plan funding vehicle, a qualified plan, a governmental employer 457(b) plan (separate accounting required) or a traditional IRA. A spousal beneficiary may also roll over death benefits as above. A non-spousal death beneficiary may be able to directly roll over death benefits to a new traditional inherited IRA under certain circumstances.

Distributions from a 403(b) annuity contract can be rolled over to a Roth IRA. Any taxable portion of the amount rolled over will be taxed at the time of the rollover.

The taxable portion of most distributions will be eligible for rollover, except as specifically excluded under federal income tax rules. Distributions that you cannot roll over generally include periodic payments for life or for a period of 10 years or more, hardship withdrawals and required minimum distributions under federal income tax rules.

Direct transfers that are: (1) contract exchanges under the same 403(b) plan,
(2) direct 403(b) plan-to-403(b) plan transfers, or (3) used to purchase permissive service credits under a retirement plan are not distributions.

REQUIRED MINIMUM DISTRIBUTIONS

Generally the same as traditional IRA with these differences:

WHEN YOU HAVE TO TAKE THE FIRST REQUIRED MINIMUM DISTRIBUTION.   The minimum
distribution rules force 403(b) plan participants to start calculating and taking annual distributions from their TSAs by a required date. Generally, you must take the first required minimum distribution for the calendar year in which you turn age 70-1/2. You may be able to delay the start of required minimum distributions for all or part of your account balance until after age 70-1/2, as follows:

o For 403(b) plan participants who have not retired from service with the employer who provided the funds for the TSA by the calendar year the participant turns age 70-1/2, the required beginning date for minimum distributions is extended to April 1 following the calendar year of retirement. (This exception is unlikely to apply as severance from employment from the employer who provided the funds to purchase the original EQUI-VEST(R) TSA contract is a condition for purchasing the EQUI-VEST(R) At Retirement(SM) TSA contract.)

o 403(b) plan participants may also delay the start of required minimum distributions to age 75 of the portion of their account value attributable to their December 31, 1986, TSA account balance, even if retired at age 70-1/2. We will know whether or not you qualify for this exception because it applies only to people who purchase their EQUI-VEST(R) At Retirement(SM) TSA contract by direct transfers. The information we have from your original EQUI-VEST(R) contract carries over.

SPOUSAL CONSENT RULES

If your original EQUI-VEST(R) TSA is subject to ERISA, your purchase of EQUI-VEST(R) At Retirement(SM) TSA contract is subject to prior spousal consent. Your spouse must sign the Conversion Acknowledgment Form. In addition, unless you elect otherwise with the written consent of your spouse, the retirement benefits payable under the plan must be paid in the form of a qualified joint and survivor annuity. A qualified joint and survivor annuity is payable for the life of the annuitant with a survivor annuity for the life of the spouse in an amount not less than one-half of the amount payable to the annuitant during his or her lifetime. In addition, if you are married, the beneficiary must be your spouse, unless your spouse consents in writing to the designation of another beneficiary.

If you are married and you die before annuity payments have begun, payments will be made to your surviving spouse in the form of a life annuity unless at the time of your death a contrary election was in effect. However, your surviving spouse may elect, before payments begin, to receive payments in any form permitted under the terms of the TSA contract and the plan of the employer who provided the funds for the TSA.

EARLY DISTRIBUTION PENALTY TAX

A penalty tax of 10% of the taxable portion of a distribution applies to distributions from a TSA before you reach age 59-1/2. This is in addition to any income tax. There are exceptions to the extra penalty tax. Some of the available exceptions to the pre-age 59-1/2 penalty tax include distributions made:

o    on or after your death; or

o    because you are disabled (special federal income tax definition); or

o to pay for certain extraordinary medical expenses (special federal income tax definition); or

o in any form of payout after you have separated from service (only if the separation occurs during or after the calendar year you reach age 55); or

o in a payout in the form of substantially equal periodic payments made at least annually over your life (or your life expectancy), or over the joint lives of you and your beneficiary (or your joint life expectancies) using an IRS-approved distribution method (only after you have separated from service at any age). We do not anticipate that Guaranteed annual payments made under the Guaranteed withdrawal benefit for life's Maximum or Customized payment plan or taken as partial withdrawals will qualify for this exception if made before age 59-1/2.



FEDERAL AND STATE INCOME TAX WITHHOLDING AND INFORMATION REPORTING

We must withhold federal income tax from distributions from annuity contracts. You may be able to elect out of this income tax withholding in some cases. Generally, we do not have to withhold if your distributions are not taxable. The rate of withholding will depend on the type of distribution and, in certain cases, the amount of your distribution. Any income tax withheld is a credit against your income tax liability. If you do not have sufficient income tax withheld or do not make sufficient estimated income tax payments, you may incur penalties under the estimated income tax rules.


49  TAX INFORMATION

You must file your request not to withhold in writing before the payment or distribution is made. Our processing office will provide forms for this purpose. You cannot elect out of withholding unless you provide us with your correct Taxpayer Identification Number and a United States residence address. You cannot elect out of withholding if we are sending the payment out of the United States.

You should note the following special situations:

o We might have to withhold and/or report on amounts we pay under a free look or cancellation.

o We are required to withhold on the gross amount of a distribution from a Roth IRA to the extent it is reasonable for us to believe that a distribution is includable in your gross income. This may result in tax being withheld even though the Roth IRA distribution is ultimately not taxable. You can elect out of withholding as described below.

Special withholding rules apply to foreign recipients and United States citizens residing outside the United States. We do not discuss these rules here in detail. However we may require additional documentation in the case of payments made to non United States persons and United States persons living abroad prior to processing any requested transaction.

Certain states have indicated that state income tax withholding will also apply to payments from the contracts made to residents. In some states, you may elect out of state withholding, even if federal withholding applies. Generally, an election out of federal withholding will also be considered an election out of state withholding. If you need more information concerning a particular state or any required forms, call our processing office at the toll-free number.



FEDERAL INCOME TAX WITHHOLDING ON PERIODIC ANNUITY PAYMENTS

We withhold differently on "periodic" and "non-periodic" payments. For a periodic annuity payment, for example, unless you specify a different marital status and number of withholding exemptions, we withhold assuming that you are married and claiming three withholding exemptions. If you do not give us your correct Taxpayer Identification Number, we withhold as if you are single with no exemptions.

Your withholding election remains effective unless and until you revoke it. You may revoke or change your withholding election at anytime.


FEDERAL INCOME TAX WITHHOLDING ON NON-PERIODIC ANNUITY PAYMENTS (WITHDRAWALS)

For a non-periodic distribution (total surrender or partial withdrawal), we generally withhold at a flat 10% rate. We apply that rate to the taxable amount in the case of nonqualified contracts, and to the payment amount in the case of traditional IRAs and Roth IRAs, where it is reasonable to assume an amount is includable in gross income.

You cannot elect out of withholding if the payment is an eligible rollover distribution from a TSA. If a non-periodic distribution from a qualified plan or TSA is not an eligible rollover distribution then the 10% withholding rate applies.


MANDATORY WITHHOLDING FROM TSA DISTRIBUTIONS

Unless the distribution is directly rolled over to another eligible retirement plan, eligible rollover distributions from TSAs are subject to mandatory 20% withholding. An eligible rollover distribution from a TSA can be rolled over to another eligible retirement plan. All distributions from a TSA are eligible rollover distributions unless they are on the following list of exceptions:

o any distributions which are required minimum distributions after age 70-1/2 or retirement from service with the employer; or

o substantially equal periodic payments made at least annually for the plan participant's life (or life expectancy) or the joint lives (or joint life expectancies) of the plan participant (and your designated beneficiary); or

o substantially equal periodic payments made for a specified period of 10 years or more; or

o    hardship withdrawals; or

o    corrective distributions that fit specified technical tax rules; or

o    loans that are treated as distributions; or

o a death benefit payment to a beneficiary who is not the plan participant's surviving spouse; or

o a qualified domestic relations order distribution to a beneficiary who is not the plan participant's current spouse or former spouse.

A death benefit payment to the plan participant's surviving spouse, or a qualified domestic relations order distribution to the plan participant's current or former spouse, may be a distribution subject to mandatory 20% withholding.



IMPACT OF TAXES TO AXA EQUITABLE

The contracts provide that we may charge Separate Account A for taxes. We do not now, but may in the future set up reserves for such taxes.


                                                             TAX INFORMATION  50

8. MORE INFORMATION



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ABOUT OUR SEPARATE ACCOUNT A

Each variable investment option is a subaccount of our Separate Account A. We established Separate Account A in 1968 under special provisions of the New York Insurance Law. These provisions prevent creditors from any other business we conduct from reaching the assets we hold in our variable investment options for owners of our variable annuity contracts. We are the legal owner of all of the assets in Separate Account A and may withdraw any amounts that exceed our reserves and other liabilities with respect to variable investment options under our contracts. For example, we may withdraw amounts from Separate Account A that represent our investments in Separate Account A or that represent fees and charges under the contracts that we have earned. The results of Separate Account A's operations are accounted for without regard to AXA Equitable's other operations. The amount of some of our obligations under the contracts is based on the assets in Separate Account A. However, the obligations themselves are obligations of AXA Equitable.

Separate Account A is registered under the Investment Company Act of 1940 and is registered and classified under that act as a "unit investment trust." The SEC, however, does not manage or supervise AXA Equitable or Separate Account A. Although Separate Account A is registered, the SEC does not monitor the activity of Separate Account A on a daily basis. AXA Equitable is not required to register, and is not registered, as an investment company under the Investment Company Act of 1940.

Each subaccount (variable investment option) within Separate Account A that is available under the contract invests solely in Class IB/B shares issued by the corresponding portfolio of its Trust.

We reserve the right subject to compliance with laws that apply:

(1) to add variable investment options to, or to remove variable investment options from, Separate Account A, or to add other separate accounts;

(2)  to combine any two or more variable investment options;

(3) to transfer the assets we determine to be the shares of the class of contracts to which the contracts belong from any variable investment option to another variable investment option;

(4) to operate Separate Account A or any variable investment option as a management investment company under the Investment Company Act of 1940 (in which case, charges and expenses that otherwise would be assessed against an underlying mutual fund would be assessed against Separate Account A or a variable investment option directly);

(5)  to deregister Separate Account A under the Investment Company Act of 1940;

(6)  to restrict or eliminate any voting rights as to Separate Account A;


(7) to cause one or more variable investment options to invest some or all of their assets in one or more other trusts or investment companies;

(8)  to close a variable investment option to new contributions or transfers;
     and

(9)  to limit the number of variable investment options which you may elect.


If the exercise of these rights results in a material change in the underlying investment of Separate Account A, you will be notified of such exercise, as required by law.


ABOUT THE TRUST

The Trust is registered under the Investment Company Act of 1940. It is classified as "open-end management investment companies," more commonly called mutual funds. The Trust issues different shares relating to each portfolio.


The Trust does not impose sales charges or "loads" for buying and selling its shares. All dividends and other distributions on the Trust's shares are reinvested in full. The Board of Trustees of the Trust may establish additional portfolios or eliminate existing portfolios at any time. More detailed information about the Trust, its portfolio investment objectives, policies, restrictions, risks, expenses, its Rule 12b-1 Plan and other aspects of its operations, appears in the prospectus for the Trust which generally accompanies this prospectus, or in its respective SAI which is available upon request.


ABOUT OUR FIXED MATURITY OPTIONS


RATES TO MATURITY AND PRICE PER $100 OF MATURITY VALUE

We can determine the amount required to be allocated to one or more fixed maturity options in order to produce specified maturity values. For example, we can tell you how much you need to allocate per $100 of maturity value.

The rates to maturity are determined weekly. The rates in the table below are illustrative only and will most likely differ from the rates applicable at time of purchase. Current rates to maturity can be obtained from TOPS or Online Account Access or your financial professional.

The rates to maturity for new allocations as of February 15, 2011 and the related price per $100 of maturity value were as shown below:

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  FIXED MATURITY
   OPTIONS WITH
     JUNE 15TH              RATE TO               PRICE
  MATURITY DATE OF       MATURITY AS OF        PER $100 OF
   MATURITY YEAR       FEBRUARY 15, 2011      MATURITY VALUE
--------------------------------------------------------------------------------
        2011               3.00%(1)              $99.03

        2012               3.00%(1)              $96.14

        2013               3.00%(1)              $93.34

        2014               3.00%(1)              $90.62

        2015               3.00%(1)              $87.98

        2016               3.00%(1)              $85.41

        2017               3.00%(1)              $82.93

        2018               3.00%(1)              $80.51
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51  MORE INFORMATION

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  FIXED MATURITY
   OPTIONS WITH
     JUNE 15TH              RATE TO               PRICE
  MATURITY DATE OF       MATURITY AS OF        PER $100 OF
   MATURITY YEAR       FEBRUARY 15, 2011      MATURITY VALUE
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        2019               3.00%(1)              $78.16

        2020               3.05%                 $75.54
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(1) Since these rates to maturity are 3%, no amounts could have been allocated to these options.


HOW WE DETERMINE THE MARKET VALUE ADJUSTMENT


We use the following procedure to calculate the market value adjustment (up or down) we make if you withdraw all of your value from a fixed maturity option before its maturity date.

(1) We determine the market adjusted amount on the date of the withdrawal as follows:

     (a) We determine the fixed maturity amount that would be payable on the maturity date, using the rate to maturity for the fixed maturity option.

     (b) We determine the period remaining in your fixed maturity option (based on the withdrawal date) and convert it to fractional years based on a 365-day year. For example, three years and 12 days becomes 3.0329.

     (c) We determine the current rate to maturity that applies on the withdrawal date to new allocations to the same fixed maturity option.

     (d) We determine the present value of the fixed maturity amount payable at the maturity date, using the period determined in (b) and the rate determined in (c).

(2)  We determine the fixed maturity amount as of the current date.

(3) We subtract (2) from the result in (1)(d). The result is the market value adjustment applicable to such fixed maturity option, which may be positive or negative.

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Your market adjusted amount is the present value of the maturity value discounted at the rate to maturity in effect for new contributions to that same fixed maturity option on the date of the calculation.
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If you withdraw only a portion of the amount in a fixed maturity option, the market value adjustment will be a percentage of the market value adjustment that would have applied if you had withdrawn the entire value in that fixed maturity option. This percentage is equal to the percentage of the value in the fixed maturity option that you are withdrawing. See Appendix II at the end of this prospectus for an example.

For purposes of calculating the rate to maturity for new allocations to a fixed maturity option (see (1)(c) above), we use the rate we have in effect for new allocations to that fixed maturity option. We use this rate even if new allocations to that option would not be accepted at that time. This rate will not be less than 3%. If we do not have a rate to maturity in effect for a fixed maturity option to which the "current rate to maturity" in (1)(c) above would apply, we will use the rate at the next closest maturity date. If we are no longer offering new fixed maturity options, the "current rate to maturity" will be determined in accordance with our procedures then in effect. We reserve the right to add up to 0.50% to the current rate in (1)(c) above for purposes of calculating the market value adjustment only.


INVESTMENTS UNDER THE FIXED MATURITY OPTIONS

Amounts allocated to the fixed maturity options are held in a "nonunitized" separate account we have established under the New York Insurance Law. This separate account provides an additional measure of assurance that we will make full payment of amounts due under the fixed maturity options. Under New York Insurance Law, the portion of the separate account's assets equal to the reserves and other contract liabilities relating to the contracts are not chargeable with liabilities from any other business we may conduct. We own the assets of the separate account, as well as any favorable investment performance on those assets. You do not participate in the performance of the assets held in this separate account. We may, subject to state law that applies, transfer all assets allocated to the separate account to our general account. We guarantee all benefits relating to your value in the fixed maturity options, regardless of whether assets supporting fixed maturity options are held in a separate account or our general account.

We have no specific formula for establishing the rates to maturity for the fixed maturity options. We expect the rates to maturity for the fixed maturity options to be influenced by, but not necessarily correspond to, among other things, the yields that we can expect to realize on the separate account's investments from time to time. Our current plans are to invest in fixed-income obligations, including corporate bonds, mortgage-backed and asset-backed securities, and government and agency issues having durations in the aggregate consistent with those of the fixed maturity options.

Although the above generally describes our plans for investing the assets supporting our obligations under the fixed maturity options under the contracts, we are not obligated to invest those assets according to any particular plan except as we may be required to by state insurance laws. We will not determine the rates to maturity we establish by the performance of the nonunitized separate account.



ABOUT THE GENERAL ACCOUNT


This contract is offered to customers through various financial institutions, brokerage firms and their affiliate insurance agencies. No financial institution, brokerage firm or insurance agency has any liability with respect to a contract's account value or any guaranteed benefits with which the contract was issued. AXA Equitable is solely responsible to the contract owner for the contract's account value and such guaranteed benefits. The general obligations and any guaranteed benefits under the contract are supported by AXA Equitable's general account and are subject to AXA Equitable's claims paying ability. An owner should look to the financial strength of AXA Equitable for its claims paying ability. Assets in the general account are not segregated for the exclusive benefit of any particular contract or obligation. General account assets are also available to the insurer's general creditors and the conduct of its routine business activities, such as the payment of salaries, rent and other ordinary business expenses. For more information about AXA Equitable's financial strength, you may review its financial statements and/or check its current rating with one or more of the independent sources that rate insurance companies for their financial strength and stability. Such ratings are subject to change and have no bearing on the performance of the variable investment options. You may also speak with your financial representative.


The general account is subject to regulation and supervision by the Insurance Department of the State of New York and to the insurance laws and regulations of all jurisdictions where we are authorized to do


                                                            MORE INFORMATION  52
business. Interests under the contracts in the general account have not been registered and are not required to be registered under the Securities Act of 1933 because of exemptions and exclusionary provisions that apply. The general account is not required to register as an investment company under the Investment Company Act of 1940 and it is not registered as an investment company under the Investment Company Act of 1940. The contract is a "covered security" under the federal securities laws.

We have been advised that the staff of the SEC has not reviewed the portions of this prospectus that relate to the general account. The disclosure with regard to the general account, however, may be subject to certain provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses.


DATES AND PRICES AT WHICH CONTRACT EVENTS OCCUR

We describe below the general rules for when, and at what prices, events under your contract will occur. Other portions of this prospectus describe circumstances that may cause exceptions. We generally do not repeat those exceptions below.


BUSINESS DAY

Our "business day" is generally any day the New York Stock Exchange ("NYSE") is open for regular trading and generally ends at 4:00 p.m. Eastern Time (or as of an earlier close of regular trading). A business day does not include a day on which we are not open due to emergency conditions determined by the Securities and Exchange Commission. We may also close early due to such emergency conditions. Contributions will be applied and any other transaction requests will be processed when they are received along with all the required information unless another date applies as indicated below.

o If your contribution, transfer or any other transaction request containing all the required information reaches us on any of the following, we will use the next business day:

     --   on a non-business day:

     --   after 4:00 p.m. Eastern Time on a business day; or

     --   after an early close of regular trading on the NYSE on a business day.

o A loan request under your TSA contract will be processed on the first business day of the month following the date on which the properly completed loan request form is received.

o If your transaction is set to occur on the same day of the month as the contract date and that date is the 29th, 30th or 31st of the month, then the transaction will occur on the 1st day of the next month.

o When a charge is to be deducted on a contract date anniversary that is a non-business day, we will deduct the charge on the next business day.


CONTRIBUTIONS AND TRANSFERS


o Contributions allocated to the variable investment options are invested at the unit value next determined after the receipt of the contribution.

o Contributions allocated to the guaranteed interest option will receive the crediting rate in effect on that business day for the specified time period.

o Contributions allocated to a fixed maturity option will receive the rate to maturity in effect for that fixed maturity option on that business day.

o If a fixed maturity option is scheduled to mature on June 15th and June 15th is a non-business day, that fixed maturity option will mature on the prior business day.

o Transfers to or from variable investment options will be made at the unit value next determined after the receipt of the transfer request.

o Transfers to a fixed maturity option will receive the rate to maturity in effect for that fixed maturity option on that business day.

o Transfers to the guaranteed interest option will receive the crediting rate in effect on that business day for the specified time period.

o Transfers out of a fixed maturity option will be at the market adjusted amount on that business day.

o For the fixed-dollar option, the first monthly transfer will occur on the last business day of the month in which we receive your election form at our processing office.

o For the interest sweep, the first monthly transfer will occur on the last business day of the month following the month that we receive your election form at our processing office.

o Quarterly rebalancing will be processed on a calendar year basis. Semiannual or annual rebalancing will be processed on the first business day of the month. Rebalancing will not be done retroactively.

o Requests for withdrawals or surrenders will occur on the business day that we receive the information that we require.


ABOUT YOUR VOTING RIGHTS

As the owner of the shares of the Trust we have the right to vote on certain matters involving the portfolios, such as:

o    the election of trustees;

o the formal approval of independent public accounting firms selected for the Trust; or

o any other matters described in the prospectus for the Trust or requiring a shareholders' vote under the Investment Company Act of 1940.

We will give contract owners the opportunity to instruct us how to vote the number of shares attributable to their contracts if a shareholder vote is taken. If we do not receive instructions in time from all contract owners, we will vote the shares of a portfolio for which no instructions have been received in the same proportion as we vote shares of that portfolio for which we have received instructions. We will also vote any shares that we are entitled to vote directly because of amounts we have in a portfolio in the same proportions that contract owners vote.

The Trust sells its shares to AXA Equitable separate accounts in connection with AXA Equitable's variable annuity and/or life insurance products, and to separate accounts of insurance companies, both affiliated and unaffiliated with AXA Equitable. EQ Advisors Trust also sells its shares to the trustee of a qualified plan for AXA Equitable. We currently do not foresee any disadvantages to our policyowners arising out of these arrangements. However, the Board of Trustees or Directors


53  MORE INFORMATION
of the Trust intend to monitor events to identify any material irreconcilable conflicts that may arise and to determine what action, if any, should be taken in response. If we believe that a Board's response insufficiently protects our policyowners, we will see to it that appropriate action is taken to do so.



SEPARATE ACCOUNT A VOTING RIGHTS

If actions relating to the separate account require contract owner approval, contract owners will be entitled to one vote for each unit they have in the variable investment options. Each contract owner who has elected a variable annuity payout option may cast the number of votes equal to the dollar amount of reserves we are holding for that annuity in a variable investment option divided by the annuity unit value for that option. We will cast votes attributable to any amounts we have in the variable investment options in the same proportion as votes cast by contract owners.

CHANGES IN APPLICABLE LAW

The voting rights we describe in this prospectus are created under applicable federal securities laws. To the extent that those laws or the regulations published under those laws eliminate the necessity to submit matters for approval by persons having voting rights in separate accounts of insurance companies, we reserve the right to proceed in accordance with those laws or regulations.



STATUTORY COMPLIANCE

We have the right to change your contract without the consent of any other person in order to comply with any laws and regulations that apply, including but not limited to changes in the Internal Revenue Code, in Treasury Regulations or in published rulings of the Internal Revenue Service and in Department of Labor regulations.

Any change in your contract must be in writing and made by an authorized officer of AXA Equitable. We will provide notice of any contract change.

The benefits under your contract will not be less than the minimum benefits required by any state law that applies.


ABOUT LEGAL PROCEEDINGS

AXA Equitable and its affiliates are parties to various legal proceedings. In our view, none of these proceedings would be considered material with respect to a contract owner's interest in Separate Account A, nor would any of these proceedings be likely to have a material adverse effect upon Separate Account A, our ability to meet our obligations under the contracts, or the distribution of the contracts.


FINANCIAL STATEMENTS

The financial statements of Separate Account A, as well as the consolidated financial statements of AXA Equitable, are in the SAI. The financial statements of AXA Equitable have relevance to the contracts only to the extent that they bear upon the ability of AXA Equitable to meet its obligations under the contracts. The SAI is available free of charge. You may request one by writing to our processing office or calling (800) 628-6673.


TRANSFERS OF OWNERSHIP, COLLATERAL ASSIGNMENTS, LOANS AND BORROWING

You can transfer ownership of an NQ contract at any time before annuity payments begin. We will continue to treat you as the owner until we receive written notification of any change at our processing office. You cannot assign your NQ contract as collateral or security for a loan. Loans are also not available under your NQ contract. In some cases, an assignment or change of ownership may have adverse tax consequences. See "Tax information" earlier in this prospectus.

For NQ contracts only, subject to regulatory approval, if you elected the Guaranteed minimum death benefit, Guaranteed minimum income benefit and/or GWBL ("Benefit"), generally the Benefit will automatically terminate if you change ownership of the contract or if you assign the owner's right to change the beneficiary or person to whom annuity payments will be made. However, the Benefit will not terminate if the ownership of the contract is transferred from a non-natural owner to an individual but the contract will continue to be based on the annuitant's life. Please speak with your financial professional for further information. See Appendix V later in this prospectus for any state variations with regard to terminating any benefits under your contract.

You cannot assign or transfer ownership of IRA or TSA contracts except by surrender to us. Loans are not available and you cannot assign IRA contracts as security for a loan or other obligation. Loans are generally available under a TSA contract.

For limited transfers of ownership after the owner's death see "Beneficiary continuation option" in "Payment of death benefit" earlier in this prospectus. You may direct the transfer of the values under your IRA or TSA contract to another similar arrangement under federal income tax rules.


DISTRIBUTION OF THE CONTRACTS

The contracts are distributed by AXA Advisors, LLC ("AXA Advisors"). AXA Advisors serves as a principal underwriter of Separate Account A. The offering of the contracts is intended to be continuous.


AXA Advisors is an affiliate of AXA Equitable. AXA Advisors is under the common control of AXA Financial, Inc. Its principal business address is 1290 Avenue of the Americas, New York, NY 10104. It is registered with the SEC as a broker-dealer and is a member of the Financial Industry Regulatory Authority, Inc. ("FINRA"). AXA Advisors is also a distributor for other AXA Equitable life and annuity products.

The contracts are sold by financial professionals of AXA Advisors and its affiliates. The contracts are also sold by financial professionals of unaffiliated broker-dealers that have entered into selling agreements with AXA Advisors ("Selling broker-dealers").

AXA Equitable pays compensation to AXA Advisors based on contracts sold. AXA Equitable may also make additional payments to AXA Advisors. All payments will be in compliance with all applicable FINRA rules and other laws and regulations.

Although AXA Equitable takes into account all of its distribution and other costs in establishing the level of fees and charges under its contracts, none of the compensation paid to AXA Advisors or the Selling broker-dealers discussed in this section of the prospectus are imposed as separate fees or charges under your contract. AXA Equitable, however, intends to recoup amounts it pays for distribution and other services through the fees and charges of the contract and payments it receives for providing administrative, distribution and other services to the portfolios. For information about the fees and charges under the contract, see "Fee table" and "Charges and expenses" earlier in this prospectus.

AXA ADVISORS COMPENSATION. AXA Equitable pays compensation to AXA Advisors based on contributions made on the contracts sold through AXA Advisors
("contribution-based compensation"). The



                                                            MORE INFORMATION  54
contribution-based compensation will generally not exceed 0.10% of total contributions. AXA Advisors, in turn, may pay a portion of the contribution-based compensation received from AXA Equitable to the AXA Advisors financial professional and/or the Selling broker-dealer making the sale. The compensation paid by AXA Advisors varies among financial professionals and among Selling broker-dealers. AXA Advisors also pays a portion of the compensation it receives to its managerial personnel. When a contract is sold by a Selling broker-dealer, the Selling broker-dealer, not AXA Advisors, determines the amount and type of compensation paid to the Selling broker-dealer's financial professional for the sale of the contract. Therefore, you should contact your financial professional for information about the compensation he or she receives and any related incentives, as described below.

AXA Advisors also pays its financial professionals and managerial personnel other types of compensation including service fees, expense allowance payments and health and retirement benefits. AXA Advisors also pays its financial professionals, managerial personnel and Selling broker-dealers sales bonuses (based on selling certain products during specified periods) and persistency bonuses. AXA Advisors may offer sales incentive programs to financial professionals and Selling broker-dealers who meet specified production levels for the sales of both AXA Equitable contracts and contracts offered by other companies. These incentives provide non-cash compensation such as stock options awards and/or stock appreciation rights, expense-paid trips, expense-paid education seminars and merchandise.

DIFFERENTIAL COMPENSATION. In an effort to promote the sale of AXA Equitable products, AXA Advisors may pay its financial professionals and managerial personnel a greater percentage of contribution-based compensation and/or asset-based compensation for the sale of an AXA Equitable contract than it pays for the sale of a contract or other financial product issued by a company other than AXA Equitable. This practice is known as providing "differential compensation." Differential compensation may involve other forms of compensation to AXA Advisors personnel. Certain components of the compensation paid to managerial personnel are based on whether the sales involve AXA Equitable contracts. Managers earn higher compensation (and credits toward awards and bonuses) if the financial professionals they manage sell a higher percentage of AXA Equitable contracts than products issued by other companies. Other forms of compensation provided to its financial professionals include health and retirement benefits, expense reimbursements, marketing allowances and contribution-based payments, known as "overrides." For tax reasons, AXA Advisors financial professionals qualify for health and retirement benefits based solely on their sales of AXA Equitable contracts and products sponsored by affiliates.

The fact that AXA Advisors financial professionals receive differential compensation and additional payments may provide an incentive for those financial professionals to recommend an AXA Equitable contract over a contract or other financial product issued by a company not affiliated with AXA Equitable. However, under applicable rules of FINRA, AXA Advisors financial professionals may only recommend to you products that they reasonably believe are suitable for you based on the facts that you have disclosed as to your other security holdings, financial situation and needs. In making any recommendation, financial professionals of AXA Advisors may nonetheless face conflicts of interest because of the differences in compensation from one product category to another, and because of differences in compensation among products in the same category. For more information, contact your financial professional.



55  MORE INFORMATION

9. INCORPORATION OF CERTAIN DOCUMENTS BY REFERENCE



--------------------------------------------------------------------------------


AXA Equitable's Annual Report on Form 10-K for the period ended December 31, 2010 (the "Annual Report") is considered to be part of this prospectus because it is incorporated by reference.


AXA Equitable files reports and other information with the SEC, as required by law. You may read and copy this information at the SEC's public reference facilities at Room 1580, 100 F Street, NE, Washington, DC 20549, or by accessing the SEC's website at www.sec.gov. The public may obtain information on the operation of the Public Reference Room by calling the SEC at 1-800-SEC-0330. Under the Securities Act of 1933, AXA Equitable has filed with the SEC a registration statement relating to the fixed maturity option (the "Registration Statement"). This prospectus has been filed as part of the Registration Statement and does not contain all of the information set forth in the Registration Statement.

After the date of this prospectus and before we terminate the offering of the securities under the Registration Statement, all documents or reports we file with the SEC under the Securities Exchange Act of 1934 ("Exchange Act"), will be considered to become part of this prospectus because they are incorporated by reference.

Any statement contained in a document that is or becomes part of this prospectus, will be considered changed or replaced for purposes of this prospectus if a statement contained in this prospectus changes or is replaced. Any statement that is considered to be a part of this prospectus because of its incorporation will be considered changed or replaced for the purpose of this prospectus if a statement contained in any other subsequently filed document that is considered to be part of this prospectus changes or replaces that statement. After that, only the statement that is changed or replaced will be considered to be part of this prospectus.

We file the Registration Statement and our Exchange Act documents and reports, including our Annual Report on Form 10-K and Quarterly Reports on Form 10-Q, electronically according to EDGAR under CIK No. 0000727920. The SEC maintains a website that contains reports, proxy and information statements, and other information regarding registrants that file electronically with the SEC. The address of the site is www.sec.gov.

Upon written or oral request, we will provide, free of charge, to each person to whom this prospectus is delivered, a copy of any or all of the documents considered to be part of this prospectus because they are incorporated herein. In accordance with SEC rules, we will provide copies of any exhibits specifically incorporated by reference into the text of the Exchange Act reports (but not any other exhibits). Requests for documents should be directed to AXA Equitable Life Insurance Company, 1290 Avenue of the Americas, New York, New York 10104. Attention: Corporate Secretary (telephone: (212) 554-1234). You can access our website at www.axa-equitable.com.


                             INCORPORATION OF CERTAIN DOCUMENTS BY REFERENCE  56

Appendix I: Condensed financial information



--------------------------------------------------------------------------------

The following tables show the unit values and the number of outstanding units for each variable investment option on the last business day of the periods shown. The information presented is shown for the past ten years, or from the first year the particular contracts were offered if less than ten years ago.

THE UNIT VALUES AND NUMBERS OF UNITS OUTSTANDING SHOWN BELOW ARE FOR CONTRACTS OFFERED UNDER SEPARATE ACCOUNT A WITH THE SAME DAILY ASSET CHARGE OF 1.30%. UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS OFFERED FOR THE FIRST TIME ON OR AFTER DECEMBER 31, 2010.


--------------------------------------------------------------------------------
                                         FOR THE YEARS ENDING DECEMBER 31,
                                 -----------------------------------------------
                                                2009         2010
--------------------------------------------------------------------------------
 AXA BALANCED STRATEGY
--------------------------------------------------------------------------------
  Unit value                                   $110.42      $119.94
--------------------------------------------------------------------------------
  Number of units outstanding (000's)               38          139
--------------------------------------------------------------------------------
 AXA CONSERVATIVE GROWTH STRATEGY
--------------------------------------------------------------------------------
  Unit value                                   $109.22      $117.67
--------------------------------------------------------------------------------
  Number of units outstanding (000's)                7           20
--------------------------------------------------------------------------------
 AXA CONSERVATIVE STRATEGY
--------------------------------------------------------------------------------
  Unit value                                   $105.43      $111.64
--------------------------------------------------------------------------------
  Number of units outstanding (000's)                3           10
--------------------------------------------------------------------------------



I-1 APPENDIX I: CONDENSED FINANCIAL INFORMATION

Appendix II: Market value adjustment example

--------------------------------------------------------------------------------


The example below shows how the market value adjustment would be determined and how it would be applied to a withdrawal, assuming that $100,000 was allocated on June 15, 2011 to a fixed maturity option with a maturity date of June 15, 2019 (eight years later) at a hypothetical rate to maturity of 7.00% (H), resulting in a maturity value of $171,882 on the maturity date. We further assume that a withdrawal of $50,000 is made four years later, on June 15, 2015.(a)




------------------------------------------------------------------------------------------------------------------------------------
                                                                                      HYPOTHETICAL ASSUMED RATE TO MATURITY(J)
                                                                                                  ON JUNE 15, 2015
                                                                              ------------------------------------------------------
                                                                                             5%                      9%
------------------------------------------------------------------------------------------------------------------------------------
AS OF JUNE 15, 2015 BEFORE WITHDRAWAL
------------------------------------------------------------------------------------------------------------------------------------
(1)  market adjusted amount(b)                                                            $141,389                $121,737
------------------------------------------------------------------------------------------------------------------------------------
(2)  fixed maturity amount(c)                                                             $131,104                $131,104
------------------------------------------------------------------------------------------------------------------------------------
(3)  market value adjustment: (1) - (2)                                                   $ 10,285                $ (9,367)
------------------------------------------------------------------------------------------------------------------------------------
ON JUNE 15, 2015 AFTER $50,000 WITHDRAWAL
------------------------------------------------------------------------------------------------------------------------------------
(4)  portion of market value adjustment associated with the withdrawal:                   $  3,637                $ (3,847)
    (3) x [$50,000/(1)]
------------------------------------------------------------------------------------------------------------------------------------
(5)  portion of fixed maturity associated with the withdrawal:$50,000 - (4)               $ 46,363                $ 53,847
------------------------------------------------------------------------------------------------------------------------------------
(6)  market adjusted amount (1) - $50,000                                                 $ 91,389                $ 71,737
------------------------------------------------------------------------------------------------------------------------------------
(7)  fixed maturity amount: (2) - (5)                                                     $ 84,741                $ 77,257
------------------------------------------------------------------------------------------------------------------------------------
(8)  maturity value (d)                                                                   $111,099                $101,287
------------------------------------------------------------------------------------------------------------------------------------


You should note that in this example, if a withdrawal is made when rates have increased from 7.00% to 9.00% (right column), a portion of a negative market value adjustment is realized. On the other hand, if a withdrawal is made when rates have decreased from 7.00% to 5.00% (left column), a portion of a positive market value adjustment is realized.

Notes:

 (a)   Number of days from the withdrawal date to the maturity date = D = 1,461

 (b)   Market adjusted amount is based on the following calculation:

        Maturity value     =          $171,882      where j is either 5% or 9%
       -----------------        -------------------
         (1+j)(D/365)            (1+j)(1,461/365)

 (c)   Fixed maturity amount is based on the following calculation:

        Maturity value     =            $171,882
       -----------------        --------------------
         (1+h)(D/365)            (1+0.07)(1,461/365)

 (d)   Maturity value is based on the following calculation:

       Fixed maturity amount x (1+h)(D/365)  =
         ($84,741 or $77,257) x (1+0.07)(1,461/365)



                               APPENDIX II: MARKET VALUE ADJUSTMENT EXAMPLE II-1

Appendix III: Enhanced death benefit example



--------------------------------------------------------------------------------

The death benefit under the contracts is equal to the account value or, if greater, the enhanced death benefit if elected.

The following illustrates the enhanced death benefit calculation. Assuming $100,000 is allocated to the variable investment options with no allocation to the guaranteed interest option or the fixed maturity options, no subsequent contributions, no transfers, no withdrawals and no loans under a TSA contract, the enhanced death benefit for an owner age 55 would be calculated as follows:


------------------------------------------------------------------------------------------------
   END OF
  CONTRACT                   6% ROLL-UP TO AGE 85   ANNUAL RATCHET TO AGE 85       GWBL
    YEAR     ACCOUNT VALUE       BENEFIT BASE             BENEFIT BASE         BENEFIT BASE
------------------------------------------------------------------------------------------------
      1        105,000             106,000                  105,000              105,000
------------------------------------------------------------------------------------------------
      2        115,500             112,360                  115,500              115,500
------------------------------------------------------------------------------------------------
      3        129,360             119,102                  129,360              129,360
------------------------------------------------------------------------------------------------
      4        103,488             126,248                  129,360              135,828
------------------------------------------------------------------------------------------------
      5        113,837             133,823                  129,360              142,296
------------------------------------------------------------------------------------------------
      6        127,497             141,852                  129,360              148,764
------------------------------------------------------------------------------------------------
      7        127,497             150,363                  129,360              155,232
------------------------------------------------------------------------------------------------

The account values for contract years 1 through 7 are based on hypothetical rates of return of 5.00%, 10.00%, 12.00%, (20.00)%, 10.00%, 12.00% and 0.00%.
We are using these rates solely to illustrate how the benefit is determined. The return rates bear no relationship to past or future investment results.


ANNUAL RATCHET TO AGE 85

(1) At the end of contract years 1 through 3, the death benefit is the current account value.

(2) At the end of contract years 4 through 7, the death benefit is the enhanced death benefit at the end of the prior year since it is equal to or higher than the current account value.


GREATER OF 6% ROLL-UP TO AGE 85 OR THE ANNUAL RATCHET TO AGE 85


The enhanced death benefit under this option for each year shown would be the greater of the amounts shown under the 6% Roll-Up to age 85 or the Annual Ratchet to age 85.(1)



GWBL ENHANCED DEATH BENEFIT

This example assumes no withdrawals. The GWBL Enhanced death benefit is a guaranteed minimum death benefit that is only available if you elect the Guaranteed withdrawal benefit for life. If you plan to take withdrawals during any of the first seven contract years, this illustration is of limited usefulness to you.



----------
(1) At the end of contract years 4 through 7, the death benefit will be the enhanced death benefit. At the end of contract years 1, 2 and 3, the death benefit will be the current account value.

III-1 APPENDIX III: ENHANCED DEATH BENEFIT EXAMPLE

Appendix IV: Hypothetical illustrations



--------------------------------------------------------------------------------

   ILLUSTRATION OF ACCOUNT VALUES, CASH VALUES AND CERTAIN GUARANTEED MINIMUM
                                    BENEFITS


The following tables illustrate the changes in account value, cash value and the values of the "greater of 6% Roll-Up to Age 85 or the Annual Ratchet to age 85" guaranteed minimum death benefit and the Guaranteed minimum income benefit under certain hypothetical circumstances for an EQUI-VEST(R) At Retirement(SM) contract. The table illustrates the operation of a contract based on a male, issue age 60, who makes a single $100,000 contribution and takes no withdrawals. The amounts shown are for the beginning of each contract year and assume that all of the account value is invested in portfolios that achieve investment returns at constant gross annual rates of 0% and 6% (i.e., before any investment management fees, 12b-1 fees or other expenses are deducted from the underlying portfolio assets). After the deduction of the arithmetic average of the investment management fees, 12b-1 fees and other expenses of all of the underlying portfolios (as described below), the corresponding net annual rates of return would be (2.45)%, 3.55% for the EQUI-VEST(R) At Retirement(SM) contract, at the 0% and 6% gross annual rates, respectively. These net annual rates of return reflect the trust and separate account level charges but they do not reflect the charges we deduct from your account value annually for the optional Guaranteed minimum death benefit and the Guaranteed minimum income benefit features. If the net annual rates of return did reflect these charges, the net annual rates of return would be lower; however, the values shown in the following tables reflect the following contract charges: the greater of 6% Roll-Up to age 85 and the Annual Ratchet to age 85 Guaranteed minimum death benefit charge and the Guaranteed minimum income benefit charge. The values shown under "Lifetime annual guaranteed minimum income benefit" reflect the lifetime income that would be guaranteed if the Guaranteed minimum income benefit is selected at that contract anniversary. An "N/A" in these columns indicates that the benefit is not exercisable in that year. A "0" under any of the death benefit and/or "Lifetime annual guaranteed minimum income benefit" columns indicates that the contract has terminated due to insufficient account value. However, the Guaranteed minimum income benefit has been automatically exercised and the owner is receiving lifetime payments.

With respect to fees and expenses deducted from assets of the underlying portfolios, the amounts shown in all tables reflect (1) investment management fees equivalent to an effective annual rate of 0.10%, and (2) an assumed average asset charge for all other expenses of the underlying portfolios equivalent to an effective annual rate of 0.80% and (3) 12b-1 fees equivalent to an effective annual rate of 0.25%. These rates are the arithmetic average for all portfolios that are available as investment options. In other words, they are based on the hypothetical assumption that account values are allocated equally among the variable investment options. The actual rates associated with any contract will vary depending upon the actual allocation of contract values among the investment options. These rates do not reflect expense limitation arrangements in effect with respect to certain of the underlying portfolios as described in the footnotes to the fee table for the underlying portfolios in "Fee table" earlier in this prospectus. With these arrangements, the charges shown above would be lower. This would result in higher values than those shown in the following tables.


Because your circumstances will no doubt differ from those in the illustrations that follow, values under your contract will differ, in most cases substantially. For new business, we will furnish you with a personalized illustration upon request.

                                    APPENDIX IV: HYPOTHETICAL ILLUSTRATIONS IV-1

VARIABLE DEFERRED ANNUITY
EQUI-VEST(R) AT RETIREMENT(SM)
$100,000 SINGLE CONTRIBUTION AND NO WITHDRAWALS
MALE, ISSUE AGE 60
BENEFITS:
     GREATER OF 6% ROLL-UP TO AGE 85 OR THE ANNUAL RATCHET TO AGE 85 GUARANTEED MINIMUM DEATH BENEFIT



---------------------------------------------------------------------------------------------------------------
                                                           GREATER OF 6%
                                                              ROLL-UP
                                                          TO AGE 85 OR THE
                                                           ANNUAL RATCHET
                                                             TO AGE 85
                                                             GUARANTEED
        CONTRACT                                            MINIMUM DEATH
  AGE     YEAR       ACCOUNT VALUE        CASH VALUE           BENEFIT        TOTAL DEATH BENEFIT
---------------------------------------------------------------------------------------------------------------
                      0%        6%        0%        6%        0%        6%         0%        6%
---------------------------------------------------------------------------------------------------------------

 60         0      100,000  100,000    100,000  100,000    100,000  100,000     100,000  100,000

 61         1       96,225  102,225     96,225  102,225    106,000  106,000     106,000  106,000

 62         2       92,463  104,449     92,463  104,449    112,360  112,360     112,360  112,360

 63         3       88,709  106,669     88,709  106,669    119,102  119,102     119,102  119,102

 64         4       84,957  108,877     84,957  108,877    126,248  126,248     126,248  126,248

 65         5       81,203  111,070     81,203  111,070    133,823  133,823     133,823  133,823

 66         6       77,441  113,240     77,441  113,240    141,852  141,852     141,852  141,852

 67         7       73,664  115,380     73,664  115,380    150,363  150,363     150,363  150,363

 68         8       69,867  117,484     69,867  117,484    159,385  159,385     159,385  159,385

 69         9       66,043  119,542     66,043  119,542    168,948  168,948     168,948  168,948

 70        10       62,186  121,548     62,186  121,548    179,085  179,085     179,085  179,085

 75        15       42,160  130,408     42,160  130,408    239,656  239,656     239,656  239,656

 80        20       20,148  136,119     20,148  136,119    320,714  320,714     320,714  320,714

 85        25            0  136,445          0  136,445          0  429,187           0  429,187

 90        30            0  133,648          0  133,648          0  429,187           0  429,187

 95        35            0  130,318          0  130,318          0  429,187           0  429,187
---------------------------------------------------------------------------------------------------------------



--------------------------------------------------------------
               LIFETIME ANNUAL        LIFETIME ANNUAL
                 GUARANTEED              GUARANTEED
                   MINIMUM                MINIMUM
               INCOME BENEFIT          INCOME BENEFIT
              ---------------         ---------------
AGE           GUARANTEED INCOME     HYPOTHETICAL INCOME
--------------------------------------------------------------
                 0%       6%             0%       6%
--------------------------------------------------------------
 60             N/A      N/A            N/A      N/A

 61             N/A      N/A            N/A      N/A

 62             N/A      N/A            N/A      N/A

 63             N/A      N/A            N/A      N/A

 64             N/A      N/A            N/A      N/A

 65             N/A      N/A            N/A      N/A

 66             N/A      N/A            N/A      N/A

 67             N/A      N/A            N/A      N/A

 68             N/A      N/A            N/A      N/A

 69             N/A      N/A            N/A      N/A

 70           10,584   10,584         10,584   10,584

 75           15,362   15,362         15,362   15,362

 80           21,841   21,841         21,841   21,841

 85           39,700   39,700         39,700   39,700

 90             N/A      N/A            N/A      N/A

 95             N/A      N/A            N/A      N/A
----------------------------------------------------------


THE HYPOTHETICAL INVESTMENT RESULTS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING INVESTMENT ALLOCATIONS MADE BY THE OWNER. THE ACCOUNT VALUE, CASH VALUE AND GUARANTEED BENEFITS FOR A POLICY WOULD BE DIFFERENT FROM THE ONES SHOWN IF THE ACTUAL GROSS RATE OF INVESTMENT RETURN AVERAGED 0% OR 6% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THE AVERAGE FOR INDIVIDUAL POLICY YEARS. WE CAN MAKE NO REPRESENTATION THAT THESE HYPOTHETICAL INVESTMENT RESULTS CAN BE ACHIEVED FOR ANY ONE YEAR OR CONTINUED OVER ANY PERIOD OF TIME. IN FACT, FOR ANY GIVEN PERIOD OF TIME, THE INVESTMENT RESULTS COULD BE NEGATIVE.


IV-2 APPENDIX IV: HYPOTHETICAL ILLUSTRATIONS

Appendix V: State contract availability and/or variations of certain features and benefits


--------------------------------------------------------------------------------
The following information is a summary of the states where the EQUI-VEST(R) At Retirement(SM) contract or certain features and/or benefits are either not available as of the date of this prospectus or vary from the contract's features and benefits as previously described in this prospectus.



STATES WHERE CERTAIN EQUI-VEST(R) AT RETIREMENT(SM) FEATURES AND/OR BENEFITS ARE NOT AVAILABLE OR VARY:



------------------------------------------------------------------------------------------------------------------------------------
 STATE         FEATURES AND BENEFITS                                    AVAILABILITY OR VARIATION
------------------------------------------------------------------------------------------------------------------------------------
CALIFORNIA     See "Contract features and benefits"--"Your right to     If you reside in the state of California and you are age 60
               cancel within a certain number of days"                  and older at the time the contract is issued, you may return your variable annuity contract within 30 days from the date that you receive it and receive a refund as described below.

                                                                        If you allocate your entire initial contribution to the
                                                                        EQ/Money Market option (and/or guaranteed interest option), the amount of your refund will be equal to your contribution less interest, unless you make a transfer, in which case the amount of your refund will be equal to your account value on the date we receive your request to cancel at our processing office. This amount could be less than your initial
                                                                        contribution. If you allocate any portion of your initial
                                                                        contribution to the variable investment options (other than the EQ/Money Market option) and/or fixed maturity options, your refund will be equal to your account value on the date we receive your request to cancel at our processing office.
------------------------------------------------------------------------------------------------------------------------------------
DELAWARE       See "Contract features and benefits"--"Fixed maturity    Fixed maturity options are not available.
               options"
------------------------------------------------------------------------------------------------------------------------------------
KANSAS         See "Payment of death benefit"--"Your beneficiary and    The default beneficiary must be the owner's estate.
               payment benefit"
------------------------------------------------------------------------------------------------------------------------------------
NORTH DAKOTA   See "Your right to cancel within a certain number        To exercise this cancellation right you must mail the
               of days"                                                 contract, with a signed letter of instructions electing this right, to our processing office within 20 days after you
                                                                        receive it.
------------------------------------------------------------------------------------------------------------------------------------
PENNSYLVANIA   See "Contract features and benefits"--"Fixed maturity    Fixed maturity options are not available.
               options"

               See "Accessing your money"-- "Loans under TSA con-       Taking a loan in excess of the Internal Revenue Code limits
               tracts"                                                  may result in adverse tax consequences. Please consult your tax adviser before taking a loan that exceeds the Internal
                                                                        Revenue Code limits.
------------------------------------------------------------------------------------------------------------------------------------
PUERTO RICO    See "Taxation of nonqualified annuities" under "Tax      Income from NQ contracts we issue is U.S. source. A Puerto
               information."                                            Rico resident is subject to U.S. taxation on such U.S.
                                                                        source income. Only Puerto Rico source income of Puerto Rico residents is excludable from U.S. taxation. Income from NQ contracts is also subject to Puerto Rico tax. The
                                                                        calculation of the taxable portion of amounts distributed
                                                                        from a contract may differ in the two jurisdictions.
                                                                        Therefore, you might have to file both U.S. and Puerto Rico tax returns, showing different amounts of income from the
                                                                        contract for each tax return. Puerto Rico generally provides a credit against Puerto Rico tax for U.S. tax paid.
                                                                        Depending on your personal situation and the timing of the different tax liabilities, you may not be able to take full advantage of this credit.
------------------------------------------------------------------------------------------------------------------------------------

                    APPENDIX V: STATE CONTRACT AVAILABILITY AND/OR VARIATIONS OF
                                               CERTAIN FEATURES AND BENEFITS V-1

------------------------------------------------------------------------------------------------------------------------------------
 STATE         FEATURES AND BENEFITS                                    AVAILABILITY OR VARIATION
------------------------------------------------------------------------------------------------------------------------------------
WASHINGTON     See "Contract features and benefits"

               o   "Guaranteed interest option"                         o    The guaranteed interest option is not available.

               o   "Fixed maturity options"                             o    Fixed maturity options are not available.


               o   "Guaranteed minimum death benefit and Guaranteed     o    For the Greater of the Annual Ratchet to age 85 or
                   minimum income benefit base" -- 6% Roll-Up to             Roll-Up to age 85 death benefit, the roll up is 4%
                   age 85 (used for the Greater of the 6% Roll-Up            (instead of 6%).
                   to age 85 or the Annual Ratchet to age 85
                   enhanced death benefit AND for the Guaranteed
                   minimum income benefit

               o   "Guaranteed minimum death benefit/Guaranteed         o    The death benefit reset may only occur if the account
                   minimum income benefit roll-up benefit base               value on the contract anniversary is greater than the
                   reset."                                                   6% roll to age 85 GMIB benefit base. Both roll-up
                                                                             benefit bases get reset to the account value. The 4%
                                                                             roll-up continues on to age 85 on the reset death
                                                                             benefit.

               See "Accessing your money"--"Your annuity payout         o    The Income Manager(SM) payout annuity is not available.
               options,""Income Manager(SM) payout options"
------------------------------------------------------------------------------------------------------------------------------------


V-2 APPENDIX V: STATE CONTRACT AVAILABILITY AND/OR VARIATIONS OF CERTAIN FEATURES AND BENEFITS

Statement of additional information
--------------------------------------------------------------------------------

TABLE OF CONTENTS



                                                                            PAGE

Who is AXA Equitable?                                                          2

Calculating unit values                                                        2

Custodian and independent registered public accounting firm                    2

Distribution of the Contracts                                                  2

Financial statements                                                           2


HOW TO OBTAIN AN EQUI-VEST(SM) AT RETIREMENT(R) STATEMENT OF ADDITIONAL INFORMATION FOR SEPARATE ACCOUNT A

Call (800) 628-6673 or send this request form to:

EQUI-VEST(R) At Retirement(SM)
  P.O. Box 4956
  Syracuse, NY 13221-4956

- - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - -


Please send me an EQUI-VEST(R) At Retirement(SM) SAI for SEPARATE ACCOUNT A dated May 1, 2011.



--------------------------------------------------------------------------------
Name


--------------------------------------------------------------------------------
Address


--------------------------------------------------------------------------------
City                                            State           Zip




                                                                         e13448
                                                  EQUI-VEST(R) At Retirement(SM)

EQUI-VEST(R) At Retirement(SM)

A combination variable and fixed deferred annuity contract


STATEMENT OF ADDITIONAL INFORMATION
DATED MAY 1, 2011


AXA EQUITABLE LIFE INSURANCE COMPANY
1290 AVENUE OF THE AMERICAS
NEW YORK, NEW YORK 10104

--------------------------------------------------------------------------------

This Statement of Additional Information ("SAI") is not a prospectus. It should be read in conjunction with the related prospectus for EQUI-VEST(R) At Retirement(SM) dated May 1, 2011. That prospectus provides detailed information concerning the contracts and the variable investment options, as well as the fixed maturity options that fund the contracts. Each variable investment option is a subaccount of AXA Equitable's Separate Account A. Definitions of special terms used in the SAI are found in the prospectus.


A copy of the prospectus is available free of charge by writing the processing office (P.O. Box 4956, Syracuse, NY 13221-4956), by calling toll free, (800) 628-6673, or by contacting your financial professional.

TABLE OF CONTENTS


Who is AXA Equitable?                                         2
Calculating unit values                                       2
Custodian and independent registered public accounting firm   2
Distribution of the contracts                                 2
Financial statements                                          2



      EQUI-VEST(R) is a registered service mark and At Retirement(SM) is a service mark of AXA Equitable Life Insurance Company (AXA Equitable).
 Distributed by its affiliate, AXA Advisors, LLC, 1290 Avenue of the Americas,
                               New York, NY 10104
   Copyright 2011 AXA Equitable Life Insurance Company -- All rights reserved



                     AXA Equitable Life Insurance Company
                          1290 Avenue of the Americas
                              New York, NY 10104
                                 212-554-1234


                                                                          e13448
                                                         EQUI-VEST At Retirement

WHO IS AXA EQUITABLE?

AXA Equitable is a wholly owned subsidiary of AXA Equitable Financial Services, LLC, a holding company, which is itself a wholly owned subsidiary of AXA Financial, Inc. ("AXA Financial"). Interests in AXA Financial are held by the immediate holding company, AXA America Holdings, Inc., and the following affiliated companies: Coliseum Reinsurance Company and AXA Belgium SA. AXA SA ("AXA") holds its interest in AXA America Holdings, Inc. and Coliseum Reinsurance Company, directly and indirectly through its wholly owned subsidiary holding company, Ouidinot Participations. AXA holds its interest in AXA Belgium SA, through its wholly owned subsidiary holding company, AXA Holdings Belgium SA.


CALCULATING UNIT VALUES

Unit values are determined at the end of each "valuation period" for each of the variable investment options. A valuation period is each business day together with any consecutive preceding non-business day. The unit values for EQUI-VEST(R) may vary. The method of calculating unit values is set forth below.

The unit value for a variable investment option for any valuation period is equal to the unit value for the preceding valuation period multiplied by the "net investment factor" for the variable investment option for that valuation period. The net investment factor is:
                                    (a)
                                   ----- -c
                                    (b)
where:

(a) is the value of the variable investment option's shares of the corresponding portfolio at the end of the valuation period before giving effect to any amounts allocated to or withdrawn from the variable investment options for the valuation period. For this purpose, we use the share value reported to us by the applicable Trust. This share value is after deduction for investment advisory fees and direct expenses of such Trust.

(b) is the value of the variable investment option's shares of the corresponding portfolio at the end of the preceding valuation period (after any amounts allocated or withdrawn for that valuation period).

(c) is the daily Separate Account A asset charge for the expenses of the contracts times the number of calendar days in the valuation period, plus any charge for taxes or amounts set aside as a reserve for taxes.


CUSTODIAN AND INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

AXA Equitable is the custodian for the shares of the Trusts owned by Separate Account A.


The financial statements of the Separate Account at December 31, 2010 and for each of the two years in the period ended December 31, 2010, and the consolidated financial statements of AXA Equitable at December 31, 2010 and 2009 and for each of the three years in the period ended December 31, 2010 are included in this SAI in reliance on the reports of PricewaterhouseCoopers LLP, an independent registered public accounting firm, given on the authority of said firm as experts in auditing and accounting.


PricewaterhouseCoopers LLP provides independent audit services and certain other non-audit services to AXA Equitable as permitted by the applicable SEC independence rules, and as disclosed in AXA Equitable's Form 10-K. PricewaterhouseCoopers LLP's address is 300 Madison Avenue, New York, New York 10017.


DISTRIBUTION OF THE CONTRACTS


Pursuant to a Distribution and Servicing Agreement between AXA Advisors, AXA Equitable and certain of AXA Equitable's separate accounts, including Separate Account A, AXA Equitable paid AXA Advisors a fee of $325,380 for each of the years 2010, 2009 and 2008. AXA Equitable paid AXA Advisors, as distributor of certain contracts, including these contracts, and as the principal underwriter of several AXA Equitable separate accounts, including Separate Account A, $576,147,169 in 2010, $557,277,070 in 2009 and $677,871,467 in 2008. Of these amounts, for each of these three years, AXA Advisors retained $364,376,758, $306,063,542 and $356,304,358, respectively.



FINANCIAL STATEMENTS

The consolidated financial statements of AXA Equitable included herein should be considered only as bearing upon the ability of AXA Equitable to meet its obligations under the contracts.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

INDEX TO FINANCIAL STATEMENTS

Report of Independent Registered Public Accounting Firm..................  FSA-2
Financial Statements:
  Statements of Assets and Liabilities, December 31, 2010 ...............  FSA-3
  Statements of Operations for the Year Ended December 31, 2010 ......... FSA-51
  Statements of Changes in Net Assets for the Years Ended December 31,
   2010 and 2009 ........................................................ FSA-68
  Notes to Financial Statements ......................................... FSA-98


AXA EQUITABLE LIFE INSURANCE COMPANY

INDEX TO CONSOLIDATED FINANCIAL STATEMENTS

Report of Independent Registered Public Accounting Firm .................    F-1
   Consolidated Financial Statements:
   Consolidated Balance Sheets, December 31, 2010 and 2009 ..............    F-2
   Consolidated Statements of Earnings (Loss), Years Ended December 31,
    2010, 2009 and 2008. .................................................   F-3
   Consolidated Statements of Equity, Years Ended December 31, 2010, 2009
    and 2008. ...........................................................    F-5
   Consolidated Statements of Comprehensive Income (Loss), Years Ended
    December 31, 2010, 2009 and 2008. ....................................   F-6
   Consolidated Statements of Cash Flows, Years Ended December 31, 2010,
    2009 and 2008. ......................................................    F-7
   Notes to Consolidated Financial Statements ...........................    F-9


                                     FSA-1
                                                                          e13349

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors of
AXA Equitable Life Insurance Company
and Contractowners of Separate Account A of AXA Equitable Life Insurance Company:


In our opinion, the accompanying statements of assets and liabilities and the related statements of operations and of changes in net assets present fairly, in all material respects, the financial position of each of the separate Variable Investment Options of AXA Equitable Life Insurance Company ("AXA Equitable") Separate Account A, as listed in Note 1 to such financial statements, at December 31, 2010, and the results of each of their operations and the changes in each of their net assets for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of AXA Equitable's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of investments at December 31, 2010 by correspondence with the underlying funds' transfer agents, provide a reasonable basis for our opinion.


PricewaterhouseCoopers LLP
New York, New York
April 25, 2011

                                     FSA-2

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES

DECEMBER 31, 2010

                                                             ALL ASSET      AMERICAN CENTURY VP     AXA AGGRESSIVE
                                                            ALLOCATION*        MID CAP VALUE          ALLOCATION*
                                                            -----------     -------------------     --------------
ASSETS:
Investments in shares of The Trusts, at fair value........  $11,924,788           $472,185           $357,012,245
Receivable for The Trusts shares sold.....................       10,319                 --                     --
Receivable for policy-related transactions................           --                806                563,392
                                                            -----------           --------           ------------
  Total assets............................................   11,935,107            472,991            357,575,637
                                                            -----------           --------           ------------
LIABILITIES:
Payable for The Trusts shares purchased...................           --                806                563,392
Payable for policy-related transactions...................        8,846                 --                     --
                                                            -----------           --------           ------------
  Total liabilities.......................................        8,846                806                563,392
                                                            -----------           --------           ------------
NET ASSETS................................................  $11,926,261           $472,185           $357,012,245
                                                            ===========           ========           ============
NET ASSETS:
Accumulation Units........................................   11,926,261            472,014            357,010,451
Contracts in payout (annuitization) period................           --                 --                     --
Retained by AXA Equitable in Separate Account A...........           --                171                  1,794
                                                            -----------           --------           ------------
TOTAL NET ASSETS..........................................  $11,926,261           $472,185           $357,012,245
                                                            ===========           ========           ============
Investments in shares of The Trusts, at cost..............  $11,385,870           $430,535           $334,677,973
The Trusts shares held
 Class A..................................................           --                 --                     --
 Class B..................................................      644,446                 --             35,595,781
 Class II.................................................           --             33,394                     --

                                                             AXA BALANCED     AXA CONSERVATIVE       AXA CONSERVATIVE
                                                               STRATEGY*         ALLOCATION*         GROWTH STRATEGY*
                                                             ------------     ----------------       ----------------
ASSETS:
Investments in shares of The Trusts, at fair value........   $21,552,013        $103,215,334            $3,722,458
Receivable for The Trusts shares sold.....................           764                  --                   131
Receivable for policy-related transactions................            --              41,971                    --
                                                             -----------        ------------            ----------
  Total assets............................................    21,552,777         103,257,305             3,722,589
                                                             -----------        ------------            ----------
LIABILITIES:
Payable for The Trusts shares purchased...................            --              41,971                    --
Payable for policy-related transactions...................           764                  --                   131
                                                             -----------        ------------            ----------
  Total liabilities.......................................           764              41,971                   131
                                                             -----------        ------------            ----------
NET ASSETS................................................   $21,552,013        $103,215,334            $3,722,458
                                                             ===========        ============            ==========
NET ASSETS:
Accumulation Units........................................    21,552,007         103,214,934             3,722,271
Contracts in payout (annuitization) period................            --                  --                    --
Retained by AXA Equitable in Separate Account A...........             6                 400                   187
                                                             -----------        ------------            ----------
TOTAL NET ASSETS..........................................   $21,552,013        $103,215,334            $3,722,458
                                                             ===========        ============            ==========
Investments in shares of The Trusts, at cost..............   $20,476,056        $103,981,465            $3,550,292
The Trusts shares held
 Class A..................................................        28,594                  --                    --
 Class B..................................................     1,728,186          10,794,301               310,278
 Class II.................................................            --                  --                    --

-------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

                                     FSA-3

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2010

                                                            AXA CONSERVATIVE    AXA CONSERVATIVE-PLUS     AXA GROWTH
                                                               STRATEGY*             ALLOCATION*           STRATEGY*
                                                            ----------------    ---------------------     ----------
ASSETS:
Investments in shares of The Trusts, at fair value........     $1,475,053            $149,832,548         $1,534,858
Receivable for The Trusts shares sold.....................             52                      --                 50
Receivable for policy-related transactions................             --                  78,811                 --
                                                               ----------            ------------         ----------
  Total assets............................................      1,475,105             149,911,359          1,534,908
                                                               ----------            ------------         ----------
LIABILITIES:
Payable for The Trusts shares purchased...................             --                  78,811                 --
Payable for policy-related transactions...................             52                      --                  1
                                                               ----------            ------------         ----------
  Total liabilities.......................................             52                  78,811                  1
                                                               ----------            ------------         ----------
NET ASSETS................................................     $1,475,053            $149,832,548         $1,534,907
                                                               ==========            ============         ==========
NET ASSETS:
Accumulation Units........................................      1,475,044             149,815,438          1,534,907
Contracts in payout (annuitization) period................             --                      --                 --
Retained by AXA Equitable in Separate Account A...........              9                  17,110                 --
                                                               ----------            ------------         ----------
TOTAL NET ASSETS..........................................     $1,475,053            $149,832,548         $1,534,907
                                                               ==========            ============         ==========
Investments in shares of The Trusts, at cost..............     $1,452,045            $147,967,485         $1,435,534
The Trusts shares held
 Class A..................................................             --                      --            117,499
 Class B..................................................        131,573              15,577,147                  --

                                                                AXA MODERATE       AXA MODERATE-PLUS      AXA TACTICAL
                                                                 ALLOCATION*          ALLOCATION*         MANAGER 2000*
                                                                ------------       -----------------      -------------
ASSETS:
Investments in shares of The Trusts, at fair value........     $1,635,277,596         $822,471,110          $416,060
Receivable for The Trusts shares sold.....................                 --                   --                --
Receivable for policy-related transactions................            626,534              367,277               566
                                                               --------------         ------------          --------
  Total assets............................................      1,635,904,130          822,838,387           416,626
                                                               --------------         ------------          --------
LIABILITIES:
Payable for The Trusts shares purchased...................            396,418              367,277               552
Payable for policy-related transactions...................                 --                   --                --
                                                               --------------         ------------          --------
  Total liabilities.......................................            396,418              367,277               552
                                                               --------------         ------------          --------
NET ASSETS................................................     $1,635,507,712         $822,471,110          $416,074
                                                               ==============         ============          ========
NET ASSETS:
Accumulation Units........................................      1,628,231,390          822,426,971           416,074
Contracts in payout (annuitization) period................          7,276,322                   --                --
Retained by AXA Equitable in Separate Account A...........                 --               44,139                --
                                                               --------------         ------------          --------
TOTAL NET ASSETS..........................................     $1,635,507,712         $822,471,110          $416,074
                                                               ==============         ============          ========
Investments in shares of The Trusts, at cost..............     $1,778,699,028         $833,581,558          $387,309
The Trusts shares held
 Class A..................................................        103,651,884                   --                --
 Class B..................................................         18,001,287           79,388,366            27,318

-------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

                                     FSA-4

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2010


                                                                AXA TACTICAL          AXA TACTICAL         AXA TACTICAL
                                                                  MANAGER                MANAGER              MANAGER
                                                                    400*                  500*            INTERNATIONAL*
                                                                ------------          ------------        --------------
ASSETS:
Investments in shares of The Trusts, at fair value........        $954,164             $1,214,673            $638,040
Receivable for The Trusts shares sold.....................              --                     --                  --
Receivable for policy-related transactions................           1,055                  1,277                 641
                                                                  --------             ----------            --------
  Total assets............................................         955,219              1,215,950             638,681
                                                                  --------             ----------            --------
LIABILITIES:
Payable for The Trusts shares purchased...................           1,011                  1,277                 641
Payable for policy-related transactions...................              --                     --                  --
                                                                  --------             ----------            --------
  Total liabilities.......................................           1,011                  1,277                 641
                                                                  --------             ----------            --------
NET ASSETS................................................        $954,208             $1,214,673            $638,040
                                                                  ========             ==========            ========
NET ASSETS:
Accumulation Units........................................         954,208              1,214,620             637,967
Contracts in payout (annuitization) period................              --                     --                  --
Retained by AXA Equitable in Separate Account A...........              --                     53                  73
                                                                  --------             ----------            --------
TOTAL NET ASSETS..........................................        $954,208             $1,214,673            $638,040
                                                                  ========             ==========            ========
Investments in shares of The Trusts, at cost..............        $905,204             $1,148,204            $616,034
The Trusts shares held
 Class A..................................................              --                     --                  --
 Class B..................................................          62,227                 88,726              50,177

                                                                                                          EQ/AXA FRANKLIN
                                                            EQ/ALLIANCEBERNSTEIN   EQ/ALLIANCEBERNSTEIN      SMALL CAP
                                                               INTERNATIONAL*        SMALL CAP GROWTH*      VALUE CORE*
                                                            --------------------   --------------------   ---------------
ASSETS:
Investments in shares of The Trusts, at fair value........      $499,542,380           $323,008,900         $15,616,287
Receivable for The Trusts shares sold.....................            50,449                     --                  --
Receivable for policy-related transactions................            45,929                390,932              70,898
                                                                ------------           ------------         -----------
  Total assets............................................       499,638,758            323,399,832          15,687,185
                                                                ------------           ------------         -----------
LIABILITIES:
Payable for The Trusts shares purchased...................                --                365,676              70,898
Payable for policy-related transactions...................                --                     --                  --
                                                                ------------           ------------         -----------
  Total liabilities.......................................                --                365,676              70,898
                                                                ------------           ------------         -----------
NET ASSETS................................................      $499,638,758           $323,034,156         $15,616,287
                                                                ============           ============         ===========
NET ASSETS:
Accumulation Units........................................       497,855,734            321,044,785          15,611,136
Contracts in payout (annuitization) period................         1,783,024              1,989,371                  --
Retained by AXA Equitable in Separate Account A...........                --                     --               5,151
                                                                ------------           ------------         -----------
TOTAL NET ASSETS..........................................      $499,638,758           $323,034,156         $15,616,287
                                                                ============           ============         ===========
Investments in shares of The Trusts, at cost..............      $591,540,802           $268,884,019         $12,988,378
The Trusts shares held
 Class A..................................................        51,267,944             16,926,548                  --
 Class B..................................................         6,950,641              2,800,924           1,526,930

-------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

                                     FSA-5

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2010

                                                                                     EQ/BLACKROCK
                                                                EQ/BLACKROCK        INTERNATIONAL     EQ/BOSTON ADVISORS
                                                            BASIC VALUE EQUITY*         VALUE*          EQUITY INCOME*
                                                            -------------------     -------------     ------------------
ASSETS:
Investments in shares of The Trusts, at fair value........      $397,728,369        $260,495,547          $57,714,034
Receivable for The Trusts shares sold.....................                --                  --                   --
Receivable for policy-related transactions................           108,052              22,959              158,444
                                                                ------------        ------------          -----------
  Total assets............................................       397,836,421         260,518,506           57,872,478
                                                                ------------        ------------          -----------
LIABILITIES:
Payable for The Trusts shares purchased...................           108,052              22,959              158,444
Payable for policy-related transactions...................                --                  --                   --
                                                                ------------        ------------          -----------
  Total liabilities.......................................           108,052              22,959              158,444
                                                                ------------        ------------          -----------
NET ASSETS................................................      $397,728,369        $260,495,547          $57,714,034
                                                                ============        ============          ===========
NET ASSETS:
Accumulation Units........................................       397,717,089         260,490,517           57,711,753
Contracts in payout (annuitization) period................                --                  --                   --
Retained by AXA Equitable in Separate Account A...........            11,280               5,030                2,281
                                                                ------------        ------------          -----------
TOTAL NET ASSETS..........................................      $397,728,369        $260,495,547          $57,714,034
                                                                ============        ============          ===========
Investments in shares of The Trusts, at cost..............      $392,516,007        $281,359,094          $52,070,976
The Trusts shares held
 Class B..................................................        29,062,645          22,255,098           10,952,914

                                                                 EQ/CALVERT           EQ/CAPITAL            EQ/CAPITAL
                                                                  SOCIALLY             GUARDIAN              GUARDIAN
                                                                RESPONSIBLE*            GROWTH*             RESEARCH*
                                                                ------------          ----------            ----------
ASSETS:
Investments in shares of The Trusts, at fair value........      $22,221,451          $19,793,185          $168,820,635
Receivable for The Trusts shares sold.....................               --                6,735                    --
Receivable for policy-related transactions................           12,960                   --                34,076
                                                                -----------          -----------          ------------
  Total assets............................................       22,234,411           19,799,920           168,854,711
                                                                -----------          -----------          ------------
LIABILITIES:
Payable for The Trusts shares purchased...................           12,960                   --                34,076
Payable for policy-related transactions...................               --                6,735                    --
                                                                -----------          -----------          ------------
  Total liabilities.......................................           12,960                6,735                34,076
                                                                -----------          -----------          ------------
NET ASSETS................................................      $22,221,451          $19,793,185          $168,820,635
                                                                ===========          ===========          ============
NET ASSETS:
Accumulation Units........................................       22,060,786           19,776,657           168,793,539
Contracts in payout (annuitization) period................               --                   --                    --
Retained by AXA Equitable in Separate Account A...........          160,665               16,528                27,096
                                                                -----------          -----------          ------------
TOTAL NET ASSETS..........................................      $22,221,451          $19,793,185          $168,820,635
                                                                ===========          ===========          ============
Investments in shares of The Trusts, at cost..............      $22,115,543          $17,714,060          $176,794,601
The Trusts shares held
 Class B..................................................        3,089,310            1,505,213            13,887,842

-------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

                                     FSA-6

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2010

                                                                                                     EQ/DAVIS
                                                            EQ/COMMON STOCK      EQ/CORE BOND        NEW YORK
                                                                 INDEX*             INDEX*           VENTURE*
                                                            ---------------      ------------      -----------
ASSETS:
Investments in shares of The Trusts, at fair value........  $2,170,915,261       $127,025,290      $28,092,063
Receivable for The Trusts shares sold.....................              --             73,890               --
Receivable for policy-related transactions................         270,766                 --           42,905
                                                            --------------       ------------      -----------
  Total assets............................................   2,171,186,027        127,099,180       28,134,968
                                                            --------------       ------------      -----------
LIABILITIES:
Payable for The Trusts shares purchased...................         267,372                 --           42,905
Payable for policy-related transactions...................              --             73,890               --
                                                            --------------       ------------      -----------
  Total liabilities.......................................         267,372             73,890           42,905
                                                            --------------       ------------      -----------
NET ASSETS................................................  $2,170,918,655       $127,025,290      $28,092,063
                                                            ==============       ============      ===========
NET ASSETS:
Accumulation Units........................................   2,156,835,914        127,022,109       28,091,732
Contracts in payout (annuitization) period................      13,984,394                 --               --
Retained by AXA Equitable in Separate Account A...........          98,347              3,181              331
                                                            --------------       ------------      -----------
TOTAL NET ASSETS..........................................  $2,170,918,655       $127,025,290      $28,092,063
                                                            ==============       ============      ===========
Investments in shares of The Trusts, at cost..............  $2,411,466,558       $131,597,072      $23,105,389
The Trusts shares held
 Class A..................................................     128,802,172                 --               --
 Class B..................................................       6,308,203         13,063,908        2,885,482

                                                                EQ/EQUITY          EQ/EQUITY        EQ/FRANKLIN
                                                                500 INDEX*       GROWTH PLUS*      CORE BALANCED*
                                                              ------------       ------------      --------------
ASSETS:
Investments in shares of The Trusts, at fair value........    $799,097,280       $371,772,948       $78,747,316
Receivable for The Trusts shares sold.....................              --                 --                --
Receivable for policy-related transactions................         692,674             24,397            32,882
                                                              ------------       ------------       -----------
  Total assets............................................     799,789,954        371,797,345        78,780,198
                                                              ------------       ------------       -----------
LIABILITIES:
Payable for The Trusts shares purchased...................         692,674             24,397            32,882
Payable for policy-related transactions...................              --                 --                --
                                                              ------------       ------------       -----------
  Total liabilities.......................................         692,674             24,397            32,882
                                                              ------------       ------------       -----------
NET ASSETS................................................    $799,097,280       $371,772,948       $78,747,316
                                                              ============       ============       ===========
NET ASSETS:
Accumulation Units........................................     795,511,115        371,770,697        78,731,124
Contracts in payout (annuitization) period................       3,503,843                 --                --
Retained by AXA Equitable in Separate Account A...........          82,322              2,251            16,192
                                                              ------------       ------------       -----------
TOTAL NET ASSETS..........................................    $799,097,280       $371,772,948       $78,747,316
                                                              ============       ============       ===========
Investments in shares of The Trusts, at cost..............    $776,866,750       $349,841,159       $74,407,594
The Trusts shares held
 Class A..................................................      32,253,643                 --                --
 Class B..................................................       4,193,938         24,877,058         9,190,100

-------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

                                     FSA-7

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2010

                                                             EQ/FRANKLIN                                    EQ/GAMCO
                                                               TEMPLETON        EQ/GAMCO MERGERS &       SMALL COMPANY
                                                              ALLOCATION*          ACQUISITIONS*             VALUE*
                                                              -----------       ------------------       -------------
ASSETS:
Investments in shares of The Trusts, at fair value........    $48,732,199           $18,671,194          $341,922,230
Receivable for The Trusts shares sold.....................             --                    --                    --
Receivable for policy-related transactions................         26,672                95,543               282,115
                                                              -----------           -----------          ------------
  Total assets............................................     48,758,871            18,766,737           342,204,345
                                                              -----------           -----------          ------------
LIABILITIES:
Payable for The Trusts shares purchased...................         26,672                95,543               282,033
Payable for policy-related transactions...................             --                    --                    --
                                                              -----------           -----------          ------------
  Total liabilities.......................................         26,672                95,543               282,033
                                                              -----------           -----------          ------------
NET ASSETS................................................    $48,732,199           $18,671,194          $341,922,312
                                                              ===========           ===========          ============
NET ASSETS:
Accumulation Units........................................     48,725,237            18,663,668           341,922,312
Contracts in payout (annuitization) period................             --                    --                    --
Retained by AXA Equitable in Separate Account A...........          6,962                 7,526                    --
                                                              -----------           -----------          ------------
TOTAL NET ASSETS..........................................    $48,732,199           $18,671,194          $341,922,312
                                                              ===========           ===========          ============
Investments in shares of The Trusts, at cost..............    $44,785,525           $17,329,085          $249,027,674
The Trusts shares held
 Class A..................................................             --                    --                    --
 Class B..................................................      6,254,442             1,497,615             8,746,176

                                                                                       EQ/GLOBAL        EQ/INTERMEDIATE
                                                             EQ/GLOBAL BOND          MULTI-SECTOR          GOVERNMENT
                                                                  PLUS*                 EQUITY*           BOND INDEX*
                                                             --------------          ------------       ---------------
ASSETS:
Investments in shares of The Trusts, at fair value........     $73,540,572           $448,407,838         $98,508,733
Receivable for The Trusts shares sold.....................          17,173                     --             109,910
Receivable for policy-related transactions................              --                114,506                  --
                                                               -----------           ------------         -----------
  Total assets............................................      73,557,745            448,522,344          98,618,643
                                                               -----------           ------------         -----------
LIABILITIES:
Payable for The Trusts shares purchased...................              --                114,506                  --
Payable for policy-related transactions...................          17,173                     --             109,565
                                                               -----------           ------------         -----------
  Total liabilities.......................................          17,173                114,506             109,565
                                                               -----------           ------------         -----------
NET ASSETS................................................     $73,540,572           $448,407,838         $98,509,078
                                                               ===========           ============         ===========
NET ASSETS:
Accumulation Units........................................      73,535,392            448,383,475          98,038,817
Contracts in payout (annuitization) period................              --                     --             470,261
Retained by AXA Equitable in Separate Account A...........           5,180                 24,363                  --
                                                               -----------           ------------         -----------
TOTAL NET ASSETS..........................................     $73,540,572           $448,407,838         $98,509,078
                                                               ===========           ============         ===========
Investments in shares of The Trusts, at cost..............     $72,552,251           $394,747,015         $99,492,906
The Trusts shares held
 Class A..................................................              --                     --           7,549,436
 Class B..................................................       7,389,742             35,952,464           2,436,560

-------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

                                     FSA-8

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2010

                                                            EQ/INTERNATIONAL      EQ/INTERNATIONAL      EQ/JPMORGAN VALUE
                                                               CORE PLUS*              GROWTH*            OPPORTUNITIES*
                                                            ----------------      ----------------      -----------------
ASSETS:
Investments in shares of The Trusts, at fair value........    $148,586,946           $65,393,608           $49,156,623
Receivable for The Trusts shares sold.....................              --                    --                57,599
Receivable for policy-related transactions................         117,536                46,070                    --
                                                              ------------           -----------           -----------
  Total assets............................................     148,704,482            65,439,678            49,214,222
                                                              ------------           -----------           -----------
LIABILITIES:
Payable for The Trusts shares purchased...................         117,536                46,070                    --
Payable for policy-related transactions...................              --                    --                57,599
                                                              ------------           -----------           -----------
  Total liabilities.......................................         117,536                46,070                57,599
                                                              ------------           -----------           -----------
NET ASSETS................................................    $148,586,946           $65,393,608           $49,156,623
                                                              ============           ===========           ===========
NET ASSETS:
Accumulation Units........................................     148,586,040            65,388,036            49,132,231
Contracts in payout (annuitization) period................              --                    --                    --
Retained by AXA Equitable in Separate Account A...........             906                 5,572                24,392
                                                              ------------           -----------           -----------
TOTAL NET ASSETS..........................................    $148,586,946           $65,393,608           $49,156,623
                                                              ============           ===========           ===========
Investments in shares of The Trusts, at cost..............    $138,425,035           $53,769,209           $51,246,030
The Trusts shares held
 Advisor Class............................................              --                    --                    --
 Class B..................................................      15,450,026            10,061,269             5,018,472

                                                               EQ/LARGE CAP          EQ/LARGE CAP          EQ/LARGE CAP
                                                                CORE PLUS*          GROWTH INDEX*          GROWTH PLUS*
                                                               ------------         -------------          ------------
ASSETS:
Investments in shares of The Trusts, at fair value........     $16,127,026          $123,039,339           $240,125,355
Receivable for The Trusts shares sold.....................           4,789                24,343                 30,642
Receivable for policy-related transactions................              --                    --                     --
                                                               -----------          ------------           ------------
  Total assets............................................      16,131,815           123,063,682            240,155,997
                                                               -----------          ------------           ------------
LIABILITIES:
Payable for The Trusts shares purchased...................              --                    --                     --
Payable for policy-related transactions...................           4,789                24,343                 30,642
                                                               -----------          ------------           ------------
  Total liabilities.......................................           4,789                24,343                 30,642
                                                               -----------          ------------           ------------
NET ASSETS................................................     $16,127,026          $123,039,339           $240,125,355
                                                               ===========          ============           ============
NET ASSETS:
Accumulation Units........................................      16,083,981           123,032,943            240,110,056
Contracts in payout (annuitization) period................              --                    --                     --
Retained by AXA Equitable in Separate Account A...........          43,045                 6,396                 15,299
                                                               -----------          ------------           ------------
TOTAL NET ASSETS..........................................     $16,127,026          $123,039,339           $240,125,355
                                                               ===========          ============           ============
Investments in shares of The Trusts, at cost..............     $15,858,736          $105,626,782           $204,141,900
The Trusts shares held
 Advisor Class............................................              --                    --                     --
 Class B..................................................       2,233,938            14,381,048             14,429,576

-------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

                                     FSA-9

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2010

                                                            EQ/LARGE CAP     EQ/LARGE CAP       EQ/LORD ABBETT
                                                            VALUE INDEX*      VALUE PLUS*     GROWTH AND INCOME*
                                                            ------------     ------------     ------------------
ASSETS:
Investments in shares of The Trusts, at fair value........  $16,210,170      $818,631,392         $19,871,244
Receivable for The Trusts shares sold.....................           --            41,262                  --
Receivable for policy-related transactions................       11,059                --              14,613
                                                            -----------      ------------         -----------
  Total assets............................................   16,221,229       818,672,654          19,885,857
                                                            -----------      ------------         -----------
LIABILITIES:
Payable for The Trusts shares purchased...................       11,059                --              14,613
Payable for policy-related transactions...................           --            41,262                  --
                                                            -----------      ------------         -----------
  Total liabilities.......................................       11,059            41,262              14,613
                                                            -----------      ------------         -----------
NET ASSETS................................................  $16,210,170      $818,631,392         $19,871,244
                                                            ===========      ============         ===========
NET ASSETS:
Accumulation Units........................................   16,208,570       814,570,255          19,870,765
Contracts in payout (annuitization) period................           --         3,930,929                  --
Retained by AXA Equitable in Separate Account A...........        1,600           130,208                 479
                                                            -----------      ------------         -----------
TOTAL NET ASSETS..........................................  $16,210,170      $818,631,392         $19,871,244
                                                            ===========      ============         ===========
Investments in shares of The Trusts, at cost..............  $14,061,682      $992,472,543         $16,199,063
The Trusts shares held
 Class A..................................................           --        70,358,789                  --
 Class B..................................................    3,087,580        10,016,923           1,920,567

                                                             EQ/LORD ABBETT     EQ/MID CAP        EQ/MID CAP
                                                            LARGE CAP CORE*       INDEX*         VALUE PLUS*
                                                            ---------------    ------------     -------------
ASSETS:
Investments in shares of The Trusts, at fair value........    $40,758,358      $331,995,503      $493,759,782
Receivable for The Trusts shares sold.....................         11,806                --                --
Receivable for policy-related transactions................             --            41,791            81,808
                                                              -----------      ------------      ------------
  Total assets............................................     40,770,164       332,037,294       493,841,590
                                                              -----------      ------------      ------------
LIABILITIES:
Payable for The Trusts shares purchased...................             --            41,791            81,808
Payable for policy-related transactions...................         11,806                --                --
                                                              -----------      ------------      ------------
  Total liabilities.......................................         11,806            41,791            81,808
                                                              -----------      ------------      ------------
NET ASSETS................................................    $40,758,358      $331,995,503      $493,759,782
                                                              ===========      ============      ============
NET ASSETS:
Accumulation Units........................................     40,755,478       331,992,096       493,735,613
Contracts in payout (annuitization) period................             --                --                --
Retained by AXA Equitable in Separate Account A...........          2,880             3,407            24,169
                                                              -----------      ------------      ------------
TOTAL NET ASSETS..........................................    $40,758,358      $331,995,503      $493,759,782
                                                              ===========      ============      ============
Investments in shares of The Trusts, at cost..............    $34,151,055      $316,785,688      $436,780,163
The Trusts shares held
 Class A..................................................             --                --                --
 Class B..................................................      3,367,970        39,962,613        49,584,586

-------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

                                     FSA-10

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2010


                                                              EQ/MONEY          EQ/MONTAG &        EQ/MORGAN STANLEY
                                                               MARKET*        CALDWELL GROWTH*       MID CAP GROWTH*
                                                            ------------      ----------------     -----------------
ASSETS:
Investments in shares of The Trusts, at fair value........  $113,984,352         $40,464,772           $166,176,396
Receivable for The Trusts shares sold.....................        95,461               8,640                     --
Receivable for policy-related transactions................            --                  --                132,156
                                                            ------------         -----------           ------------
  Total assets............................................   114,079,813          40,473,412            166,308,552
                                                            ------------         -----------           ------------
LIABILITIES:
Payable for The Trusts shares purchased...................            --                  --                132,156
Payable for policy-related transactions...................       174,167               8,640                     --
                                                            ------------         -----------           ------------
  Total liabilities.......................................       174,167               8,640                132,156
                                                            ------------         -----------           ------------
NET ASSETS................................................  $113,905,646         $40,464,772           $166,176,396
                                                            ============         ===========           ============
NET ASSETS:
Accumulation Units........................................   113,191,830          40,464,647            166,171,256
Contracts in payout (annuitization) period................       713,816                  --                     --
Retained by AXA Equitable in Separate Account A...........            --                 125                  5,140
                                                            ------------         -----------           ------------
TOTAL NET ASSETS..........................................  $113,905,646         $40,464,772           $166,176,396
                                                            ============         ===========           ============
Investments in shares of The Trusts, at cost..............  $113,999,374         $33,952,734           $129,935,897
The Trusts shares held
 Class A..................................................    76,449,145                  --                     --
 Class B..................................................    37,483,866           6,608,914              9,684,557

                                                                 EQ/MUTUAL       EQ/OPPENHEIMER       EQ/PIMCO ULTRA
                                                             LARGE CAP EQUITY*       GLOBAL*            SHORT BOND*
                                                            ------------------   --------------       --------------
ASSETS:
Investments in shares of The Trusts, at fair value........      $30,621,672        $37,232,472         $146,027,132
Receivable for The Trusts shares sold.....................               --                 --               67,122
Receivable for policy-related transactions................           21,472             25,619                   --
                                                                -----------        -----------         ------------
  Total assets............................................       30,643,144         37,258,091          146,094,254
                                                                -----------        -----------         ------------
LIABILITIES:
Payable for The Trusts shares purchased...................           21,472             25,619                   --
Payable for policy-related transactions...................               --                 --               67,122
                                                                -----------        -----------         ------------
  Total liabilities.......................................           21,472             25,619               67,122
                                                                -----------        -----------         ------------
NET ASSETS................................................      $30,621,672        $37,232,472         $146,027,132
                                                                ===========        ===========         ============
NET ASSETS:
Accumulation Units........................................       30,619,509         37,232,243          146,021,070
Contracts in payout (annuitization) period................               --                 --                   --
Retained by AXA Equitable in Separate Account A...........            2,163                229                6,062
                                                                -----------        -----------         ------------
TOTAL NET ASSETS..........................................      $30,621,672        $37,232,472         $146,027,132
                                                                ===========        ===========         ============
Investments in shares of The Trusts, at cost..............      $28,357,265        $31,199,087         $145,469,819
The Trusts shares held
 Class A..................................................               --                 --               16,845
 Class B..................................................        3,477,582          3,526,471           14,649,777

-------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

                                     FSA-11

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2010

                                                            EQ/QUALITY BOND    EQ/SMALL COMPANY    EQ/T. ROWE PRICE
                                                                 PLUS*              INDEX*           GROWTH STOCK*
                                                            ---------------    ----------------    ----------------
ASSETS:
Investments in shares of The Trusts, at fair value........   $155,862,020        $194,684,520        $136,782,505
Receivable for The Trusts shares sold.....................         52,002                  --                  --
Receivable for policy-related transactions................             --             118,873             111,630
                                                             ------------        ------------        ------------
  Total assets............................................    155,914,022         194,803,393         136,894,135
                                                             ------------        ------------        ------------
LIABILITIES:
Payable for The Trusts shares purchased...................             --             118,873             111,630
Payable for policy-related transactions...................         52,002                  --                  --
                                                             ------------        ------------        ------------
  Total liabilities.......................................         52,002             118,873             111,630
                                                             ------------        ------------        ------------
NET ASSETS................................................   $155,862,020        $194,684,520        $136,782,505
                                                             ============        ============        ============
NET ASSETS:
Accumulation Units........................................    155,024,018         194,601,427         136,779,992
Contracts in payout (annuitization) period................        658,637                  --                  --
Retained by AXA Equitable in Separate Account A...........        179,365              83,093               2,513
                                                             ------------        ------------        ------------
TOTAL NET ASSETS..........................................   $155,862,020        $194,684,520        $136,782,505
                                                             ============        ============        ============
Investments in shares of The Trusts, at cost..............   $172,975,541        $163,773,754        $117,395,506
The Trusts shares held
 Class A..................................................     14,104,562                  --                  --
 Class B..................................................      4,145,855          18,505,157           6,649,423

                                                              EQ/TEMPLETON      EQ/UBS GROWTH &     EQ/VAN KAMPEN
                                                             GLOBAL EQUITY*         INCOME*           COMSTOCK*
                                                             --------------     ---------------     -------------
ASSETS:
Investments in shares of The Trusts, at fair value........     $31,442,520        $22,949,341        $23,240,856
Receivable for The Trusts shares sold.....................              --             24,079             15,875
Receivable for policy-related transactions................           7,046                 --                 --
                                                               -----------        -----------        -----------
  Total assets............................................      31,449,566         22,973,420         23,256,731
                                                               -----------        -----------        -----------
LIABILITIES:
Payable for The Trusts shares purchased...................           7,046                 --                 --
Payable for policy-related transactions...................              --             24,079             15,875
                                                               -----------        -----------        -----------
  Total liabilities.......................................           7,046             24,079             15,875
                                                               -----------        -----------        -----------
NET ASSETS................................................     $31,442,520        $22,949,341        $23,240,856
                                                               ===========        ===========        ===========
NET ASSETS:
Accumulation Units........................................      31,436,046         22,948,571         23,239,282
Contracts in payout (annuitization) period................              --                 --                 --
Retained by AXA Equitable in Separate Account A...........           6,474                770              1,574
                                                               -----------        -----------        -----------
TOTAL NET ASSETS..........................................     $31,442,520        $22,949,341        $23,240,856
                                                               ===========        ===========        ===========
Investments in shares of The Trusts, at cost..............     $27,888,854        $19,581,437        $19,167,488
The Trusts shares held
 Class A..................................................              --                 --                 --
 Class B..................................................       3,639,912          3,855,210          2,432,224

-------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

                                     FSA-12

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2010

                                                             EQ/WELLS FARGO       FIDELITY(R) VIP       FIDELITY(R) VIP
                                                            ADVANTAGE OMEGA        CONTRAFUND(R)         EQUITY-INCOME
                                                                GROWTH*              PORTFOLIO             PORTFOLIO
                                                            ---------------      ----------------      ----------------
ASSETS:
Investments in shares of The Trusts, at fair value........    $73,856,602           $16,899,422             $192,305
Receivable for The Trusts shares sold.....................             --                    --                   --
Receivable for policy-related transactions................        103,084               102,914                  912
                                                              -----------           -----------             --------
  Total assets............................................     73,959,686            17,002,336              193,217
                                                              -----------           -----------             --------
LIABILITIES:
Payable for The Trusts shares purchased...................        103,084               102,697                  912
Payable for policy-related transactions...................             --                    --                   --
                                                              -----------           -----------             --------
  Total liabilities.......................................        103,084               102,697                  912
                                                              -----------           -----------             --------
NET ASSETS................................................    $73,856,602           $16,899,639             $192,305
                                                              ===========           ===========             ========
NET ASSETS:
Accumulation Units........................................     73,828,522            16,899,639              191,773
Contracts in payout (annuitization) period................             --                    --                   --
Retained by AXA Equitable in Separate Account A...........         28,080                    --                  532
                                                              -----------           -----------             --------
TOTAL NET ASSETS..........................................    $73,856,602           $16,899,639             $192,305
                                                              ===========           ===========             ========
Investments in shares of The Trusts, at cost..............    $60,423,919           $15,974,496             $176,744
The Trusts shares held
 Class B..................................................      7,187,551                    --                   --
 Series II................................................             --                    --                   --
 Service Class 2..........................................             --               719,430               10,256
 Service Shares...........................................             --                    --                   --

                                                              FIDELITY(R) VIP      GOLDMAN SACHS VIT       INVESCO V.I.
                                                                  MID CAP               MID CAP              FINANCIAL
                                                                 PORTFOLIO             VALUE FUND          SERVICES FUND
                                                             ----------------     ------------------      -------------
ASSETS:
Investments in shares of The Trusts, at fair value........       $1,569,444             $376,899              $31,738
Receivable for The Trusts shares sold.....................               --                   --                   --
Receivable for policy-related transactions................            5,589                3,362                  111
                                                                 ----------             --------              -------
  Total assets............................................        1,575,033              380,261               31,849
                                                                 ----------             --------              -------
LIABILITIES:
Payable for The Trusts shares purchased...................            5,589                3,362                  110
Payable for policy-related transactions...................               --                   --                   --
                                                                 ----------             --------              -------
  Total liabilities.......................................            5,589                3,362                  110
                                                                 ----------             --------              -------
NET ASSETS................................................       $1,569,444             $376,899              $31,739
                                                                 ==========             ========              =======
NET ASSETS:
Accumulation Units........................................        1,569,273              376,752               31,739
Contracts in payout (annuitization) period................               --                   --                   --
Retained by AXA Equitable in Separate Account A...........              171                  147                   --
                                                                 ----------             --------              -------
TOTAL NET ASSETS..........................................       $1,569,444             $376,899              $31,739
                                                                 ==========             ========              =======
Investments in shares of The Trusts, at cost..............       $1,442,930             $342,588              $29,190
The Trusts shares held
 Class B..................................................               --                   --                   --
 Series II................................................               --                   --                5,708
 Service Class 2..........................................           48,847                   --                   --
 Service Shares...........................................               --               26,693                   --

-------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

                                     FSA-13

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2010

                                                               INVESCO V.I.         INVESCO V.I.      INVESCO V.I.
                                                            GLOBAL REAL ESTATE     INTERNATIONAL      MID CAP CORE
                                                                    FUND             GROWTH FUND        EQUITY FUND
                                                           -------------------    --------------     -------------
ASSETS:
Investments in shares of The Trusts, at fair value........      $3,634,369           $1,263,668        $1,938,372
Receivable for The Trusts shares sold.....................              --                   --                --
Receivable for policy-related transactions................          14,371                7,497             6,234
                                                                ----------           ----------        ----------
  Total assets............................................       3,648,740            1,271,165         1,944,606
                                                                ----------           ----------        ----------
LIABILITIES:
Payable for The Trusts shares purchased...................          14,272                7,497             6,234
Payable for policy-related transactions...................              --                   --                --
                                                                ----------           ----------        ----------
  Total liabilities.......................................          14,272                7,497             6,234
                                                                ----------           ----------        ----------
NET ASSETS................................................      $3,634,468           $1,263,668        $1,938,372
                                                                ==========           ==========        ==========
NET ASSETS:
Accumulation Units........................................       3,634,468            1,263,620         1,938,286
Contracts in payout (annuitization) period................              --                   --                --
Retained by AXA Equitable in Separate Account A...........              --                   48                86
                                                                ----------           ----------        ----------
TOTAL NET ASSETS..........................................      $3,634,468           $1,263,668        $1,938,372
                                                                ==========           ==========        ==========
Investments in shares of The Trusts, at cost..............      $3,561,535           $1,189,041        $1,845,695
The Trusts shares held
 Common Shares............................................              --                   --                --
 Series II................................................         273,056               44,574           157,848

                                                               INVESCO V.I.
                                                                 SMALL CAP         IVY FUNDS VIP      IVY FUNDS VIP
                                                                EQUITY FUND            ENERGY          HIGH INCOME
                                                               ------------        -------------      -------------
ASSETS:
Investments in shares of The Trusts, at fair value........       $787,568            $3,759,504        $5,681,635
Receivable for The Trusts shares sold.....................            104                    --           177,733
Receivable for policy-related transactions................             --                95,750                --
                                                                 --------            ----------        ----------
  Total assets............................................        787,672             3,855,254         5,859,368
                                                                 --------            ----------        ----------
LIABILITIES:
Payable for The Trusts shares purchased...................             --                95,635                --
Payable for policy-related transactions...................             73                    --           177,664
                                                                 --------            ----------        ----------
  Total liabilities.......................................             73                95,635           177,664
                                                                 --------            ----------        ----------
NET ASSETS................................................       $787,599            $3,759,619        $5,681,704
                                                                 ========            ==========        ==========
NET ASSETS:
Accumulation Units........................................        787,599             3,759,619         5,681,704
Contracts in payout (annuitization) period................             --                    --                --
Retained by AXA Equitable in Separate Account A...........             --                    --                --
                                                                 --------            ----------        ----------
TOTAL NET ASSETS..........................................       $787,599            $3,759,619        $5,681,704
                                                                 ========            ==========        ==========
Investments in shares of The Trusts, at cost..............       $729,623            $3,483,915        $5,606,671
The Trusts shares held
 Common Shares............................................             --               587,909         1,627,602
 Series II................................................         48,406                    --                --

-------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

                                     FSA-14

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2010

                                                            IVY FUNDS VIP      LAZARD RETIREMENT           MFS(R)
                                                              SMALL CAP         EMERGING MARKETS       INTERNATIONAL
                                                               GROWTH           EQUITY PORTFOLIO      VALUE PORTFOLIO
                                                            -------------      -----------------      ---------------
ASSETS:
Investments in shares of The Trusts, at fair value........    $267,671            $16,397,412            $6,102,087
Receivable for The Trusts shares sold.....................          --                     --                    --
Receivable for policy-related transactions................       2,174                141,697                38,081
                                                              --------            -----------            ----------
  Total assets............................................     269,845             16,539,109             6,140,168
                                                              --------            -----------            ----------
LIABILITIES:
Payable for The Trusts shares purchased...................       2,174                141,365                38,081
Payable for policy-related transactions...................          --                     --                    --
                                                              --------            -----------            ----------
  Total liabilities.......................................       2,174                141,365                38,081
                                                              --------            -----------            ----------
NET ASSETS................................................    $267,671            $16,397,744            $6,102,087
                                                              ========            ===========            ==========
NET ASSETS:
Accumulation Units........................................     267,607             16,397,744             6,101,502
Contracts in payout (annuitization) period................          --                     --                    --
Retained by AXA Equitable in Separate Account A...........          64                     --                   585
                                                              --------            -----------            ----------
TOTAL NET ASSETS..........................................    $267,671            $16,397,744            $6,102,087
                                                              ========            ===========            ==========
Investments in shares of The Trusts, at cost..............    $228,482            $16,133,959            $5,887,256
The Trusts shares held
 Common Shares............................................      25,419                     --                    --
 Service Class............................................          --                     --               395,469
 Service Shares...........................................          --                702,847                    --

                                                                                                          MFS(R)
                                                              MFS(R) INVESTORS    MFS(R) INVESTORS      TECHNOLOGY
                                                            GROWTH STOCK SERIES     TRUST SERIES        PORTFOLIO
                                                            -------------------   ----------------     -----------
ASSETS:
Investments in shares of The Trusts, at fair value........        $313,710           $1,748,014        $1,973,424
Receivable for The Trusts shares sold.....................              --                   --                --
Receivable for policy-related transactions................           1,381                7,264            22,552
                                                                  --------           ----------        ----------
  Total assets............................................         315,091            1,755,278         1,995,976
                                                                  --------           ----------        ----------
LIABILITIES:
Payable for The Trusts shares purchased...................           1,370                7,264            22,552
Payable for policy-related transactions...................              --                   --                --
                                                                  --------           ----------        ----------
  Total liabilities.......................................           1,370                7,264            22,552
                                                                  --------           ----------        ----------
NET ASSETS................................................        $313,721           $1,748,014        $1,973,424
                                                                  ========           ==========        ==========
NET ASSETS:
Accumulation Units........................................         313,721            1,748,014         1,973,263
Contracts in payout (annuitization) period................              --                   --
Retained by AXA Equitable in Separate Account A...........              --                   --               161
                                                                  --------           ----------        ----------
TOTAL NET ASSETS..........................................        $313,721           $1,748,014        $1,973,424
                                                                  ========           ==========        ==========
Investments in shares of The Trusts, at cost..............        $301,013           $1,638,085        $1,929,654
The Trusts shares held
 Common Shares............................................              --                   --                --
 Service Class............................................          29,155               87,620           296,310
 Service Shares...........................................              --                   --                --

-------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

                                     FSA-15

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2010


                                                            MFS(R) UTILITIES         MULTIMANAGER          MULTIMANAGER
                                                                 SERIES           AGGRESSIVE EQUITY*        CORE BOND*
                                                            ----------------      ------------------       -------------
ASSETS:
Investments in shares of The Trusts, at fair value........     $2,067,818            $626,784,994          $111,740,450
Receivable for The Trusts shares sold.....................             --                      --                    --
Receivable for policy-related transactions................         36,166                  97,670                12,325
                                                               ----------            ------------          ------------
  Total assets............................................      2,103,984             626,882,664           111,752,775
                                                               ----------            ------------          ------------
LIABILITIES:
Payable for The Trusts shares purchased...................         36,166                  32,987                12,325
Payable for policy-related transactions...................             --                      --                    --
                                                               ----------            ------------          ------------
  Total liabilities.......................................         36,166                  32,987                12,325
                                                               ----------            ------------          ------------
NET ASSETS................................................     $2,067,818            $626,849,677          $111,740,450
                                                               ==========            ============          ============
NET ASSETS:
Accumulation Units........................................      2,067,634             625,330,594           111,731,330
Contracts in payout (annuitization) period................             --               1,123,994                    --
Retained by AXA Equitable in Separate Account A...........            184                 395,089                 9,120
                                                               ----------            ------------          ------------
TOTAL NET ASSETS..........................................     $2,067,818            $626,849,677          $111,740,450
                                                               ==========            ============          ============
Investments in shares of The Trusts, at cost..............     $2,007,514            $680,931,358          $110,711,598
The Trusts shares held
 Class A..................................................             --              21,957,334                    --
 Class B..................................................             --               1,018,875            10,642,593
 Service Class............................................         82,878                      --                    --

                                                              MULTIMANAGER            MULTIMANAGER
                                                             INTERNATIONAL              LARGE CAP            MULTIMANAGER
                                                                EQUITY*               CORE EQUITY*         LARGE CAP VALUE*
                                                             -------------            ------------         ----------------
ASSETS:
Investments in shares of The Trusts, at fair value........    $73,087,307             $15,030,613            $57,460,903
Receivable for The Trusts shares sold.....................        132,653                   7,623                     --
Receivable for policy-related transactions................             --                      --                 21,861
                                                              -----------             -----------            -----------
  Total assets............................................     73,219,960              15,038,236             57,482,764
                                                              -----------             -----------            -----------
LIABILITIES:
Payable for The Trusts shares purchased...................             --                      --                 21,861
Payable for policy-related transactions...................        132,653                   7,623                     --
                                                              -----------             -----------            -----------
  Total liabilities.......................................        132,653                   7,623                 21,861
                                                              -----------             -----------            -----------
NET ASSETS................................................    $73,087,307             $15,030,613            $57,460,903
                                                              ===========             ===========            ===========
NET ASSETS:
Accumulation Units........................................     73,080,827              15,023,378             57,445,459
Contracts in payout (annuitization) period................             --                      --                     --
Retained by AXA Equitable in Separate Account A...........          6,480                   7,235                 15,444
                                                              -----------             -----------            -----------
TOTAL NET ASSETS..........................................    $73,087,307             $15,030,613            $57,460,903
                                                              ===========             ===========            ===========
Investments in shares of The Trusts, at cost..............    $75,776,040             $14,901,963            $53,952,999
The Trusts shares held
 Class A..................................................             --                      --                     --
 Class B..................................................      6,634,407               1,477,711              5,873,309
 Service Class............................................             --                      --                     --

-------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

                                     FSA-16

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2010

                                                              MULTIMANAGER       MULTIMANAGER         MULTIMANAGER
                                                            MID CAP GROWTH*     MID CAP VALUE*     MULTI-SECTOR BOND*
                                                            ---------------     --------------     ------------------
ASSETS:
Investments in shares of The Trusts, at fair value........    $76,175,310         $74,136,826         $122,628,964
Receivable for The Trusts shares sold.....................             --                  --               35,381
Receivable for policy-related transactions................         36,122              50,109                   --
                                                              -----------         -----------         ------------
  Total assets............................................     76,211,432          74,186,935          122,664,345
                                                              -----------         -----------         ------------
LIABILITIES:
Payable for The Trusts shares purchased...................         36,122              50,109                   --
Payable for policy-related transactions...................             --                  --               35,381
                                                              -----------         -----------         ------------
  Total liabilities.......................................         36,122              50,109               35,381
                                                              -----------         -----------         ------------
NET ASSETS................................................    $76,175,310         $74,136,826         $122,628,964
                                                              ===========         ===========         ============
NET ASSETS:
Accumulation Units........................................     76,164,756          74,121,559          122,122,932
Contracts in payout (annuitization) period................             --                  --              452,209
Retained by AXA Equitable in Separate Account A...........         10,554              15,267               53,823
                                                              -----------         -----------         ------------
TOTAL NET ASSETS..........................................    $76,175,310         $74,136,826         $122,628,964
                                                              ===========         ===========         ============
Investments in shares of The Trusts, at cost..............    $65,335,702         $60,084,642         $149,010,324
The Trusts shares held
 Class A..................................................             --                  --           23,822,031
 Class B..................................................      8,474,918           7,510,299            7,782,639



                                                                MULTIMANAGER       MULTIMANAGER       MULTIMANAGER
                                                             SMALL CAP GROWTH*   SMALL CAP VALUE*      TECHNOLOGY*
                                                             -----------------   ----------------     ------------
ASSETS:
Investments in shares of The Trusts, at fair value........      $53,029,343        $134,635,092       $126,391,816
Receivable for The Trusts shares sold.....................               --              20,163                 --
Receivable for policy-related transactions................          257,261                  --            122,847
                                                                -----------        ------------       ------------
  Total assets............................................       53,286,604         134,655,255        126,514,663
                                                                -----------        ------------       ------------
LIABILITIES:
Payable for The Trusts shares purchased...................          257,261                  --            122,847
Payable for policy-related transactions...................               --              20,163                 --
                                                                -----------        ------------       ------------
  Total liabilities.......................................          257,261              20,163            122,847
                                                                -----------        ------------       ------------
NET ASSETS................................................      $53,029,343        $134,635,092       $126,391,816
                                                                ===========        ============       ============
NET ASSETS:
Accumulation Units........................................       52,763,893         134,604,669        126,366,314
Contracts in payout (annuitization) period................               --                  --                 --
Retained by AXA Equitable in Separate Account A...........          265,450              30,423             25,502
                                                                -----------        ------------       ------------
TOTAL NET ASSETS..........................................      $53,029,343        $134,635,092       $126,391,816
                                                                ===========        ============       ============
Investments in shares of The Trusts, at cost..............      $41,138,319        $124,834,556       $ 96,917,524
The Trusts shares held
 Class A..................................................               --                  --                 --
 Class B..................................................        6,007,189          12,472,318          9,867,584

-------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

                                     FSA-17

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2010

                                                                                         PIMCO VARIABLE
                                                                                         INSURANCE TRUST
                                                                  OPPENHEIMER        COMMODITYREALRETURN(R)   TARGET 2015
                                                            MAIN STREET FUND(R)/VA     STRATEGY PORTFOLIO     ALLOCATION*
                                                            ----------------------   ----------------------   ------------
ASSETS:
Investments in shares of The Trusts, at fair value........          $52,431                 $561,276          $20,504,530
Receivable for The Trusts shares sold.....................               --                       --               35,733
Receivable for policy-related transactions................              144                    1,588                   --
                                                                    -------                 --------          -----------
  Total assets............................................           52,575                  562,864           20,540,263
                                                                    -------                 --------          -----------
LIABILITIES:
Payable for The Trusts shares purchased...................              139                    1,587                   --
Payable for policy-related transactions...................               --                       --               35,733
                                                                    -------                 --------          -----------
  Total liabilities.......................................              139                    1,587               35,733
                                                                    -------                 --------          -----------
NET ASSETS................................................          $52,436                 $561,277          $20,504,530
                                                                    =======                 ========          ===========
NET ASSETS:
Accumulation Units........................................           52,436                  561,277           20,501,076
Contracts in payout (annuitization) period................               --                       --                   --
Retained by AXA Equitable in Separate Account A...........               --                       --                3,454
                                                                    -------                 --------          -----------
TOTAL NET ASSETS..........................................          $52,436                 $561,277          $20,504,530
                                                                    =======                 ========          ===========
Investments in shares of The Trusts, at cost..............          $48,084                 $528,855          $18,440,638
The Trusts shares held
 Advisor Class............................................               --                   61,951                   --
 Class B..................................................               --                       --            2,272,043
 Service Class............................................            2,532                       --                   --

                                                                  TARGET 2025             TARGET 2035          TARGET 2045
                                                                  ALLOCATION*             ALLOCATION*          ALLOCATION*
                                                                  -----------             -----------         ------------
ASSETS:
Investments in shares of The Trusts, at fair value........        $27,185,342             $21,520,565         $14,276,818
Receivable for The Trusts shares sold.....................                 --                      --                  --
Receivable for policy-related transactions................             17,950                  10,927               6,387
                                                                  -----------             -----------         -----------
  Total assets............................................         27,203,292              21,531,492          14,283,205
                                                                  -----------             -----------         -----------
LIABILITIES:
Payable for The Trusts shares purchased...................             17,950                  10,927               6,387
Payable for policy-related transactions...................                 --                      --                  --
                                                                  -----------             -----------         -----------
  Total liabilities.......................................             17,950                  10,927               6,387
                                                                  -----------             -----------         -----------
NET ASSETS................................................        $27,185,342             $21,520,565         $14,276,818
                                                                  ===========             ===========         ===========
NET ASSETS:
Accumulation Units........................................         27,183,845              21,513,199          14,275,756
Contracts in payout (annuitization) period................                 --                      --                  --
Retained by AXA Equitable in Separate Account A...........              1,497                   7,366               1,062
                                                                  -----------             -----------         -----------
TOTAL NET ASSETS..........................................        $27,185,342             $21,520,565         $14,276,818
                                                                  ===========             ===========         ===========
Investments in shares of The Trusts, at cost..............        $24,249,028             $19,023,218         $12,143,161
The Trusts shares held
 Advisor Class............................................                 --                      --                  --
 Class B..................................................          3,048,406               2,428,739           1,680,238
 Service Class............................................                 --                      --                  --

-------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

                                     FSA-18

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2010

                                                                 TEMPLETON
                                                                GLOBAL BOND
                                                              SECURITIES FUND
                                                              ---------------
ASSETS:
Investments in shares of The Trusts, at fair value........      $2,034,650
Receivable for The Trusts shares sold.....................              --
Receivable for policy-related transactions................          10,256
                                                                ----------
  Total assets............................................       2,044,906
                                                                ----------
LIABILITIES:
Payable for The Trusts shares purchased...................          10,256
Payable for policy-related transactions...................              --
                                                                ----------
  Total liabilities.......................................          10,256
                                                                ----------
NET ASSETS................................................      $2,034,650
                                                                ==========
NET ASSETS:
Accumulation Units........................................       2,034,571
Contracts in payout (annuitization) period................              --
Retained by AXA Equitable in Separate Account A...........              79
                                                                ----------
TOTAL NET ASSETS..........................................      $2,034,650
                                                                ==========
Investments in shares of The Trusts, at cost..............      $1,990,872
The Trusts shares held
 Class 2..................................................         104,395

-------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

                                     FSA-19

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2010

  The following table provides units and unit values associated with the Variable Investment Options of the Account and is further categorized by share class and contract charges.

                                                                                               UNITS
                                              CONTRACT                                      OUTSTANDING
                                              CHARGES**     SHARE CLASS*     UNIT VALUE       (000'S)
                                            ------------   --------------   ------------   ------------
ALL ASSET ALLOCATION.....................        0.00%            B           $120.60            --
ALL ASSET ALLOCATION.....................        0.25%            B           $120.21            --
ALL ASSET ALLOCATION.....................        0.50%            B           $119.82            --
ALL ASSET ALLOCATION.....................        0.70%            B           $119.50            --
ALL ASSET ALLOCATION.....................        0.80%            B           $119.35            --
ALL ASSET ALLOCATION.....................        0.90%            B           $119.19             2
ALL ASSET ALLOCATION.....................        0.95%            B           $119.11             5
ALL ASSET ALLOCATION.....................        1.00%            B           $119.03             2
ALL ASSET ALLOCATION.....................        1.10%            B           $118.88             3
ALL ASSET ALLOCATION.....................        1.20%            B           $118.72            18
ALL ASSET ALLOCATION.....................        1.25%            B           $118.64             3
ALL ASSET ALLOCATION.....................        1.34%            B           $118.50            68
ALL ASSET ALLOCATION.....................        1.45%            B           $118.33            --

AMERICAN CENTURY VP MID CAP VALUE........        0.00%        Class II        $106.72            --
AMERICAN CENTURY VP MID CAP VALUE........        0.25%        Class II        $106.54            --
AMERICAN CENTURY VP MID CAP VALUE........        0.50%        Class II        $106.35            --
AMERICAN CENTURY VP MID CAP VALUE........        0.70%        Class II        $106.20            --
AMERICAN CENTURY VP MID CAP VALUE........        0.80%        Class II        $106.13            --
AMERICAN CENTURY VP MID CAP VALUE........        0.90%        Class II        $106.06            --
AMERICAN CENTURY VP MID CAP VALUE........        1.00%        Class II        $105.98            --
AMERICAN CENTURY VP MID CAP VALUE........        1.10%        Class II        $105.91            --
AMERICAN CENTURY VP MID CAP VALUE........        1.20%        Class II        $105.83             4

AXA AGGRESSIVE ALLOCATION................        0.00%            B           $144.93            --
AXA AGGRESSIVE ALLOCATION................        0.25%            B           $142.32            --
AXA AGGRESSIVE ALLOCATION................        0.50%            B           $139.76             2
AXA AGGRESSIVE ALLOCATION................        0.70%            B           $137.73             5
AXA AGGRESSIVE ALLOCATION................        0.80%            B           $167.32            --
AXA AGGRESSIVE ALLOCATION................        0.90%            B           $135.74           120
AXA AGGRESSIVE ALLOCATION................        0.95%            B           $135.24           138
AXA AGGRESSIVE ALLOCATION................        1.00%            B           $134.75            --
AXA AGGRESSIVE ALLOCATION................        1.10%            B           $133.76            91
AXA AGGRESSIVE ALLOCATION................        1.20%            B           $132.78           367
AXA AGGRESSIVE ALLOCATION................        1.25%            B           $ 81.84            56
AXA AGGRESSIVE ALLOCATION................        1.30%            B           $ 92.22            28
AXA AGGRESSIVE ALLOCATION................        1.34%            B           $131.43         1,916
AXA AGGRESSIVE ALLOCATION................        1.35%            B           $131.33             7
AXA AGGRESSIVE ALLOCATION................        1.45%            B           $130.37             1

AXA BALANCED STRATEGY....................        1.10%            A           $112.01             1
AXA BALANCED STRATEGY....................        1.25%            A           $111.79             2
AXA BALANCED STRATEGY....................        1.25%            B           $120.03            37
AXA BALANCED STRATEGY....................        1.30%            B           $119.94           139

AXA CONSERVATIVE ALLOCATION..............        0.00%            B           $131.35            --
AXA CONSERVATIVE ALLOCATION..............        0.25%            B           $128.98            --
AXA CONSERVATIVE ALLOCATION..............        0.50%            B           $126.66            --
AXA CONSERVATIVE ALLOCATION..............        0.70%            B           $124.82             1
AXA CONSERVATIVE ALLOCATION..............        0.80%            B           $121.58            --
AXA CONSERVATIVE ALLOCATION..............        0.90%            B           $123.01            24

----------
The accompanying notes are an integral part of these financial statements.

                                     FSA-20

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2010

                                                                                              UNITS
                                             CONTRACT                                      OUTSTANDING
                                             CHARGES**     SHARE CLASS*     UNIT VALUE       (000'S)
                                           ------------   --------------   ------------   ------------
AXA CONSERVATIVE ALLOCATION.............        0.95%            B           $122.57             85
AXA CONSERVATIVE ALLOCATION.............        1.00%            B           $122.12             --
AXA CONSERVATIVE ALLOCATION.............        1.10%            B           $121.23             31
AXA CONSERVATIVE ALLOCATION.............        1.20%            B           $120.34            165
AXA CONSERVATIVE ALLOCATION.............        1.25%            B           $103.79            132
AXA CONSERVATIVE ALLOCATION.............        1.30%            B           $106.89             16
AXA CONSERVATIVE ALLOCATION.............        1.34%            B           $119.11            424
AXA CONSERVATIVE ALLOCATION.............        1.35%            B           $119.02             --
AXA CONSERVATIVE ALLOCATION.............        1.45%            B           $118.15             --

AXA CONSERVATIVE GROWTH STRATEGY........        1.25%            B           $117.76             11
AXA CONSERVATIVE GROWTH STRATEGY........        1.30%            B           $117.67             20

AXA CONSERVATIVE STRATEGY...............        1.25%            B           $111.72              3
AXA CONSERVATIVE STRATEGY...............        1.30%            B           $111.64             10

AXA CONSERVATIVE-PLUS ALLOCATION........        0.00%            B           $134.11             --
AXA CONSERVATIVE-PLUS ALLOCATION........        0.25%            B           $131.70             --
AXA CONSERVATIVE-PLUS ALLOCATION........        0.50%            B           $129.33             --
AXA CONSERVATIVE-PLUS ALLOCATION........        0.70%            B           $127.45              2
AXA CONSERVATIVE-PLUS ALLOCATION........        0.80%            B           $133.38             --
AXA CONSERVATIVE-PLUS ALLOCATION........        0.90%            B           $125.60             50
AXA CONSERVATIVE-PLUS ALLOCATION........        0.95%            B           $125.14             55
AXA CONSERVATIVE-PLUS ALLOCATION........        1.00%            B           $124.69             --
AXA CONSERVATIVE-PLUS ALLOCATION........        1.10%            B           $123.78             37
AXA CONSERVATIVE-PLUS ALLOCATION........        1.20%            B           $122.87            238
AXA CONSERVATIVE-PLUS ALLOCATION........        1.25%            B           $ 97.68             83
AXA CONSERVATIVE-PLUS ALLOCATION........        1.30%            B           $103.02             25
AXA CONSERVATIVE-PLUS ALLOCATION........        1.34%            B           $121.62            753
AXA CONSERVATIVE-PLUS ALLOCATION........        1.35%            B           $121.53              1
AXA CONSERVATIVE-PLUS ALLOCATION........        1.45%            B           $120.64             --

AXA GROWTH STRATEGY.....................        1.10%            A           $114.92              7
AXA GROWTH STRATEGY.....................        1.25%            A           $114.69              6

AXA MODERATE ALLOCATION.................        0.25%            A           $132.27             --
AXA MODERATE ALLOCATION.................        0.50%            A           $105.37             --
AXA MODERATE ALLOCATION.................        0.70%            A           $169.97             11
AXA MODERATE ALLOCATION.................        0.90%            A           $202.78            166
AXA MODERATE ALLOCATION.................        1.00%            A           $212.02             --
AXA MODERATE ALLOCATION.................        1.20%            A           $179.37             73
AXA MODERATE ALLOCATION.................        1.35%            A           $210.76          1,284
AXA MODERATE ALLOCATION.................        1.35%            A           $212.10             37
AXA MODERATE ALLOCATION.................        1.45%            A           $135.24              4
AXA MODERATE ALLOCATION.................        1.75%            A           $ 63.45         16,700
AXA MODERATE ALLOCATION.................        0.25%            B           $125.10             --
AXA MODERATE ALLOCATION.................        0.50%            B           $121.93              5
AXA MODERATE ALLOCATION.................        0.70%            B           $130.91             18
AXA MODERATE ALLOCATION.................        0.80%            B           $139.68             --
AXA MODERATE ALLOCATION.................        0.90%            B           $127.21             15
AXA MODERATE ALLOCATION.................        0.90%            B           $142.39             33
AXA MODERATE ALLOCATION.................        0.95%            B           $127.22            302
AXA MODERATE ALLOCATION.................        1.00%            B           $140.51              1

----------
The accompanying notes are an integral part of these financial statements.

                                     FSA-21

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2010

                                                                                          UNITS
                                         CONTRACT                                      OUTSTANDING
                                         CHARGES**     SHARE CLASS*     UNIT VALUE       (000'S)
                                       ------------   --------------   ------------   ------------
AXA MODERATE ALLOCATION.............        1.10%            B           $125.05            167
AXA MODERATE ALLOCATION.............        1.20%            B           $135.28            994
AXA MODERATE ALLOCATION.............        1.25%            B           $ 92.96            249
AXA MODERATE ALLOCATION.............        1.30%            B           $100.87            139

AXA MODERATE-PLUS ALLOCATION........        0.00%            B           $145.92             --
AXA MODERATE-PLUS ALLOCATION........        0.25%            B           $143.29             --
AXA MODERATE-PLUS ALLOCATION........        0.50%            B           $140.71              5
AXA MODERATE-PLUS ALLOCATION........        0.70%            B           $138.67              8
AXA MODERATE-PLUS ALLOCATION........        0.80%            B           $152.94             --
AXA MODERATE-PLUS ALLOCATION........        0.90%            B           $136.66            246
AXA MODERATE-PLUS ALLOCATION........        0.95%            B           $136.16            418
AXA MODERATE-PLUS ALLOCATION........        1.00%            B           $135.67              1
AXA MODERATE-PLUS ALLOCATION........        1.10%            B           $134.67            189
AXA MODERATE-PLUS ALLOCATION........        1.20%            B           $133.69            867
AXA MODERATE-PLUS ALLOCATION........        1.25%            B           $ 88.37            156
AXA MODERATE-PLUS ALLOCATION........        1.30%            B           $ 97.20            167
AXA MODERATE-PLUS ALLOCATION........        1.34%            B           $132.32          4,210
AXA MODERATE-PLUS ALLOCATION........        1.35%            B           $132.22              8
AXA MODERATE-PLUS ALLOCATION........        1.45%            B           $131.26              2

AXA TACTICAL MANAGER 2000...........        0.00%            B           $105.76             --
AXA TACTICAL MANAGER 2000...........        0.25%            B           $105.58             --
AXA TACTICAL MANAGER 2000...........        0.25%            B           $124.22             --
AXA TACTICAL MANAGER 2000...........        0.50%            B           $105.39             --
AXA TACTICAL MANAGER 2000...........        0.50%            B           $124.12             --
AXA TACTICAL MANAGER 2000...........        0.70%            B           $105.25             --
AXA TACTICAL MANAGER 2000...........        0.70%            B           $124.04             --
AXA TACTICAL MANAGER 2000...........        0.80%            B           $105.17             --
AXA TACTICAL MANAGER 2000...........        0.90%            B           $105.10             --
AXA TACTICAL MANAGER 2000...........        0.90%            B           $123.95             --
AXA TACTICAL MANAGER 2000...........        0.95%            B           $123.93             --
AXA TACTICAL MANAGER 2000...........        1.00%            B           $105.03             --
AXA TACTICAL MANAGER 2000...........        1.10%            B           $104.95             --
AXA TACTICAL MANAGER 2000...........        1.20%            B           $104.88              2
AXA TACTICAL MANAGER 2000...........        1.20%            B           $123.83             --
AXA TACTICAL MANAGER 2000...........        1.25%            B           $123.81             --
AXA TACTICAL MANAGER 2000...........        1.34%            B           $123.77              1

AXA TACTICAL MANAGER 400............        0.00%            B           $106.93             --
AXA TACTICAL MANAGER 400............        0.25%            B           $106.74             --
AXA TACTICAL MANAGER 400............        0.25%            B           $120.16             --
AXA TACTICAL MANAGER 400............        0.50%            B           $106.56             --
AXA TACTICAL MANAGER 400............        0.50%            B           $120.06             --
AXA TACTICAL MANAGER 400............        0.70%            B           $106.41             --
AXA TACTICAL MANAGER 400............        0.70%            B           $119.98             --
AXA TACTICAL MANAGER 400............        0.80%            B           $106.33             --
AXA TACTICAL MANAGER 400............        0.90%            B           $106.26             --
AXA TACTICAL MANAGER 400............        0.90%            B           $119.90             --
AXA TACTICAL MANAGER 400............        0.95%            B           $119.88             --
AXA TACTICAL MANAGER 400............        1.00%            B           $106.18             --
AXA TACTICAL MANAGER 400............        1.10%            B           $106.11             --

----------
The accompanying notes are an integral part of these financial statements.

                                     FSA-22

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2010

                                                                                                UNITS
                                               CONTRACT                                      OUTSTANDING
                                               CHARGES**     SHARE CLASS*     UNIT VALUE       (000'S)
                                             ------------   --------------   ------------   ------------
AXA TACTICAL MANAGER 400..................        1.20%            B           $106.03            5
AXA TACTICAL MANAGER 400..................        1.20%            B           $119.78           --
AXA TACTICAL MANAGER 400..................        1.25%            B           $119.76           --
AXA TACTICAL MANAGER 400..................        1.34%            B           $119.72            3

AXA TACTICAL MANAGER 500..................        0.00%            B           $104.00           --
AXA TACTICAL MANAGER 500..................        0.25%            B           $103.82           --
AXA TACTICAL MANAGER 500..................        0.25%            B           $115.75           --
AXA TACTICAL MANAGER 500..................        0.50%            B           $103.64           --
AXA TACTICAL MANAGER 500..................        0.50%            B           $115.65           --
AXA TACTICAL MANAGER 500..................        0.70%            B           $103.49           --
AXA TACTICAL MANAGER 500..................        0.70%            B           $115.58           --
AXA TACTICAL MANAGER 500..................        0.80%            B           $103.42           --
AXA TACTICAL MANAGER 500..................        0.90%            B           $103.35           --
AXA TACTICAL MANAGER 500..................        0.90%            B           $115.50           --
AXA TACTICAL MANAGER 500..................        0.95%            B           $115.48           --
AXA TACTICAL MANAGER 500..................        1.00%            B           $103.28           --
AXA TACTICAL MANAGER 500..................        1.10%            B           $103.20           --
AXA TACTICAL MANAGER 500..................        1.20%            B           $103.13            7
AXA TACTICAL MANAGER 500..................        1.20%            B           $115.38           --
AXA TACTICAL MANAGER 500..................        1.25%            B           $115.37           --
AXA TACTICAL MANAGER 500..................        1.34%            B           $115.33            3

AXA TACTICAL MANAGER INTERNATIONAL........        0.00%            B           $105.04           --
AXA TACTICAL MANAGER INTERNATIONAL........        0.25%            B           $104.86           --
AXA TACTICAL MANAGER INTERNATIONAL........        0.25%            B           $111.90           --
AXA TACTICAL MANAGER INTERNATIONAL........        0.50%            B           $104.68           --
AXA TACTICAL MANAGER INTERNATIONAL........        0.50%            B           $111.81           --
AXA TACTICAL MANAGER INTERNATIONAL........        0.70%            B           $104.53           --
AXA TACTICAL MANAGER INTERNATIONAL........        0.70%            B           $111.74           --
AXA TACTICAL MANAGER INTERNATIONAL........        0.70%            B           $111.74           --
AXA TACTICAL MANAGER INTERNATIONAL........        0.80%            B           $104.46           --
AXA TACTICAL MANAGER INTERNATIONAL........        0.90%            B           $104.38           --
AXA TACTICAL MANAGER INTERNATIONAL........        0.90%            B           $104.38           --
AXA TACTICAL MANAGER INTERNATIONAL........        0.90%            B           $111.66           --
AXA TACTICAL MANAGER INTERNATIONAL........        0.90%            B           $111.66           --
AXA TACTICAL MANAGER INTERNATIONAL........        0.95%            B           $111.65           --
AXA TACTICAL MANAGER INTERNATIONAL........        1.00%            B           $104.31           --
AXA TACTICAL MANAGER INTERNATIONAL........        1.10%            B           $104.24           --
AXA TACTICAL MANAGER INTERNATIONAL........        1.10%            B           $104.24           --
AXA TACTICAL MANAGER INTERNATIONAL........        1.20%            B           $104.17            3
AXA TACTICAL MANAGER INTERNATIONAL........        1.20%            B           $104.17           --
AXA TACTICAL MANAGER INTERNATIONAL........        1.20%            B           $111.55           --
AXA TACTICAL MANAGER INTERNATIONAL........        1.20%            B           $111.55           --
AXA TACTICAL MANAGER INTERNATIONAL........        1.25%            B           $111.53           --
AXA TACTICAL MANAGER INTERNATIONAL........        1.34%            B           $111.50            2
AXA TACTICAL MANAGER INTERNATIONAL........        1.34%            B           $111.50           --

EQ/ALLIANCEBERNSTEIN INTERNATIONAL........        0.25%            A           $141.13           --
EQ/ALLIANCEBERNSTEIN INTERNATIONAL........        0.50%            A           $ 77.24           --
EQ/ALLIANCEBERNSTEIN INTERNATIONAL........        0.70%            A           $121.12           12
EQ/ALLIANCEBERNSTEIN INTERNATIONAL........        0.90%            A           $129.53           47

----------
The accompanying notes are an integral part of these financial statements.

                                     FSA-23

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2010

                                                                                                   UNITS
                                                  CONTRACT                                      OUTSTANDING
                                                  CHARGES**     SHARE CLASS*     UNIT VALUE       (000'S)
                                                ------------   --------------   ------------   ------------
EQ/ALLIANCEBERNSTEIN INTERNATIONAL...........        1.00%            A           $132.37             --
EQ/ALLIANCEBERNSTEIN INTERNATIONAL...........        1.20%            A           $113.54             32
EQ/ALLIANCEBERNSTEIN INTERNATIONAL...........        1.34%            A           $126.00          3,352
EQ/ALLIANCEBERNSTEIN INTERNATIONAL...........        1.35%            A           $125.80             39
EQ/ALLIANCEBERNSTEIN INTERNATIONAL...........        1.45%            A           $ 98.22              3
EQ/ALLIANCEBERNSTEIN INTERNATIONAL...........        0.25%            B           $103.93             --
EQ/ALLIANCEBERNSTEIN INTERNATIONAL...........        0.50%            B           $101.30              2
EQ/ALLIANCEBERNSTEIN INTERNATIONAL...........        0.70%            B           $104.17             --
EQ/ALLIANCEBERNSTEIN INTERNATIONAL...........        0.80%            B           $169.94             --
EQ/ALLIANCEBERNSTEIN INTERNATIONAL...........        0.90%            B           $105.51             12
EQ/ALLIANCEBERNSTEIN INTERNATIONAL...........        0.95%            B           $101.23            182
EQ/ALLIANCEBERNSTEIN INTERNATIONAL...........        1.00%            B           $154.01             --
EQ/ALLIANCEBERNSTEIN INTERNATIONAL...........        1.10%            B           $ 99.51             25
EQ/ALLIANCEBERNSTEIN INTERNATIONAL...........        1.20%            B           $ 98.13            331
EQ/ALLIANCEBERNSTEIN INTERNATIONAL...........        1.25%            B           $ 61.16             48
EQ/ALLIANCEBERNSTEIN INTERNATIONAL...........        1.30%            B           $ 73.95             14

EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH........        0.25%            A           $193.01             --
EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH........        0.50%            A           $120.02             --
EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH........        0.70%            A           $176.42              3
EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH........        0.90%            A           $220.99             13
EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH........        1.00%            A           $217.96             --
EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH........        1.20%            A           $212.01             11
EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH........        1.34%            A           $207.94          1,291
EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH........        1.35%            A           $207.65             11
EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH........        1.45%            A           $150.43              2
EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH........        0.25%            B           $118.09             --
EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH........        0.50%            B           $115.09             --
EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH........        0.70%            B           $189.99             --
EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH........        0.80%            B           $209.72             --
EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH........        0.90%            B           $156.68              4
EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH........        0.95%            B           $184.64             82
EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH........        1.00%            B           $200.32             --
EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH........        1.10%            B           $181.49              5
EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH........        1.20%            B           $150.51            168
EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH........        1.25%            B           $ 95.65             15
EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH........        1.30%            B           $114.91              6

EQ/AXA FRANKLIN SMALL CAP VALUE CORE.........        0.00%            B           $105.37             --
EQ/AXA FRANKLIN SMALL CAP VALUE CORE.........        0.25%            B           $104.23             --
EQ/AXA FRANKLIN SMALL CAP VALUE CORE.........        0.50%            B           $103.11             --
EQ/AXA FRANKLIN SMALL CAP VALUE CORE.........        0.70%            B           $102.22             --
EQ/AXA FRANKLIN SMALL CAP VALUE CORE.........        0.80%            B           $210.78             --
EQ/AXA FRANKLIN SMALL CAP VALUE CORE.........        0.90%            B           $101.33              3
EQ/AXA FRANKLIN SMALL CAP VALUE CORE.........        0.95%            B           $101.11              7
EQ/AXA FRANKLIN SMALL CAP VALUE CORE.........        1.00%            B           $100.89             --
EQ/AXA FRANKLIN SMALL CAP VALUE CORE.........        1.10%            B           $100.45              3
EQ/AXA FRANKLIN SMALL CAP VALUE CORE.........        1.20%            B           $100.02             17
EQ/AXA FRANKLIN SMALL CAP VALUE CORE.........        1.25%            B           $ 83.55              5
EQ/AXA FRANKLIN SMALL CAP VALUE CORE.........        1.30%            B           $ 95.04              1
EQ/AXA FRANKLIN SMALL CAP VALUE CORE.........        1.34%            B           $ 99.41            120
EQ/AXA FRANKLIN SMALL CAP VALUE CORE.........        1.35%            B           $ 99.36             --

----------
The accompanying notes are an integral part of these financial statements.

                                     FSA-24

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2010

                                                                                                  UNITS
                                                 CONTRACT                                      OUTSTANDING
                                                 CHARGES**     SHARE CLASS*     UNIT VALUE       (000'S)
                                               ------------   --------------   ------------   ------------
EQ/AXA FRANKLIN SMALL CAP VALUE CORE........        1.45%            B          $ 98.93              --

EQ/BLACKROCK BASIC VALUE EQUITY.............        0.25%            B          $148.44              --
EQ/BLACKROCK BASIC VALUE EQUITY.............        0.50%            B          $144.66              --
EQ/BLACKROCK BASIC VALUE EQUITY.............        0.70%            B          $180.26               6
EQ/BLACKROCK BASIC VALUE EQUITY.............        0.80%            B          $169.09              --
EQ/BLACKROCK BASIC VALUE EQUITY.............        0.90%            B          $171.74               4
EQ/BLACKROCK BASIC VALUE EQUITY.............        0.90%            B          $175.79              40
EQ/BLACKROCK BASIC VALUE EQUITY.............        0.95%            B          $145.94             130
EQ/BLACKROCK BASIC VALUE EQUITY.............        1.00%            B          $173.59              --
EQ/BLACKROCK BASIC VALUE EQUITY.............        1.10%            B          $171.41              23
EQ/BLACKROCK BASIC VALUE EQUITY.............        1.20%            B          $167.98             300
EQ/BLACKROCK BASIC VALUE EQUITY.............        1.20%            B          $169.26              30
EQ/BLACKROCK BASIC VALUE EQUITY.............        1.25%            B          $ 81.95              98
EQ/BLACKROCK BASIC VALUE EQUITY.............        1.30%            B          $ 92.93               7
EQ/BLACKROCK BASIC VALUE EQUITY.............        1.34%            B          $215.34           1,394
EQ/BLACKROCK BASIC VALUE EQUITY.............        1.35%            B          $166.08               8
EQ/BLACKROCK BASIC VALUE EQUITY.............        1.45%            B          $162.76               1

EQ/BLACKROCK INTERNATIONAL VALUE............        0.25%            B          $116.03              --
EQ/BLACKROCK INTERNATIONAL VALUE............        0.50%            B          $113.07              --
EQ/BLACKROCK INTERNATIONAL VALUE............        0.70%            B          $137.38              28
EQ/BLACKROCK INTERNATIONAL VALUE............        0.80%            B          $172.32              --
EQ/BLACKROCK INTERNATIONAL VALUE............        0.90%            B          $134.27              49
EQ/BLACKROCK INTERNATIONAL VALUE............        0.95%            B          $133.50             119
EQ/BLACKROCK INTERNATIONAL VALUE............        1.00%            B          $132.74              --
EQ/BLACKROCK INTERNATIONAL VALUE............        1.10%            B          $131.22              13
EQ/BLACKROCK INTERNATIONAL VALUE............        1.20%            B          $129.72             164
EQ/BLACKROCK INTERNATIONAL VALUE............        1.25%            B          $ 74.65              30
EQ/BLACKROCK INTERNATIONAL VALUE............        1.30%            B          $ 86.26               8
EQ/BLACKROCK INTERNATIONAL VALUE............        1.34%            B          $127.65           1,622
EQ/BLACKROCK INTERNATIONAL VALUE............        1.35%            B          $127.50               9
EQ/BLACKROCK INTERNATIONAL VALUE............        1.45%            B          $138.00               1

EQ/BOSTON ADVISORS EQUITY INCOME............        0.00%            B          $119.67              --
EQ/BOSTON ADVISORS EQUITY INCOME............        0.25%            B          $117.82              --
EQ/BOSTON ADVISORS EQUITY INCOME............        0.50%            B          $116.00               1
EQ/BOSTON ADVISORS EQUITY INCOME............        0.70%            B          $114.56               2
EQ/BOSTON ADVISORS EQUITY INCOME............        0.80%            B          $166.70              --
EQ/BOSTON ADVISORS EQUITY INCOME............        0.90%            B          $113.13              13
EQ/BOSTON ADVISORS EQUITY INCOME............        0.95%            B          $112.77              32
EQ/BOSTON ADVISORS EQUITY INCOME............        1.00%            B          $112.42              --
EQ/BOSTON ADVISORS EQUITY INCOME............        1.10%            B          $111.72               6
EQ/BOSTON ADVISORS EQUITY INCOME............        1.20%            B          $111.01              74
EQ/BOSTON ADVISORS EQUITY INCOME............        1.25%            B          $ 79.65              12
EQ/BOSTON ADVISORS EQUITY INCOME............        1.30%            B          $ 89.91               7
EQ/BOSTON ADVISORS EQUITY INCOME............        1.34%            B          $110.04             381
EQ/BOSTON ADVISORS EQUITY INCOME............        1.35%            B          $109.97              --
EQ/BOSTON ADVISORS EQUITY INCOME............        1.45%            B          $109.28              --

EQ/CALVERT SOCIALLY RESPONSIBLE.............        0.25%            B          $ 77.39              --
EQ/CALVERT SOCIALLY RESPONSIBLE.............        0.50%            B          $ 75.42              --
EQ/CALVERT SOCIALLY RESPONSIBLE.............        0.70%            B          $ 83.42               3

----------
The accompanying notes are an integral part of these financial statements.

                                     FSA-25

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2010

                                                                                             UNITS
                                            CONTRACT                                      OUTSTANDING
                                            CHARGES**     SHARE CLASS*     UNIT VALUE       (000'S)
                                          ------------   --------------   ------------   ------------
EQ/CALVERT SOCIALLY RESPONSIBLE........        0.80%            B           $163.29             --
EQ/CALVERT SOCIALLY RESPONSIBLE........        0.90%            B           $ 81.53              5
EQ/CALVERT SOCIALLY RESPONSIBLE........        0.95%            B           $103.94              4
EQ/CALVERT SOCIALLY RESPONSIBLE........        1.00%            B           $ 80.60             --
EQ/CALVERT SOCIALLY RESPONSIBLE........        1.10%            B           $ 79.68              2
EQ/CALVERT SOCIALLY RESPONSIBLE........        1.20%            B           $ 78.76             21
EQ/CALVERT SOCIALLY RESPONSIBLE........        1.25%            B           $ 78.94              1
EQ/CALVERT SOCIALLY RESPONSIBLE........        1.30%            B           $ 86.97             --
EQ/CALVERT SOCIALLY RESPONSIBLE........        1.34%            B           $ 77.50            247
EQ/CALVERT SOCIALLY RESPONSIBLE........        1.35%            B           $ 77.41             --
EQ/CALVERT SOCIALLY RESPONSIBLE........        1.45%            B           $ 99.18             --

EQ/CAPITAL GUARDIAN GROWTH.............        0.25%            B           $ 66.12             --
EQ/CAPITAL GUARDIAN GROWTH.............        0.50%            B           $ 64.34             --
EQ/CAPITAL GUARDIAN GROWTH.............        0.70%            B           $ 72.78              1
EQ/CAPITAL GUARDIAN GROWTH.............        0.80%            B           $167.29             --
EQ/CAPITAL GUARDIAN GROWTH.............        0.90%            B           $ 71.14             10
EQ/CAPITAL GUARDIAN GROWTH.............        0.95%            B           $ 70.73             14
EQ/CAPITAL GUARDIAN GROWTH.............        1.00%            B           $ 70.33             --
EQ/CAPITAL GUARDIAN GROWTH.............        1.10%            B           $ 69.52             16
EQ/CAPITAL GUARDIAN GROWTH.............        1.20%            B           $ 68.72             33
EQ/CAPITAL GUARDIAN GROWTH.............        1.25%            B           $ 83.97              2
EQ/CAPITAL GUARDIAN GROWTH.............        1.30%            B           $ 91.46             --
EQ/CAPITAL GUARDIAN GROWTH.............        1.34%            B           $ 67.63            215
EQ/CAPITAL GUARDIAN GROWTH.............        1.35%            B           $ 67.55             --
EQ/CAPITAL GUARDIAN GROWTH.............        1.45%            B           $ 89.77             --

EQ/CAPITAL GUARDIAN RESEARCH...........        0.00%            B           $135.75             --
EQ/CAPITAL GUARDIAN RESEARCH...........        0.25%            B           $117.78             --
EQ/CAPITAL GUARDIAN RESEARCH...........        0.50%            B           $114.78             --
EQ/CAPITAL GUARDIAN RESEARCH...........        0.70%            B           $125.33              2
EQ/CAPITAL GUARDIAN RESEARCH...........        0.80%            B           $175.62             --
EQ/CAPITAL GUARDIAN RESEARCH...........        0.90%            B           $122.49             23
EQ/CAPITAL GUARDIAN RESEARCH...........        0.95%            B           $121.79             60
EQ/CAPITAL GUARDIAN RESEARCH...........        1.00%            B           $121.10             --
EQ/CAPITAL GUARDIAN RESEARCH...........        1.10%            B           $119.71              3
EQ/CAPITAL GUARDIAN RESEARCH...........        1.20%            B           $118.34            243
EQ/CAPITAL GUARDIAN RESEARCH...........        1.25%            B           $ 83.08             44
EQ/CAPITAL GUARDIAN RESEARCH...........        1.30%            B           $ 90.72              1
EQ/CAPITAL GUARDIAN RESEARCH...........        1.34%            B           $116.45          1,072
EQ/CAPITAL GUARDIAN RESEARCH...........        1.35%            B           $116.32              4
EQ/CAPITAL GUARDIAN RESEARCH...........        1.45%            B           $114.98              2

EQ/COMMON STOCK INDEX..................        0.25%            A           $156.16             --
EQ/COMMON STOCK INDEX..................        0.50%            A           $ 89.18              1
EQ/COMMON STOCK INDEX..................        0.70%            A           $135.36             22
EQ/COMMON STOCK INDEX..................        0.90%            A           $191.06             63
EQ/COMMON STOCK INDEX..................        1.00%            A           $204.58             --
EQ/COMMON STOCK INDEX..................        1.00%            A           $429.45             75
EQ/COMMON STOCK INDEX..................        1.00%            A           $465.19             27
EQ/COMMON STOCK INDEX..................        1.20%            A           $156.63             35
EQ/COMMON STOCK INDEX..................        1.35%            A           $240.35          1,526

----------
The accompanying notes are an integral part of these financial statements.

                                     FSA-26

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2010


                                                                                       UNITS
                                      CONTRACT                                      OUTSTANDING
                                      CHARGES**     SHARE CLASS*     UNIT VALUE       (000'S)
                                    ------------   --------------   ------------   ------------
EQ/COMMON STOCK INDEX............        1.35%            A           $251.13             44
EQ/COMMON STOCK INDEX............        1.45%            A           $ 96.59             22
EQ/COMMON STOCK INDEX............        1.75%            A           $311.66          5,168
EQ/COMMON STOCK INDEX............        0.25%            B           $ 88.78             --
EQ/COMMON STOCK INDEX............        0.50%            B           $ 86.53             --
EQ/COMMON STOCK INDEX............        0.70%            B           $ 89.43              8
EQ/COMMON STOCK INDEX............        0.80%            B           $174.53             --
EQ/COMMON STOCK INDEX............        0.90%            B           $ 91.54             22
EQ/COMMON STOCK INDEX............        0.90%            B           $102.45             13
EQ/COMMON STOCK INDEX............        0.95%            B           $ 86.90            275
EQ/COMMON STOCK INDEX............        1.00%            B           $149.56             --
EQ/COMMON STOCK INDEX............        1.10%            B           $ 85.42             11
EQ/COMMON STOCK INDEX............        1.20%            B           $ 96.63            690
EQ/COMMON STOCK INDEX............        1.25%            B           $ 76.49             46
EQ/COMMON STOCK INDEX............        1.30%            B           $ 85.37             20

EQ/CORE BOND INDEX...............        0.25%            B           $123.91             --
EQ/CORE BOND INDEX...............        0.50%            B           $121.12             --
EQ/CORE BOND INDEX...............        0.70%            B           $118.93              7
EQ/CORE BOND INDEX...............        0.80%            B           $110.07             --
EQ/CORE BOND INDEX...............        0.90%            B           $116.78             16
EQ/CORE BOND INDEX...............        0.95%            B           $116.24            155
EQ/CORE BOND INDEX...............        1.00%            B           $115.71             --
EQ/CORE BOND INDEX...............        1.10%            B           $114.66             12
EQ/CORE BOND INDEX...............        1.20%            B           $113.61            130
EQ/CORE BOND INDEX...............        1.25%            B           $ 97.32             29
EQ/CORE BOND INDEX...............        1.30%            B           $ 97.46              5
EQ/CORE BOND INDEX...............        1.34%            B           $112.15            771
EQ/CORE BOND INDEX...............        1.35%            B           $112.05              3
EQ/CORE BOND INDEX...............        1.45%            B           $111.02             --

EQ/DAVIS NEW YORK VENTURE........        0.00%            B           $ 88.12             --
EQ/DAVIS NEW YORK VENTURE........        0.25%            B           $142.32             --
EQ/DAVIS NEW YORK VENTURE........        0.25%            B           $154.88             --
EQ/DAVIS NEW YORK VENTURE........        0.50%            B           $ 86.53             --
EQ/DAVIS NEW YORK VENTURE........        0.70%            B           $ 85.90              1
EQ/DAVIS NEW YORK VENTURE........        0.80%            B           $173.83             --
EQ/DAVIS NEW YORK VENTURE........        0.90%            B           $ 85.28              7
EQ/DAVIS NEW YORK VENTURE........        0.90%            B           $ 97.97              1
EQ/DAVIS NEW YORK VENTURE........        0.95%            B           $ 85.12             25
EQ/DAVIS NEW YORK VENTURE........        1.00%            B           $ 97.55             --
EQ/DAVIS NEW YORK VENTURE........        1.00%            B           $173.20             --
EQ/DAVIS NEW YORK VENTURE........        1.10%            B           $ 92.44             12
EQ/DAVIS NEW YORK VENTURE........        1.20%            B           $ 84.34             56
EQ/DAVIS NEW YORK VENTURE........        1.25%            B           $ 83.27             11
EQ/DAVIS NEW YORK VENTURE........        1.30%            B           $ 84.16              2
EQ/DAVIS NEW YORK VENTURE........        1.34%            B           $ 83.91            215
EQ/DAVIS NEW YORK VENTURE........        1.34%            B           $ 96.11             --
EQ/DAVIS NEW YORK VENTURE........        1.35%            B           $ 96.06              2
EQ/DAVIS NEW YORK VENTURE........        1.45%            B           $ 83.57             --

EQ/EQUITY 500 INDEX..............        0.25%            A           $150.76             --

----------
The accompanying notes are an integral part of these financial statements.

                                     FSA-27

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2010

                                                                                              UNITS
                                             CONTRACT                                      OUTSTANDING
                                             CHARGES**     SHARE CLASS*     UNIT VALUE       (000'S)
                                           ------------   --------------   ------------   ------------
EQ/EQUITY 500 INDEX.....................        0.50%            A          $ 96.77              --
EQ/EQUITY 500 INDEX.....................        0.70%            A          $147.48              14
EQ/EQUITY 500 INDEX.....................        0.90%            A          $208.43              54
EQ/EQUITY 500 INDEX.....................        1.00%            A          $233.38              --
EQ/EQUITY 500 INDEX.....................        1.20%            A          $171.22              54
EQ/EQUITY 500 INDEX.....................        1.34%            A          $281.41           2,394
EQ/EQUITY 500 INDEX.....................        1.35%            A          $280.94              24
EQ/EQUITY 500 INDEX.....................        1.45%            A          $106.14               8
EQ/EQUITY 500 INDEX.....................        0.25%            B          $ 98.41              --
EQ/EQUITY 500 INDEX.....................        0.50%            B          $ 95.91              --
EQ/EQUITY 500 INDEX.....................        0.70%            B          $ 96.96              24
EQ/EQUITY 500 INDEX.....................        0.80%            B          $169.55              --
EQ/EQUITY 500 INDEX.....................        0.90%            B          $112.13              14
EQ/EQUITY 500 INDEX.....................        0.95%            B          $ 94.23             158
EQ/EQUITY 500 INDEX.....................        1.00%            B          $142.74              --
EQ/EQUITY 500 INDEX.....................        1.10%            B          $ 92.62              28
EQ/EQUITY 500 INDEX.....................        1.20%            B          $106.19             574
EQ/EQUITY 500 INDEX.....................        1.25%            B          $ 82.57             101
EQ/EQUITY 500 INDEX.....................        1.30%            B          $ 92.64              10

EQ/EQUITY GROWTH PLUS...................        0.25%            B          $161.54              --
EQ/EQUITY GROWTH PLUS...................        0.50%            B          $157.83               1
EQ/EQUITY GROWTH PLUS...................        0.70%            B          $154.92               7
EQ/EQUITY GROWTH PLUS...................        0.80%            B          $168.30              --
EQ/EQUITY GROWTH PLUS...................        0.90%            B          $152.06              49
EQ/EQUITY GROWTH PLUS...................        0.95%            B          $151.36             161
EQ/EQUITY GROWTH PLUS...................        1.00%            B          $150.65              --
EQ/EQUITY GROWTH PLUS...................        1.10%            B          $149.25              15
EQ/EQUITY GROWTH PLUS...................        1.20%            B          $147.86             275
EQ/EQUITY GROWTH PLUS...................        1.25%            B          $ 91.54              29
EQ/EQUITY GROWTH PLUS...................        1.30%            B          $100.05              12
EQ/EQUITY GROWTH PLUS...................        1.34%            B          $145.93           1,998
EQ/EQUITY GROWTH PLUS...................        1.35%            B          $145.80               3
EQ/EQUITY GROWTH PLUS...................        1.45%            B          $144.44               1

EQ/FRANKLIN CORE BALANCED...............        0.00%            B          $105.89              --
EQ/FRANKLIN CORE BALANCED...............        0.25%            B          $104.76              --
EQ/FRANKLIN CORE BALANCED...............        0.50%            B          $103.63              --
EQ/FRANKLIN CORE BALANCED...............        0.70%            B          $102.73               2
EQ/FRANKLIN CORE BALANCED...............        0.80%            B          $157.86              --
EQ/FRANKLIN CORE BALANCED...............        0.90%            B          $101.84              12
EQ/FRANKLIN CORE BALANCED...............        0.95%            B          $101.62              51
EQ/FRANKLIN CORE BALANCED...............        1.00%            B          $101.40              --
EQ/FRANKLIN CORE BALANCED...............        1.10%            B          $100.96              10
EQ/FRANKLIN CORE BALANCED...............        1.20%            B          $100.52             113
EQ/FRANKLIN CORE BALANCED...............        1.25%            B          $ 92.35              16
EQ/FRANKLIN CORE BALANCED...............        1.30%            B          $ 98.57              16
EQ/FRANKLIN CORE BALANCED...............        1.34%            B          $ 99.91             565
EQ/FRANKLIN CORE BALANCED...............        1.35%            B          $ 99.86              --
EQ/FRANKLIN CORE BALANCED...............        1.45%            B          $ 99.43              --

EQ/FRANKLIN TEMPLETON ALLOCATION........        0.00%            B          $ 85.89              --

----------
The accompanying notes are an integral part of these financial statements.

                                     FSA-28

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2010

                                                                                              UNITS
                                             CONTRACT                                      OUTSTANDING
                                             CHARGES**     SHARE CLASS*     UNIT VALUE       (000'S)
                                           ------------   --------------   ------------   ------------
EQ/FRANKLIN TEMPLETON ALLOCATION........        0.25%            B           $147.18             --
EQ/FRANKLIN TEMPLETON ALLOCATION........        0.50%            B           $ 84.35             --
EQ/FRANKLIN TEMPLETON ALLOCATION........        0.70%            B           $ 83.73             --
EQ/FRANKLIN TEMPLETON ALLOCATION........        0.80%            B           $160.81             --
EQ/FRANKLIN TEMPLETON ALLOCATION........        0.90%            B           $ 83.12              8
EQ/FRANKLIN TEMPLETON ALLOCATION........        0.95%            B           $ 82.97             42
EQ/FRANKLIN TEMPLETON ALLOCATION........        1.00%            B           $160.22             --
EQ/FRANKLIN TEMPLETON ALLOCATION........        1.10%            B           $ 92.77             12
EQ/FRANKLIN TEMPLETON ALLOCATION........        1.20%            B           $ 82.21             85
EQ/FRANKLIN TEMPLETON ALLOCATION........        1.25%            B           $ 81.34             11
EQ/FRANKLIN TEMPLETON ALLOCATION........        1.30%            B           $ 82.04             17
EQ/FRANKLIN TEMPLETON ALLOCATION........        1.34%            B           $ 81.79            418
EQ/FRANKLIN TEMPLETON ALLOCATION........        1.45%            B           $ 81.46             --

EQ/GAMCO MERGERS & ACQUISITIONS.........        0.00%            B           $135.51             --
EQ/GAMCO MERGERS & ACQUISITIONS.........        0.25%            B           $133.60             --
EQ/GAMCO MERGERS & ACQUISITIONS.........        0.50%            B           $131.72             --
EQ/GAMCO MERGERS & ACQUISITIONS.........        0.70%            B           $130.22              1
EQ/GAMCO MERGERS & ACQUISITIONS.........        0.80%            B           $133.04             --
EQ/GAMCO MERGERS & ACQUISITIONS.........        0.90%            B           $128.75              3
EQ/GAMCO MERGERS & ACQUISITIONS.........        0.95%            B           $128.38             17
EQ/GAMCO MERGERS & ACQUISITIONS.........        1.00%            B           $128.01             --
EQ/GAMCO MERGERS & ACQUISITIONS.........        1.10%            B           $127.28              5
EQ/GAMCO MERGERS & ACQUISITIONS.........        1.20%            B           $126.55             19
EQ/GAMCO MERGERS & ACQUISITIONS.........        1.25%            B           $101.45              9
EQ/GAMCO MERGERS & ACQUISITIONS.........        1.30%            B           $110.64              2
EQ/GAMCO MERGERS & ACQUISITIONS.........        1.34%            B           $125.49              2
EQ/GAMCO MERGERS & ACQUISITIONS.........        1.34%            B           $125.54             93
EQ/GAMCO MERGERS & ACQUISITIONS.........        1.35%            B           $125.47             --
EQ/GAMCO MERGERS & ACQUISITIONS.........        1.45%            B           $124.75             --

EQ/GAMCO SMALL COMPANY VALUE............        0.00%            B           $200.19             --
EQ/GAMCO SMALL COMPANY VALUE............        0.25%            B           $197.10             --
EQ/GAMCO SMALL COMPANY VALUE............        0.50%            B           $194.05              2
EQ/GAMCO SMALL COMPANY VALUE............        0.70%            B           $191.63              5
EQ/GAMCO SMALL COMPANY VALUE............        0.80%            B           $224.85             --
EQ/GAMCO SMALL COMPANY VALUE............        0.90%            B           $189.25             37
EQ/GAMCO SMALL COMPANY VALUE............        0.95%            B           $188.65             85
EQ/GAMCO SMALL COMPANY VALUE............        1.00%            B           $188.06             --
EQ/GAMCO SMALL COMPANY VALUE............        1.10%            B           $186.88             26
EQ/GAMCO SMALL COMPANY VALUE............        1.20%            B           $185.71            264
EQ/GAMCO SMALL COMPANY VALUE............        1.25%            B           $118.42             87
EQ/GAMCO SMALL COMPANY VALUE............        1.30%            B           $140.22             14
EQ/GAMCO SMALL COMPANY VALUE............        1.34%            B           $184.08          1,363
EQ/GAMCO SMALL COMPANY VALUE............        1.35%            B           $183.96              3
EQ/GAMCO SMALL COMPANY VALUE............        1.45%            B           $182.80              1

EQ/GLOBAL BOND PLUS.....................        0.00%            B           $127.62             --
EQ/GLOBAL BOND PLUS.....................        0.25%            B           $125.96             --
EQ/GLOBAL BOND PLUS.....................        0.50%            B           $124.32             --
EQ/GLOBAL BOND PLUS.....................        0.70%            B           $123.01              2
EQ/GLOBAL BOND PLUS.....................        0.80%            B           $114.37             --

----------
The accompanying notes are an integral part of these financial statements.

                                     FSA-29

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2010

                                                                                                   UNITS
                                                  CONTRACT                                      OUTSTANDING
                                                  CHARGES**     SHARE CLASS*     UNIT VALUE       (000'S)
                                                ------------   --------------   ------------   ------------
EQ/GLOBAL BOND PLUS..........................        0.90%            B           $121.72             12
EQ/GLOBAL BOND PLUS..........................        0.95%            B           $121.40             71
EQ/GLOBAL BOND PLUS..........................        1.00%            B           $121.08             --
EQ/GLOBAL BOND PLUS..........................        1.10%            B           $120.44             25
EQ/GLOBAL BOND PLUS..........................        1.20%            B           $119.80            101
EQ/GLOBAL BOND PLUS..........................        1.25%            B           $120.20             45
EQ/GLOBAL BOND PLUS..........................        1.30%            B           $121.92              2
EQ/GLOBAL BOND PLUS..........................        1.34%            B           $118.92            355
EQ/GLOBAL BOND PLUS..........................        1.35%            B           $118.85             --
EQ/GLOBAL BOND PLUS..........................        1.45%            B           $118.22             --

EQ/GLOBAL MULTI-SECTOR EQUITY................        0.25%            B           $247.51             --
EQ/GLOBAL MULTI-SECTOR EQUITY................        0.50%            B           $241.20              1
EQ/GLOBAL MULTI-SECTOR EQUITY................        0.70%            B           $181.15             --
EQ/GLOBAL MULTI-SECTOR EQUITY................        0.70%            B           $296.06              4
EQ/GLOBAL MULTI-SECTOR EQUITY................        0.70%            B           $296.06              3
EQ/GLOBAL MULTI-SECTOR EQUITY................        0.80%            B           $183.45             --
EQ/GLOBAL MULTI-SECTOR EQUITY................        0.90%            B           $178.99             --
EQ/GLOBAL MULTI-SECTOR EQUITY................        0.90%            B           $288.71             18
EQ/GLOBAL MULTI-SECTOR EQUITY................        0.90%            B           $288.71              3
EQ/GLOBAL MULTI-SECTOR EQUITY................        0.90%            B           $342.45              3
EQ/GLOBAL MULTI-SECTOR EQUITY................        0.95%            B           $252.98             95
EQ/GLOBAL MULTI-SECTOR EQUITY................        1.00%            B           $285.11             --
EQ/GLOBAL MULTI-SECTOR EQUITY................        1.00%            B           $285.11             --
EQ/GLOBAL MULTI-SECTOR EQUITY................        1.10%            B           $281.53             15
EQ/GLOBAL MULTI-SECTOR EQUITY................        1.20%            B           $262.52            176
EQ/GLOBAL MULTI-SECTOR EQUITY................        1.20%            B           $277.99             48
EQ/GLOBAL MULTI-SECTOR EQUITY................        1.25%            B           $ 79.43             84
EQ/GLOBAL MULTI-SECTOR EQUITY................        1.30%            B           $108.81              7
EQ/GLOBAL MULTI-SECTOR EQUITY................        1.34%            B           $181.09          1,848
EQ/GLOBAL MULTI-SECTOR EQUITY................        1.35%            B           $272.77              7
EQ/GLOBAL MULTI-SECTOR EQUITY................        1.45%            B           $254.37              1
EQ/GLOBAL MULTI-SECTOR EQUITY................        2.75%            B           $166.19             --
EQ/GLOBAL MULTI-SECTOR EQUITY................        2.75%            B           $293.92             22

EQ/INTERMEDIATE GOVERNMENT BOND INDEX........        0.25%            A           $101.85             --
EQ/INTERMEDIATE GOVERNMENT BOND INDEX........        0.50%            A           $112.11             --
EQ/INTERMEDIATE GOVERNMENT BOND INDEX........        0.70%            A           $159.65              1
EQ/INTERMEDIATE GOVERNMENT BOND INDEX........        0.90%            A           $171.04              3
EQ/INTERMEDIATE GOVERNMENT BOND INDEX........        1.00%            A           $ 89.89             29
EQ/INTERMEDIATE GOVERNMENT BOND INDEX........        1.00%            A           $170.93             --
EQ/INTERMEDIATE GOVERNMENT BOND INDEX........        1.20%            A           $156.03              2
EQ/INTERMEDIATE GOVERNMENT BOND INDEX........        1.34%            A           $173.15            402
EQ/INTERMEDIATE GOVERNMENT BOND INDEX........        1.35%            A           $166.81              4
EQ/INTERMEDIATE GOVERNMENT BOND INDEX........        1.45%            A           $139.56             --
EQ/INTERMEDIATE GOVERNMENT BOND INDEX........        0.25%            B           $145.25             --
EQ/INTERMEDIATE GOVERNMENT BOND INDEX........        0.50%            B           $141.57             --
EQ/INTERMEDIATE GOVERNMENT BOND INDEX........        0.70%            B           $145.42             --
EQ/INTERMEDIATE GOVERNMENT BOND INDEX........        0.80%            B           $102.89             --
EQ/INTERMEDIATE GOVERNMENT BOND INDEX........        0.90%            B           $144.85              2
EQ/INTERMEDIATE GOVERNMENT BOND INDEX........        0.95%            B           $141.32             63
EQ/INTERMEDIATE GOVERNMENT BOND INDEX........        1.00%            B           $114.21             --

----------
The accompanying notes are an integral part of these financial statements.

                                     FSA-30

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2010

                                                                                                   UNITS
                                                  CONTRACT                                      OUTSTANDING
                                                  CHARGES**     SHARE CLASS*     UNIT VALUE       (000'S)
                                                ------------   --------------   ------------   ------------
EQ/INTERMEDIATE GOVERNMENT BOND INDEX........        1.10%            B           $138.91             8
EQ/INTERMEDIATE GOVERNMENT BOND INDEX........        1.20%            B           $139.60            76
EQ/INTERMEDIATE GOVERNMENT BOND INDEX........        1.25%            B           $106.85            26
EQ/INTERMEDIATE GOVERNMENT BOND INDEX........        1.30%            B           $107.32             2

EQ/INTERNATIONAL CORE PLUS...................        0.25%            B           $120.13            --
EQ/INTERNATIONAL CORE PLUS...................        0.50%            B           $117.07            --
EQ/INTERNATIONAL CORE PLUS...................        0.70%            B           $129.17             3
EQ/INTERNATIONAL CORE PLUS...................        0.80%            B           $176.22            --
EQ/INTERNATIONAL CORE PLUS...................        0.90%            B           $126.25            23
EQ/INTERNATIONAL CORE PLUS...................        0.95%            B           $154.22            54
EQ/INTERNATIONAL CORE PLUS...................        1.00%            B           $124.81            --
EQ/INTERNATIONAL CORE PLUS...................        1.10%            B           $123.38            16
EQ/INTERNATIONAL CORE PLUS...................        1.20%            B           $121.97           224
EQ/INTERNATIONAL CORE PLUS...................        1.25%            B           $ 80.07            84
EQ/INTERNATIONAL CORE PLUS...................        1.30%            B           $ 92.85             4
EQ/INTERNATIONAL CORE PLUS...................        1.34%            B           $120.02           838
EQ/INTERNATIONAL CORE PLUS...................        1.35%            B           $119.88             1
EQ/INTERNATIONAL CORE PLUS...................        1.45%            B           $147.29            --

EQ/INTERNATIONAL GROWTH......................        0.00%            B           $159.59            --
EQ/INTERNATIONAL GROWTH......................        0.25%            B           $113.03            --
EQ/INTERNATIONAL GROWTH......................        0.25%            B           $157.35            --
EQ/INTERNATIONAL GROWTH......................        0.50%            B           $112.83            --
EQ/INTERNATIONAL GROWTH......................        0.50%            B           $155.13            --
EQ/INTERNATIONAL GROWTH......................        0.70%            B           $153.37             2
EQ/INTERNATIONAL GROWTH......................        0.80%            B           $184.08            --
EQ/INTERNATIONAL GROWTH......................        0.90%            B           $151.63            16
EQ/INTERNATIONAL GROWTH......................        0.95%            B           $151.19            29
EQ/INTERNATIONAL GROWTH......................        1.00%            B           $150.76            --
EQ/INTERNATIONAL GROWTH......................        1.10%            B           $149.90             8
EQ/INTERNATIONAL GROWTH......................        1.20%            B           $149.04            49
EQ/INTERNATIONAL GROWTH......................        1.25%            B           $ 92.14            18
EQ/INTERNATIONAL GROWTH......................        1.30%            B           $109.99             2
EQ/INTERNATIONAL GROWTH......................        1.34%            B           $147.79            10
EQ/INTERNATIONAL GROWTH......................        1.34%            B           $147.85           314
EQ/INTERNATIONAL GROWTH......................        1.35%            B           $147.77            --
EQ/INTERNATIONAL GROWTH......................        1.45%            B           $146.92            --

EQ/JPMORGAN VALUE OPPORTUNITIES..............        0.25%            B           $119.71            --
EQ/JPMORGAN VALUE OPPORTUNITIES..............        0.50%            B           $116.66            --
EQ/JPMORGAN VALUE OPPORTUNITIES..............        0.70%            B           $115.75             1
EQ/JPMORGAN VALUE OPPORTUNITIES..............        0.80%            B           $176.01            --
EQ/JPMORGAN VALUE OPPORTUNITIES..............        0.90%            B           $111.64             1
EQ/JPMORGAN VALUE OPPORTUNITIES..............        0.90%            B           $112.88             5
EQ/JPMORGAN VALUE OPPORTUNITIES..............        0.95%            B           $104.26            17
EQ/JPMORGAN VALUE OPPORTUNITIES..............        1.00%            B           $111.47            --
EQ/JPMORGAN VALUE OPPORTUNITIES..............        1.10%            B           $110.07             3
EQ/JPMORGAN VALUE OPPORTUNITIES..............        1.20%            B           $107.54            29
EQ/JPMORGAN VALUE OPPORTUNITIES..............        1.20%            B           $108.69             8
EQ/JPMORGAN VALUE OPPORTUNITIES..............        1.25%            B           $ 77.65             8
EQ/JPMORGAN VALUE OPPORTUNITIES..............        1.30%            B           $ 87.46             1

----------
The accompanying notes are an integral part of these financial statements.

                                     FSA-31

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2010

                                                                                             UNITS
                                            CONTRACT                                      OUTSTANDING
                                            CHARGES**     SHARE CLASS*     UNIT VALUE       (000'S)
                                          ------------   --------------   ------------   ------------
EQ/JPMORGAN VALUE OPPORTUNITIES........        1.34%            B           $134.73            306
EQ/JPMORGAN VALUE OPPORTUNITIES........        1.35%            B           $106.65              4
EQ/JPMORGAN VALUE OPPORTUNITIES........        1.45%            B           $104.20              1

EQ/LARGE CAP CORE PLUS.................        0.25%            B           $ 97.60             --
EQ/LARGE CAP CORE PLUS.................        0.50%            B           $ 95.11             --
EQ/LARGE CAP CORE PLUS.................        0.70%            B           $ 98.78             --
EQ/LARGE CAP CORE PLUS.................        0.80%            B           $168.28             --
EQ/LARGE CAP CORE PLUS.................        0.90%            B           $ 96.54              5
EQ/LARGE CAP CORE PLUS.................        0.95%            B           $ 95.99             10
EQ/LARGE CAP CORE PLUS.................        1.00%            B           $ 95.44             --
EQ/LARGE CAP CORE PLUS.................        1.10%            B           $ 94.35              1
EQ/LARGE CAP CORE PLUS.................        1.20%            B           $ 93.27             25
EQ/LARGE CAP CORE PLUS.................        1.25%            B           $ 83.52              3
EQ/LARGE CAP CORE PLUS.................        1.30%            B           $ 91.35             --
EQ/LARGE CAP CORE PLUS.................        1.34%            B           $ 91.78            129
EQ/LARGE CAP CORE PLUS.................        1.35%            B           $ 91.67             --
EQ/LARGE CAP CORE PLUS.................        1.45%            B           $ 90.62             --

EQ/LARGE CAP GROWTH INDEX..............        0.25%            B           $ 76.34             --
EQ/LARGE CAP GROWTH INDEX..............        0.50%            B           $ 74.39              1
EQ/LARGE CAP GROWTH INDEX..............        0.70%            B           $ 80.76              1
EQ/LARGE CAP GROWTH INDEX..............        0.80%            B           $172.65             --
EQ/LARGE CAP GROWTH INDEX..............        0.90%            B           $ 78.93             14
EQ/LARGE CAP GROWTH INDEX..............        0.95%            B           $ 78.48            100
EQ/LARGE CAP GROWTH INDEX..............        1.00%            B           $ 78.03             --
EQ/LARGE CAP GROWTH INDEX..............        1.10%            B           $ 77.14              6
EQ/LARGE CAP GROWTH INDEX..............        1.20%            B           $ 76.26            179
EQ/LARGE CAP GROWTH INDEX..............        1.25%            B           $100.91              8
EQ/LARGE CAP GROWTH INDEX..............        1.30%            B           $112.27              1
EQ/LARGE CAP GROWTH INDEX..............        1.34%            B           $ 75.04          1,314
EQ/LARGE CAP GROWTH INDEX..............        1.35%            B           $ 74.95              3
EQ/LARGE CAP GROWTH INDEX..............        1.45%            B           $ 74.09              1

EQ/LARGE CAP GROWTH PLUS...............        0.25%            B           $ 66.93             --
EQ/LARGE CAP GROWTH PLUS...............        0.50%            B           $ 65.22              1
EQ/LARGE CAP GROWTH PLUS...............        0.70%            B           $114.39              3
EQ/LARGE CAP GROWTH PLUS...............        0.80%            B           $170.13             --
EQ/LARGE CAP GROWTH PLUS...............        0.90%            B           $ 99.88              5
EQ/LARGE CAP GROWTH PLUS...............        0.90%            B           $111.55             24
EQ/LARGE CAP GROWTH PLUS...............        0.95%            B           $ 94.14             73
EQ/LARGE CAP GROWTH PLUS...............        1.00%            B           $110.16             --
EQ/LARGE CAP GROWTH PLUS...............        1.10%            B           $108.78              4
EQ/LARGE CAP GROWTH PLUS...............        1.20%            B           $103.14            145
EQ/LARGE CAP GROWTH PLUS...............        1.20%            B           $107.41              6
EQ/LARGE CAP GROWTH PLUS...............        1.25%            B           $ 94.63              4
EQ/LARGE CAP GROWTH PLUS...............        1.30%            B           $108.94              2
EQ/LARGE CAP GROWTH PLUS...............        1.34%            B           $157.73          1,338
EQ/LARGE CAP GROWTH PLUS...............        1.35%            B           $105.39             15
EQ/LARGE CAP GROWTH PLUS...............        1.45%            B           $ 99.94              6

EQ/LARGE CAP VALUE INDEX...............        0.00%            B           $ 63.43             --
EQ/LARGE CAP VALUE INDEX...............        0.25%            B           $ 62.61             --

----------
The accompanying notes are an integral part of these financial statements.

                                     FSA-32

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2010

                                                                                              UNITS
                                             CONTRACT                                      OUTSTANDING
                                             CHARGES**     SHARE CLASS*     UNIT VALUE       (000'S)
                                           ------------   --------------   ------------   ------------
EQ/LARGE CAP VALUE INDEX................        0.25%            B           $102.97             --
EQ/LARGE CAP VALUE INDEX................        0.25%            B           $131.70             --
EQ/LARGE CAP VALUE INDEX................        0.50%            B           $ 61.79             --
EQ/LARGE CAP VALUE INDEX................        0.50%            B           $102.79             --
EQ/LARGE CAP VALUE INDEX................        0.70%            B           $ 61.14             --
EQ/LARGE CAP VALUE INDEX................        0.80%            B           $172.11             --
EQ/LARGE CAP VALUE INDEX................        0.90%            B           $ 60.50              6
EQ/LARGE CAP VALUE INDEX................        0.95%            B           $ 60.34             17
EQ/LARGE CAP VALUE INDEX................        1.00%            B           $ 60.18             --
EQ/LARGE CAP VALUE INDEX................        1.10%            B           $ 59.86              5
EQ/LARGE CAP VALUE INDEX................        1.20%            B           $ 59.54             30
EQ/LARGE CAP VALUE INDEX................        1.25%            B           $ 50.06              9
EQ/LARGE CAP VALUE INDEX................        1.30%            B           $ 54.96              1
EQ/LARGE CAP VALUE INDEX................        1.34%            B           $ 59.10            207
EQ/LARGE CAP VALUE INDEX................        1.35%            B           $ 59.07              1
EQ/LARGE CAP VALUE INDEX................        1.45%            B           $ 58.76             --

EQ/LARGE CAP VALUE PLUS.................        0.50%            A           $118.77             --
EQ/LARGE CAP VALUE PLUS.................        0.70%            A           $107.70             10
EQ/LARGE CAP VALUE PLUS.................        0.90%            A           $105.27             66
EQ/LARGE CAP VALUE PLUS.................        1.00%            A           $104.07             --
EQ/LARGE CAP VALUE PLUS.................        1.20%            A           $101.70             79
EQ/LARGE CAP VALUE PLUS.................        1.34%            A           $100.08          6,915
EQ/LARGE CAP VALUE PLUS.................        1.35%            A           $ 99.96             39
EQ/LARGE CAP VALUE PLUS.................        1.45%            A           $105.70              6
EQ/LARGE CAP VALUE PLUS.................        0.25%            B           $120.64             --
EQ/LARGE CAP VALUE PLUS.................        0.50%            B           $117.56              2
EQ/LARGE CAP VALUE PLUS.................        0.70%            B           $106.61             21
EQ/LARGE CAP VALUE PLUS.................        0.70%            B           $107.70             --
EQ/LARGE CAP VALUE PLUS.................        0.80%            B           $169.85             --
EQ/LARGE CAP VALUE PLUS.................        0.90%            B           $104.20             17
EQ/LARGE CAP VALUE PLUS.................        0.90%            B           $105.27             --
EQ/LARGE CAP VALUE PLUS.................        0.95%            B           $109.88            280
EQ/LARGE CAP VALUE PLUS.................        1.00%            B           $104.07             --
EQ/LARGE CAP VALUE PLUS.................        1.10%            B           $101.84              5
EQ/LARGE CAP VALUE PLUS.................        1.10%            B           $102.88             --
EQ/LARGE CAP VALUE PLUS.................        1.20%            B           $100.67            639
EQ/LARGE CAP VALUE PLUS.................        1.20%            B           $101.70             --
EQ/LARGE CAP VALUE PLUS.................        1.25%            B           $ 65.79             16
EQ/LARGE CAP VALUE PLUS.................        1.30%            B           $ 72.56             14

EQ/LORD ABBETT GROWTH AND INCOME........        0.00%            B           $114.16             --
EQ/LORD ABBETT GROWTH AND INCOME........        0.25%            B           $112.55             --
EQ/LORD ABBETT GROWTH AND INCOME........        0.50%            B           $110.97             --
EQ/LORD ABBETT GROWTH AND INCOME........        0.70%            B           $109.70              2
EQ/LORD ABBETT GROWTH AND INCOME........        0.80%            B           $176.30             --
EQ/LORD ABBETT GROWTH AND INCOME........        0.90%            B           $108.46              8
EQ/LORD ABBETT GROWTH AND INCOME........        0.95%            B           $108.15             11
EQ/LORD ABBETT GROWTH AND INCOME........        1.00%            B           $107.84             --
EQ/LORD ABBETT GROWTH AND INCOME........        1.10%            B           $107.23              3
EQ/LORD ABBETT GROWTH AND INCOME........        1.20%            B           $106.61             17
EQ/LORD ABBETT GROWTH AND INCOME........        1.25%            B           $ 81.88              6

----------
The accompanying notes are an integral part of these financial statements.

                                     FSA-33

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2010

                                                                                              UNITS
                                             CONTRACT                                      OUTSTANDING
                                             CHARGES**     SHARE CLASS*     UNIT VALUE       (000'S)
                                           ------------   --------------   ------------   ------------
EQ/LORD ABBETT GROWTH AND INCOME........        1.30%            B          $ 89.08               1
EQ/LORD ABBETT GROWTH AND INCOME........        1.34%            B          $105.76             140
EQ/LORD ABBETT GROWTH AND INCOME........        1.35%            B          $105.70              --
EQ/LORD ABBETT GROWTH AND INCOME........        1.45%            B          $105.09              --

EQ/LORD ABBETT LARGE CAP CORE...........        0.00%            B          $131.24              --
EQ/LORD ABBETT LARGE CAP CORE...........        0.25%            B          $103.61              --
EQ/LORD ABBETT LARGE CAP CORE...........        0.25%            B          $129.40              --
EQ/LORD ABBETT LARGE CAP CORE...........        0.50%            B          $103.43              --
EQ/LORD ABBETT LARGE CAP CORE...........        0.50%            B          $127.57              --
EQ/LORD ABBETT LARGE CAP CORE...........        0.70%            B          $126.12               1
EQ/LORD ABBETT LARGE CAP CORE...........        0.80%            B          $161.43              --
EQ/LORD ABBETT LARGE CAP CORE...........        0.90%            B          $124.69               4
EQ/LORD ABBETT LARGE CAP CORE...........        0.95%            B          $124.33              18
EQ/LORD ABBETT LARGE CAP CORE...........        1.00%            B          $123.98              --
EQ/LORD ABBETT LARGE CAP CORE...........        1.10%            B          $123.27               9
EQ/LORD ABBETT LARGE CAP CORE...........        1.20%            B          $122.57              65
EQ/LORD ABBETT LARGE CAP CORE...........        1.25%            B          $ 96.29              29
EQ/LORD ABBETT LARGE CAP CORE...........        1.30%            B          $106.49               1
EQ/LORD ABBETT LARGE CAP CORE...........        1.34%            B          $121.59             211
EQ/LORD ABBETT LARGE CAP CORE...........        1.34%            B          $122.57               2
EQ/LORD ABBETT LARGE CAP CORE...........        1.35%            B          $121.52              --
EQ/LORD ABBETT LARGE CAP CORE...........        1.45%            B          $120.82              --

EQ/MID CAP INDEX........................        0.25%            B          $131.21              --
EQ/MID CAP INDEX........................        0.50%            B          $127.87               1
EQ/MID CAP INDEX........................        0.70%            B          $122.35              30
EQ/MID CAP INDEX........................        0.80%            B          $199.56              --
EQ/MID CAP INDEX........................        0.90%            B          $119.83              54
EQ/MID CAP INDEX........................        0.95%            B          $119.21             127
EQ/MID CAP INDEX........................        1.00%            B          $118.59              --
EQ/MID CAP INDEX........................        1.10%            B          $117.36              26
EQ/MID CAP INDEX........................        1.20%            B          $116.13             434
EQ/MID CAP INDEX........................        1.25%            B          $ 79.71              97
EQ/MID CAP INDEX........................        1.30%            B          $ 93.28               6
EQ/MID CAP INDEX........................        1.34%            B          $114.44           2,138
EQ/MID CAP INDEX........................        1.35%            B          $114.32               2
EQ/MID CAP INDEX........................        1.45%            B          $113.13              --

EQ/MID CAP VALUE PLUS...................        0.25%            B          $182.69              --
EQ/MID CAP VALUE PLUS...................        0.50%            B          $178.03               1
EQ/MID CAP VALUE PLUS...................        0.70%            B          $141.49               6
EQ/MID CAP VALUE PLUS...................        0.80%            B          $205.49              --
EQ/MID CAP VALUE PLUS...................        0.90%            B          $137.98              36
EQ/MID CAP VALUE PLUS...................        0.90%            B          $170.75               8
EQ/MID CAP VALUE PLUS...................        0.95%            B          $173.32             142
EQ/MID CAP VALUE PLUS...................        1.00%            B          $136.25              --
EQ/MID CAP VALUE PLUS...................        1.10%            B          $134.55              12
EQ/MID CAP VALUE PLUS...................        1.20%            B          $132.44             333
EQ/MID CAP VALUE PLUS...................        1.20%            B          $132.85              28
EQ/MID CAP VALUE PLUS...................        1.25%            B          $ 84.92              26
EQ/MID CAP VALUE PLUS...................        1.30%            B          $ 97.37              11

----------
The accompanying notes are an integral part of these financial statements.

                                     FSA-34

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2010

                                                                                              UNITS
                                             CONTRACT                                      OUTSTANDING
                                             CHARGES**     SHARE CLASS*     UNIT VALUE       (000'S)
                                           ------------   --------------   ------------   ------------
EQ/MID CAP VALUE PLUS...................        1.34%            B           $164.68          2,473
EQ/MID CAP VALUE PLUS...................        1.35%            B           $130.36             12
EQ/MID CAP VALUE PLUS...................        1.45%            B           $128.33              2

EQ/MONEY MARKET.........................        0.25%            A           $ 99.88             --
EQ/MONEY MARKET.........................        0.50%            A           $106.54             --
EQ/MONEY MARKET.........................        0.70%            A           $134.83              1
EQ/MONEY MARKET.........................        0.90%            A           $140.88             23
EQ/MONEY MARKET.........................        1.00%            A           $ 47.33             40
EQ/MONEY MARKET.........................        1.00%            A           $141.87             --
EQ/MONEY MARKET.........................        1.20%            A           $131.00              1
EQ/MONEY MARKET.........................        1.35%            A           $142.11            140
EQ/MONEY MARKET.........................        1.35%            A           $142.80             26
EQ/MONEY MARKET.........................        1.45%            A           $118.78              1
EQ/MONEY MARKET.........................        1.75%            A           $ 36.15          1,290
EQ/MONEY MARKET.........................        0.25%            B           $120.51             --
EQ/MONEY MARKET.........................        0.50%            B           $117.46             --
EQ/MONEY MARKET.........................        0.70%            B           $121.41              2
EQ/MONEY MARKET.........................        0.80%            B           $ 98.57             --
EQ/MONEY MARKET.........................        0.90%            B           $111.89             --
EQ/MONEY MARKET.........................        0.90%            B           $123.68              1
EQ/MONEY MARKET.........................        0.95%            B           $117.99            179
EQ/MONEY MARKET.........................        1.00%            B           $107.21             --
EQ/MONEY MARKET.........................        1.10%            B           $115.98             30
EQ/MONEY MARKET.........................        1.20%            B           $118.97             49
EQ/MONEY MARKET.........................        1.25%            B           $ 99.85             62
EQ/MONEY MARKET.........................        1.30%            B           $102.12              5

EQ/MONTAG & CALDWELL GROWTH.............        0.00%            B           $135.96             --
EQ/MONTAG & CALDWELL GROWTH.............        0.25%            B           $133.86             --
EQ/MONTAG & CALDWELL GROWTH.............        0.50%            B           $131.79             --
EQ/MONTAG & CALDWELL GROWTH.............        0.70%            B           $130.14              1
EQ/MONTAG & CALDWELL GROWTH.............        0.80%            B           $153.70             --
EQ/MONTAG & CALDWELL GROWTH.............        0.90%            B           $128.52              5
EQ/MONTAG & CALDWELL GROWTH.............        0.95%            B           $128.12             23
EQ/MONTAG & CALDWELL GROWTH.............        1.00%            B           $127.72             --
EQ/MONTAG & CALDWELL GROWTH.............        1.10%            B           $126.92              6
EQ/MONTAG & CALDWELL GROWTH.............        1.20%            B           $126.12             47
EQ/MONTAG & CALDWELL GROWTH.............        1.25%            B           $ 99.74             17
EQ/MONTAG & CALDWELL GROWTH.............        1.30%            B           $110.04              2
EQ/MONTAG & CALDWELL GROWTH.............        1.34%            B           $125.01            224
EQ/MONTAG & CALDWELL GROWTH.............        1.35%            B           $124.93             --
EQ/MONTAG & CALDWELL GROWTH.............        1.45%            B           $124.15             --

EQ/MORGAN STANLEY MID CAP GROWTH........        0.00%            B           $182.78             --
EQ/MORGAN STANLEY MID CAP GROWTH........        0.25%            B           $180.20             --
EQ/MORGAN STANLEY MID CAP GROWTH........        0.50%            B           $177.66              1
EQ/MORGAN STANLEY MID CAP GROWTH........        0.70%            B           $175.64              2
EQ/MORGAN STANLEY MID CAP GROWTH........        0.80%            B           $220.04             --
EQ/MORGAN STANLEY MID CAP GROWTH........        0.90%            B           $173.65             27
EQ/MORGAN STANLEY MID CAP GROWTH........        0.95%            B           $173.16             48
EQ/MORGAN STANLEY MID CAP GROWTH........        1.00%            B           $172.66             --

----------
The accompanying notes are an integral part of these financial statements.

                                     FSA-35

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2010

                                                                                              UNITS
                                             CONTRACT                                      OUTSTANDING
                                             CHARGES**     SHARE CLASS*     UNIT VALUE       (000'S)
                                           ------------   --------------   ------------   ------------
EQ/MORGAN STANLEY MID CAP GROWTH........        1.10%            B           $171.68            19
EQ/MORGAN STANLEY MID CAP GROWTH........        1.20%            B           $170.69           149
EQ/MORGAN STANLEY MID CAP GROWTH........        1.25%            B           $111.42            58
EQ/MORGAN STANLEY MID CAP GROWTH........        1.30%            B           $132.02             3
EQ/MORGAN STANLEY MID CAP GROWTH........        1.34%            B           $169.33           688
EQ/MORGAN STANLEY MID CAP GROWTH........        1.35%            B           $169.23             1
EQ/MORGAN STANLEY MID CAP GROWTH........        1.45%            B           $168.26             1

EQ/MUTUAL LARGE CAP EQUITY..............        0.00%            B           $ 94.78            --
EQ/MUTUAL LARGE CAP EQUITY..............        0.25%            B           $ 93.76            --
EQ/MUTUAL LARGE CAP EQUITY..............        0.50%            B           $ 92.75            --
EQ/MUTUAL LARGE CAP EQUITY..............        0.70%            B           $ 91.95             1
EQ/MUTUAL LARGE CAP EQUITY..............        0.80%            B           $161.51            --
EQ/MUTUAL LARGE CAP EQUITY..............        0.90%            B           $ 91.15             6
EQ/MUTUAL LARGE CAP EQUITY..............        0.95%            B           $ 90.96            15
EQ/MUTUAL LARGE CAP EQUITY..............        1.00%            B           $ 90.76            --
EQ/MUTUAL LARGE CAP EQUITY..............        1.10%            B           $ 90.36             2
EQ/MUTUAL LARGE CAP EQUITY..............        1.20%            B           $ 89.97            51
EQ/MUTUAL LARGE CAP EQUITY..............        1.25%            B           $ 77.04             4
EQ/MUTUAL LARGE CAP EQUITY..............        1.30%            B           $ 86.73            11
EQ/MUTUAL LARGE CAP EQUITY..............        1.34%            B           $ 89.42           252
EQ/MUTUAL LARGE CAP EQUITY..............        1.35%            B           $ 89.38            --
EQ/MUTUAL LARGE CAP EQUITY..............        1.45%            B           $ 88.99            --

EQ/OPPENHEIMER GLOBAL...................        0.00%            B           $111.42            --
EQ/OPPENHEIMER GLOBAL...................        0.25%            B           $110.22            --
EQ/OPPENHEIMER GLOBAL...................        0.50%            B           $109.04            --
EQ/OPPENHEIMER GLOBAL...................        0.70%            B           $108.09             1
EQ/OPPENHEIMER GLOBAL...................        0.80%            B           $182.45            --
EQ/OPPENHEIMER GLOBAL...................        0.90%            B           $107.16             6
EQ/OPPENHEIMER GLOBAL...................        0.95%            B           $106.93            27
EQ/OPPENHEIMER GLOBAL...................        1.00%            B           $106.69            --
EQ/OPPENHEIMER GLOBAL...................        1.10%            B           $106.23            12
EQ/OPPENHEIMER GLOBAL...................        1.20%            B           $105.76            52
EQ/OPPENHEIMER GLOBAL...................        1.25%            B           $ 86.98            17
EQ/OPPENHEIMER GLOBAL...................        1.30%            B           $ 99.82             1
EQ/OPPENHEIMER GLOBAL...................        1.34%            B           $105.12           240
EQ/OPPENHEIMER GLOBAL...................        1.35%            B           $105.07            --
EQ/OPPENHEIMER GLOBAL...................        1.45%            B           $104.61            --

EQ/PIMCO ULTRA SHORT BOND...............        1.10%            A           $100.28             2
EQ/PIMCO ULTRA SHORT BOND...............        1.25%            A           $100.08            --
EQ/PIMCO ULTRA SHORT BOND...............        0.00%            B           $117.24            --
EQ/PIMCO ULTRA SHORT BOND...............        0.25%            B           $115.59            --
EQ/PIMCO ULTRA SHORT BOND...............        0.50%            B           $113.96            --
EQ/PIMCO ULTRA SHORT BOND...............        0.70%            B           $112.66             5
EQ/PIMCO ULTRA SHORT BOND...............        0.80%            B           $106.64            --
EQ/PIMCO ULTRA SHORT BOND...............        0.90%            B           $111.38            28
EQ/PIMCO ULTRA SHORT BOND...............        0.95%            B           $111.07           189
EQ/PIMCO ULTRA SHORT BOND...............        1.00%            B           $110.75            --
EQ/PIMCO ULTRA SHORT BOND...............        1.10%            B           $110.12            53
EQ/PIMCO ULTRA SHORT BOND...............        1.20%            B           $109.49           180

----------
The accompanying notes are an integral part of these financial statements.

                                     FSA-36

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2010

                                                                                           UNITS
                                          CONTRACT                                      OUTSTANDING
                                          CHARGES**     SHARE CLASS*     UNIT VALUE       (000'S)
                                        ------------   --------------   ------------   ------------
EQ/PIMCO ULTRA SHORT BOND............        1.25%            B           $110.58            96
EQ/PIMCO ULTRA SHORT BOND............        1.30%            B           $109.98             6
EQ/PIMCO ULTRA SHORT BOND............        1.34%            B           $108.61           776
EQ/PIMCO ULTRA SHORT BOND............        1.35%            B           $108.55            --
EQ/PIMCO ULTRA SHORT BOND............        1.45%            B           $107.93            --

EQ/QUALITY BOND PLUS.................        0.25%            A           $112.68            --
EQ/QUALITY BOND PLUS.................        0.50%            A           $109.76            --
EQ/QUALITY BOND PLUS.................        0.70%            A           $164.63             2
EQ/QUALITY BOND PLUS.................        0.90%            A           $182.03             9
EQ/QUALITY BOND PLUS.................        1.00%            A           $182.86            --
EQ/QUALITY BOND PLUS.................        1.20%            A           $162.21             2
EQ/QUALITY BOND PLUS.................        1.34%            A           $180.35           642
EQ/QUALITY BOND PLUS.................        1.35%            A           $190.04             8
EQ/QUALITY BOND PLUS.................        1.45%            A           $141.77            --
EQ/QUALITY BOND PLUS.................        0.25%            B           $148.62            --
EQ/QUALITY BOND PLUS.................        0.50%            B           $144.85            --
EQ/QUALITY BOND PLUS.................        0.70%            B           $149.06            --
EQ/QUALITY BOND PLUS.................        0.80%            B           $112.28            --
EQ/QUALITY BOND PLUS.................        0.90%            B           $147.22             4
EQ/QUALITY BOND PLUS.................        0.95%            B           $144.86            93
EQ/QUALITY BOND PLUS.................        1.00%            B           $117.14            --
EQ/QUALITY BOND PLUS.................        1.10%            B           $142.39            12
EQ/QUALITY BOND PLUS.................        1.20%            B           $142.01           108
EQ/QUALITY BOND PLUS.................        1.25%            B           $105.00            36
EQ/QUALITY BOND PLUS.................        1.30%            B           $105.17             4

EQ/SMALL COMPANY INDEX...............        0.25%            B           $174.79            --
EQ/SMALL COMPANY INDEX...............        0.50%            B           $170.86            --
EQ/SMALL COMPANY INDEX...............        0.70%            B           $167.76            23
EQ/SMALL COMPANY INDEX...............        0.80%            B           $201.12            --
EQ/SMALL COMPANY INDEX...............        0.90%            B           $164.72            26
EQ/SMALL COMPANY INDEX...............        0.95%            B           $163.97            42
EQ/SMALL COMPANY INDEX...............        1.00%            B           $163.22            --
EQ/SMALL COMPANY INDEX...............        1.10%            B           $161.73            11
EQ/SMALL COMPANY INDEX...............        1.20%            B           $160.25           188
EQ/SMALL COMPANY INDEX...............        1.25%            B           $ 90.99            56
EQ/SMALL COMPANY INDEX...............        1.30%            B           $100.26             4
EQ/SMALL COMPANY INDEX...............        1.34%            B           $158.20           897
EQ/SMALL COMPANY INDEX...............        1.35%            B           $158.06             2
EQ/SMALL COMPANY INDEX...............        1.45%            B           $156.61            --

EQ/T. ROWE PRICE GROWTH STOCK........        0.00%            B           $114.56            --
EQ/T. ROWE PRICE GROWTH STOCK........        0.25%            B           $112.79            --
EQ/T. ROWE PRICE GROWTH STOCK........        0.50%            B           $111.04            --
EQ/T. ROWE PRICE GROWTH STOCK........        0.70%            B           $109.66            16
EQ/T. ROWE PRICE GROWTH STOCK........        0.80%            B           $171.34            --
EQ/T. ROWE PRICE GROWTH STOCK........        0.90%            B           $108.29            27
EQ/T. ROWE PRICE GROWTH STOCK........        0.95%            B           $107.95            56
EQ/T. ROWE PRICE GROWTH STOCK........        1.00%            B           $107.61            --
EQ/T. ROWE PRICE GROWTH STOCK........        1.10%            B           $106.94            15
EQ/T. ROWE PRICE GROWTH STOCK........        1.20%            B           $106.26           266

----------
The accompanying notes are an integral part of these financial statements.

                                     FSA-37

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2010

                                                                                           UNITS
                                          CONTRACT                                      OUTSTANDING
                                          CHARGES**     SHARE CLASS*     UNIT VALUE       (000'S)
                                        ------------   --------------   ------------   ------------
EQ/T. ROWE PRICE GROWTH STOCK........        1.25%            B          $ 90.23             64
EQ/T. ROWE PRICE GROWTH STOCK........        1.30%            B          $ 97.71              2
EQ/T. ROWE PRICE GROWTH STOCK........        1.34%            B          $105.33            853
EQ/T. ROWE PRICE GROWTH STOCK........        1.35%            B          $105.27              2
EQ/T. ROWE PRICE GROWTH STOCK........        1.45%            B          $104.60             --

EQ/TEMPLETON GLOBAL EQUITY...........        0.00%            B          $ 91.65             --
EQ/TEMPLETON GLOBAL EQUITY...........        0.25%            B          $ 90.67             --
EQ/TEMPLETON GLOBAL EQUITY...........        0.50%            B          $ 89.69             --
EQ/TEMPLETON GLOBAL EQUITY...........        0.70%            B          $ 88.92              1
EQ/TEMPLETON GLOBAL EQUITY...........        0.80%            B          $164.17             --
EQ/TEMPLETON GLOBAL EQUITY...........        0.90%            B          $ 88.15              7
EQ/TEMPLETON GLOBAL EQUITY...........        0.95%            B          $ 87.95             18
EQ/TEMPLETON GLOBAL EQUITY...........        1.00%            B          $ 87.76             --
EQ/TEMPLETON GLOBAL EQUITY...........        1.10%            B          $ 87.38              5
EQ/TEMPLETON GLOBAL EQUITY...........        1.20%            B          $ 87.00             65
EQ/TEMPLETON GLOBAL EQUITY...........        1.25%            B          $ 74.91              8
EQ/TEMPLETON GLOBAL EQUITY...........        1.30%            B          $ 83.93             10
EQ/TEMPLETON GLOBAL EQUITY...........        1.34%            B          $ 86.47            249
EQ/TEMPLETON GLOBAL EQUITY...........        1.35%            B          $ 86.43             --
EQ/TEMPLETON GLOBAL EQUITY...........        1.45%            B          $ 86.05             --

EQ/UBS GROWTH & INCOME...............        0.00%            B          $123.85             --
EQ/UBS GROWTH & INCOME...............        0.25%            B          $121.94             --
EQ/UBS GROWTH & INCOME...............        0.50%            B          $120.05             --
EQ/UBS GROWTH & INCOME...............        0.70%            B          $118.55             --
EQ/UBS GROWTH & INCOME...............        0.80%            B          $176.22             --
EQ/UBS GROWTH & INCOME...............        0.90%            B          $117.08              2
EQ/UBS GROWTH & INCOME...............        0.95%            B          $116.71              8
EQ/UBS GROWTH & INCOME...............        1.00%            B          $116.35             --
EQ/UBS GROWTH & INCOME...............        1.10%            B          $115.62              2
EQ/UBS GROWTH & INCOME...............        1.20%            B          $114.89             52
EQ/UBS GROWTH & INCOME...............        1.25%            B          $ 80.11             20
EQ/UBS GROWTH & INCOME...............        1.30%            B          $ 88.75              1
EQ/UBS GROWTH & INCOME...............        1.34%            B          $113.88            121
EQ/UBS GROWTH & INCOME...............        1.35%            B          $113.81             --
EQ/UBS GROWTH & INCOME...............        1.45%            B          $113.09             --

EQ/VAN KAMPEN COMSTOCK...............        0.00%            B          $110.93             --
EQ/VAN KAMPEN COMSTOCK...............        0.25%            B          $109.36             --
EQ/VAN KAMPEN COMSTOCK...............        0.50%            B          $107.82             --
EQ/VAN KAMPEN COMSTOCK...............        0.70%            B          $106.60             --
EQ/VAN KAMPEN COMSTOCK...............        0.80%            B          $179.16             --
EQ/VAN KAMPEN COMSTOCK...............        0.90%            B          $105.39              4
EQ/VAN KAMPEN COMSTOCK...............        0.95%            B          $105.09             20
EQ/VAN KAMPEN COMSTOCK...............        1.00%            B          $104.79             --
EQ/VAN KAMPEN COMSTOCK...............        1.10%            B          $104.19              4
EQ/VAN KAMPEN COMSTOCK...............        1.20%            B          $103.59             27
EQ/VAN KAMPEN COMSTOCK...............        1.25%            B          $ 81.29              5
EQ/VAN KAMPEN COMSTOCK...............        1.30%            B          $ 88.87              1
EQ/VAN KAMPEN COMSTOCK...............        1.34%            B          $102.76            166
EQ/VAN KAMPEN COMSTOCK...............        1.35%            B          $102.70             --

----------
The accompanying notes are an integral part of these financial statements.

                                     FSA-38

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2010

                                                                                                        UNITS
                                                    CONTRACT                                         OUTSTANDING
                                                    CHARGES**       SHARE CLASS*      UNIT VALUE       (000'S)
                                                  ------------   -----------------   ------------   ------------
EQ/VAN KAMPEN COMSTOCK.........................        1.45%            B              $102.11            --

EQ/WELLS FARGO ADVANTAGE OMEGA GROWTH..........        0.25%            B              $120.62            --
EQ/WELLS FARGO ADVANTAGE OMEGA GROWTH..........        0.50%            B              $117.54            --
EQ/WELLS FARGO ADVANTAGE OMEGA GROWTH..........        0.70%            B              $118.88             4
EQ/WELLS FARGO ADVANTAGE OMEGA GROWTH..........        0.80%            B              $177.49            --
EQ/WELLS FARGO ADVANTAGE OMEGA GROWTH..........        0.90%            B              $116.19            11
EQ/WELLS FARGO ADVANTAGE OMEGA GROWTH..........        0.95%            B              $115.52            53
EQ/WELLS FARGO ADVANTAGE OMEGA GROWTH..........        1.00%            B              $114.86            --
EQ/WELLS FARGO ADVANTAGE OMEGA GROWTH..........        1.10%            B              $113.55            17
EQ/WELLS FARGO ADVANTAGE OMEGA GROWTH..........        1.20%            B              $112.25            85
EQ/WELLS FARGO ADVANTAGE OMEGA GROWTH..........        1.25%            B              $113.94            20
EQ/WELLS FARGO ADVANTAGE OMEGA GROWTH..........        1.30%            B              $130.49             1
EQ/WELLS FARGO ADVANTAGE OMEGA GROWTH..........        1.34%            B              $110.46           470
EQ/WELLS FARGO ADVANTAGE OMEGA GROWTH..........        1.35%            B              $110.33            --
EQ/WELLS FARGO ADVANTAGE OMEGA GROWTH..........        1.45%            B              $109.06            --

FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO........        0.00%     Service Class 2       $106.76            --
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO........        0.25%     Service Class 2       $106.58            --
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO........        0.25%     Service Class 2       $117.99            --
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO........        0.50%     Service Class 2       $106.39            --
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO........        0.50%     Service Class 2       $117.89            --
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO........        0.70%     Service Class 2       $106.24            --
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO........        0.70%     Service Class 2       $117.81            --
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO........        0.80%     Service Class 2       $106.17            --
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO........        0.90%     Service Class 2       $106.10            --
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO........        0.90%     Service Class 2       $117.74             1
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO........        0.95%     Service Class 2       $117.72             6
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO........        1.00%     Service Class 2       $106.02            --
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO........        1.10%     Service Class 2       $105.95             2
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO........        1.20%     Service Class 2       $105.87            46
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO........        1.20%     Service Class 2       $117.62             6
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO........        1.25%     Service Class 2       $117.60            11
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO........        1.34%     Service Class 2       $117.57            75

FIDELITY(R) VIP EQUITY-INCOME PORTFOLIO........        0.00%     Service Class 2       $103.53            --
FIDELITY(R) VIP EQUITY-INCOME PORTFOLIO........        0.25%     Service Class 2       $103.36            --
FIDELITY(R) VIP EQUITY-INCOME PORTFOLIO........        0.50%     Service Class 2       $103.18            --
FIDELITY(R) VIP EQUITY-INCOME PORTFOLIO........        0.70%     Service Class 2       $103.03            --
FIDELITY(R) VIP EQUITY-INCOME PORTFOLIO........        0.80%     Service Class 2       $102.96            --
FIDELITY(R) VIP EQUITY-INCOME PORTFOLIO........        0.90%     Service Class 2       $102.89            --
FIDELITY(R) VIP EQUITY-INCOME PORTFOLIO........        1.00%     Service Class 2       $102.82            --
FIDELITY(R) VIP EQUITY-INCOME PORTFOLIO........        1.10%     Service Class 2       $102.74            --
FIDELITY(R) VIP EQUITY-INCOME PORTFOLIO........        1.20%     Service Class 2       $102.67             2

FIDELITY(R) VIP MID CAP PORTFOLIO..............        0.00%     Service Class 2       $113.34            --
FIDELITY(R) VIP MID CAP PORTFOLIO..............        0.25%     Service Class 2       $113.14            --
FIDELITY(R) VIP MID CAP PORTFOLIO..............        0.50%     Service Class 2       $112.95            --
FIDELITY(R) VIP MID CAP PORTFOLIO..............        0.70%     Service Class 2       $112.79            --
FIDELITY(R) VIP MID CAP PORTFOLIO..............        0.80%     Service Class 2       $112.71            --
FIDELITY(R) VIP MID CAP PORTFOLIO..............        0.90%     Service Class 2       $112.63            --
FIDELITY(R) VIP MID CAP PORTFOLIO..............        1.00%     Service Class 2       $112.55            --

----------
The accompanying notes are an integral part of these financial statements.

                                     FSA-39

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2010

                                                                                                       UNITS
                                                   CONTRACT                                         OUTSTANDING
                                                   CHARGES**       SHARE CLASS*      UNIT VALUE       (000'S)
                                                 ------------   -----------------   ------------   ------------
FIDELITY(R) VIP MID CAP PORTFOLIO.............        1.10%     Service Class 2       $112.47           --
FIDELITY(R) VIP MID CAP PORTFOLIO.............        1.20%     Service Class 2       $112.39           13

GOLDMAN SACHS VIT MID CAP VALUE FUND..........        0.00%      Service Shares       $108.47           --
GOLDMAN SACHS VIT MID CAP VALUE FUND..........        0.25%      Service Shares       $108.29           --
GOLDMAN SACHS VIT MID CAP VALUE FUND..........        0.50%      Service Shares       $108.10           --
GOLDMAN SACHS VIT MID CAP VALUE FUND..........        0.70%      Service Shares       $107.95           --
GOLDMAN SACHS VIT MID CAP VALUE FUND..........        0.80%      Service Shares       $107.87           --
GOLDMAN SACHS VIT MID CAP VALUE FUND..........        0.90%      Service Shares       $107.80           --
GOLDMAN SACHS VIT MID CAP VALUE FUND..........        1.00%      Service Shares       $107.72           --
GOLDMAN SACHS VIT MID CAP VALUE FUND..........        1.10%      Service Shares       $107.65           --
GOLDMAN SACHS VIT MID CAP VALUE FUND..........        1.20%      Service Shares       $107.57            3

INVESCO V.I. FINANCIAL SERVICES FUND..........        0.00%        Series II          $ 94.40           --
INVESCO V.I. FINANCIAL SERVICES FUND..........        0.25%        Series II          $ 94.23           --
INVESCO V.I. FINANCIAL SERVICES FUND..........        0.50%        Series II          $ 94.07           --
INVESCO V.I. FINANCIAL SERVICES FUND..........        0.70%        Series II          $ 93.94           --
INVESCO V.I. FINANCIAL SERVICES FUND..........        0.80%        Series II          $ 93.87           --
INVESCO V.I. FINANCIAL SERVICES FUND..........        0.90%        Series II          $ 93.81           --
INVESCO V.I. FINANCIAL SERVICES FUND..........        1.00%        Series II          $ 93.74           --
INVESCO V.I. FINANCIAL SERVICES FUND..........        1.10%        Series II          $ 93.68           --
INVESCO V.I. FINANCIAL SERVICES FUND..........        1.20%        Series II          $ 93.61           --

INVESCO V.I. GLOBAL REAL ESTATE FUND..........        0.00%        Series II          $111.53           --
INVESCO V.I. GLOBAL REAL ESTATE FUND..........        0.25%        Series II          $109.61           --
INVESCO V.I. GLOBAL REAL ESTATE FUND..........        0.25%        Series II          $111.34           --
INVESCO V.I. GLOBAL REAL ESTATE FUND..........        0.50%        Series II          $109.52           --
INVESCO V.I. GLOBAL REAL ESTATE FUND..........        0.50%        Series II          $111.15           --
INVESCO V.I. GLOBAL REAL ESTATE FUND..........        0.70%        Series II          $109.44           --
INVESCO V.I. GLOBAL REAL ESTATE FUND..........        0.70%        Series II          $110.99           --
INVESCO V.I. GLOBAL REAL ESTATE FUND..........        0.80%        Series II          $110.92           --
INVESCO V.I. GLOBAL REAL ESTATE FUND..........        0.90%        Series II          $109.37           --
INVESCO V.I. GLOBAL REAL ESTATE FUND..........        0.90%        Series II          $110.84           --
INVESCO V.I. GLOBAL REAL ESTATE FUND..........        0.95%        Series II          $109.35            4
INVESCO V.I. GLOBAL REAL ESTATE FUND..........        1.00%        Series II          $110.76           --
INVESCO V.I. GLOBAL REAL ESTATE FUND..........        1.10%        Series II          $110.68            1
INVESCO V.I. GLOBAL REAL ESTATE FUND..........        1.20%        Series II          $109.26            1
INVESCO V.I. GLOBAL REAL ESTATE FUND..........        1.20%        Series II          $110.61           10
INVESCO V.I. GLOBAL REAL ESTATE FUND..........        1.25%        Series II          $109.25            2
INVESCO V.I. GLOBAL REAL ESTATE FUND..........        1.34%        Series II          $109.21           15

INVESCO V.I. INTERNATIONAL GROWTH FUND........        0.00%        Series II          $110.41           --
INVESCO V.I. INTERNATIONAL GROWTH FUND........        0.25%        Series II          $110.22           --
INVESCO V.I. INTERNATIONAL GROWTH FUND........        0.50%        Series II          $110.03           --
INVESCO V.I. INTERNATIONAL GROWTH FUND........        0.70%        Series II          $109.87           --
INVESCO V.I. INTERNATIONAL GROWTH FUND........        0.80%        Series II          $109.80           --
INVESCO V.I. INTERNATIONAL GROWTH FUND........        0.90%        Series II          $109.72           --
INVESCO V.I. INTERNATIONAL GROWTH FUND........        1.00%        Series II          $109.64           --
INVESCO V.I. INTERNATIONAL GROWTH FUND........        1.10%        Series II          $109.57            1
INVESCO V.I. INTERNATIONAL GROWTH FUND........        1.20%        Series II          $109.49           11

INVESCO V.I. MID CAP CORE EQUITY FUND.........        0.00%        Series II          $105.14           --
INVESCO V.I. MID CAP CORE EQUITY FUND.........        0.25%        Series II          $104.96           --

----------
The accompanying notes are an integral part of these financial statements.

                                     FSA-40

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2010

                                                                                                    UNITS
                                                  CONTRACT                                       OUTSTANDING
                                                  CHARGES**      SHARE CLASS*     UNIT VALUE       (000'S)
                                                ------------   ---------------   ------------   ------------
INVESCO V.I. MID CAP CORE EQUITY FUND........        0.25%        Series II        $115.07           --
INVESCO V.I. MID CAP CORE EQUITY FUND........        0.50%        Series II        $104.77           --
INVESCO V.I. MID CAP CORE EQUITY FUND........        0.50%        Series II        $114.97           --
INVESCO V.I. MID CAP CORE EQUITY FUND........        0.70%        Series II        $104.63           --
INVESCO V.I. MID CAP CORE EQUITY FUND........        0.70%        Series II        $114.89           --
INVESCO V.I. MID CAP CORE EQUITY FUND........        0.80%        Series II        $104.55           --
INVESCO V.I. MID CAP CORE EQUITY FUND........        0.90%        Series II        $104.48           --
INVESCO V.I. MID CAP CORE EQUITY FUND........        0.90%        Series II        $114.82           --
INVESCO V.I. MID CAP CORE EQUITY FUND........        0.95%        Series II        $114.80            1
INVESCO V.I. MID CAP CORE EQUITY FUND........        1.00%        Series II        $104.41           --
INVESCO V.I. MID CAP CORE EQUITY FUND........        1.10%        Series II        $104.33           --
INVESCO V.I. MID CAP CORE EQUITY FUND........        1.20%        Series II        $104.26            4
INVESCO V.I. MID CAP CORE EQUITY FUND........        1.20%        Series II        $114.70            1
INVESCO V.I. MID CAP CORE EQUITY FUND........        1.25%        Series II        $114.69            1
INVESCO V.I. MID CAP CORE EQUITY FUND........        1.34%        Series II        $114.65            9

INVESCO V.I. SMALL CAP EQUITY FUND...........        0.00%        Series II        $109.49           --
INVESCO V.I. SMALL CAP EQUITY FUND...........        0.25%        Series II        $109.30           --
INVESCO V.I. SMALL CAP EQUITY FUND...........        0.25%        Series II        $124.76           --
INVESCO V.I. SMALL CAP EQUITY FUND...........        0.50%        Series II        $109.11           --
INVESCO V.I. SMALL CAP EQUITY FUND...........        0.50%        Series II        $124.66           --
INVESCO V.I. SMALL CAP EQUITY FUND...........        0.70%        Series II        $108.96           --
INVESCO V.I. SMALL CAP EQUITY FUND...........        0.70%        Series II        $124.58           --
INVESCO V.I. SMALL CAP EQUITY FUND...........        0.80%        Series II        $108.88           --
INVESCO V.I. SMALL CAP EQUITY FUND...........        0.90%        Series II        $108.80           --
INVESCO V.I. SMALL CAP EQUITY FUND...........        0.90%        Series II        $124.50           --
INVESCO V.I. SMALL CAP EQUITY FUND...........        0.95%        Series II        $124.48            1
INVESCO V.I. SMALL CAP EQUITY FUND...........        1.00%        Series II        $108.73           --
INVESCO V.I. SMALL CAP EQUITY FUND...........        1.10%        Series II        $108.65           --
INVESCO V.I. SMALL CAP EQUITY FUND...........        1.20%        Series II        $108.58            2
INVESCO V.I. SMALL CAP EQUITY FUND...........        1.20%        Series II        $124.37           --
INVESCO V.I. SMALL CAP EQUITY FUND...........        1.25%        Series II        $124.35           --
INVESCO V.I. SMALL CAP EQUITY FUND...........        1.34%        Series II        $124.31            2

IVY FUNDS VIP ENERGY.........................        0.00%      Common Shares      $114.48           --
IVY FUNDS VIP ENERGY.........................        0.25%      Common Shares      $114.28           --
IVY FUNDS VIP ENERGY.........................        0.25%      Common Shares      $129.01           --
IVY FUNDS VIP ENERGY.........................        0.50%      Common Shares      $114.08           --
IVY FUNDS VIP ENERGY.........................        0.50%      Common Shares      $128.90           --
IVY FUNDS VIP ENERGY.........................        0.70%      Common Shares      $113.92           --
IVY FUNDS VIP ENERGY.........................        0.70%      Common Shares      $128.82           --
IVY FUNDS VIP ENERGY.........................        0.80%      Common Shares      $113.84           --
IVY FUNDS VIP ENERGY.........................        0.90%      Common Shares      $113.76           --
IVY FUNDS VIP ENERGY.........................        0.90%      Common Shares      $128.73           --
IVY FUNDS VIP ENERGY.........................        0.95%      Common Shares      $128.71            3
IVY FUNDS VIP ENERGY.........................        1.00%      Common Shares      $113.68           --
IVY FUNDS VIP ENERGY.........................        1.10%      Common Shares      $113.60           --
IVY FUNDS VIP ENERGY.........................        1.20%      Common Shares      $113.52           10
IVY FUNDS VIP ENERGY.........................        1.20%      Common Shares      $128.61            2
IVY FUNDS VIP ENERGY.........................        1.25%      Common Shares      $128.58            1
IVY FUNDS VIP ENERGY.........................        1.34%      Common Shares      $128.55           13

----------
The accompanying notes are an integral part of these financial statements.

                                     FSA-41

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2010

                                                                                                                   UNITS
                                                                CONTRACT                                        OUTSTANDING
                                                                CHARGES**      SHARE CLASS*      UNIT VALUE       (000'S)
                                                              ------------   ----------------   ------------   ------------
IVY FUNDS VIP HIGH INCOME..................................        0.00%       Common Shares      $106.69           --
IVY FUNDS VIP HIGH INCOME..................................        0.25%       Common Shares      $106.61           --
IVY FUNDS VIP HIGH INCOME..................................        0.50%       Common Shares      $106.52           --
IVY FUNDS VIP HIGH INCOME..................................        0.70%       Common Shares      $106.45           --
IVY FUNDS VIP HIGH INCOME..................................        0.80%       Common Shares      $106.41           --
IVY FUNDS VIP HIGH INCOME..................................        0.90%       Common Shares      $106.38           --
IVY FUNDS VIP HIGH INCOME..................................        0.95%       Common Shares      $106.36            7
IVY FUNDS VIP HIGH INCOME..................................        1.00%       Common Shares      $106.34           --
IVY FUNDS VIP HIGH INCOME..................................        1.10%       Common Shares      $106.31            2
IVY FUNDS VIP HIGH INCOME..................................        1.20%       Common Shares      $106.27           10
IVY FUNDS VIP HIGH INCOME..................................        1.25%       Common Shares      $106.25            8
IVY FUNDS VIP HIGH INCOME..................................        1.34%       Common Shares      $106.22           26

IVY FUNDS VIP SMALL CAP GROWTH.............................        0.00%       Common Shares      $113.53           --
IVY FUNDS VIP SMALL CAP GROWTH.............................        0.25%       Common Shares      $113.33           --
IVY FUNDS VIP SMALL CAP GROWTH.............................        0.50%       Common Shares      $113.13           --
IVY FUNDS VIP SMALL CAP GROWTH.............................        0.70%       Common Shares      $112.98           --
IVY FUNDS VIP SMALL CAP GROWTH.............................        0.80%       Common Shares      $112.90           --
IVY FUNDS VIP SMALL CAP GROWTH.............................        0.90%       Common Shares      $112.82           --
IVY FUNDS VIP SMALL CAP GROWTH.............................        1.00%       Common Shares      $112.74           --
IVY FUNDS VIP SMALL CAP GROWTH.............................        1.10%       Common Shares      $112.66           --
IVY FUNDS VIP SMALL CAP GROWTH.............................        1.20%       Common Shares      $112.58            2

LAZARD RETIREMENT EMERGING MARKETS EQUITY PORTFOLIO........        0.00%      Service Shares      $113.90           --
LAZARD RETIREMENT EMERGING MARKETS EQUITY PORTFOLIO........        0.25%      Service Shares      $113.81           --
LAZARD RETIREMENT EMERGING MARKETS EQUITY PORTFOLIO........        0.50%      Service Shares      $113.71           --
LAZARD RETIREMENT EMERGING MARKETS EQUITY PORTFOLIO........        0.70%      Service Shares      $113.64           --
LAZARD RETIREMENT EMERGING MARKETS EQUITY PORTFOLIO........        0.80%      Service Shares      $113.60           --
LAZARD RETIREMENT EMERGING MARKETS EQUITY PORTFOLIO........        0.90%      Service Shares      $113.56            2
LAZARD RETIREMENT EMERGING MARKETS EQUITY PORTFOLIO........        0.95%      Service Shares      $113.55           14
LAZARD RETIREMENT EMERGING MARKETS EQUITY PORTFOLIO........        1.00%      Service Shares      $113.53           --
LAZARD RETIREMENT EMERGING MARKETS EQUITY PORTFOLIO........        1.10%      Service Shares      $113.49            3
LAZARD RETIREMENT EMERGING MARKETS EQUITY PORTFOLIO........        1.20%      Service Shares      $113.45           29
LAZARD RETIREMENT EMERGING MARKETS EQUITY PORTFOLIO........        1.25%      Service Shares      $113.43            8
LAZARD RETIREMENT EMERGING MARKETS EQUITY PORTFOLIO........        1.34%      Service Shares      $113.40           88

MFS(R) INTERNATIONAL VALUE PORTFOLIO.......................        0.00%       Service Class      $106.86           --
MFS(R) INTERNATIONAL VALUE PORTFOLIO.......................        0.25%       Service Class      $106.67           --
MFS(R) INTERNATIONAL VALUE PORTFOLIO.......................        0.25%       Service Class      $111.56           --
MFS(R) INTERNATIONAL VALUE PORTFOLIO.......................        0.50%       Service Class      $106.49           --
MFS(R) INTERNATIONAL VALUE PORTFOLIO.......................        0.50%       Service Class      $111.47           --
MFS(R) INTERNATIONAL VALUE PORTFOLIO.......................        0.70%       Service Class      $106.34           --
MFS(R) INTERNATIONAL VALUE PORTFOLIO.......................        0.70%       Service Class      $111.39           --
MFS(R) INTERNATIONAL VALUE PORTFOLIO.......................        0.80%       Service Class      $106.26           --
MFS(R) INTERNATIONAL VALUE PORTFOLIO.......................        0.90%       Service Class      $106.19           --
MFS(R) INTERNATIONAL VALUE PORTFOLIO.......................        0.90%       Service Class      $111.32            1
MFS(R) INTERNATIONAL VALUE PORTFOLIO.......................        0.95%       Service Class      $111.30            6
MFS(R) INTERNATIONAL VALUE PORTFOLIO.......................        1.00%       Service Class      $106.11           --
MFS(R) INTERNATIONAL VALUE PORTFOLIO.......................        1.10%       Service Class      $106.04            2
MFS(R) INTERNATIONAL VALUE PORTFOLIO.......................        1.20%       Service Class      $105.97           15
MFS(R) INTERNATIONAL VALUE PORTFOLIO.......................        1.20%       Service Class      $111.21            1
MFS(R) INTERNATIONAL VALUE PORTFOLIO.......................        1.25%       Service Class      $111.19            2

----------
The accompanying notes are an integral part of these financial statements.

                                     FSA-42

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2010


                                                                                                   UNITS
                                                 CONTRACT                                       OUTSTANDING
                                                 CHARGES**      SHARE CLASS*     UNIT VALUE       (000'S)
                                               ------------   ---------------   ------------   ------------
MFS(R) INTERNATIONAL VALUE PORTFOLIO........        1.34%      Service Class      $111.16           28

MFS(R) INVESTORS GROWTH STOCK SERIES........        0.00%      Service Class      $119.42           --
MFS(R) INVESTORS GROWTH STOCK SERIES........        0.25%      Service Class      $119.32           --
MFS(R) INVESTORS GROWTH STOCK SERIES........        0.50%      Service Class      $119.23           --
MFS(R) INVESTORS GROWTH STOCK SERIES........        0.70%      Service Class      $119.15           --
MFS(R) INVESTORS GROWTH STOCK SERIES........        0.80%      Service Class      $119.11           --
MFS(R) INVESTORS GROWTH STOCK SERIES........        0.90%      Service Class      $119.07           --
MFS(R) INVESTORS GROWTH STOCK SERIES........        0.95%      Service Class      $119.05           --
MFS(R) INVESTORS GROWTH STOCK SERIES........        1.00%      Service Class      $119.03           --
MFS(R) INVESTORS GROWTH STOCK SERIES........        1.10%      Service Class      $118.99           --
MFS(R) INVESTORS GROWTH STOCK SERIES........        1.20%      Service Class      $118.95            1
MFS(R) INVESTORS GROWTH STOCK SERIES........        1.25%      Service Class      $118.93           --
MFS(R) INVESTORS GROWTH STOCK SERIES........        1.34%      Service Class      $118.90            2

MFS(R) INVESTORS TRUST SERIES...............        0.00%      Service Class      $102.73           --
MFS(R) INVESTORS TRUST SERIES...............        0.25%      Service Class      $102.55           --
MFS(R) INVESTORS TRUST SERIES...............        0.25%      Service Class      $115.29           --
MFS(R) INVESTORS TRUST SERIES...............        0.50%      Service Class      $102.37           --
MFS(R) INVESTORS TRUST SERIES...............        0.50%      Service Class      $115.19           --
MFS(R) INVESTORS TRUST SERIES...............        0.70%      Service Class      $102.23           --
MFS(R) INVESTORS TRUST SERIES...............        0.70%      Service Class      $115.12           --
MFS(R) INVESTORS TRUST SERIES...............        0.80%      Service Class      $102.16           --
MFS(R) INVESTORS TRUST SERIES...............        0.90%      Service Class      $102.09           --
MFS(R) INVESTORS TRUST SERIES...............        0.90%      Service Class      $115.04           --
MFS(R) INVESTORS TRUST SERIES...............        0.95%      Service Class      $115.02            1
MFS(R) INVESTORS TRUST SERIES...............        1.00%      Service Class      $102.02           --
MFS(R) INVESTORS TRUST SERIES...............        1.10%      Service Class      $101.94           --
MFS(R) INVESTORS TRUST SERIES...............        1.20%      Service Class      $101.87            8
MFS(R) INVESTORS TRUST SERIES...............        1.20%      Service Class      $114.93           --
MFS(R) INVESTORS TRUST SERIES...............        1.25%      Service Class      $114.91            1
MFS(R) INVESTORS TRUST SERIES...............        1.34%      Service Class      $114.87            6

MFS(R) TECHNOLOGY PORTFOLIO.................        0.00%      Service Class      $119.57           --
MFS(R) TECHNOLOGY PORTFOLIO.................        0.25%      Service Class      $119.47           --
MFS(R) TECHNOLOGY PORTFOLIO.................        0.50%      Service Class      $119.37           --
MFS(R) TECHNOLOGY PORTFOLIO.................        0.70%      Service Class      $119.29            1
MFS(R) TECHNOLOGY PORTFOLIO.................        0.80%      Service Class      $119.25           --
MFS(R) TECHNOLOGY PORTFOLIO.................        0.90%      Service Class      $119.21           --
MFS(R) TECHNOLOGY PORTFOLIO.................        0.95%      Service Class      $119.20            1
MFS(R) TECHNOLOGY PORTFOLIO.................        1.00%      Service Class      $119.18           --
MFS(R) TECHNOLOGY PORTFOLIO.................        1.10%      Service Class      $119.14           --
MFS(R) TECHNOLOGY PORTFOLIO.................        1.20%      Service Class      $119.10            4
MFS(R) TECHNOLOGY PORTFOLIO.................        1.25%      Service Class      $119.08            1
MFS(R) TECHNOLOGY PORTFOLIO.................        1.34%      Service Class      $119.04            9

MFS(R) UTILITIES SERIES.....................        0.00%      Service Class      $111.28           --
MFS(R) UTILITIES SERIES.....................        0.25%      Service Class      $111.19           --
MFS(R) UTILITIES SERIES.....................        0.50%      Service Class      $111.10           --
MFS(R) UTILITIES SERIES.....................        0.70%      Service Class      $111.03           --
MFS(R) UTILITIES SERIES.....................        0.80%      Service Class      $110.99           --
MFS(R) UTILITIES SERIES.....................        0.90%      Service Class      $110.95           --
MFS(R) UTILITIES SERIES.....................        0.95%      Service Class      $110.94            2

----------
The accompanying notes are an integral part of these financial statements.

                                     FSA-43

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2010

                                                                                                UNITS
                                              CONTRACT                                       OUTSTANDING
                                              CHARGES**      SHARE CLASS*     UNIT VALUE       (000'S)
                                            ------------   ---------------   ------------   ------------
MFS(R) UTILITIES SERIES..................        1.00%      Service Class      $110.92             --
MFS(R) UTILITIES SERIES..................        1.10%      Service Class      $110.88             --
MFS(R) UTILITIES SERIES..................        1.20%      Service Class      $110.84              5
MFS(R) UTILITIES SERIES..................        1.25%      Service Class      $110.83              1
MFS(R) UTILITIES SERIES..................        1.34%      Service Class      $110.79             11

MULTIMANAGER AGGRESSIVE EQUITY...........        0.25%            A            $169.83             --
MULTIMANAGER AGGRESSIVE EQUITY...........        0.50%            A            $ 99.90             --
MULTIMANAGER AGGRESSIVE EQUITY...........        0.70%            A            $ 81.90             19
MULTIMANAGER AGGRESSIVE EQUITY...........        0.90%            A            $100.86             50
MULTIMANAGER AGGRESSIVE EQUITY...........        1.00%            A            $114.80             --
MULTIMANAGER AGGRESSIVE EQUITY...........        1.20%            A            $ 88.22             23
MULTIMANAGER AGGRESSIVE EQUITY...........        1.35%            A            $130.02            811
MULTIMANAGER AGGRESSIVE EQUITY...........        1.35%            A            $136.89             39
MULTIMANAGER AGGRESSIVE EQUITY...........        1.45%            A            $ 71.74              5
MULTIMANAGER AGGRESSIVE EQUITY...........        1.75%            A            $ 75.22          6,357
MULTIMANAGER AGGRESSIVE EQUITY...........        0.25%            B            $ 77.02             --
MULTIMANAGER AGGRESSIVE EQUITY...........        0.50%            B            $ 75.07             --
MULTIMANAGER AGGRESSIVE EQUITY...........        0.70%            B            $ 80.69             --
MULTIMANAGER AGGRESSIVE EQUITY...........        0.80%            B            $178.82             --
MULTIMANAGER AGGRESSIVE EQUITY...........        0.90%            B            $ 62.06             19
MULTIMANAGER AGGRESSIVE EQUITY...........        0.90%            B            $ 74.76              5
MULTIMANAGER AGGRESSIVE EQUITY...........        0.95%            B            $ 78.41            110
MULTIMANAGER AGGRESSIVE EQUITY...........        1.00%            B            $147.70             --
MULTIMANAGER AGGRESSIVE EQUITY...........        1.10%            B            $ 77.08              9
MULTIMANAGER AGGRESSIVE EQUITY...........        1.20%            B            $ 71.76            203
MULTIMANAGER AGGRESSIVE EQUITY...........        1.25%            B            $ 82.56             16
MULTIMANAGER AGGRESSIVE EQUITY...........        1.30%            B            $ 95.64              5

MULTIMANAGER CORE BOND...................        0.25%            B            $150.75             --
MULTIMANAGER CORE BOND...................        0.50%            B            $147.39             --
MULTIMANAGER CORE BOND...................        0.70%            B            $126.83             --
MULTIMANAGER CORE BOND...................        0.70%            B            $144.74              1
MULTIMANAGER CORE BOND...................        0.80%            B            $114.18             --
MULTIMANAGER CORE BOND...................        0.90%            B            $125.32             --
MULTIMANAGER CORE BOND...................        0.90%            B            $142.14             10
MULTIMANAGER CORE BOND...................        0.95%            B            $141.49            111
MULTIMANAGER CORE BOND...................        1.00%            B            $140.85             --
MULTIMANAGER CORE BOND...................        1.10%            B            $139.58             20
MULTIMANAGER CORE BOND...................        1.20%            B            $123.07             --
MULTIMANAGER CORE BOND...................        1.20%            B            $138.31            127
MULTIMANAGER CORE BOND...................        1.25%            B            $120.66             63
MULTIMANAGER CORE BOND...................        1.30%            B            $119.52              4
MULTIMANAGER CORE BOND...................        1.34%            B            $136.56            480
MULTIMANAGER CORE BOND...................        1.35%            B            $136.43              2
MULTIMANAGER CORE BOND...................        1.45%            B            $135.19             --

MULTIMANAGER INTERNATIONAL EQUITY........        0.25%            B            $146.14             --
MULTIMANAGER INTERNATIONAL EQUITY........        0.50%            B            $142.88             --
MULTIMANAGER INTERNATIONAL EQUITY........        0.70%            B            $117.42             --
MULTIMANAGER INTERNATIONAL EQUITY........        0.70%            B            $140.31              1
MULTIMANAGER INTERNATIONAL EQUITY........        0.80%            B            $170.61             --

----------
The accompanying notes are an integral part of these financial statements.

                                     FSA-44

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2010

                                                                                                UNITS
                                               CONTRACT                                      OUTSTANDING
                                               CHARGES**     SHARE CLASS*     UNIT VALUE       (000'S)
                                             ------------   --------------   ------------   ------------
MULTIMANAGER INTERNATIONAL EQUITY.........        0.90%            B           $116.01            --
MULTIMANAGER INTERNATIONAL EQUITY.........        0.90%            B           $137.79            12
MULTIMANAGER INTERNATIONAL EQUITY.........        0.95%            B           $137.17            54
MULTIMANAGER INTERNATIONAL EQUITY.........        1.00%            B           $136.55            --
MULTIMANAGER INTERNATIONAL EQUITY.........        1.10%            B           $135.31             4
MULTIMANAGER INTERNATIONAL EQUITY.........        1.20%            B           $108.06            --
MULTIMANAGER INTERNATIONAL EQUITY.........        1.20%            B           $134.08            63
MULTIMANAGER INTERNATIONAL EQUITY.........        1.25%            B           $ 71.30             8
MULTIMANAGER INTERNATIONAL EQUITY.........        1.30%            B           $ 82.90             3
MULTIMANAGER INTERNATIONAL EQUITY.........        1.34%            B           $132.38           393
MULTIMANAGER INTERNATIONAL EQUITY.........        1.35%            B           $132.26            --
MULTIMANAGER INTERNATIONAL EQUITY.........        1.45%            B           $131.06            --
MULTIMANAGER INTERNATIONAL EQUITY.........        2.75%            B           $153.10            14

MULTIMANAGER LARGE CAP CORE EQUITY........        0.25%            B           $121.07            --
MULTIMANAGER LARGE CAP CORE EQUITY........        0.50%            B           $118.37            --
MULTIMANAGER LARGE CAP CORE EQUITY........        0.70%            B           $111.38            --
MULTIMANAGER LARGE CAP CORE EQUITY........        0.70%            B           $116.24            --
MULTIMANAGER LARGE CAP CORE EQUITY........        0.80%            B           $169.44            --
MULTIMANAGER LARGE CAP CORE EQUITY........        0.90%            B           $110.05            --
MULTIMANAGER LARGE CAP CORE EQUITY........        0.90%            B           $113.13            --
MULTIMANAGER LARGE CAP CORE EQUITY........        0.90%            B           $114.16             2
MULTIMANAGER LARGE CAP CORE EQUITY........        0.95%            B           $113.64            10
MULTIMANAGER LARGE CAP CORE EQUITY........        1.00%            B           $113.13            --
MULTIMANAGER LARGE CAP CORE EQUITY........        1.10%            B           $112.10             1
MULTIMANAGER LARGE CAP CORE EQUITY........        1.20%            B           $108.08            --
MULTIMANAGER LARGE CAP CORE EQUITY........        1.20%            B           $111.08            19
MULTIMANAGER LARGE CAP CORE EQUITY........        1.25%            B           $ 82.17             2
MULTIMANAGER LARGE CAP CORE EQUITY........        1.30%            B           $ 91.70             1
MULTIMANAGER LARGE CAP CORE EQUITY........        1.34%            B           $109.67           102
MULTIMANAGER LARGE CAP CORE EQUITY........        1.35%            B           $109.57            --
MULTIMANAGER LARGE CAP CORE EQUITY........        1.45%            B           $108.58            --

MULTIMANAGER LARGE CAP VALUE..............        0.25%            B           $135.39            --
MULTIMANAGER LARGE CAP VALUE..............        0.50%            B           $132.37            --
MULTIMANAGER LARGE CAP VALUE..............        0.70%            B           $111.87            --
MULTIMANAGER LARGE CAP VALUE..............        0.70%            B           $129.99             3
MULTIMANAGER LARGE CAP VALUE..............        0.80%            B           $168.65            --
MULTIMANAGER LARGE CAP VALUE..............        0.90%            B           $110.53            --
MULTIMANAGER LARGE CAP VALUE..............        0.90%            B           $127.65             4
MULTIMANAGER LARGE CAP VALUE..............        0.95%            B           $127.07            61
MULTIMANAGER LARGE CAP VALUE..............        1.00%            B           $126.50            --
MULTIMANAGER LARGE CAP VALUE..............        1.10%            B           $125.35             5
MULTIMANAGER LARGE CAP VALUE..............        1.20%            B           $108.55            --
MULTIMANAGER LARGE CAP VALUE..............        1.20%            B           $124.21            69
MULTIMANAGER LARGE CAP VALUE..............        1.25%            B           $ 79.05            10
MULTIMANAGER LARGE CAP VALUE..............        1.30%            B           $ 88.96             2
MULTIMANAGER LARGE CAP VALUE..............        1.34%            B           $122.64           314
MULTIMANAGER LARGE CAP VALUE..............        1.35%            B           $122.53            --
MULTIMANAGER LARGE CAP VALUE..............        1.45%            B           $121.41            --

MULTIMANAGER MID CAP GROWTH...............        0.25%            B           $129.90            --

----------
The accompanying notes are an integral part of these financial statements.

                                     FSA-45

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2010

                                                                                            UNITS
                                           CONTRACT                                      OUTSTANDING
                                           CHARGES**     SHARE CLASS*     UNIT VALUE       (000'S)
                                         ------------   --------------   ------------   ------------
MULTIMANAGER MID CAP GROWTH...........        0.50%            B           $127.00            --
MULTIMANAGER MID CAP GROWTH...........        0.70%            B           $124.72             1
MULTIMANAGER MID CAP GROWTH...........        0.70%            B           $135.07            --
MULTIMANAGER MID CAP GROWTH...........        0.80%            B           $200.33            --
MULTIMANAGER MID CAP GROWTH...........        0.90%            B           $122.48             6
MULTIMANAGER MID CAP GROWTH...........        0.90%            B           $133.45            --
MULTIMANAGER MID CAP GROWTH...........        0.95%            B           $121.92            51
MULTIMANAGER MID CAP GROWTH...........        1.00%            B           $121.37            --
MULTIMANAGER MID CAP GROWTH...........        1.10%            B           $120.27             4
MULTIMANAGER MID CAP GROWTH...........        1.20%            B           $119.18            79
MULTIMANAGER MID CAP GROWTH...........        1.20%            B           $124.30            --
MULTIMANAGER MID CAP GROWTH...........        1.25%            B           $ 95.92             9
MULTIMANAGER MID CAP GROWTH...........        1.30%            B           $111.36             1
MULTIMANAGER MID CAP GROWTH...........        1.34%            B           $117.67           481
MULTIMANAGER MID CAP GROWTH...........        1.35%            B           $117.56             2
MULTIMANAGER MID CAP GROWTH...........        1.45%            B           $116.49            --
MULTIMANAGER MID CAP GROWTH...........        2.75%            B           $176.28             8

MULTIMANAGER MID CAP VALUE............        0.25%            B           $168.37            --
MULTIMANAGER MID CAP VALUE............        0.50%            B           $164.62            --
MULTIMANAGER MID CAP VALUE............        0.70%            B           $141.24            --
MULTIMANAGER MID CAP VALUE............        0.70%            B           $161.66             1
MULTIMANAGER MID CAP VALUE............        0.80%            B           $210.72            --
MULTIMANAGER MID CAP VALUE............        0.90%            B           $139.55            --
MULTIMANAGER MID CAP VALUE............        0.90%            B           $158.75             7
MULTIMANAGER MID CAP VALUE............        0.95%            B           $158.03            46
MULTIMANAGER MID CAP VALUE............        1.00%            B           $157.32            --
MULTIMANAGER MID CAP VALUE............        1.10%            B           $155.89             6
MULTIMANAGER MID CAP VALUE............        1.20%            B           $129.98            --
MULTIMANAGER MID CAP VALUE............        1.20%            B           $154.48            62
MULTIMANAGER MID CAP VALUE............        1.25%            B           $ 98.25            14
MULTIMANAGER MID CAP VALUE............        1.30%            B           $112.95             2
MULTIMANAGER MID CAP VALUE............        1.34%            B           $152.52           344
MULTIMANAGER MID CAP VALUE............        1.35%            B           $152.38            --
MULTIMANAGER MID CAP VALUE............        1.45%            B           $150.99            --
MULTIMANAGER MID CAP VALUE............        2.75%            B           $194.62             5

MULTIMANAGER MULTI-SECTOR BOND........        0.25%            A           $120.93            --
MULTIMANAGER MULTI-SECTOR BOND........        0.50%            A           $ 93.72            --
MULTIMANAGER MULTI-SECTOR BOND........        0.70%            A           $108.92             1
MULTIMANAGER MULTI-SECTOR BOND........        0.90%            A           $141.96             8
MULTIMANAGER MULTI-SECTOR BOND........        1.00%            A           $153.21            --
MULTIMANAGER MULTI-SECTOR BOND........        1.20%            A           $118.98             6
MULTIMANAGER MULTI-SECTOR BOND........        1.34%            A           $157.53           564
MULTIMANAGER MULTI-SECTOR BOND........        1.35%            A           $167.91             6
MULTIMANAGER MULTI-SECTOR BOND........        1.45%            A           $ 92.17             1
MULTIMANAGER MULTI-SECTOR BOND........        0.25%            B           $124.89            --
MULTIMANAGER MULTI-SECTOR BOND........        0.50%            B           $121.72             1
MULTIMANAGER MULTI-SECTOR BOND........        0.70%            B           $114.04            --
MULTIMANAGER MULTI-SECTOR BOND........        0.80%            B           $117.73            --
MULTIMANAGER MULTI-SECTOR BOND........        0.90%            B           $ 96.10             5
MULTIMANAGER MULTI-SECTOR BOND........        0.95%            B           $110.82           105

----------
The accompanying notes are an integral part of these financial statements.

                                     FSA-46

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2010

                                                                                            UNITS
                                           CONTRACT                                      OUTSTANDING
                                           CHARGES**     SHARE CLASS*     UNIT VALUE       (000'S)
                                         ------------   --------------   ------------   ------------
MULTIMANAGER MULTI-SECTOR BOND........        1.00%            B           $129.59            --
MULTIMANAGER MULTI-SECTOR BOND........        1.10%            B           $108.93            10
MULTIMANAGER MULTI-SECTOR BOND........        1.20%            B           $ 92.20           144
MULTIMANAGER MULTI-SECTOR BOND........        1.25%            B           $ 86.05            33
MULTIMANAGER MULTI-SECTOR BOND........        1.30%            B           $ 89.73             7

MULTIMANAGER SMALL CAP GROWTH.........        0.00%            B           $140.33            --
MULTIMANAGER SMALL CAP GROWTH.........        0.25%            B           $138.16            --
MULTIMANAGER SMALL CAP GROWTH.........        0.50%            B           $136.02            --
MULTIMANAGER SMALL CAP GROWTH.........        0.70%            B           $134.32             1
MULTIMANAGER SMALL CAP GROWTH.........        0.80%            B           $203.65            --
MULTIMANAGER SMALL CAP GROWTH.........        0.90%            B           $132.65             4
MULTIMANAGER SMALL CAP GROWTH.........        0.95%            B           $132.24            29
MULTIMANAGER SMALL CAP GROWTH.........        1.00%            B           $131.82            --
MULTIMANAGER SMALL CAP GROWTH.........        1.10%            B           $130.99             3
MULTIMANAGER SMALL CAP GROWTH.........        1.20%            B           $130.17            42
MULTIMANAGER SMALL CAP GROWTH.........        1.25%            B           $ 88.39             5
MULTIMANAGER SMALL CAP GROWTH.........        1.30%            B           $101.27             2
MULTIMANAGER SMALL CAP GROWTH.........        1.34%            B           $128.42            14
MULTIMANAGER SMALL CAP GROWTH.........        1.34%            B           $129.03           309
MULTIMANAGER SMALL CAP GROWTH.........        1.35%            B           $128.95             1
MULTIMANAGER SMALL CAP GROWTH.........        1.45%            B           $128.13            --

MULTIMANAGER SMALL CAP VALUE..........        0.25%            B           $184.88            --
MULTIMANAGER SMALL CAP VALUE..........        0.50%            B           $180.17             1
MULTIMANAGER SMALL CAP VALUE..........        0.70%            B           $187.20             1
MULTIMANAGER SMALL CAP VALUE..........        0.80%            B           $207.78            --
MULTIMANAGER SMALL CAP VALUE..........        0.90%            B           $182.96            13
MULTIMANAGER SMALL CAP VALUE..........        0.95%            B           $143.55            51
MULTIMANAGER SMALL CAP VALUE..........        1.00%            B           $180.88            --
MULTIMANAGER SMALL CAP VALUE..........        1.10%            B           $178.81             1
MULTIMANAGER SMALL CAP VALUE..........        1.20%            B           $176.76            70
MULTIMANAGER SMALL CAP VALUE..........        1.25%            B           $ 79.85             3
MULTIMANAGER SMALL CAP VALUE..........        1.30%            B           $ 87.23            --
MULTIMANAGER SMALL CAP VALUE..........        1.34%            B           $172.75            19
MULTIMANAGER SMALL CAP VALUE..........        1.34%            B           $173.94           622
MULTIMANAGER SMALL CAP VALUE..........        1.35%            B           $173.74             2
MULTIMANAGER SMALL CAP VALUE..........        1.45%            B           $134.66            --

MULTIMANAGER TECHNOLOGY...............        0.25%            B           $129.39            --
MULTIMANAGER TECHNOLOGY...............        0.50%            B           $126.51             1
MULTIMANAGER TECHNOLOGY...............        0.70%            B           $124.23             3
MULTIMANAGER TECHNOLOGY...............        0.70%            B           $140.96            --
MULTIMANAGER TECHNOLOGY...............        0.80%            B           $190.93            --
MULTIMANAGER TECHNOLOGY...............        0.90%            B           $122.00            10
MULTIMANAGER TECHNOLOGY...............        0.90%            B           $139.28            --
MULTIMANAGER TECHNOLOGY...............        0.95%            B           $121.45            56
MULTIMANAGER TECHNOLOGY...............        1.00%            B           $120.90            --
MULTIMANAGER TECHNOLOGY...............        1.10%            B           $119.80             9
MULTIMANAGER TECHNOLOGY...............        1.20%            B           $118.71           140
MULTIMANAGER TECHNOLOGY...............        1.25%            B           $ 98.66            17
MULTIMANAGER TECHNOLOGY...............        1.30%            B           $115.96             3

----------
The accompanying notes are an integral part of these financial statements.

                                     FSA-47

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2010

                                                                                                           UNITS
                                                          CONTRACT                                      OUTSTANDING
                                                          CHARGES**     SHARE CLASS*     UNIT VALUE       (000'S)
                                                        ------------   --------------   ------------   ------------
MULTIMANAGER TECHNOLOGY..............................        1.34%            B           $117.21           829
MULTIMANAGER TECHNOLOGY..............................        1.35%            B           $117.10             2
MULTIMANAGER TECHNOLOGY..............................        1.45%            B           $116.04             1
MULTIMANAGER TECHNOLOGY..............................        2.75%            B           $129.23            --
MULTIMANAGER TECHNOLOGY..............................        2.75%            B           $182.16             4

OPPENHEIMER MAIN STREET FUND(R)/VA...................        0.00%            B           $107.31            --
OPPENHEIMER MAIN STREET FUND(R)/VA...................        0.25%            B           $107.12            --
OPPENHEIMER MAIN STREET FUND(R)/VA...................        0.50%            B           $106.93            --
OPPENHEIMER MAIN STREET FUND(R)/VA...................        0.70%            B           $106.78            --
OPPENHEIMER MAIN STREET FUND(R)/VA...................        0.80%            B           $106.71            --
OPPENHEIMER MAIN STREET FUND(R)/VA...................        0.90%            B           $106.64            --
OPPENHEIMER MAIN STREET FUND(R)/VA...................        1.00%            B           $106.56            --
OPPENHEIMER MAIN STREET FUND(R)/VA...................        1.10%            B           $106.49            --
OPPENHEIMER MAIN STREET FUND(R)/VA...................        1.20%            B           $106.41            --

PIMCO VARIABLE INSURANCE TRUST COMMODITYREALRETURN(R)
STRATEGY PORTFOLIO...................................        0.00%            B           $124.21            --
PIMCO VARIABLE INSURANCE TRUST COMMODITYREALRETURN(R)
STRATEGY PORTFOLIO...................................        0.25%            B           $123.99            --
PIMCO VARIABLE INSURANCE TRUST COMMODITYREALRETURN(R)
STRATEGY PORTFOLIO...................................        0.50%            B           $123.78            --
PIMCO VARIABLE INSURANCE TRUST COMMODITYREALRETURN(R)
STRATEGY PORTFOLIO...................................        0.70%            B           $123.60            --
PIMCO VARIABLE INSURANCE TRUST COMMODITYREALRETURN(R)
STRATEGY PORTFOLIO...................................        0.80%            B           $123.52            --
PIMCO VARIABLE INSURANCE TRUST COMMODITYREALRETURN(R)
STRATEGY PORTFOLIO...................................        0.90%            B           $123.43            --
PIMCO VARIABLE INSURANCE TRUST COMMODITYREALRETURN(R)
STRATEGY PORTFOLIO...................................        1.00%            B           $123.35            --
PIMCO VARIABLE INSURANCE TRUST COMMODITYREALRETURN(R)
STRATEGY PORTFOLIO...................................        1.10%            B           $123.26            --
PIMCO VARIABLE INSURANCE TRUST COMMODITYREALRETURN(R)
STRATEGY PORTFOLIO...................................        1.20%            B           $123.17             4

TARGET 2015 ALLOCATION...............................        0.00%            B           $108.03            --
TARGET 2015 ALLOCATION...............................        0.25%            B           $106.87            --
TARGET 2015 ALLOCATION...............................        0.50%            B           $105.72            --
TARGET 2015 ALLOCATION...............................        0.70%            B           $104.80             1
TARGET 2015 ALLOCATION...............................        0.80%            B           $149.56            --
TARGET 2015 ALLOCATION...............................        0.90%            B           $103.90            14
TARGET 2015 ALLOCATION...............................        0.95%            B           $103.67             4
TARGET 2015 ALLOCATION...............................        1.00%            B           $103.45            --
TARGET 2015 ALLOCATION...............................        1.10%            B           $103.00             3
TARGET 2015 ALLOCATION...............................        1.20%            B           $102.55            18
TARGET 2015 ALLOCATION...............................        1.25%            B           $ 88.66             8
TARGET 2015 ALLOCATION...............................        1.30%            B           $ 97.45            --
TARGET 2015 ALLOCATION...............................        1.34%            B           $101.92           154
TARGET 2015 ALLOCATION...............................        1.35%            B           $101.88            --
TARGET 2015 ALLOCATION...............................        1.45%            B           $101.43            --

TARGET 2025 ALLOCATION...............................        0.00%            B           $105.59            --
TARGET 2025 ALLOCATION...............................        0.25%            B           $104.45            --
TARGET 2025 ALLOCATION...............................        0.50%            B           $103.33            --

----------
The accompanying notes are an integral part of these financial statements.

                                     FSA-48

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2010

                                                                                                   UNITS
                                                  CONTRACT                                      OUTSTANDING
                                                  CHARGES**     SHARE CLASS*     UNIT VALUE       (000'S)
                                                ------------   --------------   ------------   ------------
TARGET 2025 ALLOCATION.......................        0.70%            B           $102.43             3
TARGET 2025 ALLOCATION.......................        0.80%            B           $158.93            --
TARGET 2025 ALLOCATION.......................        0.90%            B           $101.54            15
TARGET 2025 ALLOCATION.......................        0.95%            B           $101.32             8
TARGET 2025 ALLOCATION.......................        1.00%            B           $101.10            --
TARGET 2025 ALLOCATION.......................        1.10%            B           $100.66            11
TARGET 2025 ALLOCATION.......................        1.20%            B           $100.22            39
TARGET 2025 ALLOCATION.......................        1.25%            B           $ 85.24             5
TARGET 2025 ALLOCATION.......................        1.30%            B           $ 94.82            --
TARGET 2025 ALLOCATION.......................        1.34%            B           $ 99.61           190
TARGET 2025 ALLOCATION.......................        1.35%            B           $ 99.57             1
TARGET 2025 ALLOCATION.......................        1.45%            B           $ 99.13            --

TARGET 2035 ALLOCATION.......................        0.00%            B           $104.18            --
TARGET 2035 ALLOCATION.......................        0.25%            B           $103.07            --
TARGET 2035 ALLOCATION.......................        0.50%            B           $101.96            --
TARGET 2035 ALLOCATION.......................        0.70%            B           $101.07             1
TARGET 2035 ALLOCATION.......................        0.80%            B           $166.25            --
TARGET 2035 ALLOCATION.......................        0.90%            B           $100.20            11
TARGET 2035 ALLOCATION.......................        0.95%            B           $ 99.98             7
TARGET 2035 ALLOCATION.......................        1.00%            B           $ 99.76            --
TARGET 2035 ALLOCATION.......................        1.10%            B           $ 99.33            10
TARGET 2035 ALLOCATION.......................        1.20%            B           $ 98.89            32
TARGET 2035 ALLOCATION.......................        1.25%            B           $ 82.80             6
TARGET 2035 ALLOCATION.......................        1.30%            B           $ 93.12            --
TARGET 2035 ALLOCATION.......................        1.34%            B           $ 98.29           152
TARGET 2035 ALLOCATION.......................        1.35%            B           $ 98.25            --
TARGET 2035 ALLOCATION.......................        1.45%            B           $ 97.82            --

TARGET 2045 ALLOCATION.......................        0.00%            B           $101.99            --
TARGET 2045 ALLOCATION.......................        0.25%            B           $100.89            --
TARGET 2045 ALLOCATION.......................        0.50%            B           $ 99.81            --
TARGET 2045 ALLOCATION.......................        0.70%            B           $ 98.94            --
TARGET 2045 ALLOCATION.......................        0.80%            B           $173.33            --
TARGET 2045 ALLOCATION.......................        0.90%            B           $ 98.09             7
TARGET 2045 ALLOCATION.......................        0.95%            B           $ 97.87             5
TARGET 2045 ALLOCATION.......................        1.00%            B           $ 97.66            --
TARGET 2045 ALLOCATION.......................        1.10%            B           $ 97.24             7
TARGET 2045 ALLOCATION.......................        1.20%            B           $ 96.81            19
TARGET 2045 ALLOCATION.......................        1.25%            B           $ 79.76             1
TARGET 2045 ALLOCATION.......................        1.30%            B           $ 90.72            --
TARGET 2045 ALLOCATION.......................        1.34%            B           $ 96.22           108
TARGET 2045 ALLOCATION.......................        1.35%            B           $ 96.18            --
TARGET 2045 ALLOCATION.......................        1.45%            B           $ 95.76            --

TEMPLETON GLOBAL BOND SECURITIES FUND........        0.00%            B           $105.16            --
TEMPLETON GLOBAL BOND SECURITIES FUND........        0.25%            B           $104.98            --
TEMPLETON GLOBAL BOND SECURITIES FUND........        0.50%            B           $104.80            --
TEMPLETON GLOBAL BOND SECURITIES FUND........        0.70%            B           $104.65            --
TEMPLETON GLOBAL BOND SECURITIES FUND........        0.80%            B           $104.58            --
TEMPLETON GLOBAL BOND SECURITIES FUND........        0.90%            B           $104.51            --
TEMPLETON GLOBAL BOND SECURITIES FUND........        1.00%            B           $104.43            --

----------
The accompanying notes are an integral part of these financial statements.

                                     FSA-49

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONCLUDED)

DECEMBER 31, 2010

                                                                                                   UNITS
                                                  CONTRACT                                      OUTSTANDING
                                                  CHARGES**     SHARE CLASS*     UNIT VALUE       (000'S)
                                                ------------   --------------   ------------   ------------
TEMPLETON GLOBAL BOND SECURITIES FUND........        1.10%            B           $104.36           --
TEMPLETON GLOBAL BOND SECURITIES FUND........        1.20%            B           $104.29           19

----------
The accompanying notes are an integral part of these financial statements.

* Share class reflects the shares of the mutual fund portfolio that the Variable Investment Options invest in, as further described in Note 5 of these financial statements.

** Contract charges reflect annual mortality and risk expenses related to the Variable Investment Options.

                                     FSA-50

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2010

                                                       ALL ASSET        AMERICAN CENTURY VP       AXA AGGRESSIVE
                                                      ALLOCATION*          MID CAP VALUE+           ALLOCATION*
                                                     -------------     ---------------------     ----------------
INCOME AND EXPENSES:
 Investment Income:
  Dividends from The Trusts.........................    $149,746             $  4,513              $  5,121,990
 Expenses:
  Less: Asset-based charges.........................      67,232                1,541                 3,823,396
  Less: Reduction for expense limitation............          --                   --                        --
                                                        --------             --------              ------------
  Net Expenses......................................      67,232                1,541                 3,823,396
                                                        --------             --------              ------------
NET INVESTMENT INCOME (LOSS)........................      82,514                2,972                 1,298,594
                                                        --------             --------              ------------
REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS:
  Realized gain (loss) on investments...............      56,715               (1,002)              (31,085,468)
  Realized gain distribution from The Trusts........     255,875                   --                 7,615,069
                                                        --------             --------              ------------
 Net realized gain (loss)...........................     312,590               (1,002)              (23,470,399)
                                                        --------             --------              ------------
 Change in unrealized appreciation
  (depreciation) of investments.....................     556,472               41,650                58,710,032
                                                        --------             --------              ------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS........................................     869,062               40,648                35,239,633
                                                        --------             --------              ------------
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS..........................    $951,576             $ 43,620              $ 36,538,227
                                                        ========             ========              ============

                                                       AXA BALANCED       AXA CONSERVATIVE       AXA CONSERVATIVE
                                                         STRATEGY*           ALLOCATION*         GROWTH STRATEGY*
                                                      --------------     ------------------     ------------------
INCOME AND EXPENSES:
 Investment Income:
  Dividends from The Trusts.........................    $  239,701           $ 2,175,799             $ 41,161
 Expenses:
  Less: Asset-based charges.........................       161,583             1,128,086               31,175
  Less: Reduction for expense limitation............            --                    --                   --
                                                        ----------           -----------             --------
  Net Expenses......................................       161,583             1,128,086               31,175
                                                        ----------           -----------             --------
NET INVESTMENT INCOME (LOSS)........................        78,118             1,047,713                9,986
                                                        ----------           -----------             --------
REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS:
  Realized gain (loss) on investments...............        62,048            (1,275,538)              16,029
  Realized gain distribution from The Trusts........        96,805             4,283,769               17,042
                                                        ----------           -----------             --------
 Net realized gain (loss)...........................       158,853             3,008,231               33,071
                                                        ----------           -----------             --------
 Change in unrealized appreciation
  (depreciation) of investments.....................     1,021,645             1,110,527              151,772
                                                        ----------           -----------             --------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS........................................     1,180,498             4,118,758              184,843
                                                        ----------           -----------             --------
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS..........................    $1,258,616           $ 5,166,471             $194,829
                                                        ==========           ===========             ========

-------
The accompanying notes are an integral part of these financial statements.

* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

+ Refer to the Statement of Changes in Net Assets for details on commencement of operations.

                                     FSA-51

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2010

                                                      AXA CONSERVATIVE      AXA CONSERVATIVE-PLUS       AXA GROWTH
                                                         STRATEGY*               ALLOCATION*             STRATEGY*
                                                     -----------------     -----------------------     ------------
INCOME AND EXPENSES:
 Investment Income:
  Dividends from The Trusts.........................      $17,427               $  2,875,413             $ 20,164
 Expenses:
  Less: Asset-based charges.........................        9,549                  1,697,046               15,071
  Less: Reduction for expense limitation............           --                         --                   --
                                                          -------               ------------             --------
  Net Expenses......................................        9,549                  1,697,046               15,071
                                                          -------               ------------             --------
NET INVESTMENT INCOME (LOSS)........................        7,878                  1,178,367                5,093
                                                          -------               ------------             --------
REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS:
  Realized gain (loss) on investments...............        1,823                 (6,026,272)               5,026
  Realized gain distribution from The Trusts........        5,430                  4,322,159                8,915
                                                          -------               ------------             --------
 Net realized gain (loss)...........................        7,253                 (1,704,113)              13,941
                                                          -------               ------------             --------
 Change in unrealized appreciation
  (depreciation) of investments.....................       24,661                 10,793,897               86,473
                                                          -------               ------------             --------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS........................................       31,914                  9,089,784              100,414
                                                          -------               ------------             --------
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS..........................      $39,792               $ 10,268,151             $105,507
                                                          =======               ============             ========

                                                        AXA MODERATE          AXA MODERATE-PLUS         AXA TACTICAL
                                                         ALLOCATION*             ALLOCATION*           MANAGER 2000*+
                                                       -------------         ------------------        -------------
INCOME AND EXPENSES:
 Investment Income:
  Dividends from The Trusts.........................   $  36,587,760             $ 13,233,230             $   105
 Expenses:
  Less: Asset-based charges.........................      21,677,691                9,261,924               1,075
  Less: Reduction for expense limitation............      (4,850,504)                      --                  --
                                                       -------------             ------------             -------
  Net Expenses......................................      16,827,187                9,261,924               1,075
                                                       -------------             ------------             -------
NET INVESTMENT INCOME (LOSS)........................      19,760,573                3,971,306                (970)
                                                       -------------             ------------             -------
REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS:
  Realized gain (loss) on investments...............     (25,023,291)             (54,111,488)              6,819
  Realized gain distribution from The Trusts........      37,526,630               20,834,987              10,270
                                                       -------------             ------------             -------
 Net realized gain (loss)...........................      12,503,339              (33,276,501)             17,089
                                                       -------------             ------------             -------
 Change in unrealized appreciation
  (depreciation) of investments.....................     102,080,469              103,286,611              28,751
                                                       -------------             ------------             -------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS........................................     114,583,808               70,010,110              45,840
                                                       -------------             ------------             -------
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS..........................   $ 134,344,381             $ 73,981,416             $44,870
                                                       =============             ============             =======

-------
The accompanying notes are an integral part of these financial statements.

* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

+ Refer to the Statement of Changes in Net Assets for details on commencement of operations.

                                     FSA-52

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2010

                                                                                                        AXA TACTICAL
                                                           AXA TACTICAL          AXA TACTICAL             MANAGER
                                                          MANAGER 400*+         MANAGER 500*+         INTERNATIONAL*+
                                                         ---------------       ---------------       -----------------
INCOME AND EXPENSES:
 Investment Income:
  Dividends from The Trusts.........................        $     --               $ 2,573                $ 3,070
 Expenses:
  Less: Asset-based charges.........................           2,024                 3,045                  1,437
  Less: Reduction for expense limitation............              --                    --                     --
                                                            --------               -------                -------
  Net Expenses......................................           2,024                 3,045                  1,437
                                                            --------               -------                -------
NET INVESTMENT INCOME (LOSS)........................          (2,024)                 (472)                 1,633
                                                            --------               -------                -------
REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS:
  Realized gain (loss) on investments...............           7,147                 1,165                  7,490
  Realized gain distribution from The Trusts........          16,877                16,761                    401
                                                            --------               -------                -------
 Net realized gain (loss)...........................          24,024                17,926                  7,891
                                                            --------               -------                -------
 Change in unrealized appreciation
  (depreciation) of investments.....................          48,960                66,469                 22,006
                                                            --------               -------                -------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS........................................          72,984                84,395                 29,897
                                                            --------               -------                -------
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS..........................        $ 70,960               $83,923                $31,530
                                                            ========               =======                =======

                                                      EQ/ALLIANCEBERNSTEIN   EQ/ALLIANCEBERNSTEIN      EQ/AXA FRANKLIN
                                                         INTERNATIONAL*        SMALL CAP GROWTH*    SMALL CAP VALUE CORE*
                                                      --------------------   --------------------   ---------------------
INCOME AND EXPENSES:
 Investment Income:
  Dividends from The Trusts.........................     $ 11,972,994            $    126,481            $   23,969
 Expenses:
  Less: Asset-based charges.........................        6,362,304               3,574,955               163,756
  Less: Reduction for expense limitation............               --                      --                    --
                                                         ------------            ------------            ----------
  Net Expenses......................................        6,362,304               3,574,955               163,756
                                                         ------------            ------------            ----------
NET INVESTMENT INCOME (LOSS)........................        5,610,690              (3,448,474)             (139,787)
                                                         ------------            ------------            ----------
REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS:
  Realized gain (loss) on investments...............      (37,800,030)             (3,388,695)            1,850,260
  Realized gain distribution from The Trusts........               --                      --                    --
                                                         ------------            ------------            ----------
 Net realized gain (loss)...........................      (37,800,030)             (3,388,695)            1,850,260
                                                         ------------            ------------            ----------
 Change in unrealized appreciation
  (depreciation) of investments.....................       50,509,990              84,838,262               831,376
                                                         ------------            ------------            ----------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS........................................       12,709,960              81,449,567             2,681,636
                                                         ------------            ------------            ----------
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS..........................     $ 18,320,650            $ 78,001,093            $2,541,849
                                                         ============            ============            ==========

-------
The accompanying notes are an integral part of these financial statements.

* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

+ Refer to the Statement of Changes in Net Assets for details on commencement of operations.

                                     FSA-53

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2010

                                                       EQ/BLACKROCK        EQ/BLACKROCK
                                                        BASIC VALUE        INTERNATIONAL     EQ/BOSTON ADVISORS
                                                          EQUITY*             VALUE*           EQUITY INCOME*
                                                      -------------       --------------     ------------------
INCOME AND EXPENSES:
 Investment Income:
  Dividends from The Trusts.........................   $  4,642,758        $  1,870,920          $ 1,240,262
 Expenses:
  Less: Asset-based charges.........................      4,532,237           3,152,141              658,373
  Less: Reduction for expense limitation............             --                  --                   --
                                                       ------------        ------------          -----------
  Net Expenses......................................      4,532,237           3,152,141              658,373
                                                       ------------        ------------          -----------
NET INVESTMENT INCOME (LOSS)........................        110,521          (1,281,221)             581,889
                                                       ------------        ------------          -----------
REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS:
  Realized gain (loss) on investments...............    (14,589,250)        (27,741,994)          (5,215,382)
  Realized gain distribution from The Trusts........             --                  --                   --
                                                       ------------        ------------          -----------
 Net realized gain (loss)...........................    (14,589,250)        (27,741,994)          (5,215,382)
                                                       ------------        ------------          -----------
 Change in unrealized appreciation
  (depreciation) of investments.....................     52,989,643          40,646,625           11,655,520
                                                       ------------        ------------          -----------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS........................................     38,400,393          12,904,631            6,440,138
                                                       ------------        ------------          -----------
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS..........................   $ 38,510,914        $ 11,623,410          $ 7,022,027
                                                       ============        ============          ===========

                                                        EQ/CALVERT
                                                         SOCIALLY            EQ/CAPITAL             EQ/CAPITAL
                                                       RESPONSIBLE*       GUARDIAN GROWTH*      GUARDIAN RESEARCH*
                                                      --------------     ------------------    -------------------
INCOME AND EXPENSES:
 Investment Income:
  Dividends from The Trusts.........................    $    9,793         $    73,653            $  1,174,947
 Expenses:
  Less: Asset-based charges.........................       258,216             231,245               2,046,588
  Less: Reduction for expense limitation............            --                  --                      --
                                                        ----------         -----------            ------------
  Net Expenses......................................       258,216             231,245               2,046,588
                                                        ----------         -----------            ------------
NET INVESTMENT INCOME (LOSS)........................      (248,423)           (157,592)               (871,641)
                                                        ----------         -----------            ------------
REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS:
  Realized gain (loss) on investments...............      (848,470)         (1,048,880)             (6,115,143)
  Realized gain distribution from The Trusts........            --                  --                      --
                                                        ----------         -----------            ------------
 Net realized gain (loss)...........................      (848,470)         (1,048,880)             (6,115,143)
                                                        ----------         -----------            ------------
 Change in unrealized appreciation
  (depreciation) of investments.....................     3,264,762           3,269,609              28,363,259
                                                        ----------         -----------            ------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS........................................     2,416,292           2,220,729              22,248,116
                                                        ----------         -----------            ------------
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS..........................    $2,167,869         $ 2,063,137            $ 21,376,475
                                                        ==========         ===========            ============

-------
The accompanying notes are an integral part of these financial statements.

* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

+ Refer to the Statement of Changes in Net Assets for details on commencement of operations.

                                     FSA-54

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2010

                                                      EQ/COMMON STOCK       EQ/CORE BOND            EQ/DAVIS
                                                          INDEX*               INDEX*          NEW YORK VENTURE*
                                                     ----------------      --------------     -------------------
INCOME AND EXPENSES:
 Investment Income:
  Dividends from The Trusts.........................  $  30,870,404         $ 2,800,979           $  207,726
 Expenses:
  Less: Asset-based charges.........................     29,337,622           1,617,108              308,149
  Less: Reduction for expense limitation............       (176,318)                 --                   --
                                                      -------------         -----------           ----------
  Net Expenses......................................     29,161,304           1,617,108              308,149
                                                      -------------         -----------           ----------
NET INVESTMENT INCOME (LOSS)........................      1,709,100           1,183,871             (100,423)
                                                      -------------         -----------           ----------
REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS:
  Realized gain (loss) on investments...............    (67,795,305)         (3,793,605)               2,000
  Realized gain distribution from The Trusts........             --                  --                   --
                                                      -------------         -----------           ----------
 Net realized gain (loss)...........................    (67,795,305)         (3,793,605)               2,000
                                                      -------------         -----------           ----------
 Change in unrealized appreciation
  (depreciation) of investments.....................    346,841,756           8,199,275            2,712,799
                                                      -------------         -----------           ----------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS........................................    279,046,451           4,405,670            2,714,799
                                                      -------------         -----------           ----------
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS..........................  $ 280,755,551         $ 5,589,541           $2,614,376
                                                      =============         ===========           ==========

                                                       EQ/EQUITY 500      EQ/EQUITY GROWTH       EQ/FRANKLIN
                                                          INDEX*                PLUS*           CORE BALANCED*
                                                       -------------      ----------------      --------------
INCOME AND EXPENSES:
 Investment Income:
  Dividends from The Trusts.........................   $ 12,181,415         $  1,003,871         $ 2,335,683
 Expenses:
  Less: Asset-based charges.........................      9,695,660            4,469,239             989,973
  Less: Reduction for expense limitation............             --                   --                  --
                                                       ------------         ------------         -----------
  Net Expenses......................................      9,695,660            4,469,239             989,973
                                                       ------------         ------------         -----------
NET INVESTMENT INCOME (LOSS)........................      2,485,755           (3,465,368)          1,345,710
                                                       ------------         ------------         -----------
REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS:
  Realized gain (loss) on investments...............    (15,039,948)         (17,152,389)         (6,048,422)
  Realized gain distribution from The Trusts........             --                   --                  --
                                                       ------------         ------------         -----------
 Net realized gain (loss)...........................    (15,039,948)         (17,152,389)         (6,048,422)
                                                       ------------         ------------         -----------
 Change in unrealized appreciation
  (depreciation) of investments.....................    105,857,109           66,107,196          11,966,210
                                                       ------------         ------------         -----------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS........................................     90,817,161           48,954,807           5,917,788
                                                       ------------         ------------         -----------
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS..........................   $ 93,302,916         $ 45,489,439         $ 7,263,498
                                                       ============         ============         ===========

-------
The accompanying notes are an integral part of these financial statements.

* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

+ Refer to the Statement of Changes in Net Assets for details on commencement of operations.

                                     FSA-55

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2010

                                                       EQ/FRANKLIN                                    EQ/GAMCO
                                                        TEMPLETON         EQ/GAMCO MERGERS &       SMALL COMPANY
                                                       ALLOCATION*           ACQUISITIONS*             VALUE*
                                                     ---------------     --------------------     ---------------
INCOME AND EXPENSES:
 Investment Income:
  Dividends from The Trusts.........................  $   921,958             $       --           $  1,004,189
 Expenses:
  Less: Asset-based charges.........................      562,735                198,696              3,333,388
  Less: Reduction for expense limitation............           --                     --                     --
                                                      -----------             ----------           ------------
  Net Expenses......................................      562,735                198,696              3,333,388
                                                      -----------             ----------           ------------
NET INVESTMENT INCOME (LOSS)........................      359,223               (198,696)            (2,329,199)
                                                      -----------             ----------           ------------
REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS:
  Realized gain (loss) on investments...............   (2,929,095)               (63,617)             1,116,049
  Realized gain distribution from The Trusts........           --                453,305                     --
                                                      -----------             ----------           ------------
 Net realized gain (loss)...........................   (2,929,095)               389,688              1,116,049
                                                      -----------             ----------           ------------
 Change in unrealized appreciation
  (depreciation) of investments.....................    6,503,596              1,079,315             75,552,881
                                                      -----------             ----------           ------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS........................................    3,574,501              1,469,003             76,668,930
                                                      -----------             ----------           ------------
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS..........................  $ 3,933,724             $1,270,307           $ 74,339,731
                                                      ===========             ==========           ============

                                                                                EQ/GLOBAL          EQ/INTERMEDIATE
                                                       EQ/GLOBAL BOND         MULTI-SECTOR            GOVERNMENT
                                                            PLUS*                EQUITY*             BOND INDEX*
                                                      ---------------        -------------         ---------------
INCOME AND EXPENSES:
 Investment Income:
  Dividends from The Trusts.........................     $ 2,008,839          $  4,709,022           $1,373,209
 Expenses:
  Less: Asset-based charges.........................         840,841             5,403,877            1,291,919
  Less: Reduction for expense limitation............              --                    --               (5,537)
                                                         -----------          ------------           ----------
  Net Expenses......................................         840,841             5,403,877            1,286,382
                                                         -----------          ------------           ----------
NET INVESTMENT INCOME (LOSS)........................       1,167,998              (694,855)              86,827
                                                         -----------          ------------           ----------
REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS:
  Realized gain (loss) on investments...............      (1,741,127)          (65,208,856)             (89,707)
  Realized gain distribution from The Trusts........              --                    --                   --
                                                         -----------          ------------           ----------
 Net realized gain (loss)...........................      (1,741,127)          (65,208,856)             (89,707)
                                                         -----------          ------------           ----------
 Change in unrealized appreciation
  (depreciation) of investments.....................       3,661,433           107,057,501            3,186,039
                                                         -----------          ------------           ----------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS........................................       1,920,306            41,848,645            3,096,332
                                                         -----------          ------------           ----------
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS..........................     $ 3,088,304          $ 41,153,790           $3,183,159
                                                         ===========          ============           ==========

-------
The accompanying notes are an integral part of these financial statements.

* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

+ Refer to the Statement of Changes in Net Assets for details on commencement of operations.

                                     FSA-56

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2010

                                                      EQ/INTERNATIONAL    EQ/INTERNATIONAL    EQ/JPMORGAN VALUE
                                                         CORE PLUS*            GROWTH*          OPPORTUNITIES*
                                                      ----------------    ----------------    -----------------
INCOME AND EXPENSES:
 Investment Income:
  Dividends from The Trusts.........................    $  2,474,229         $   505,365        $   601,281
 Expenses:
  Less: Asset-based charges.........................       1,674,826             655,141            592,469
  Less: Reduction for expense limitation............              --                  --                 --
                                                        ------------         -----------        -----------
  Net Expenses......................................       1,674,826             655,141            592,469
                                                        ------------         -----------        -----------
NET INVESTMENT INCOME (LOSS)........................         799,403            (149,776)             8,812
                                                        ------------         -----------        -----------
REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS:
  Realized gain (loss) on investments...............     (16,506,522)         (1,872,504)        (5,901,870)
  Realized gain distribution from The Trusts........              --                  --                 --
                                                        ------------         -----------        -----------
 Net realized gain (loss)...........................     (16,506,522)         (1,872,504)        (5,901,870)
                                                        ------------         -----------        -----------
 Change in unrealized appreciation
  (depreciation) of investments.....................      26,869,302           9,318,680         10,734,949
                                                        ------------         -----------        -----------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS........................................      10,362,780           7,446,176          4,833,079
                                                        ------------         -----------        -----------
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS..........................    $ 11,162,183         $ 7,296,400        $ 4,841,891
                                                        ============         ===========        ===========

                                                         EQ/LARGE CAP        EQ/LARGE CAP      EQ/LARGE CAP
                                                          CORE PLUS*        GROWTH INDEX*      GROWTH PLUS*
                                                         ------------       -------------     -------------
INCOME AND EXPENSES:
 Investment Income:
  Dividends from The Trusts.........................     $   151,896         $ 1,100,626       $    839,808
 Expenses:
  Less: Asset-based charges.........................         187,086           1,488,831          2,967,691
  Less: Reduction for expense limitation............              --                  --                 --
                                                         -----------         -----------       ------------
  Net Expenses......................................         187,086           1,488,831          2,967,691
                                                         -----------         -----------       ------------
NET INVESTMENT INCOME (LOSS)........................         (35,190)           (388,205)        (2,127,883)
                                                         -----------         -----------       ------------
REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS:
  Realized gain (loss) on investments...............      (1,511,752)           (287,544)         7,788,621
  Realized gain distribution from The Trusts........       1,149,698                  --                 --
                                                         -----------         -----------       ------------
 Net realized gain (loss)...........................        (362,054)           (287,544)         7,788,621
                                                         -----------         -----------       ------------
 Change in unrealized appreciation
  (depreciation) of investments.....................       2,210,061          16,262,601         22,078,180
                                                         -----------         -----------       ------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS........................................       1,848,007          15,975,057         29,866,801
                                                         -----------         -----------       ------------
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS..........................     $ 1,812,817         $15,586,852       $ 27,738,918
                                                         ===========         ===========       ============

-------
The accompanying notes are an integral part of these financial statements.

* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

+ Refer to the Statement of Changes in Net Assets for details on commencement of operations.

                                     FSA-57

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2010

                                                       EQ/LARGE CAP       EQ/LARGE CAP         EQ/LORD ABBETT
                                                       VALUE INDEX*        VALUE PLUS*       GROWTH AND INCOME*
                                                     ---------------    ----------------    --------------------
INCOME AND EXPENSES:
 Investment Income:
  Dividends from The Trusts.........................   $   224,513         $ 10,670,771         $    82,933
 Expenses:
  Less: Asset-based charges.........................       190,858           10,305,285             211,955
  Less: Reduction for expense limitation............            --                   --                  --
                                                       -----------         ------------         -----------
  Net Expenses......................................       190,858           10,305,285             211,955
                                                       -----------         ------------         -----------
NET INVESTMENT INCOME (LOSS)........................        33,655              365,486            (129,022)
                                                       -----------         ------------         -----------
REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS:
  Realized gain (loss) on investments...............    (3,674,980)         (98,752,917)         (1,164,326)
  Realized gain distribution from The Trusts........            --                   --                  --
                                                       -----------         ------------         -----------
 Net realized gain (loss)...........................    (3,674,980)         (98,752,917)         (1,164,326)
                                                       -----------         ------------         -----------
 Change in unrealized appreciation
  (depreciation) of investments.....................     5,516,930          183,972,373           3,817,547
                                                       -----------         ------------         -----------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS........................................     1,841,950           85,219,456           2,653,221
                                                       -----------         ------------         -----------
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS..........................   $ 1,875,605         $ 85,584,942         $ 2,524,199
                                                       ===========         ============         ===========

                                                        EQ/LORD ABBETT       EQ/MID CAP          EQ/MID CAP
                                                       LARGE CAP CORE*         INDEX*            VALUE PLUS*
                                                       ---------------      ------------        ------------
INCOME AND EXPENSES:
 Investment Income:
  Dividends from The Trusts.........................      $  136,133        $  2,212,931        $  4,566,936
 Expenses:
  Less: Asset-based charges.........................         395,928           3,770,243           5,936,030
  Less: Reduction for expense limitation............              --                  --                  --
                                                          ----------        ------------        ------------
  Net Expenses......................................         395,928           3,770,243           5,936,030
                                                          ----------        ------------        ------------
NET INVESTMENT INCOME (LOSS)........................        (259,795)         (1,557,312)         (1,369,094)
                                                          ----------        ------------        ------------
REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS:
  Realized gain (loss) on investments...............       1,316,134         (25,466,831)        (64,350,366)
  Realized gain distribution from The Trusts........              --                  --                  --
                                                          ----------        ------------        ------------
 Net realized gain (loss)...........................       1,316,134         (25,466,831)        (64,350,366)
                                                          ----------        ------------        ------------
 Change in unrealized appreciation
  (depreciation) of investments.....................       3,347,234          91,991,335         153,017,919
                                                          ----------        ------------        ------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS........................................       4,663,368          66,524,504          88,667,553
                                                          ----------        ------------        ------------
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS..........................      $4,403,573        $ 64,967,192        $ 87,298,459
                                                          ==========        ============        ============

-------
The accompanying notes are an integral part of these financial statements.

* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

+ Refer to the Statement of Changes in Net Assets for details on commencement of operations.

                                     FSA-58

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2010

                                                        EQ/MONEY           EQ/MONTAG &         EQ/MORGAN STANLEY
                                                         MARKET*         CALDWELL GROWTH*       MID CAP GROWTH*
                                                     -------------      -----------------     -----------------
INCOME AND EXPENSES:
 Investment Income:
  Dividends from The Trusts.........................  $     76,222          $  215,676           $    142,338
 Expenses:
  Less: Asset-based charges.........................     1,633,413             456,300              1,471,647
  Less: Reduction for expense limitation............            --                  --                     --
                                                      ------------          ----------           ------------
  Net Expenses......................................     1,633,413             456,300              1,471,647
                                                      ------------          ----------           ------------
NET INVESTMENT INCOME (LOSS)........................    (1,557,191)           (240,624)            (1,329,309)
                                                      ------------          ----------           ------------
REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS:
  Realized gain (loss) on investments...............       (27,675)           (221,111)             9,411,235
  Realized gain distribution from The Trusts........            --                  --                114,819
                                                      ------------          ----------           ------------
 Net realized gain (loss)...........................       (27,675)           (221,111)             9,526,054
                                                      ------------          ----------           ------------
 Change in unrealized appreciation
  (depreciation) of investments.....................        39,117           3,091,944             24,597,898
                                                      ------------          ----------           ------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS........................................        11,442           2,870,833             34,123,952
                                                      ------------          ----------           ------------
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS..........................  $ (1,545,749)         $2,630,209           $ 32,794,643
                                                      ============          ==========           ============

                                                          EQ/MUTUAL         EQ/OPPENHEIMER     EQ/PIMCO ULTRA
                                                      LARGE CAP EQUITY*         GLOBAL*          SHORT BOND*
                                                      -----------------     --------------     --------------
INCOME AND EXPENSES:
 Investment Income:
  Dividends from The Trusts.........................    $     542,077         $  186,356       $     501,920
 Expenses:
  Less: Asset-based charges.........................          377,909            360,347           1,899,766
  Less: Reduction for expense limitation............               --                 --                  --
                                                        -------------         ----------       -------------
  Net Expenses......................................          377,909            360,347           1,899,766
                                                        -------------         ----------       -------------
NET INVESTMENT INCOME (LOSS)........................          164,168           (173,991)         (1,397,846)
                                                        -------------         ----------       -------------
REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS:
  Realized gain (loss) on investments...............       (2,642,471)          (229,922)         (4,458,221)
  Realized gain distribution from The Trusts........               --                 --                  --
                                                        -------------         ----------       -------------
 Net realized gain (loss)...........................       (2,642,471)          (229,922)         (4,458,221)
                                                        -------------         ----------       -------------
 Change in unrealized appreciation
  (depreciation) of investments.....................        5,403,690          4,496,006           5,236,570
                                                        -------------         ----------       -------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS........................................        2,761,219          4,266,084             778,349
                                                        -------------         ----------       -------------
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS..........................    $   2,925,387         $4,092,093       $    (619,497)
                                                        =============         ==========       =============

-------
The accompanying notes are an integral part of these financial statements.

* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

+ Refer to the Statement of Changes in Net Assets for details on commencement of operations.

                                     FSA-59

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2010

                                                       EQ/QUALITY BOND      EQ/SMALL COMPANY       EQ/T. ROWE PRICE
                                                            PLUS*                INDEX*              GROWTH STOCK*
                                                      ----------------     ------------------     ------------------
INCOME AND EXPENSES:
 Investment Income:
  Dividends from The Trusts.........................    $ 17,034,403         $  1,645,530            $         --
 Expenses:
  Less: Asset-based charges.........................       2,041,515            2,144,325               1,424,940
  Less: Reduction for expense limitation............              --                   --                      --
                                                        ------------         ------------            ------------
  Net Expenses......................................       2,041,515            2,144,325               1,424,940
                                                        ------------         ------------            ------------
NET INVESTMENT INCOME (LOSS)........................      14,992,888             (498,795)             (1,424,940)
                                                        ------------         ------------            ------------
REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS:
  Realized gain (loss) on investments...............      (1,768,967)         (17,107,096)             (2,802,618)
  Realized gain distribution from The Trusts........              --                   --                      --
                                                        ------------         ------------            ------------
 Net realized gain (loss)...........................      (1,768,967)         (17,107,096)             (2,802,618)
                                                        ------------         ------------            ------------
 Change in unrealized appreciation
  (depreciation) of investments.....................      (5,366,276)          55,486,871              21,153,042
                                                        ------------         ------------            ------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS........................................      (7,135,243)          38,379,775              18,350,424
                                                        ------------         ------------            ------------
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS..........................    $  7,857,645         $ 37,880,980            $ 16,925,484
                                                        ============         ============            ============

                                                        EQ/TEMPLETON        EQ/UBS GROWTH &         EQ/VAN KAMPEN
                                                       GLOBAL EQUITY*           INCOME*               COMSTOCK*
                                                       --------------       ---------------         -------------
INCOME AND EXPENSES:
 Investment Income:
  Dividends from The Trusts.........................    $   428,660           $   155,170            $   265,356
 Expenses:
  Less: Asset-based charges.........................        365,052               272,238                261,198
  Less: Reduction for expense limitation............             --                    --                     --
                                                        -----------           -----------            -----------
  Net Expenses......................................        365,052               272,238                261,198
                                                        -----------           -----------            -----------
NET INVESTMENT INCOME (LOSS)........................         63,608              (117,068)                 4,158
                                                        -----------           -----------            -----------
REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS:
  Realized gain (loss) on investments...............     (2,947,614)           (1,595,271)            (1,121,223)
  Realized gain distribution from The Trusts........             --                    --                     --
                                                        -----------           -----------            -----------
 Net realized gain (loss)...........................     (2,947,614)           (1,595,271)            (1,121,223)
                                                        -----------           -----------            -----------
 Change in unrealized appreciation
  (depreciation) of investments.....................      4,817,139             4,095,661              3,851,791
                                                        -----------           -----------            -----------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS........................................      1,869,525             2,500,390              2,730,568
                                                        -----------           -----------            -----------
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS..........................    $ 1,933,133           $ 2,383,322            $ 2,734,726
                                                        ===========           ===========            ===========

-------
The accompanying notes are an integral part of these financial statements.

* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

+ Refer to the Statement of Changes in Net Assets for details on commencement of operations.

                                     FSA-60

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2010

                                                      EQ/WELLS FARGO       FIDELITY(R) VIP      FIDELITY(R) VIP
                                                        ADVANTAGE           CONTRAFUND(R)        EQUITY-INCOME
                                                      OMEGA GROWTH*           PORTFOLIO+           PORTFOLIO+
                                                      --------------       ---------------      ---------------
INCOME AND EXPENSES:
 Investment Income:
  Dividends from The Trusts.........................   $     7,338            $  115,724            $ 2,519
 Expenses:
  Less: Asset-based charges.........................       711,349                32,655                587
  Less: Reduction for expense limitation............            --                    --                 --
                                                       -----------            ----------            -------
  Net Expenses......................................       711,349                32,655                587
                                                       -----------            ----------            -------
NET INVESTMENT INCOME (LOSS)........................      (704,011)               83,069              1,932
                                                       -----------            ----------            -------
REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS:
  Realized gain (loss) on investments...............       588,469                23,706              1,826
  Realized gain distribution from The Trusts........     1,895,524                22,013                 --
                                                       -----------            ----------            -------
 Net realized gain (loss)...........................     2,483,993                45,719              1,826
                                                       -----------            ----------            -------
 Change in unrealized appreciation
  (depreciation) of investments.....................     7,873,233               924,926             15,561
                                                       -----------            ----------            -------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS........................................    10,357,226               970,645             17,387
                                                       -----------            ----------            -------
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS..........................   $ 9,653,215            $1,053,714            $19,319
                                                       ===========            ==========            =======

                                                      FIDELITY(R) VIP      GOLDMAN SACHS VIT       INVESCO V.I.
                                                          MID CAP               MID CAP             FINANCIAL
                                                         PORTFOLIO+           VALUE FUND+         SERVICES FUND+
                                                      ---------------      -----------------      --------------
INCOME AND EXPENSES:
 Investment Income:
  Dividends from The Trusts.........................     $  1,598               $ 1,392               $   --
 Expenses:
  Less: Asset-based charges.........................        4,518                   960                  114
  Less: Reduction for expense limitation............           --                    --                   --
                                                         --------               -------               ------
  Net Expenses......................................        4,518                   960                  114
                                                         --------               -------               ------
NET INVESTMENT INCOME (LOSS)........................       (2,920)                  432                 (114)
                                                         --------               -------               ------
REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS:
  Realized gain (loss) on investments...............        5,471                 2,210                1,051
  Realized gain distribution from The Trusts........        2,100                    --                   --
                                                         --------               -------               ------
 Net realized gain (loss)...........................        7,571                 2,210                1,051
                                                         --------               -------               ------
 Change in unrealized appreciation
  (depreciation) of investments.....................      126,514                34,311                2,548
                                                         --------               -------               ------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS........................................      134,085                36,521                3,599
                                                         --------               -------               ------
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS..........................     $131,165               $36,953               $3,485
                                                         ========               =======               ======

-------
The accompanying notes are an integral part of these financial statements.

* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

+ Refer to the Statement of Changes in Net Assets for details on commencement of operations.

                                     FSA-61

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2010

                                                         INVESCO V.I.         INVESCO V.I.        INVESCO V.I.
                                                      GLOBAL REAL ESTATE     INTERNATIONAL          MID CAP
                                                             FUND+            GROWTH FUND+     CORE EQUITY FUND+
                                                      ------------------     -------------     -----------------
INCOME AND EXPENSES:
 Investment Income:
  Dividends from The Trusts.........................        $ 9,888             $ 8,104            $    467
 Expenses:
  Less: Asset-based charges.........................          7,038               3,383               3,666
  Less: Reduction for expense limitation............             --                  --                  --
                                                            -------             -------            --------
  Net Expenses......................................          7,038               3,383               3,666
                                                            -------             -------            --------
NET INVESTMENT INCOME (LOSS)........................          2,850               4,721              (3,199)
                                                            -------             -------            --------
REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS:
  Realized gain (loss) on investments...............         10,872               4,023               3,524
  Realized gain distribution from The Trusts........             --                  --                  --
                                                            -------             -------            --------
 Net realized gain (loss)...........................         10,872               4,023               3,524
                                                            -------             -------            --------
 Change in unrealized appreciation
  (depreciation) of investments.....................         72,834              74,627              92,677
                                                            -------             -------            --------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS........................................         83,706              78,650              96,201
                                                            -------             -------            --------
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS..........................        $86,556             $83,371            $ 93,002
                                                            =======             =======            ========

                                                          INVESCO V.I.
                                                            SMALL CAP         IVY FUNDS VIP       IVY FUNDS VIP
                                                          EQUITY FUND+           ENERGY+          HIGH INCOME+
                                                         --------------      ---------------     --------------
INCOME AND EXPENSES:
 Investment Income:
  Dividends from The Trusts.........................        $     --            $      1            $     --
 Expenses:
  Less: Asset-based charges.........................           1,559               6,507               8,823
  Less: Reduction for expense limitation............              --                  --                  --
                                                            --------            --------            --------
  Net Expenses......................................           1,559               6,507               8,823
                                                            --------            --------            --------
NET INVESTMENT INCOME (LOSS)........................          (1,559)             (6,506)             (8,823)
                                                            --------            --------            --------
REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS:
  Realized gain (loss) on investments...............          13,047              78,997              24,963
  Realized gain distribution from The Trusts........              --                  --                  --
                                                            --------            --------            --------
 Net realized gain (loss)...........................          13,047              78,997              24,963
                                                            --------            --------            --------
 Change in unrealized appreciation
  (depreciation) of investments.....................          57,945             275,589              74,964
                                                            --------            --------            --------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS........................................          70,992             354,586              99,927
                                                            --------            --------            --------
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS..........................        $ 69,433            $348,080            $ 91,104
                                                            ========            ========            ========

-------
The accompanying notes are an integral part of these financial statements.

* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

+ Refer to the Statement of Changes in Net Assets for details on commencement of operations.

                                     FSA-62

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2010

                                                      IVY FUNDS VIP      LAZARD RETIREMENT
                                                        SMALL CAP         EMERGING MARKETS       MFS(R) INTERNATIONAL
                                                         GROWTH+         EQUITY PORTFOLIO+         VALUE PORTFOLIO+
                                                      -------------      -----------------      ----------------------
INCOME AND EXPENSES:
 Investment Income:
  Dividends from The Trusts.........................    $    --               $146,445                $      --
 Expenses:
  Less: Asset-based charges.........................        850                 28,977                   12,861
  Less: Reduction for expense limitation............         --                     --                       --
                                                        -------               --------                ---------
  Net Expenses......................................        850                 28,977                   12,861
                                                        -------               --------                ---------
NET INVESTMENT INCOME (LOSS)........................       (850)               117,468                  (12,861)
                                                        -------               --------                ---------
REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS:
  Realized gain (loss) on investments...............        531                 30,515                   24,590
  Realized gain distribution from The Trusts........         --                     --                       --
                                                        -------               --------                ---------
 Net realized gain (loss)...........................        531                 30,515                   24,590
                                                        -------               --------                ---------
 Change in unrealized appreciation
  (depreciation) of investments.....................     39,189                263,453                  214,831
                                                        -------               --------                ---------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS........................................     39,720                293,968                  239,421
                                                        -------               --------                ---------
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS..........................    $38,870               $411,436                $ 226,560
                                                        =======               ========                =========

                                                     MFS(R) INVESTORS
                                                       GROWTH STOCK       MFS(R) INVESTORS       MFS(R) TECHNOLOGY
                                                          SERIES+           TRUST SERIES+           PORTFOLIO+
                                                       -------------      ----------------       -----------------
INCOME AND EXPENSES:
 Investment Income:
  Dividends from The Trusts.........................     $    --              $     --               $     --
 Expenses:
  Less: Asset-based charges.........................         540                 4,556                  3,170
  Less: Reduction for expense limitation............          --                    --                     --
                                                         -------              --------               --------
  Net Expenses......................................         540                 4,556                  3,170
                                                         -------              --------               --------
NET INVESTMENT INCOME (LOSS)........................        (540)               (4,556)                (3,170)
                                                         -------              --------               --------
REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS:
  Realized gain (loss) on investments...............         658                 2,081                 25,780
  Realized gain distribution from The Trusts........          --                    --                     --
                                                         -------              --------               --------
 Net realized gain (loss)...........................         658                 2,081                 25,780
                                                         -------              --------               --------
 Change in unrealized appreciation
  (depreciation) of investments.....................      12,697               109,929                 43,770
                                                         -------              --------               --------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS........................................      13,355               112,010                 69,550
                                                         -------              --------               --------
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS..........................     $12,815              $107,454               $ 66,380
                                                         =======              ========               ========

-------
The accompanying notes are an integral part of these financial statements.

* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

+ Refer to the Statement of Changes in Net Assets for details on commencement of operations.

                                     FSA-63

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2010

                                                                             MULTIMANAGER
                                                      MFS(R) UTILITIES        AGGRESSIVE        MULTIMANAGER
                                                           SERIES+              EQUITY*          CORE BOND*
                                                      ----------------      -------------       ------------
INCOME AND EXPENSES:
 Investment Income:
  Dividends from The Trusts.........................      $     --          $  4,859,273         $2,849,337
 Expenses:
  Less: Asset-based charges.........................         3,705             7,468,813          1,274,898
  Less: Reduction for expense limitation............            --            (1,550,785)                --
                                                          --------          ------------         ----------
  Net Expenses......................................         3,705             5,918,028          1,274,898
                                                          --------          ------------         ----------
NET INVESTMENT INCOME (LOSS)........................        (3,705)           (1,058,755)         1,574,439
                                                          --------          ------------         ----------
REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS:
  Realized gain (loss) on investments...............        10,255           (18,591,492)         1,171,769
  Realized gain distribution from The Trusts........            --                    --          1,470,087
                                                          --------          ------------         ----------
 Net realized gain (loss)...........................        10,255           (18,591,492)         2,641,856
                                                          --------          ------------         ----------
 Change in unrealized appreciation
  (depreciation) of investments.....................        60,304           110,198,763            120,226
                                                          --------          ------------         ----------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS........................................        70,559            91,607,271          2,762,082
                                                          --------          ------------         ----------
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS..........................      $ 66,854          $ 90,548,516         $4,336,521
                                                          ========          ============         ==========

                                                        MULTIMANAGER        MULTIMANAGER       MULTIMANAGER
                                                        INTERNATIONAL        LARGE CAP          LARGE CAP
                                                           EQUITY*          CORE EQUITY*          VALUE*
                                                      ---------------      -------------       ------------
INCOME AND EXPENSES:
 Investment Income:
  Dividends from The Trusts.........................    $  2,080,459        $    38,547         $   476,570
 Expenses:
  Less: Asset-based charges.........................         908,226            188,384             690,062
  Less: Reduction for expense limitation............              --                 --                  --
                                                        ------------        -----------         -----------
  Net Expenses......................................         908,226            188,384             690,062
                                                        ------------        -----------         -----------
NET INVESTMENT INCOME (LOSS)........................       1,172,233           (149,837)           (213,492)
                                                        ------------        -----------         -----------
REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS:
  Realized gain (loss) on investments...............     (11,273,751)        (1,097,537)         (5,898,995)
  Realized gain distribution from The Trusts........              --                 --                  --
                                                        ------------        -----------         -----------
 Net realized gain (loss)...........................     (11,273,751)        (1,097,537)         (5,898,995)
                                                        ------------        -----------         -----------
 Change in unrealized appreciation
  (depreciation) of investments.....................      13,941,930          2,640,215          12,270,656
                                                        ------------        -----------         -----------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS........................................       2,668,179          1,542,678           6,371,661
                                                        ------------        -----------         -----------
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS..........................    $  3,840,412        $ 1,392,841         $ 6,158,169
                                                        ============        ===========         ===========

-------
The accompanying notes are an integral part of these financial statements.

* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

+ Refer to the Statement of Changes in Net Assets for details on commencement of operations.

                                     FSA-64

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2010

                                                        MULTIMANAGER         MULTIMANAGER           MULTIMANAGER
                                                      MID CAP GROWTH*       MID CAP VALUE*       MULTI-SECTOR BOND*
                                                     ----------------      ---------------      -------------------
INCOME AND EXPENSES:
 Investment Income:
  Dividends from The Trusts.........................   $         --          $    500,301           $ 3,422,482
 Expenses:
  Less: Asset-based charges.........................        864,448               828,637             1,554,364
  Less: Reduction for expense limitation............             --                    --                    --
                                                       ------------          ------------           -----------
  Net Expenses......................................        864,448               828,637             1,554,364
                                                       ------------          ------------           -----------
NET INVESTMENT INCOME (LOSS)........................       (864,448)             (328,336)            1,868,118
                                                       ------------          ------------           -----------
REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS:
  Realized gain (loss) on investments...............     (2,990,864)           (3,274,390)           (8,626,841)
  Realized gain distribution from The Trusts........             --                    --                    --
                                                       ------------          ------------           -----------
 Net realized gain (loss)...........................     (2,990,864)           (3,274,390)           (8,626,841)
                                                       ------------          ------------           -----------
 Change in unrealized appreciation
  (depreciation) of investments.....................     19,385,816            17,560,417            13,128,936
                                                       ------------          ------------           -----------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS........................................     16,394,952            14,286,027             4,502,095
                                                       ------------          ------------           -----------
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS..........................   $ 15,530,504          $ 13,957,691           $ 6,370,213
                                                       ============          ============           ===========

                                                         MULTIMANAGER         MULTIMANAGER         MULTIMANAGER
                                                      SMALL CAP GROWTH*     SMALL CAP VALUE*        TECHNOLOGY*
                                                      -----------------     ----------------       ------------
INCOME AND EXPENSES:
 Investment Income:
  Dividends from The Trusts.........................     $         --         $    179,771         $         --
 Expenses:
  Less: Asset-based charges.........................          587,147            1,592,052            1,481,261
  Less: Reduction for expense limitation............               --                   --                   --
                                                         ------------         ------------         ------------
  Net Expenses......................................          587,147            1,592,052            1,481,261
                                                         ------------         ------------         ------------
NET INVESTMENT INCOME (LOSS)........................         (587,147)          (1,412,281)          (1,481,261)
                                                         ------------         ------------         ------------
REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS:
  Realized gain (loss) on investments...............       (3,624,890)         (18,347,017)          (4,043,575)
  Realized gain distribution from The Trusts........               --                   --                   --
                                                         ------------         ------------         ------------
 Net realized gain (loss)...........................       (3,624,890)         (18,347,017)          (4,043,575)
                                                         ------------         ------------         ------------
 Change in unrealized appreciation
  (depreciation) of investments.....................       15,038,194           44,919,404           23,048,143
                                                         ------------         ------------         ------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS........................................       11,413,304           26,572,387           19,004,568
                                                         ------------         ------------         ------------
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS..........................     $ 10,826,157         $ 25,160,106         $ 17,523,307
                                                         ============         ============         ============

-------
The accompanying notes are an integral part of these financial statements.

* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

+ Refer to the Statement of Changes in Net Assets for details on commencement of operations.

                                     FSA-65

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2010

                                                                           PIMCO VARIABLE
                                                      OPPENHEIMER          INSURANCE TRUST
                                                      MAIN STREET      COMMODITYREALRETURN(R)     TARGET 2015
                                                      FUND(R)/VA+        STRATEGY PORTFOLIO+      ALLOCATION*
                                                      -----------      ----------------------    ------------
INCOME AND EXPENSES:
 Investment Income:
  Dividends from The Trusts.........................    $   --                 $16,196            $  268,455
 Expenses:
  Less: Asset-based charges.........................       161                   1,178               229,411
  Less: Reduction for expense limitation............        --                      --                    --
                                                        ------                 -------            ----------
  Net Expenses......................................       161                   1,178               229,411
                                                        ------                 -------            ----------
NET INVESTMENT INCOME (LOSS)........................      (161)                 15,018                39,044
                                                        ------                 -------            ----------
REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS:
  Realized gain (loss) on investments...............       342                     952              (656,193)
  Realized gain distribution from The Trusts........        --                   7,948               106,680
                                                        ------                 -------            ----------
 Net realized gain (loss)...........................       342                   8,900              (549,513)
                                                        ------                 -------            ----------
 Change in unrealized appreciation
  (depreciation) of investments.....................     4,347                  32,421             2,119,768
                                                        ------                 -------            ----------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS........................................     4,689                  41,321             1,570,255
                                                        ------                 -------            ----------
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS..........................    $4,528                 $56,339            $1,609,299
                                                        ======                 =======            ==========

                                                        TARGET 2025         TARGET 2035          TARGET 2045
                                                        ALLOCATION*         ALLOCATION*          ALLOCATION*
                                                       -------------        ------------         -----------
INCOME AND EXPENSES:
 Investment Income:
  Dividends from The Trusts.........................   $     335,626        $  246,152           $  146,948
 Expenses:
  Less: Asset-based charges.........................         295,438           224,369              151,178
  Less: Reduction for expense limitation............              --                --                   --
                                                       -------------        ----------           ----------
  Net Expenses......................................         295,438           224,369              151,178
                                                       -------------        ----------           ----------
NET INVESTMENT INCOME (LOSS)........................          40,188            21,783               (4,230)
                                                       -------------        ----------           ----------
REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS:
  Realized gain (loss) on investments...............      (1,139,682)         (666,137)            (516,787)
  Realized gain distribution from The Trusts........          41,002            56,263               67,172
                                                       -------------        ----------           ----------
 Net realized gain (loss)...........................      (1,098,680)         (609,874)            (449,615)
                                                       -------------        ----------           ----------
 Change in unrealized appreciation
  (depreciation) of investments.....................       3,563,709         2,680,639            1,917,089
                                                       -------------        ----------           ----------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS........................................       2,465,029         2,070,765            1,467,474
                                                       -------------        ----------           ----------
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS..........................   $   2,505,217        $2,092,548           $1,463,244
                                                       =============        ==========           ==========

-------
The accompanying notes are an integral part of these financial statements.

* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

+ Refer to the Statement of Changes in Net Assets for details on commencement of operations.

                                     FSA-66

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS (CONCLUDED)

FOR THE YEAR ENDED DECEMBER 31, 2010

                                                           TEMPLETON
                                                          GLOBAL BOND
                                                        SECURITIES FUND+
                                                       -----------------
INCOME AND EXPENSES:
 Investment Income:
  Dividends from The Trusts.........................       $  1,573
 Expenses:
  Less: Asset-based charges.........................          5,339
  Less: Reduction for expense limitation............             --
                                                           --------
  Net Expenses......................................          5,339
                                                           --------
NET INVESTMENT INCOME (LOSS)........................         (3,766)
                                                           --------
REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS:
  Realized gain (loss) on investments...............          1,831
  Realized gain distribution from The Trusts........            284
                                                           --------
 Net realized gain (loss)...........................          2,115
                                                           --------
 Change in unrealized appreciation
  (depreciation) of investments.....................         43,778
                                                           --------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS........................................         45,893
                                                           --------
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS..........................       $ 42,127
                                                           ========

-------
The accompanying notes are an integral part of these financial statements.

* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

+ Refer to the Statement of Changes in Net Assets for details on commencement of operations.

                                     FSA-67

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEARS ENDED DECEMBER 31,

                                                                                 AMERICAN CENTURY
                                                           ALL ASSET                VP MID CAP              AXA AGGRESSIVE
                                                        ALLOCATION* (m)             VALUE (n)                 ALLOCATION*
                                                 -----------------------------  -----------------  ---------------------------------
                                                       2010           2009             2010              2010             2009
                                                 --------------- -------------  -----------------  ---------------- ----------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)...................   $    82,514    $   30,934        $  2,972        $   1,298,594    $    (247,451)
 Net realized gain (loss) on investments........       312,590        26,500          (1,002)         (23,470,399)        (894,740)
 Change in unrealized appreciation
  (depreciation) of investments.................       556,472       (17,554)         41,650           58,710,032       50,664,647
                                                   -----------    ----------        --------        -------------    -------------
 Net Increase (decrease) in net assets from
  operations....................................       951,576        39,880          43,620           36,538,227       49,522,456
                                                   -----------    ----------        --------        -------------    -------------
CONTRACTOWNERS TRANSACTIONS:
 Contributions and Transfers:
  Payments received from contractowners.........     2,183,904       215,259         351,651           77,955,513       69,728,140
  Transfers between funds including
   guaranteed interest account, net.............     7,065,969     1,788,753          77,518             (304,606)      10,507,488
  Transfers for contract benefits and
   terminations.................................      (316,477)         (848)           (571)         (20,477,833)     (11,791,017)
  Contract maintenance charges..................        (3,758)          (70)            (33)            (783,346)        (590,373)
  Adjustments to net assets allocated to
   contracts in payout period...................            --            --              --                   --               --
                                                   -----------    ----------        --------        -------------    -------------
Net increase (decrease) in net assets from
 contractowners transactions....................     8,929,638     2,003,094         428,565           56,389,728       67,854,238
                                                   -----------    ----------        --------        -------------    -------------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account A............         1,904           169              --                6,000               --
                                                   -----------    ----------        --------        -------------    -------------
INCREASE (DECREASE) IN NET ASSETS...............     9,883,118     2,043,143         472,185           92,933,955      117,376,694
NET ASSETS -- BEGINNING OF PERIOD...............     2,043,143            --              --          264,078,290      146,701,596
                                                   -----------    ----------        --------        -------------    -------------
NET ASSETS -- END OF PERIOD.....................   $11,926,261    $2,043,143        $472,185        $ 357,012,245    $ 264,078,290
                                                   ===========    ==========        ========        =============    =============
CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS B
 Issued.........................................            91            20              --                  948            1,054
 Redeemed.......................................           (10)           --              --                 (472)            (372)
                                                   -----------    ----------        --------        -------------    -------------
 Net Increase (Decrease)........................            81            20              --                  476              682
                                                   ===========    ==========        ========        =============    =============
UNIT ACTIVITY CLASS II
 Issued.........................................            --            --               5                   --               --
 Redeemed.......................................            --            --              (1)                  --               --
                                                   -----------    ----------        --------        -------------    -------------
 Net Increase (Decrease)........................            --            --               4                   --               --
                                                   ===========    ==========        =========       =============    =============

-------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

                                     FSA-68

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,


                                                      AXA BALANCED              AXA CONSERVATIVE               AXA CONSERVATIVE
                                                     STRATEGY* (a)                ALLOCATION*                GROWTH STRATEGY* (a)
                                               ------------------------   ---------------------------   ----------------------------
                                                   2010         2009          2010          2009            2010             2009
                                               -----------   ----------   ------------   ------------   ------------    ------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)...................  $    78,118   $   50,643   $  1,047,713   $    827,721    $    9,986   $   10,450
 Net realized gain (loss) on investments........      158,853       35,639      3,008,231     (1,567,981)       33,071       12,381
 Change in unrealized appreciation
  (depreciation) of investments.................    1,021,645       54,313      1,110,527      6,178,939       151,772       20,394
                                                  -----------   ----------   ------------   ------------    ----------   ----------
 Net Increase (decrease) in net assets from
  operations....................................    1,258,616      140,595      5,166,471      5,438,679       194,829       43,225
                                                  -----------   ----------   ------------   ------------    ----------   ----------
CONTRACTOWNERS TRANSACTIONS:
 Contributions and Transfers:
  Payments received from contractowners.........   14,675,323    5,608,136     20,458,209     15,923,956     2,439,028    1,267,961
  Transfers between funds including
   guaranteed interest account, net.............          393      371,574      8,546,606      6,744,587            --      (21,993)
  Transfers for contract benefits and
   terminations.................................     (364,275)     (82,716)    (8,992,156)    (5,699,977)      (40,925)    (148,494)
  Contract maintenance charges..................      (56,216)         (19)      (119,803)       (84,454)      (11,135)         (38)
  Adjustments to net assets allocated to
   contracts in payout period...................           --           --             --             --            --           --
                                                  -----------   ----------   ------------   ------------    ----------   ----------
Net increase (decrease) in net assets from
 contractowners transactions....................   14,255,225    5,896,975     19,892,856     16,884,112     2,386,968    1,097,436
                                                  -----------   ----------   ------------   ------------    ----------   ----------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account A............          839         (237)          --             --              --           --
                                                  -----------   ----------   ------------   ------------    ----------   ----------
INCREASE (DECREASE) IN NET ASSETS...............   15,514,680    6,037,333     25,059,327     22,322,791     2,581,797    1,140,661
NET ASSETS -- BEGINNING OF PERIOD...............    6,037,333         --       78,156,007     55,833,216     1,140,661         --
                                                  -----------   ----------   ------------   ------------    ----------   ----------
NET ASSETS -- END OF PERIOD.....................  $21,552,013   $6,037,333   $103,215,334   $ 78,156,007    $3,722,458   $1,140,661
                                                  ===========   ==========   ============   ============    ==========   ==========
CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
 Issued .....................................           10            4             --             --            --              --
 Redeemed ...................................          (11)          --             --             --            --              --
                                               -----------   ----------   ------------   ------------    ----------      ----------
 Net Increase (Decrease) ....................           (1)           4             --             --            --              --
                                               ===========   ==========   ============   ============    ==========      ==========
UNIT ACTIVITY CLASS B
 Issued .....................................          128           52            384            367            24              12
 Redeemed ...................................           (3)          (1)          (207)          (205)           (3)             (2)
                                               -----------   ----------   ------------   ------------    ----------      ----------
 Net Increase (Decrease) ....................          125           51            177            162            21              10
                                               ===========   ==========   ============   ============    ==========      ==========

-------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

                                     FSA-69

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,

                                                    AXA CONSERVATIVE         AXA CONSERVATIVE-PLUS            AXA GROWTH
                                                       STRATEGY*                  ALLOCATION*                STRATEGY* (b)
                                                 ----------------------   ---------------------------   -----------------------
                                                    2010         2009         2010          2009            2010         2009
                                                 ----------   ---------   ------------   ------------   ----------   ----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)...................    $    7,878   $   3,569   $  1,178,367   $    815,886   $    5,093   $    8,968
 Net realized gain (loss) on investments........         7,253       3,445     (1,704,113)      (737,736)      13,941       14,956
 Change in unrealized appreciation
  (depreciation) of investments.................        24,661      (1,652)    10,793,897     12,108,048       86,473       12,851
                                                    ----------   ---------   ------------   ------------   ----------   ----------
 Net Increase (decrease) in net assets from
  operations....................................        39,792       5,362     10,268,151     12,186,198      105,507       36,775
                                                    ----------   ---------   ------------   ------------   ----------   ----------
CONTRACTOWNERS TRANSACTIONS:
 Contributions and Transfers:
  Payments received from contractowners.........     1,184,693     436,247     33,435,469     28,768,650           --           --
  Transfers between funds including
   guaranteed interest account, net.............       (10,830)    (22,016)     1,669,624      5,890,218      (14,458)   1,446,517
  Transfers for contract benefits and
   terminations.................................       (11,949)   (144,372)   (13,452,907)    (8,216,734)     (30,298)      (9,185)
  Contract maintenance charges..................        (2,033)        (38)      (277,426)      (194,931)          --           --
  Adjustments to net assets allocated to
   contracts in payout period...................            --          --             --             --           --           --
                                                    ----------   ---------   ------------   ------------   ----------   ----------
Net increase (decrease) in net assets from
 contractowners transactions....................     1,159,881     269,821     21,374,760     26,247,203      (44,756)   1,437,332
                                                    ----------   ---------   ------------   ------------   ----------   ----------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account A............           178          19             --          3,503           --           49
                                                    ----------   ---------   ------------   ------------   ----------   ----------
INCREASE (DECREASE) IN NET ASSETS...............     1,199,851     275,202     31,642,911     38,436,904       60,751    1,474,156
NET ASSETS -- BEGINNING OF PERIOD...............       275,202          --    118,189,637     79,752,733    1,474,156           --
                                                    ----------   ---------   ------------   ------------   ----------   ----------
NET ASSETS -- END OF PERIOD.....................    $1,475,053   $ 275,202   $149,832,548   $118,189,637   $1,534,907   $1,474,156
                                                    ==========   =========   ============   ============   ==========   ==========
CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
 Issued .....................................            --          --             --             --            6           18
 Redeemed ...................................            --          --             --             --           (7)          (4)
                                                 ----------   ---------   ------------   ------------   ----------   ----------
 Net Increase (Decrease) ....................            --          --             --             --           (1)          14
                                                 ==========   =========   ============   ============   ==========   ==========
UNIT ACTIVITY CLASS B
 Issued .....................................            10           5            462            457           --           --
 Redeemed ...................................            --          (2)          (274)          (201)          --           --
                                                 ----------   ---------   ------------   ------------   ----------   ----------
 Net Increase (Decrease) ....................            10           3            188            256           --           --
                                                 ==========   =========   ============   ============   ==========   ==========

-------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

                                     FSA-70

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,

                                                          AXA MODERATE                      AXA MODERATE-PLUS
                                                           ALLOCATION*                         ALLOCATION*
                                                 -------------------------------      ---------------------------
                                                      2010             2009               2010           2009
                                                 --------------   --------------      ------------   ------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)...................    $   19,760,573   $    7,425,879      $  3,971,306   $  1,062,579
 Net realized gain (loss) on investments........        12,503,339       56,506,218       (33,276,501)     4,509,102
 Change in unrealized appreciation
  (depreciation) of investments.................       102,080,469      138,523,995       103,286,611    100,760,740
                                                    --------------   --------------      ------------   ------------
 Net Increase (decrease) in net assets from
  operations....................................       134,344,381      202,456,092        73,981,416    106,332,421
                                                    --------------   --------------      ------------   ------------
CONTRACTOWNERS TRANSACTIONS:
 Contributions and Transfers:
  Payments received from contractowners.........       168,373,011      149,839,690       147,688,275    142,769,918
  Transfers between funds including
   guaranteed interest account, net.............       (25,144,572)     (20,297,442)      (14,382,009)     6,248,018
  Transfers for contract benefits and
   terminations.................................      (141,801,279)    (116,885,252)      (52,014,271)   (37,464,153)
  Contract maintenance charges..................        (1,989,790)      (1,788,380)       (1,611,514)    (1,314,750)
  Adjustments to net assets allocated to
   contracts in payout period...................          (435,039)        (509,566)               --             --
                                                    --------------   --------------      ------------   ------------
Net increase (decrease) in net assets from
 contractowners transactions....................          (997,669)      10,359,050        79,680,481    110,239,033
                                                    --------------   --------------      ------------   ------------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account A............         1,884,344        1,776,634                --         59,998
                                                    --------------   --------------      ------------   ------------
INCREASE (DECREASE) IN NET ASSETS...............       135,231,056      214,591,776       153,661,897    216,631,452
NET ASSETS -- BEGINNING OF PERIOD...............     1,500,276,656    1,285,684,880       668,809,213    452,177,761
                                                    --------------   --------------      ------------   ------------
NET ASSETS -- END OF PERIOD.....................    $1,635,507,712   $1,500,276,656      $822,471,110   $668,809,213
                                                    ==============   ==============      ============   ============
CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
 Issued .....................................             2,135            3,063                --             --
 Redeemed ...................................            (2,724)          (3,213)               --             --
                                                 --------------   --------------      ------------   ------------
 Net Increase (Decrease) ....................              (589)            (150)               --             --
                                                 ==============   ==============      ============   ============
UNIT ACTIVITY CLASS B
 Issued .....................................               620              512             1,598          1,897
 Redeemed ...................................              (282)            (265)             (943)          (840)
                                                 --------------   --------------      ------------   ------------
 Net Increase (Decrease) ....................               338              247               655          1,057
                                                 ==============   ==============      ============   ============


                                                    AXA TACTICAL             AXA TACTICAL
                                                 MANAGER 2000* (n)         MANAGER 400* (n)
                                                 -----------------         -----------------
                                                       2010                      2010
                                                 -----------------         -----------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)...................        $   (970)                $ (2,024)
 Net realized gain (loss) on investments........          17,089                   24,024
 Change in unrealized appreciation
  (depreciation) of investments.................          28,751                   48,960
                                                        --------                 --------
 Net Increase (decrease) in net assets from
  operations....................................          44,870                   70,960
                                                        --------                 --------
CONTRACTOWNERS TRANSACTIONS:
 Contributions and Transfers:
  Payments received from contractowners.........         151,386                  227,103
  Transfers between funds including
   guaranteed interest account, net.............         219,907                  656,415
  Transfers for contract benefits and
   terminations.................................             (74)                    (239)
  Contract maintenance charges..................             (30)                     (75)
  Adjustments to net assets allocated to
   contracts in payout period...................              --                       --
                                                        --------                 --------
Net increase (decrease) in net assets from
 contractowners transactions....................         371,189                  883,204
                                                        --------                 --------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account A............              15                       44
                                                        --------                 --------
INCREASE (DECREASE) IN NET ASSETS...............         416,074                  954,208
NET ASSETS -- BEGINNING OF PERIOD...............              --                       --
                                                        --------                 --------
NET ASSETS -- END OF PERIOD.....................        $416,074                 $954,208
                                                        ========                 ========
CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
 Issued ........................................              --                       --
 Redeemed ......................................              --                       --
                                                        --------                 --------
 Net Increase (Decrease) .......................              --                       --
                                                        ========                 ========
UNIT ACTIVITY CLASS B
 Issued ........................................               5                        9
 Redeemed ......................................              (2)                      (1)
                                                        --------                 --------
 Net Increase (Decrease) .......................               3                        8
                                                        ========                 ========

-------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

                                     FSA-71

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,

                                                                    AXA TACTICAL
                                                 AXA TACTICAL          MANAGER             EQ/ALLIANCEBERNSTEIN
                                               MANAGER 500* (n)   INTERNATIONAL* (n)          INTERNATIONAL*
                                               ----------------   ------------------   ---------------------------
                                                    2010                2010             2010            2009
                                               ----------------   ------------------   ------------   ------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)...................   $     (472)        $  1,633         $  5,610,690   $  6,266,671
 Net realized gain (loss) on investments........       17,926            7,891          (37,800,030)   (60,112,404)
 Change in unrealized appreciation
  (depreciation) of investments.................       66,469           22,006           50,509,990    162,512,273
                                                   ----------         --------         ------------   ------------
 Net Increase (decrease) in net assets from
  operations....................................       83,923           31,530           18,320,650    108,666,540
                                                   ----------         --------         ------------   ------------
CONTRACTOWNERS TRANSACTIONS:
 Contributions and Transfers:
  Payments received from contractowners.........      677,985          269,201           36,439,952     43,807,489
  Transfers between funds including
   guaranteed interest account, net.............      455,161          339,220          (34,462,621)   (28,773,650)
  Transfers for contract benefits and
   terminations.................................       (2,468)          (2,586)         (43,585,460)   (38,057,345)
  Contract maintenance charges..................         (126)             (25)            (524,953)      (597,404)
  Adjustments to net assets allocated to
   contracts in payout period...................           --               --             (128,298)      (215,407)
                                                   ----------         --------         ------------   ------------
Net increase (decrease) in net assets from
 contractowners transactions....................    1,130,552          605,810          (42,261,380)   (23,836,317)
                                                   ----------         --------         ------------   ------------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account A............          198              700              231,492        248,594
                                                   ----------         --------         ------------   ------------
INCREASE (DECREASE) IN NET ASSETS...............    1,214,673          638,040          (23,709,238)    85,078,817
NET ASSETS -- BEGINNING OF PERIOD...............           --               --          523,347,996    438,269,179
                                                   ----------         --------         ------------   ------------
NET ASSETS -- END OF PERIOD.....................   $1,214,673         $638,040         $499,638,758   $523,347,996
                                                   ==========         ========         ============   ============
CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
 Issued .....................................              --             --                    421            743
 Redeemed ...................................              --             --                   (730)          (911)
                                                   ----------         --------         ------------   ------------
 Net Increase (Decrease) ....................              --               --                 (309)          (168)
                                                   ==========         ========         ============   ============
UNIT ACTIVITY CLASS B
 Issued .....................................              11                8                   90            134
 Redeemed ...................................              (1)              (3)                (152)          (202)
                                                   ----------         --------         ------------   ------------
 Net Increase (Decrease) ....................              10                5                  (62)           (68)
                                                   ==========         ========         ============   ============

                                                         EQ/ALLIANCEBERNSTEIN
                                                           SMALL CAP GROWTH*
                                                    ---------------------------
                                                       2010            2009
                                                    ------------   ------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)...................    $ (3,448,474)  $ (2,492,226)
 Net realized gain (loss) on investments........      (3,388,695)   (28,313,781)
 Change in unrealized appreciation
  (depreciation) of investments.................      84,838,262     97,071,168
                                                    ------------   ------------
 Net Increase (decrease) in net assets from
  operations....................................      78,001,093     66,265,161
                                                    ------------   ------------
CONTRACTOWNERS TRANSACTIONS:
 Contributions and Transfers:
  Payments received from contractowners.........      17,454,369     18,105,704
  Transfers between funds including
   guaranteed interest account, net.............      (7,880,647)    (8,247,878)
  Transfers for contract benefits and
   terminations.................................     (23,647,699)   (16,722,756)
  Contract maintenance charges..................        (287,999)      (290,412)
  Adjustments to net assets allocated to
   contracts in payout period...................        (394,341)      (362,480)
                                                    ------------   ------------
Net increase (decrease) in net assets from
 contractowners transactions....................     (14,756,317)    (7,517,822)
                                                    ------------   ------------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account A............         441,786        384,785
                                                    ------------   ------------
INCREASE (DECREASE) IN NET ASSETS...............      63,686,562     59,132,124
NET ASSETS -- BEGINNING OF PERIOD...............     259,347,594    200,215,470
                                                    ------------   ------------
NET ASSETS -- END OF PERIOD.....................    $323,034,156   $259,347,594
                                                    ============   ============
CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
 Issued ........................................             286            351
 Redeemed ......................................            (358)          (392)
                                                    ------------   ------------
 Net Increase (Decrease) .......................             (72)           (41)
                                                    ============   ============
UNIT ACTIVITY CLASS B
 Issued ........................................              60             68
 Redeemed ......................................             (81)           (85)
                                                    ------------   ------------
 Net Increase (Decrease) .......................             (21)           (17)
                                                    ============   ============

-------
The accompanying notes are an integral part of these financial statements.

* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

                                     FSA-72

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,

                                                         EQ/AXA FRANKLIN                    EQ/BLACKROCK
                                                      SMALL CAP VALUE CORE*              BASIC VALUE EQUITY*
                                                   --------------------------     -----------------------------
                                                      2010            2009             2010             2009
                                                   -----------    -----------     ------------     ------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)...................   $  (139,787)   $   (22,892)    $    110,521     $  3,830,094
 Net realized gain (loss) on investments........     1,850,260     (2,088,015)     (14,589,250)     (23,704,481)
 Change in unrealized appreciation
  (depreciation) of investments.................       831,376      4,465,660       52,989,643       89,803,308
                                                   -----------    -----------     ------------     ------------
 Net Increase (decrease) in net assets from
  operations....................................     2,541,849      2,354,753       38,510,914       69,928,921
                                                   -----------    -----------     ------------     ------------
CONTRACTOWNERS TRANSACTIONS:
 Contributions and Transfers:
  Payments received from contractowners.........     1,818,139      2,042,849       44,282,109       35,057,405
  Transfers between funds including
   guaranteed interest account, net.............       516,837        372,303       14,535,743        8,642,044
  Transfers for contract benefits and
   terminations.................................      (879,150)      (716,088)     (28,019,514)     (19,889,764)
  Contract maintenance charges..................       (12,863)       (12,222)        (328,994)        (311,759)
  Adjustments to net assets allocated to
   contracts in payout period...................            --             --               --               --
                                                   -----------    -----------     ------------     ------------
Net increase (decrease) in net assets from
 contractowners transactions....................     1,442,963      1,686,842       30,469,344       23,497,926
                                                   -----------    -----------     ------------     ------------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account A............            --             --               --            8,999
                                                   -----------    -----------     ------------     ------------
INCREASE (DECREASE) IN NET ASSETS...............     3,984,812      4,041,595       68,980,258       93,435,846
NET ASSETS -- BEGINNING OF PERIOD...............    11,631,475      7,589,880      328,748,111      235,312,265
                                                   -----------    -----------     ------------     ------------
NET ASSETS -- END OF PERIOD.....................   $15,616,287    $11,631,475     $397,728,369     $328,748,111
                                                   ===========    ===========     ============     ============
CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS B
 Issued.........................................            94            115              525              472
 Redeemed.......................................           (82)           (89)            (329)            (305)
                                                   -----------    -----------     ------------     ------------
 Net Increase (Decrease)........................            12             26              196              167
                                                   ===========    ===========     ============     ============

                                                           EQ/BLACKROCK
                                                       INTERNATIONAL VALUE*
                                                 ---------------------------------
                                                       2010             2009
                                                 ---------------- ----------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)...................  $  (1,281,221)   $   1,751,443
 Net realized gain (loss) on investments........    (27,741,994)     (31,017,073)
 Change in unrealized appreciation
  (depreciation) of investments.................     40,646,625       85,045,272
                                                  -------------    -------------
 Net Increase (decrease) in net assets from
  operations....................................     11,623,410       55,779,642
                                                  -------------    -------------
CONTRACTOWNERS TRANSACTIONS:
 Contributions and Transfers:
  Payments received from contractowners.........     27,719,527       28,604,304
  Transfers between funds including
   guaranteed interest account, net.............    (10,551,559)      (6,079,350)
  Transfers for contract benefits and
   terminations.................................    (20,970,278)     (15,813,505)
  Contract maintenance charges..................       (272,401)        (296,177)
  Adjustments to net assets allocated to
   contracts in payout period...................             --               --
                                                  -------------    -------------
Net increase (decrease) in net assets from
 contractowners transactions....................     (4,074,711)       6,415,272
                                                  -------------    -------------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account A............             --               --
                                                  -------------    -------------
INCREASE (DECREASE) IN NET ASSETS...............      7,548,699       62,194,914
NET ASSETS -- BEGINNING OF PERIOD...............    252,946,848      190,751,934
                                                  -------------    -------------
NET ASSETS -- END OF PERIOD.....................  $ 260,495,547    $ 252,946,848
                                                  =============    =============
CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS B
 Issued.........................................            386              477
 Redeemed.......................................           (417)            (407)
                                                  -------------    -------------
 Net Increase (Decrease)........................            (31)              70
                                                  =============    =============

-------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

                                     FSA-73

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,


                                                       EQ/BOSTON ADVISORS                     EQ/CALVERT
                                                         EQUITY INCOME*                  SOCIALLY RESPONSIBLE*
                                                 -------------------------------    -------------------------------
                                                       2010            2009               2010            2009
                                                 --------------- ---------------    --------------- ---------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)...................  $    581,889    $    591,009       $   (248,423)   $   (159,792)
 Net realized gain (loss) on investments........    (5,215,382)     (9,518,856)          (848,470)     (1,198,023)
 Change in unrealized appreciation
  (depreciation) of investments.................    11,655,520      14,328,905          3,264,762       5,547,751
                                                  ------------    ------------       ------------    ------------
 Net Increase (decrease) in net assets from
  operations....................................     7,022,027       5,401,058          2,167,869       4,189,936
                                                  ------------    ------------       ------------    ------------
CONTRACTOWNERS TRANSACTIONS:
 Contributions and Transfers:
  Payments received from contractowners.........     6,952,386       7,411,670          2,902,438       3,017,850
  Transfers between funds including
   guaranteed interest account, net.............    (2,502,997)     (2,069,966)          (580,124)       (508,471)
  Transfers for contract benefits and
   terminations.................................    (4,020,320)     (2,910,080)        (1,186,695)       (654,146)
  Contract maintenance charges..................       (60,445)        (57,332)           (32,644)        (30,974)
  Adjustments to net assets allocated to
   contracts in payout period...................            --              --                 --              --
                                                  ------------    ------------       ------------    ------------
Net increase (decrease) in net assets from
 contractowners transactions....................       368,624       2,374,292          1,102,975       1,824,259
                                                  ------------    ------------       ------------    ------------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account A............            91           5,711                 --          99,998
                                                  ------------    ------------       ------------    ------------
INCREASE (DECREASE) IN NET ASSETS...............     7,390,742       7,781,061          3,270,844       6,114,193
NET ASSETS -- BEGINNING OF PERIOD...............    50,323,292      42,542,231         18,950,607      12,836,414
                                                  ------------    ------------       ------------    ------------
NET ASSETS -- END OF PERIOD.....................  $ 57,714,034    $ 50,323,292       $ 22,221,451    $ 18,950,607
                                                  ============    ============       ============    ============
CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS B
 Issued.........................................           125             195                 55              67
 Redeemed.......................................          (121)           (158)               (39)            (35)
                                                  ------------    ------------       ------------    ------------
 Net Increase (Decrease)........................             4              37                 16              32
                                                  ============    ============       ============    ============

                                                            EQ/CAPITAL
                                                         GUARDIAN GROWTH*
                                                  ------------------------------
                                                        2010           2009
                                                  --------------- --------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)...................   $   (157,592)   $   (132,978)
 Net realized gain (loss) on investments........     (1,048,880)     (1,567,967)
 Change in unrealized appreciation
  (depreciation) of investments.................      3,269,609       5,776,621
                                                   ------------    ------------
 Net Increase (decrease) in net assets from
  operations....................................      2,063,137       4,075,676
                                                   ------------    ------------
CONTRACTOWNERS TRANSACTIONS:
 Contributions and Transfers:
  Payments received from contractowners.........      2,136,201       2,135,830
  Transfers between funds including
   guaranteed interest account, net.............       (268,124)        122,396
  Transfers for contract benefits and
   terminations.................................     (1,455,800)     (1,160,460)
  Contract maintenance charges..................        (17,031)        (17,593)
  Adjustments to net assets allocated to
   contracts in payout period...................             --              --
                                                   ------------    ------------
Net increase (decrease) in net assets from
 contractowners transactions....................        395,246       1,080,173
                                                   ------------    ------------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account A............             --               4
                                                   ------------    ------------
INCREASE (DECREASE) IN NET ASSETS...............      2,458,383       5,155,853
NET ASSETS -- BEGINNING OF PERIOD...............     17,334,802      12,178,949
                                                   ------------    ------------
NET ASSETS -- END OF PERIOD.....................   $ 19,793,185    $ 17,334,802
                                                   ============    ============
CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS B
 Issued.........................................             73              83
 Redeemed.......................................            (65)            (60)
                                                   ------------    ------------
 Net Increase (Decrease)........................              8              23
                                                   ============    ============

-------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

                                     FSA-74

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,


                                                            EQ/CAPITAL                          EQ/COMMON STOCK
                                                        GUARDIAN RESEARCH*                        INDEX* (i)
                                                 ---------------------------------   -------------------------------------
                                                       2010             2009                2010               2009
                                                 ---------------- ----------------   ------------------ ------------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)...................  $   (871,641)    $   (188,533)      $    1,709,100     $   10,966,286
 Net realized gain (loss) on investments........    (6,115,143)     (12,301,306)         (67,795,305)      (184,477,707)
 Change in unrealized appreciation
  (depreciation) of investments.................    28,363,259       50,010,433          346,841,756        621,996,052
                                                  ------------     ------------       --------------     --------------
 Net Increase (decrease) in net assets from
  operations....................................    21,376,475       37,520,594          280,755,551        448,484,631
                                                  ------------     ------------       --------------     --------------
CONTRACTOWNERS TRANSACTIONS:
 Contributions and Transfers:
  Payments received from contractowners.........     9,722,040       10,874,013           73,526,012         80,357,181
  Transfers between funds including
   guaranteed interest account, net.............   (10,251,960)     (10,097,645)         (96,016,346)       (81,900,605)
  Transfers for contract benefits and
   terminations.................................   (13,138,142)     (11,311,617)        (183,876,034)      (144,591,111)
  Contract maintenance charges..................      (138,738)        (154,313)          (1,768,922)        (1,956,130)
  Adjustments to net assets allocated to
   contracts in payout period...................            --               --             (544,100)        (1,619,845)
                                                  ------------     ------------       --------------     --------------
Net increase (decrease) in net assets from
 contractowners transactions....................   (13,806,800)     (10,689,562)        (208,679,390)      (149,710,510)
                                                  ------------     ------------       --------------     --------------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account A............            --           19,999            3,545,595          4,454,618
                                                  ------------     ------------       --------------     --------------
INCREASE (DECREASE) IN NET ASSETS...............     7,569,675       26,851,031           75,621,756        303,228,739
NET ASSETS -- BEGINNING OF PERIOD...............   161,250,960      134,399,929        2,095,296,899      1,792,068,160
                                                  ------------     ------------       --------------     --------------
NET ASSETS -- END OF PERIOD.....................  $168,820,635     $161,250,960       $2,170,918,655     $2,095,296,899
                                                  ============     ============       ==============     ==============
CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
 Issued.........................................            --               --                  517                 --
 Redeemed.......................................            --               --               (1,266)                --
                                                  ------------     ------------       --------------     --------------
 Net Increase (Decrease)........................            --               --                 (749)                --
                                                  ============     ============       ==============     ==============
UNIT ACTIVITY CLASS B
 Issued.........................................           124              183                  114                151
 Redeemed.......................................          (254)            (305)                (218)              (248)
                                                  ------------     ------------       --------------     --------------
 Net Increase (Decrease)........................          (130)            (122)                (104)               (97)
                                                  ============     ============       ==============     ==============

                                                            EQ/CORE BOND
                                                             INDEX* (l)
                                                  --------------------------------
                                                        2010             2009
                                                  ---------------- ---------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)...................   $   1,183,871    $  1,593,337
 Net realized gain (loss) on investments........      (3,793,605)     (5,279,756)
 Change in unrealized appreciation
  (depreciation) of investments.................       8,199,275       3,877,623
                                                   -------------    ------------
 Net Increase (decrease) in net assets from
  operations....................................       5,589,541         191,204
                                                   -------------    ------------
CONTRACTOWNERS TRANSACTIONS:
 Contributions and Transfers:
  Payments received from contractowners.........      12,861,740      11,085,825
  Transfers between funds including
   guaranteed interest account, net.............      (5,064,207)     18,023,468
  Transfers for contract benefits and
   terminations.................................     (11,803,369)     (9,510,234)
  Contract maintenance charges..................        (142,831)       (143,800)
  Adjustments to net assets allocated to
   contracts in payout period...................              --              --
                                                   -------------    ------------
Net increase (decrease) in net assets from
 contractowners transactions....................      (4,148,667)     19,455,259
                                                   -------------    ------------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account A............              --           1,001
                                                   -------------    ------------
INCREASE (DECREASE) IN NET ASSETS...............       1,440,874      19,647,464
NET ASSETS -- BEGINNING OF PERIOD...............     125,584,416     105,936,952
                                                   -------------    ------------
NET ASSETS -- END OF PERIOD.....................   $ 127,025,290    $125,584,416
                                                   =============    ============
CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
 Issued.........................................              --              --
 Redeemed.......................................              --              --
                                                   -------------    ------------
 Net Increase (Decrease)........................              --              --
                                                   =============    ============
UNIT ACTIVITY CLASS B
 Issued.........................................             218             437
 Redeemed.......................................            (253)           (267)
                                                   -------------    ------------
 Net Increase (Decrease)........................             (35)            170
                                                   =============    ============

-------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

                                     FSA-75

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,

                                                        EQ/DAVIS NEW YORK
                                                            VENTURE*                   EQ/EQUITY 500 INDEX*
                                                 ------------------------------- ---------------------------------
                                                       2010            2009            2010             2009
                                                 --------------- --------------- ---------------- ----------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)...................  $   (100,423)   $    108,019    $   2,485,755    $   5,700,050
 Net realized gain (loss) on investments........         2,000      (2,139,605)     (15,039,948)     (52,814,287)
 Change in unrealized appreciation
  (depreciation) of investments.................     2,712,799       6,587,138      105,857,109      193,023,835
                                                  ------------    ------------    -------------    -------------
 Net Increase (decrease) in net assets from
  operations....................................     2,614,376       4,555,552       93,302,916      145,909,598
                                                  ------------    ------------    -------------    -------------
CONTRACTOWNERS TRANSACTIONS:
 Contributions and Transfers:
  Payments received from contractowners.........     4,747,740       3,834,620       60,166,859       60,546,383
  Transfers between funds including
   guaranteed interest account, net.............     1,412,377       3,630,978      (27,044,084)     (20,778,700)
  Transfers for contract benefits and
   terminations.................................    (2,199,672)     (1,358,473)     (61,630,215)     (49,707,471)
  Contract maintenance charges..................       (19,205)        (15,604)        (743,337)        (777,626)
  Adjustments to net assets allocated to
   contracts in payout period...................            --              --         (161,980)        (438,827)
                                                  ------------    ------------    -------------    -------------
Net increase (decrease) in net assets from
 contractowners transactions....................     3,941,240       6,091,521      (29,412,757)     (11,156,241)
                                                  ------------    ------------    -------------    -------------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account A............           500           1,000          161,981          520,829
                                                  ------------    ------------    -------------    -------------
INCREASE (DECREASE) IN NET ASSETS...............     6,556,116      10,648,073       64,052,140      135,274,186
NET ASSETS -- BEGINNING OF PERIOD...............    21,535,947      10,887,874      735,045,140      599,770,954
                                                  ------------    ------------    -------------    -------------
NET ASSETS -- END OF PERIOD.....................  $ 28,092,063    $ 21,535,947    $ 799,097,280    $ 735,045,140
                                                  ============    ============    =============    =============
CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
 Issued.........................................            --              --              461              593
 Redeemed.......................................            --              --             (573)            (640)
                                                  ------------    ------------    -------------    -------------
 Net Increase (Decrease)........................            --              --             (112)             (47)
                                                  ============    ============    =============    =============
UNIT ACTIVITY CLASS B
 Issued.........................................           143             168              205              259
 Redeemed.......................................           (92)            (74)            (187)            (220)
                                                  ------------    ------------    -------------    -------------
 Net Increase (Decrease)........................            51              94               18               39
                                                  ============    ============    =============    =============

                                                             EQ/EQUITY
                                                           GROWTH PLUS*
                                                 ---------------------------------
                                                       2010             2009
                                                 ---------------- ----------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)...................  $  (3,465,368)   $  (1,166,977)
 Net realized gain (loss) on investments........    (17,152,389)     (29,472,950)
 Change in unrealized appreciation
  (depreciation) of investments.................     66,107,196      105,183,233
                                                  -------------    -------------
 Net Increase (decrease) in net assets from
  operations....................................     45,489,439       74,543,306
                                                  -------------    -------------
CONTRACTOWNERS TRANSACTIONS:
 Contributions and Transfers:
  Payments received from contractowners.........     39,321,366       48,003,231
  Transfers between funds including
   guaranteed interest account, net.............    (39,585,796)     (19,600,439)
  Transfers for contract benefits and
   terminations.................................    (27,333,685)     (19,867,133)
  Contract maintenance charges..................       (416,540)        (430,689)
  Adjustments to net assets allocated to
   contracts in payout period...................             --               --
                                                  -------------    -------------
Net increase (decrease) in net assets from
 contractowners transactions....................    (28,014,655)       8,104,970
                                                  -------------    -------------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account A............          6,000           66,000
                                                  -------------    -------------
INCREASE (DECREASE) IN NET ASSETS...............     17,480,784       82,714,276
NET ASSETS -- BEGINNING OF PERIOD...............    354,292,164      271,577,888
                                                  -------------    -------------
NET ASSETS -- END OF PERIOD.....................  $ 371,772,948    $ 354,292,164
                                                  =============    =============
CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
 Issued.........................................             --               --
 Redeemed.......................................             --               --
                                                  -------------    -------------
 Net Increase (Decrease)........................             --               --
                                                  =============    =============
UNIT ACTIVITY CLASS B
 Issued.........................................            359              634
 Redeemed.......................................           (573)            (539)
                                                  -------------    -------------
 Net Increase (Decrease)........................           (214)              95
                                                  =============    =============

-------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

                                     FSA-76

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,

                                                           EQ/FRANKLIN                    EQ/FRANKLIN TEMPLETON
                                                          CORE BALANCED*                       ALLOCATION*
                                                 --------------------------------    -------------------------------
                                                       2010            2009                2010            2009
                                                 --------------- ----------------    --------------- ---------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)...................   $ 1,345,710      $ 2,987,099        $   359,223     $   449,871
 Net realized gain (loss) on investments........    (6,048,422)      10,048,926)        (2,929,095)     (4,889,094)
 Change in unrealized appreciation
  (depreciation) of investments.................    11,966,210       24,253,313          6,503,596      13,002,111
                                                   -----------      -----------        -----------     -----------
 Net Increase (decrease) in net assets from
  operations....................................     7,263,498       17,191,486          3,933,724       8,562,888
                                                   -----------      -----------        -----------     -----------
CONTRACTOWNERS TRANSACTIONS:
 Contributions and Transfers:
  Payments received from contractowners.........     7,118,759        7,861,172          7,108,797       6,980,576
  Transfers between funds including
   guaranteed interest account, net.............    (5,380,529)      (1,763,011)        (1,803,321)       (778,433)
  Transfers for contract benefits and
   terminations.................................    (7,568,023)      (5,592,136)        (2,843,153)     (2,023,258)
  Contract maintenance charges..................       (81,589)         (83,441)           (72,908)        (69,111)
  Adjustments to net assets allocated to
   contracts in payout period...................            --               --                 --              --
                                                   -----------      -----------        -----------     -----------
Net increase (decrease) in net assets from
 contractowners transactions....................    (5,911,382)         422,584          2,389,415       4,109,774
                                                   -----------      -----------        -----------     -----------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account A............            --               --              2,905          (2,903)
                                                   -----------      -----------        -----------     -----------
INCREASE (DECREASE) IN NET ASSETS...............     1,352,116       17,614,070          6,326,044      12,669,759
NET ASSETS -- BEGINNING OF PERIOD...............    77,395,200       59,781,130         42,406,155      29,736,396
                                                   -----------      -----------        -----------     -----------
NET ASSETS -- END OF PERIOD.....................   $78,747,316      $77,395,200        $48,732,199     $42,406,155
                                                   ===========      ===========        ===========     ===========
CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS B
 Issued.........................................           153              231                162             183
 Redeemed.......................................          (218)            (226)              (131)           (122)
                                                   -----------      -----------        -----------     -----------
 Net Increase (Decrease)........................           (65)               5                 31              61
                                                   ===========      ===========        ===========     ===========

                                                        EQ/GAMCO MERGERS &
                                                          ACQUISITIONS*
                                                  ------------------------------
                                                        2010            2009
                                                  --------------- --------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)...................   $  (198,696)     $  (152,145)
 Net realized gain (loss) on investments........       389,688         (907,618)
 Change in unrealized appreciation
  (depreciation) of investments.................     1,079,315        2,758,156
                                                   -----------      -----------
 Net Increase (decrease) in net assets from
  operations....................................     1,270,307        1,698,393
                                                   -----------      -----------
CONTRACTOWNERS TRANSACTIONS:
 Contributions and Transfers:
  Payments received from contractowners.........     1,942,539        1,815,689
  Transfers between funds including
   guaranteed interest account, net.............     2,931,906         (160,098)
  Transfers for contract benefits and
   terminations.................................    (1,342,341)      (1,076,002)
  Contract maintenance charges..................       (13,583)         (13,488)
  Adjustments to net assets allocated to
   contracts in payout period...................            --               --
                                                   -----------      -----------
Net increase (decrease) in net assets from
 contractowners transactions....................     3,518,521          566,101
                                                   -----------      -----------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account A............            --               --
                                                   -----------      -----------
INCREASE (DECREASE) IN NET ASSETS...............     4,788,828        2,264,494
NET ASSETS -- BEGINNING OF PERIOD...............    13,882,366       11,617,872
                                                   -----------      -----------
NET ASSETS -- END OF PERIOD.....................   $18,671,194      $13,882,366
                                                   ===========      ===========
CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS B
 Issued.........................................            67               43
 Redeemed.......................................           (36)             (38)
                                                   -----------      -----------
 Net Increase (Decrease)........................            31                5
                                                   ===========      ===========

-------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

                                     FSA-77

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,

                                                             EQ/GAMCO                         EQ/GLOBAL
                                                       SMALL COMPANY VALUE*                  BOND PLUS*
                                                 --------------------------------- -------------------------------
                                                       2010             2009             2010            2009
                                                 ---------------- ---------------- --------------- ---------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)...................  $  (2,329,199)   $  (1,216,351)   $  1,167,998    $   (237,942)
 Net realized gain (loss) on investments........      1,116,049      (11,392,879)     (1,741,127)     (4,943,074)
 Change in unrealized appreciation
  (depreciation) of investments.................     75,552,881       64,621,116       3,661,433       5,288,641
                                                  -------------    -------------    ------------    ------------
 Net Increase (decrease) in net assets from
  operations....................................     74,339,731       52,011,886       3,088,304         107,625
                                                  -------------    -------------    ------------    ------------
CONTRACTOWNERS TRANSACTIONS:
 Contributions and Transfers:
  Payments received from contractowners.........     43,035,995       30,651,361      11,300,718       9,223,504
  Transfers between funds including
   guaranteed interest account, net.............     36,790,634       19,031,771       7,757,292      (1,598,949)
  Transfers for contract benefits and
   terminations.................................    (17,114,960)      (7,962,240)     (6,334,518)     (4,527,373)
  Contract maintenance charges..................       (261,949)        (201,351)        (46,139)        (43,569)
  Adjustments to net assets allocated to
   contracts in payout period...................             --               --              --              --
                                                  -------------    -------------    ------------    ------------
Net increase (decrease) in net assets from
 contractowners transactions....................     62,449,720       41,519,541      12,677,353       3,053,613
                                                  -------------    -------------    ------------    ------------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account A............          4,583            7,997              --              --
                                                  -------------    -------------    ------------    ------------
INCREASE (DECREASE) IN NET ASSETS...............    136,794,034       93,539,424      15,765,657       3,161,238
NET ASSETS -- BEGINNING OF PERIOD...............    205,128,278      111,588,854      57,774,915      54,613,677
                                                  -------------    -------------    ------------    ------------
NET ASSETS -- END OF PERIOD.....................  $ 341,922,312    $ 205,128,278    $ 73,540,572    $ 57,774,915
                                                  =============    =============    ============    ============
CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS B
 Issued.........................................            769              633             260             218
 Redeemed.......................................           (356)            (272)           (154)           (194)
                                                  -------------    -------------    ------------    ------------
 Net Increase (Decrease)........................            413              361             106              24
                                                  =============    =============    ============    ============

                                                             EQ/GLOBAL
                                                        MULTI-SECTOR EQUITY*
                                                 ----------------------------------
                                                       2010              2009
                                                 ---------------- -----------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)...................  $    (694,855)   $       123,036
 Net realized gain (loss) on investments........    (65,208,856)      (116,820,508)
 Change in unrealized appreciation
  (depreciation) of investments.................    107,057,501        243,702,267
                                                  -------------    ---------------
 Net Increase (decrease) in net assets from
  operations....................................     41,153,790        127,004,795
                                                  -------------    ---------------
CONTRACTOWNERS TRANSACTIONS:
 Contributions and Transfers:
  Payments received from contractowners.........     50,093,936         45,121,733
  Transfers between funds including
   guaranteed interest account, net.............    (22,970,553)        11,810,676
  Transfers for contract benefits and
   terminations.................................    (33,190,130)       (23,012,961)
  Contract maintenance charges..................       (428,960)          (419,322)
  Adjustments to net assets allocated to
   contracts in payout period...................             --                 --
                                                  -------------    ---------------
Net increase (decrease) in net assets from
 contractowners transactions....................     (6,495,707)        33,500,126
                                                  -------------    ---------------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account A............             --             21,999
                                                  -------------    ---------------
INCREASE (DECREASE) IN NET ASSETS...............     34,658,083        160,526,920
NET ASSETS -- BEGINNING OF PERIOD...............    413,749,755        253,222,835
                                                  -------------    ---------------
NET ASSETS -- END OF PERIOD.....................  $ 448,407,838    $   413,749,755
                                                  =============    ===============
CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS B
 Issued.........................................            656                961
 Redeemed.......................................           (691)              (720)
                                                  -------------    ---------------
 Net Increase (Decrease)........................            (35)               241
                                                  =============    ===============

-------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

                                     FSA-78

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,

                                                          EQ/INTERMEDIATE
                                                            GOVERNMENT                       EQ/INTERNATIONAL
                                                            BOND INDEX*                         CORE PLUS*
                                                 ---------------------------------   ---------------------------------
                                                       2010             2009               2010             2009
                                                 ---------------- ----------------   ---------------- ----------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)...................  $     86,827      $   (101,172)     $    799,403     $  1,976,632
 Net realized gain (loss) on investments........       (89,707)       (1,005,660)      (16,506,522)     (15,797,207)
 Change in unrealized appreciation
  (depreciation) of investments.................     3,186,039        (2,789,862)       26,869,302       42,867,149
                                                  ------------      ------------      ------------     ------------
 Net Increase (decrease) in net assets from
  operations....................................     3,183,159        (3,896,694)       11,162,183       29,046,574
                                                  ------------      ------------      ------------     ------------
CONTRACTOWNERS TRANSACTIONS:
 Contributions and Transfers:
  Payments received from contractowners.........     7,504,412         8,352,319        22,066,978       19,179,981
  Transfers between funds including
   guaranteed interest account, net.............    (3,939,687)       (8,439,136)           51,216        7,042,584
  Transfers for contract benefits and
   terminations.................................   (11,803,394)      (12,873,607)       (9,291,808)      (5,744,878)
  Contract maintenance charges..................      (104,283)         (129,075)         (131,852)        (111,556)
  Adjustments to net assets allocated to
   contracts in payout period...................        22,156           (10,285)               --               --
                                                  ------------      ------------      ------------     ------------
Net increase (decrease) in net assets from
 contractowners transactions....................    (8,320,796)      (13,099,784)       12,694,534       20,366,131
                                                  ------------      ------------      ------------     ------------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account A............           726            21,453                --              101
                                                  ------------      ------------      ------------     ------------
INCREASE (DECREASE) IN NET ASSETS...............    (5,136,911)      (16,975,025)       23,856,717       49,412,806
NET ASSETS -- BEGINNING OF PERIOD...............   103,645,989       120,621,014       124,730,229       75,317,423
                                                  ------------      ------------      ------------     ------------
NET ASSETS -- END OF PERIOD.....................  $ 98,509,078      $103,645,989      $148,586,946     $124,730,229
                                                  ============      ============      ============     ============
CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
 Issued.........................................            61                81                --               --
 Redeemed.......................................          (100)             (132)               --               --
                                                  ------------      ------------      ------------     ------------
 Net Increase (Decrease)........................           (39)              (51)               --               --
                                                  ============      ============      ============     ============
UNIT ACTIVITY CLASS B
 Issued.........................................            40                40               382              429
 Redeemed.......................................           (52)              (71)             (255)            (198)
                                                  ------------      ------------      ------------     ------------
 Net Increase (Decrease)........................           (12)              (31)              127              231
                                                  ============      ============      ============     ============

                                                         EQ/INTERNATIONAL
                                                              GROWTH*
                                                  -------------------------------
                                                        2010            2009
                                                  --------------- ---------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)...................   $  (149,776)    $    17,853
 Net realized gain (loss) on investments........    (1,872,504)     (6,212,258)
 Change in unrealized appreciation
  (depreciation) of investments.................     9,318,680      16,734,146
                                                   -----------     -----------
 Net Increase (decrease) in net assets from
  operations....................................     7,296,400      10,539,741
                                                   -----------     -----------
CONTRACTOWNERS TRANSACTIONS:
 Contributions and Transfers:
  Payments received from contractowners.........     6,621,763       5,170,839
  Transfers between funds including
   guaranteed interest account, net.............     9,916,526       6,073,936
  Transfers for contract benefits and
   terminations.................................    (3,945,682)     (2,083,058)
  Contract maintenance charges..................       (41,554)        (35,192)
  Adjustments to net assets allocated to
   contracts in payout period...................            --              --
                                                   -----------     -----------
Net increase (decrease) in net assets from
 contractowners transactions....................    12,551,053       9,126,525
                                                   -----------     -----------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account A............            --             501
                                                   -----------     -----------
INCREASE (DECREASE) IN NET ASSETS...............    19,847,453      19,666,767
NET ASSETS -- BEGINNING OF PERIOD...............    45,546,155      25,879,388
                                                   -----------     -----------
NET ASSETS -- END OF PERIOD.....................   $65,393,608     $45,546,155
                                                   ===========     ===========
CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
 Issued.........................................            --              --
 Redeemed.......................................            --              --
                                                   -----------     -----------
 Net Increase (Decrease)........................            --              --
                                                   ===========     ===========
UNIT ACTIVITY CLASS B
 Issued.........................................           220             188
 Redeemed.......................................          (125)           (104)
                                                   -----------     -----------
 Net Increase (Decrease)........................            95              84
                                                   ===========     ===========

-------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

                                     FSA-79

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,

                                                         EQ/JPMORGAN VALUE                       EQ/LARGE CAP
                                                          OPPORTUNITIES*                          CORE PLUS*
                                                 ---------------------------------      -------------------------------
                                                       2010            2009                  2010            2009
                                                 --------------- -----------------      --------------- ---------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)...................  $     8,812      $    65,629           $   (35,190)   $   371,322
 Net realized gain (loss) on investments........   (5,901,870)      (6,715,882)             (362,054)    (2,126,717)
 Change in unrealized appreciation
  (depreciation) of investments.................   10,734,949       16,766,280             2,210,061      4,338,927
                                                  -----------      -----------           -----------    -----------
 Net Increase (decrease) in net assets from
  operations....................................    4,841,891       10,116,027             1,812,817      2,583,532
                                                  -----------      -----------           -----------    -----------
CONTRACTOWNERS TRANSACTIONS:
 Contributions and Transfers:
  Payments received from contractowners.........    3,629,330        3,673,602             1,942,914      1,456,402
  Transfers between funds including
   guaranteed interest account, net.............      757,321         (576,747)              227,416        180,437
  Transfers for contract benefits and
   terminations.................................   (4,007,081)      (3,397,901)           (1,185,428)      (731,133)
  Contract maintenance charges..................      (46,268)         (49,916)              (12,658)       (12,491)
  Adjustments to net assets allocated to
   contracts in payout period...................           --               --                    --             --
                                                  -----------      -----------           -----------    -----------
Net increase (decrease) in net assets from
 contractowners transactions....................      333,302         (350,962)              972,244        893,215
                                                  -----------      -----------           -----------    -----------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account A............           --           15,000                    --             --
                                                  -----------      -----------           -----------    -----------
INCREASE (DECREASE) IN NET ASSETS...............    5,175,193        9,780,065             2,785,061      3,476,747
NET ASSETS -- BEGINNING OF PERIOD...............   43,981,430       34,201,365            13,341,965      9,865,218
                                                  -----------      -----------           -----------    -----------
NET ASSETS -- END OF PERIOD.....................  $49,156,623      $43,981,430           $16,127,026    $13,341,965
                                                  ===========      ===========           ===========    ===========
CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS B
 Issued.........................................           95               82                    49             55
 Redeemed.......................................          (87)             (86)                  (39)           (42)
                                                  -----------      -----------           -----------    -----------
 Net Increase (Decrease)........................            8               (4)                   10             13
                                                  ===========      ===========           ===========    ===========

                                                            EQ/LARGE CAP
                                                           GROWTH INDEX*
                                                  --------------------------------
                                                        2010             2009
                                                  ---------------- ---------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)...................    $   (388,205)   $    844,673
 Net realized gain (loss) on investments........        (287,544)     (1,593,693)
 Change in unrealized appreciation
  (depreciation) of investments.................      16,262,601      29,855,204
                                                    ------------    ------------
 Net Increase (decrease) in net assets from
  operations....................................      15,586,852      29,106,184
                                                    ------------    ------------
CONTRACTOWNERS TRANSACTIONS:
 Contributions and Transfers:
  Payments received from contractowners.........       7,768,499       7,614,089
  Transfers between funds including
   guaranteed interest account, net.............      (6,312,500)      1,924,632
  Transfers for contract benefits and
   terminations.................................      (9,712,218)     (8,052,547)
  Contract maintenance charges..................        (128,834)       (141,027)
  Adjustments to net assets allocated to
   contracts in payout period...................              --              --
                                                    ------------    ------------
Net increase (decrease) in net assets from
 contractowners transactions....................      (8,385,053)      1,345,147
                                                    ------------    ------------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account A............              --           4,480
                                                    ------------    ------------
INCREASE (DECREASE) IN NET ASSETS...............       7,201,799      30,455,811
NET ASSETS -- BEGINNING OF PERIOD...............     115,837,540      85,381,729
                                                    ------------    ------------
NET ASSETS -- END OF PERIOD.....................    $123,039,339    $115,837,540
                                                    ============    ============
CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS B
 Issued.........................................             219             352
 Redeemed.......................................            (346)           (338)
                                                    ------------    ------------
 Net Increase (Decrease)........................            (127)             14
                                                    ============    ============

-------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

                                     FSA-80

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,

                                                           EQ/LARGE CAP                     EQ/LARGE CAP
                                                           GROWTH PLUS*                     VALUE INDEX*
                                                 --------------------------------- -------------------------------
                                                       2010             2009             2010            2009
                                                 ---------------- ---------------- --------------- ---------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)...................  $ (2,127,883)    $    (52,338)    $    33,655     $   945,924
 Net realized gain (loss) on investments........     7,788,621        4,395,817      (3,674,980)     (5,087,664)
 Change in unrealized appreciation
  (depreciation) of investments.................    22,078,180       53,287,739       5,516,930       6,368,390
                                                  ------------     ------------     -----------     -----------
 Net Increase (decrease) in net assets from
  operations....................................    27,738,918       57,631,218       1,875,605       2,226,650
                                                  ------------     ------------     -----------     -----------
CONTRACTOWNERS TRANSACTIONS:
 Contributions and Transfers:
  Payments received from contractowners.........    13,768,974       13,247,955       2,514,511       2,393,733
  Transfers between funds including
   guaranteed interest account, net.............   (11,276,886)      (7,766,371)     (1,258,637)      1,296,612
  Transfers for contract benefits and
   terminations.................................   (18,963,278)     (15,211,531)       (913,285)       (669,832)
  Contract maintenance charges..................      (267,875)        (297,686)        (15,310)        (13,475)
  Adjustments to net assets allocated to
   contracts in payout period...................            --               --              --              --
                                                  ------------     ------------     -----------     -----------
Net increase (decrease) in net assets from
 contractowners transactions....................   (16,739,065)     (10,027,633)        327,279       3,007,038
                                                  ------------     ------------     -----------     -----------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account A............            --           10,000           2,097           5,905
                                                  ------------     ------------     -----------     -----------
INCREASE (DECREASE) IN NET ASSETS...............    10,999,853       47,613,585       2,204,981       5,239,593
NET ASSETS -- BEGINNING OF PERIOD...............   229,125,502      181,511,917      14,005,189       8,765,596
                                                  ------------     ------------     -----------     -----------
NET ASSETS -- END OF PERIOD.....................  $240,125,355     $229,125,502     $16,210,170     $14,005,189
                                                  ============     ============     ===========     ===========
CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
 Issued.........................................            --               --              --              --
 Redeemed.......................................            --               --              --              --
                                                  ------------     ------------     -----------     -----------
 Net Increase (Decrease)........................            --               --              --              --
                                                  ============     ============     ===========     ===========
UNIT ACTIVITY CLASS B
 Issued.........................................           166              220             103             140
 Redeemed.......................................          (286)            (314)            (95)            (70)
                                                  ------------     ------------     -----------     -----------
 Net Increase (Decrease)........................          (120)             (94)              8              70
                                                  ============     ============     ===========     ===========

                                                          EQ/LARGE CAP
                                                           VALUE PLUS*
                                                 ----------------------------------
                                                      2010             2009
                                                 ---------------- -----------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)...................  $    365,486    $  8,097,046
 Net realized gain (loss) on investments........   (98,752,917)    142,478,704)
 Change in unrealized appreciation
  (depreciation) of investments.................   183,972,373     264,371,449
                                                  ------------    ------------
 Net Increase (decrease) in net assets from
  operations....................................    85,584,942     129,989,791
                                                  ------------    ------------
CONTRACTOWNERS TRANSACTIONS:
 Contributions and Transfers:
  Payments received from contractowners.........    56,669,297      65,300,641
  Transfers between funds including
   guaranteed interest account, net.............   (63,345,100)    (58,079,170)
  Transfers for contract benefits and
   terminations.................................   (73,254,724)    (58,098,050)
  Contract maintenance charges..................      (850,565)       (951,413)
  Adjustments to net assets allocated to
   contracts in payout period...................      (100,162)       (236,505)
                                                  ------------    ------------
Net increase (decrease) in net assets from
 contractowners transactions....................   (80,881,254)    (52,064,497)
                                                  ------------    ------------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account A............       100,162         223,504
                                                  ------------    ------------
INCREASE (DECREASE) IN NET ASSETS...............     4,803,850      78,148,798
NET ASSETS -- BEGINNING OF PERIOD...............   813,827,542     735,678,744
                                                  ------------    ------------
NET ASSETS -- END OF PERIOD.....................  $818,631,392    $813,827,542
                                                  ============    ============
CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
 Issued.........................................           690           1,074
 Redeemed.......................................        (1,401)         (1,536)
                                                  ------------    ------------
 Net Increase (Decrease)........................          (711)           (462)
                                                  ============    ============
UNIT ACTIVITY CLASS B
 Issued.........................................            59              96
 Redeemed.......................................          (219)           (310)
                                                  ------------    ------------
 Net Increase (Decrease)........................          (160)           (214)
                                                  ============    ============

-------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

                                     FSA-81

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,

                                                         EQ/LORD ABBETT                  EQ/LORD ABBETT
                                                       GROWTH AND INCOME*                LARGE CAP CORE*
                                                 ------------------------------- -------------------------------
                                                       2010            2009            2010            2009
                                                 --------------- --------------- --------------- ---------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)...................  $  (129,022)    $   (62,129)    $  (259,795)    $   (74,359)
 Net realized gain (loss) on investments........   (1,164,326)     (3,127,465)      1,316,134      (1,816,047)
 Change in unrealized appreciation
  (depreciation) of investments.................    3,817,547       5,375,606       3,347,234       5,813,281
                                                  -----------     -----------     -----------     -----------
 Net Increase (decrease) in net assets from
  operations....................................    2,524,199       2,186,012       4,403,573       3,922,875
                                                  -----------     -----------     -----------     -----------
CONTRACTOWNERS TRANSACTIONS:
 Contributions and Transfers:
  Payments received from contractowners.........    2,543,133       2,131,966       5,381,373       3,570,092
  Transfers between funds including
   guaranteed interest account, net.............    1,821,890         184,098       8,948,931       8,778,284
  Transfers for contract benefits and
   terminations.................................   (1,315,322)       (802,277)     (2,171,031)     (1,115,240)
  Contract maintenance charges..................      (15,369)        (14,760)        (15,723)        (10,743)
  Adjustments to net assets allocated to
   contracts in payout period...................           --              --              --              --
                                                  -----------     -----------     -----------     -----------
Net increase (decrease) in net assets from
 contractowners transactions....................    3,034,332       1,499,027      12,143,550      11,222,393
                                                  -----------     -----------     -----------     -----------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account A............           --              --              --            (998)
                                                  -----------     -----------     -----------     -----------
INCREASE (DECREASE) IN NET ASSETS...............    5,558,531       3,685,039      16,547,123      15,144,270
NET ASSETS -- BEGINNING OF PERIOD...............   14,312,713      10,627,674      24,211,235       9,066,965
                                                  -----------     -----------     -----------     -----------
NET ASSETS -- END OF PERIOD.....................  $19,871,244     $14,312,713     $40,758,358     $24,211,235
                                                  ===========     ===========     ===========     ===========
CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS B
 Issued.........................................           86              84             180             179
 Redeemed.......................................          (55)            (62)            (67)            (56)
                                                  -----------     -----------     -----------     -----------
 Net Increase (Decrease)........................           31              22             113             123
                                                  ===========     ===========     ===========     ===========
                                                            EQ/MID CAP
                                                              INDEX*
                                                 --------------------------------
                                                       2010             2009
                                                 ---------------- ---------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)...................  $ (1,557,312)    $   (338,953)
 Net realized gain (loss) on investments........   (25,466,831)     (40,669,534)
 Change in unrealized appreciation
  (depreciation) of investments.................    91,991,335      110,973,205
                                                  ------------     ------------
 Net Increase (decrease) in net assets from
  operations....................................    64,967,192       69,964,718
                                                  ------------     ------------
CONTRACTOWNERS TRANSACTIONS:
 Contributions and Transfers:
  Payments received from contractowners.........    32,968,257       36,006,276
  Transfers between funds including
   guaranteed interest account, net.............   (19,270,304)      (9,039,437)
  Transfers for contract benefits and
   terminations.................................   (20,674,833)     (14,510,895)
  Contract maintenance charges..................      (324,145)        (316,583)
  Adjustments to net assets allocated to
   contracts in payout period...................            --               --
                                                  ------------     ------------
Net increase (decrease) in net assets from
 contractowners transactions....................    (7,301,025)      12,139,361
                                                  ------------     ------------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account A............            --           17,496
                                                  ------------     ------------
INCREASE (DECREASE) IN NET ASSETS...............    57,666,167       82,121,575
NET ASSETS -- BEGINNING OF PERIOD...............   274,329,336      192,207,761
                                                  ------------     ------------
NET ASSETS -- END OF PERIOD.....................  $331,995,503     $274,329,336
                                                  ============     ============
CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS B
 Issued.........................................           482              700
 Redeemed.......................................          (550)            (513)
                                                  ------------     ------------
 Net Increase (Decrease)........................           (68)             187
                                                  ============     ============

-------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

                                     FSA-82

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,

                                                            EQ/MID CAP
                                                       VALUE PLUS* (c)(d)(e)                 EQ/MONEY MARKET*
                                                 ---------------------------------   ---------------------------------
                                                       2010             2009               2010             2009
                                                 ---------------- ----------------   ---------------- ----------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)...................  $ (1,369,094)    $    145,995       $ (1,557,191)    $ (1,893,787)
 Net realized gain (loss) on investments........   (64,350,366)     (72,416,519)           (27,675)         (81,776)
 Change in unrealized appreciation
  (depreciation) of investments.................   153,017,919      148,390,156             39,117          130,919
                                                  ------------     ------------       ------------     ------------
 Net Increase (decrease) in net assets from
  operations....................................    87,298,459       76,119,632         (1,545,749)      (1,844,644)
                                                  ------------     ------------       ------------     ------------
CONTRACTOWNERS TRANSACTIONS:
 Contributions and Transfers:
  Payments received from contractowners.........    38,706,846       32,240,140         15,978,480       24,397,113
  Transfers between funds including
   guaranteed interest account, net.............   (39,060,393)     114,492,846         (9,203,042)     (35,149,702)
  Transfers for contract benefits and
   terminations.................................   (37,208,068)     (22,360,432)       (31,727,023)     (42,419,301)
  Contract maintenance charges..................      (494,313)        (412,799)           166,371         (202,077)
  Adjustments to net assets allocated to
   contracts in payout period...................            --               --            110,200           56,415
                                                  ------------     ------------       ------------     ------------
Net increase (decrease) in net assets from
 contractowners transactions....................   (38,055,928)     123,959,755        (24,675,014)     (53,317,552)
                                                  ------------     ------------       ------------     ------------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account A............            --           30,000           (267,940)        (106,546)
                                                  ------------     ------------       ------------     ------------
INCREASE (DECREASE) IN NET ASSETS...............    49,242,531      200,109,387        (26,488,703)     (55,268,742)
NET ASSETS -- BEGINNING OF PERIOD...............   444,517,251      244,407,864        140,394,349      195,663,091
                                                  ------------     ------------       ------------     ------------
NET ASSETS -- END OF PERIOD.....................  $493,759,782     $444,517,251       $113,905,646     $140,394,349
                                                  ============     ============       ============     ============
CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
 Issued.........................................            --               --                804              958
 Redeemed.......................................            --               --             (1,170)          (1,874)
                                                  ------------     ------------       ------------     ------------
 Net Increase (Decrease)........................            --               --               (366)            (916)
                                                  ============     ============       ============     ============
UNIT ACTIVITY CLASS B
 Issued.........................................           397            1,454                284              415
 Redeemed.......................................          (663)            (561)              (336)            (501)
                                                  ------------     ------------       ------------     ------------
 Net Increase (Decrease)........................          (266)             893                (52)             (86)
                                                  ============     ============       ============     ============

                                                            EQ/MONTAG &
                                                         CALDWELL GROWTH*
                                                  ------------------------------
                                                        2010           2009
                                                  --------------- --------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)...................   $  (240,624)    $  (211,189)
 Net realized gain (loss) on investments........      (221,111)     (2,553,089)
 Change in unrealized appreciation
  (depreciation) of investments.................     3,091,944       9,435,395
                                                   -----------     -----------
 Net Increase (decrease) in net assets from
  operations....................................     2,630,209       6,671,117
                                                   -----------     -----------
CONTRACTOWNERS TRANSACTIONS:
 Contributions and Transfers:
  Payments received from contractowners.........     4,717,825       4,006,913
  Transfers between funds including
   guaranteed interest account, net.............     2,702,557       4,465,376
  Transfers for contract benefits and
   terminations.................................    (2,928,496)     (1,504,471)
  Contract maintenance charges..................       (25,167)        (21,796)
  Adjustments to net assets allocated to
   contracts in payout period...................            --              --
                                                   -----------     -----------
Net increase (decrease) in net assets from
 contractowners transactions....................     4,466,719       6,946,022
                                                   -----------     -----------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account A............            --              --
                                                   -----------     -----------
INCREASE (DECREASE) IN NET ASSETS...............     7,096,928      13,617,139
NET ASSETS -- BEGINNING OF PERIOD...............    33,367,844      19,750,705
                                                   -----------     -----------
NET ASSETS -- END OF PERIOD.....................   $40,464,772     $33,367,844
                                                   ===========     ===========
CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
 Issued.........................................            --              --
 Redeemed.......................................            --              --
                                                   -----------     -----------
 Net Increase (Decrease)........................            --              --
                                                   ===========     ===========
UNIT ACTIVITY CLASS B
 Issued.........................................           138             158
 Redeemed.......................................          (100)            (87)
                                                   -----------     -----------
 Net Increase (Decrease)........................            38              71
                                                   ===========     ===========

-------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

                                     FSA-83

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,

                                                        EQ/MORGAN STANLEY                       EQ/MUTUAL
                                                         MID CAP GROWTH*                    LARGE CAP EQUITY*
                                                 --------------------------------    -------------------------------
                                                       2010             2009               2010            2009
                                                 ---------------- ---------------    --------------- ---------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)...................   $ (1,329,309)   $  (673,100)       $   164,168     $  (279,098)
 Net realized gain (loss) on investments........      9,526,054     (9,832,944)        (2,642,471)     (4,674,128)
 Change in unrealized appreciation
  (depreciation) of investments.................     24,597,898     32,631,370          5,403,690      10,705,264
                                                   ------------    -----------        -----------     -----------
 Net Increase (decrease) in net assets from
  operations....................................     32,794,643     22,125,326          2,925,387       5,752,038
                                                   ------------    -----------        -----------     -----------
CONTRACTOWNERS TRANSACTIONS:
 Contributions and Transfers:
  Payments received from contractowners.........     23,705,704     12,720,890          3,545,852       4,096,697
  Transfers between funds including
   guaranteed interest account, net.............     32,598,308     21,101,585         (2,965,886)     (1,506,298)
  Transfers for contract benefits and
   terminations.................................     (7,651,516)    (3,114,451)        (2,290,840)     (1,928,874)
  Contract maintenance charges..................        (98,932)       (56,178)           (41,885)        (42,596)
  Adjustments to net assets allocated to
   contracts in payout period...................             --             --                 --              --
                                                   ------------    -----------        -----------     -----------
Net increase (decrease) in net assets from
 contractowners transactions....................     48,553,564     30,651,846         (1,752,759)        618,929
                                                   ------------    -----------        -----------     -----------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account A............            171           (174)                --           1,101
                                                   ------------    -----------        -----------     -----------
INCREASE (DECREASE) IN NET ASSETS...............     81,348,378     52,776,998          1,172,628       6,372,068
NET ASSETS -- BEGINNING OF PERIOD...............     84,828,018     32,051,020         29,449,044      23,076,976
                                                   ------------    -----------        -----------     -----------
NET ASSETS -- END OF PERIOD.....................   $166,176,396    $84,828,018        $30,621,672     $29,449,044
                                                   ============    ===========        ===========     ===========
CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS B
 Issued.........................................            596            473                 65             105
 Redeemed.......................................           (261)          (195)               (87)            (92)
                                                   ------------    -----------        -----------     -----------
 Net Increase (Decrease)........................            335            278                (22)             13
                                                   ============    ===========        ===========     ===========
                                                              EQ/OPPENHEIMER
                                                                  GLOBAL*
                                                      -------------------------------
                                                            2010            2009
                                                      --------------- ---------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)...................       $  (173,991)    $   (88,575)
 Net realized gain (loss) on investments........          (229,922)     (2,156,868)
 Change in unrealized appreciation
  (depreciation) of investments.................         4,496,006       7,354,325
                                                       -----------     -----------
 Net Increase (decrease) in net assets from
  operations....................................         4,092,093       5,108,882
                                                       -----------     -----------
CONTRACTOWNERS TRANSACTIONS:
 Contributions and Transfers:
  Payments received from contractowners.........         5,488,568       4,062,593
  Transfers between funds including
   guaranteed interest account, net.............         7,265,992       3,113,608
  Transfers for contract benefits and
   terminations.................................        (1,878,710)       (865,014)
  Contract maintenance charges..................           (25,583)        (20,153)
  Adjustments to net assets allocated to
   contracts in payout period...................                --              --
                                                       -----------     -----------
Net increase (decrease) in net assets from
 contractowners transactions....................        10,850,267       6,291,034
                                                       -----------     -----------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account A............                --           1,002
                                                       -----------     -----------
INCREASE (DECREASE) IN NET ASSETS...............        14,942,360      11,400,918
NET ASSETS -- BEGINNING OF PERIOD...............        22,290,112      10,889,194
                                                       -----------     -----------
NET ASSETS -- END OF PERIOD.....................       $37,232,472     $22,290,112
                                                       ===========     ===========
CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS B
 Issued.........................................               195             141
 Redeemed.......................................               (81)            (59)
                                                       -----------     -----------
 Net Increase (Decrease)........................               114              82
                                                       ===========     ===========

-------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

                                     FSA-84

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,

                                                           EQ/PIMCO ULTRA                         EQ/QUALITY BOND
                                                         SHORT BOND* (f)(g)                          PLUS* (k)
                                                 -----------------------------------    -----------------------------------
                                                       2010              2009                  2010              2009
                                                 ---------------- ------------------    ------------------ ----------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)...................  $ (1,397,846)      $   (97,510)         $ 14,992,888      $  3,063,740
 Net realized gain (loss) on investments........    (4,458,221)       (4,972,669)           (1,768,967)       (3,894,674)
 Change in unrealized appreciation
  (depreciation) of investments.................     5,236,570         9,671,573            (5,366,276)        6,292,433
                                                  ------------       -----------          ------------      ------------
 Net Increase (decrease) in net assets from
  operations....................................      (619,497)        4,601,394             7,857,645         5,461,499
                                                  ------------       -----------          ------------      ------------
CONTRACTOWNERS TRANSACTIONS:
 Contributions and Transfers:
  Payments received from contractowners.........    22,474,217        22,968,380            12,963,701        10,118,024
  Transfers between funds including
   guaranteed interest account, net.............    (7,523,129)       29,709,823            (6,960,632)       32,898,494
  Transfers for contract benefits and
   terminations.................................   (15,943,608)       (9,750,798)          (16,651,863)      (14,372,410)
  Contract maintenance charges..................      (119,565)         (101,405)             (150,523)         (146,458)
  Adjustments to net assets allocated to
   contracts in payout period...................            --                --               103,576            31,581
                                                  ------------       -----------          ------------      ------------
Net increase (decrease) in net assets from
 contractowners transactions....................    (1,112,085)       42,826,000           (10,695,741)       28,529,231
                                                  ------------       -----------          ------------      ------------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account A............            --             4,499              (103,576)           16,459
                                                  ------------       -----------          ------------      ------------
INCREASE (DECREASE) IN NET ASSETS...............    (1,731,582)       47,431,893            (2,941,672)       34,007,189
NET ASSETS -- BEGINNING OF PERIOD...............   147,758,714       100,326,821           158,803,692       124,796,503
                                                  ------------       -----------          ------------      ------------
NET ASSETS -- END OF PERIOD.....................  $146,027,132       $147,758,714         $155,862,020      $158,803,692
                                                  ============       ============         ============      ============
CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
 Issued.........................................            11                 6                   123               260
 Redeemed.......................................           (11)               (4)                 (174)             (149)
                                                  ------------       --------------       ------------      ------------
 Net Increase (Decrease)........................            --                 2                   (51)              111
                                                  ============       =============        ============      ============
UNIT ACTIVITY CLASS B
 Issued.........................................           483               774                    68               140
 Redeemed.......................................          (495)             (404)                  (77)              (69)
                                                  ------------       -------------        ------------      ------------
 Net Increase (Decrease)........................           (12)              370                    (9)               71
                                                  ============       =============        =============     ============

                                                          EQ/SMALL COMPANY
                                                             INDEX* (j)
                                                  -------------------------------
                                                        2010             2009
                                                  ---------------- --------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)...................   $   (498,795)   $    274,559
 Net realized gain (loss) on investments........    (17,107,096)    (21,088,359)
 Change in unrealized appreciation
  (depreciation) of investments.................     55,486,871      51,365,509
                                                   ------------    ------------
 Net Increase (decrease) in net assets from
  operations....................................     37,880,980      30,551,709
                                                   ------------    ------------
CONTRACTOWNERS TRANSACTIONS:
 Contributions and Transfers:
  Payments received from contractowners.........     20,918,349      20,808,435
  Transfers between funds including
   guaranteed interest account, net.............    (10,985,874)      5,394,008
  Transfers for contract benefits and
   terminations.................................    (11,970,727)     (7,753,526)
  Contract maintenance charges..................       (181,372)       (167,130)
  Adjustments to net assets allocated to
   contracts in payout period...................             --              --
                                                   ------------    ------------
Net increase (decrease) in net assets from
 contractowners transactions....................     (2,219,624)     18,281,787
                                                   ------------    ------------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account A............             --              --
                                                   ------------    ------------
INCREASE (DECREASE) IN NET ASSETS...............     35,661,356      48,833,496
NET ASSETS -- BEGINNING OF PERIOD...............    159,023,164     110,189,668
                                                   ------------    ------------
NET ASSETS -- END OF PERIOD.....................   $194,684,520    $159,023,164
                                                   ============    ============
CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
 Issued.........................................             --              --
 Redeemed.......................................             --              --
                                                   ------------    ------------
 Net Increase (Decrease)........................             --              --
                                                   ============    ============
UNIT ACTIVITY CLASS B
 Issued.........................................            273             414
 Redeemed.......................................           (287)           (230)
                                                   ------------    ------------
 Net Increase (Decrease)........................            (14)            184
                                                   ============    ============

-------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

                                     FSA-85

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,

                                                         EQ/T. ROWE PRICE                  EQ/TEMPLETON
                                                          GROWTH STOCK*                   GLOBAL EQUITY*
                                                 -------------------------------- -------------------------------
                                                       2010             2009            2010            2009
                                                 ---------------- --------------- --------------- ---------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)...................   $ (1,424,940)   $  (889,733)    $     63,608    $    76,000
 Net realized gain (loss) on investments........     (2,802,618)    (4,848,544)      (2,947,614)    (4,057,509)
 Change in unrealized appreciation
  (depreciation) of investments.................     21,153,042     30,073,682        4,817,139      9,908,524
                                                   ------------    -----------     ------------    -----------
 Net Increase (decrease) in net assets from
  operations....................................     16,925,484     24,335,405        1,933,133      5,927,015
                                                   ------------    -----------     ------------    -----------
CONTRACTOWNERS TRANSACTIONS:
 Contributions and Transfers:
  Payments received from contractowners.........     19,415,086     12,985,343        5,574,565      4,722,644
  Transfers between funds including
   guaranteed interest account, net.............     10,770,280     11,732,775       (1,472,917)       506,006
  Transfers for contract benefits and
   terminations.................................     (7,125,578)    (4,498,889)      (2,525,974)    (1,591,054)
  Contract maintenance charges..................       (110,085)       (94,131)         (44,234)       (39,597)
  Adjustments to net assets allocated to
   contracts in payout period...................             --             --               --             --
                                                   ------------    -----------     ------------    -----------
Net increase (decrease) in net assets from
 contractowners transactions....................     22,949,703     20,125,098        1,531,440      3,597,999
                                                   ------------    -----------     ------------    -----------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account A............            (86)            85               --             --
                                                   ------------    -----------     ------------    -----------
INCREASE (DECREASE) IN NET ASSETS...............     39,875,101     44,460,588        3,464,573      9,525,014
NET ASSETS -- BEGINNING OF PERIOD...............     96,907,404     52,446,816       27,977,947     18,452,933
                                                   ------------    -----------     ------------    -----------
NET ASSETS -- END OF PERIOD.....................   $136,782,505    $96,907,404     $ 31,442,520    $27,977,947
                                                   ============    ===========     ============    ===========
CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS B
 Issued.........................................            457            422              128            140
 Redeemed.......................................           (215)          (167)            (110)           (86)
                                                   ------------    -----------     ------------    -----------
 Net Increase (Decrease)........................            242            255               18             54
                                                   ============    ===========     ============    ===========

                                                          EQ/UBS GROWTH &
                                                              INCOME*
                                                 ---------------------------------
                                                        2010             2009
                                                 ----------------- ---------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)...................   $  (117,068)     $    (70,559)
 Net realized gain (loss) on investments........    (1,595,271)       (3,485,462)
 Change in unrealized appreciation
  (depreciation) of investments.................     4,095,661         8,247,785
                                                   -----------      ------------
 Net Increase (decrease) in net assets from
  operations....................................     2,383,322         4,691,764
                                                   -----------      ------------
CONTRACTOWNERS TRANSACTIONS:
 Contributions and Transfers:
  Payments received from contractowners.........     2,024,182         2,240,756
  Transfers between funds including
   guaranteed interest account, net.............      (713,746)         (318,043)
  Transfers for contract benefits and
   terminations.................................    (1,473,352)         (870,796)
  Contract maintenance charges..................       (16,687)          (16,975)
  Adjustments to net assets allocated to
   contracts in payout period...................            --                --
                                                   -----------      ------------
Net increase (decrease) in net assets from
 contractowners transactions....................      (179,603)        1,034,942
                                                   -----------      ------------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account A............            --             2,502
                                                   -----------      ------------
INCREASE (DECREASE) IN NET ASSETS...............     2,203,719         5,729,208
NET ASSETS -- BEGINNING OF PERIOD...............    20,745,622        15,016,414
                                                   -----------      ------------
NET ASSETS -- END OF PERIOD.....................   $22,949,341      $ 20,745,622
                                                   ===========      ============
CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS B
 Issued.........................................            66                81
 Redeemed.......................................           (67)              (69)
                                                   -----------      ------------
 Net Increase (Decrease)........................            (1)               12
                                                   ===========      ============

-------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

                                     FSA-86

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,

                                                                                         EQ/WELLS FARGO
                                                          EQ/VAN KAMPEN                     ADVANTAGE
                                                            COMSTOCK*                     OMEGA GROWTH*
                                                 ------------------------------- -------------------------------
                                                       2010            2009            2010            2009
                                                 --------------- --------------- --------------- ---------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)...................  $     4,158     $    31,498     $  (704,011)    $  (331,305)
 Net realized gain (loss) on investments........   (1,121,223)     (4,087,514)      2,483,993      (1,964,016)
 Change in unrealized appreciation
  (depreciation) of investments.................    3,851,791       8,047,463       7,873,233      12,917,877
                                                  -----------     -----------     -----------     -----------
 Net Increase (decrease) in net assets from
  operations....................................    2,734,726       3,991,447       9,653,215      10,622,556
                                                  -----------     -----------     -----------     -----------
CONTRACTOWNERS TRANSACTIONS:
 Contributions and Transfers:
  Payments received from contractowners.........    2,500,256       2,480,897       6,729,167       4,670,144
  Transfers between funds including
   guaranteed interest account, net.............      651,497        (503,073)     15,640,317      11,985,942
  Transfers for contract benefits and
   terminations.................................   (1,622,479)     (1,108,468)     (4,666,468)     (1,847,065)
  Contract maintenance charges..................      (20,574)        (21,790)        (40,140)        (31,556)
  Adjustments to net assets allocated to
   contracts in payout period...................           --              --              --              --
                                                  -----------     -----------     -----------     -----------
Net increase (decrease) in net assets from
 contractowners transactions....................    1,508,700         847,566      17,662,876      14,777,465
                                                  -----------     -----------     -----------     -----------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account A............        2,823           2,776              --              --
                                                  -----------     -----------     -----------     -----------
INCREASE (DECREASE) IN NET ASSETS...............    4,246,249       4,841,789      27,316,091      25,400,021
NET ASSETS -- BEGINNING OF PERIOD...............   18,994,607      14,152,818      46,540,511      21,140,490
                                                  -----------     -----------     -----------     -----------
NET ASSETS -- END OF PERIOD.....................  $23,240,856     $18,994,607     $73,856,602     $46,540,511
                                                  ===========     ===========     ===========     ===========
CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS B
 Issued.........................................           84              88             339             278
 Redeemed.......................................          (67)            (75)           (162)            (99)
                                                  -----------     -----------     -----------     -----------
 Net Increase (Decrease)........................           17              13             177             179
                                                  ===========     ===========     ===========     ===========
UNIT ACTIVITY SERVICE CLASS 2
 Issued.........................................           --              --              --              --
 Redeemed.......................................           --              --              --              --
                                                  -----------     -----------     -----------     -----------
 Net Increase (Decrease)........................           --              --              --              --
                                                  ===========     ===========     ===========     ===========

                                                  FIDELITY(R) VIP   FIDELITY(R) VIP
                                                   CONTRAFUND(R)     EQUITY-INCOME
                                                   PORTFOLIO (n)     PORTFOLIO (n)
                                                 ----------------- -----------------
                                                        2010              2010
                                                 ----------------- -----------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)...................    $    83,069         $ 1,932
 Net realized gain (loss) on investments........         45,719           1,826
 Change in unrealized appreciation
  (depreciation) of investments.................        924,926          15,561
                                                    -----------        --------
 Net Increase (decrease) in net assets from
  operations....................................      1,053,714          19,319
                                                    -----------        --------
CONTRACTOWNERS TRANSACTIONS:
 Contributions and Transfers:
  Payments received from contractowners.........      3,996,556         162,774
  Transfers between funds including
   guaranteed interest account, net.............     11,905,994          10,219
  Transfers for contract benefits and
   terminations.................................        (56,485)             (7)
  Contract maintenance charges..................         (1,155)             --
  Adjustments to net assets allocated to
   contracts in payout period...................             --              --
                                                    -----------        --------
Net increase (decrease) in net assets from
 contractowners transactions....................     15,844,910         172,986
                                                    -----------        --------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account A............          1,015              --
                                                    -----------        --------
INCREASE (DECREASE) IN NET ASSETS...............     16,899,639         192,305
NET ASSETS -- BEGINNING OF PERIOD...............             --              --
                                                    -----------        --------
NET ASSETS -- END OF PERIOD.....................    $16,899,639        $192,305
                                                    ===========        ========
CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS B
 Issued.........................................             --              --
 Redeemed.......................................             --              --
                                                    -----------        --------
 Net Increase (Decrease)........................             --              --
                                                    ===========        ========
UNIT ACTIVITY SERVICE CLASS 2
 Issued.........................................            150               2
 Redeemed.......................................             (3)             --
                                                    -----------        --------
 Net Increase (Decrease)........................            147               2
                                                    ===========        ========

-------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

                                     FSA-87

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,

                                                  FIDELITY(R) VIP    GOLDMAN SACHS VIT        INVESCO V.I.
                                                      MID CAP             MID CAP              FINANCIAL
                                                   PORTFOLIO (n)       VALUE FUND (n)      SERVICES FUND (n)
                                                 ----------------   -------------------   -------------------
                                                       2010                 2010                  2010
                                                 ----------------   -------------------   -------------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)...................    $   (2,920)          $    432               $  (114)
 Net realized gain (loss) on investments........         7,571              2,210                 1,051
 Change in unrealized appreciation
  (depreciation) of investments.................       126,514             34,311                 2,548
                                                    ----------           --------               -------
 Net Increase (decrease) in net assets from
  operations....................................       131,165             36,953                 3,485
                                                    ----------           --------               -------
CONTRACTOWNERS TRANSACTIONS:
 Contributions and Transfers:
  Payments received from contractowners.........     1,246,608            272,613                16,357
  Transfers between funds including
   guaranteed interest account, net.............       196,159             67,440                11,900
  Transfers for contract benefits and
   terminations.................................        (4,391)               (86)                   --
  Contract maintenance charges..................           (97)               (21)                   (4)
  Adjustments to net assets allocated to
   contracts in payout period...................            --                 --                    --
                                                    ----------           --------               -------
Net increase (decrease) in net assets from
 contractowners transactions....................     1,438,279            339,946                28,253
                                                    ----------           --------               -------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account A............            --                 --                     1
                                                    ----------           --------               -------
INCREASE (DECREASE) IN NET ASSETS...............     1,569,444            376,899                31,739
NET ASSETS -- BEGINNING OF PERIOD...............            --                 --                    --
                                                    ----------           --------               -------
NET ASSETS -- END OF PERIOD.....................    $1,569,444           $376,899               $31,739
                                                    ==========           ========               =======
CHANGES IN UNITS (000'S):
Unit Activity Series II
 Issued.........................................            --                 --                    --
 Redeemed.......................................            --                 --                    --
                                                    ----------           --------               -------
 Net Increase (Decrease)........................            --                 --                    --
                                                    ==========           ========               =======
UNIT ACTIVITY SERVICE CLASS 2
 Issued.........................................            13                 --                    --
 Redeemed.......................................            --                 --                    --
                                                    ----------           --------               -------
 Net Increase (Decrease)........................            13                 --                    --
                                                    ==========           ========               =======
UNIT ACTIVITY SERVICE SHARES
 Issued.........................................            --                  3                    --
 Redeemed.......................................            --                 --                    --
                                                    ----------           --------               -------
 Net Increase (Decrease)........................            --                  3                    --
                                                    ==========           ========               =======

                                                      INVESCO V.I.          INVESCO V.I.       INVESCO V.I.
                                                   GLOBAL REAL ESTATE      INTERNATIONAL       MID CAP CORE
                                                        FUND (n)          GROWTH FUND (n)     EQUITY FUND (n)
                                                  --------------------   -----------------   ----------------
                                                          2010                  2010               2010
                                                  --------------------   -----------------   ----------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)...................          $    2,850           $    4,721          $   (3,199)
 Net realized gain (loss) on investments........              10,872                4,023               3,524
 Change in unrealized appreciation
  (depreciation) of investments.................              72,834               74,627              92,677
                                                          ----------           ----------          ----------
 Net Increase (decrease) in net assets from
  operations....................................              86,556               83,371              93,002
                                                          ----------           ----------          ----------
CONTRACTOWNERS TRANSACTIONS:
 Contributions and Transfers:
  Payments received from contractowners.........             594,921              968,726             402,847
  Transfers between funds including
   guaranteed interest account, net.............           2,964,303              212,108           1,458,668
  Transfers for contract benefits and
   terminations.................................             (11,245)                (939)            (15,994)
  Contract maintenance charges..................                (168)                 (98)               (151)
  Adjustments to net assets allocated to
   contracts in payout period...................                  --                   --                  --
                                                          ----------           ----------          ----------
Net increase (decrease) in net assets from
 contractowners transactions....................           3,547,811            1,179,797           1,845,370
                                                          ----------           ----------          ----------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account A............                 101                  500                --
                                                          ----------           ----------          ----------
INCREASE (DECREASE) IN NET ASSETS...............           3,634,468            1,263,668           1,938,372
NET ASSETS -- BEGINNING OF PERIOD...............                  --                   --                  --
                                                          ----------           ----------          ----------
NET ASSETS -- END OF PERIOD.....................          $3,634,468           $1,263,668          $1,938,372
                                                          ==========           ==========          ==========
CHANGES IN UNITS (000'S):
Unit Activity Series II
 Issued ........................................                  35                   12                  17
 Redeemed ......................................                  (2)                --                    (1)
                                                          ----------           ----------          ----------
 Net Increase (Decrease) .......................                  33                   12                  16
                                                          ==========           ==========          ==========
UNIT ACTIVITY SERVICE CLASS 2
 Issued ........................................                  --                   --                  --
 Redeemed ......................................                  --                   --                  --
                                                          ----------           ----------          ----------
 Net Increase (Decrease) .......................                  --                   --                  --
                                                          ==========           ==========          ==========
UNIT ACTIVITY SERVICE SHARES
 Issued ........................................                  --                   --                  --
 Redeemed ......................................                  --                   --                  --
                                                          ----------           ----------          ----------
 Net Increase (Decrease) .......................                  --                   --                  --
                                                          ==========           ==========          ==========


-------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

                                     FSA-88

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,

                                                  INVESCO V.I. SMALL CAP     IVY FUNDS VIP       IVY FUNDS VIP
                                                     EQUITY FUND (n)           ENERGY (n)       HIGH INCOME (p)
                                                 -----------------------    ---------------    -----------------
                                                          2010                    2010                2010
                                                 -----------------------    ---------------    -----------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)...................       $ (1,559)               $   (6,506)         $   (8,823)
 Net realized gain (loss) on investments........         13,047                    78,997              24,963
 Change in unrealized appreciation
  (depreciation) of investments.................         57,945                   275,589              74,964
                                                       --------                ----------          ----------
 Net Increase (decrease) in net assets from
  operations....................................         69,433                   348,080              91,104
                                                       --------                ----------          ----------
CONTRACTOWNERS TRANSACTIONS:
 Contributions and Transfers:
  Payments received from contractowners.........        154,565                   621,767             956,168
  Transfers between funds including
   guaranteed interest account, net.............        564,858                 2,821,791           4,655,205
  Transfers for contract benefits and
   terminations.................................         (1,255)                  (32,351)            (20,900)
  Contract maintenance charges..................            (32)                     (182)               (242)
  Adjustments to net assets allocated to
   contracts in payout period...................             --                        --                  --
                                                       --------                ----------          ----------
Net increase (decrease) in net assets from
 contractowners transactions....................        718,136                 3,411,025           5,590,231
                                                       --------                ----------          ----------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account A............             30                       514                 369
                                                       --------                ----------          ----------
INCREASE (DECREASE) IN NET ASSETS...............        787,599                 3,759,619           5,681,704
NET ASSETS -- BEGINNING OF PERIOD...............             --                        --                  --
                                                       --------                ----------          ----------
NET ASSETS -- END OF PERIOD.....................       $787,599                $3,759,619          $5,681,704
                                                       ========                ==========          ==========
CHANGES IN UNITS (000'S):
Unit Activity Common Shares
 Issued ........................................             --                        36                  65
 Redeemed ......................................             --                        (7)                (12)
                                                       --------                ----------          ----------
 Net Increase (Decrease) .......................             --                        29                  53
                                                       ========                ==========          ==========
Unit Activity Series II
 Issued ........................................              7                        --                  --
 Redeemed ......................................             (2)                       --                  --
                                                       --------                ----------          ----------
 Net Increase (Decrease) .......................              5                        --                  --
                                                       ========                ==========          ==========
UNIT ACTIVITY SERVICE CLASS
 Issued ........................................             --                        --                  --
 Redeemed ......................................             --                        --                  --
                                                       --------                ----------          ----------
 Net Increase (Decrease) .......................             --                        --                  --
                                                       ========                ==========          ==========
UNIT ACTIVITY SERVICE SHARES
 Issued ........................................             --                        --                  --
 Redeemed ......................................             --                        --                  --
                                                       --------                ----------          ----------
 Net Increase (Decrease) .......................             --                        --                  --
                                                       ========                ==========          ==========

                                                      IVY FUNDS VIP       LAZARD RETIREMENT EMERGING    MFS(R) INTERNATIONAL
                                                  SMALL CAP GROWTH (n)   MARKETS EQUITY PORTFOLIO (p)    VALUE PORTFOLIO (n)
                                                 ---------------------- ------------------------------ ----------------------
                                                          2010                       2010                       2010
                                                 ---------------------- ------------------------------ ----------------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)...................        $   (850)              $   117,468                   $  (12,861)
 Net realized gain (loss) on investments........             531                    30,515                       24,590
 Change in unrealized appreciation
  (depreciation) of investments.................          39,189                   263,453                      214,831
                                                        --------               -----------                   ----------
 Net Increase (decrease) in net assets from
  operations....................................          38,870                   411,436                      226,560
                                                        --------               -----------                   ----------
CONTRACTOWNERS TRANSACTIONS:
 Contributions and Transfers:
  Payments received from contractowners.........         220,952                 1,880,872                    1,389,850
  Transfers between funds including
   guaranteed interest account, net.............           8,265                14,162,175                    4,510,852
  Transfers for contract benefits and
   terminations.................................            (406)                  (55,963)                     (24,688)
  Contract maintenance charges..................             (10)                   (1,108)                        (487)
  Adjustments to net assets allocated to
   contracts in payout period...................              --                        --                           --
                                                        --------               -----------                   ----------
Net increase (decrease) in net assets from
 contractowners transactions....................         228,801                15,985,976                    5,875,527
                                                        --------               -----------                   ----------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account A............              --                       332                           --
                                                        --------               -----------                   ----------
INCREASE (DECREASE) IN NET ASSETS...............         267,671                16,397,744                    6,102,087
NET ASSETS -- BEGINNING OF PERIOD...............            --                        --                           --
                                                        --------               -----------                   ----------
NET ASSETS -- END OF PERIOD.....................        $267,671               $16,397,744                   $6,102,087
                                                        ========               ===========                   ==========
CHANGES IN UNITS (000'S):
Unit Activity Common Shares
 Issued .....................................                  2                        --                           --
 Redeemed ...................................                 --                        --                           --
                                                        --------               -----------                   ----------
 Net Increase (Decrease) ....................                  2                        --                           --
                                                        ========               ===========                   ==========
Unit Activity Series II
 Issued .....................................                 --                        --                           --
 Redeemed ...................................                 --                        --                           --
                                                        --------               -----------                   ----------
 Net Increase (Decrease) ....................                 --                        --                           --
                                                        ========               ===========                   ==========
UNIT ACTIVITY SERVICE CLASS
 Issued .....................................                 --                        --                           61
 Redeemed ...................................                 --                        --                           (6)
                                                        --------               -----------                   ----------
 Net Increase (Decrease) ....................                 --                        --                           55
                                                        ========               ===========                   ==========
UNIT ACTIVITY SERVICE SHARES
 Issued .....................................                 --                       161                           --
 Redeemed ...................................                 --                       (17)                          --
                                                        --------               -----------                   ----------
 Net Increase (Decrease) ....................                 --                       144                           --
                                                        ========               ===========                   ==========


-------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

                                     FSA-89

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,

                                                      MFS(R) INVESTORS        MFS(R) INVESTORS     MFS(R) TECHNOLOGY
                                                  GROWTH STOCK SERIES (p)     TRUST SERIES (n)       PORTFOLIO (p)
                                                 -------------------------   ------------------   ------------------
                                                            2010                    2010                  2010
                                                 -------------------------   ------------------   ------------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)...................         $   (540)               $   (4,556)          $   (3,170)
 Net realized gain (loss) on investments........              658                     2,081               25,780
 Change in unrealized appreciation
  (depreciation) of investments.................           12,697                   109,929               43,770
                                                         --------                ----------           ----------
 Net Increase (decrease) in net assets from
  operations....................................           12,815                   107,454               66,380
                                                         --------                ----------           ----------
CONTRACTOWNERS TRANSACTIONS:
 Contributions and Transfers:
  Payments received from contractowners.........           75,193                   608,136              199,043
  Transfers between funds including
   guaranteed interest account, net.............          225,722                 1,034,105            1,715,830
  Transfers for contract benefits and
   terminations.................................               --                    (1,750)              (7,764)
  Contract maintenance charges..................              (20)                     (131)                 (65)
  Adjustments to net assets allocated to
   contracts in payout period...................               --                        --                   --
                                                         --------                ----------           ----------
Net increase (decrease) in net assets from
 contractowners transactions....................          300,895                 1,640,360            1,907,044
                                                         --------                ----------           ----------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account A............               11                       200                   --
                                                         --------                ----------           ----------
INCREASE (DECREASE) IN NET ASSETS...............          313,721                 1,748,014            1,973,424
NET ASSETS -- BEGINNING OF PERIOD...............               --                        --                   --
                                                         --------                ----------           ----------
NET ASSETS -- END OF PERIOD.....................         $313,721                $1,748,014           $1,973,424
                                                         ========                ==========           ==========
CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
 Issued.........................................               --                        --                   --
 Redeemed.......................................               --                        --                   --
                                                         --------                ----------           ----------
 Net Increase (Decrease)........................               --                        --                   --
                                                         ========                ==========           ==========
UNIT ACTIVITY CLASS B
 Issued.........................................               --                        --                   --
 Redeemed.......................................               --                        --                   --
                                                         --------                ----------           ----------
 Net Increase (Decrease)........................               --                        --                   --
                                                         ========                ==========           ==========
UNIT ACTIVITY SERVICE CLASS
 Issued.........................................                3                        16                   21
 Redeemed.......................................               --                        --                   (5)
                                                         --------                ----------           ----------
 Net Increase (Decrease)........................                3                        16                   16
                                                         ========                ==========           ==========

                                                    MFS(R) UTILITIES               MULTIMANAGER
                                                       SERIES (p)            AGGRESSIVE EQUITY* (h)(o)
                                                   ------------------    ---------------------------------
                                                          2010                 2010             2009
                                                   ------------------    ----------------  ---------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)...................       $   (3,705)        $ (1,058,755)     $ (2,857,970)
 Net realized gain (loss) on investments........           10,255          (18,591,492)      (31,688,872)
 Change in unrealized appreciation
  (depreciation) of investments.................           60,304          110,198,763       177,657,200
                                                       ----------         ------------      ------------
 Net Increase (decrease) in net assets from
  operations....................................           66,854           90,548,516       143,110,358
                                                       ----------         ------------      ------------
CONTRACTOWNERS TRANSACTIONS:
 Contributions and Transfers:
  Payments received from contractowners.........          127,191           19,398,448        18,437,033
  Transfers between funds including
   guaranteed interest account, net.............        1,886,177            6,540,704        25,233,474
  Transfers for contract benefits and
   terminations.................................          (12,341)         (51,432,937)      (37,973,023)
  Contract maintenance charges..................              (63)            (625,952)         (639,419)
  Adjustments to net assets allocated to
   contracts in payout period...................               --             (108,151)         (176,126)
                                                       ----------         ------------      ------------
Net increase (decrease) in net assets from
 contractowners transactions....................        2,000,964          (26,227,888)        4,881,939
                                                       ----------         ------------      ------------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account A............               --              477,256           346,960
                                                       ----------         ------------      ------------
INCREASE (DECREASE) IN NET ASSETS...............        2,067,818           64,797,884       148,339,257
NET ASSETS -- BEGINNING OF PERIOD...............               --          562,051,793       413,712,536
                                                       ----------         ------------      ------------
NET ASSETS -- END OF PERIOD.....................       $2,067,818         $626,849,677      $562,051,793
                                                       ==========         ============      ============
CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
 Issued.........................................               --                  889             1,211
 Redeemed.......................................               --               (1,339)           (1,359)
                                                       ----------         ------------      ------------
 Net Increase (Decrease)........................               --                 (450)             (148)
                                                       ==========         ============      ============
UNIT ACTIVITY CLASS B
 Issued.........................................               --                  150               185
 Redeemed.......................................               --                  (62)              (39)
                                                       ----------         ------------      ------------
 Net Increase (Decrease)........................               --                   88               146
                                                       ==========         ============      ============
UNIT ACTIVITY SERVICE CLASS
 Issued.........................................               20                   --                --
 Redeemed.......................................               (1)                  --                --
                                                       ----------         ------------      ------------
 Net Increase (Decrease)........................               19                   --                --
                                                       ==========         ============      ============

-------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

                                     FSA-90

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,

                                                           MULTIMANAGER                     MULTIMANAGER
                                                            CORE BOND*                  INTERNATIONAL EQUITY*
                                                 -------------------------------- ---------------------------------
                                                       2010             2009            2010             2009
                                                 ---------------- --------------- ---------------- ----------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)...................  $  1,574,439    $ 1,768,689     $  1,172,233     $    202,953
 Net realized gain (loss) on investments........     2,641,856        (25,331)     (11,273,751)     (14,665,823)
 Change in unrealized appreciation
  (depreciation) of investments.................       120,226      3,241,851       13,941,930       31,165,901
                                                  ------------    -----------     ------------     ------------
 Net Increase (decrease) in net assets from
  operations....................................     4,336,521      4,985,209        3,840,412       16,703,031
                                                  ------------    -----------     ------------     ------------
CONTRACTOWNERS TRANSACTIONS:
 Contributions and Transfers:
  Payments received from contractowners.........    11,904,861      8,873,186        6,375,981        7,159,602
  Transfers between funds including
   guaranteed interest account, net.............    18,931,667      9,345,287       (4,793,495)      (4,596,150)
  Transfers for contract benefits and
   terminations.................................   (10,350,843)    (7,887,303)      (7,171,491)      (5,041,720)
  Contract maintenance charges..................       (73,621)       (73,700)         (68,881)         (77,559)
  Adjustments to net assets allocated to
   contracts in payout period...................            --             --               --               --
                                                  ------------    -----------     ------------     ------------
Net increase (decrease) in net assets from
 contractowners transactions....................    20,412,064     10,257,470       (5,657,886)      (2,555,827)
                                                  ------------    -----------     ------------     ------------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account A............            --             --               --            1,002
                                                  ------------    -----------     ------------     ------------
INCREASE (DECREASE) IN NET ASSETS...............    24,748,585     15,242,679       (1,817,474)      14,148,206
NET ASSETS -- BEGINNING OF PERIOD...............    86,991,865     71,749,186       74,904,781       60,756,575
                                                  ------------    -----------     ------------     ------------
NET ASSETS -- END OF PERIOD.....................  $111,740,450    $86,991,865     $ 73,087,307     $ 74,904,781
                                                  ============    ===========     ============     ============
CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS B
 Issued.........................................           351            257              109              169
 Redeemed.......................................          (199)          (173)            (154)            (188)
                                                  ------------    -----------     ------------     ------------
 Net Increase (Decrease)........................           152             84              (45)             (19)
                                                  ============    ===========     ============     ============

                                                           MULTIMANAGER
                                                      LARGE CAP CORE EQUITY*
                                                 ---------------------------------
                                                       2010             2009
                                                 --------------- -----------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)...................  $  (149,837)     $    17,756
 Net realized gain (loss) on investments........   (1,097,537)      (1,670,626)
 Change in unrealized appreciation
  (depreciation) of investments.................    2,640,215        5,106,848
                                                  -----------      -----------
 Net Increase (decrease) in net assets from
  operations....................................    1,392,841        3,453,978
                                                  -----------      -----------
CONTRACTOWNERS TRANSACTIONS:
 Contributions and Transfers:
  Payments received from contractowners.........      940,870        1,059,958
  Transfers between funds including
   guaranteed interest account, net.............     (935,824)        (401,734)
  Transfers for contract benefits and
   terminations.................................   (1,385,993)      (1,263,018)
  Contract maintenance charges..................      (13,655)         (15,353)
  Adjustments to net assets allocated to
   contracts in payout period...................           --               --
                                                  -----------      -----------
Net increase (decrease) in net assets from
 contractowners transactions....................   (1,394,602)        (620,147)
                                                  -----------      -----------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account A............           --               --
                                                  -----------      -----------
INCREASE (DECREASE) IN NET ASSETS...............       (1,761)       2,833,831
NET ASSETS -- BEGINNING OF PERIOD...............   15,032,374       12,198,543
                                                  -----------      -----------
NET ASSETS -- END OF PERIOD.....................  $15,030,613      $15,032,374
                                                  ===========      ===========
CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS B
 Issued.........................................           20               31
 Redeemed.......................................          (33)             (40)
                                                  -----------      -----------
 Net Increase (Decrease)........................          (13)              (9)
                                                  ===========      ===========

-------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

                                     FSA-91

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,

                                                           MULTIMANAGER                       MULTIMANAGER
                                                         LARGE CAP VALUE*                    MID CAP GROWTH*
                                                 --------------------------------    -------------------------------
                                                       2010            2009                2010            2009
                                                 --------------- ----------------    --------------- ---------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)...................  $  (213,492)    $    295,512        $  (864,448)     $  (677,654)
 Net realized gain (loss) on investments........   (5,898,995)     (11,180,615)        (2,990,864)      (7,898,488)
 Change in unrealized appreciation
  (depreciation) of investments.................   12,270,656       20,794,326         19,385,816       26,837,470
                                                  -----------     ------------        -----------      -----------
 Net Increase (decrease) in net assets from
  operations....................................    6,158,169        9,909,223         15,530,504       18,261,328
                                                  -----------     ------------        -----------      -----------
CONTRACTOWNERS TRANSACTIONS:
 Contributions and Transfers:
  Payments received from contractowners.........    5,166,483        5,665,350          5,056,104        5,292,698
  Transfers between funds including
   guaranteed interest account, net.............   (4,050,653)      (3,530,882)        (3,044,036)        (999,843)
  Transfers for contract benefits and
   terminations.................................   (5,429,140)      (4,250,320)        (5,752,099)      (4,153,693)
  Contract maintenance charges..................      (54,701)         (56,280)           (65,428)         (66,555)
  Adjustments to net assets allocated to
   contracts in payout period...................           --               --                 --               --
                                                  -----------     ------------        -----------      -----------
Net increase (decrease) in net assets from
 contractowners transactions....................   (4,368,011)      (2,172,132)        (3,805,459)          72,607
                                                  -----------     ------------        -----------      -----------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account A............           --               --                 --               --
                                                  -----------     ------------        -----------      -----------
INCREASE (DECREASE) IN NET ASSETS...............    1,790,158        7,737,091         11,725,045       18,333,935
NET ASSETS -- BEGINNING OF PERIOD...............   55,670,745       47,933,654         64,450,265       46,116,330
                                                  -----------     ------------        -----------      -----------
NET ASSETS -- END OF PERIOD.....................  $57,460,903     $ 55,670,745        $76,175,310      $64,450,265
                                                  ===========     ============        ===========      ===========
CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS B
 Issued.........................................           75              135                121              147
 Redeemed.......................................         (114)            (151)              (158)            (146)
                                                  -----------     ------------        -----------      -----------
 Net Increase (Decrease)........................          (39)             (16)               (37)               1
                                                  ===========     ============        ===========      ===========

                                                           MULTIMANAGER
                                                          MID CAP VALUE*
                                                  -------------------------------
                                                        2010            2009
                                                  --------------- ---------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)...................   $  (328,336)   $   877,879
 Net realized gain (loss) on investments........    (3,274,390)    (7,157,528)
 Change in unrealized appreciation
  (depreciation) of investments.................    17,560,417     23,852,581
                                                   -----------    -----------
 Net Increase (decrease) in net assets from
  operations....................................    13,957,691     17,572,932
                                                   -----------    -----------
CONTRACTOWNERS TRANSACTIONS:
 Contributions and Transfers:
  Payments received from contractowners.........     4,791,638      4,311,813
  Transfers between funds including
   guaranteed interest account, net.............     1,106,926        701,266
  Transfers for contract benefits and
   terminations.................................    (5,925,990)    (4,195,560)
  Contract maintenance charges..................       (51,829)       (50,915)
  Adjustments to net assets allocated to
   contracts in payout period...................            --             --
                                                   -----------    -----------
Net increase (decrease) in net assets from
 contractowners transactions....................       (79,255)       766,604
                                                   -----------    -----------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account A............            --             --
                                                   -----------    -----------
INCREASE (DECREASE) IN NET ASSETS...............    13,878,436     18,339,536
NET ASSETS -- BEGINNING OF PERIOD...............    60,258,390     41,918,854
                                                   -----------    -----------
NET ASSETS -- END OF PERIOD.....................   $74,136,826    $60,258,390
                                                   ===========    ===========
CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS B
 Issued.........................................           131            131
 Redeemed.......................................          (131)          (122)
                                                   -----------    -----------
 Net Increase (Decrease)........................            --              9
                                                   ===========    ===========

-------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

                                     FSA-92

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,

                                                           MULTIMANAGER                       MULTIMANAGER
                                                        MULTI-SECTOR BOND*                  SMALL CAP GROWTH*
                                                 ---------------------------------   -------------------------------
                                                       2010             2009               2010            2009
                                                 ---------------- ----------------   --------------- ---------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)...................  $  1,868,118     $  3,832,757       $  (587,147)    $  (464,519)
 Net realized gain (loss) on investments........    (8,626,841)     (12,151,717)        (3,624,890)     (9,302,045)
 Change in unrealized appreciation
  (depreciation) of investments.................    13,128,936       17,477,411         15,038,194      20,585,009
                                                  ------------     ------------        -----------     -----------
 Net Increase (decrease) in net assets from
  operations....................................     6,370,213        9,158,451         10,826,157      10,818,445
                                                  ------------     ------------        -----------     -----------
CONTRACTOWNERS TRANSACTIONS:
 Contributions and Transfers:
  Payments received from contractowners.........    11,569,863        8,653,887          4,572,481       5,031,268
  Transfers between funds including
   guaranteed interest account, net.............     2,536,422       (5,179,465)        (3,037,557)     (1,919,174)
  Transfers for contract benefits and
   terminations.................................   (13,731,471)     (11,932,764)        (3,380,922)     (2,172,643)
  Contract maintenance charges..................      (131,069)        (147,198)           (52,611)        (53,522)
  Adjustments to net assets allocated to
   contracts in payout period...................        16,208              160                 --              --
                                                  ------------     ------------        -----------     -----------
Net increase (decrease) in net assets from
 contractowners transactions....................       259,953       (8,605,380)        (1,898,609)        885,929
                                                  ------------     ------------        -----------     -----------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account A............       (16,208)          29,841                 --         175,001
                                                  ------------     ------------        -----------     -----------
INCREASE (DECREASE) IN NET ASSETS...............     6,613,958          582,912          8,927,548      11,879,375
NET ASSETS -- BEGINNING OF PERIOD...............   116,015,006      115,432,094         44,101,795      32,222,420
                                                  ------------     ------------        -----------     -----------
NET ASSETS -- END OF PERIOD.....................  $122,628,964     $116,015,006        $53,029,343     $44,101,795
                                                  ============     ============        ===========     ===========
CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
 Issued.........................................           116               90                 --              --
 Redeemed.......................................          (129)            (136)                --              --
                                                  ------------     ------------        -----------     -----------
 Net Increase (Decrease)........................           (13)             (46)                --              --
                                                  ============     ============        ===========     ===========
UNIT ACTIVITY CLASS B
 Issued.........................................           102               52                100             139
 Redeemed.......................................           (74)             (73)              (119)           (126)
                                                  ------------     ------------        -----------     -----------
 Net Increase (Decrease)........................            28              (21)               (19)             13
                                                  ============     ============        ===========     ===========


                                                            MULTIMANAGER
                                                          SMALL CAP VALUE*
                                                  ---------------------------------
                                                        2010             2009
                                                  ---------------- ----------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)...................   $ (1,412,281)    $   (253,507)
 Net realized gain (loss) on investments........    (18,347,017)     (23,315,753)
 Change in unrealized appreciation
  (depreciation) of investments.................     44,919,404       47,397,830
                                                   ------------     ------------
 Net Increase (decrease) in net assets from
  operations....................................     25,160,106       23,828,570
                                                   ------------     ------------
CONTRACTOWNERS TRANSACTIONS:
 Contributions and Transfers:
  Payments received from contractowners.........     10,588,219       12,365,671
  Transfers between funds including
   guaranteed interest account, net.............     (9,506,526)      (7,549,850)
  Transfers for contract benefits and
   terminations.................................    (10,628,958)      (7,147,211)
  Contract maintenance charges..................       (146,649)        (153,150)
  Adjustments to net assets allocated to
   contracts in payout period...................             --               --
                                                   ------------     ------------
Net increase (decrease) in net assets from
 contractowners transactions....................     (9,693,914)      (2,484,540)
                                                   ------------     ------------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account A............             --               --
                                                   ------------     ------------
INCREASE (DECREASE) IN NET ASSETS...............     15,466,192       21,344,030
NET ASSETS -- BEGINNING OF PERIOD...............    119,168,900       97,824,870
                                                   ------------     ------------
NET ASSETS -- END OF PERIOD.....................   $134,635,092     $119,168,900
                                                   ============     ============
CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
 Issued.........................................             --               --
 Redeemed.......................................             --               --
                                                   ------------     ------------
 Net Increase (Decrease)........................             --               --
                                                   ============     ============
UNIT ACTIVITY CLASS B
 Issued.........................................            176              181
 Redeemed.......................................           (246)            (200)
                                                   ------------     ------------
 Net Increase (Decrease)........................            (70)             (19)
                                                   ============     ============

-------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

                                     FSA-93

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,

                                                                                        OPPENHEIMER
                                                           MULTIMANAGER                 MAIN STREET
                                                            TECHNOLOGY*               FUND(R)/VA (n)
                                                 --------------------------------    ----------------
                                                       2010             2009               2010
                                                 ---------------- ---------------    ----------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)...................  $ (1,481,261)     $ (1,106,589)        $  (161)
 Net realized gain (loss) on investments........    (4,043,575)       (7,655,403)            342
 Change in unrealized appreciation
  (depreciation) of investments.................    23,048,143        47,160,006           4,347
                                                  ------------      ------------         -------
 Net Increase (decrease) in net assets from
  operations....................................    17,523,307        38,398,014           4,528
                                                  ------------      ------------         -------
CONTRACTOWNERS TRANSACTIONS:
 Contributions and Transfers:
  Payments received from contractowners.........    11,144,764         8,377,531          50,485
  Transfers between funds including
   guaranteed interest account, net.............    (6,137,023)        9,930,444          (2,581)
  Transfers for contract benefits and
   terminations.................................   (10,386,385)       (6,965,312)             --
  Contract maintenance charges..................      (111,167)         (108,956)             --
  Adjustments to net assets allocated to
   contracts in payout period...................            --                --              --
                                                  ------------      ------------         -------
Net increase (decrease) in net assets from
 contractowners transactions....................    (5,489,811)       11,233,707          47,904
                                                  ------------      ------------         -------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account A............            --                --               4
                                                  ------------      ------------         -------
INCREASE (DECREASE) IN NET ASSETS...............    12,033,496        49,631,721          52,436
NET ASSETS -- BEGINNING OF PERIOD...............   114,358,320        64,726,599              --
                                                  ------------      ------------         -------
NET ASSETS -- END OF PERIOD.....................  $126,391,816      $114,358,320         $52,436
                                                  ============      ============         =======
CHANGES IN UNITS (000'S):
Unit Activity Advisor Class
 Issued.........................................            --                --              --
 Redeemed.......................................            --                --              --
                                                  ------------      ------------         -------
 Net Increase (Decrease)........................            --                --              --
                                                  ============      ============         =======
UNIT ACTIVITY CLASS B
 Issued.........................................           385               498              --
 Redeemed.......................................          (438)             (365)             --
                                                  ------------      ------------         -------
 Net Increase (Decrease)........................           (53)              133              --
                                                  ============      ============         =======

                                                      PIMCO VARIABLE
                                                      INSURANCE TRUST
                                                  COMMODITYREALRETURN(R)            TARGET 2015
                                                  STRATEGY PORTFOLIO (n)            ALLOCATION*
                                                 ------------------------ -------------------------------
                                                           2010                 2010            2009
                                                 ------------------------ --------------- ---------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)...................         $ 15,018          $    39,044      $   407,394
 Net realized gain (loss) on investments........            8,900             (549,513)      (1,667,357)
 Change in unrealized appreciation
  (depreciation) of investments.................           32,421            2,119,768        3,479,083
                                                         --------          -----------      -----------
 Net Increase (decrease) in net assets from
  operations....................................           56,339            1,609,299        2,219,120
                                                         --------          -----------      -----------
CONTRACTOWNERS TRANSACTIONS:
 Contributions and Transfers:
  Payments received from contractowners.........          388,751            3,703,450        2,955,744
  Transfers between funds including
   guaranteed interest account, net.............          116,778              611,172        1,707,506
  Transfers for contract benefits and
   terminations.................................             (502)          (1,329,761)      (1,085,372)
  Contract maintenance charges..................              (91)             (15,462)         (12,940)
  Adjustments to net assets allocated to
   contracts in payout period...................               --                   --               --
                                                         --------          -----------      -----------
Net increase (decrease) in net assets from
 contractowners transactions....................          504,936            2,969,399        3,564,938
                                                         --------          -----------      -----------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account A............                2                   --               --
                                                         --------          -----------      -----------
INCREASE (DECREASE) IN NET ASSETS...............          561,277            4,578,698        5,784,058
NET ASSETS -- BEGINNING OF PERIOD...............               --           15,925,832       10,141,774
                                                         --------          -----------      -----------
NET ASSETS -- END OF PERIOD.....................         $561,277          $20,504,530      $15,925,832
                                                         ========          ===========      ===========
CHANGES IN UNITS (000'S):
Unit Activity Advisor Class
 Issued.........................................                4                   --               --
 Redeemed.......................................               --                   --               --
                                                         --------          -----------      -----------
 Net Increase (Decrease)........................                4                   --               --
                                                         ========          ===========      ===========
UNIT ACTIVITY CLASS B
 Issued.........................................               --                   83               89
 Redeemed.......................................               --                  (52)             (46)
                                                         --------          -----------      -----------
 Net Increase (Decrease)........................               --                   31               43
                                                         ========          ===========      ===========

-------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

                                     FSA-94

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,

                                                           TARGET 2025                         TARGET 2035
                                                           ALLOCATION*                         ALLOCATION*
                                                 -------------------------------     -------------------------------
                                                       2010            2009                2010            2009
                                                 --------------- ---------------     --------------- ---------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)...................  $    40,188     $   502,501          $    21,783     $   365,842
 Net realized gain (loss) on investments........   (1,098,680)     (1,444,446)            (609,874)       (907,256)
 Change in unrealized appreciation
  (depreciation) of investments.................    3,563,709       4,003,872            2,680,639       3,133,847
                                                  -----------     -----------          -----------     -----------
 Net Increase (decrease) in net assets from
  operations....................................    2,505,217       3,061,927            2,092,548       2,592,433
                                                  -----------     -----------          -----------     -----------
CONTRACTOWNERS TRANSACTIONS:
 Contributions and Transfers:
  Payments received from contractowners.........    5,132,316       5,270,879            5,196,367       5,366,641
  Transfers between funds including
   guaranteed interest account, net.............      707,050       1,684,898              345,751         428,501
  Transfers for contract benefits and
   terminations.................................   (1,163,150)       (647,665)            (943,020)       (457,657)
  Contract maintenance charges..................      (35,979)        (27,142)             (54,532)        (41,283)
  Adjustments to net assets allocated to
   contracts in payout period...................           --              --                   --              --
                                                  -----------     -----------          -----------     -----------
Net increase (decrease) in net assets from
 contractowners transactions....................    4,640,237       6,280,970            4,544,566       5,296,202
                                                  -----------     -----------          -----------     -----------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account A............        2,003             701                   --              --
                                                  -----------     -----------          -----------     -----------
INCREASE (DECREASE) IN NET ASSETS...............    7,147,457       9,343,598            6,637,114       7,888,635
NET ASSETS -- BEGINNING OF PERIOD...............   20,037,885      10,694,287           14,883,451       6,994,816
                                                  -----------     -----------          -----------     -----------
NET ASSETS -- END OF PERIOD.....................  $27,185,342     $20,037,885          $21,520,565     $14,883,451
                                                  ===========     ===========          ===========     ===========
CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS B
 Issued.........................................          102             109                   82              91
 Redeemed.......................................          (52)            (30)                 (32)            (19)
                                                  -----------     -----------          -----------     -----------
 Net Increase (Decrease)........................           50              79                   50              72
                                                  ===========     ===========          ===========     ===========

                                                            TARGET 2045
                                                            ALLOCATION*
                                                  -------------------------------
                                                        2010            2009
                                                  --------------- ---------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)...................    $    (4,230)    $   245,229
 Net realized gain (loss) on investments........       (449,615)       (919,291)
 Change in unrealized appreciation
  (depreciation) of investments.................      1,917,089       2,602,775
                                                    -----------     -----------
 Net Increase (decrease) in net assets from
  operations....................................      1,463,244       1,928,713
                                                    -----------     -----------
CONTRACTOWNERS TRANSACTIONS:
 Contributions and Transfers:
  Payments received from contractowners.........      3,985,090       3,448,464
  Transfers between funds including
   guaranteed interest account, net.............       (452,007)        262,090
  Transfers for contract benefits and
   terminations.................................       (715,287)       (254,300)
  Contract maintenance charges..................        (46,945)        (35,251)
  Adjustments to net assets allocated to
   contracts in payout period...................             --              --
                                                    -----------     -----------
Net increase (decrease) in net assets from
 contractowners transactions....................      2,770,851       3,421,003
                                                    -----------     -----------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account A............             --           1,002
                                                    -----------     -----------
INCREASE (DECREASE) IN NET ASSETS...............      4,234,095       5,350,718
NET ASSETS -- BEGINNING OF PERIOD...............     10,042,723       4,692,005
                                                    -----------     -----------
NET ASSETS -- END OF PERIOD.....................    $14,276,818     $10,042,723
                                                    ===========     ===========
CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS B
 Issued.........................................             53              66
 Redeemed.......................................            (23)            (18)
                                                    -----------     -----------
 Net Increase (Decrease)........................             30              48
                                                    ===========     ===========

-------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

                                     FSA-95

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,

                                                         TEMPLETON
                                                        GLOBAL BOND
                                                    SECURITIES FUND (n)
                                                   --------------------
                                                           2010
                                                   --------------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)...................        $   (3,766)
 Net realized gain (loss) on investments........             2,115
 Change in unrealized appreciation
  (depreciation) of investments.................            43,778
                                                        ----------
 Net Increase (decrease) in net assets from
  operations....................................            42,127
                                                        ----------
CONTRACTOWNERS TRANSACTIONS:
 Contributions and Transfers:
  Payments received from contractowners.........         1,550,703
  Transfers between funds including
   guaranteed interest account, net.............           445,406
  Transfers for contract benefits and
   terminations.................................            (3,713)
  Contract maintenance charges..................              (173)
  Adjustments to net assets allocated to
   contracts in payout period...................                --
                                                        ----------
Net increase (decrease) in net assets from
 contractowners transactions....................         1,992,223
                                                        ----------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account A............               300
                                                        ----------
INCREASE (DECREASE) IN NET ASSETS...............         2,034,650
NET ASSETS -- BEGINNING OF PERIOD...............                --
                                                        ----------
NET ASSETS -- END OF PERIOD.....................        $2,034,650
                                                        ==========
CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS 2
 Issued.........................................                19
 Redeemed.......................................                --
                                                        ----------
 Net Increase (Decrease)........................                19
                                                        ==========

-------
The accompanying notes are an integral part of these financial statements.

* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

                                     FSA-96

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONCLUDED)

FOR THE YEARS ENDED DECEMBER 31,

-------
(a) Units were made available for sale on July 10, 2009.
(b) Units were made available for sale on September 30, 2009.
(c) EQ/Mid Cap Value PLUS replaced EQ/Ariel Appreciation II due to a fund merger on September 11, 2009.
(d) EQ/Mid Cap Value PLUS replaced EQ/Lord Abbett Mid Cap Value due to a fund merger on September 11, 2009.
(e) EQ/Mid Cap Value PLUS replaced EQ/Van Kampen Real Estate due to a fund merger on September 11, 2009.
(f) EQ/PIMCO Ultra Short Bond replaced EQ/AXA Rosenberg Value Long/Short Equity due to a fund merger on September 11, 2009.
(g) EQ/PIMCO Ultra Short Bond replaced EQ/Short Duration Bond due to a fund merger on September 11, 2009.
(h) Multimanager Aggressive Equity replaced Multimanager Health Care due to a fund merger on September 18,2009.
(i) EQ/Common Stock Index replaced EQ/Oppenheimer Main Street Opportunity due to a fund merger on September 18, 2009.
(j) EQ/Small Company Index replaced EQ/Oppenheimer Main Street Small Cap Index due to a fund merger on September 18, 2009.
(k) EQ/Quality Bond PLUS replaced EQ/Caywood Scholl High Yield Bond due to a fund merger on September 25, 2009.
(l) EQ/Core Bond Index replaced EQ/Long Term Bond due to a fund merger on September 25, 2009.
(m) Units were made available for sale on September 18, 2009.
(n) Units were made available on May 3, 2010.
(o) Multimanager Aggressive Equity replaced Multimanager Large Cap Growth due to a fund substitution on September 17, 2010.
(p) Units were made available on September 20, 2010.
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

                                     FSA-97

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS

DECEMBER 31, 2010

1. Organization

AXA Equitable Life Insurance Company ("AXA Equitable") Separate Account A ("the Account") is organized as a unit investment trust, a type of investment company, and is registered with the Securities and Exchange Commission ("SEC") under the Investment Company Act of 1940 (the "1940 Act"). The Account has Variable Investment Options, each of which invests in shares of a mutual fund portfolio of American Century Variable Portfolios, Inc., AXA Premier VIP Trust ("VIP"), EQ Advisors Trust ("EQAT"), Fidelity(R) Variable Insurance Products Fund, Franklin Templeton Variable Insurance Products Trust, Goldman Sachs Variable Insurance Trust, Invesco Variable Insurance Funds, Ivy Funds Variable Insurance Portfolios, Lazard Retirement Series, Inc., MFS(R) Variable Insurance Trust, Oppenheimer Variable Account Funds, PIMCO Variable Insurance Trust, (collectively, "The Trusts"). The Trusts are open-ended investment management companies that sell shares of a portfolio ("Portfolio") of a mutual fund to separate accounts of insurance companies. Each Portfolio of the Trusts has separate investment objectives. These financial statements and notes are those of the Variable Investment Options of the Account.

The Account consists of the following Variable Investment Options:

  AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.
  ------------------------------------------
o American Century VP Mid Cap Value

  AXA PREMIER VIP TRUST*
  ----------------------
o AXA Aggressive Allocation
o AXA Conservative Allocation
o AXA Conservative-Plus Allocation
o AXA Moderate Allocation
o AXA Moderate-Plus Allocation
o Multimanager Aggressive Equity
o Multimanager Core Bond
o Multimanager International Equity
o Multimanager Large Cap Core Equity
o Multimanager Large Cap Value
o Multimanager Mid Cap Growth
o Multimanager Mid Cap Value
o Multimanager Multi-Sector Bond
o Multimanager Small Cap Growth
o Multimanager Small Cap Value
o Multimanager Technology
o Target 2015 Allocation
o Target 2025 Allocation
o Target 2035 Allocation
o Target 2045 Allocation

  EQ ADVISORS TRUST*
  ------------------
o All Asset Allocation
o AXA Balanced Strategy
o AXA Conservative Growth Strategy
o AXA Conservative Strategy
o AXA Growth Strategy
o AXA Tactical Manager 2000
o AXA Tactical Manager 400
o AXA Tactical Manager 500
o AXA Tactical Manager International
o EQ/AllianceBernstein International
o EQ/AllianceBernstein Small Cap Growth
o EQ/AXA Franklin Small Cap Value Core
o EQ/BlackRock Basic Value Equity
o EQ/BlackRock International Value
o EQ/Boston Advisors Equity Income
o EQ/Calvert Socially Responsible
o EQ/Capital Guardian Growth
o EQ/Capital Guardian Research
o EQ/Common Stock Index
o EQ/Core Bond Index
o EQ/Davis New York Venture
o EQ/Equity 500 Index
o EQ/Equity Growth PLUS
o EQ/Franklin Core Balanced
o EQ/Franklin Templeton Allocation
o EQ/GAMCO Mergers & Acquisitions
o EQ/GAMCO Small Company Value
o EQ/Global Bond PLUS
o EQ/Global Multi-Sector Equity
o EQ/Intermediate Government Bond Index
o EQ/International Core PLUS
o EQ/International Growth
o EQ/JPMorgan Value Opportunities
o EQ/Large Cap Core PLUS
o EQ/Large Cap Growth Index
o EQ/Large Cap Growth PLUS
o EQ/Large Cap Value Index
o EQ/Large Cap Value PLUS
o EQ/Lord Abbett Growth and Income
o EQ/Lord Abbett Large Cap Core
o EQ/Mid Cap Index
o EQ/Mid Cap Value PLUS
o EQ/Money Market
o EQ/Montag & Caldwell Growth
o EQ/Morgan Stanley Mid Cap Growth (1)
o EQ/Mutual Large Cap Equity
o EQ/Oppenheimer Global
o EQ/PIMCO Ultra Short Bond
o EQ/Quality Bond PLUS
o EQ/Small Company Index
o EQ/T. Rowe Price Growth Stock
o EQ/Templeton Global Equity

                                     FSA-98

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2010

1. Organization (Concluded)

o EQ/UBS Growth & Income
o EQ/Van Kampen Comstock
o EQ/Wells Fargo Advantage Omega Growth (2)

  FIDELITY(R) VARIABLE INSURANCE PRODUCTS FUNDS
  ---------------------------------------------
o Fidelity(R) VIP Contrafund(R) Portfolio
o Fidelity(R) VIP Equity-Income Portfolio
o Fidelity(R) VIP Mid Cap Portfolio

  FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
  ----------------------------------------------------
o Templeton Global Bond Securities Fund

  GOLDMAN SACHS VARIABLE INSURANCE TRUST-VARIABLE INSURANCE PORTFOLIOS
  --------------------------------------------------------------------
o Goldman Sachs VIT Mid Cap Value Fund

  INVESCO VARIABLE INSURANCE FUNDS
  --------------------------------
o Invesco V.I. Financial Services Fund
o Invesco V.I. Global Real Estate Fund
o Invesco V.I. International Growth Fund
o Invesco V.I. Mid Cap Core Equity Fund
o Invesco V.I. Small Cap Equity Fund

  IVY FUNDS VARIABLE INSURANCE PORTFOLIOS
  ---------------------------------------
o Ivy Funds VIP Energy
o Ivy Funds VIP High Income
o Ivy Funds VIP Small Cap Growth

  LAZARD RETIREMENT SERIES, INC.
  ------------------------------
o Lazard Retirement Emerging Markets Equity Portfolio

  MFS(R) VARIABLE INSURANCE TRUST
  -------------------------------
o MFS(R) International Value Portfolio
o MFS(R) Investors Growth Stock Series
o MFS(R) Investors Trust Series
o MFS(R) Technology Portfolio
o MFS(R) Utilities Series

  OPPENHEIMER VARIABLE ACCOUNT FUNDS
  ----------------------------------
o Oppenheimer Main Street Fund(R)/VA

  PIMCO VARIABLE INSURANCE TRUST
  ------------------------------
o PIMCO Variable Insurance Trust CommodityRealReturn(R)
  Strategy Portfolio

----------
(1)  Formerly known as EQ/Van Kampen Mid Cap Growth.
(2)  Formerly known as EQ/Evergreen Omega

* An affiliate of AXA Equitable providing advisory and other services to one or more Portfolios of this Trust, as further described in Note 5 of these financial statements.

Under applicable insurance law, the assets and liabilities of the Account are clearly identified and distinguished from AXA Equitable's other assets and liabilities. All contracts are issued by AXA Equitable. The assets of the Account are the property of AXA Equitable. However, the portion of the Account's assets attributable to the Contracts will not be chargeable with liabilities arising out of any other business AXA Equitable may conduct.

The Account is used to fund benefits for variable annuities issued by AXA Equitable including certain individual tax-favored variable annuity contracts (Old Contracts), individual non-qualified variable annuity contracts (EQUIPLAN Contracts), tax-favored and non-qualified certificates issued under group deferred variable annuity contracts and certain related individual contracts (EQUI-VEST(R) Contracts), individual tax-favored and non-qualified contracts (Variable Immediate Annuity Contracts) group deferred variable annuity contracts used to fund tax-qualified defined contribution plans (Momentum Contracts) and group variable annuity contracts used as a funding vehicle for employers who sponsor qualified defined contribution plans (Momentum Plus). All of these contracts and certificates are collectively referred to as the Contracts.

The amount retained by AXA Equitable in the Account arises principally from (1) contributions from AXA Equitable, (2) mortality and expense risks, other expenses, financial accounting charges accumulated in the account, and (3) that portion, determined ratably, of the Account's investment results applicable to those assets in the Account in excess of the net assets attributable to accumulation units. Amounts retained by AXA Equitable are not subject to mortality expense risk charges, other expenses and financial accounting charges. Amounts retained by AXA Equitable in the Account may be transferred at any time by AXA Equitable to its General Account.

Each of the Variable Investment Options of the Account bears indirect exposure to the market, credit, and liquidity risks of the Portfolio in which it invests. These financial statements should be read in conjunction with the financial statements and footnotes of the Portfolio of the Trusts, which are distributed by AXA Equitable to the Contractowners of the Variable Investment Options of the Account.

In the normal course of business, the Trusts which the Variable Investment Options invest in enter into contracts that may include agreements to indemnify another party under given circumstances. The Variable Investment Options' maximum exposure under these

                                     FSA-99

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2010

1. Organization (Concluded)

arrangements is unknown as this would involve future claims that may be, but have not been, made against the Variable Investment Options of the Account. Based on experience, the risk of material loss is expected to be remote.

2. Significant Accounting Policies

The accompanying financial statements are prepared in conformity with accounting principles generally accepted in the United States of America ("GAAP"). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Investments:

Investments are made in shares of The Trusts and are valued at the net asset values per share of the respective Portfolios. The net asset values are determined by The Trusts using the fair value of the underlying assets of the Portfolio less liabilities.

Investment Transactions and Investment Income:

Investment transactions are recorded by the Account on the trade date. Dividends and distributions of net realized gains from The Trusts are recorded and automatically reinvested on the ex-dividend date. Realized gains and losses include (1) gains and losses on redemptions of the Trusts' shares (determined on the identified cost basis) and (2) The Trusts' distributions representing the net realized gains on The Trusts' investment transactions.

Due to and Due From:

Receivable/payable for policy-related transactions represent amounts due to/from AXA Equitable's General Account primarily related to premiums, surrenders, death benefits and amounts transferred among various funds by Contractowners. Receivable/payable for Trust shares represent unsettled trades.

Contract Payments and Transfers:

Payments received from Contractowners represent participant contributions under EQUI-VEST(R) Series 100 through 801, EQUI-VEST(R) Vantage Series 900, EQUI-VEST(R) Strategies Series 900 and 901, Momentum, Momentum Plus, EQUI-VEST(R) At Retirement, Variable Immediate Annuity (but exclude amounts allocated to the guaranteed interest account, reflected in the General Account) and participant contributions under other Contracts (Old Contracts, EQUIPLAN) reduced by deductions and charges, including premium charges, as applicable, and state premium taxes. Payments received from Contractowners also include amounts applied to purchase contracts in payout (annuitization) period. Contractowners may allocate amounts in their individual accounts to Variable Investment Options, and/or to the guaranteed interest account, of AXA Equitable's General Account, and fixed maturity options of Separate Account No. 48. Transfers between funds including the guaranteed interest account, net, represents amounts that participants have directed to be moved among investment options, including permitted transfers to and from the guaranteed interest account and the fixed maturity option of Separate Account No. 48. The net assets of any Variable Investment Option may not be less than the aggregate value of the Contractowner accounts allocated to that Variable Investment Option. AXA Equitable is required by state insurance laws to set aside additional assets in AXA Equitable's General Account to provide for other policy benefits. AXA Equitable's General Account is subject to creditor rights.

Transfers for contract benefits and terminations are payments to participants and beneficiaries made under the terms of the Contracts and amounts that participants have requested to be withdrawn and paid to them or applied to purchase annuities. Withdrawal charges, if any, are included in Transfers for contract benefits and terminations to the extent that such charges apply to certain withdrawals under:

o EQUI-VEST(R) Series 100 through 801
o EQUI-VEST(R) Vantage Series 900
o EQUI-VEST(R) Strategies Series 900 and 901
o Momentum
o Momentum Plus
o Variable Immediate Annuity

                                    FSA-100

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2010

2. Significant Accounting Policies (Concluded)

Administrative charges, if any, are included in Contract maintenance charges and are deducted annually from Contractowner accounts under:

o EQUI-VEST(R) Series 100 through 801
o EQUI-VEST(R) Strategies Series 900 and 901
o EQUIPLAN
o Old Contracts

Administrative charges, if any, are included in Contract maintenance charges and are deducted quarterly from Contractowner accounts under Momentum and Momentum Plus. Under the Variable Immediate Annuity, an administrative charge of $350 is deducted when the contract is purchased.

Net assets allocated to contracts in the payout period are computed according to the 1983a Individual Annuitant Mortality Table for business issued in 1994 and later and according to the 1969 ELAS Mortality Table for business issued prior to 1994. The assumed investment return is 3% to 5%, as regulated by the laws of various states. The mortality risk is fully borne by AXA Equitable and may result in additional amounts being transferred into the variable annuity account by AXA Equitable to cover greater longevity of annuitants than expected. Conversely, if amounts allocated exceed amounts required, transfers may be made to the insurance company.

Taxes:

The operations of the Account are included in the federal income tax return of AXA Equitable which is taxed as a life insurance company under the provisions of the Internal Revenue Code. No federal income tax based on net income or realized and unrealized capital gains is currently applicable to Contracts participating in the Account by reason of applicable provisions of the Internal Revenue Code and no federal income tax payable by AXA Equitable is expected to affect the unit value of Contracts participating in the Account. Accordingly, no provision for income taxes is required. AXA Equitable retains the right to charge for any federal income tax which is attributable to the Account if the law is changed.

3. Fair Value Disclosures

Under GAAP, fair value is the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. GAAP also establishes a fair value hierarchy that requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value, and identifies three levels of inputs that may be used to measure fair value:

Level 1 -- Quoted prices for identical instruments in active markets. Level 1 fair values generally are supported by market transactions that occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

Level 2 -- Observable inputs other than Level 1 prices, such as quoted prices for similar instruments, quoted prices in markets that are not active, and inputs to model-derived valuations that are not directly observable or can be corroborated by observable market data.

Level 3 -- Unobservable inputs supported by little or no market activity and often requiring significant judgment or estimation, such as an entity's own assumptions about the cash flows or other significant components of value that market participants would use in pricing the asset or liability.

All investment and receivable assets of each Variable Investment Option of the Account have been classified as Level 1.

4. Purchases and Sales of Investments

The cost of purchases and proceeds from sales of investments for the year ended December 31, 2010 were as follows:


                                               PURCHASES       SALES
                                            -------------- -------------
All Asset Allocation.....................    $ 10,451,887   $ 1,183,260
American Century VP Mid Cap Value........         468,558        37,021
AXA Aggressive Allocation................     125,245,977    59,936,586
AXA Balanced Strategy....................      16,107,208     1,676,457
AXA Conservative Allocation..............      50,080,239    24,855,902
AXA Conservative Growth Strategy.........       2,800,314       386,318

                                     FSA-101

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2010

4. Purchases and Sales of Investments (Continued)

                                                   PURCHASES        SALES
                                                -------------- --------------
AXA Conservative Strategy....................    $  1,207,750   $     34,361
AXA Conservative-Plus Allocation.............      60,119,026     33,243,740
AXA Growth Strategy..........................         729,577        760,325
AXA Moderate Allocation......................     223,552,589    165,477,812
AXA Moderate-Plus Allocation.................     228,416,181    123,911,005
AXA Tactical Manager 2000....................         573,489        193,000
AXA Tactical Manager 400.....................       1,009,586        111,530
AXA Tactical Manager 500.....................       1,169,350         22,311
AXA Tactical Manager International...........         850,255        241,712
EQ/AllianceBernstein International...........      68,887,753    105,390,389
EQ/AllianceBernstein Small Cap Growth........      58,461,188     76,219,784
EQ/AXA Franklin Small Cap Value Core.........       8,289,570      6,986,394
EQ/Blackrock Basic Value Equity..............      93,574,544     63,001,631
EQ/Blackrock International Value.............      46,781,223     52,130,545
EQ/Boston Advisors Equity Income.............      13,590,070     12,639,554
EQ/Calvert Socially Responsible..............       3,903,886      3,049,335
EQ/Capital Guardian Growth...................       4,471,355      4,233,701
EQ/Capital Guardian Research.................      13,713,507     28,391,947
EQ/Common Stock Index........................      98,897,797    302,332,338
EQ/Core Bond Index...........................      26,977,755     29,940,096
EQ/Davis New York Venture....................      11,229,865      7,388,548
EQ/Equity 500 Index..........................     142,509,465    169,214,535
EQ/Equity Growth PLUS........................      47,499,891     78,946,036
EQ/Franklin Core Balanced....................      16,762,446     21,328,119
EQ/Franklin Templeton Allocation.............      13,279,484     10,530,846
EQ/GAMCO Mergers & Acquisitions..............       8,311,525      4,538,396
EQ/GAMCO Small Company Value.................     118,165,048     58,040,015
EQ/Global Bond PLUS..........................      32,678,135     18,832,783
EQ/Global Multi-Sector Equity................     117,525,269    124,717,510
EQ/Intermediate Government Bond Index........      17,142,579     25,350,364
EQ/International Core PLUS...................      43,190,486     29,696,548
EQ/International Growth......................      29,281,763     16,880,486
EQ/JPMorgan Value Opportunities..............      11,183,788     10,841,673
EQ/Large Cap Core PLUS.......................       5,511,861      3,448,478
EQ/Large Cap Growth Index....................      15,978,983     24,752,242
EQ/Large Cap Growth PLUS.....................      21,560,727     40,427,674
EQ/Large Cap Value Index.....................       5,725,064      5,359,130
EQ/Large Cap Value PLUS......................      79,559,645    160,001,581
EQ/Lord Abbett Growth and Income.............       8,298,077      5,392,767
EQ/Lord Abbett Large Cap Core................      19,484,633      7,600,877
EQ/Mid Cap Index.............................      49,446,007     58,304,346
EQ/Mid Cap Value PLUS........................      59,653,500     99,051,129
EQ/Money Market..............................      60,881,160     87,368,708
EQ/Montag & Caldwell Growth..................      16,109,115     11,883,020
EQ/Morgan Stanley Mid Cap Growth.............      85,515,931     38,176,860
EQ/Mutual Large Cap Equity...................       5,923,344      7,511,935
EQ/Oppenheimer Global........................      18,667,897      7,991,621
EQ/PIMCO Ultra Short Bond....................      54,771,372     57,281,303
EQ/Quality Bond PLUS.........................      47,850,234     43,661,817
EQ/Small Company Index.......................      38,251,328     40,969,639
EQ/T. Rowe Price Growth Stock................      42,773,849     21,249,085
EQ/Templeton Global Equity...................      10,725,261      9,130,224
EQ/UBS Growth & Income.......................       6,777,447      7,074,118
EQ/Van Kampen Comstock.......................       7,949,617      6,433,760
EQ/Wells Fargo Advantage Omega Growth........      35,008,938     16,154,548

                                     FSA-102

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2010

4. Purchases and Sales of Investments (Concluded)

                                                                                  PURCHASES       SALES
                                                                               -------------- -------------
Fidelity(R) VIP Contrafund(R) Portfolio.....................................    $16,253,020    $   302,230
Fidelity(R) VIP Equity-Income Portfolio.....................................        222,325         47,408
Fidelity(R) VIP Mid Cap Portfolio...........................................      1,478,704         41,246
Goldman Sachs VIT Mid Cap Value Fund........................................        359,961         19,583
Invesco V.I. Financial Services Fund........................................         61,188         33,048
Invesco V.I. Global Real Estate Fund........................................      3,804,556        253,894
Invesco V.I. International Growth Fund......................................      1,222,206         37,188
Invesco V.I. Mid Cap Core Equity Fund.......................................      1,895,942         53,771
Invesco V.I. Small Cap Equity Fund..........................................        924,036        207,460
Ivy Funds VIP Energy........................................................      4,197,259        792,340
Ivy Funds VIP High Income...................................................      6,903,163      1,321,456
Ivy Funds VIP Small Cap Growth..............................................        239,431         11,479
Lazard Retirement Emerging Markets Equity Portfolio.........................     17,956,946      1,853,502
MFS(R) International Value Portfolio........................................      6,486,904        624,239
MFS(R) Investors Growth Stock Series........................................        323,937         23,583
MFS(R) Investors Trust Series...............................................      1,673,133         37,129
MFS(R) Technology Portfolio.................................................      2,464,351        560,477
MFS(R) Utilities Series.....................................................      2,199,417        202,158
Multimanager Aggressive Equity..............................................     57,022,596     83,846,374
Multimanager Core Bond......................................................     51,787,677     28,331,086
Multimanager International Equity...........................................     15,034,683     19,520,337
Multimanager Large Cap Core Equity..........................................      2,046,428      3,590,868
Multimanager Large Cap Value................................................      8,869,680     13,451,184
Multimanager Mid Cap Growth.................................................     12,249,487     16,919,236
Multimanager Mid Cap Value..................................................     17,658,816     18,066,406
Multimanager Multi-Sector Bond..............................................     30,824,263     28,709,555
Multimanager Small Cap Growth...............................................     10,802,974     13,257,407
Multimanager Small Cap Value................................................     26,346,181     37,452,377
Multimanager Technology.....................................................     39,419,145     46,390,217
Oppenheimer Main Street Fund(R)/VA..........................................         52,224          4,481
PIMCO Variable Insurance Trust CommodityRealReturn(R) Strategy Portfolio....        542,208         14,305
Target 2015 Allocation......................................................      8,327,317      5,212,194
Target 2025 Allocation......................................................      9,844,834      5,121,404
Target 2035 Allocation......................................................      7,777,705      3,155,092
Target 2045 Allocation......................................................      4,959,396      2,125,604
Templeton Global Bond Securities Fund.......................................      2,032,349         43,308

5. Expenses and Related Party Transactions

The assets in each Variable Investment Option are invested in shares of a corresponding mutual fund Portfolio of The Trusts. Shares are offered by The Trusts at net asset value. Shares in which the Variable Investment Options are invested are categorized into two types. Both types are subject to fees for investment management and advisory services and other Trust expenses. Certain classes of shares of the mutual funds that are attributable to Class A units or equivalent units of the Variable Investment Options are not subject to distribution fees imposed pursuant to a distribution plan. Other classes of shares of the mutual funds that are attributable to Class B units or equivalent units of the Variable Investment Options are subject to distribution fees imposed under a distribution plan (herein, the "Rule 12b-1 Plans") adopted by the applicable Trust. The Rule 12b-1 Plans provide that the EQAT and VIP Trusts, on behalf of each related Variable Portfolio, may charge annually a maximum annual distribution and/or service (12b-1) fee of 0.50% of the average daily net assets of a Portfolio attributable to its Class B shares in respect of activities primarily intended to result in the sale of the Class B shares. Under arrangements approved by the EQAT and VIP Trusts' Board of Trustees, the 12b-1 fee currently is limited to 0.25% of the average daily net assets. There is no limitation on the 12b-1 fees charged by the Variable Investment Options offered by non EQAT and VIP Trusts. The class-specific expenses attributable to the investment in each share class of the underlying mutual funds in which the Variable Investment Option invest are borne by the specific unit classes of the Variable Investment Options to which the investments are attributable. These fees are reflected in the net asset value of the shares of the Trusts and the total returns of the investment options, but are not included in the expenses or expense ratios of the Variable Investment Options.

AXA Equitable and its affiliates serves as investment manager of the Portfolios of EQAT and VIP. Each investment manager receives

                                    FSA-103

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2010

5. Expenses and Related Party Transactions (Concluded)

management fees for services performed in its capacity as investment manager of The Trusts. Investment managers either oversee the activities of the investment advisors with respect to The Trusts and are responsible for retaining and discontinuing the services of those advisors or directly manage the Portfolios. Expenses of the Portfolios of EQAT and VIP generally vary, depending on net asset levels for individual Portfolios, and range from a low annual rate of 0.10% to a high of 1.15% of the average daily net assets of the Portfolios of EQAT and VIP. AXA Equitable, as investment manager of EQAT and VIP, pays expenses for providing investment advisory services to the Portfolios, including the fees to the advisors of each Portfolio. In addition, AXA Advisors, LLC ("AXA Advisors") and AXA Distributors, LLC ("AXA Distributors"), affiliates of AXA Equitable, may also receive distribution fees under Rule 12b-1 Plans as described above.

AllianceBernstein L.P. (formerly Alliance Capital Management L.P. ("AllianceBernstein")) serves as an investment advisor for a number of Portfolios in EQAT and VIP including the EQ/AllianceBernstein Portfolios, EQ/Common Stock Index, EQ/Large Cap Growth Index, EQ/Equity 500 Index, and EQ/Small Company Index; as well as a portion of EQ/Large Cap Value PLUS, EQ/Quality Bond PLUS, Multimanager Aggressive Equity, Multimanager International Equity, Multimanager Large Cap Core Equity, Multimanager Large Cap Value, and Multimanager Mid Cap Growth. AllianceBernstein is a limited partnership which is indirectly majority-owned by AXA Equitable and AXA Financial, Inc. (parent to AXA Equitable).

AXA Advisors and AXA Distributors are distributors and principal underwriters of the Account. They are both registered with the SEC as broker-dealers and are members of the Financial Industry Regulatory Authority ("FINRA").

The Contracts are sold by financial professionals who are registered representatives of AXA Advisors and licensed insurance agents of AXA Network LLC, or its subsidiaries ("AXA Network") (affiliates of AXA Equitable). AXA Network receives commissions under its General Sales Agreement with AXA Equitable and its Networking Agreement with AXA Advisors. AXA Advisors receives service-related payments under its Supervisory and Distribution Agreement with AXA Equitable. The financial professionals are compensated on a commission basis by AXA Network. The Contracts are also sold through licensed insurance agencies (both affiliated and unaffiliated with AXA Equitable) and their affiliated broker-dealers (who are registered with the SEC and members of the FINRA) that have entered into selling agreements with AXA Distributors. The licensed insurance agents who sell AXA Equitable policies for these companies are appointed as agents of AXA Equitable and are registered representatives of the broker-dealers under Contract with AXA Distributors.

6. Reorganizations

In 2010 and 2009, several fund reorganizations occurred within EQAT and VIP. The corresponding reorganizations occurred within the Variable Investment Options of the Account. The purpose of the reorganizations was to combine or substitute, via tax free exchanges, two Variable Investment Options managed by AXA Equitable with comparable investment objectives. In September 2009, pursuant to a Plan of Reorganization and Termination, mergers were approved by shareholders, whereby certain Portfolios of EQAT and VIP (the "Removed Portfolios") exchanged substantially all of their assets and liabilities for interests in certain other Portfolios of EQAT and VIP (the "Surviving Portfolios"). Correspondingly, the Variable Investment Options that invested in the Removed Portfolios (the "Removed Investment Options") were replaced with the Variable Investment Options that invest in the Surviving Portfolios (the "Surviving Investment Options"). For accounting purposes, reorganizations which occurred in 2009 were treated as mergers. In September 2010, AXA Equitable enacted a substitution of securities, via a tax-free exchange, resulting in the Surviving Portfolio issuing shares in exchange for shares of the Removed Investment Option. For both mergers and substitutions Contractowners of the Removed Investment Options receive interests in the Surviving Investment Options with an amount equivalent to the value they held in the Removed Investment Options immediately prior to the reorganization.

----------------------------------------------------------------------------------------------------
                                     REMOVED PORTFOLIO                SURVIVING PORTFOLIO
----------------------------------------------------------------------------------------------------
SEPTEMBER 17, 2010                   MULTIMANAGER LARGE CAP GROWTH    MULTIMANAGER AGGRESSIVE EQUITY
----------------------------------------------------------------------------------------------------
Shares -- Class A                      2,913,236                        22,592,038
Value -- Class A                     $      7.88                      $      23.83
Shares -- Class B                      1,049,889                         1,061,491
Value -- Class B                     $      7.72                      $      23.38
Net Assets Before Substitution       $31,061,443                      $532,124,482
Net Assets After Substitution        $        --                      $563,185,925
----------------------------------------------------------------------------------------------------

                                     FSA-104

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2010

6. Reorganizations (Continued)

----------------------------------------------------------------------------------------------------
                           REMOVED PORTFOLIO                            SURVIVING PORTFOLIO
----------------------------------------------------------------------------------------------------
SEPTEMBER 11, 2009         EQ/ARIEL APPRECIATION II                     EQ/MID CAP VALUE PLUS
                           EQ/LORD ABBETT MID CAP VALUE
                           EQ/VAN KAMPEN REAL ESTATE
----------------------------------------------------------------------------------------------------
                           EQ/ARIEL APPRECIATION II
Shares -- Class B              407,995
Value -- Class B           $      9.40
Net Assets Before Merger   $ 3,833,978
Net Assets After Merger    $        --
                           EQ/LORD ABBETT MID CAP VALUE
Shares -- Class B            3,267,908
Value -- Class B           $      7.93
Net Assets Before Merger   $25,901,370
Net Assets After Merger    $        --
                           EQ/VAN KAMPEN REAL ESTATE
Shares -- Class B           17,692,343                                      55,280,633
Value -- Class B           $      5.48                                  $         7.74
Net Assets Before Merger   $96,899,897                                  $  301,159,559
Net Assets After Merger    $        --                                  $  427,794,804
----------------------------------------------------------------------------------------------------
SEPTEMBER 11, 2009         EQ/AXA ROSENBERG VALUE LONG/SHORT EQUITY     EQ/PIMCO ULTRA SHORT BOND
                           EQ/SHORT DURATION BOND
----------------------------------------------------------------------------------------------------
                           EQ/AXA ROSENBERG VALUE LONG/SHORT EQUITY
Shares -- Class B              750,697
Value -- Class B           $      8.60
Net Assets Before Merger   $ 6,455,994
Net Assets After Merger    $        --
                           EQ/SHORT DURATION BOND
Shares -- Class B            1,829,135                                     13,871,491
Value -- Class B           $      9.13                                 $         9.95
Net Assets Before Merger   $16,692,783                                 $  114,836,052
Net Assets After Merger    $        --                                 $  137,984,829
----------------------------------------------------------------------------------------------------
SEPTEMBER 18, 2009         MULTIMANAGER HEALTH CARE                    MULTIMANAGER AGGRESSIVE EQUITY
----------------------------------------------------------------------------------------------------
Shares -- Class A            3,623,540                                     20,044,984
Value -- Class A           $      9.21                                 $        22.08
Shares -- Class B            1,056,833                                        791,741
Value -- Class B           $      9.02                                 $        21.67
Net Assets Before Merger   $42,913,977                                 $  416,872,983
Net Assets After Merger    $        --                                 $  459,786,960
----------------------------------------------------------------------------------------------------
SEPTEMBER 18, 2009         EQ/OPPENHEIMER MAIN STREET OPPORTUNITY      EQ/COMMON STOCK INDEX
----------------------------------------------------------------------------------------------------
Shares -- Class A              296,297                                    113,639,158
Value -- Class A           $      8.39                                 $        13.64
Shares -- Class B              117,637                                      7,040,158
Value -- Class B           $      8.39                                 $        13.55
Net Assets Before Merger   $ 3,474,284                                 $1,642,374,045
Net Assets After Merger    $        --                                 $1,645,848,329
----------------------------------------------------------------------------------------------------
SEPTEMBER 18, 2009         EQ/OPPENHEIMER MAIN STREET SMALL CAP        EQ/SMALL COMPANY INDEX
                           INDEX
----------------------------------------------------------------------------------------------------
Shares -- Class B            1,365,972                                     18,623,256
Value -- Class B           $      8.91                                 $         8.40
Net Assets Before Merger   $12,171,930                                 $  144,324,956
Net Assets After Merger    $        --                                 $  156,496,886
----------------------------------------------------------------------------------------------------

                                     FSA-105

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2010

6. Reorganizations (Concluded)

----------------------------------------------------------------------------------------------------
                            REMOVED PORTFOLIO                    SURVIVING PORTFOLIO
----------------------------------------------------------------------------------------------------
 SEPTEMBER 25, 2009         EQ/CAYWOOD SCHOLL HIGH YIELD BOND    EQ/QUALITY BOND PLUS
----------------------------------------------------------------------------------------------------
Shares -- Class B             3,562,969                             4,043,305
Value -- Class B            $      3.99                          $       9.19
Net Assets Before Merger    $14,233,273                          $ 22,913,194
Net Assets After Merger     $        --                          $ 37,146,467
----------------------------------------------------------------------------------------------------
SEPTEMBER 25, 2009         EQ/LONG TERM BOND                    EQ/CORE BOND INDEX
----------------------------------------------------------------------------------------------------
Shares -- Class B             2,092,784                            13,220,218
Value -- Class B            $     12.74                          $       9.62
Net Assets Before Merger    $26,671,839                          $100,534,743
Net Assets After Merger     $        --                          $127,206,582

7. Contractowner Charges

Charges are made directly against the net assets of the Account and are reflected daily in the computation of the unit values of the Contracts. Under the Contracts, AXA Equitable charges the Account for the following charges:

                                                 MORTALITY AND                      FINANCIAL
                                                 EXPENSE RISKS   OTHER EXPENSES    ACCOUNTING      TOTAL
                                                 -------------   --------------    ----------      -----
OLD CONTRACTS                                        0.58%           0.16%            --           0.74%
-------------
EQUIPLAN(R) CONTRACTS                                0.58%           0.16%            --           0.74%
---------------------
EQUI-VEST(R) SERIES 100
-----------------------
EQ/Money Market,
EQ/Common Stock Index.......................         0.56%           0.60%            0.24%        1.40%
All Other Funds.............................         0.50%           0.60%            0.24%        1.34%

MOMENTUM CONTRACTS
------------------
EQ/Money Market,
EQ/Common Stock Index.......................         0.65%           0.60%            0.24%        1.49%
All Other Funds.............................         0.50%           0.60%            0.24%        1.34%

EQUI-VEST(R) SERIES 200
-----------------------
EQ/Money Market,
EQ/Common Stock Index.......................         1.15%           0.25%            --           1.40%
All Other Funds.............................         1.09%           0.25%            --           1.34%

EQUI-VEST(R) SERIES 201
-----------------------
All Funds...................................         0.95%           0.25%            --           1.20%

EQUI-VEST(R) SERIES 300 AND 400 CONTRACTS
-----------------------------------------
EQ/Money Market, EQ/Common Stock Index,
Multimanager Aggressive Equity and
AXA Moderate Allocation.....................         1.10%           0.25%            --           1.35%
All Other Funds.............................         1.10%           0.24%            --           1.34%

MOMENTUM PLUS CONTRACTS                              1.10%           0.25%            --           1.35%
-----------------------
EQUI-VEST(R) SERIES 500 CONTRACTS                    1.20%           0.25%            --           1.45%
---------------------------------
EQUI-VEST(R) AT RETIREMENT AND AT RETIREMENT           --              --             --             --
--------------------------------------------
1.30% All Funds.............................         0.80%           0.50%            --           1.30%
1.25% All Funds.............................         0.75%           0.50%            --           1.25%

EQUI-VEST(R) SERIES 600 AND 800 CONTRACTS            0.95%           0.25%            --           1.20%
-----------------------------------------
EQUI-VEST(R) VANTAGE CONTRACTS
------------------------------
0.90% All Funds.............................         0.90%             --             --           0.90%
0.70% All Funds.............................         0.70%             --             --           0.70%
0.50% All Funds.............................         0.50%             --             --           0.50%

                                     FSA-106

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2010

7. Contractowner Charges (Continued)


                                                MORTALITY AND                     FINANCIAL
                                                EXPENSE RISKS   OTHER EXPENSES   ACCOUNTING     TOTAL
                                               --------------- ---------------- ------------ ----------
EQUI-VEST(R) STRATEGIES CONTRACTS SERIES 900
--------------------------------------------
1.20% All Funds.............................        1.20%           --               --           1.20%
0.90% All Funds.............................        0.90%           --               --           0.90%
0.70% All Funds.............................        0.70%           --               --           0.70%
0.50% All Funds.............................        0.50%           --               --           0.50%
0.25% All Funds.............................        0.25%           --               --           0.25%

EQUI-VEST(R) STRATEGIES CONTRACTS SERIES 901
--------------------------------------------
0.00% All Funds.............................         .00%           --               --           0.00%
0.25% All Funds.............................        0.25%           --               --           0.25%
0.50% All Funds.............................        0.50%           --               --           0.50%
0.70% All Funds.............................        0.70%           --               --           0.70%
0.80% All Funds.............................        0.80%           --               --           0.80%
0.90% All Funds.............................        0.90%           --               --           0.90%
1.00% All Funds.............................        1.00%           --               --           1.00%
1.10% All Funds.............................        1.10%           --               --           1.10%

EQUI-VEST(R) EXPRESS SERIES 700 CONTRACTS           0.70%           0.25%            --           0.95%
-----------------------------------------
EQUI-VEST(R) EXPRESS SERIES 701 CONTRACTS
-----------------------------------------
1.10% All Funds.............................        0.85%           0.25%            --           1.10%

EQUI-VEST(R) SERIES 801 CONTRACTS
---------------------------------
1.25% All Funds.............................        1.00%           0.25%            --           1.25%

VARIABLE IMMEDIATE ANNUITY
--------------------------
0.50% All Funds.............................        0.40%           0.10%            --           0.50%

The charges may be retained in the Account by AXA Equitable and, to the extent retained, participate in the net investment results of the Trusts ratably with assets attributable to the Contracts. Under the terms of the Contracts, the aggregate of these asset charges and the charges of The Trusts for advisory fees and for direct operating expenses may not exceed a total effective annual rate of 1.75% for EQUI-VEST Series 100/200, Momentum Contracts for EQ/Money Market, EQ/Common Stock Index, Multimanager Aggressive Equity and AXA Moderate Allocation Variable Investment Options and 1% of all portfolios of the Old Contracts and EQUIPLAN Contracts (the "Cap"). Fees for advisory services in excess of the Cap are refunded to the Variable Investment Options from AXA Equitable's General Account. Direct operating expenses in excess of the Cap are absorbed by amounts retained by AXA Equitable in Separate Account A.

For EQUI-VEST(R) Series 200 and EQUI-VEST(R) Series 201 for participants of employer plans that are subject to the rules of the Teachers Retirement System of Texas as well as EQUI-VEST(R) Vantage and EQUI-VEST(R) Strategies Contracts under Optional Retirement Programs in Texas, the total Separate Account A annual expenses and total expenses of the Trust, when added together, are not permitted to exceed 2.75% (except for Multimanager Aggressive Equity, AXA Moderate Allocation, EQ/Common Stock Index and EQ/Money Market options in EQUI-VEST(R) series 200, which are not permitted to exceed 1.75%). Currently, this expense limitation has the effect of reducing the total expenses applicable to options funded by the Multimanager Technology EQ portfolios. Fees for advisory services in excess of the cap are refunded to the Variable Investment Options from AXA Equitable's general account. Direct operating expenses in excess of the cap are absorbed by amounts retained by AXA Equitable in Separate Account A.

During the preparation of the 2010 financial statements, management determined that with respect to the EQ/Money Market Variable Investment Option, in the 2009 financial statements, there was an incorrect allocation from net assets attributable to accumulation units to amounts retained by AXA Equitable in the amount of $190,336. Management concluded that this error was not material to the 2009 financial statements and, accordingly, the impact of the correction was reflected in the 2010 financial statements through a re-allocation of that amount from amount retained by AXA Equitable to net assets attributable to accumulation units. This correction increased the total return attributable to the Contract Charge 1.49% Units, currently charging 1.40%, by approximately 0.42% for the year ended December 31, 2010.

Included in the Contract maintenance charges line of the Statements of Changes in Net Assets are certain administrative charges which are deducted from the Contractowners account value.

The table below lists all the fees charged by the Separate Account assessed as a redemption of units; the range presented represents the fees that are actually assessed. Actual amounts may vary or may be zero depending on the contract or Contractowner's account value.

                                WHEN CHARGE
            CHARGES             IS DEDUCTED                  AMOUNT DEDUCTED                      HOW DEDUCTED
            -------             -----------                  ---------------                      ------------
Charge for Trust expenses      Daily         Vary by Portfolio                               Unit value
                                             LOW - $0 depending on the product and account   Unit liquidation from
Annual Administrative charge   Annual        value.                                          account value

                                     FSA-107

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2010

7. Contractowner Charges (Concluded)

                                                WHEN CHARGE
                 CHARGES                        IS DEDUCTED
                 -------                        -----------
Withdrawal Charge                        At time of transaction
Plan Loan charges                        At time of transaction
Variable Immediate Annuity Payout
option                                   At time of transaction
Charge for third-party transfer or
exchange                                 At time of transaction
                                         Participation date
Enhanced death benefit charge            anniversary
Guaranteed Mininum Income Benefit
Guaranteed Withdrawal Benefit for Life
Sales Premium and Other Applicable
Taxes
Guaranteed minimum death benefit
charge

                 CHARGES                                      AMOUNT DEDUCTED                          HOW DEDUCTED
                 -------                                      ---------------                          ------------
                                         HIGH - Depending on account value, $50 if your
                                         account value on the last business day of the            Unit liquidation from
                                         contract year is less than $100,000.                     account value
                                         LOW - 5% of withdrawals or contributions made in
                                         the current and prior five participation years,          Unit liquidation from
Withdrawal Charge                        whichever is less.                                       account value
                                         HIGH - 7% of contributions withdrawn, declining
                                         by 1% each contract years following each
                                         contribution.
                                         Exceptions and limitations may eliminate or reduce
                                         the withdrawal charge.
                                                                                                  Unit liquidation from
Plan Loan charges                        $25 set-up fee and $6 quarterly recordkeeping fee        account value
Variable Immediate Annuity Payout                                                                 Unit liquidation from
option                                   $350 annuity administration fee                          account value
Charge for third-party transfer or                                                                Unit liquidation from
exchange                                 $0 to $25                                                account value
                                                                                                  Unit liquidation from
Enhanced death benefit charge            0.15% of account value                                   account value
                                                                                                  Unit liquidation from
Guaranteed Mininum Income Benefit        0.65%                                                    account value
                                         LOW- 0.60% for single life option;                       Unit liquidation from
Guaranteed Withdrawal Benefit for Life        0.75% for joint life option                         account value
                                         HIGH-0.75% for single life;
                                              0.90% for joint life
                                                                                                  Deducted from the
                                                                                                  amount applied to
Sales Premium and Other Applicable       Current tax charge varies by jurisdiction and ranges     provide an annuity
Taxes                                    from 0% to 3.5%.                                         payout option
                                         STANDARD DEATH BENEFIT (AVAILABLE ONLY WITH
Guaranteed minimum death benefit         THE GURANTEED MINIMUM INCOME BENEFIT) -                  Unit liquidation from
charge                                   0.00%                                                    account value
                                         GWBL STANDARD DEATH BENEFIT - 0.00%
                                         ANNUAL RACHET TO AGE 85 - 0.25% of the
                                         Annual Rachet to age 85 benefit base
                                         GREATER OF 6% ROLL-UP TO AGE 85 OR ANNUAL
                                         RACHET TO AGE 85 - 0.60% of the greater of 6%
                                         roll-up to age 85 benefit base, as applicable
                                         GWBL ENHANCED DEATH BENEFIT - 0.30% of the
                                         GWBL Enhance death benefit base

8. Accumulation Unit Values

   Shown below is accumulation unit value information for units outstanding throughout the periods indicated.

                                                                              YEARS ENDED DECEMBER 31,
                                                     --------------------------------------------------------------------------
                                                         UNIT             UNITS         NET ASSETS     INVESTMENT       TOTAL
                                                        VALUE      OUTSTANDING (000S)     (000S)     INCOME RATIO**   RETURN***
                                                     ------------ -------------------- ------------ ---------------- ----------
ALL ASSET ALLOCATION
--------------------
         Unit Value 0.50% to 1.45%*
  2010   Lowest contract charge 0.50% Class B (u)      $119.82           --                   --          --           14.41%
         Highest contract charge 1.45% Class B (u)     $118.33           --                   --          --           13.31%
         All contract charges                               --          101              $11,926        2.90%             --

                                     FSA-108

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2010

8. Accumulation Unit Values (Continued)

   Shown below is accumulation unit value information for units outstanding throughout the periods indicated.

                                                                              YEARS ENDED DECEMBER 31,
                                                     --------------------------------------------------------------------------
                                                         UNIT             UNITS         NET ASSETS     INVESTMENT       TOTAL
                                                        VALUE      OUTSTANDING (000S)     (000S)     INCOME RATIO**   RETURN***
                                                     ------------ -------------------- ------------ ---------------- ----------
ALL ASSET ALLOCATION (CONTINUED)
--------------------------------
  2009   Lowest contract charge 0.50% Class B (u)      $104.73             --                 --           --           2.75%
         Highest contract charge 1.45% Class B (u)     $104.43             --                 --           --           2.47%
         All contract charges                               --             20           $  2,043         4.20%            --

AMERICAN CENTURY VP MID CAP VALUE
---------------------------------
         Unit Value 0.90% to 1.20%*
  2010   Lowest contract charge 0.90% Class II (w)     $106.06             --                 --           --           6.01%
         Highest contract charge 1.20% Class II (w)    $105.83             --                 --           --           5.79%
         All contract charges                               --              4           $    472         2.34%            --

AXA AGGRESSIVE ALLOCATION
-------------------------
         Unit Value 0.50% to 1.45%*
  2010   Lowest contract charge 0.50% Class B          $139.76             --                 --           --          12.51%
         Highest contract charge 1.45% Class B         $130.37             --                 --           --          11.44%
         All contract charges                               --          2,731           $357,010         1.71%            --
  2009   Lowest contract charge 0.50% Class B          $124.22             --                 --           --          26.65%
         Highest contract charge 1.45% Class B         $116.99             --                 --           --          25.44%
         All contract charges                               --          2,255           $264,074         1.16%            --
  2008   Lowest contract charge 0.50% Class B          $ 98.08             --                 --           --         (39.50)%
         Highest contract charge 1.45% Class B         $ 93.26             --                 --           --         (40.08)%
         All contract charges                               --          1,573           $146,691         1.79%            --
  2007   Lowest contract charge 0.50% Class B          $162.11             --                 --           --           5.64%
         Highest contract charge 1.45% Class B         $155.64             --                 --           --           4.62%
         All contract charges                               --          1,034           $161,376         2.96%            --
  2006   Lowest contract charge 0.50% Class B          $153.46             --                 --           --          17.31%
         Highest contract charge 1.45% Class B         $148.76             --                 --           --          16.19%
         All contract charges                               --            517           $ 77,399         3.46%            --

AXA BALANCED STRATEGY
---------------------
         Unit Value 1.10% to 1.25%*
  2010   Lowest contract charge 1.10% Class A (v)      $112.01             --                 --           --           9.12%
         Highest contract charge 1.25% Class A (v)     $111.79             --                 --           --           8.96%
         All contract charges                               --              3           $    350         1.92%            --
  2009   Lowest contract charge 1.10% Class A (v)      $102.65             --                 --           --           1.93%
         Highest contract charge 1.25% Class A (v)     $102.60             --                 --           --           1.89%
         All contract charges                               --              4           $    394         2.34%            --

AXA Balanced Strategy
---------------------
         Unit Value 1.25% to 1.30%*
  2010   Lowest contract charge 1.25% Class B (t)      $120.03             --                 --           --           8.68%
         Highest contract charge 1.30% Class B (t)     $119.94             --                 --           --           8.62%
         All contract charges                               --            176           $ 21,202         1.92%            --
  2009   Lowest contract charge 1.25% Class B (t)      $110.45             --                 --           --          12.64%
         Highest contract charge 1.30% Class B (t)     $110.42             --                 --           --          12.60%
         All contract charges                               --             51           $  5,642         2.34%            --

AXA Conservative Allocation
---------------------------
         Unit Value 0.50% to 1.45%*
  2010   Lowest contract charge 0.50% Class B          $126.66             --                 --           --           6.73%
         Highest contract charge 1.45% Class B         $118.15             --                 --           --           5.71%
         All contract charges                               --            878           $103,215         2.41%            --
  2009   Lowest contract charge 0.50% Class B          $118.67             --                 --           --           9.27%
         Highest contract charge 1.45% Class B         $111.77             --                 --           --           8.24%
         All contract charges                               --            701           $ 78,154         2.54%            --

                                     FSA-109

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2010

8. Accumulation Unit Values (Continued)

   Shown below is accumulation unit value information for units outstanding throughout the periods indicated.

                                                                              YEARS ENDED DECEMBER 31,
                                                     --------------------------------------------------------------------------
                                                         UNIT             UNITS         NET ASSETS     INVESTMENT       TOTAL
                                                        VALUE      OUTSTANDING (000S)     (000S)     INCOME RATIO**   RETURN***
                                                     ------------ -------------------- ------------ ---------------- ----------
AXA CONSERVATIVE ALLOCATION (CONTINUED)
---------------------------------------
  2008   Lowest contract charge 0.50% Class B          $108.60             --                  --         --           (11.46)%
         Highest contract charge 1.45% Class B         $103.26             --                  --         --           (12.31)%
         All contract charges                               --            539            $ 55,833       4.85%              --
  2007   Lowest contract charge 0.50% Class B          $122.65             --                  --         --             5.27%
         Highest contract charge 1.45% Class B         $117.75             --                  --         --             4.26%
         All contract charges                               --            378            $ 44,771       5.06%              --
  2006   Lowest contract charge 0.50% Class B          $116.51             --                  --         --             5.84%
         Highest contract charge 1.45% Class B         $112.94             --                  --         --             4.83%
         All contract charges                               --            167            $ 18,932       4.29%              --

AXA CONSERVATIVE GROWTH STRATEGY
--------------------------------
         Unit Value 1.25% to 1.30%*
  2010   Lowest contract charge 1.25% Class B (t)      $117.76             --                  --         --             7.79%
         Highest contract charge 1.30% Class B (t)     $117.67             --                  --         --             7.74%
         All contract charges                               --             31            $  3,722       1.71%              --
  2009   Lowest contract charge 1.25% Class B (t)      $109.25             --                  --         --            10.60%
         Highest contract charge 1.30% Class B (t)     $109.22             --                  --         --            10.58%
         All contract charges                               --             10            $  1,140       1.96%              --

AXA CONSERVATIVE STRATEGY
-------------------------
         Unit Value 1.25% to 1.30%*
  2010   Lowest contract charge 1.25% Class B (t)      $111.72             --                  --         --             5.94%
         Highest contract charge 1.30% Class B (t)     $111.64             --                  --         --             5.89%
         All contract charges                               --             13            $  1,475       2.37%              --
  2009   Lowest contract charge 1.25% Class B (t)      $105.46             --                  --         --             5.67%
         Highest contract charge 1.30% Class B (t)     $105.43             --                  --         --             5.64%
         All contract charges                               --              3            $    275       2.59%              --

AXA CONSERVATIVE-PLUS ALLOCATION
--------------------------------
         Unit Value 0.50% to 1.45%*
  2010   Lowest contract charge 0.50% Class B          $129.33              --                 --         --             8.52%
         Highest contract charge 1.45% Class B         $120.64              --                 --         --             7.49%
         All contract charges                               --           1,244           $149,815       2.16%              --
  2009   Lowest contract charge 0.50% Class B          $119.17              --                 --         --            13.85%
         Highest contract charge 1.45% Class B         $112.23              --                 --         --            12.76%
         All contract charges                               --           1,056           $118,182       2.15%              --
  2008   Lowest contract charge 0.50% Class B          $104.67              --                 --         --           (19.83)%
         Highest contract charge 1.45% Class B         $ 99.53              --                 --         --           (20.59)%
         All contract charges                               --             800           $ 79,752       3.64%              --
  2007   Lowest contract charge 0.50% Class B          $130.56              --                 --         --             4.96%
         Highest contract charge 1.45% Class B         $125.34              --                 --         --             3.95%
         All contract charges                               --             634           $ 80,092       4.08%              --
  2006   Lowest contract charge 0.50% Class B          $124.39              --                 --         --             8.22%
         Highest contract charge 1.45% Class B         $120.58              --                 --         --             7.18%
         All contract charges                               --             342           $ 41,475       4.04%              --

AXA GROWTH STRATEGY
-------------------
         Unit Value 1.10% to 1.25%*
  2010   Lowest contract charge 1.10% Class A (v)      $ 114.92            --                  --         --            10.72%
         Highest contract charge 1.25% Class A (v)     $ 114.69            --                  --         --            10.56%
         All contract charges                                --            13            $  1,535       1.56%              --

                                     FSA-110

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2010

8. Accumulation Unit Values (Continued)

   Shown below is accumulation unit value information for units outstanding throughout the periods indicated.

                                                                              YEARS ENDED DECEMBER 31,
                                                     --------------------------------------------------------------------------
                                                         UNIT             UNITS         NET ASSETS     INVESTMENT       TOTAL
                                                        VALUE      OUTSTANDING (000S)     (000S)     INCOME RATIO**   RETURN***
                                                     ------------ -------------------- ------------ ---------------- ----------
AXA GROWTH STRATEGY (CONTINUED)
-------------------------------
  2009   Lowest contract charge 1.10% Class A (v)      $103.79              --                   --       --             2.87%
         Highest contract charge 1.25% Class A (v)     $103.74              --                   --       --             2.84%
         All contract charges                               --              14           $    1,474     1.76%              --

AXA MODERATE ALLOCATION
-----------------------
         Unit Value 0.50% to 1.45%*
  2010   Lowest contract charge 0.50% Class A (b)      $105.37              --                   --       --             9.63%
         Highest contract charge 1.45% Class A         $135.24              --                   --       --             8.59%
         All contract charges                               --          18,275           $1,387,456     2.37%              --
  2009   Lowest contract charge 0.50% Class A (b)      $ 96.11              --                   --       --            16.72%
         Highest contract charge 1.45% Class A         $124.54              --                   --       --            15.60%
         All contract charges                               --          18,864           $1,310,255     1.65%              --
  2008   Lowest contract charge 0.50% Class A (b)      $ 82.34              --                   --       --           (24.67)%
         Highest contract charge 1.45% Class A         $107.73              --                   --       --           (25.38)%
         All contract charges                               --          19,014           $1,142,587     3.70%              --
  2007   Lowest contract charge 0.50% Class A (b)      $109.30              --                   --       --             6.00%
         Highest contract charge 1.45% Class A         $144.38              --                   --       --             4.99%
         All contract charges                               --          19,631           $1,586,678     3.35%              --
  2006   Lowest contract charge 0.50% Class A (b)      $103.11              --                   --       --            3.11%
         Highest contract charge 1.45% Class A         $137.52              --                   --       --            9.00%
         All contract charges                               --          20,240           $1,557,101     2.84%              --

AXA MODERATE ALLOCATION
-----------------------
         Unit Value 0.50% to 1.30%*
  2010   Lowest contract charge 0.50% Class B          $121.93               --                   --       --             9.36%
         Highest contract charge 1.30% Class B (c)     $100.87               --                   --       --             8.50%
         All contract charges                               --            1,923           $  240,775     2.37%              --
  2009   Lowest contract charge 0.50% Class B          $111.49               --                   --       --            16.43%
         Highest contract charge 1.30% Class B (c)     $ 92.97               --                   --       --            15.51%
         All contract charges                               --            1,585           $  183,180     1.65%              --
  2008   Lowest contract charge 0.50% Class B          $ 95.76               --                   --       --           (24.85)%
         Highest contract charge 1.30% Class B (c)     $ 80.49               --                   --       --           (25.44)%
         All contract charges                               --            1,338           $  136,760     3.70%              --
  2007   Lowest contract charge 0.50% Class B          $127.43               --                   --       --             5.73%
         Highest contract charge 1.30% Class B (c)     $107.96               --                   --       --             4.90%
         All contract charges                               --            1,218           $  170,510     3.35%              --
  2006   Lowest contract charge 0.50% Class B          $120.52               --                   --       --             9.77%
         Highest contract charge 1.30% Class B (c)     $102.92               --                   --       --             2.92%
         All contract charges                               --            1,009           $  136,001     2.84%              --

AXA MODERATE-PLUS ALLOCATION
----------------------------
         Unit Value 0.50% to 1.45%*
  2010   Lowest contract charge 0.50% Class B          $140.71               --                   --       --            11.00%
         Highest contract charge 1.45% Class B         $131.26               --                   --       --             9.94%
         All contract charges                               --            6,277           $  822,427     1.82%              --
  2009   Lowest contract charge 0.50% Class B          $126.77               --                   --       --            21.35%
         Highest contract charge 1.45% Class B         $119.39               --                   --       --            20.18%
         All contract charges                               --            5,622           $  668,768     1.48%              --
  2008   Lowest contract charge 0.50% Class B          $104.47               --                   --       --           (32.12)%
         Highest contract charge 1.45% Class B         $ 99.34               --                   --       --           (32.77)%
         All contract charges                               --            4,565           $  452,172     2.45%              --

                                     FSA-111

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2010

8. Accumulation Unit Values (Continued)

   Shown below is accumulation unit value information for units outstanding throughout the periods indicated.

                                                                              YEARS ENDED DECEMBER 31,
                                                     --------------------------------------------------------------------------
                                                         UNIT             UNITS         NET ASSETS     INVESTMENT       TOTAL
                                                        VALUE      OUTSTANDING (000S)     (000S)     INCOME RATIO**   RETURN***
                                                     ------------ -------------------- ------------ ---------------- ----------
AXA MODERATE-PLUS ALLOCATION (CONTINUED)
----------------------------------------
  2007   Lowest contract charge 0.50% Class B          $ 153.90            --                  --         --             5.85%
         Highest contract charge 1.45% Class B         $ 147.76            --                  --         --             4.84%
         All contract charges                                --         3,480            $513,806       3.38%              --
  2006   Lowest contract charge 0.50% Class B          $ 145.39            --                  --         --            13.93%
         Highest contract charge 1.45% Class B         $ 140.94            --                  --         --            12.85%
         All contract charges                                --         1,886            $267,414       3.54%              --

AXA TACTICAL MANAGER 2000
-------------------------
         Unit Value 0.70% to 1.34%*
  2010   Lowest contract charge 0.70% Class B (w)      $ 124.04            --                  --         --            17.16%
         Highest contract charge 1.34% Class B (w)     $ 123.77            --                  --         --            16.95%
         All contract charges                                --             3            $    416       0.08%              --

AXA TACTICAL MANAGER 400
------------------------
         Unit Value 0.70% to 1.34%*
  2010   Lowest contract charge 0.70% Class B (w)      $ 119.98            --                  --         --            14.37%
         Highest contract charge 1.34% Class B (w)     $ 119.72            --                  --         --            14.17%
         All contract charges                                --             8            $    954       0.00%              --

AXA TACTICAL MANAGER 500
------------------------
         Unit Value 0.70% to 1.34%*
  2010   Lowest contract charge 0.70% Class B (w)      $ 115.58            --                  --         --            10.26%
         Highest contract charge 1.34% Class B (w)     $ 115.33            --                  --         --            10.06%
         All contract charges                                --            10            $  1,215       0.69%              --

AXA TACTICAL MANAGER INTERNATIONAL
----------------------------------
         Unit Value 0.70% to 1.34%*
  2010   Lowest contract charge 0.70% Class B (w)      $ 111.74            --                  --         --             6.88%
         Highest contract charge 1.34% Class B (w)     $ 111.50            --                  --         --             6.68%
         All contract charges                                --             5            $    638       1.76%              --

EQ/ALLIANCEBERNSTEIN INTERNATIONAL
----------------------------------
         Unit Value 0.50% to 1.45%*
  2010   Lowest contract charge 0.50% Class A (b)      $  77.24            --                  --         --             4.95%
         Highest contract charge 1.45% Class A         $  98.22            --                  --         --             3.96%
         All contract charges                                --         3,485            $439,022       2.46%              --
  2009   Lowest contract charge 0.50% Class A (b)      $  73.60            --                  --         --            26.79%
         Highest contract charge 1.45% Class A         $  94.48            --                  --         --            25.55%
         All contract charges                                --         3,794            $458,941       2.69%              --
  2008   Lowest contract charge 0.50% Class A (b)      $  58.05            --                  --         --           (50.85)%
         Highest contract charge 1.45% Class A         $  75.25            --                  --         --           (51.31)%
         All contract charges                                --         3,962            $381,162       2.82%              --
  2007   Lowest contract charge 0.50% Class A (b)      $ 118.10            --                  --         --            11.45%
         Highest contract charge 1.45% Class A         $ 154.56            --                  --         --            10.38%
         All contract charges                                --         4,247            $838,849       1.50%              --
  2006   Lowest contract charge 0.50% Class A (b)      $ 105.97            --                  --         --             5.97%
         Highest contract charge 1.45% Class A         $ 140.03            --                  --         --            22.03%
         All contract charges                                --         4,389            $784,767       1.65%              --

                                     FSA-112

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2010

8. Accumulation Unit Values (Continued)

   Shown below is accumulation unit value information for units outstanding throughout the periods indicated.

                                                                              YEARS ENDED DECEMBER 31,
                                                     --------------------------------------------------------------------------
                                                         UNIT             UNITS         NET ASSETS     INVESTMENT       TOTAL
                                                        VALUE      OUTSTANDING (000S)     (000S)     INCOME RATIO**   RETURN***
                                                     ------------ -------------------- ------------ ---------------- ----------
EQ/ALLIANCEBERNSTEIN INTERNATIONAL
----------------------------------
         Unit Value 0.50% to 1.30%*
  2010   Lowest contract charge 0.50% Class B          $101.30             --                  --         --              4.69%
         Highest contract charge 1.30% Class B (c)     $ 73.95             --                  --         --              3.86%
         All contract charges                               --            614            $ 58,834       2.46%               --
  2009   Lowest contract charge 0.50% Class B          $ 96.76             --                  --         --             26.47%
         Highest contract charge 1.30% Class B (c)     $ 71.20             --                  --         --             25.46%
         All contract charges                               --            676            $ 62,696       2.69%               --
  2008   Lowest contract charge 0.50% Class B          $ 76.51             --                  --         --            (50.97)%
         Highest contract charge 1.30% Class B (c)     $ 56.75             --                  --         --            (51.35)%
         All contract charges                               --            744            $ 55,667       2.82%               --
  2007   Lowest contract charge 0.50% Class B          $156.05             --                  --         --             11.16%
         Highest contract charge 1.30% Class B (c)     $116.66             --                  --         --             10.29%
         All contract charges                               --            787            $121,942       1.50%               --
  2006   Lowest contract charge 0.50% Class B          $140.38             --                  --         --             22.90%
         Highest contract charge 1.30% Class B (c)     $105.78             --                  --         --              5.78%
         All contract charges                               --            728            $102,893       1.65%               --

EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH
-------------------------------------
         Unit Value 0.50% to 1.45%*
  2010   Lowest contract charge 0.50% Class A (b)      $120.02             --                  --         --             32.92%
         Highest contract charge 1.45% Class A         $150.43             --                  --         --             31.64%
         All contract charges                               --          1,331            $276,722       0.05%               --
  2009   Lowest contract charge 0.50% Class A (b)      $ 90.30             --                  --         --             35.32%
         Highest contract charge 1.45% Class A         $114.27             --                  --         --             34.04%
         All contract charges                               --          1,403            $221,353       0.15%               --
  2008   Lowest contract charge 0.50% Class A (b)      $ 66.73             --                  --         --            (44.79)%
         Highest contract charge 1.45% Class A         $ 85.25             --                  --         --            (45.32)%
         All contract charges                               --          1,444            $169,875       0.01%               --
  2007   Lowest contract charge 0.50% Class A (b)      $120.87             --                  --         --             16.40%
         Highest contract charge 1.45% Class A         $155.92             --                  --         --             15.28%
         All contract charges                               --          1,537            $330,250         --                --
  2006   Lowest contract charge 0.50% Class A (b)      $103.84             --                  --         --              3.84%
         Highest contract charge 1.45% Class A         $135.25             --                  --         --              7.68%
         All contract charges                               --          1,694            $315,326         --                --

EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH
-------------------------------------
         Unit Value 0.50% to 1.30%*
  2010   Lowest contract charge 0.50% Class B          $115.09             --                  --         --             32.58%
         Highest contract charge 1.30% Class B (c)     $114.91             --                  --         --             31.54%
         All contract charges                               --            280            $ 44,323       0.05%               --
  2009   Lowest contract charge 0.50% Class B          $ 86.81             --                  --         --             35.01%
         Highest contract charge 1.30% Class B (c)     $ 87.36             --                  --         --             33.93%
         All contract charges                               --            301            $ 36,400       0.15%               --
  2008   Lowest contract charge 0.50% Class B          $ 64.30             --                  --         --            (44.93)%
         Highest contract charge 1.30% Class B (c)     $ 65.23             --                  --         --            (45.37)%
         All contract charges                               --            318            $ 29,108       0.01%               --
  2007   Lowest contract charge 0.50% Class B          $116.77             --                  --         --             16.10%
         Highest contract charge 1.30% Class B (c)     $119.40             --                  --         --             15.18%
         All contract charges                               --            353            $ 59,087         --                --
  2006   Lowest contract charge 0.50% Class B          $100.58             --                  --         --              8.46%
         Highest contract charge 1.30% Class B (c)     $103.66             --                  --         --              3.66%
         All contract charges                               --            392            $ 57,261         --                --

                                     FSA-113

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2010


8. Accumulation Unit Values (Continued)

   Shown below is accumulation unit value information for units outstanding throughout the periods indicated.

                                                                              YEARS ENDED DECEMBER 31,
                                                     --------------------------------------------------------------------------
                                                         UNIT             UNITS         NET ASSETS     INVESTMENT       TOTAL
                                                        VALUE      OUTSTANDING (000S)     (000S)     INCOME RATIO**   RETURN***
                                                     ------------ -------------------- ------------ ---------------- ----------
EQ/AXA FRANKLIN SMALL CAP VALUE CORE
------------------------------------
         Unit Value 0.50% to 1.45%*
  2010   Lowest contract charge 0.50% Class B (a)      $103.11             --                  --         --             23.65%
         Highest contract charge 1.45% Class B (a)     $ 98.93             --                  --         --             22.47%
         All contract charges                               --            156            $ 15,611       0.19%               --
  2009   Lowest contract charge 0.50% Class B (a)      $ 83.39             --                  --         --             27.59%
         Highest contract charge 1.45% Class B (a)     $ 80.78             --                  --         --             26.36%
         All contract charges                               --            144            $ 11,627       1.05%               --
  2008   Lowest contract charge 0.50% Class B (a)      $ 65.36             --                  --         --            (33.74)%
         Highest contract charge 1.45% Class B (a)     $ 63.93             --                  --         --            (34.37)%
         All contract charges                               --            118            $  7,589       1.02%               --
  2007   Lowest contract charge 0.50% Class B (a)      $ 98.64             --                  --         --             (9.09)%
         Highest contract charge 1.45% Class B (a)     $ 97.41             --                  --         --             (9.96)%
         All contract charges                               --             66            $  6,402       0.57%               --
  2006   Lowest contract charge 0.50% Class B (a)      $108.50             --                  --         --              8.50%
         Highest contract charge 1.45% Class B (a)     $108.18             --                  --         --              8.18%
         All contract charges                               --             11            $  1,216       0.58%               --

EQ/BLACKROCK BASIC VALUE EQUITY
-------------------------------
         Unit Value 0.50% to 1.45%*
  2010   Lowest contract charge 0.50% Class B          $144.66             --                  --         --             11.72%
         Highest contract charge 1.45% Class B         $162.76             --                  --         --             10.66%
         All contract charges                               --          2,041            $397,717       1.33%               --
  2009   Lowest contract charge 0.50% Class B          $129.48             --                  --         --             29.64%
         Highest contract charge 1.45% Class B         $147.09             --                  --         --             28.40%
         All contract charges                               --          1,845            $328,742       2.77%               --
  2008   Lowest contract charge 0.50% Class B          $ 99.88             --                  --         --            (36.88)%
         Highest contract charge 1.45% Class B         $114.56             --                  --         --            (37.48)%
         All contract charges                               --          1,678            $235,310       1.69%               --
  2007   Lowest contract charge 0.50% Class B          $158.23             --                  --         --              0.67%
         Highest contract charge 1.45% Class B         $183.24             --                  --         --             (0.29)%
         All contract charges                               --          1,706            $383,188       1.08%               --
  2006   Lowest contract charge 0.50% Class B          $157.18             --                  --         --             20.31%
         Highest contract charge 1.45% Class B         $183.78             --                  --         --             19.16%
         All contract charges                               --          1,738            $391,171       2.86%               --

EQ/BLACKROCK INTERNATIONAL VALUE
--------------------------------
         Unit Value 0.50% to 1.45%*
  2010   Lowest contract charge 0.50% Class B          $113.07             --                  --         --              5.54%
         Highest contract charge 1.45% Class B         $138.00             --                  --         --              4.54%
         All contract charges                               --          2,043            $260,491       0.77%               --
  2009   Lowest contract charge 0.50% Class B          $107.14             --                  --         --             29.60%
         Highest contract charge 1.45% Class B         $132.01             --                  --         --             28.35%
         All contract charges                               --          2,074            $252,937       2.12%               --
  2008   Lowest contract charge 0.50% Class B          $ 82.67             --                  --         --            (43.28)%
         Highest contract charge 1.45% Class B         $102.85             --                  --         --            (43.82)%
         All contract charges                               --          2,004            $190,748       2.24%               --
  2007   Lowest contract charge 0.50% Class B          $145.75             --                  --         --              9.64%
         Highest contract charge 1.45% Class B         $183.08             --                  --         --              8.58%
         All contract charges                               --          2,074            $351,707       1.93%               --
  2006   Lowest contract charge 0.50% Class B          $132.94             --                  --         --             25.06%
         Highest contract charge 1.45% Class B         $168.61             --                  --         --             23.87%
         All contract charges                               --          1,956            $305,076       3.67%               --

                                     FSA-114

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2010

8. Accumulation Unit Values (Continued)

   Shown below is accumulation unit value information for units outstanding throughout the periods indicated.

                                                                              YEARS ENDED DECEMBER 31,
                                                     --------------------------------------------------------------------------
                                                         UNIT             UNITS         NET ASSETS     INVESTMENT       TOTAL
                                                        VALUE      OUTSTANDING (000S)     (000S)     INCOME RATIO**   RETURN***
                                                     ------------ -------------------- ------------ ---------------- ----------
EQ/BOSTON ADVISORS EQUITY INCOME
--------------------------------
         Unit Value 0.50% to 1.45%*
  2010   Lowest contract charge 0.50% Class B          $116.00           --                   --          --            15.13%
         Highest contract charge 1.45% Class B         $109.28           --                   --          --            14.03%
         All contract charges                               --          528              $57,712        2.42%              --
  2009   Lowest contract charge 0.50% Class B          $100.76           --                   --          --            10.99%
         Highest contract charge 1.45% Class B         $ 95.83           --                   --          --             9.92%
         All contract charges                               --          524              $50,322        2.62%              --
  2008   Lowest contract charge 0.50% Class B          $ 90.78           --                   --          --           (32.64)%
         Highest contract charge 1.45% Class B         $ 87.18           --                   --          --           (33.28)%
         All contract charges                               --          487              $42,542        2.38%              --
  2007   Lowest contract charge 0.50% Class B          $134.77           --                   --          --             3.18%
         Highest contract charge 1.45% Class B         $130.66           --                   --          --             2.18%
         All contract charges                               --          445              $58,354        1.93%              --
  2006   Lowest contract charge 0.50% Class B          $130.62           --                   --          --            15.39%
         Highest contract charge 1.45% Class B         $127.87           --                   --          --            14.29%
         All contract charges                               --          394              $50,720        2.44%              --

EQ/CALVERT SOCIALLY RESPONSIBLE
-------------------------------
         Unit Value 0.50% to 1.45%*
  2010   Lowest contract charge 0.50% Class B          $ 75.42           --                   --          --            11.96%
         Highest contract charge 1.45% Class B         $ 99.18           --                   --          --            10.89%
         All contract charges                               --          283              $22,061        0.05%              --
  2009   Lowest contract charge 0.50% Class B          $ 67.36           --                   --          --            30.24%
         Highest contract charge 1.45% Class B         $ 89.44           --                   --          --            28.99%
         All contract charges                               --          267              $18,810        0.26%              --
  2008   Lowest contract charge 0.50% Class B          $ 51.72           --                   --          --           (45.50)%
         Highest contract charge 1.45% Class B         $ 69.34           --                   --          --           (46.02)%
         All contract charges                               --          235              $12,828        0.29%              --
  2007   Lowest contract charge 0.50% Class B          $ 94.90           --                   --          --            11.57%
         Highest contract charge 1.45% Class B         $128.45           --                   --          --            10.49%
         All contract charges                               --          218              $21,860        0.24%              --
  2006   Lowest contract charge 0.50% Class B          $ 85.06           --                   --          --             4.70%
         Highest contract charge 1.45% Class B         $116.25           --                   --          --             3.71%
         All contract charges                               --          185              $16,787          --               --

EQ/CAPITAL GUARDIAN GROWTH
--------------------------
         Unit Value 0.50% to 1.45%*
  2010   Lowest contract charge 0.50% Class B          $ 64.34           --                   --          --            12.37%
         Highest contract charge 1.45% Class B         $ 89.77           --                   --          --            11.30%
         All contract charges                               --          291              $19,777        0.41%              --
  2009   Lowest contract charge 0.50% Class B          $ 57.26           --                   --          --            32.76%
         Highest contract charge 1.45% Class B         $ 80.66           --                   --          --            31.50%
         All contract charges                               --          283              $17,320        0.35%              --
  2008   Lowest contract charge 0.50% Class B          $ 43.13           --                   --          --           (40.70)%
         Highest contract charge 1.45% Class B         $ 61.34           --                   --          --           (41.27)%
         All contract charges                               --          260              $12,167        0.19%              --
  2007   Lowest contract charge 0.50% Class B          $ 72.73           --                   --          --             4.95%
         Highest contract charge 1.45% Class B         $104.44           --                   --          --             3.94%
         All contract charges                               --          228              $18,074        0.00%              --
  2006   Lowest contract charge 0.50% Class B          $ 69.30           --                   --          --             6.87%
         Highest contract charge 1.45% Class B         $100.48           --                   --          --             5.85%
         All contract charges                               --          148              $11,178        0.20%              --

                                     FSA-115

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2010

8. Accumulation Unit Values (Continued)

   Shown below is accumulation unit value information for units outstanding throughout the periods indicated.

                                                                              YEARS ENDED DECEMBER 31,
                                                     --------------------------------------------------------------------------
                                                         UNIT             UNITS         NET ASSETS     INVESTMENT       TOTAL
                                                        VALUE      OUTSTANDING (000S)     (000S)     INCOME RATIO**   RETURN***
                                                     ------------ -------------------- ------------ ---------------- ----------
EQ/CAPITAL GUARDIAN RESEARCH (E)
--------------------------------
         Unit Value 0.50% to 1.45%*
  2010   Lowest contract charge 0.50% Class B          $114.78              --                   --        --           15.22%
         Highest contract charge 1.45% Class B         $114.98              --                   --        --           14.12%
         All contract charges                               --           1,454           $  168,794      0.74%             --
  2009   Lowest contract charge 0.50% Class B          $ 99.62              --                   --        --           30.80%
         Highest contract charge 1.45% Class B         $100.76              --                   --        --           29.56%
         All contract charges                               --           1,584           $  161,230      1.16%             --
  2008   Lowest contract charge 0.50% Class B          $ 76.16              --                   --        --          (39.97)%
         Highest contract charge 1.45% Class B         $ 77.77              --                   --        --          (40.54)%
         All contract charges                               --           1,706           $  134,398      0.92%             --
  2007   Lowest contract charge 0.50% Class B          $126.86              --                   --        --            1.15%
         Highest contract charge 1.45% Class B         $130.80              --                   --        --            0.18%
         All contract charges                               --           1,936           $  256,826      1.21%             --
  2006   Lowest contract charge 0.50% Class B          $125.42              --                   --        --           11.50%
         Highest contract charge 1.45% Class B         $130.57              --                   --        --           10.43%
         All contract charges                               --           1,154           $  152,378      0.55%             --

EQ/COMMON STOCK INDEX (P) +
---------------------------
         Unit Value 0.50% to 1.49%*
  2010   Lowest contract charge 0.50% Class A (b)      $ 89.18              --                   --        --           15.58%
         Highest contract charge 1.49% Class A         $311.66              --                   --        --           14.67%
         All contract charges                               --           6,983           $2,055,925      1.50%             --
  2009   Lowest contract charge 0.50% Class A (b)      $ 77.16              --                   --        --           28.00%
         Highest contract charge 1.49% Class A         $271.80              --                   --        --           27.02%
         All contract charges                               --           7,732           $1,984,968      2.01%             --
  2008   Lowest contract charge 0.50% Class A (b)      $ 60.28              --                   --        --          (43.94)%
         Highest contract charge 1.49% Class A         $213.98              --                   --        --          (44.31)%
         All contract charges                               --           8,404           $1,696,532      1.74%             --
  2007   Lowest contract charge 0.50% Class A (b)      $107.52              --                   --        --            3.22%
         Highest contract charge 1.49% Class A         $384.25              --                   --        --            2.53%
         All contract charges                               --           9,616           $3,481,372      1.18%             --
  2006   Lowest contract charge 0.50% Class A (b)      $104.17              --                   --        --            4.17%
         Highest contract charge 1.49% Class A         $374.77              --                   --        --            9.64%
         All contract charges                               --          11,209           $3,969,805      1.39%             --

EQ/COMMON STOCK INDEX (P)
-------------------------
         Unit Value 0.50% to 1.30%*
  2010   Lowest contract charge 0.50% Class B          $ 86.53              --                   --        --           15.30%
         Highest contract charge 1.30% Class B (c)     $ 85.37              --                   --        --           14.38%
         All contract charges                               --           1,085           $  100,911      1.50%             --
  2009   Lowest contract charge 0.50% Class B          $ 75.05              --                   --        --           27.68%
         Highest contract charge 1.30% Class B (c)     $ 74.64              --                   --        --           26.68%
         All contract charges                               --           1,189           $   96,715      2.01%             --
  2008   Lowest contract charge 0.50% Class B          $ 58.78              --                   --        --          (44.08)%
         Highest contract charge 1.30% Class B (c)     $ 58.92              --                   --        --          (44.52)%
         All contract charges                               --           1,286           $   82,770      1.74%             --
  2007   Lowest contract charge 0.50% Class B          $105.11              --                   --        --            2.96%
         Highest contract charge 1.30% Class B (c)     $106.21              --                   --        --            2.14%
         All contract charges                               --           1,495           $  174,274      1.18%             --
  2006   Lowest contract charge 0.50% Class B          $102.09              --                   --        --           10.14%
         Highest contract charge 1.30% Class B (c)     $103.98              --                   --        --            3.98%
         All contract charges                               --           1,669           $  190,449      1.39%             --

                                     FSA-116

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2010

8. Accumulation Unit Values (Continued)

   Shown below is accumulation unit value information for units outstanding throughout the periods indicated.

                                                                              YEARS ENDED DECEMBER 31,
                                                     --------------------------------------------------------------------------
                                                         UNIT             UNITS         NET ASSETS     INVESTMENT       TOTAL
                                                        VALUE      OUTSTANDING (000S)     (000S)     INCOME RATIO**   RETURN***
                                                     ------------ -------------------- ------------ ---------------- ----------
EQ/CORE BOND INDEX (S)
----------------------
         Unit Value 0.50% to 1.45%*
  2010   Lowest contract charge 0.50% Class B          $121.12             --                  --         --            5.25%
         Highest contract charge 1.45% Class B         $111.02             --                  --         --             4.25%
         All contract charges                               --          1,128            $127,022       2.18%              --
  2009   Lowest contract charge 0.50% Class B          $115.08             --                  --         --             2.18%
         Highest contract charge 1.45% Class B         $106.50             --                  --         --             1.20%
         All contract charges                               --          1,163            $125,579       2.75%              --
  2008   Lowest contract charge 0.50% Class B          $112.63             --                  --         --            (9.40)%
         Highest contract charge 1.45% Class B         $105.24             --                  --         --           (10.26)%
         All contract charges                               --            993            $105,935       4.16%              --
  2007   Lowest contract charge 0.50% Class B          $124.31             --                  --         --             2.58%
         Highest contract charge 1.45% Class B         $117.27             --                  --         --             1.60%
         All contract charges                               --          1,164            $138,131       4.62%              --
  2006   Lowest contract charge 0.50% Class B          $121.18             --                  --         --             3.54%
         Highest contract charge 1.45% Class B         $115.42             --                  --         --             2.56%
         All contract charges                               --          1,009            $117,710       4.54%              --

EQ/DAVIS NEW YORK VENTURE
-------------------------
         Unit Value 0.50% to 1.45%*
  2010   Lowest contract charge 0.50% Class B (d)      $ 86.53             --                  --         --            11.19%
         Highest contract charge 1.45% Class B (d)     $ 83.57             --                  --         --            10.14%
         All contract charges                               --            332            $ 28,092       0.85%              --
  2009   Lowest contract charge 0.50% Class B (d)      $ 77.82             --                  --         --            32.01%
         Highest contract charge 1.45% Class B (d)     $ 75.88             --                  --         --            30.76%
         All contract charges                               --            281            $ 21,535       1.99%              --
  2008   Lowest contract charge 0.50% Class B (d)      $ 58.95             --                  --         --           (39.51)%
         Highest contract charge 1.45% Class B (d)     $ 58.03             --                  --         --           (40.09)%
         All contract charges                               --            187            $ 10,886       0.78%              --
  2007   Lowest contract charge 0.50% Class B (d)      $ 97.46             --                  --         --            (2.54)%
         Highest contract charge 1.45% Class B (d)     $ 96.87             --                  --         --            (3.13)%
         All contract charges                               --             64            $  6,154       1.15%              --
  2006   Lowest contract charge 0.50% Class B (a)      $108.48             --                  --         --             8.48%
         Highest contract charge 1.45% Class B (a)     $108.47             --                  --         --             8.47%
         All contract charges                               --              3            $    331       0.96%              --

EQ/EQUITY 500 INDEX
-------------------
         Unit Value 0.50% to 1.45%*
  2010   Lowest contract charge 0.50% Class A (b)      $ 96.77             --                  --         --            14.09%
         Highest contract charge 1.45% Class A         $106.14             --                  --         --            13.00%
         All contract charges                               --          2,548            $703,946       1.65%              --
  2009   Lowest contract charge 0.50% Class A (b)      $ 84.82             --                  --         --            25.55%
         Highest contract charge 1.45% Class A         $ 93.93             --                  --         --            24.34%
         All contract charges                               --          2,660            $651,857       2.22%              --
  2008   Lowest contract charge 0.50% Class A (b)      $ 67.56             --                  --         --           (37.48)%
         Highest contract charge 1.45% Class A         $ 75.54             --                  --         --           (38.07)%
         All contract charges                               --          2,707            $534,905       1.87%              --
  2007   Lowest contract charge 0.50% Class A (b)      $108.06             --                  --         --             4.69%
         Highest contract charge 1.45% Class A         $121.98             --                  --         --             3.68%
         All contract charges                               --          2,858            $914,617       1.54%              --
  2006   Lowest contract charge 0.50% Class A (b)      $103.22             --                  --         --             3.22%
         Highest contract charge 1.45% Class A         $117.65             --                  --         --            13.71%
         All contract charges                               --          3,024            $934,535       1.75%              --

                                     FSA-117

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2010

8. Accumulation Unit Values (Continued)

   Shown below is accumulation unit value information for units outstanding throughout the periods indicated.

                                                                              YEARS ENDED DECEMBER 31,
                                                     --------------------------------------------------------------------------
                                                         UNIT             UNITS         NET ASSETS     INVESTMENT       TOTAL
                                                        VALUE      OUTSTANDING (000S)     (000S)     INCOME RATIO**   RETURN***
                                                     ------------ -------------------- ------------ ---------------- ----------
EQ/EQUITY 500 INDEX
-------------------
       Unit Value 0.50% to 1.30%*
  2010 Lowest contract charge 0.50% Class B            $ 95.91             --                  --         --            13.80%
       Highest contract charge 1.30% Class B (c)       $ 92.64             --                  --         --            12.91%
       All contract charges                                 --            909            $ 91,565       1.65%              --
  2009 Lowest contract charge 0.50% Class B            $ 84.28             --                  --         --            25.25%
       Highest contract charge 1.30% Class B (c)       $ 82.05             --                  --         --            24.24%
       All contract charges                                 --            891            $ 79,695       2.22%              --
  2008 Lowest contract charge 0.50% Class B            $ 67.29             --                  --         --           (37.64)%
       Highest contract charge 1.30% Class B (c)       $ 66.04             --                  --         --           (38.13)%
       All contract charges                                 --            852            $ 61,956       1.87%              --
  2007 Lowest contract charge 0.50% Class B            $107.91             --                  --         --             4.43%
       Highest contract charge 1.30% Class B (c)       $106.74             --                  --         --             3.60%
       All contract charges                                 --            902            $106,809       1.54%              --
  2006 Lowest contract charge 0.50% Class B            $103.33             --                  --         --            14.52%
       Highest contract charge 1.30% Class B (c)       $103.03             --                  --         --             3.03%
       All contract charges                                 --            894            $102,360       1.75%              --

EQ/EQUITY GROWTH PLUS
---------------------
       Unit Value 0.50% to 1.45%*
  2010 Lowest contract charge 0.50% Class B            $157.83             --                  --         --            14.68%
       Highest contract charge 1.45% Class B           $144.44             --                  --         --            13.59%
       All contract charges                                 --          2,551            $371,771       0.29%              --
  2009 Lowest contract charge 0.50% Class B            $137.63             --                  --         --            27.18%
       Highest contract charge 1.45% Class B           $127.16             --                  --         --            25.96%
       All contract charges                                 --          2,765            $354,268       0.90%              --
  2008 Lowest contract charge 0.50% Class B            $108.22             --                  --         --           (40.59)%
       Highest contract charge 1.45% Class B           $100.95             --                  --         --           (41.16)%
       All contract charges                                 --          2,670            $271,576       0.99%              --
  2007 Lowest contract charge 0.50% Class B            $182.16             --                  --         --            13.47%
       Highest contract charge 1.45% Class B           $171.57             --                  --         --            12.39%
       All contract charges                                 --          2,374            $411,149       0.18%              --
  2006 Lowest contract charge 0.50% Class B            $160.53             --                  --         --             8.78%
       Highest contract charge 1.45% Class B           $152.66             --                  --         --             7.74%
       All contract charges                                 --          2,089            $321,846       0.74%              --

EQ/FRANKLIN CORE BALANCED
-------------------------
       Unit Value 0.50% to 1.45%*
  2010 Lowest contract charge 0.50% Class B (a)        $103.63             --                  --         --            10.75%
       Highest contract charge 1.45% Class B (a)       $ 99.43             --                  --         --             9.68%
       All contract charges                                 --            785            $ 78,731       3.04%              --
  2009 Lowest contract charge 0.50% Class B (a)        $ 93.57             --                  --         --            29.87%
       Highest contract charge 1.45% Class B (a)       $ 90.65             --                  --         --            28.64%
       All contract charges                                 --            850            $ 77,384       5.79%              --
  2008 Lowest contract charge 0.50% Class B (a)        $ 72.05             --                  --         --           (32.14)%
       Highest contract charge 1.45% Class B (a)       $ 70.47             --                  --         --           (32.79)%
       All contract charges                                 --            845            $ 59,776       6.17%              --
  2007 Lowest contract charge 0.50% Class B (a)        $106.18             --                  --         --             1.55%
       Highest contract charge 1.45% Class B (a)       $104.85             --                  --         --             0.57%
       All contract charges                                 --            825            $ 86,650       4.64%              --
  2006 Lowest contract charge 0.50% Class B (a)        $104.56             --                  --         --             4.56%
       Highest contract charge 1.45% Class B (a)       $104.26             --                  --         --             4.26%
       All contract charges                                 --            122            $ 12,767       2.55%              --

                                     FSA-118

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2010

8. Accumulation Unit Values (Continued)

   Shown below is accumulation unit value information for units outstanding throughout the periods indicated.

                                                                              YEARS ENDED DECEMBER 31,
                                                     --------------------------------------------------------------------------
                                                         UNIT             UNITS         NET ASSETS     INVESTMENT       TOTAL
                                                        VALUE      OUTSTANDING (000S)     (000S)     INCOME RATIO**   RETURN***
                                                     ------------ -------------------- ------------ ---------------- ----------
EQ/FRANKLIN TEMPLETON ALLOCATION
--------------------------------
       Unit Value 0.50% to 1.45%*
  2010 Lowest contract charge 0.50% Class B (d)        $ 84.35             --                  --         --             9.84%
       Highest contract charge 1.45% Class B (d)       $ 81.46             --                  --         --             8.79%
       All contract charges                                 --            593            $ 48,725       2.10%              --
  2009 Lowest contract charge 0.50% Class B (d)        $ 76.79             --                  --         --            27.81%
       Highest contract charge 1.45% Class B (d)       $ 74.88             --                  --         --            26.59%
       All contract charges                                 --            562            $ 42,403       2.59%              --
  2008 Lowest contract charge 0.50% Class B (d)        $ 60.08             --                  --         --           (37.20)%
       Highest contract charge 1.45% Class B (d)       $ 59.15             --                  --         --           (37.80)%
       All contract charges                                 --            501            $ 29,735       4.75%              --
  2007 Lowest contract charge 0.50% Class B (d)        $ 95.67             --                  --         --            (4.33)%
       Highest contract charge 1.45% Class B (d)       $ 95.10             --                  --         --            (4.90)%
       All contract charges                                 --            292            $ 27,827       2.48%              --

EQ/GAMCO MERGERS & ACQUISITIONS
-------------------------------
       Unit Value 0.50% to 1.45%*
  2010 Lowest contract charge 0.50% Class B            $131.72             --                  --         --             9.08%
       Highest contract charge 1.45% Class B           $124.75             --                  --         --             8.04%
       All contract charges                                 --            151            $ 18,664       0.00%              --
  2009 Lowest contract charge 0.50% Class B            $120.76             --                  --         --            16.04%
       Highest contract charge 1.45% Class B           $115.47             --                  --         --            14.93%
       All contract charges                                 --            120            $ 13,875         --               --
  2008 Lowest contract charge 0.50% Class B            $104.07             --                  --         --           (14.25)%
       Highest contract charge 1.45% Class B           $100.47             --                  --         --           (15.07)%
       All contract charges                                 --            115            $ 11,611       0.51%              --
  2007 Lowest contract charge 0.50% Class B            $121.36             --                  --         --             2.90%
       Highest contract charge 1.45% Class B           $118.30             --                  --         --             1.91%
       All contract charges                                 --            108            $ 12,892       0.81%              --
  2006 Lowest contract charge 0.50% Class B            $117.94             --                  --         --            11.65%
       Highest contract charge 1.45% Class B           $116.08             --                  --         --            10.58%
       All contract charges                                 --             65            $  7,591       6.42%              --

EQ/GAMCO SMALL COMPANY VALUE
----------------------------
       Unit Value 0.50% to 1.45%*
  2010 Lowest contract charge 0.50% Class B            $194.05             --                  --         --            31.98%
       Highest contract charge 1.45% Class B           $182.80             --                  --         --            30.72%
       All contract charges                                 --          1,887            $341,922       0.39%              --
  2009 Lowest contract charge 0.50% Class B            $147.03             --                  --         --            40.75%
       Highest contract charge 1.45% Class B           $139.84             --                  --         --            39.39%
       All contract charges                                 --          1,474            $205,125       0.47%              --
  2008 Lowest contract charge 0.50% Class B            $104.46             --                  --         --           (31.01)%
       Highest contract charge 1.45% Class B           $100.32             --                  --         --           (31.66)%
       All contract charges                                 --          1,113            $111,588       0.62%              --
  2007 Lowest contract charge 0.50% Class B            $151.41             --                  --         --             8.75%
       Highest contract charge 1.45% Class B           $146.80             --                  --         --             7.70%
       All contract charges                                 --            866            $127,593       0.52%              --
  2006 Lowest contract charge 0.50% Class B            $139.23             --                  --         --            18.24%
       Highest contract charge 1.45% Class B           $136.30             --                  --         --            17.12%
       All contract charges                                 --            484            $ 66,227       1.54%              --

                                     FSA-119

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2010

8. Accumulation Unit Values (Continued)

   Shown below is accumulation unit value information for units outstanding throughout the periods indicated.

                                                                              YEARS ENDED DECEMBER 31,
                                                     --------------------------------------------------------------------------
                                                         UNIT             UNITS         NET ASSETS     INVESTMENT       TOTAL
                                                        VALUE      OUTSTANDING (000S)     (000S)     INCOME RATIO**   RETURN***
                                                     ------------ -------------------- ------------ ---------------- ----------
EQ/GLOBAL BOND PLUS
-------------------
         Unit Value 0.50% to 1.45%
  2010   Lowest contract charge 0.50% Class B          $124.32             --                  --          --            5.78%
         Highest contract charge 1.45% Class B         $118.22             --                  --          --            4.76%
         All contract charges                               --            613            $ 73,535        2.99%             --
  2009   Lowest contract charge 0.50% Class B          $117.53             --                  --          --            1.46%
         Highest contract charge 1.45% Class B         $112.85             --                  --          --            0.49%
         All contract charges                               --            507            $ 57,768        0.80%             --
  2008   Lowest contract charge 0.50% Class B          $115.84             --                  --          --            5.94%
         Highest contract charge 1.45% Class B         $112.30             --                  --          --            4.94%
         All contract charges                               --            483            $ 54,607       19.47%             --
  2007   Lowest contract charge 0.50% Class B          $109.34             --                  --          --            8.76%
         Highest contract charge 1.45% Class B         $107.01             --                  --          --            7.72%
         All contract charges                               --            213            $ 22,866        3.57%             --
  2006   Lowest contract charge 0.50% Class B          $100.53             --                  --          --            2.90%
         Highest contract charge 1.45% Class B         $ 99.34             --                  --          --            1.92%
         All contract charges                               --             77            $  7,685        0.47%             --

EQ/GLOBAL MULTI-SECTOR EQUITY
-----------------------------
         Unit Value 0.50% to 2.75%*
  2010   Lowest contract charge 0.50% Class B          $241.20             --                  --          --           10.90%
         Highest contract charge 1.45% Class B         $254.37             --                  --          --            9.84%
         All contract charges                               --          2,335            $448,383        1.13%             --
  2009   Lowest contract charge 0.50% Class B          $217.50             --                  --          --           49.31%
         Highest contract charge 1.45% Class B         $231.58             --                  --          --           47.89%
         All contract charges                               --          2,370            $413,743        1.34%             --
  2008   Lowest contract charge 0.50% Class B          $145.67             --                  --          --          (57.56)%
         Highest contract charge 1.45% Class B         $156.59             --                  --          --          (57.97)%
         All contract charges                               --          2,129            $253,220        0.14%             --
  2007   Lowest contract charge 0.50% Class B          $343.25             --                  --          --           41.30%
         Highest contract charge 1.45% Class B         $372.58             --                  --          --           39.95%
         All contract charges                               --          2,232            $634,802          --              --
  2006   Lowest contract charge 0.50% Class B          $242.92             --                  --          --           36.37%
         Highest contract charge 1.45% Class B         $266.22             --                  --          --           35.07%
         All contract charges                               --          2,029            $410,513        0.43%             --

EQ/INTERMEDIATE GOVERNMENT BOND INDEX
-------------------------------------
         Unit Value 0.50% to 1.45%*
  2010   Lowest contract charge 0.50% Class A (b)      $112.11             --                  --          --            3.96%
         Highest contract charge 1.45% Class A         $139.56             --                  --          --            2.96%
         All contract charges                               --            441            $ 74,135        1.34%             --
  2009   Lowest contract charge 0.50% Class A (b)      $107.84             --                  --          --           (2.52)%
         Highest contract charge 1.45% Class A         $135.54             --                  --          --           (3.45)%
         All contract charges                               --            480            $ 78,061        1.17%             --
  2008   Lowest contract charge 0.50% Class A (b)      $110.63             --                  --          --            3.33%
         Highest contract charge 1.45% Class A         $140.38             --                  --          --            2.35%
         All contract charges                               --            531            $ 89,495        3.33%             --
  2007   Lowest contract charge 0.50% Class A (b)      $107.06             --                  --          --            6.59%
         Highest contract charge 1.45% Class A         $137.16             --                  --          --            5.57%
         All contract charges                               --            554            $ 90,855        4.50%             --
  2006   Lowest contract charge 0.50% Class A (b)      $100.44             --                  --          --            0.44%
         Highest contract charge 1.45% Class A         $129.92             --                  --          --            1.89%
         All contract charges                               --            586            $ 91,303        4.00%             --

                                     FSA-120

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2010

8. Accumulation Unit Values (Continued)

   Shown below is accumulation unit value information for units outstanding throughout the periods indicated.

                                                                              YEARS ENDED DECEMBER 31,
                                                     --------------------------------------------------------------------------
                                                         UNIT             UNITS         NET ASSETS     INVESTMENT       TOTAL
                                                        VALUE      OUTSTANDING (000S)     (000S)     INCOME RATIO**   RETURN***
                                                     ------------ -------------------- ------------ ---------------- ----------
EQ/INTERMEDIATE GOVERNMENT BOND INDEX
-------------------------------------
         Unit Value 0.50% to 1.30%*
  2010   Lowest contract charge 0.50% Class B          $141.57             --                  --         --             3.70%
         Highest contract charge 1.30% Class B (c)     $107.32             --                  --         --             2.87%
         All contract charges                               --            177            $ 23,904       1.34%              --
  2009   Lowest contract charge 0.50% Class B          $136.52             --                  --         --            (2.76)%
         Highest contract charge 1.30% Class B (c)     $104.32             --                  --         --            (3.52)%
         All contract charges                               --            189            $ 25,089       1.17%              --
  2008   Lowest contract charge 0.50% Class B          $140.40             --                  --         --             3.08%
         Highest contract charge 1.30% Class B (c)     $108.13             --                  --         --             2.26%
         All contract charges                               --            220            $ 30,638       3.33%              --
  2007   Lowest contract charge 0.50% Class B          $136.21             --                  --         --             6.32%
         Highest contract charge 1.30% Class B (c)     $105.74             --                  --         --             5.48%
         All contract charges                               --            225            $ 30,902       4.50%              --
  2006   Lowest contract charge 0.50% Class B          $128.11             --                  --         --             2.61%
         Highest contract charge 1.30% Class B (c)     $100.25             --                  --         --             0.25%
         All contract charges                               --            254            $ 32,922       4.00%              --

EQ/INTERNATIONAL CORE PLUS
--------------------------
         Unit Value 0.50% to 1.45%*
  2010   Lowest contract charge 0.50% Class B          $117.07             --                  --         --             8.68%
         Highest contract charge 1.45% Class B         $147.29             --                  --         --             7.64%
         All contract charges                               --          1,247            $148,586       1.90%              --
  2009   Lowest contract charge 0.50% Class B          $107.72             --                  --         --            34.65%
         Highest contract charge 1.45% Class B         $136.84             --                  --         --            33.37%
         All contract charges                               --          1,120            $124,727       3.37%              --
  2008   Lowest contract charge 0.50% Class B          $ 80.00             --                  --         --           (45.13)%
         Highest contract charge 1.45% Class B         $102.60             --                  --         --           (45.66)%
         All contract charges                               --            889            $ 75,314       1.61%              --
  2007   Lowest contract charge 0.50% Class B          $145.80             --                  --         --            14.65%
         Highest contract charge 1.45% Class B         $188.80             --                  --         --            13.54%
         All contract charges                               --            748            $117,043       0.41%              --
  2006   Lowest contract charge 0.50% Class B          $127.17             --                  --         --            18.65%
         Highest contract charge 1.45% Class B         $166.28             --                  --         --            17.52%
         All contract charges                               --            714            $ 98,514       1.40%              --

EQ/INTERNATIONAL GROWTH
-----------------------
         Unit Value 0.50% to 1.45%*
  2010   Lowest contract charge 0.50% Class B          $155.13             --                  --         --            14.37%
         Highest contract charge 1.45% Class B         $146.92             --                  --         --            14.87%
         All contract charges                               --            448            $ 65,388       0.99%              --
  2009   Lowest contract charge 0.50% Class B          $135.64             --                  --         --            36.55%
         Highest contract charge 1.45% Class B         $127.90             --                  --         --            35.26%
         All contract charges                               --            353            $ 45,543       1.34%              --
  2008   Lowest contract charge 0.50% Class B          $ 99.33             --                  --         --           (40.58)%
         Highest contract charge 1.45% Class B         $ 95.89             --                  --         --           (41.15)%
         All contract charges                               --            269            $ 25,877       0.98%              --
  2007   Lowest contract charge 0.50% Class B          $167.16             --                  --         --            15.63%
         Highest contract charge 1.45% Class B         $162.94             --                  --         --            14.51%
         All contract charges                               --            227            $ 37,401       0.70%              --
  2006   Lowest contract charge 0.50% Class B          $144.57             --                  --         --            25.01%
         Highest contract charge 1.45% Class B         $142.29             --                  --         --            23.82%
         All contract charges                               --             88            $ 12,581       1.19%              --

                                     FSA-121

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2010

8. Accumulation Unit Values (Continued)

   Shown below is accumulation unit value information for units outstanding throughout the periods indicated.

                                                                              YEARS ENDED DECEMBER 31,
                                                     --------------------------------------------------------------------------
                                                         UNIT             UNITS         NET ASSETS     INVESTMENT       TOTAL
                                                        VALUE      OUTSTANDING (000S)     (000S)     INCOME RATIO**   RETURN***
                                                     ------------ -------------------- ------------ ---------------- ----------
EQ/JPMORGAN VALUE OPPORTUNITIES
-------------------------------
         Unit Value 0.50% to 1.45%*
  2010   Lowest contract charge 0.50% Class B          $116.66             --                  --         --            11.76%
         Highest contract charge 1.45% Class B         $104.20             --                  --         --            10.70%
         All contract charges                               --            384            $ 49,132       1.33%              --
  2009   Lowest contract charge 0.50% Class B          $104.38             --                  --         --            31.64%
         Highest contract charge 1.45% Class B         $ 94.13             --                  --         --            30.39%
         All contract charges                               --            376            $ 43,960       1.50%              --
  2008   Lowest contract charge 0.50% Class B          $ 79.29             --                  --         --           (40.07)%
         Highest contract charge 1.45% Class B         $ 72.19             --                  --         --           (40.65)%
         All contract charges                               --            380            $ 34,198       1.82%              --
  2007   Lowest contract charge 0.50% Class B          $132.31             --                  --         --            (1.71)%
         Highest contract charge 1.45% Class B         $121.64             --                  --         --            (2.65)%
         All contract charges                               --            431            $ 64,820       1.36%              --
  2006   Lowest contract charge 0.50% Class B          $134.61             --                  --         --            19.78%
         Highest contract charge 1.45% Class B         $124.95             --                  --         --            18.64%
         All contract charges                               --            445            $ 68,748       4.40%              --

EQ/LARGE CAP CORE PLUS
----------------------
         Unit Value 0.50% to 1.45%*
  2010   Lowest contract charge 0.50% Class B          $ 95.11             --                  --         --            13.61%
         Highest contract charge 1.45% Class B         $ 90.62             --                  --         --            12.53%
         All contract charges                               --            173            $ 16,084       1.05%              --
  2009   Lowest contract charge 0.50% Class B          $ 83.72             --                  --         --            25.88%
         Highest contract charge 1.45% Class B         $ 80.53             --                  --         --            24.68%
         All contract charges                               --            163            $ 13,328       4.70%              --
  2008   Lowest contract charge 0.50% Class B          $ 66.51             --                  --         --           (37.71)%
         Highest contract charge 1.45% Class B         $ 64.59             --                  --         --           (38.32)%
         All contract charges                               --            150            $  9,852       0.37%              --
  2007   Lowest contract charge 0.50% Class B          $106.78             --                  --         --             3.37%
         Highest contract charge 1.45% Class B         $104.71             --                  --         --             2.37%
         All contract charges                               --            146            $ 15,557       1.23%              --
  2006   Lowest contract charge 0.50% Class B          $103.30             --                  --         --            12.38%
         Highest contract charge 1.45% Class B         $102.29             --                  --         --            11.31%
         All contract charges                               --            158            $ 16,368       0.83%              --

EQ/LARGE CAP GROWTH INDEX
-------------------------
         Unit Value 0.50% to 1.45%*
  2010   Lowest contract charge 0.50% Class B          $ 74.39             --                  --         --            15.37%
         Highest contract charge 1.45% Class B         $ 74.09             --                  --         --            14.27%
         All contract charges                               --          1,628            $123,033       0.96%              --
  2009   Lowest contract charge 0.50% Class B          $ 64.48             --                  --         --            35.52%
         Highest contract charge 1.45% Class B         $ 64.84             --                  --         --            34.24%
         All contract charges                               --          1,755            $115,833       2.19%              --
  2008   Lowest contract charge 0.50% Class B          $ 47.58             --                  --         --           (36.59)%
         Highest contract charge 1.45% Class B         $ 48.30             --                  --         --           (37.20)%
         All contract charges                               --          1,741            $ 85,377       0.14%              --
  2007   Lowest contract charge 0.50% Class B          $ 75.03             --                  --         --            13.41%
         Highest contract charge 1.45% Class B         $ 76.91             --                  --         --            12.33%
         All contract charges                               --          1,870            $145,854       0.00%              --
  2006   Lowest contract charge 0.50% Class B          $ 66.16             --                  --         --            (1.04)%
         Highest contract charge 1.45% Class B         $ 68.47             --                  --         --            (1.98)%
         All contract charges                               --          2,111            $146,204         --               --

                                     FSA-122

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2010

8. Accumulation Unit Values (Continued)

   Shown below is accumulation unit value information for units outstanding throughout the periods indicated.

                                                                              YEARS ENDED DECEMBER 31,
                                                     --------------------------------------------------------------------------
                                                         UNIT             UNITS         NET ASSETS     INVESTMENT       TOTAL
                                                        VALUE      OUTSTANDING (000S)     (000S)     INCOME RATIO**   RETURN***
                                                     ------------ -------------------- ------------ ---------------- ----------
EQ/LARGE CAP GROWTH PLUS
------------------------
         Unit Value 0.50% to 1.45%*
  2010   Lowest contract charge 0.50% Class B         $ 65.22              --                    --        --           13.88%
         Highest contract charge 1.45% Class B        $ 99.94              --                    --        --           12.80%
         All contract charges                              --           1,626            $  240,110      0.37%             --
  2009   Lowest contract charge 0.50% Class B         $ 57.27              --                    --        --           34.18%
         Highest contract charge 1.45% Class B        $ 88.60              --                    --        --           32.89%
         All contract charges                              --           1,746            $  229,113      1.30%             --
  2008   Lowest contract charge 0.50% Class B         $ 42.68              --                    --        --          (38.55)%
         Highest contract charge 1.45% Class B        $ 66.67              --                    --        --          (39.13)%
         All contract charges                              --           1,840            $  181,508      0.11%             --
  2007   Lowest contract charge 0.50% Class B         $ 69.45              --                    --        --           15.04%
         Highest contract charge 1.45% Class B        $109.53              --                    --        --           13.94%
         All contract charges                              --           1,998            $  323,002      0.34%             --
  2006   Lowest contract charge 0.50% Class B         $ 60.37              --                    --        --            7.24%
         Highest contract charge 1.45% Class B        $ 96.13              --                    --        --            6.22%
         All contract charges                              --           2,215            $  314,252        --              --

EQ/LARGE CAP VALUE INDEX
------------------------
         Unit Value 0.50% to 1.45%
  2010   Lowest contract charge 0.50% Class B         $ 61.79              --                    --        --           14.04%
         Highest contract charge 1.45% Class B        $ 58.76              --                    --        --           12.97%
         All contract charges                              --             276            $   16,209      1.51%             --
  2009   Lowest contract charge 0.50% Class B         $ 54.18              --                    --        --           18.56%
         Highest contract charge 1.45% Class B        $ 52.01              --                    --        --           17.40%
         All contract charges                              --             268            $   14,005     10.00%             --
  2008   Lowest contract charge 0.50% Class B         $ 45.70              --                    --        --          (56.92)%
         Highest contract charge 1.45% Class B        $ 44.30              --                    --        --          (57.33)%
         All contract charges                              --             198            $    8,765      1.43%             --
  2007   Lowest contract charge 0.50% Class B         $106.08              --                    --        --           (6.41)%
         Highest contract charge 1.45% Class B        $103.83              --                    --        --           (7.29)%
         All contract charges                              --             201            $   20,937      0.00%             --
  2006   Lowest contract charge 0.50% Class B         $113.34              --                    --        --            6.30%
         Highest contract charge 1.45% Class B        $112.00              --                    --        --            5.29%
         All contract charges                              --             168            $   18,866      0.05%             --

EQ/LARGE CAP VALUE PLUS
-----------------------
         Unit Value 0.50% to 1.45%*
  2010   Lowest contract charge 0.50% Class A (i)     $118.77              --                    --        --           12.34%
         Highest contract charge 1.45% Class A (i)    $105.70              --                    --        --           11.26%
         All contract charges                              --           7,115            $  712,720      1.35%             --
  2009   Lowest contract charge 0.50% Class A (i)     $105.72              --                    --        --           20.01%
         Highest contract charge 1.45% Class A (i)    $ 95.00              --                    --        --           18.87%
         All contract charges                              --           7,826            $  703,519      2.43%             --
  2008   Lowest contract charge 0.50% Class A (i)     $ 88.09              --                    --        --          (43.29)%
         Highest contract charge 1.45% Class A (i)    $ 79.92              --                    --        --          (43.83)%
         All contract charges                              --           8,288            $  607,794      3.00%             --
  2007   Lowest contract charge 0.50% Class A (i)     $155.34              --                    --        --           (5.17)%
         Highest contract charge 1.45% Class A (i)    $142.29              --                    --        --           (5.52)%
         All contract charges                              --           9,387            $1,261,004      2.66%             --

                                     FSA-123

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2010

8. Accumulation Unit Values (Continued)

   Shown below is accumulation unit value information for units outstanding throughout the periods indicated.

                                                                              YEARS ENDED DECEMBER 31,
                                                     --------------------------------------------------------------------------
                                                         UNIT             UNITS         NET ASSETS     INVESTMENT       TOTAL
                                                        VALUE      OUTSTANDING (000S)     (000S)     INCOME RATIO**   RETURN***
                                                     ------------ -------------------- ------------ ---------------- ----------
EQ/LARGE CAP VALUE PLUS (H)
---------------------------

         Unit Value 0.50% to 1.30%*
  2010   Lowest contract charge 0.50% Class B          $117.56             --                  --         --            12.12%
         Highest contract charge 1.30% Class B         $ 72.56             --                  --         --            11.24%
         All contract charges                               --            994            $101,850       1.35%              --
  2009   Lowest contract charge 0.50% Class B          $104.86             --                  --         --            19.84%
         Highest contract charge 1.30% Class B         $ 65.23             --                  --         --            18.88%
         All contract charges                               --          1,154            $106,366       2.43%              --
  2008   Lowest contract charge 0.50% Class B          $ 87.50             --                  --         --           (43.61)%
         Highest contract charge 1.30% Class B         $ 54.87             --                  --         --           (44.06)%
         All contract charges                               --          1,368            $124,290       3.00%              --
  2007   Lowest contract charge 0.50% Class B          $155.18             --                  --         --            (5.03)%
         Highest contract charge 1.30% Class B         $ 98.09             --                  --         --            (5.79)%
         All contract charges                               --          1,726            $239,219       2.66%              --
  2006   Lowest contract charge 0.50% Class B          $163.40             --                  --         --            20.78%
         Highest contract charge 1.45% Class B         $151.12             --                  --         --            19.63%
         All contract charges                               --          3,483            $500,340       1.68%              --

EQ/LORD ABBETT GROWTH AND INCOME
--------------------------------

         Unit Value 0.50% to 1.45%*
  2010   Lowest contract charge 0.50% Class B          $110.97             --                  --         --            16.89%
         Highest contract charge 1.45% Class B         $105.09             --                  --         --            15.78%
         All contract charges                               --            188            $ 19,871       0.50%              --
  2009   Lowest contract charge 0.50% Class B          $ 94.93             --                  --         --            17.52%
         Highest contract charge 1.45% Class B         $ 90.77             --                  --         --            16.40%
         All contract charges                               --            157            $ 14,310       0.75%              --
  2008   Lowest contract charge 0.50% Class B          $ 80.78             --                  --         --           (36.88)%
         Highest contract charge 1.45% Class B         $ 77.98             --                  --         --           (37.49)%
         All contract charges                               --            135            $ 10,625       1.57%              --
  2007   Lowest contract charge 0.50% Class B          $127.98             --                  --         --             2.95%
         Highest contract charge 1.45% Class B         $124.75             --                  --         --             1.97%
         All contract charges                               --            130            $ 16,386       1.18%              --
  2006   Lowest contract charge 0.50% Class B          $124.31             --                  --         --            16.63%
         Highest contract charge 1.45% Class B         $122.34             --                  --         --            15.51%
         All contract charges                               --             95            $ 11,695       1.50%              --

EQ/LORD ABBETT LARGE CAP CORE
-----------------------------

         Unit Value 0.50% to 1.45%*
  2010   Lowest contract charge 0.50% Class B          $127.57             --                  --         --            13.40%
         Highest contract charge 1.45% Class B         $120.82             --                  --         --            12.32%
         All contract charges                               --            340            $ 40,755       0.44%              --
  2009   Lowest contract charge 0.50% Class B          $112.50             --                  --         --            24.89%
         Highest contract charge 1.45% Class B         $107.57             --                  --         --            23.70%
         All contract charges                               --            227            $ 24,207       0.81%              --
  2008   Lowest contract charge 0.50% Class B          $ 90.08             --                  --         --           (31.32)%
         Highest contract charge 1.45% Class B         $ 86.96             --                  --         --           (31.98)%
         All contract charges                               --            104            $  9,067       1.30%              --
  2007   Lowest contract charge 0.50% Class B          $131.15             --                  --         --            10.12%
         Highest contract charge 1.45% Class B         $127.84             --                  --         --             9.07%
         All contract charges                               --             54            $  7,108       0.82%              --
  2006   Lowest contract charge 0.50% Class B          $119.10             --                  --         --            12.13%
         Highest contract charge 1.45% Class B         $117.21             --                  --         --            11.06%
         All contract charges                               --             35            $  4,131       1.24%              --

                                     FSA-124

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2010

8. Accumulation Unit Values (Continued)

   Shown below is accumulation unit value information for units outstanding throughout the periods indicated.

                                                                              YEARS ENDED DECEMBER 31,
                                                     --------------------------------------------------------------------------
                                                         UNIT             UNITS         NET ASSETS     INVESTMENT       TOTAL
                                                        VALUE      OUTSTANDING (000S)     (000S)     INCOME RATIO**   RETURN***
                                                     ------------ -------------------- ------------ ---------------- ----------
EQ/MID CAP INDEX
----------------
         Unit Value 0.50% to 1.45%*
  2010   Lowest contract charge 0.50% Class B          $127.87             --                  --         --            25.12%
         Highest contract charge 1.45% Class B         $113.13             --                  --         --            23.93%
         All contract charges                               --          2,915            $331,992       0.76%              --
  2009   Lowest contract charge 0.50% Class B          $102.20             --                  --         --            35.58%
         Highest contract charge 1.45% Class B         $ 91.29             --                  --         --            34.29%
         All contract charges                               --          2,983            $274,329       1.14%              --
  2008   Lowest contract charge 0.50% Class B          $ 75.38             --                  --         --           (49.53)%
         Highest contract charge 1.45% Class B         $ 67.98             --                  --         --           (50.02)%
         All contract charges                               --          2,796            $192,207       0.92%              --
  2007   Lowest contract charge 0.50% Class B          $149.37             --                  --         --             7.48%
         Highest contract charge 1.45% Class B         $136.02             --                  --         --             6.46%
         All contract charges                               --          2,644            $364,141         --               --
  2006   Lowest contract charge 0.50% Class B          $138.97             --                  --         --            10.97%
         Highest contract charge 1.45% Class B         $127.77             --                  --         --             9.91%
         All contract charges                               --          2,461            $318,026       3.32%              --

EQ/MID CAP VALUE PLUS (J)(K)(L)
-------------------------------
         Unit Value 0.50% to 1.45%*
  2010   Lowest contract charge 0.50% Class B          $178.03             --                  --         --            21.85%
         Highest contract charge 1.45% Class B         $128.33             --                  --         --            20.69%
         All contract charges                               --          3,090            $493,736       1.01%              --
  2009   Lowest contract charge 0.50% Class B          $146.11             --                  --         --            35.17%
         Highest contract charge 1.45% Class B         $106.33             --                  --         --            33.88%
         All contract charges                               --          3,356            $444,470       1.36%              --
  2008   Lowest contract charge 0.50% Class B          $108.09             --                  --         --           (39.87)%
         Highest contract charge 1.45% Class B         $ 79.42             --                  --         --           (40.45)%
         All contract charges                               --          2,463            $244,404       1.43%              --
  2007   Lowest contract charge 0.50% Class B          $179.75             --                  --         --            (2.09)%
         Highest contract charge 1.45% Class B         $133.36             --                  --         --            (3.03)%
         All contract charges                               --          2,763            $458,308       1.01%              --
  2006   Lowest contract charge 0.50% Class B          $183.59             --                  --         --            11.92%
         Highest contract charge 1.45% Class B         $137.53             --                  --         --            10.86%
         All contract charges                               --          2,889            $493,560       0.31%              --

EQ/MONEY MARKET +
-----------------
         Unit Value 0.50% to 1.49%*
  2010   Lowest contract charge 0.50% Class A (b)      $106.54             --                  --         --            (0.40)%
         Highest contract charge 1.49% Class A         $ 36.15             --                  --         --            (0.85)%
         All contract charges                               --          1,522            $ 75,400       0.06%              --
  2009   Lowest contract charge 0.50% Class A (b)      $106.97             --                  --         --            (0.21)%
         Highest contract charge 1.49% Class A         $ 36.46             --                  --         --            (1.43)%
         All contract charges                               --          1,888            $ 95,425       0.17%              --
  2008   Lowest contract charge 0.50% Class A (b)      $107.20             --                  --         --             1.85%
         Highest contract charge 1.49% Class A         $ 36.99             --                  --         --             1.04%
         All contract charges                               --          2,804            $139,434       2.82%              --
  2007   Lowest contract charge 0.50% Class A (b)      $105.25             --                  --         --             4.46%
         Highest contract charge 1.49% Class A         $ 36.61             --                  --         --             3.62%
         All contract charges                               --          3,066            $147,228       4.79%              --
  2006   Lowest contract charge 0.50% Class A (b)      $100.76             --                  --         --             0.76%
         Highest contract charge 1.49% Class A         $ 35.33             --                  --         --             3.35%
         All contract charges                               --          2,357            $111,741       4.59%              --

                                     FSA-125

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2010

8. Accumulation Unit Values (Continued)

   Shown below is accumulation unit value information for units outstanding throughout the periods indicated.

                                                                              YEARS ENDED DECEMBER 31,
                                                     --------------------------------------------------------------------------
                                                         UNIT             UNITS         NET ASSETS     INVESTMENT       TOTAL
                                                        VALUE      OUTSTANDING (000S)     (000S)     INCOME RATIO**   RETURN***
                                                     ------------ -------------------- ------------ ---------------- ----------
EQ/MONEY MARKET
---------------
         Unit Value 0.50% to 1.30%*
  2010   Lowest contract charge 0.50% Class B          $117.46            --                   --         --            (0.49)%
         Highest contract charge 1.30% Class B (c)     $102.12            --                   --         --            (1.28)%
         All contract charges                               --           328             $ 37,487       0.06%              --
  2009   Lowest contract charge 0.50% Class B          $118.04            --                   --         --            (0.51)%
         Highest contract charge 1.30% Class B (c)     $103.45            --                   --         --            (1.29)%
         All contract charges                               --           380             $ 44,026       0.17%              --
  2008   Lowest contract charge 0.50% Class B          $118.64            --                   --         --             1.60%
         Highest contract charge 1.30% Class B (c)     $104.80            --                   --         --             0.80%
         All contract charges                               --           466             $ 55,344       2.82%              --
  2007   Lowest contract charge 0.50% Class B          $116.77            --                   --         --             4.18%
         Highest contract charge 1.30% Class B (c)     $103.97            --                   --         --             3.35%
         All contract charges                               --           368             $ 44,041       4.79%              --
  2006   Lowest contract charge 0.50% Class B          $112.08            --                   --         --             3.96%
         Highest contract charge 1.30% Class B (c)     $100.60            --                   --         --             0.60%
         All contract charges                               --           293             $ 33,856       4.59%              --

EQ/MONTAG & CALDWELL GROWTH
---------------------------
         Unit Value 0.50% to 1.45%*
  2010   Lowest contract charge 0.50% Class B          $131.79            --                   --         --             7.68%
         Highest contract charge 1.45% Class B         $124.15            --                   --         --             6.65%
         All contract charges                               --           325             $ 40,465       0.61%              --
  2009   Lowest contract charge 0.50% Class B          $122.39            --                   --         --            29.09%
         Highest contract charge 1.45% Class B         $116.41            --                   --         --            27.85%
         All contract charges                               --           287             $ 33,366       0.44%              --
  2008   Lowest contract charge 0.50% Class B          $ 94.81            --                   --         --           (33.23)%
         Highest contract charge 1.45% Class B         $ 91.05            --                   --         --           (33.86)%
         All contract charges                               --           216             $ 19,750       0.25%              --
  2007   Lowest contract charge 0.50% Class B          $141.99            --                   --         --            20.21%
         Highest contract charge 1.45% Class B         $137.67            --                   --         --            19.06%
         All contract charges                               --           106             $ 14,637       0.46%              --
  2006   Lowest contract charge 0.50% Class B          $118.12            --                   --         --             7.41%
         Highest contract charge 1.45% Class B         $115.63            --                   --         --             6.39%
         All contract charges                               --            32             $  3,686       0.21%              --

EQ/MORGAN STANLEY MID CAP GROWTH
--------------------------------
         Unit Value 0.50% to 1.45%*
  2010   Lowest contract charge 0.50% Class B          $177.66            --                   --         --            31.64%
         Highest contract charge 1.45% Class B         $168.26            --                   --         --            30.38%
         All contract charges                               --           997             $166,171       0.12%              --
  2009   Lowest contract charge 0.50% Class B          $134.96            --                   --         --            56.28%
         Highest contract charge 1.45% Class B         $129.05            --                   --         --            54.79%
         All contract charges                               --           662             $ 84,822       0.00%              --
  2008   Lowest contract charge 0.50% Class B          $ 86.36            --                   --         --           (47.59)%
         Highest contract charge 1.45% Class B         $ 83.37            --                   --         --           (48.09)%
         All contract charges                               --           384             $ 32,050       0.00%              --
  2007   Lowest contract charge 0.50% Class B          $164.77            --                   --         --            21.80%
         Highest contract charge 1.45% Class B         $160.61            --                   --         --            20.63%
         All contract charges                               --           286             $ 45,962       0.34%              --
  2006   Lowest contract charge 0.50% Class B          $135.28            --                   --         --             8.71%
         Highest contract charge 1.45% Class B         $133.14            --                   --         --             7.68%
         All contract charges                               --           116             $ 15,516       0.47%              --

                                     FSA-126

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2010

8. Accumulation Unit Values (Continued)

   Shown below is accumulation unit value information for units outstanding throughout the periods indicated.

                                                                              YEARS ENDED DECEMBER 31,
                                                     --------------------------------------------------------------------------
                                                         UNIT             UNITS         NET ASSETS     INVESTMENT       TOTAL
                                                        VALUE      OUTSTANDING (000S)     (000S)     INCOME RATIO**   RETURN***
                                                     ------------ -------------------- ------------ ---------------- ----------
EQ/MUTUAL LARGE CAP EQUITY
--------------------------
         Unit Value 0.50% to 1.45%*
  2010   Lowest contract charge 0.50% Class B (a)      $ 92.75             --                  --         --             11.37%
         Highest contract charge 1.45% Class B (a)     $ 88.99             --                  --         --             10.31%
         All contract charges                               --            342            $ 30,620       1.86%               --
  2009   Lowest contract charge 0.50% Class B (a)      $ 83.28             --                  --         --             24.50%
         Highest contract charge 1.45% Class B (a)     $ 80.67             --                  --         --             23.31%
         All contract charges                               --            364            $ 29,448       0.19%               --
  2008   Lowest contract charge 0.50% Class B (a)      $ 66.89             --                  --         --            (38.41)%
         Highest contract charge 1.45% Class B (a)     $ 65.42             --                  --         --            (39.00)%
         All contract charges                               --            351            $ 23,077       3.77%               --
  2007   Lowest contract charge 0.50% Class B (a)      $108.61             --                  --         --              1.15%
         Highest contract charge 1.45% Class B (a)     $107.25             --                  --         --              0.17%
         All contract charges                               --            337            $ 36,145       0.00%               --
  2006   Lowest contract charge 0.50% Class B (a)      $107.38             --                  --         --              7.38%
         Highest contract charge 1.45% Class B (a)     $107.07             --                  --         --              7.07%
         All contract charges                               --             44            $  4,705       0.43%               --

EQ/OPPENHEIMER GLOBAL
---------------------
         Unit Value 0.50% to 1.45%*
  2010   Lowest contract charge 0.50% Class B (a)      $109.04             --                  --         --             14.61%
         Highest contract charge 1.45% Class B (a)     $104.61             --                  --         --             13.51%
         All contract charges                               --            356            $ 37,232       0.66%               --
  2009   Lowest contract charge 0.50% Class B (a)      $ 95.14             --                  --         --             37.92%
         Highest contract charge 1.45% Class B (a)     $ 92.16             --                  --         --             36.61%
         All contract charges                               --            242            $ 22,289       0.70%               --
  2008   Lowest contract charge 0.50% Class B (a)      $ 68.98             --                  --         --            (41.04)%
         Highest contract charge 1.45% Class B (a)     $ 67.46             --                  --         --            (41.61)%
         All contract charges                               --            160            $ 10,889       1.37%               --
  2007   Lowest contract charge 0.50% Class B (a)      $116.99             --                  --         --              5.18%
         Highest contract charge 1.45% Class B (a)     $115.53             --                  --         --              4.17%
         All contract charges                               --            114            $ 13,151       0.37%               --
  2006   Lowest contract charge 0.50% Class B (a)      $111.23             --                  --         --             11.23%
         Highest contract charge 1.45% Class B (a)     $110.91             --                  --         --             10.91%
         All contract charges                               --             21            $  2,340       0.05%               --

EQ/PIMCO ULTRA SHORT BOND (M)(N)
--------------------------------
         Unit Value 1.10% to 1.25%*
  2010   Lowest contract charge 1.10% Class A (v)      $100.28             --                  --         --             (0.02)%
         Highest contract charge 1.25% Class A (v)     $100.08             --                  --         --             (0.17)%
         All contract charges                               --              2            $    168       0.33%               --
  2009   Lowest contract charge 1.10% Class A (v)      $100.30             --                  --         --              0.30%
         Highest contract charge 1.25% Class A (v)     $100.25             --                  --         --              0.25%
         All contract charges                               --              2            $    171       1.17%               --

EQ/PIMCO ULTRA SHORT BOND (M)(N)
--------------------------------
         Unit Value 0.50% to 1.45%*
  2010   Lowest contract charge 0.50% Class B          $113.96             --                  --         --              0.34%
         Highest contract charge 1.45% Class B         $107.93             --                  --         --             (0.62)%
         All contract charges                               --          1,333            $145,853       0.33%               --
  2009   Lowest contract charge 0.50% Class B          $113.57             --                  --         --              7.47%
         Highest contract charge 1.45% Class B         $108.60             --                  --         --              6.44%
         All contract charges                               --          1,345            $147,582       1.17%               --

                                     FSA-127

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2010

8. Accumulation Unit Values (Continued)

   Shown below is accumulation unit value information for units outstanding throughout the periods indicated.

                                                                              YEARS ENDED DECEMBER 31,
                                                     --------------------------------------------------------------------------
                                                         UNIT             UNITS         NET ASSETS     INVESTMENT       TOTAL
                                                        VALUE      OUTSTANDING (000S)     (000S)     INCOME RATIO**   RETURN***
                                                     ------------ -------------------- ------------ ---------------- ----------
EQ/PIMCO ULTRA SHORT BOND (M)(N) (CONTINUED)
--------------------------------------------
  2008   Lowest contract charge 0.50% Class B          $105.68             --                  --          --          (4.53)%
         Highest contract charge 1.45% Class B         $102.03             --                  --          --          (5.44)%
         All contract charges                               --            975            $100,324        3.21%            --
  2007   Lowest contract charge 0.50% Class B          $110.69             --                  --          --          10.91%
         Highest contract charge 1.45% Class B         $107.90             --                  --          --           9.86%
         All contract charges                               --            448            $ 48,682        3.10%            --
  2006   Lowest contract charge 0.50% Class B          $ 99.80             --                  --          --          (0.11)%
         Highest contract charge 1.45% Class B         $ 98.22             --                  --          --          (1.06)%
         All contract charges                               --            303            $ 29,905        4.95%            --

EQ/QUALITY BOND PLUS (R)
------------------------
         Unit Value 0.50% to 1.45%*
  2010   Lowest contract charge 0.50% Class A (b)      $109.76             --                  --          --           5.93%
         Highest contract charge 1.45% Class A         $141.77             --                  --          --           4.93%
         All contract charges                               --            663            $119,757       10.69%            --
  2009   Lowest contract charge 0.50% Class A (b)      $103.61             --                  --          --           5.75%
         Highest contract charge 1.45% Class A         $135.11             --                  --          --           4.74%
         All contract charges                               --            714            $122,518        3.62%            --
  2008   Lowest contract charge 0.50% Class A (b)      $ 97.98             --                  --          --          (6.79)%
         Highest contract charge 1.45% Class A         $129.00             --                  --          --          (7.69)%
         All contract charges                               --            603            $ 98,734        5.15%            --
  2007   Lowest contract charge 0.50% Class A (b)      $105.12             --                  --          --           4.28%
         Highest contract charge 1.45% Class A         $139.74             --                  --          --           3.27%
         All contract charges                               --            691            $122,544        5.12%            --
  2006   Lowest contract charge 0.50% Class A (b)      $100.81             --                  --          --          (0.81)%
         Highest contract charge 1.45% Class A         $135.31             --                  --          --           2.58%
         All contract charges                               --            694            $119,214        4.01%            --

EQ/QUALITY BOND PLUS (R)
------------------------
         Unit Value 0.50% to 1.30%*
  2010   Lowest contract charge 0.50% Class B          $144.85             --                  --          --           5.71%
         Highest contract charge 1.30% Class B (c)     $105.17             --                  --          --           4.88%
         All contract charges                               --            257            $ 35,267       10.69%            --
  2009   Lowest contract charge 0.50% Class B          $137.03             --                  --          --           5.54%
         Highest contract charge 1.30% Class B (c)     $100.28             --                  --          --           4.70%
         All contract charges                               --            266            $ 35,438        3.62%            --
  2008   Lowest contract charge 0.50% Class B          $129.84             --                  --          --          (7.02)%
         Highest contract charge 1.30% Class B (c)     $ 95.78             --                  --          --          (7.74)%
         All contract charges                               --            195            $ 25,267        5.15%            --
  2007   Lowest contract charge 0.50% Class B          $139.64             --                  --          --           4.01%
         Highest contract charge 1.30% Class B (c)     $103.82             --                  --          --           3.18%
         All contract charges                               --            241            $ 33,892        5.12%            --
  2006   Lowest contract charge 0.50% Class B          $134.25             --                  --          --           3.30%
         Highest contract charge 1.30% Class B (c)     $100.62             --                  --          --           0.62%
         All contract charges                               --            246            $ 33,382        4.01%            --

EQ/SMALL COMPANY INDEX (Q)
--------------------------
         Unit Value 0.50% to 1.45%*
  2010   Lowest contract charge 0.50% Class B          $170.86             --                  --          --          25.19%
         Highest contract charge 1.45% Class B         $156.61             --                  --          --          24.00%
         All contract charges                               --          1,249            $194,601        0.97%            --

                                     FSA-128

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2010

8. Accumulation Unit Values (Continued)

   Shown below is accumulation unit value information for units outstanding throughout the periods indicated.

                                                                              YEARS ENDED DECEMBER 31,
                                                     --------------------------------------------------------------------------
                                                         UNIT             UNITS         NET ASSETS     INVESTMENT       TOTAL
                                                        VALUE      OUTSTANDING (000S)     (000S)     INCOME RATIO**   RETURN***
                                                     ------------ -------------------- ------------ ---------------- ----------
EQ/SMALL COMPANY INDEX (Q) (CONTINUED)
--------------------------------------
  2009   Lowest contract charge 0.50% Class B          $136.48             --                  --         --             25.50%
         Highest contract charge 1.45% Class B         $126.30             --                  --         --             24.30%
         All contract charges                               --          1,263            $158,989       0.00%               --
  2008   Lowest contract charge 0.50% Class B          $108.75             --                  --         --            (34.46)%
         Highest contract charge 1.45% Class B         $101.61             --                  --         --            (35.09)%
         All contract charges                               --          1,079            $110,179       0.86%               --
  2007   Lowest contract charge 0.50% Class B          $165.93             --                  --         --             (2.33)%
         Highest contract charge 1.45% Class B         $156.54             --                  --         --             (3.26)%
         All contract charges                               --          1,028            $162,622       1.40%               --
  2006   Lowest contract charge 0.50% Class B          $169.88             --                  --         --             17.12%
         Highest contract charge 1.45% Class B         $161.81             --                  --         --             16.01%
         All contract charges                               --            903            $147,411       1.37%               --

EQ/T. ROWE PRICE GROWTH STOCK (F)
---------------------------------
         Unit Value 0.50% to 1.45%*
  2010   Lowest contract charge 0.50% Class B          $111.04             --                  --         --             15.81%
         Highest contract charge 1.45% Class B         $104.60             --                  --         --             14.71%
         All contract charges                               --          1,301            $136,780       0.00%               --
  2009   Lowest contract charge 0.50% Class B          $ 95.88             --                  --         --             41.92%
         Highest contract charge 1.45% Class B         $ 91.19             --                  --         --             40.57%
         All contract charges                               --          1,059            $ 96,907       0.00%               --
  2008   Lowest contract charge 0.50% Class B          $ 67.56             --                  --         --            (42.49)%
         Highest contract charge 1.45% Class B         $ 64.87             --                  --         --            (43.05)%
         All contract charges                               --            804            $ 52,446       0.00%               --
  2007   Lowest contract charge 0.50% Class B          $117.48             --                  --         --              6.69%
         Highest contract charge 1.45% Class B         $113.91             --                  --         --              5.67%
         All contract charges                               --            750            $ 86,072       0.14%               --
  2006   Lowest contract charge 0.50% Class B          $110.11             --                  --         --             (4.49)%
         Highest contract charge 1.45% Class B         $107.80             --                  --         --             (5.40)%
         All contract charges                               --             80            $  8,636         --                --

EQ/TEMPLETON GLOBAL EQUITY
--------------------------
         Unit Value 0.50% to 1.45%*
  2010   Lowest contract charge 0.50% Class B (a)      $ 89.69             --                  --         --              7.45%
         Highest contract charge 1.45% Class B (a)     $ 86.05             --                  --         --              6.42%
         All contract charges                               --            363            $ 31,436       1.51%               --
  2009   Lowest contract charge 0.50% Class B (a)      $ 83.47             --                  --         --             29.39%
         Highest contract charge 1.45% Class B (a)     $ 80.86             --                  --         --             28.15%
         All contract charges                               --            345            $ 27,972       1.63%               --
  2008   Lowest contract charge 0.50% Class B (a)      $ 64.51             --                  --         --            (41.12)%
         Highest contract charge 1.45% Class B (a)     $ 63.10             --                  --         --            (41.68)%
         All contract charges                               --            291            $ 18,450       1.69%               --
  2007   Lowest contract charge 0.50% Class B (a)      $109.56             --                  --         --              1.58%
         Highest contract charge 1.45% Class B (a)     $108.19             --                  --         --              0.60%
         All contract charges                               --            276            $ 29,896       0.67%               --
  2006   Lowest contract charge 0.50% Class B (a)      $107.86             --                  --         --              7.86%
         Highest contract charge 1.45% Class B (a)     $107.54             --                  --         --              7.54%
         All contract charges                               --             45            $  4,856       0.45%               --

                                     FSA-129

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2010

8. Accumulation Unit Values (Continued)

   Shown below is accumulation unit value information for units outstanding throughout the periods indicated.

                                                                              YEARS ENDED DECEMBER 31,
                                                     --------------------------------------------------------------------------
                                                         UNIT             UNITS         NET ASSETS     INVESTMENT       TOTAL
                                                        VALUE      OUTSTANDING (000S)     (000S)     INCOME RATIO**   RETURN***
                                                     ------------ -------------------- ------------ ---------------- ----------
EQ/UBS GROWTH & INCOME
----------------------
         Unit Value 0.50% to 1.45%*
  2010   Lowest contract charge 0.50% Class B          $120.05           --                   --          --            12.50%
         Highest contract charge 1.45% Class B         $113.09           --                   --          --            11.43%
         All contract charges                               --          206              $22,949        0.73%              --
  2009   Lowest contract charge 0.50% Class B          $106.71           --                   --          --            31.77%
         Highest contract charge 1.45% Class B         $101.49           --                   --          --            30.52%
         All contract charges                               --          207              $20,745        0.00%              --
  2008   Lowest contract charge 0.50% Class B          $ 80.98           --                   --          --           (40.33)%
         Highest contract charge 1.45% Class B         $ 77.76           --                   --          --           (40.90)%
         All contract charges                               --          195              $15,016        1.19%              --
  2007   Lowest contract charge 0.50% Class B          $135.71           --                   --          --             0.66%
         Highest contract charge 1.45% Class B         $131.58           --                   --          --            (0.30)%
         All contract charges                               --          204              $27,120        0.92%              --
  2006   Lowest contract charge 0.50% Class B          $134.82           --                   --          --            13.58%
         Highest contract charge 1.45% Class B         $131.98           --                   --          --            12.50%
         All contract charges                               --          148              $19,665        0.98%              --

EQ/VAN KAMPEN COMSTOCK
----------------------
         Unit Value 0.50% to 1.45%*
  2010   Lowest contract charge 0.50% Class B          $107.82           --                   --          --            14.64%
         Highest contract charge 1.45% Class B         $102.11           --                   --          --            13.55%
         All contract charges                               --          227              $23,239        1.31%              --
  2009   Lowest contract charge 0.50% Class B          $ 94.05           --                   --          --            27.77%
         Highest contract charge 1.45% Class B         $ 89.93           --                   --          --            26.54%
         All contract charges                               --          210              $18,995        0.00%              --
  2008   Lowest contract charge 0.50% Class B          $ 73.61           --                   --          --           (37.26)%
         Highest contract charge 1.45% Class B         $ 71.07           --                   --          --           (37.86)%
         All contract charges                               --          197              $14,153        1.92%              --
  2007   Lowest contract charge 0.50% Class B          $117.33           --                   --          --            (2.99)%
         Highest contract charge 1.45% Class B         $114.37           --                   --          --            (3.92)%
         All contract charges                               --          199              $22,805        1.69%              --
  2006   Lowest contract charge 0.50% Class B          $120.95           --                   --          --            15.33%
         Highest contract charge 1.45% Class B         $119.04           --                   --          --            14.23%
         All contract charges                               --          152              $18,187        3.08%              --

EQ/WELLS FARGO ADVANTAGE OMEGA GROWTH
-------------------------------------
         Unit Value 0.50% to 1.45%*
  2010   Lowest contract charge 0.50% Class B          $117.54           --                   --          --            16.70%
         Highest contract charge 1.45% Class B         $109.06           --                   --          --            15.59%
         All contract charges                               --          661              $73,829        0.01%              --
  2009   Lowest contract charge 0.50% Class B          $100.72           --                   --          --            39.60%
         Highest contract charge 1.45% Class B         $ 94.35           --                   --          --            38.26%
         All contract charges                               --          484              $46,515        0.19%              --
  2008   Lowest contract charge 0.50% Class B          $ 72.15           --                   --          --           (27.97)%
         Highest contract charge 1.45% Class B         $ 68.24           --                   --          --           (28.66)%
         All contract charges                               --          305              $21,123        0.58%              --
  2007   Lowest contract charge 0.50% Class B          $100.16           --                   --          --            10.77%
         Highest contract charge 1.45% Class B         $ 95.65           --                   --          --             9.72%
         All contract charges                               --          295              $28,671          --               --
  2006   Lowest contract charge 0.50% Class B          $ 90.42           --                   --          --             5.34%
         Highest contract charge 1.45% Class B         $ 87.18           --                   --          --             4.34%
         All contract charges                               --          257              $22,739        2.11%              --

                                     FSA-130

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2010

8. Accumulation Unit Values (Continued)

   Shown below is accumulation unit value information for units outstanding throughout the periods indicated.

                                                                                      YEARS ENDED DECEMBER 31,
                                                              ----------------------------------------------------------------------
                                                                               UNITS
                                                                 UNIT       OUTSTANDING      NET ASSETS     INVESTMENT       TOTAL
                                                                VALUE          (000S)          (000S)     INCOME RATIO**   RETURN***
                                                              ---------     ------------     ----------   --------------   ---------
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO
---------------------------------------
         Unit Value 0.70% to 1.34%*
  2010   Lowest contract charge 0.70% Service Class 2 (w)      $117.81          --                 --          --           12.48%
         Highest contract charge 1.34% Service Class 2 (w)     $117.57          --                 --          --           12.28%
         All contract charges                                       --         147            $16,900        2.98%             --

FIDELITY(R) VIP EQUITY-INCOME PORTFOLIO
---------------------------------------
         Unit Value 0.90% to 1.20%*
  2010   Lowest contract charge 0.90% Service Class 2 (w)      $102.89          --                 --          --            3.37%
         Highest contract charge 1.20% Service Class 2 (w)     $102.67          --                 --          --            3.16%
         All contract charges                                       --           2            $   192        3.45%             --

FIDELITY(R) VIP MID CAP PORTFOLIO
---------------------------------
         Unit Value 0.90% to 1.20%*
  2010   Lowest contract charge 0.90% Service Class 2 (w)      $112.63          --                 --          --           13.50%
         Highest contract charge 1.20% Service Class 2 (w)     $112.39          --                 --          --           13.27%
         All contract charges                                       --          13            $ 1,569        0.28%             --

GOLDMAN SACHS VIT MID CAP VALUE FUND
------------------------------------
         Unit Value 0.90% to 1.20%*
  2010   Lowest contract charge 0.90% Service Shares (w)       $107.80          --                 --          --            7.99%
         Highest contract charge 1.20% Service Shares (w)      $107.57          --                 --          --            7.77%
         All contract charges                                       --           3            $   377        1.16%             --

INVESCO V.I. FINANCIAL SERVICES FUND
------------------------------------
         Unit Value 1.00% to 1.20%*
  2010   Lowest contract charge 1.00% Series II (w)            $ 93.74          --                 --          --           (4.45)%
         Highest contract charge 1.20% Series II (w)           $ 93.61          --                 --          --           (4.57)%
         All contract charges                                       --          --            $    32        0.00%             --

INVESCO V.I. GLOBAL REAL ESTATE FUND
------------------------------------
         Unit Value 0.70% to 1.34%*
  2010   Lowest contract charge 0.70% Series II (w)            $109.44          --                 --          --            5.19%
         Highest contract charge 1.34% Series II (w)           $109.21          --                 --          --            5.00%
         All contract charges                                       --          33            $ 3,634        1.16%             --

INVESCO V.I. INTERNATIONAL GROWTH FUND
--------------------------------------
         Unit Value 0.90% to 1.20%*
  2010   Lowest contract charge 0.90% Series II (w)            $109.72          --                 --          --           11.11%
         Highest contract charge 1.20% Series II (w)           $109.49          --                 --          --           10.89%
         All contract charges                                       --          12            $ 1,264        1.91%             --

INVESCO V.I. MID CAP CORE EQUITY FUND
-------------------------------------
         Unit Value 0.70% to 1.34%*
  2010   Lowest contract charge 0.70% Series II (w)            $114.89          --                 --          --            9.90%
         Highest contract charge 1.34% Series II (w)           $114.65          --                 --          --            9.70%
         All contract charges                                       --          16            $ 1,938        0.11%             --

INVESCO V.I. SMALL CAP EQUITY FUND
----------------------------------
         Unit Value 0.70% to 1.34%*
  2010   Lowest contract charge 0.70% Series II (w)            $124.58          --                 --          --           17.58%
         Highest contract charge 1.34% Series II (w)           $124.31          --                 --          --           17.37%
         All contract charges                                       --           5            $   788        0.00%             --

                                     FSA-131

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2010

8. Accumulation Unit Values (Continued)

   Shown below is accumulation unit value information for units outstanding throughout the periods indicated.

                                                                                      YEARS ENDED DECEMBER 31,
                                                              ----------------------------------------------------------------------
                                                                               UNITS
                                                                 UNIT       OUTSTANDING      NET ASSETS     INVESTMENT       TOTAL
                                                                VALUE          (000S)          (000S)     INCOME RATIO**   RETURN***
                                                              ---------     ------------     ----------   --------------   ---------
IVY FUNDS VIP ENERGY
--------------------
         Unit Value 0.70% to 1.34%*
  2010   Lowest contract charge 0.70% Common Shares (w)        $128.82          --                 --          --           24.79%
         Highest contract charge 1.34% Common Shares (w)       $128.55          --                 --          --           24.57%
         All contract charges                                       --          29            $ 3,760        0.00%             --

IVY FUNDS VIP HIGH INCOME
-------------------------
         Unit Value 0.70% to 1.34%*
  2010   Lowest contract charge 0.70% Common Shares (y)        $106.45          --                 --          --            4.86%
         Highest contract charge 1.34% Common Shares (y)       $106.22          --                 --          --            4.67%
         All contract charges                                       --          53            $ 5,682        0.00%             --

IVY FUNDS VIP SMALL CAP GROWTH
------------------------------
         Unit Value 0.90% to 1.20%*
  2010   Lowest contract charge 0.90% Common Shares (w)        $112.82          --                 --          --           13.52%
         Highest contract charge 1.20% Common Shares (w)       $112.58          --                 --          --           13.30%
         All contract charges                                       --           2            $   268        0.00%             --

LAZARD RETIREMENT EMERGING MARKETS EQUITY PORTFOLIO
---------------------------------------------------
         Unit Value 0.50% to 1.34%*
  2010   Lowest contract charge 0.50% Service Shares (y)       $113.71          --                 --          --            8.60%
         Highest contract charge 1.34% Service Shares (y)      $113.40          --                 --          --            8.34%
         All contract charges                                       --         144            $16,398        1.82%             --

MFS(R) INTERNATIONAL VALUE PORTFOLIO
------------------------------------
         Unit Value 0.70% to 1.34%*
  2010   Lowest contract charge 0.70% Service Class (w)        $111.39          --                 --          --            7.84%
         Highest contract charge 1.34% Service Class (w)       $111.16          --                 --          --            7.65%
         All contract charges                                       --          55            $ 6,102        0.00%             --

MFS(R) INVESTORS GROWTH STOCK SERIES
------------------------------------
         Unit Value 0.70% to 1.34%*
  2010   Lowest contract charge 0.70% Service Class (y)        $119.15          --                 --          --           12.10%
         Highest contract charge 1.34% Service Class (y)       $118.90          --                 --          --           11.90%
         All contract charges                                       --           3            $   314        0.00%             --

MFS(R) INVESTORS TRUST SERIES
-----------------------------
         Unit Value 0.90% to 1.34%*
  2010   Lowest contract charge 0.90% Service Class (w)        $115.04          --                 --          --            9.34%
         Highest contract charge 1.34% Service Class (w)       $114.87          --                 --          --            9.20%
         All contract charges                                       --          16            $ 1,748        0.00%             --

MFS(R) TECHNOLOGY PORTFOLIO
---------------------------
         Unit Value 0.70% to 1.34%*
  2010   Lowest contract charge 0.70% Service Class (y)        $119.29          --                 --          --           11.34%
         Highest contract charge 1.34% Service Class (y)       $119.04          --                 --          --           11.14%
         All contract charges                                       --          16            $ 1,973        0.00%             --

MFS(R) UTILITIES SERIES
-----------------------
         Unit Value 0.70% to 1.34%*
  2010   Lowest contract charge 0.70% Service Class (y)        $111.03          --                 --          --            9.36%
         Highest contract charge 1.34% Service Class (y)       $110.79          --                 --          --            9.16%
         All contract charges                                       --          19            $ 2,068        0.00%             --

                                     FSA-132

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2010

8. Accumulation Unit Values (Continued)

   Shown below is accumulation unit value information for units outstanding throughout the periods indicated.

                                                                              YEARS ENDED DECEMBER 31,
                                                     --------------------------------------------------------------------------
                                                         UNIT             UNITS         NET ASSETS     INVESTMENT       TOTAL
                                                        VALUE      OUTSTANDING (000S)     (000S)     INCOME RATIO**   RETURN***
                                                     ------------ -------------------- ------------ ---------------- ----------
MULTIMANAGER AGGRESSIVE EQUITY (O)(X)
-------------------------------------
         Unit Value 0.50% to 1.45%*
  2010   Lowest contract charge 0.50% Class A (b)      $ 99.90              --                 --         --            17.31%
         Highest contract charge 1.45% Class A         $ 71.74              --                 --         --            16.19%
         All contract charges                               --           7,304           $598,009       0.87%              --
  2009   Lowest contract charge 0.50% Class A (b)      $ 85.16              --                 --         --            36.94%
         Highest contract charge 1.45% Class A         $ 61.74              --                 --         --            35.63%
         All contract charges                               --           7,754           $543,315       0.40%              --
  2008   Lowest contract charge 0.50% Class A (b)      $ 62.19              --                 --         --           (46.81)%
         Highest contract charge 1.45% Class A         $ 45.52              --                 --         --           (47.32)%
         All contract charges                               --           7,902           $406,785       0.49%              --
  2007   Lowest contract charge 0.50% Class A (b)      $116.93              --                 --         --            11.11%
         Highest contract charge 1.45% Class A         $ 86.41              --                 --         --            10.03%
         All contract charges                               --           8,900           $867,396       0.10%              --
  2006   Lowest contract charge 0.50% Class A (b)      $105.24              --                 --         --             5.24%
         Highest contract charge 1.45% Class A         $ 78.53              --                 --         --             3.85%
         All contract charges                               --          10,463           $923,899       0.17%              --

MULTIMANAGER AGGRESSIVE EQUITY (O)(X)
-------------------------------------
         Unit Value 0.50% to 1.30%*
  2010   Lowest contract charge 0.50% Class B          $ 75.07              --                 --         --            17.02%
         Highest contract charge 1.30% Class B (c)     $ 95.64              --                 --         --            16.10%
         All contract charges                               --             367           $ 27,322       0.87%              --
  2009   Lowest contract charge 0.50% Class B          $ 64.15              --                 --         --            36.58%
         Highest contract charge 1.30% Class B (c)     $ 82.38              --                 --         --            35.52%
         All contract charges                               --             279           $ 17,675       0.40%              --
  2008   Lowest contract charge 0.50% Class B          $ 46.97              --                 --         --           (46.94)%
         Highest contract charge 1.30% Class B (c)     $ 60.79              --                 --         --           (47.37)%
         All contract charges                               --             133           $  6,081       0.49%              --
  2007   Lowest contract charge 0.50% Class B          $ 88.52              --                 --         --            10.83%
         Highest contract charge 1.30% Class B (c)     $115.50              --                 --         --             9.95%
         All contract charges                               --             159           $ 13,842       0.10%              --
  2006   Lowest contract charge 0.50% Class B          $ 79.87              --                 --         --             4.59%
         Highest contract charge 1.30% Class B (c)     $105.05              --                 --         --             5.05%
         All contract charges                               --             190           $ 14,885       0.17%              --

MULTIMANAGER CORE BOND
----------------------
         Unit Value 0.50% to 1.45%*
  2010   Lowest contract charge 0.50% Class B          $147.39              --                 --         --             5.68%
         Highest contract charge 1.45% Class B         $135.19              --                 --         --             4.66%
         All contract charges                               --             818           $111,731       2.80%              --
  2009   Lowest contract charge 0.50% Class B          $139.47              --                 --         --             7.77%
         Highest contract charge 1.45% Class B         $129.17              --                 --         --             6.74%
         All contract charges                               --             666           $ 86,980       3.57%              --
  2008   Lowest contract charge 0.50% Class B          $129.41              --                 --         --             1.95%
         Highest contract charge 1.45% Class B         $121.01              --                 --         --             0.98%
         All contract charges                               --             582           $ 71,497       4.88%              --
  2007   Lowest contract charge 0.50% Class B          $126.94              --                 --         --             5.73%
         Highest contract charge 1.45% Class B         $119.83              --                 --         --             4.71%
         All contract charges                               --             594           $ 72,099       4.09%              --
  2006   Lowest contract charge 0.50% Class B          $120.06              --                 --         --             3.25%
         Highest contract charge 1.45% Class B         $114.44              --                 --         --             2.27%
         All contract charges                               --             591           $ 68,372       4.11%              --

                                     FSA-133

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2010

8. Accumulation Unit Values (Continued)

   Shown below is accumulation unit value information for units outstanding throughout the periods indicated.

                                                                              YEARS ENDED DECEMBER 31,
                                                     --------------------------------------------------------------------------
                                                         UNIT             UNITS         NET ASSETS     INVESTMENT       TOTAL
                                                        VALUE      OUTSTANDING (000S)     (000S)     INCOME RATIO**   RETURN***
                                                     ------------ -------------------- ------------ ---------------- ----------
MULTIMANAGER INTERNATIONAL EQUITY
---------------------------------
         Unit Value 0.50% to 1.45%*
  2010   Lowest contract charge 0.50% Class B          $142.88           --                    --         --             6.42%
         Highest contract charge 1.45% Class B         $131.06           --                    --         --             5.40%
         All contract charges                               --          552              $ 73,081       2.93%              --
  2009   Lowest contract charge 0.50% Class B          $134.26           --                    --         --            29.27%
         Highest contract charge 1.45% Class B         $124.34           --                    --         --            28.04%
         All contract charges                               --          597              $ 74,900       1.59%              --
  2008   Lowest contract charge 0.50% Class B          $103.86           --                    --         --           (47.50)%
         Highest contract charge 1.45% Class B         $ 97.11           --                    --         --           (48.00)%
         All contract charges                               --          616              $ 60,647       1.53%              --
  2007   Lowest contract charge 0.50% Class B          $197.82           --                    --         --            11.87%
         Highest contract charge 1.45% Class B         $186.75           --                    --         --            10.79%
         All contract charges                               --          644              $121,692       0.72%              --
  2006   Lowest contract charge 0.50% Class B          $176.83           --                    --         --            24.69%
         Highest contract charge 1.45% Class B         $168.56           --                    --         --            23.50%
         All contract charges                               --          615              $104,906       2.18%              --

MULTIMANAGER LARGE CAP CORE EQUITY
----------------------------------
         Unit Value 0.50% to 1.45%*
  2010   Lowest contract charge 0.50% Class B          $118.37           --                    --         --            10.98%
         Highest contract charge 1.45% Class B         $108.58           --                    --         --             9.93%
         All contract charges                               --          137              $ 15,023       0.26%              --
  2009   Lowest contract charge 0.50% Class B          $106.66           --                    --         --            31.86%
         Highest contract charge 1.45% Class B         $ 98.77           --                    --         --            30.58%
         All contract charges                               --          150              $ 15,024       1.43%              --
  2008   Lowest contract charge 0.50% Class B          $ 80.89           --                    --         --           (39.85)%
         Highest contract charge 1.45% Class B         $ 75.64           --                    --         --           (40.41)%
         All contract charges                               --          159              $ 12,192       0.51%              --
  2007   Lowest contract charge 0.50% Class B          $134.47           --                    --         --             4.48%
         Highest contract charge 1.45% Class B         $126.94           --                    --         --             3.47%
         All contract charges                               --          173              $ 22,281       0.43%              --
  2006   Lowest contract charge 0.50% Class B          $128.70           --                    --         --            13.01%
         Highest contract charge 1.45% Class B         $122.68           --                    --         --            11.94%
         All contract charges                               --          162              $ 20,110       0.60%              --

MULTIMANAGER LARGE CAP VALUE
----------------------------
         Unit Value 0.50% to 1.45%*
  2010   Lowest contract charge 0.50% Class B          $132.37           --                    --         --            12.59%
         Highest contract charge 1.45% Class B         $121.41           --                    --         --            11.51%
         All contract charges                               --          468              $ 57,445       0.87%              --
  2009   Lowest contract charge 0.50% Class B          $117.57           --                    --         --            22.65%
         Highest contract charge 1.45% Class B         $108.88           --                    --         --            21.09%
         All contract charges                               --          507              $ 55,659       1.87%              --
  2008   Lowest contract charge 0.50% Class B          $ 96.17           --                    --         --           (37.77)%
         Highest contract charge 1.45% Class B         $ 89.92           --                    --         --           (38.36)%
         All contract charges                               --          523              $ 47,681       1.42%              --
  2007   Lowest contract charge 0.50% Class B          $154.53           --                    --         --             3.12%
         Highest contract charge 1.45% Class B         $145.88           --                    --         --             2.13%
         All contract charges                               --          501              $ 73,897       1.12%              --
  2006   Lowest contract charge 0.50% Class B          $149.85           --                    --         --            18.73%
         Highest contract charge 1.45% Class B         $142.84           --                    --         --            17.60%
         All contract charges                               --          457              $ 65,936       2.93%              --

                                     FSA-134

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2010

8. Accumulation Unit Values (Continued)

   Shown below is accumulation unit value information for units outstanding throughout the periods indicated.

                                                                              YEARS ENDED DECEMBER 31,
                                                     --------------------------------------------------------------------------
                                                         UNIT             UNITS         NET ASSETS     INVESTMENT       TOTAL
                                                        VALUE      OUTSTANDING (000S)     (000S)     INCOME RATIO**   RETURN***
                                                     ------------ -------------------- ------------ ---------------- ----------
MULTIMANAGER MID CAP GROWTH
---------------------------
         Unit Value 0.50% to 1.45%*
  2010   Lowest contract charge 0.50% Class B          $127.00           --                    --         --           26.24%
         Highest contract charge 1.45% Class B         $116.49           --                    --         --           25.04%
         All contract charges                               --          642              $ 76,165       0.00%             --
  2009   Lowest contract charge 0.50% Class B          $100.60           --                    --         --           41.07%
         Highest contract charge 1.45% Class B         $ 93.16           --                    --         --           39.71%
         All contract charges                               --          679              $ 64,442       0.00%             --
  2008   Lowest contract charge 0.50% Class B          $ 71.31           --                    --         --          (43.86)%
         Highest contract charge 1.45% Class B         $ 66.68           --                    --         --          (44.40)%
         All contract charges                               --          679              $ 46,112       0.00%             --
  2007   Lowest contract charge 0.50% Class B          $127.03           --                    --         --           11.34%
         Highest contract charge 1.45% Class B         $119.92           --                    --         --           10.27%
         All contract charges                               --          730              $ 88,998         --              --
  2006   Lowest contract charge 0.50% Class B          $114.09           --                    --         --            9.07%
         Highest contract charge 1.45% Class B         $108.75           --                    --         --            8.03%
         All contract charges                               --          753              $ 82,924       0.51%             --

MULTIMANAGER MID CAP VALUE
--------------------------
         Unit Value 0.50% to 1.45%*
  2010   Lowest contract charge 0.50% Class B          $164.62           --                    --         --           24.29%
         Highest contract charge 1.45% Class B         $150.99           --                    --         --           23.10%
         All contract charges                               --          487              $ 74,122       0.77%             --
  2009   Lowest contract charge 0.50% Class B          $132.45           --                    --         --           43.64%
         Highest contract charge 1.45% Class B         $122.66           --                    --         --           42.28%
         All contract charges                               --          487              $ 60,246       3.10%             --
  2008   Lowest contract charge 0.50% Class B          $ 92.21           --                    --         --          (36.28)%
         Highest contract charge 1.45% Class B         $ 86.21           --                    --         --          (36.90)%
         All contract charges                               --          478              $ 41,835       0.45%             --
  2007   Lowest contract charge 0.50% Class B          $144.72           --                    --         --           (0.41)%
         Highest contract charge 1.45% Class B         $136.63           --                    --         --           (1.36)%
         All contract charges                               --          514              $ 71,135         --              --
  2006   Lowest contract charge 0.50% Class B          $145.32           --                    --         --           14.16%
         Highest contract charge 1.45% Class B         $138.52           --                    --         --           13.07%
         All contract charges                               --          539              $ 75,665       1.69%             --

MULTIMANAGER MULTI-SECTOR BOND
------------------------------
         Unit Value 0.50% to 1.45%*
  2010   Lowest contract charge 0.50% Class A (b)      $ 93.72           --                    --         --            6.36%
         Highest contract charge 1.45% Class A         $ 92.17           --                    --         --            5.35%
         All contract charges                               --          586              $ 92,038       2.82%             --
  2009   Lowest contract charge 0.50% Class A (b)      $ 88.11           --                    --         --            9.36%
         Highest contract charge 1.45% Class A         $ 87.49           --                    --         --            8.32%
         All contract charges                               --          599              $ 89,248       4.66%             --
  2008   Lowest contract charge 0.50% Class A (b)      $ 80.57           --                    --         --          (23.70)%
         Highest contract charge 1.45% Class A         $ 80.77           --                    --         --          (24.43)%
         All contract charges                               --          645              $ 88,735       9.05%             --
  2007   Lowest contract charge 0.50% Class A (b)      $105.59           --                    --         --            2.88%
         Highest contract charge 1.45% Class A         $106.88           --                    --         --            1.90%
         All contract charges                               --          749              $136,313       7.58%             --
  2006   Lowest contract charge 0.50% Class A (b)      $102.63           --                    --         --            2.63%
         Highest contract charge 1.45% Class A         $104.89           --                    --         --            8.61%
         All contract charges                               --          767              $137,007       7.11%             --

                                     FSA-135

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2010

8. Accumulation Unit Values (Continued)

   Shown below is accumulation unit value information for units outstanding throughout the periods indicated.

                                                                              YEARS ENDED DECEMBER 31,
                                                     --------------------------------------------------------------------------
                                                         UNIT             UNITS         NET ASSETS     INVESTMENT       TOTAL
                                                        VALUE      OUTSTANDING (000S)     (000S)     INCOME RATIO**   RETURN***
                                                     ------------ -------------------- ------------ ---------------- ----------
MULTIMANAGER MULTI-SECTOR BOND
------------------------------
         Unit Value 0.50% to 1.30%*
  2010   Lowest contract charge 0.50% Class B          $121.72             --                  --           --           6.09%
         Highest contract charge 1.30% Class B (c)     $ 89.73             --                  --           --           5.26%
         All contract charges                               --            305            $ 30,085         2.82%            --
  2009   Lowest contract charge 0.50% Class B          $114.73             --                  --           --           9.10%
         Highest contract charge 1.30% Class B (c)     $ 85.24             --                  --           --           8.23%
         All contract charges                               --            277            $ 26,252         4.66%            --
  2008   Lowest contract charge 0.50% Class B          $105.16             --                  --           --         (23.89)%
         Highest contract charge 1.30% Class B (c)     $ 78.76             --                  --           --         (24.49)%
         All contract charges                               --            298            $ 26,227         9.05%            --
  2007   Lowest contract charge 0.50% Class B          $138.16             --                  --           --           2.62%
         Highest contract charge 1.30% Class B (c)     $104.30             --                  --           --           1.81%
         All contract charges                               --            384            $ 44,436         7.58%            --
  2006   Lowest contract charge 0.50% Class B          $134.63             --                  --           --           9.38%
         Highest contract charge 1.30% Class B (c)     $102.45             --                  --           --           2.45%
         All contract charges                               --            379            $ 42,859         7.11%            --

MULTIMANAGER SMALL CAP GROWTH (G)
---------------------------------
         Unit Value 0.50% to 1.45%*
  2010   Lowest contract charge 0.50% Class B          $136.02             --                  --           --          27.01%
         Highest contract charge 1.45% Class B         $128.13             --                  --           --          25.81%
         All contract charges                               --            410            $ 52,764         0.00%            --
  2009   Lowest contract charge 0.50% Class B          $107.09             --                  --           --          33.86%
         Highest contract charge 1.45% Class B         $101.85             --                  --           --          32.58%
         All contract charges                               --            429            $ 43,863         0.00%            --
  2008   Lowest contract charge 0.50% Class B          $ 80.00             --                  --           --         (42.40)%
         Highest contract charge 1.45% Class B         $ 76.82             --                  --           --         (42.96)%
         All contract charges                               --            416            $ 32,215         0.00%            --
  2007   Lowest contract charge 0.50% Class B          $138.89             --                  --           --           3.16%
         Highest contract charge 1.45% Class B         $134.67             --                  --           --           2.17%
         All contract charges                               --            439            $ 59,581           --             --
  2006   Lowest contract charge 0.50% Class B          $134.64             --                  --           --           9.66%
         Highest contract charge 1.45% Class B         $131.81             --                  --           --           8.61%
         All contract charges                               --            297            $ 39,279         1.47%            --

MULTIMANAGER SMALL CAP VALUE
----------------------------
         Unit Value 0.50% to 1.45%*
  2010   Lowest contract charge 0.50% Class B          $180.17             --                  --           --          23.89%
         Highest contract charge 1.45% Class B         $134.66             --                  --           --          22.70%
         All contract charges                               --            783            $134,605         0.15%            --
  2009   Lowest contract charge 0.50% Class B          $145.43             --                  --           --          25.78%
         Highest contract charge 1.45% Class B         $109.75             --                  --           --          24.59%
         All contract charges                               --            853            $119,151         1.05%            --
  2008   Lowest contract charge 0.50% Class B          $115.62             --                  --           --         (38.17)%
         Highest contract charge 1.45% Class B         $ 88.09             --                  --           --         (38.77)%
         All contract charges                               --            872            $ 97,762         0.25%            --
  2007   Lowest contract charge 0.50% Class B          $187.01             --                  --           --         (10.30)%
         Highest contract charge 1.45% Class B         $143.86             --                  --           --         (11.16)%
         All contract charges                               --            957            $174,548         0.31%            --
  2006   Lowest contract charge 0.50% Class B          $208.48             --                  --           --          15.53%
         Highest contract charge 1.45% Class B         $161.93             --                  --           --          14.43%
         All contract charges                               --          1,040            $213,071         5.68%            --

                                     FSA-136

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2010

8. Accumulation Unit Values (Continued)

   Shown below is accumulation unit value information for units outstanding throughout the periods indicated.

                                                                                      YEARS ENDED DECEMBER 31,
                                                              ----------------------------------------------------------------------
                                                                               UNITS
                                                                 UNIT       OUTSTANDING      NET ASSETS     INVESTMENT       TOTAL
                                                                VALUE          (000S)          (000S)     INCOME RATIO**   RETURN***
                                                              ---------     ------------     ----------   --------------   ---------
MULTIMANAGER TECHNOLOGY
-----------------------
         Unit Value 0.50% to 1.45%*
  2010   Lowest contract charge 0.50% Class B                  $126.51            --                --          --           17.11%
         Highest contract charge 1.45% Class B                 $116.04            --                --          --           16.01%
         All contract charges                                       --         1,075          $126,366        0.00%             --
  2009   Lowest contract charge 0.50% Class B                  $108.02            --                --          --           57.65%
         Highest contract charge 1.45% Class B                 $100.03            --                --          --           56.15%
         All contract charges                                       --         1,128          $114,338        0.00%             --
  2008   Lowest contract charge 0.50% Class B                  $ 68.52            --                --          --          (47.34)%
         Highest contract charge 1.45% Class B                 $ 64.06            --                --          --          (47.85)%
         All contract charges                                       --           995          $ 64,569        0.00%             --
  2007   Lowest contract charge 0.50% Class B                  $130.12            --                --          --           17.63%
         Highest contract charge 1.45% Class B                 $122.84            --                --          --           16.50%
         All contract charges                                       --         1,044          $129,627          --              --
  2006   Lowest contract charge 0.50% Class B                  $110.62            --                --          --            6.76%
         Highest contract charge 1.45% Class B                 $105.44            --                --          --            5.74%
         All contract charges                                       --         1,063          $113,046          --              --

OPPENHEIMER MAIN STREET FUND(R) /VA
-----------------------------------
         Unit Value 1.20% to 1.20%*
  2010   Lowest contract charge 1.20% Service Class (w)        $106.41            --                --          --            7.17%
         Highest contract charge 1.20% Service Class (w)       $106.41            --                --          --            7.17%
         All contract charges                                       --            --          $     52        0.00%             --

PIMCO VARIABLE INSURANCE TRUST COMMODITYREALRETURN(R) STRATEGY PORTFOLIO
------------------------------------------------------------------------
         Unit Value 0.90% to 1.20%*
  2010   Lowest contract charge 0.90% Advisor Class (w)        $123.43            --                --          --           22.88%
         Highest contract charge 1.20% Advisor Class (w)       $123.17            --                --          --           22.63%
         All contract charges                                       --             4          $    561       11.03%             --

TARGET 2015 ALLOCATION
----------------------
         Unit Value 0.50% to 1.45%*
  2010   Lowest contract charge 0.50% Class B (a)              $105.72            --                --          --           10.17%
         Highest contract charge 1.45% Class B (a)             $101.43            --                --          --            9.12%
         All contract charges                                       --           202          $ 20,501        1.52%             --
  2009   Lowest contract charge 0.50% Class B (a)              $ 95.96            --                --          --           19.71%
         Highest contract charge 1.45% Class B (a)             $ 92.95            --                --          --           18.56%
         All contract charges                                       --           171          $ 15,922        4.64%             --
  2008   Lowest contract charge 0.50% Class B (a)              $ 80.16            --                --          --          (30.82)%
         Highest contract charge 1.45% Class B (a)             $ 78.40            --                --          --          (31.49)%
         All contract charges                                       --           128          $ 10,137        3.62%             --
  2007   Lowest contract charge 0.50% Class B (a)              $115.88            --                --          --            6.70%
         Highest contract charge 1.45% Class B (a)             $114.43            --                --          --            5.68%
         All contract charges                                       --            67          $  7,845        5.13%             --
  2006   Lowest contract charge 0.50% Class B (a)              $108.60            --                --          --            8.60%
         Highest contract charge 1.45% Class B (a)             $108.28            --                --          --            8.28%
         All contract charges                                       --            11          $  1,222       10.42%             --

TARGET 2025 ALLOCATION
----------------------
         Unit Value 0.50% to 1.45%*
  2010   Lowest contract charge 0.50% Class B (a)              $103.33            --                --          --           11.38%
         Highest contract charge 1.45% Class B (a)             $ 99.13            --                --          --           10.32%
         All contract charges                                       --           272          $ 27,184        1.46%             --

                                     FSA-137

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2010

8. Accumulation Unit Values (Continued)

   Shown below is accumulation unit value information for units outstanding throughout the periods indicated.

                                                                              YEARS ENDED DECEMBER 31,
                                                     --------------------------------------------------------------------------
                                                         UNIT             UNITS         NET ASSETS     INVESTMENT       TOTAL
                                                        VALUE      OUTSTANDING (000S)     (000S)     INCOME RATIO**   RETURN***
                                                     ------------ -------------------- ------------ ---------------- ----------
TARGET 2025 ALLOCATION (CONTINUED)
----------------------------------
  2009   Lowest contract charge 0.50% Class B (a)      $ 92.77           --                   --          --            22.58%
         Highest contract charge 1.45% Class B (a)     $ 89.86           --                   --          --            21.42%
         All contract charges                               --          222              $20,037        4.87%              --
  2008   Lowest contract charge 0.50% Class B (a)      $ 75.68           --                   --          --           (35.34)%
         Highest contract charge 1.45% Class B (a)     $ 74.01           --                   --          --           (35.96)%
         All contract charges                               --          143              $10,694        3.46%              --
  2007   Lowest contract charge 0.50% Class B (a)      $117.04           --                   --          --             6.83%
         Highest contract charge 1.45% Class B (a)     $115.57           --                   --          --             5.80%
         All contract charges                               --           80              $ 9,227        4.20%              --
  2006   Lowest contract charge 0.50% Class B (a)      $109.56           --                   --          --             9.56%
         Highest contract charge 1.45% Class B (a)     $109.23           --                   --          --             9.23%
         All contract charges                               --            9              $ 1,035        8.37%              --

TARGET 2035 ALLOCATION
----------------------
         Unit Value 0.50% to 1.45%*
  2010   Lowest contract charge 0.50% Class B (a)      $101.96           --                   --          --            12.16%
         Highest contract charge 1.45% Class B (a)     $ 97.82           --                   --          --            11.09%
         All contract charges                               --          219              $21,513        1.41%              --
  2009   Lowest contract charge 0.50% Class B (a)      $ 90.90           --                   --          --            24.93%
         Highest contract charge 1.45% Class B (a)     $ 88.05           --                   --          --            23.74%
         All contract charges                               --          169              $14,876        4.83%              --
  2008   Lowest contract charge 0.50% Class B (a)      $ 72.76           --                   --          --           (38.34)%
         Highest contract charge 1.45% Class B (a)     $ 71.16           --                   --          --           (38.94)%
         All contract charges                               --           97              $ 6,992        3.39%              --
  2007   Lowest contract charge 0.50% Class B (a)      $118.01           --                   --          --             6.84%
         Highest contract charge 1.45% Class B (a)     $116.54           --                   --          --             5.83%
         All contract charges                               --           40              $ 4,736        4.13%              --
  2006   Lowest contract charge 0.50% Class B (a)      $110.45           --                   --          --            10.45%
         Highest contract charge 1.45% Class B (a)     $110.12           --                   --          --            10.12%
         All contract charges                               --            5              $   531        6.64%              --

TARGET 2045 ALLOCATION
----------------------
         Unit Value 0.50% to 1.45%*
  2010   Lowest contract charge 0.50% Class B (a)      $ 99.81           --                   --          --            12.71%
         Highest contract charge 1.45% Class B (a)     $ 95.76           --                   --          --            11.65%
         All contract charges                               --          147              $14,276        1.25%              --
  2009   Lowest contract charge 0.50% Class B (a)      $ 88.55           --                   --          --            27.14%
         Highest contract charge 1.45% Class B (a)     $ 85.77           --                   --          --            25.91%
         All contract charges                               --          117              $10,042        4.83%              --
  2008   Lowest contract charge 0.50% Class B (a)      $ 69.65           --                   --          --           (41.63)%
         Highest contract charge 1.45% Class B (a)     $ 68.12           --                   --          --           (42.18)%
         All contract charges                               --           69              $ 4,692        2.97%              --
  2007   Lowest contract charge 0.50% Class B (a)      $119.32           --                   --          --             7.26%
         Highest contract charge 1.45% Class B (a)     $117.82           --                   --          --             6.23%
         All contract charges                               --           29              $ 3,403        3.33%              --
  2006   Lowest contract charge 0.50% Class B (a)      $111.24           --                   --          --            11.24%
         Highest contract charge 1.45% Class B (a)     $110.91           --                   --          --            10.91%
         All contract charges                               --            3              $   380        7.39%              --

                                     FSA-138

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (Concluded)

DECEMBER 31, 2010

8. Accumulation Unit Values (Concluded)

   Shown below is accumulation unit value information for units outstanding throughout the periods indicated.

                                                                              YEARS ENDED DECEMBER 31,
                                                     --------------------------------------------------------------------------
                                                         UNIT             UNITS         NET ASSETS     INVESTMENT       TOTAL
                                                        VALUE      OUTSTANDING (000S)     (000S)     INCOME RATIO**   RETURN***
                                                     ------------ -------------------- ------------ ---------------- ----------
TEMPLETON GLOBAL BOND SECURITIES FUND
-------------------------------------
         Unit Value 0.90% to 1.20%*
  2010   Lowest contract charge 0.90% Class 2 (w)      $104.51          --                    --           --           4.37%
         Highest contract charge 1.20% Class 2 (w)     $104.29          --                    --           --           4.16%
         All contract charges                               --          19                $2,035         0.24%            --

----------
(a) Units were made available for sale on September 18, 2006.

(b) Units were made available for sale on November 6, 2006.

(c) Units were made available for sale on December 4, 2006.

(d) Units were made available for sale on May 18, 2007.

(e) A substitution of EQ/Capital Guardian Research was made for EQ/Capital Guardian U.S. Equity on July 6, 2007.

(f) A substitution of EQ/T. Rowe Price Growth Stock was made for EQ/Janus Large Cap Growth on July 6, 2007.

(g) A substitution of Multimanager Small Cap Growth was made for EQ/Wells Fargo Montgomery Small Cap on July 6, 2007.

(h) A substitution of EQ/Large Cap Value Plus was made for EQ/AllianceBernstein Growth and Income on August 17, 2007.

(i) Units were made available for sale on August 17, 2007.

(j) EQ/Mid Cap Value PLUS replaced EQ/Ariel Appreciation II due to a fund merger on September 11, 2009.

(k) EQ/Mid Cap Value PLUS replaced EQ/Lord Abbett Mid Cap Value due to a fund merger on September 11, 2009.

(l) EQ/Mid Cap Value PLUS replaced EQ/Van Kampen Real Estate due to a fund merger on September 11, 2009.

(m) EQ/PIMCO Ultra Short Bond replaced EQ/AXA Rosenberg Value Long/Short Equity due to a fund merger on September 11, 2009.

(n) EQ/PIMCO Ultra Short Bond replaced EQ/Short Duration Bond due to a fund merger on September 11, 2009.

(o) Multimanager Aggressive Equity replaced Multimanager Health Care due to a fund merger on September 18, 2009.

(p) EQ/Common Stock Index replaced EQ/Oppenheimer Main Street Opportunity due to a fund merger on September 18, 2009.

(q) EQ/Small Company Index replaced EQ/Oppenheimer Main Street Small Cap Index due to a fund merger on September 18, 2009.

(r) EQ/Quality Bond PLUS replaced EQ/Caywood Scholl High Yield Bond due to a fund merger on September 25, 2009.

(s) EQ/Core Bond Index replaced EQ/Long Term Bond due to a fund merger on September 25, 2009.

(t) Units were made available for sale on July 10, 2009.

(u) Units were made available for sale on September 18, 2009.

(v) Units were made available for sale on September 30, 2009.

(w) Units were made available on May 3, 2010.

(x) Multimanager Aggressive Equity replaced Multimanager Large Cap Growth due to a fund substitution on September 17, 2010.

(y) Units were made available on September 20, 2010.

+   Reflects maximum allowable charge. Current charge is 1.40%.

* Expenses as percentage of average net assets consisting primarily of mortality and expense charges, for each period indicated. The ratios included only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner account through the redemption of units and expenses of the underlying fund have been excluded. The summary may not reflect the minimum and maximum contract charges offered by the Company as Contractowners may not have selected all available and applicable contract options.

** The Investment Income ratio represents the dividends, excluding distributions of capital gains, received by the Account from the underlying mutual fund, net of trust fees and expenses divided by the average net assets. These ratios exclude those expenses, such as asset-based charges, that result in direct reductions in the unit values. The recognition of investment income by the Account is affected by the timing of the declaration of dividends by the underlying fund in which the Account invests.

*** These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses, such as premium and withdrawal charges, as applicable, or expenses assessed through the redemption of units. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for each period indicated from the effective date through the end of the reporting period. For those Variable Investment Options with less than a year of operations, the total return is not annualized but calculated from the effective date through the end of the reporting period.

9. Subsequent Events

   All material subsequent transactions and events have been evaluated for the period from December 31, 2010 through the date on which the financial statements were issued. It has been determined that there are no transactions or events that require adjustment or disclosure in the financial statements.

                                    FSA-139

PART II, ITEM 8.

                  FINANCIAL STATEMENTS AND SUPPLEMENTARY DATA

            INDEX TO CONSOLIDATED FINANCIAL STATEMENTS AND SCHEDULES

                      AXA EQUITABLE LIFE INSURANCE COMPANY


 Report of Independent Registered Public Accounting Firm.................... F-1

 Consolidated Financial Statements:
   Consolidated Balance Sheets, December 31, 2010 and 2009.................. F-2
   Consolidated Statements of Earnings (Loss), Years Ended December 31,
     2010, 2009 and 2008.................................................... F-3
   Consolidated Statements of Equity, Years Ended December 31, 2010,
     2009 and 2008.......................................................... F-5
   Consolidated Statements of Comprehensive Income (Loss),
     Years Ended December 31, 2010, 2009 and 2008........................... F-6
   Consolidated Statements of Cash Flows, Years Ended December 31, 2010,
     2009 and 2008.......................................................... F-7
   Notes to Consolidated Financial Statements............................... F-9

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM


To the Board of Directors and Shareholder of AXA Equitable Life Insurance Company

In our opinion, based on our audits, the accompanying consolidated balance sheets and the related consolidated statements of earnings (loss), of equity, of comprehensive income (loss) and of cash flows present fairly, in all material respects, the financial position of AXA Equitable Life Insurance Company and its subsidiaries ("AXA Equitable") at December 31, 2010 and 2009, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 2010 in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of AXA Equitable's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

As discussed in Note 2 of the Notes to Consolidated Financial Statements, AXA Equitable changed its methods of accounting for noncontrolling interests in consolidated financial statements on January 1, 2009 and for recognition and presentation of other-than-temporary impairment losses on April 1, 2009.



/s/ PricewaterhouseCoopers LLP
New York, New York

March 10, 2011

                      AXA EQUITABLE LIFE INSURANCE COMPANY
                          CONSOLIDATED BALANCE SHEETS
                           DECEMBER 31, 2010 AND 2009

                                                                                2010                2009
                                                                           ----------------    -----------------
                                                                                      (IN MILLIONS)
ASSETS
Investments:
   Fixed maturities available for sale, at fair value....................  $     29,057        $     27,470
   Mortgage loans on real estate.........................................         3,571               3,555
   Equity real estate, held for the production of income.................           140                  98
   Policy loans..........................................................         3,581               3,617
   Other equity investments..............................................         1,618               1,562
   Trading securities...................................................            506                 485
   Other invested assets.................................................         1,413               1,483
                                                                           ----------------    -----------------
     Total investments...................................................        39,886              38,270
Cash and cash equivalents................................................         2,155               1,792
Cash and securities segregated, at fair value............................         1,110                 986
Broker-dealer related receivables........................................         1,389               1,088
Deferred policy acquisition costs........................................         8,383               7,745
Goodwill and other intangible assets, net................................         3,702               3,676
Amounts due from reinsurers..............................................         3,252               3,028
Loans to affiliates......................................................         1,045               1,048
Other assets.............................................................        10,220               8,255
Separate Accounts' assets................................................        92,014              84,016
                                                                           ----------------    -----------------

TOTAL ASSETS.............................................................  $    163,156        $    149,904
                                                                           ================    =================

LIABILITIES
Policyholders' account balances..........................................  $     24,654        $     24,107
Future policy benefits and other policyholders liabilities...............        18,965              17,727
Broker-dealer related payables...........................................           369                 279
Customers related payables...............................................         1,770               1,431
Amounts due to reinsurers................................................            75                  81
Short-term and long-term debt............................................           425                 449
Loans from affiliates....................................................         1,325               1,325
Income taxes payable.....................................................         4,315               3,357
Other liabilities........................................................         3,075               3,002
Separate Accounts' liabilities...........................................        92,014              84,016
                                                                           ----------------    -----------------
     Total liabilities...................................................       146,987             135,774
                                                                           ----------------    -----------------

Commitments and contingent liabilities (Notes 2, 7, 10, 11, 12, 13, 18 and 19)

EQUITY
AXA Equitable's equity:
   Common stock, $1.25 par value, 2 million shares authorized,
     issued and outstanding..............................................             2                   2
   Capital in excess of par value........................................         5,593               5,583
   Retained earnings.....................................................         8,085               6,312
   Accumulated other comprehensive income (loss).........................          (629)             (1,036)
                                                                           ----------------    -----------------
   Total AXA Equitable's equity..........................................        13,051              10,861
                                                                           ----------------    -----------------
Noncontrolling interest..................................................         3,118               3,269
                                                                           ----------------    -----------------
     Total equity........................................................        16,169              14,130
                                                                           ----------------    -----------------

TOTAL LIABILITIES AND EQUITY.............................................  $    163,156        $    149,904
                                                                           ================    =================


                See Notes to Consolidated Financial Statements.

                      AXA EQUITABLE LIFE INSURANCE COMPANY
                   CONSOLIDATED STATEMENTS OF EARNINGS (LOSS)
                  YEARS ENDED DECEMBER 31, 2010, 2009 AND 2008

                                                                   2010              2009               2008
                                                             -----------------  ----------------   ----------------
                                                                                 (IN MILLIONS)
REVENUES
Universal life and investment-type product
  policy fee income........................................  $      3,067       $      2,918       $     2,952
Premiums  .................................................           530                431               759
Net investment income (loss):
   Investment income (loss) from
     derivative instruments................................          (284)            (3,079)            7,302
   Other investment income.................................         2,260              2,099             1,752
                                                             -----------------  ----------------   ----------------
       Total net investment income (loss)..................         1,976               (980)            9,054
Investment gains (losses), net:
   Total other-than-temporary impairment losses............          (300)              (169)             (286)
   Portion of loss recognized in other
     comprehensive income (loss)...........................            18                  6                 -
                                                             -----------------  ----------------   ----------------
       Net impairment losses recognized....................          (282)              (163)             (286)
   Other investment gains (losses), net....................            98                217               (53)
                                                             -----------------  ----------------   ----------------
         Total investment gains (losses), net..............          (184)                54              (339)
Commissions, fees and other income.........................         3,702              3,385             4,549
  Increase (decrease)  in fair value of
   reinsurance contracts...................................         2,350             (2,566)            1,567
                                                             -----------------  ----------------   ----------------
   Total revenues..........................................        11,441              3,242            18,542
                                                             -----------------  ----------------   ----------------

BENEFITS AND OTHER DEDUCTIONS
Policyholders' benefits....................................         3,082              1,298             4,702
Interest credited to policyholders' account balances.......           950              1,004             1,065
Compensation and benefits..................................         1,953              1,859             1,990
Commissions................................................         1,044              1,033             1,437
Distribution related payments..............................           287                234               308
Amortization of deferred sales commissions.................            47                 55                79
Interest expense...........................................           106                107                52
Amortization of deferred policy acquisition costs..........           168                115             3,485
Capitalization of deferred policy acquisition costs........          (916)              (975)           (1,394)
Rent expense...............................................           244                258               247
Amortization of other intangible assets....................            23                 24                24
Other operating costs and expenses.........................         1,438              1,309             1,161
                                                             -----------------  ----------------   ----------------
      Total benefits and other deductions..................         8,426              6,321            13,156
                                                             -----------------  ----------------   ----------------

                      AXA EQUITABLE LIFE INSURANCE COMPANY
                   CONSOLIDATED STATEMENTS OF EARNINGS (LOSS)
                  YEARS ENDED DECEMBER 31, 2010, 2009 AND 2008
                                  (CONTINUED)

                                                                     2010              2009               2008
                                                                ----------------  ----------------   ----------------
                                                                                   (IN MILLIONS)
 Earnings (loss)  from continuing operations,
   before income taxes......................................    $     3,015       $     (3,079)      $     5,386
Income tax (expense) benefit................................           (707)             1,272            (1,691)
                                                                ----------------  ----------------   ----------------

Earnings (loss)  from continuing operations,
   net of income taxes......................................          2,308             (1,807)            3,695
Earnings (loss) from discontinued operations,
   net of income taxes......................................              -                  3                (5)
Gains (losses) on disposal of discontinued operations,
   net of income taxes......................................              -                  -                 6
                                                                ----------------  ----------------   ----------------

Net earnings (loss).........................................          2,308             (1,804)            3,696
   Less: net earnings (loss) attributable to
     noncontrolling interest................................           (235)              (359)             (470)
                                                                ----------------  ----------------   ----------------

Net Earnings (Loss) Attributable to AXA Equitable...........    $     2,073       $     (2,163)      $     3,226
                                                                ================  ================   ================


Amounts attributable to AXA Equitable:
   Earnings (loss) earnings from continuing operations,
     net of income taxes....................................    $     2,073       $     (2,166)      $     3,225
   Earnings (loss) from discontinued operations,
     net of income taxes....................................              -                  3                (5)
   Gains (losses) on disposal of discontinued operations,
     net of income taxes....................................              -                  -                 6
                                                                ----------------  ----------------   ----------------
Net Earnings (Loss).........................................    $     2,073       $     (2,163)      $     3,226
                                                                ================  ================   ================










                See Notes to Consolidated Financial Statements.

                      AXA EQUITABLE LIFE INSURANCE COMPANY
                       CONSOLIDATED STATEMENTS OF EQUITY
                  YEARS ENDED DECEMBER 31, 2010, 2009 AND 2008

                                                                      2010               2009              2008
                                                                 ----------------   ----------------  ----------------
                                                                                    (IN MILLIONS)
EQUITY
AXA Equitable's equity:
   Common stock, at par value, beginning and end of year........ $         2        $         2       $          2
                                                                 ----------------   ----------------  ----------------

   Capital in excess of par value, beginning of year............       5,583              5,184              5,265
   Sale of AllianceBernstein Units to noncontrolling interest...           -                (54)                 -
   Changes in capital in excess of par value....................          10                453                (81)
                                                                 ----------------   ----------------  ----------------
   Capital in excess of par value, end of year..................       5,593              5,583              5,184
                                                                 ----------------   ----------------  ----------------

   Retained earnings, beginning of year.........................       6,312              8,413              5,187
   Net earnings (loss) attributable to AXA Equitable............       2,073             (2,163)             3,226
   Stockholder dividends........................................        (300)                 -                  -
   Impact of implementing new accounting guidance,
     net of taxes...............................................           -                 62                  -
                                                                 ----------------   ----------------  ----------------
   Retained earnings, end of year...............................       8,085              6,312              8,413
                                                                 ----------------   ----------------  ----------------

   Accumulated other comprehensive income (loss),
     beginning of year..........................................      (1,036)            (2,236)              (268)
   Impact of implementing new accounting guidance,
     net of taxes ..............................................           -                (62)                 -
   Other comprehensive income (loss) attributable to
     AXA Equitable..............................................         407              1,262             (1,968)
                                                                 ----------------   ----------------  ----------------
   Accumulated other comprehensive income (loss), end of year...        (629)            (1,036)            (2,236)
                                                                 ----------------   ----------------  ----------------

     AXA EQUITABLE'S EQUITY, END OF YEAR........................      13,051             10,861             11,363
                                                                 ----------------   ----------------  ----------------

   Noncontrolling interest, beginning of year...................       3,269              2,897              2,479
   Net earnings (loss) attributable to noncontrolling interest..         235                359                470
   Other comprehensive income (loss)
     attributable to noncontrolling interest....................          (7)                66                (70)
   Purchase of AllianceBernstein Units by
     noncontrolling interest....................................           5                  -                  8
   Repurchase of AllianceBernstein Holding units................        (148)                 -                  -
   Purchase of AB Put...........................................           -                135                496
   Dividends paid to noncontrolling interest....................        (357)              (320)              (563)
   Capital contributions........................................           -                  -                 13
   Other changes in noncontrolling interest.....................         121                132                 64
                                                                 ----------------   ----------------  ----------------

     Noncontrolling interest, end of year.......................       3,118              3,269              2,897
                                                                 ----------------   ----------------  ----------------

TOTAL EQUITY, END OF YEAR....................................... $    16,169        $    14,130       $     14,260
                                                                 ================   ================  ================









                See Notes to Consolidated Financial Statements.

                      AXA EQUITABLE LIFE INSURANCE COMPANY
             CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS)
                  YEARS ENDED DECEMBER 31, 2010, 2009 AND 2008

                                                                      2010               2009              2008
                                                                 ----------------   ----------------  ----------------
                                                                                    (IN MILLIONS)
COMPREHENSIVE INCOME (LOSS)
Net earnings (loss)............................................. $     2,308        $    (1,804)      $      3,696
                                                                 ----------------   ----------------  ----------------

Other comprehensive income (loss), net of income taxes:

Change in unrealized gains (losses), net of
   reclassification adjustment..................................         440              1,331             (1,445)
Defined benefit plans:
   Net gain (loss) arising during year..........................        (121)               (65)              (620)
   Prior service cost arising during year.......................           -                  -                  -
   Less: reclassification adjustment for:
     Amortization of net (gains) losses included
       in net periodic cost.....................................          82                 65                 31
     Amortization of net prior service credit
       included in net periodic cost............................          (1)                (3)                (4)
     Amortization of net transition asset.......................           -                  -                  -
                                                                 ----------------   ----------------  ----------------
       Other comprehensive income (loss) - defined
         benefit plans..........................................         (40)                (3)              (593)
                                                                 ----------------   ----------------  ----------------

Total other comprehensive income (loss), net of income taxes....         400              1,328             (2,038)
                                                                 ----------------   ----------------  ----------------

Comprehensive income (loss).....................................       2,708               (476)             1,658
                                                                 ----------------   ----------------  ----------------

   Less: Comprehensive (income) loss attributable to
     noncontrolling interest....................................        (228)              (425)              (400)
                                                                 ----------------   ----------------  ----------------

Comprehensive Income (Loss) Attributable to AXA Equitable....... $     2,480        $      (901)      $      1,258
                                                                 ================   ================  ================













                See Notes to Consolidated Financial Statements.

                      AXA EQUITABLE LIFE INSURANCE COMPANY
                     CONSOLIDATED STATEMENTS OF CASH FLOWS
                  YEARS ENDED DECEMBER 31, 2010, 2009 AND 2008


                                                                    2010               2009               2008
                                                               ----------------   ----------------  -----------------
                                                                                   (IN MILLIONS)
Net earnings (loss).........................................   $      2,308       $    (1,804)      $      3,696
Adjustments to reconcile net earnings (loss) to net cash

  provided by operating activities:
  Interest credited to policyholders' account balances......            950             1,004              1,065
  Universal life and investment-type product
     policy fee income......................................         (3,067)           (2,918)            (2,952)
  Net change in broker-dealer and customer related
     receivables/payables...................................            125            (1,353)               619
  (Income) loss related to derivative instruments...........            284             3,079             (7,302)
  Change in reinsurance recoverable with affiliate..........           (233)            1,486             (6,352)
  Investment (gains) losses, net............................            184               (54)               339
  Change in segregated cash and securities, net.............           (124)            1,587               (203)
  Change in deferred policy acquisition costs...............           (747)             (860)             2,091
  Change in future policy benefits..........................          1,136              (755)             2,398
  Change in income taxes payable............................            720            (1,223)             1,135
  Contribution to pension plans.............................           (202)              (32)               (36)
  Real Estate asset write-off charge........................             26                 3                  -
  Change in fair value of contracts.........................         (2,350)            2,566             (1,567)
  Amortization of deferred compensation.....................            178                88                 75
  Amortization of deferred sales commissions................             47                55                 79
  Amortization of reinsurance cost..........................            274               318                 11
  Other depreciation and amortization.......................            161               156                140
  Amortization of other intangible..........................             23                24                 24
  (Gains) losses on disposal of discontinued operations.....              -                 -                 (6)
  Other, net................................................            313                50               (161)
                                                               ----------------   ----------------  -----------------

Net cash provided by (used in) operating activities.........              6             1,417             (6,907)
                                                               ----------------   ----------------  -----------------

Cash flows from investing activities:
  Maturities and repayments of fixed maturities and
     mortgage loans on real estate..........................          2,753             2,058              1,728
  Sales of investments......................................          3,398             6,737                796
  Sale of AXA Equitable Life and Annuity....................              -                 -                 61
  Purchases of investments..................................         (7,068)           (8,995)            (2,107)
  Cash settlements related to derivative instruments........           (651)           (2,564)             5,337
  Change in short-term investments..........................            (53)              140                 29
  Decrease in loans to affiliates...........................              3                 1                  -
  Increase in loans to affiliates...........................              -              (250)                 -
  Change in capitalized software, leasehold improvements
     and EDP equipment .....................................            (62)             (120)              (163)
  Other, net................................................            (25)                9                155
                                                               ----------------   ----------------  -----------------

Net cash provided by (used in) investing activities.........         (1,705)           (2,984)             5,836
                                                               ----------------   ----------------  -----------------

                      AXA EQUITABLE LIFE INSURANCE COMPANY
                     CONSOLIDATED STATEMENTS OF CASH FLOWS
                  YEARS ENDED DECEMBER 31, 2010, 2009 AND 2008
                                  (CONTINUED)

                                                                   2010              2009               2008
                                                             -----------------  ----------------   ----------------
                                                                                 (IN MILLIONS)
Cash flows from financing activities:
  Policyholders' account balances:
    Deposits................................................  $     3,187        $     3,395        $    4,385
    Withdrawals and transfers to Separate Accounts..........         (483)            (2,161)           (2,603)
  Change in short-term financings...........................          (24)               (36)             (498)
  Change in collateralized pledged liabilities..............         (270)               126               569
  Change in collateralized pledged assets...................          533               (632)                -
  Proceeds from loans from affiliates.......................            -                  -             1,000
  Capital contribution......................................            -                439                 -
  Shareholder dividends paid................................         (300)                 -                 -
  Repurchase of AllianceBernstein Holding units.............         (235)                 -                 -
  Distribution to noncontrolling interest in
     consolidated subsidiaries..............................         (357)              (320)             (563)
  Other, net................................................           11                145                11
                                                             -----------------  ----------------   ----------------

Net cash provided by (used in) financing activities.........        2,062                956             2,301
                                                             -----------------  ----------------   ----------------

Change in cash and cash equivalents.........................          363               (611)            1,230
Cash and cash equivalents, beginning of year................        1,792              2,403             1,173
                                                             -----------------  ----------------   ----------------

Cash and Cash Equivalents, End of Year......................  $     2,155        $     1,792        $    2,403
                                                             =================  ================   ================

Supplemental cash flow information:
  Interest Paid.............................................  $        19        $        17        $       34
                                                             =================  ================   ================
  Income Taxes (Refunded) Paid..............................  $       (27)       $        44        $      257
                                                             =================  ================   ================











                See Notes to Consolidated Financial Statements.

                      AXA EQUITABLE LIFE INSURANCE COMPANY

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

  1) ORGANIZATION

     AXA Equitable Life Insurance Company ("AXA Equitable," and collectively with its consolidated subsidiaries the "Company") is an indirect, wholly owned subsidiary of AXA Financial, Inc. ("AXA Financial," and collectively with its consolidated subsidiaries, "AXA Financial Group"). AXA Financial is a wholly owned subsidiary of AXA, a French holding company for an international group of insurance and related financial services companies.

     The Company conducts operations in two business segments: the Insurance and Investment Management segments. The Company's management evaluates the performance of each of these segments independently and allocates resources based on current and future requirements of each segment.

     Insurance
     ---------

     The Insurance segment offers a variety of traditional, variable and interest-sensitive life insurance products, variable and fixed-interest annuity products, mutual funds and other investment products and asset management principally to individuals and small and medium size businesses and professional and trade associations. This segment includes Separate Accounts for individual insurance and annuity products.

     The Company's insurance business is conducted principally by AXA Equitable and, until August 1, 2008, its wholly owned life insurance subsidiary, AXA Equitable Life and Annuity Company ("AXA Life"). On August 1, 2008 AXA Equitable sold AXA Life to AXA Equitable Financial Services, LLC, a wholly-owned subsidiary of AXA Financial, for $60.8 million in cash, which approximated AXA Equitable's investment in AXA Life.

     Investment Management
     ---------------------

     The Investment Management segment is principally comprised of the investment management business of AllianceBernstein L.P., a Delaware limited partnership (together with its consolidated subsidiaries "AllianceBernstein"). AllianceBernstein provides research, diversified investment management and related services globally to a broad range of clients. Its principal services include: (a) institutional services, servicing institutional clients including unaffiliated corporate and public employee pension funds, endowment funds, domestic and foreign institutions and governments, and affiliates such as AXA and certain of its insurance company subsidiaries, by means of separately-managed accounts, sub-advisory relationships, structured products, collective investment trusts, mutual funds, hedge funds and other investment vehicles, (b) retail services, servicing retail clients, primarily by means of retail mutual funds sponsored by AllianceBernstein or an affiliated company, sub-advisory relationships with mutual funds sponsored by third parties, separately-managed account programs sponsored by financial intermediaries worldwide, and other investment vehicles, (c) private client services, servicing private clients, including high-net-worth individuals, trusts and estates, charitable foundations, partnerships, private and family corporations, and other entities, by means of separately-managed accounts, hedge funds, mutual funds, and other investment vehicles, and (d) Bernstein Research Services servicing institutional investors seeking research, portfolio analysis, and brokerage-related services, and issuers of publicly-traded securities seeking equity capital markets services. Principal subsidiaries of AllianceBernstein include: SCB Inc., formerly known as Sanford C. Bernstein, Inc. ("Bernstein"); Sanford C. Bernstein & Co. LLC ("SCB LLC"); Sanford C. Bernstein Limited ("SCBL"); and SCB Partners, Inc. ("SCB Partners"). This segment includes institutional Separate Accounts principally managed by AllianceBernstein that provide various investment options for large group pension clients, primarily defined benefit and contribution plans, through pooled or single group accounts.

     AllianceBernstein is a private partnership for Federal income tax purposes and, accordingly, is not subject to Federal and state corporate income taxes. However, AllianceBernstein is subject to a 4.0% New York City unincorporated business tax ("UBT"). Domestic corporate subsidiaries of AllianceBernstein are subject to Federal, state and local income taxes. Foreign corporate subsidiaries are generally subject to taxes in the foreign jurisdictions where they are located. The Company provides Federal and state income taxes on the undistributed earnings of non-U.S. corporate subsidiaries except to the extent that such earnings are permanently invested outside the United States.

     On January 6, 2009, AXA America Holdings Inc. ("AXA America"), the holding company for AXA Financial and an indirect wholly owned subsidiary of AXA, purchased the remaining 8.16 million AllianceBernstein Units from SCB Partners at a price of $18.349 per Unit pursuant to the final installment of the buy back agreement ("AB Put") related to AllianceBernstein's 2000 acquisition of SCB Inc. (the "Bernstein Acquisition"). As a result of this transaction, noncontrolling interest subject to redemption rights totaling $135 million were reclassified as noncontrolling interests in first quarter 2009.

     On March 30, 2009, AXA Financial Group sold 41.9 million limited partnership interests in Alliance-Bernstein ("AllianceBernstein Units") to an affiliate of AXA. As a result of the sale, AXA Financial Group's economic interest in AllianceBernstein was reduced to 46.4% upon completion of this transaction. AXA Equitable's economic interest remained unchanged at 37.1%. As AXA Equitable remains the General Partner of the limited partnership, AllianceBernstein continues to be consolidated in the Company's consolidated financial statements.

     In 2009, AllianceBernstein awarded 9.8 million restricted AllianceBernstein Holding L.P. ("AB Holding") units ("Holding units") in connection with compensation plans for senior officers and employees and in connection with certain employee's employment and separation agreements. The restricted Holding units had grant date fair values ranging from $16.79 to $28.38 and vest over a period ranging between two and five years. As a result, AXA Financial Group's and the Company's economic ownership of AllianceBernstein decreased to 44.8% and 35.9%, respectively. In 2009, as a result of the issuance of these restricted Holding units, AXA Financial Group and the Company's Capital in excess of par value decreased by $93 million and $65 million, respectively, net of applicable taxes with respective increases in Noncontrolling interests of $93 million and $65 million.

     AllianceBernstein engages in open-market purchases of Holding units to help fund anticipated obligations under its incentive compensation award program and purchases of Holding units from employees to allow them to fulfill statutory tax requirements at the time of distribution of long-term incentive compensation awards. During 2010, AllianceBernstein purchased 8.8 million Holding units for $226 million, reflecting open-market purchases of
     7.4 million Holding units for $195 million and the remainder primarily relating to employee tax withholding purchases. AllianceBernstein intends to continue to engage in open-market purchases of Holding units, from time to time, to help fund anticipated obligations under its incentive compensation award program.

     AllianceBernstein granted 13.1 million restricted Holding unit awards to employees during 2010. To fund these awards, AB Holding issued 3.2 million Holding units and AllianceBernstein used 9.9 million previously repurchased Holding units held in the consolidated rabbi trust. There were approximately 30,000 unallocated Holding units remaining in the consolidated rabbi trust as of December 31, 2010. The purchase of Holding units and issuance of Holding units resulted in a decrease of $19 million in Capital excess of par value with a corresponding $19 million increase in Noncontrolling interest.

     At December 31, 2010 and December 31, 2009, the Company's economic interest in AllianceBernstein was 35.5% and 35.9%, respectively. At December 31, 2010, and December 31, 2009, AXA and its subsidiaries' economic interest in AllianceBernstein (including AXA Financial Group) was approximately 61.4% and 62.1%.

2)   SIGNIFICANT ACCOUNTING POLICIES

     Basis of Presentation and Principles of Consolidation
     -----------------------------------------------------

     The preparation of the accompanying consolidated financial statements in conformity with accounting principles generally accepted in the United States of America ("U.S. GAAP") requires management to make estimates and assumptions (including normal, recurring accruals) that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenues and expenses during the reporting periods. Actual results could differ from these estimates. The accompanying consolidated financial statements reflect all adjustments necessary in the opinion of management for a fair presentation of the consolidated financial position of the Company and its consolidated results of operations and cash flows for the periods presented.

    The accompanying consolidated financial statements include the accounts of AXA Equitable and its subsidiary engaged in insurance related businesses (collectively, the "Insurance Group"); other subsidiaries, principally AllianceBernstein; and those investment companies, partnerships and joint ventures in which AXA Equitable or its subsidiaries has control and a majority economic interest as well as those variable interest entities ("VIEs") that meet the requirements for consolidation.

    At December 31, 2010 and 2009, respectively, the Insurance Group's General Account held $1 million and $1 million of investment assets issued by VIEs and determined to be significant variable interests under Financial Accounting Standards Board ("FASB") guidance Consolidation of Variable Interest Entities - Revised. At December 31, 2010 and 2009, respectively, as reported in the consolidated balance sheet, these investments included $0 million and $0 million of fixed maturities (collateralized debt and loan obligations) and $1 million and $1 million of other equity investments (principally investment limited partnership interests) and are subject to ongoing review for impairment in value. These VIEs do not require consolidation because management has determined that the Insurance Group is not the primary beneficiary. These variable interests at December 31, 2010 represent the Insurance Group's maximum exposure to loss from its direct involvement with the VIEs. The Insurance Group has no further economic interest in these VIEs in the form of related guarantees, commitments, derivatives, credit enhancements or similar instruments and obligations.

    Management of AllianceBernstein reviews quarterly its investment management agreements and its investments in, and other financial arrangements with, certain entities that hold client assets under management ("AUM") to determine the entities that AllianceBernstein is required to consolidate under this guidance. These entities include certain mutual fund products, hedge funds, structured products, group trusts, collective investment trusts and limited partnerships.

    AllianceBernstein earned investment management fees on client AUM of these entities but derived no other benefit from those assets and cannot utilize those assets in its operations.

    At December 31, 2010, AllianceBernstein had significant variable interests in certain other structured products and hedge funds with approximately $25 million in client AUM. However, these VIEs do not require consolidation because management has determined that AllianceBernstein is not the primary beneficiary of the expected losses or expected residual returns of these entities. AllianceBernstein's maximum exposure to loss in these entities is limited to its investments of $100,000 in and prospective investment management fees earned from these entities.

    All significant intercompany transactions and balances have been eliminated in consolidation. The years "2010," "2009" and "2008" refer to the years ended December 31, 2010, 2009 and 2008, respectively. Certain reclassifications have been made in the amounts presented for prior periods to conform those periods to the current presentation.

    Accounting Changes
    ------------------

    In January 2010, the FASB issued new guidance for accounting and reporting for decreases in ownership of a subsidiary. This guidance clarifies the scope of a decrease in ownership provisions for consolidations and expands the disclosures about the deconsolidation of a subsidiary or derecognition of a group of assets within the scope of consolidation. This guidance was effective for interim and annual reporting periods ending on or after December 15, 2009. Implementation of this guidance did not have a material impact on the Company's consolidated financial statements.

    In March 2010, the FASB issued new guidance to eliminate the scope exception for embedded credit derivatives in beneficial interests in securitized financial assets, such as asset-backed securities, credit-linked notes, and collateralized loan and debt obligations, except for those created solely by subordination. This guidance provides clarification and related additional examples to improve financial reporting by resolving potential ambiguity about the extent of the embedded credit derivative scope exception. This guidance was effective for the first interim reporting period beginning after June 15, 2010. Implementation of this guidance did not have a material impact on the Company's consolidated financial statements.

    In July 2010, the FASB issued new and enhanced disclosure requirements about the credit quality of financing receivables and the allowance for credit losses with the objective of providing greater transparency of credit risk exposures from lending arrangements in the form of loans and receivables and of accounting policies and methodology used to estimate the allowance for credit losses. These disclosure requirements include both qualitative information about credit risk assessment and monitoring and quantitative information about credit quality during and at the end of the reporting period, including current credit indicators, agings of past-due amounts, and carrying amounts of modified, impaired, and non-accrual loans. Several new terms critical to the application of these disclosures, such as "portfolio segments" and "classes," were defined by the FASB to provide guidance with respect to the appropriate level of disaggregation for the purpose of reporting this information. Except for disclosures of reporting period activity, or, more specifically, the credit loss allowance rollforward and the disclosures about troubled debt restructurings, all other disclosures required by this standard are to be presented for the annual period ending after December 15, 2010. Disclosures of reporting period activity or, more specifically, the credit loss allowance rollforward, which are effective in the first interim reporting period beginning after December 15, 2010 have been adopted. Troubled debt restructurings effective date will be determined upon coordination with the guidance for determining what constitutes a troubled debt restructuring. Currently the new troubled debt restructuring disclosure is anticipated to be effective for the first interim or annual period beginning on or after June 15, 2011. Comparative disclosures are not required for earlier periods presented for comparative purposes at initial adoption. Implementation of the effective guidance did not have a material impact on the Company's consolidated financial statements.

    Effective January 1, 2009, the Company adopted the new guidance for presentation of noncontrolling interests in consolidated financial statements and was required to retrospectively conform all prior periods presented to:

        o recharacterize minority interests, previously classified within liabilities, as noncontrolling interests reported as a component of consolidated equity on the balance sheet, and to

        o include total income in net income, with separate disclosure on the face of the consolidated income statement of the attribution of income between controlling and noncontrolling interests.

     As a result, total equity at December 31, 2008 increased by $2,897 million, representing noncontrolling interest, and total liabilities at December 31, 2008 decreased by $2,897 million as a result of the elimination of minority interest. Additionally, for the year 2008, earnings (loss) from continuing operations, net of income taxes increased by $470 million and net earnings
     (loss) attributable to the noncontrolling interest increased by $470 million.

     Effective January 1, 2009, the Company adopted new guidance for business combinations to be applied prospectively for all future acquisitions. While retaining the requirement to use purchase accounting for all business combinations, this guidance's new rules include the following:

        o The acquirer will recognize 100% of the fair values of acquired assets and assumed liabilities (with few exceptions) upon initially obtaining control of the target company, and any noncontrolling interest;

        o Contingent consideration will be included in the purchase price consideration on a fair value basis while transaction costs will be expensed as incurred; and

        o Costs expected to be incurred to effect a restructuring plan will be recognized as post-combination expenses.

     Beginning second quarter 2009, the Company implemented the new guidance that modified the recognition guidance for other-than-temporary impairments ("OTTI") of debt securities to make it more operational and expanded the presentation and disclosure of OTTI on debt and equity securities in the financial statements. For available-for-sale ("AFS") debt securities in an unrealized loss position, the total fair value loss is to be recognized in earnings as an OTTI if management intends to sell the debt security or more-likely-than-not will be required to sell the debt security before its anticipated recovery. If these criteria are not met, both qualitative and quantitative assessments are required to evaluate the security's collectability and determine whether an OTTI is considered to have occurred.

     The guidance required only the credit loss component of any resulting OTTI to be recognized in earnings (loss), as measured by the shortfall of the present value of the cash flows expected to be collected as compared to the amortized cost basis of the security, while the remainder of the fair value loss is recognized in other comprehensive income (loss) ("OCI"). In periods subsequent to the recognition of an OTTI, the debt security is accounted for as if it had been purchased on the measurement date of the OTTI, with an amortized cost basis reduced by the amount of the OTTI recognized in earnings (loss).

     As required by the transition provisions of this guidance, at April 1, 2009, a cumulative effect adjustment was calculated for all AFS debt securities held for which an OTTI previously was recognized and for which there was no intention or likely requirement to sell the security before recovery of its amortized cost. This resulted in an increase to Retained earnings of $62 million at that date with a corresponding decrease to Accumulated other comprehensive income (loss) ("AOCI") to reclassify the noncredit portion of these previously recognized OTTI amounts. In addition, at April 1, 2009, the amortized cost basis of the AFS debt securities impacted by the reclassification adjustment was increased by $116 million, equal to the amount of the cumulative effect adjustment, without giving effect to deferred policy acquisition costs ("DAC") and tax. The fair value of AFS debt securities at April 1, 2009 was unchanged as a result of the implementation of this guidance.

     Earnings (loss) from continuing operations, net of income taxes, and Net earnings (loss) attributable to AXA Equitable for 2010 and 2009 reflected increases of $18 million and $6 million, respectively, from recognition in OCI of the noncredit portions of OTTI subsequent to initial implementation of this guidance at April 1, 2009. The consolidated financial statements have been modified to separately present the total OTTI recognized in Investment gains (losses) net, with an offset for the amount of noncredit OTTI recognized in OCI, on the face of the consolidated statements of earnings (loss), and to present the OTTI recognized in AOCI on the face of the consolidated statements of equity and comprehensive income (loss) for all periods subsequent to implementation of this guidance. In addition,
     Note 3 has been expanded to include new disclosures about OTTI for debt securities regarding expected cash flows, and credit losses, including the methodologies and significant inputs used to determine those amounts.

     Effective April 1, 2009, the Company implemented additional guidance related to fair value measurements and disclosures when the volume and level of market activity for the asset or liability have significantly decreased in relation to normal market activity. This modification retains the "exit price" objective of fair value measurement and provides specific factors to consider for distinguishing distressed or forced transactions not determinative of fair value from orderly transactions between market participants under prevailing market conditions. Beginning in fourth quarter 2008, the Company concluded under previous guidance that markets for certain commercial mortgage-backed securities ("CMBS") were inactive and, consequently, changed its methodology for measuring the fair value of the CMBS to minimize reliance on market trading activity and the pricing of isolated transactions. Implementation of the revised guidance did not have a material impact on the Company's consolidated results of operations or financial position. At December 31, 2010 and 2009, the fair value of the Company's CMBS portfolio was $1,104 million and $1,490 million, respectively.

     On June 12, 2009, the FASB issued new guidance that modifies the approach and increases the frequency for assessing whether a VIE must be consolidated and required additional disclosures about an entity's involvement with VIEs. The guidance removed the quantitative-based risks-and-rewards calculation for identifying the primary beneficiary and, instead, required a variable-interest holder to qualitatively assess whether it has a controlling financial interest in a VIE, without consideration of kick-out and participating rights unless unilaterally held. Continuous reassessments of whether an enterprise is the primary beneficiary of a VIE are required. For calendar-year consolidated financial statements, this new guidance became effective for interim and annual reporting periods beginning January 1, 2010. All existing consolidation conclusions were required to be recalculated under this new guidance, resulting in the reassessment of certain VIEs in which AllianceBernstein had a minimal financial ownership interest for potential consolidated presentation in the Company's consolidated financial statements. In January 2010, the FASB deferred portions of this guidance as they relate to asset managers. As such, the Company determined that all entities for which the Company is a sponsor and/or investment manager, other than collateralized debt obligations and collateralized loan obligations (collectively "CDOs"), qualify for the scope deferral and continue to be assessed for consolidation under the previous guidance for consolidation of VIEs. Implementation of this guidance did not have a material effect on the Company consolidated financial statements.

     Effective December 31, 2009, the Company implemented the FASB's amended guidance on Employers' Disclosures about Pension and Other Postretirement Benefits which required additional disclosures about plan assets, including more granular disclosure of asset classes, investment strategies and allocations, and measurements of fair value.

     Effective January 1, 2008, the Company implemented new guidance which established a single authoritative definition of fair value, set out a framework for measuring fair value, and required additional disclosures about fair value measurements. It applies only to fair value measurements that were already required or permitted under U.S. GAAP, except for measurements of share-based payments and measurements that are similar to, but not intended to be, fair value. Fair value is the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. The Company's implementation of this guidance at January 1, 2008 required only a remeasurement of the fair value of the Guaranteed Minimum Income Benefits ("GMIB") reinsurance asset, resulting in an increase in net income of $69 million, related to an increase in the fair value of the GMIB reinsurance asset of $211 million, offset by increased DAC amortization of $105 million and increased Federal income taxes of $37 million. This increase in the GMIB reinsurance asset's fair value was due primarily to updates to the capital markets assumptions and risk margins, reflective of market participant assumptions required by the exit value model of this guidance.

     On February 12, 2008, the FASB deferred the effective date of the fair value framework for one year for all non-financial assets and non-financial liabilities, including goodwill and other intangible assets, except for those items that are recognized or disclosed at fair value on a recurring basis (at least annually). This deferral delayed the application of this guidance to the Company's annual impairment testing of goodwill and other intangible assets until December 31, 2009. The adoption of this guidance did not have a material impact on the methodologies, assumptions, or inputs used by the Company to measure fair value for these impairment assessments.

     Effective December 31, 2008, the Company adopted the new guidance for beneficial interests in securitized financial assets. This guidance conformed the OTTI assessment for interests in securitized financial assets to the model applicable to all other debt securities by permitting reasonable management judgment of the probability to collect all projected cash flows. Debt securities with amortized cost and fair values of approximately $1,311 million and $931 million, respectively, at December 31, 2010 and $1,631 million and $1,155 million, respectively, at December 31, 2009 were subject to this amendment. Adoption of this guidance had no impact on the Company's consolidated results of operations or financial position.

     New Accounting Pronouncements
     -----------------------------

     In January 2010, the FASB issued new guidance for improving disclosures about fair value measurements. This guidance requires a reporting entity to disclose separately the amounts of significant transfers in and out of Level 1 and Level 2 fair value measurements and to describe the reasons for the transfers. In addition, for Level 3 fair value measurements, a reporting entity should present separately information about purchases, sales, issuances and settlements. This guidance is effective for interim and annual reporting periods ending on or after December 15, 2009 except for disclosures for Level 3 fair value measurements which are effective for fiscal years beginning after December 15, 2010. These new disclosures have been included in the Notes to the Company's consolidated financial statements, as appropriate.

     In April 2010, the FASB issued guidance on how investments held through Separate Accounts affect an insurer's consolidation analysis of those investments. This guidance clarifies that insurers would not be required in their evaluation of whether to consolidate investments to combine their General Account interest with the Separate Accounts in the same investment, unless the Separate Account interest is held for the benefit of a related party policyholder. This guidance is effective for interim and annual reporting periods beginning after December 15, 2010 with early adoption permitted with changes to be applied retroactively. Management does not expect the implementation of this guidance will have a material impact on the Company's consolidated financial statements.

     Also issued by the FASB in April 2010 was new guidance on stock compensation. This guidance provides clarification that an employee share-based payment award with an exercise price denominated in the currency of a market in which a substantial portion of the entity's equity securities trades and that may be different from the functional currency of the issuer, the functional currency of the subsidiary-employer, or the payroll currency of the employee-recipient, should be considered an equity award assuming all other criteria for equity classification are met. This guidance is effective for the first interim reporting period beginning after December 15, 2010. Implementation of this guidance is not expected to have a material effect on the Company's consolidated financial statements as it is consistent with the policies and practices currently applied by the Company in accounting for share-based-payment awards.

     In October 2010, the FASB issued new guidance for accounting for costs associated with acquiring or renewing insurance contracts, which amends current accounting guidance for insurance companies, to address which costs related to the acquisition of new or renewal insurance contracts qualify for deferral. The guidance allows insurance entities to defer costs related to the acquisition of new or renewal insurance contracts that are:

        o incremental direct costs of the contract acquisition (i.e., would not have been incurred had the acquisition activity not occurred),
        o a portion of the employee's compensation and fringe benefits related to certain activities for successful contract acquisitions, or
        o direct-response advertising costs as defined in current accounting guidance for capitalized advertising costs.

     An insurance entity would expense as incurred all other costs related to the acquisition of new or renewal insurance contracts. The amendments in the guidance are effective for fiscal years, and interim periods within those years, beginning after December 15, 2011, and can be applied either prospectively or retrospectively. Early application is permitted at the beginning of an entity's annual reporting period. Management is currently evaluating the impact of adoption, however, management expects the direct and incremental costs that can be deferred under the new guidance are expected to be significantly reduced from what is deferred today. The new guidance is expected to be adopted as of January 1, 2012, with retrospective adoption being considered.

     Closed Block
     ------------

     As a result of demutualization, the Closed Block was established in 1992 for the benefit of certain individual participating policies that were in force on that date. Assets, liabilities and earnings of the Closed Block are specifically identified to support its participating policyholders.

     Assets allocated to the Closed Block inure solely to the benefit of the Closed Block policyholders and will not revert to the benefit of AXA Equitable. No reallocation, transfer, borrowing or lending of assets can be made between the Closed Block and other portions of AXA Equitable's General Account, any of its Separate Accounts or any affiliate of AXA Equitable without the approval of the Superintendent of The New York State Insurance Department (the "Superintendent"). Closed Block assets and liabilities are carried on the same basis as similar assets and liabilities held in the General Account.

     The excess of Closed Block liabilities over Closed Block assets (adjusted to exclude the impact of related amounts in AOCI) represents the expected maximum future post-tax earnings from the Closed Block that would be recognized in income from continuing operations over the period the policies and contracts in the Closed Block remain in force. As of January 1, 2001, the Company has developed an actuarial calculation of the expected timing of the Closed Block's earnings.

     If the actual cumulative earnings from the Closed Block are greater than the expected cumulative earnings, only the expected earnings will be recognized in net income. Actual cumulative earnings in excess of expected cumulative earnings at any point in time are recorded as a policyholder dividend obligation because they will ultimately be paid to Closed Block policyholders as an additional policyholder dividend unless offset by future performance that is less favorable than originally expected. If a policyholder dividend obligation has been previously established and the actual Closed Block earnings in a subsequent period are less than the expected earnings for that period, the policyholder dividend obligation would be reduced (but not below zero). If, over the period the policies and contracts in the Closed Block remain in force, the actual cumulative earnings of the Closed Block are less than the expected cumulative earnings, only actual earnings would be recognized in income from continuing operations. If the Closed Block has insufficient funds to make guaranteed policy benefit payments, such payments will be made from assets outside the Closed Block.

     Many expenses related to Closed Block operations, including amortization of DAC, are charged to operations outside of the Closed Block; accordingly, net revenues of the Closed Block do not represent the actual profitability of the Closed

     Block operations. Operating costs and expenses outside of the Closed Block are, therefore, disproportionate to the business outside of the Closed Block.

     Investments
     -----------

     The carrying values of fixed maturities classified as AFS are reported at fair value. Changes in fair value are reported in comprehensive income. The amortized cost of fixed maturities is adjusted for impairments in value deemed to be other than temporary which are recognized in Investment gains (losses), net. The redeemable preferred stock investments that are reported in fixed maturities include real estate investment trusts ("REIT"), perpetual preferred stock, and redeemable preferred stock. These securities may not have a stated maturity, may not be cumulative and do not provide for mandatory redemption by the issuer.

     The Company determines the fair values of fixed maturities and equity securities based upon quoted prices in active markets, when available, or through the use of alternative approaches when market quotes are not readily accessible or available. These alternative approaches include matrix or model pricing and use of independent pricing services, each supported by reference to principal market trades or other observable market assumptions for similar securities. More specifically, the matrix pricing approach to fair value is a discounted cash flow methodology that incorporates market interest rates commensurate with the credit quality and duration of the investment.

     The Company's management, with the assistance of its investment advisors, monitors the investment performance of its portfolio and reviews AFS securities with unrealized losses for OTTI. Integral to this review is an assessment made each quarter, on a security-by-security basis, by the Company's Investments Under Surveillance ("IUS") Committee, of various indicators of credit deterioration to determine whether the investment security is expected to recover. This assessment includes, but is not limited to, consideration of the duration and severity of the unrealized loss, failure, if any, of the issuer of the security to make scheduled payments, actions taken by rating agencies, adverse conditions specifically related to the security or sector, the financial strength, liquidity, and continued viability of the issuer and, for equity securities only, the intent and ability to hold the investment until recovery, and results in identification of specific securities for which OTTI is recognized.

     If there is no intent to sell or likely requirement to dispose of the fixed maturity security before its recovery, only the credit loss component of any resulting OTTI is recognized in earnings (loss) and the remainder of the fair value loss is recognized in OCI. The amount of credit loss is the shortfall of the present value of the cash flows expected to be collected as compared to the amortized cost basis of the security. The present value is calculated by discounting management's best estimate of projected future cash flows at the effective interest rate implicit in the debt security prior to impairment. Projections of future cash flows are based on assumptions regarding probability of default and estimates regarding the amount and timing of recoveries. These assumptions and estimates require use of management judgment and consider internal credit analyses as well as market observable data relevant to the collectability of the security. For mortgage- and asset-backed securities, projected future cash flows also include assumptions regarding prepayments and underlying collateral value.

     Real estate held for the production of income, including real estate acquired in satisfaction of debt, is stated at depreciated cost less valuation allowances. At the date of foreclosure (including in-substance foreclosure), real estate acquired in satisfaction of debt is valued at estimated fair value. Impaired real estate is written down to fair value with the impairment loss being included in Investment gains (losses), net.

     Depreciation of real estate held for production of income is computed using the straight-line method over the estimated useful lives of the properties, which generally range from 40 to 50 years.

     Policy loans are stated at unpaid principal balances.

     Partnerships, investment companies and joint venture interests that the Company has control of and has a majority economic interest in (that is, greater than 50% of the economic return generated by the entity) or those that meet the requirements for consolidation under accounting guidance for consolidation of VIEs are consolidated. Those that the

     Company does not have control of and does not have a majority economic interest in and those that do not meet the VIE requirements for consolidation are reported on the equity basis of accounting and are reported either with equity real estate or other equity investments, as appropriate. The Company records its interests in certain of these partnerships on a one quarter lag.

     Equity securities, which include common stock, and non-redeemable preferred stock classified as AFS securities, are carried at fair value and are included in other equity investments with changes in fair value reported in OCI.

     Trading securities, which include equity securities and fixed maturities, are carried at fair value based on quoted market prices, with unrealized gains (losses) reported in Net earnings (loss).

     Corporate owned life insurance ("COLI") is purchased by the Company on the lives of certain key employees; certain subsidiaries of the Company are named as beneficiaries under these policies. COLI is carried at the cash surrender value of the policies. At December 31, 2010 and 2009, the carrying value of COLI was $787 million and $720 million, respectively, and is reported in Other invested assets in the consolidated balance sheets.

     Short-term investments are reported at amortized cost that approximates fair value and are included with other invested assets.

     Cash and cash equivalents includes cash on hand, demand deposits, money market accounts, overnight commercial paper and highly liquid debt instruments purchased with an original maturity of three months or less. Due to the short-term nature of these investments, the recorded value is deemed to approximate fair value.

     All securities owned, including United States government and agency securities, mortgage-backed securities and futures and forwards transactions, are reported in the consolidated financial statements on a trade date basis.

     Valuation Allowances for Mortgage Loans:
     ---------------------------------------

     For commercial and agricultural loans, an allowance for credit loss is typically recommended when management believes it is probable that principal and interest will not be collected according to the contractual terms. Factors that influence management's judgment in determining allowance for credit losses include the following:

        o Loan-to-value ratio - Derived from current loan balance divided by the fair market value of the property. An allowance for credit loss is typically recommended when the loan-to-value ratio is in excess of 100%. In the case where the loan-to-value is in excess of 100%, the allowance for credit loss is derived by taking the difference between the fair market value (less cost of sale) and the current loan balance.

        o Debt service coverage ratio - Derived from actual net operating income divided by annual debt service. If the ratio is below 1.0x, then the income from the property does not support the debt.

        o Occupancy - Criteria varies by property type but low or below market occupancy is an indicator of sub-par property performance.

        o Lease expirations - The percentage of leases expiring in the upcoming 12 to 36 months are monitored as a decline in rent and/or occupancy may negatively impact the debt service coverage ratio. In the case of single-tenant properties or properties with large tenant exposure, the lease expiration is a material risk factor.

        o Maturity - Loans that are not fully amortizing and have upcoming maturities within the next 12 to 24 months are monitored in conjunction with the capital markets to determine the borrower's ability to refinance the debt and/or pay off the balloon balance.

        o Borrower/tenant related issues - Financial concerns, potential bankruptcy, or words or actions that indicate imminent default or abandonment of property.

        o Payment status - current vs. delinquent - A history of delinquent payments may be a cause for concern.

        o Property condition - Significant deferred maintenance observed during Lender's annual site inspections.

        o Other - Any other factors such as current economic conditions may call into question the performance of the loan.

     Mortgage loans on real estate are stated at unpaid principal balances, net of unamortized discounts and valuation allowances. Valuation allowances are based on the present value of expected future cash flows discounted at the loan's original effective interest rate or on its collateral value if the loan is collateral dependent. However, if foreclosure is or becomes probable, the collateral value measurement method is used.

     Mortgage loans also are individually evaluated quarterly by the IUS Committee for impairment, including an assessment of related collateral value. Commercial mortgages 60 days or more past due and agricultural mortgages 90 days or more past due, as well as all mortgages in the process of foreclosure, are identified as problem mortgages. Based on its monthly monitoring of mortgages, a class of potential problem mortgages are also identified, consisting of mortgage loans not currently classified as problems but for which management has doubts as to the ability of the borrower to comply with the present loan payment terms and which may result in the loan becoming a problem or being restructured. The decision whether to classify a performing mortgage loan as a potential problem involves significant subjective judgments by management as to likely future industry conditions and developments with respect to the borrower or the individual mortgaged property.

     For problem mortgage loans a valuation allowance is established to provide for the risk of credit losses inherent in the lending process. The allowance includes loan specific reserves for loans determined to be non-performing as a result of the loan review process. A non-performing loan is defined as a loan for which it is probable that amounts due according to the contractual terms of the loan agreement will not be collected. The loan specific portion of the loss allowance is based on AXA Financial Group's assessment as to ultimate collectability of loan principal and interest. Valuation allowances for a non-performing loan are recorded based on the present value of expected future cash flows discounted at the loan's effective interest rate or based on the fair value of the collateral if the loan is collateral dependent. The valuation allowance for mortgage loans can increase or decrease from period to period based on such factors.

     Impaired mortgage loans without provision for losses are loans where the fair value of the collateral or the net present value of the expected future cash flows related to the loan equals or exceeds the recorded investment. Interest income earned on loans where the collateral value is used to measure impairment is recorded on a cash basis. Interest income on loans where the present value method is used to measure impairment is accrued on the net carrying value amount of the loan at the interest rate used to discount the cash flows. Changes in the present value attributable to changes in the amount or timing of expected cash flows are reported as investment gains or losses.

     Mortgage loans on real estate are placed on nonaccrual status once management believes the collection of accrued interest is doubtful. Once mortgage loans on real estate are classified as nonaccrual loans, interest income is recognized under the cash basis of accounting and the resumption of the interest accrual would commence only after all past due interest has been collected or the mortgage loan on real estate has been restructured to where the collection of interest is considered likely. At December 31, 2010 and 2009, the carrying values of commercial and agricultural mortgage loans on real estate that had been classified as nonaccrual loans were $0 million and $0 million for commercial and $3 million and $0 million for agricultural, respectively.

     Derivatives
     -----------

     The Company has issued and continues to offer certain variable annuity products with guaranteed minimum death benefit ("GMDB"), GMIB and guaranteed withdrawal benefit for life ("GWBL") features. The risk associated with the GMDB feature is that under-performance of the financial markets could result in GMDB benefits, in the event of death, being higher than what accumulated policyholder account balances would support. The risk associated with the GMIB/GWBL feature is that under-performance of the financial markets could result in GMIB/GWBL benefits being higher than what accumulated policyholders account balances would support. The Company uses derivatives for asset/liability risk management primarily to reduce exposures to equity market declines and interest rate fluctuations. Derivative hedging strategies are designed to reduce these risks from an economic perspective while also considering their impacts on accounting results. Operation of these hedging programs is based on models involving numerous estimates and assumptions, including, among others, mortality, lapse, surrender and withdrawal rates, election rates, market volatility and interest rates.

     A wide range of derivative contracts are used in these hedging programs, including exchange traded equity, currency and interest rate futures contracts, total return and/or other equity swaps, interest rate swap and floor contracts, variance swaps and swaptions as well as repurchase agreement transactions. For both GMDB, GMIB and GWBL, the Company retains certain risks including basis and some volatility risk and risk associated with actual versus expected assumptions for mortality, lapse and surrender, withdrawal and contractholder election rates, among other things. The derivative contracts are managed to correlate with changes in the value of the GMDB, GMIB and GWBL features that result from financial markets movements. The Company has purchased reinsurance contracts to mitigate the risks associated with GMDB features and the impact of potential market fluctuations on future policyholder elections of GMIB features contained in certain annuity contracts issued by the Company.

     GWBL features and reinsurance contracts covering GMIB exposure are considered derivatives for accounting purposes and, therefore, are reported in the balance sheet at their fair value. None of the derivatives used in these programs were designated as qualifying hedges under U.S. GAAP accounting guidance for derivatives and hedging. All gains (losses) on derivatives are reported in Net investment income (loss) in the consolidated statements of earnings (loss) except those resulting from changes in the fair values of the embedded derivatives: the GWBL features are reported in Policyholder's benefits, and the GMIB reinsurance contracts are reported on a separate line in the consolidated statement of earnings, respectively.

     In addition to its hedging program that seeks to mitigate economic exposures specifically related to variable annuity contracts with GMDB, GMIB and GWBL features, in fourth quarter 2008 and continuing into 2009, the Company implemented hedging programs to provide additional protection against the adverse effects of equity market and interest rate declines on its statutory liabilities. A majority of this protection expired in first quarter 2010, but a portion of the equity market protection extends into 2011. During 2010, the Company had in place an anticipatory hedge program to protect against declining interest rates with respect to projected variable annuity sales. Also during 2010, a significant portion of exposure to realized interest rate volatility was hedged through the purchase of swaptions with initial maturities between 6 months and 10 years. Beginning in fourth quarter 2010, the Company purchased swaptions to initiate a hedge of its General Account duration and convexity gap resulting from minimum crediting rates on interest sensitive and annuity business.

     Margins or "spreads" on interest-sensitive life insurance and annuity contracts are affected by interest rate fluctuations as the yield on portfolio investments, primarily fixed maturities, are intended to support required payments under these contracts, including interest rates credited to their policy and contract holders. The Company currently uses interest rate floors and swaptions to reduce the risk associated with minimum crediting rate guarantees on these interest-sensitive contracts.

     AXA Equitable also uses interest rate swaps to reduce exposure to interest rate fluctuations on certain of its long-term loans from affiliates. The Company is exposed to equity market fluctuations through investments in Separate Accounts and may enter into derivative contracts specifically to minimize such risk.

     The Company may be exposed to credit-related losses in the event of nonperformance by counterparties to derivative financial instruments. The Company controls and minimizes its counterparty exposure through a credit appraisal and approval process. In addition, the Company has executed various collateral arrangements with counterparties to over-the-counter derivative transactions that require both pledging and accepting collateral either in the form of cash or high-quality securities, such as U.S. Treasury securities or those issued by government agencies. At December 31, 2010 and December 31, 2009, respectively, the Company held $512 million and $695 million in cash and securities collateral delivered by trade counterparties, representing the fair value of the related derivative agreements. This unrestricted cash collateral is reported in Cash and cash equivalents, and the obligation to return it is reported in Other liabilities in the consolidated balance sheets.

     At December 31, 2010, the Company had open exchange-traded futures positions on the S&P 500, Russell 1000, NASDAQ 100 and Emerging Market indices, having initial margin requirements of $223 million. At December 31, 2010, the Company had open exchange-traded futures positions on the 2-year, 5-year, 10-year and 30-year U.S. Treasury Notes, having initial margin requirements of $60 million. At that same date, the Company had open exchange-traded future positions on the Euro Stoxx, FTSE 100, European, Australasia, Far East ("EAFE") and Topix indices as well as corresponding currency futures on the Euro/U.S. dollar, Yen/U.S. dollar and Pound/U.S. dollar, having initial margin requirements of $13 million. All exchange-traded futures contracts are net cash settled daily. All outstanding equity-based and treasury futures contracts at December 31, 2010 are exchange-traded and net settled daily in cash.

     Although notional amount is the most commonly used measure of volume in the derivatives market, it is not used as a measure of credit risk. Generally, the current credit exposure of the Company's derivative contracts is limited to the net positive estimated fair value of derivative contracts at the reporting date after taking into consideration the existence of netting agreements and any collateral received pursuant to credit support annexes. A derivative with positive value (a derivative asset) indicates existence of credit risk because the counterparty would owe money to the Company if the contract were closed. Alternatively, a derivative contract with negative value (a derivative liability) indicates the Company would owe money to the counterparty if the contract were closed. However, generally if there is more than one derivative transaction with a single counterparty, a master netting arrangement exists with respect to derivative transactions with that counterparty to provide for net settlement.

     Certain of the Company's standardized contracts for over-the-counter derivative transactions ("ISDA Master Agreements") contain credit risk related contingent provisions related to its credit rating. In some ISDA Master Agreements, if the credit rating falls below a specified threshold, either a default or a termination event permitting the counterparty to terminate the ISDA Master Agreement would be triggered. In all agreements that provide for collateralization, various levels of collateralization of net liability positions are applicable, depending upon the credit rating of the counterparty. The aggregate fair value of all collateralized derivative transactions that were in a liability position at December 31, 2010, and December 31, 2009, respectively, were $84 million and $598 million, for which the Company had posted collateral of $99 million and $632 million in the normal operation of its collateral arrangements. If the investment grade related contingent features had been triggered on December 31, 2010, the Company would not have been required to post material collateral to its counterparties.

     Net Investment Income (Loss), Investment Gains (Losses), Net and Unrealized
     ---------------------------------------------------------------------------
     Investment Gains (Losses)
     -------------------------

     Net investment income (loss) and realized investment gains (losses), net (together "investment results") related to certain participating group annuity contracts which are passed through to the contractholders are offset by amounts reflected as interest credited to policyholders' account balances.

     Realized investment gains (losses) are determined by identification with the specific asset and are presented as a component of revenue. Changes in the valuation allowances are included in Investment gains (losses), net.

     Realized and unrealized holding gains (losses) on trading securities are reflected in Net investment income (loss).

     Unrealized investment gains (losses) on fixed maturities and equity securities AFS held by the Company are accounted for as a separate component of AOCI, net of related deferred income taxes, amounts attributable to certain pension operations, Closed Blocks' policyholders dividend obligation, DAC related to universal life policies, investment-type products and participating traditional life policies.

   Fair Value of Other Financial Instruments
   -----------------------------------------

   Fair value is defined as the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. The accounting guidance established a fair value hierarchy that requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value, and identifies three levels of inputs that may be used to measure fair value:

   Level 1        Quoted prices for identical instruments in active markets.
                  Level 1 fair values generally are supported by market transactions that occur with sufficient frequency and volume to provide pricing information on an ongoing basis.
   Level 2 Observable inputs other than Level 1 prices, such as quoted prices for similar instruments, quoted prices in markets that are not active, and inputs to model-derived valuations that are directly observable or can be corroborated by observable market data.
   Level 3 Unobservable inputs supported by little or no market activity and often requiring significant management judgment or estimation, such as an entity's own assumptions about the cash flows or other significant components of value that market participants would use in pricing the asset or liability.

     The Company defines fair value as the quoted market prices for those instruments that are actively traded in financial markets. In cases where quoted market prices are not available, fair values are measured using present value or other valuation techniques. The fair value determinations are made at a specific point in time, based on available market information and judgments about the financial instrument, including estimates of the timing and amount of expected future cash flows and the credit standing of counterparties. Such adjustments do not reflect any premium or discount that could result from offering for sale at one time the Company's entire holdings of a particular financial instrument, nor do they consider the tax impact of the realization of unrealized gains or losses. In many cases, the fair values cannot be substantiated by comparison to independent markets, nor can the disclosed value be realized in immediate settlement of the instrument.

     At December 31, 2010 and 2009, respectively, investments classified as Level 1 comprise approximately 74.2% and 74.0% of invested assets measured at fair value on a recurring basis and primarily include redeemable preferred stock, cash and cash equivalents and Separate Accounts assets. Fair value measurements classified as Level 1 include exchange-traded prices of fixed maturities, equity securities and derivative contracts, and net asset values for transacting subscriptions and redemptions of mutual fund shares held by Separate Accounts. Cash equivalents classified as Level 1 include money market accounts, overnight commercial paper and highly liquid debt instruments purchased with an original maturity of three months or less, and are carried at cost as a proxy for fair value measurement due to their short-term nature.

     At December 31, 2010 and 2009, respectively, investments classified as Level 2 comprise approximately 24.3% and 23.5% of invested assets measured at fair value on a recurring basis and primarily include U.S. government and agency securities and certain corporate debt securities, such as private fixed maturities. As market quotes generally are not readily available or accessible for these securities, their fair value measures are determined utilizing relevant information generated by market transactions involving comparable securities and often are based on model pricing techniques that effectively discount prospective cash flows to present value using appropriate sector-adjusted credit spreads commensurate with the security's duration, also taking into consideration issuer-specific credit quality and liquidity. These valuation methodologies have been studied and evaluated by the Company and the resulting prices determined to be representative of exit values. Segregated securities classified as Level 2 are U.S. Treasury Bills segregated by AllianceBernstein in a special reserve bank custody account for the exclusive benefit of brokerage customers, as required by Rule 15c3-3 of the Exchange Act and for which fair values are based on quoted yields in secondary markets.

     Observable inputs generally used to measure the fair value of securities classified as Level 2 include benchmark yields, reported secondary trades, broker-dealer quotes, issuer spreads, benchmark securities, bids, offers, and reference data. Additional observable inputs are used when available, and as may be appropriate, for certain security types, such as prepayment, default, and collateral information for the purpose of measuring the fair value of mortgage- and asset-backed securities. At December 31, 2010, and December 31, 2009, respectively, approximately $1,726 million and $1,678 million of AAA-rated mortgage- and asset-backed securities are classified as Level 2, including commercial mortgage obligations, for which the observability of market inputs to their pricing models is supported by sufficient, albeit more recently contracted, market activity in these sectors.

     As disclosed in Note 3, at December 31, 2010 and 2009, respectively, the net fair value of freestanding derivative positions is approximately $540 million and $169 million or approximately 38.2% and 11.4% of Other invested assets measured at fair value on a recurring basis. The majority of these derivative contracts are traded in the OTC derivative market and are classified in Level 2. The fair values of derivative assets and liabilities traded in the OTC market are determined using quantitative models that require use of the contractual terms of the derivative instruments and multiple market inputs, including interest rates, prices, and indices to generate continuous yield or pricing curves and volatility factors, which then are applied to value the positions. The predominance of market inputs is actively quoted and can be validated through external sources or reliably interpolated if less observable.

     The credit risk of the counterparty and of the Company are considered in determining the fair values of all OTC derivative asset and liability positions, respectively, after taking into account the effects of master netting agreements and collateral arrangements. Each reporting period, the Company values its derivative positions using the standard swap curve and evaluates whether to adjust the embedded credit spread to reflect changes in counterparty or its own credit standing. As a result, the Company reduced the fair value of its OTC derivative asset exposures by $3 million at December 31, 2010 to recognize incremental counterparty non-performance risk. The unadjusted swap curve was determined to be reflective of the non-performance risk of the Company for purpose of determining the fair value of its OTC liability positions at December 31, 2010.

     At December 31, 2010 and 2009, respectively, investments classified as Level 3 comprise approximately 1.5% and 2.5% of invested assets measured at fair value on a recurring basis and primarily include corporate debt securities, such as private fixed maturities. Determinations to classify fair value measures within Level 3 of the valuation hierarchy generally are based upon the significance of the unobservable factors to the overall fair value measurement. Included in the Level 3 classification at December 31, 2010 and 2009, respectively, were approximately $277 million and $366 million of fixed maturities with indicative pricing obtained from brokers that otherwise could not be corroborated to market observable data. The Company applies various due-diligence procedures, as considered appropriate, to validate these non-binding broker quotes for reasonableness, based on its understanding of the markets, including use of internally-developed assumptions about inputs a market participant would use to price the security. In addition, approximately $1,251 million and $1,707 million of mortgage- and asset-backed securities, including CMBS, are classified as Level 3 at December 31, 2010 and 2009, respectively. Prior to fourth quarter 2008, pricing of these CMBS was sourced from a third-party service, whose process placed significant reliance on market trading activity. Beginning in fourth quarter 2008, the lack of sufficient observable trading data made it difficult, at best, to validate prices of CMBS below the senior AAA tranche. Consequently, the Company instead applied a risk-adjusted present value technique to the projected cash flows of these securities, as adjusted for origination year, default metrics, and level of subordination, with the objective of maximizing observable inputs, and weighted the result with a 10% attribution to pricing sourced from the third party service. At December 31, 2010, the Company continued to apply this methodology to measure the fair value of CMBS below the senior AAA tranche, having demonstrated ongoing insufficient frequency and volume of observable trading activity in these securities.

     Level 3 also includes the GMIB reinsurance asset and the GWBL features' liability, which are accounted for as derivative contracts. The GMIB reinsurance asset's fair value reflects the present value of reinsurance premiums and recoveries and risk margins over a range of market consistent economic scenarios while the GWBL related liability reflects the present value of expected future payments (benefits) less fees, adjusted for risk margins, attributable to the GWBL feature over a range of market-consistent economic scenarios. The valuations of both the GMIB asset and GWBL features' liability incorporate significant non-observable assumptions related to policyholder behavior, risk margins and projections of equity Separate Account funds consistent with the S&P 500 Index. Using methodology similar to that described for measuring non-performance risk of OTC derivative exposures, incremental adjustment is made to the resulting fair values of the GMIB asset to reflect change in the claims-paying ratings of counterparties to the reinsurance treaties and of AXA Equitable, respectively. After giving consideration to collateral arrangements, the Company reduced the fair value of its GMIB asset by $19 million at December 31, 2010 to recognize incremental counterparty non-performance risk.

     The unadjusted swap curve was determined to be reflective of the AA quality claims-paying rating of AXA Equitable, therefore, no incremental adjustment was made for non-performance risk for purpose of determining the fair value of the GWBL features' liability embedded derivative at December 31, 2010.

     Fair value measurements are required on a non-recurring basis for certain assets, including goodwill, mortgage loans on real estate, equity real estate held for production of income, and equity real estate held for sale, only when an OTTI or other event occurs. When such fair value measurements are recorded, they must be classified and disclosed within the fair value hierarchy. In 2010 and 2009, no assets were required to be measured at fair value on a non-recurring basis.

     Certain financial instruments are exempt from the requirements for fair value disclosure, such as insurance liabilities other than financial guarantees and investment contracts and pension and other postretirement obligations. Fair market values of off-balance-sheet financial instruments of the Insurance Group were not material at December 31, 2010 and 2009.

     Fair values for mortgage loans on real estate are measured by discounting future contractual cash flows using interest rates at which loans with similar characteristics and credit quality would be made. Fair values for foreclosed mortgage loans and problem mortgage loans are limited to the fair value of the underlying collateral, if lower.

     Other limited partnership interests and other equity investments, including interests in investment companies, are accounted for under the equity method.

     The fair values for the Company's association plan contracts, supplementary contracts not involving life contingencies ("SCNILC"), deferred annuities and certain annuities, which are included in Policyholders' account balances, and guaranteed interest contracts are estimated using projected cash flows discounted at rates reflecting current market rates.

     Fair values for long-term debt are determined using published market values, when available, or contractual cash flows discounted at market interest rates. The fair values for non-recourse mortgage debt are determined by discounting contractual cash flows at a rate that takes into account the level of current market interest rates and collateral risk. The fair values for recourse mortgage debt are determined by discounting contractual cash flows at a rate based upon current interest rates of other companies with credit ratings similar to the Company. The Company's fair value of short-term borrowings approximates its carrying value. The fair values of the Company's borrowing and lending arrangements with AXA affiliated entities are determined in the same manner as herein described for such transactions with third-parties.

     Recognition of Insurance Income and Related Expenses
     ----------------------------------------------------

     Premiums from universal life and investment-type contracts are reported as deposits to policyholders' account balances. Revenues from these contracts consist of fees assessed during the period against policyholders' account balances for mortality charges, policy administration charges and surrender charges. Policy benefits and claims that are charged to expense include benefit claims incurred in the period in excess of related policyholders' account balances.

     Premiums from participating and non-participating traditional life and annuity policies with life contingencies generally are recognized in income when due. Benefits and expenses are matched with such income so as to result in the recognition of profits over the life of the contracts. This match is accomplished by means of the provision for liabilities for future policy benefits and the deferral and subsequent amortization of policy acquisition costs.

     For contracts with a single premium or a limited number of premium payments due over a significantly shorter period than the total period over which benefits are provided, premiums are recorded as revenue when due with any excess profit deferred and recognized in income in a constant relationship to insurance in-force or, for annuities, the amount of expected future benefit payments.

     Premiums from individual health contracts are recognized as income over the period to which the premiums relate in proportion to the amount of insurance protection provided.

     DAC
     ---

     Acquisition costs that vary with and are primarily related to the acquisition of new and renewal insurance business, including commissions, underwriting, agency and policy issue expenses, are deferred. DAC is subject to recoverability testing at the time of policy issue and loss recognition testing at the end of each accounting period.

     For universal life and investment-type contracts, DAC is amortized over the expected total life of the contract group as a constant percentage of estimated gross profits arising principally from investment results, Separate Account fees, mortality and expense margins and surrender charges based on historical and anticipated future experience, updated at the end of each accounting period. When estimated gross profits are expected to be negative for multiple years of a contract's total life, DAC is amortized using the present value of estimated assessments. The effect on the amortization of DAC of revisions to estimated gross profits or assessments is reflected in earnings (loss) in the period such estimated gross profits or assessments are revised. A decrease in expected gross profits or assessments would accelerate DAC amortization. Conversely, an increase in expected gross profits or assessments would slow DAC amortization. The effect on the DAC asset that would result from realization of unrealized gains (losses) is recognized with an offset to AOCI in consolidated equity as of the balance sheet date.

     A significant assumption in the amortization of DAC on variable and interest-sensitive life insurance and variable annuities relates to projected future Separate Account performance. Management sets estimated future gross profit or assessment assumptions related to Separate Account performance using a long-term view of expected average market returns by applying a reversion to the mean approach, a commonly used industry practice. This future return approach influences the fees earned, costs incurred associated with the GMDB and GMIB features related to the variable annuity contracts, as well as other sources of profit. This applies to variable life policies to a lesser degree. Returns that are higher than expectations for a given period produce higher than expected account balances, increase the fees earned and decrease the costs incurred associated with the GMDB and GMIB features related to the variable annuity contracts, resulting in higher expected future gross profits and lower DAC amortization for the period. The opposite occurs when returns are lower than expected.

     In applying this approach to develop estimates of future returns, it is assumed that the market will return to an average gross long-term return estimate, developed with reference to historical long-term equity market performance. Currently, the average gross long-term return estimate is measured from December 31, 2008. For purposes of making this reasonableness assessment, management has set limitations as to maximum and minimum future rate of return assumptions, as well as a limitation on the duration of use of these maximum or minimum rates of return. At December 31, 2010, the average gross short-term and long-term annual return estimate on variable and interest-sensitive life insurance and variable annuities was 9% (6.72% net of product weighted average Separate Account fees), and the gross maximum and minimum annual rate of return limitations were 15% (12.72% net of product weighted average Separate Account fees) and 0% (-2.28% net of product weighted average Separate Account fees), respectively. The maximum duration over which these rate limitations may be applied is 5 years. This approach will continue to be applied in future periods. These assumptions and parameters are subject to change only when management's long-term expectation changes.

     If actual market returns continue at levels that would result in assuming future market returns of 15% for more than 5 years in order to reach the average gross long-term return estimate, the application of the 5 year maximum duration limitation would result in an acceleration of DAC amortization. Conversely, actual market returns resulting in assumed future market returns of 0% for more than 5 years would result in a required deceleration of DAC amortization. As of December 31, 2010, current projections of future average gross market returns assume a 0% annualized return for the next seven quarters, which is within the maximum and minimum limitations, and assume a reversion to the mean of 9% in eleven quarters.

     At the end of each accounting period, the present value of estimated gross profits or assessments is updated based on historical and anticipated future experience. Due primarily to the significant reduction in Separate Accounts balances during 2008 and a change in the estimate of average gross short-term annual return on Separate Account balances to 9%, future estimated gross profits at December 31, 2008 for certain issue years for the Accumulator(R) products were expected to be negative as the increases in the fair values of derivatives used to hedge certain risks; related to these products would be recognized in current earnings (loss) while the related reserves do not fully and immediately reflect the immediate impact of equity and interest market fluctuations. As required under U.S. GAAP, for those issue years with future estimated negative gross profits, the DAC amortization method was permanently changed in fourth quarter 2008 from one based on estimated gross profits to one based on estimated assessments for Accumulator(R) products, subject to loss recognition testing.

     In addition, projections of future mortality assumptions related to variable and interest-sensitive life products are based on a long-term average of actual experience. This assumption is updated quarterly to reflect recent experience as it emerges. Improvement of life mortality in future periods from that currently projected would result in future deceleration of DAC amortization. Conversely, deterioration of life mortality in future periods from that currently projected would result in future acceleration of DAC amortization. Generally, life mortality experience has been improving in recent years.

     For participating traditional life policies (substantially all of which are in the Closed Block), DAC is amortized over the expected total life of the contract group as a constant percentage based on the present value of the estimated gross margin amounts expected to be realized over the life of the contracts using the expected investment yield. At December 31, 2010, the average rate of assumed investment yields, excluding policy loans, was 6% grading to 5.5% over 5 years. Estimated gross margins include anticipated premiums and investment results less claims and administrative expenses, changes in the net level premium reserve and expected annual policyholder dividends. The effect on the accumulated amortization of DAC of revisions to estimated gross margins is reflected in earnings in the period such estimated gross margins are revised. The effect on the DAC asset that would result from realization of unrealized gains (losses) is recognized with an offset to AOCI in consolidated equity as of the balance sheet date.

     For non-participating traditional life policies, DAC is amortized in proportion to anticipated premiums. Assumptions as to anticipated premiums are estimated at the date of policy issue and are consistently applied during the life of the contracts. Deviations from estimated experience are reflected in earnings (loss) in the period such deviations occur. For these contracts, the amortization periods generally are for the total life of the policy. DAC related to these policies is subject to recoverability testing as part of AXA Financial Group's premium deficiency testing. If a premium deficiency exists, DAC is reduced by the amount of the deficiency or to zero through a charge to current period earnings (loss). If the deficiency exceeds the DAC balance, the reserve for future policy benefits is increased by the excess, reflected in earnings (loss) in the period such deficiency occurs.

     Contractholder Bonus Interest Credits
     -------------------------------------

     Contractholder bonus interest credits are offered on certain deferred annuity products in the form of either immediate bonus interest credited or enhanced interest crediting rates for a period of time. The interest crediting expense associated with these contractholder bonus interest credits is deferred and amortized over the lives of the underlying contracts in a manner consistent with the amortization of DAC. Unamortized balances are included in Other assets.

     Policyholders' Account Balances and Future Policy Benefits
     ----------------------------------------------------------

     Policyholders' account balances for universal life and investment-type contracts are equal to the policy account values. The policy account values represent an accumulation of gross premium payments plus credited interest less expense and mortality charges and withdrawals.

     AXA Equitable issues or has issued certain variable annuity products with GMDB and GWBL features. AXA Equitable also issues certain variable annuity products that contain a GMIB feature which, if elected by the policyholder after a stipulated waiting period from contract issuance, guarantees a minimum lifetime annuity based on predetermined annuity purchase rates that may be in excess of what the contract account value can purchase at then-current annuity purchase rates. This minimum lifetime annuity is based on predetermined annuity purchase rates applied to a GMIB base. Reserves for GMDB and GMIB obligations are calculated on the basis of actuarial assumptions related to projected benefits and related contract charges generally over the lives of the contracts using assumptions consistent with those used in estimating gross profits for purposes of amortizing DAC. The determination of this estimated liability is based on models that involve numerous estimates and subjective judgments, including those regarding expected market rates of return and volatility, contract surrender and withdrawal rates, mortality experience, and, for contracts with the GMIB feature, GMIB election rates. Assumptions regarding Separate Account performance used for purposes of this calculation are set using a long-term view of expected average market returns by applying a reversion to the mean approach, consistent with that used for DAC amortization. There can be no assurance that ultimate actual experience will not differ from management's estimates.

     For reinsurance contracts other than those covering GMIB exposure, reinsurance recoverable balances are calculated using methodologies and assumptions that are consistent with those used to calculate the direct liabilities.

     For participating traditional life policies, future policy benefit liabilities are calculated using a net level premium method on the basis of actuarial assumptions equal to guaranteed mortality and dividend fund interest rates. The liability for annual dividends represents the accrual of annual dividends earned. Terminal dividends are accrued in proportion to gross margins over the life of the contract.

     For non-participating traditional life insurance policies, future policy benefit liabilities are estimated using a net level premium method on the basis of actuarial assumptions as to mortality, persistency and interest established at policy issue. Assumptions established at policy issue as to mortality and persistency are based on the Insurance Group's experience that, together with interest and expense assumptions, includes a margin for adverse deviation. When the liabilities for future policy benefits plus the present value of expected future gross premiums for a product are insufficient to provide for expected future policy benefits and expenses for that product, DAC is written off and thereafter, if required, a premium deficiency reserve is established by a charge to earnings. Benefit liabilities for traditional annuities during the accumulation period are equal to accumulated contractholders' fund balances and, after annuitization, are equal to the present value of expected future payments. Interest rates used in establishing such liabilities range from 2.25% to 10.9% for life insurance liabilities and from 2.25% to 10.7% for annuity liabilities.

     Individual health benefit liabilities for active lives are estimated using the net level premium method and assumptions as to future morbidity, withdrawals and interest. Benefit liabilities for disabled lives are estimated using the present value of benefits method and experience assumptions as to claim terminations, expenses and interest. While management believes its disability income ("DI") reserves have been calculated on a reasonable basis and are adequate, there can be no assurance reserves will be sufficient to provide for future liabilities.

     Policyholders' Dividends
     ------------------------

     The amount of policyholders' dividends to be paid (including dividends on policies included in the Closed Block) is determined annually by AXA Equitable's board of directors. The aggregate amount of policyholders' dividends is related to actual interest, mortality, morbidity and expense experience for the year and judgment as to the appropriate level of statutory surplus to be retained by AXA Equitable.

     At December 31, 2010, participating policies, including those in the Closed Block, represent approximately 7.5% ($25 billion) of directly written life insurance in-force, net of amounts ceded.

     Separate Accounts
     -----------------

     Generally, Separate Accounts established under New York State Insurance Law are not chargeable with liabilities that arise from any other business of the Insurance Group. Separate Accounts assets are subject to General Account claims only to the extent Separate Accounts assets exceed Separate Accounts liabilities. Assets and liabilities of the Separate Accounts represent the net deposits and accumulated net investment earnings less fees, held primarily for the benefit of contractholders, and for which the Insurance Group does not bear the investment risk. Separate Accounts' assets and liabilities are shown on separate lines in the consolidated balance sheets. Assets held in Separate Accounts are reported at quoted market values or, where quoted values are not readily available or accessible for these securities, their fair value measures most often are determined through the use of model pricing that effectively discounts prospective cash flows to present value using appropriate sector-adjusted credit spreads commensurate with the security's duration, also taking into consideration issuer-specific credit quality and liquidity. The assets and liabilities of three Separate Accounts are presented and accounted for as General Account assets and liabilities due to the fact that not all of the investment performance in those Separate Accounts is passed through to policyholders. Investment assets in these Separate Accounts principally consist of fixed maturities that are classified as available for sale in the accompanying consolidated financial statements.

     The investment results of Separate Accounts, including unrealized gains (losses), on which the Insurance Group does not bear the investment risk are reflected directly in Separate Accounts liabilities and are not reported in revenues in the consolidated statements of earnings (loss). For 2010, 2009 and 2008, investment results of such Separate Accounts were gains (losses) of $10,117 million, $15,465 million and $(33,913) million, respectively.

     Deposits to Separate Accounts are reported as increases in Separate Accounts liabilities and are not reported in revenues. Mortality, policy administration and surrender charges on all policies including those funded by Separate Accounts are included in revenues.

     The Company reports the General Account's interests in Separate Accounts as Trading securities in the consolidated balance sheets.

     Recognition of Investment Management Revenues and Related Expenses
     ------------------------------------------------------------------

     Commissions, fees and other income principally include the Investment Management segment's investment advisory and service fees, distribution revenues and institutional research services revenue. Investment advisory and service base fees, generally calculated as a percentage, referred to as basis points ("BPs"), of assets under management, are recorded as revenue as the related services are performed; they include brokerage transactions charges received by SCB LLC for certain retail, private client and institutional investment client transactions. Certain investment advisory contracts, including those associated with hedge funds, provide for a performance-based fee, in addition to or in lieu of a base fee which is calculated as either a percentage of absolute investment results or a percentage of the investment results in excess of a stated benchmark over a specified period of time. Performance-based fees are recorded as a component of revenue at the end of each contract's measurement period. Institutional research services revenue consists of brokerage transaction charges received by SCB LLC and SCBL, for independent research and brokerage-related services provided to institutional investors. Brokerage transaction charges earned and related expenses are recorded on a trade date basis. Distribution revenues and shareholder servicing fees are accrued as earned.

     Commissions paid to financial intermediaries in connection with the sale of shares of open-end AllianceBernstein sponsored mutual funds sold without a front-end sales charge ("back-end load shares") are capitalized as deferred sales commissions and amortized over periods not exceeding five and one-half years for U.S. fund shares and four years for non-U.S. fund shares, the periods of time during which the deferred sales commissions are generally recovered. These commissions are recovered from distribution services fees received from those funds and from contingent deferred sales commissions ("CDSC") received from shareholders of those funds upon the redemption of their shares. CDSC cash recoveries are recorded as reductions of unamortized deferred sales commissions when received. Effective January 31, 2009, back-end load shares are no longer offered to new investors by AllianceBernstein's U.S. funds. Management tests the deferred sales commission asset for recoverability quarterly and determined that the balance as of December 31, 2010 was not impaired.

     AllianceBernstein's management tests the deferred sales commission asset for recoverability quarterly. AllianceBernstein's management determines recoverability by estimating undiscounted future cash flows to be realized from this asset, as compared to its recorded amount, as well as the estimated remaining life of the deferred sales commission asset over which undiscounted future cash flows are expected to be received. Undiscounted future cash flows consist of ongoing distribution services fees and CDSC. Distribution services fees are calculated as a percentage of average assets under management related to back-end load shares. CDSC are based on the lower of cost or current value, at the time of redemption, of back-end load shares redeemed and the point at which redeemed during the applicable minimum holding period under the mutual fund distribution system.

     Significant assumptions utilized to estimate future average assets under management and undiscounted future cash flows from back-end load shares include expected future market levels and redemption rates. Market assumptions are selected using a long-term view of expected average market returns based on historical returns of broad market indices. Future redemption rate assumptions are determined by reference to actual redemption experience over the five-year, three-year and one-year periods and current quarterly periods ended December 31, 2010. These assumptions are updated periodically.Estimates of undiscounted future cash flows and the remaining life of the deferred sales commission asset are made from these assumptions and the aggregate undiscounted cash flows are compared to the recorded value of the deferred sales commission asset. If AllianceBernstein's management determines in the future that the deferred sales commission asset is not recoverable, an impairment condition would exist and a loss would be measured as the amount by which the recorded amount of the asset exceeds its estimated fair value. Estimated fair value is determined using AllianceBernstein's management's best estimate of future cash flows discounted to a present value amount.

     Goodwill and Other Intangible Assets
     ------------------------------------

     Goodwill represents the excess of the purchase price over the fair value of identifiable assets of acquired companies, and relates principally to the Bernstein Acquisition and purchases of AllianceBernstein units. In accordance with the guidance for Goodwill and Other Intangible Assets, goodwill is tested annually for impairment and at interim periods if events or circumstances indicate an impairment could have occurred. Based on the 2010 impairment testing performed as of December 31, 2010, management determined that goodwill was not impaired.

     Intangible assets related to the Bernstein Acquisition and purchases of AllianceBernstein Units include values assigned to contracts of businesses acquired. These intangible assets continue to be amortized on a straight-line basis over estimated useful lives of twenty years.

     Other intangible assets are tested for impairment quarterly. Management determined that other intangible assets were not impaired at December 31, 2010.

     Other Accounting Policies
     -------------------------

     Capitalized internal-use software is amortized on a straight-line basis over the estimated useful life of the software that ranges between one and nine years.

     AXA Financial and certain of its consolidated subsidiaries, including the Company, file a consolidated Federal income tax return. Current Federal income taxes are charged or credited to operations based upon amounts estimated to be payable or recoverable as a result of taxable operations for the current year. Deferred income tax assets and liabilities are recognized based on the difference between financial statement carrying amounts and income tax bases of assets and liabilities using enacted income tax rates and laws.

     Discontinued operations include real estate held-for-sale.

     Real estate investments meeting the following criteria are classified as real estate held-for-sale:

        o Management having the authority to approve the action commits the organization to a plan to sell the property.

        o The property is available for immediate sale in its present condition subject only to terms that are usual and customary for the sale of such assets.

        o An active program to locate a buyer and other actions required to complete the plan to sell the asset have been initiated and are continuing.

        o The sale of the asset is probable and transfer of the asset is expected to qualify for recognition as a completed sale within one year.

        o The asset is being actively marketed for sale at a price that is reasonable in relation to its current fair value.

        o Actions required to complete the plan indicate that it is unlikely that significant changes to the plan will be made or that the plan will be withdrawn.

     Real estate held-for-sale is stated at depreciated cost less valuation allowances. Valuation allowances on real estate held-for-sale are computed using the lower of depreciated cost or current estimated fair value, net of disposition costs. Depreciation is discontinued on real estate held-for-sale.

     At December 31, 2010 and 2009, AXA Equitable did not have any real estate held-for-sale. The results of operations for real estate held-for-sale in each of the three years ended December 31, 2010 were not significant.

3)   INVESTMENTS

     Fixed Maturities and Equity Securities
     --------------------------------------

     The following table provides information relating to fixed maturities and equity securities classified as AFS:


                AVAILABLE-FOR-SALE SECURITIES BY CLASSIFICATION


                                                            GROSS              GROSS
                                        AMORTIZED         UNREALIZED        UNREALIZED                             OTTI
                                           COST             GAINS             LOSSES          FAIR VALUE        IN AOCI (3)
                                     ----------------- ----------------- ------------------ ---------------- ------------------
                                                                           (IN MILLIONS)
DECEMBER 31, 2010:
------------------
Fixed maturities:
    Corporate....................... $      20,494      $     1,348      $         110      $    21,732      $           -
    U.S. Treasury, government
     and agency(4)..................         1,986               18                 88            1,916                  -
    States and
     political subdivisions.........           516               11                 16              511                  -
    Foreign governments.............           502               59                  1              560                  -
    Commercial mortgage-backed......         1,473                5                375            1,103                 19
    Residential mortgage-backed (1).         1,601               67                  -            1,668                  -
    Asset-backed (2) ...............           245               13                 12              246                  7
    Redeemable preferred stock......         1,364               23                 66            1,321                  -
                                     ----------------- ----------------- ------------------ ---------------- ------------------
     Total Fixed Maturities.........        28,181            1,544                668           29,057                 26

Equity securities...................            26                -                  3               23                  -
                                     ----------------- ----------------- ------------------ ---------------- ------------------

Total at December 31, 2010.......... $      28,207      $     1,544      $         671      $    29,080      $          26
                                     ================= ================= ================== ================ ==================

December 31, 2009
-----------------
Fixed maturities:
    Corporate....................... $      19,438      $       991      $         235      $    20,194                  1
    U.S. Treasury, government
     and agency.....................         1,830               13                153            1,690                  -
    States and
     political subdivisions.........           389                7                 14              382                  -
    Foreign governments.............           270               32                  -              302                  -
    Commercial mortgage-backed......         1,980                2                492            1,490                  2
    Residential mortgage-backed (1).         1,605               46                  1            1,650                  -
    Asset-backed (2) ...............           278               11                 21              268                  8
    Redeemable preferred stock......         1,707                9                222            1,494                  -
                                     ----------------- ----------------- ------------------ -----------------------------------
     Total Fixed Maturities.........        27,497            1,111              1,138           27,470                 11

Equity securities...................            44               10                  -               54                  -
                                     ----------------- ----------------- ------------------ -----------------------------------

Total at December 31, 2009.......... $      27,541      $     1,121      $       1,138      $    27,524      $          11
                                     ================= ================= ================== ===================================


     (1) Includes publicly traded agency pass-through securities and collateralized mortgage obligations.
     (2) Includes credit-tranched securities collateralized by sub-prime mortgages and other asset types and credit tenant loans.
     (3) Amounts represent OTTI losses in AOCI, which were not included in earnings in accordance with current accounting guidance.
     (4) Reflects $122 million of amortized cost of FDIC insured bonds that were reported as Corporate in 2009 and moved to U.S. Treasury, government and agency in 2010.

     At December 31, 2010 and 2009, respectively, the Company had trading fixed maturities with an amortized cost of $207 million and $115 million and carrying values of $208 million and $126 million. Gross unrealized gains on trading fixed maturities were $3 million and $12 million and gross unrealized losses were $2 million and $1 million for 2010 and 2009, respectively.

     The contractual maturities of AFS fixed maturities (excluding redeemable preferred stock) at December 31, 2010 are shown in the table below. Bonds not due at a single maturity date have been included in the table in the final year of maturity. Actual maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.


                      AVAILABLE-FOR-SALE FIXED MATURITIES
                  CONTRACTUAL MATURITIES AT DECEMBER 31, 2010

                                                                 AMORTIZED
                                                                   COST            FAIR VALUE
                                                              ----------------   ----------------
                                                                        (IN MILLIONS)
Due in one year or less.....................................   $    2,234         $    2,265
Due in years two through five...............................        8,210              8,721
Due in years six through ten................................        8,612              9,155
Due after ten years.........................................        4,442              4,578
                                                              ----------------   ----------------
    Subtotal................................................       23,498             24,719
Commercial mortgage-backed securities.......................        1,473              1,103
Residential mortgage-backed securities......................        1,601              1,668
Asset-backed securities.....................................          245                246
                                                              ----------------   ----------------
Total     ..................................................   $   26,817         $   27,736
                                                              ================   ================

The Company recognized OTTI on AFS fixed maturities as follows:


                                                                      December 31,
                                                  ------------------------------------------------------
                                                        2010              2009               2008
                                                  -----------------  ----------------  -----------------
                                                                      (IN MILLIONS)
 Credit losses recognized in earnings (loss) (1).. $     (282)        $    (168)        $     (286)
 Non-credit losses recognized in OCI..............        (18)               (6)                 -
                                                  -----------------  ----------------  -----------------
 Total OTTI....................................... $     (300)        $    (174)        $     (286)
                                                  =================  ================  =================

 (1) During 2010 and 2009, respectively, included in credit losses recognized in earnings (loss) were OTTI of $6 million and $3 million related to AFS fixed maturities as the Company intended to sell or expected to be required to sell these impaired fixed maturities prior to recovering their amortized cost.

     The following table sets forth the amount of credit loss impairments on fixed maturity securities held by the Company at the dates indicated and the corresponding changes in such amounts.


                   FIXED MATURITIES - CREDIT LOSS IMPAIRMENTS


                                                                                                 2010              2009
                                                                                            --------------- -------------------
                                                                                                      (IN MILLIONS)
Balances at January 1, 2010 and March 31, 2009, respectively.............................    $     (146)     $         -
Cumulative adjustment related to implementing new accounting guidance on April 1, 2009...             -             (122)
Impact of consolidation of Wind-Up Annuities business....................................             -               (6)
Previously recognized impairments on securities that matured, paid, prepaid or sold......            99              146
Recognized impairments on securities impaired to fair value this period (1)..............            (6)              (3)
Impairments recognized this period on securities not previously impaired.................          (268)            (143)
Additional impairments this period on securities previously impaired.....................            (8)             (22)
Increases due to passage of time on previously recorded credit losses....................             -                -
Accretion of previously recognized impairments due to increases in expected cash flows...             -                -
                                                                                            --------------- -------------------
Balances at December 31,.................................................................    $     (329)     $      (150)
                                                                                            =============== ===================


   (1) Represents circumstances where the Company determined in the current period that it intends to sell the security or it is more likely than not that it will be required to sell the security before recovery of the security's amortized cost.

     Net unrealized investment gains (losses) on fixed maturities and equity securities classified as AFS are included in the consolidated balance sheets as a component of AOCI. The table below presents these amounts as of the dates indicated:

                                                                                         DECEMBER 31,
                                                                              -----------------------------------
                                                                                   2010               2009
                                                                              ----------------  -----------------
                                                                                        (IN MILLIONS)
      AFS Securities:
        Fixed maturities:
          With OTTI losses...................................................  $       (16)      $       (11)
          All other..........................................................          892               (16)
        Equity securities....................................................           (3)               10
                                                                              ----------------  -----------------
      Net Unrealized Gains (Losses)..........................................  $       873       $       (17)
                                                                              ================  =================

     Changes in net unrealized investment gains (losses) recognized in AOCI include reclassification adjustments to reflect amounts realized in Net earnings (loss) for the current period that had been part of OCI in earlier periods. The tables that follow below present a rollforward of net unrealized investment gains (losses) recognized in AOCI, split between amounts related to fixed maturity securities on which an OTTI loss has been recognized, and all other:

       NET UNREALIZED GAINS (LOSSES) ON FIXED MATURITIES WITH OTTI LOSSES

                                                                                                                       AOCI GAIN
                                             NET                                                    DEFERRED            (LOSS)
                                          UNREALIZED                                                 INCOME         RELATED TO NET
                                            GAINS                                                     TAX             UNREALIZED
                                         (LOSSES) ON                          POLICYHOLDERS          ASSET            INVESTMENT
                                         INVESTMENTS            DAC            LIABILITIES         (LIABILITY)      GAINS (LOSSES)
                                        ---------------    --------------    ----------------    ---------------    ----------------
                                                                               (IN MILLIONS)
Balance, January 1, 2010..............  $      (11)        $          6      $           -       $          2       $         (3)
Net investment gains (losses)
  arising during the period...........           3                    -                  -                  -                  3
Reclassification adjustment for OTTI
  losses:
     Included in Net earnings (loss)..           9                    -                  -                  -                  9
     Excluded from Net
       earnings (loss) (1)............         (17)                   -                  -                  -                (17)
Impact of net unrealized investment
  gains (losses) on:
     DAC..............................           -                   (3)                 -                  -                 (3)
     Deferred income taxes............           -                    -                  -                  2                  2
     Policyholders liabilities........           -                    -                  2                  -                  2
                                        ---------------    --------------    ----------------    ---------------    ----------------
Balance, December 31, 2010............  $      (16)        $          3      $           2       $          4       $         (7)
                                        ===============    ==============    ================    ===============    ================

    (1) Represents "transfers in" related to the portion of OTTI losses recognized during the period that were not recognized in earnings
         (loss) for securities with no prior OTTI loss.

           ALL OTHER NET UNREALIZED INVESTMENT GAINS (LOSSES) IN AOCI


                                                                                                                       AOCI GAIN
                                             NET                                                    DEFERRED            (LOSS)
                                          UNREALIZED                                                 INCOME         RELATED TO NET
                                            GAINS                                                     TAX             UNREALIZED
                                         (LOSSES) ON                          POLICYHOLDERS          ASSET            INVESTMENT
                                         INVESTMENTS            DAC            LIABILITIES        (LIABILITY)       GAINS (LOSSES)
                                        ---------------    --------------    ----------------    ---------------    ----------------
                                                                               (IN MILLIONS)
Balance, January 1, 2010..............  $       (6)        $        (29)     $           -       $         (3)      $        (38)
Net investment gains (losses)
  arising during the period...........         680                    -                  -                  -                680
Reclassification adjustment for OTTI
   losses:
     Included in Net earnings (loss)..         198                    -                  -                  -                198
     Excluded from Net
       earnings (loss) (1)............          17                    -                  -                  -                 17
Impact of net unrealized investment
   gains (losses) on:
     DAC..............................           -                 (106)                 -                  -               (106)
     Deferred income taxes............           -                    -                  -               (220)              (220)
     Policyholders liabilities........           -                    -               (121)                 -               (121)
                                        --------------     -------------     ---------------     --------------     ---------------
Balance, December 31, 2010............  $      889         $       (135)     $        (121)      $       (223)      $        410
                                        ==============     =============     ===============     ==============     ===============

   (1) Represents "transfers out" related to the portion of OTTI losses during the period that were not recognized in earnings (loss) for securities with no prior OTTI loss.


       Net Unrealized Gains (Losses) on Fixed Maturities with OTTI Losses


                                                                                                                       AOCI Gain
                                             Net                                                    Deferred            (Loss)
                                          Unrealized                                                 Income         Related to Net
                                            Gains                                                     Tax             Unrealized
                                         (Losses) on                          Policyholders          Asset            Investment
                                         Investments            DAC            Liabilities         (Liability)      Gains (Losses)
                                        ---------------    --------------    ----------------    ---------------    ----------------
                                                                               (In Millions)
Balance, January 1, 2009..............  $        -         $          -      $           -       $          -       $          -
Cumulative impact of implementing
  new guidance........................          (7)                   1                  -                  2                 (4)
Net investment gains (losses)
  arising during the period...........         (21)                   -                  -                  -                (21)
Reclassification adjustment for OTTI
  losses:
     Included in Net earnings (loss)..          22                    -                  -                  -                 22
     Excluded from Net
       earnings (loss) (1)............         (5)                   -                  -                  -                 (5)
Impact of net unrealized investment
  gains (losses) on:
     DAC..............................           -                    5                  -                  -                  5
     Deferred income taxes............           -                    -                  -                  -                  -
     Policyholders liabilities........           -                    -                  -                  -                  -
                                        --------------     -------------     ---------------     --------------     ---------------
Balance, December 31, 2009............  $      (11)        $          6      $           -       $          2       $         (3)
                                        ==============     =============     ===============     ==============     ===============


  (1) Represents "transfers in" related to the portion of OTTI losses recognized during the period that were not recognized in earnings (loss) for securities with no prior OTTI loss.

           All Other Net Unrealized Investment Gains (Losses) in AOCI


                                                                                                                         AOCI
                                             Net                                                    Deferred            (Loss)
                                          Unrealized                                                 Income         Related to Net
                                            Gains                                                     Tax             Unrealized
                                         (Losses) on                          Policyholders          Asset            Investment
                                         Investments            DAC            Liabilities        (Liability)       Gains (Losses)
                                        ---------------    --------------    ----------------    ---------------    ----------------
                                                                               (In Millions)
Balance, January 1, 2009..............  $   (2,385)        $        554      $           -       $       681        $   (1,150)
Cumulative impact of implementing
  new guidance........................        (108)                  19                  -                31               (58)
Net investment gains (losses)
  arising during the period...........       2,657                    -                  -                 -             2,657
Reclassification adjustment for OTTI
  losses:
     Included in Net earnings (loss)..        (115)                   -                  -                 -              (115)
     Excluded from Net
       earnings (loss) (1)............           5                    -                  -                 -                 5
Impact of net unrealized investment
  gains (losses) on:
     DAC..............................           -                 (602)                 -                 -              (602)
     Deferred income taxes............           -                    -                  -              (715)             (715)
     Policyholders liabilities........           -                    -                  -                 -                 -
Impact of consolidation of
     Wind-up Annuities business.......         (60)                   -                  -                 -               (60)
                                        --------------     -------------     ---------------     --------------     ---------------
Balance, December 31, 2009............  $       (6)        $        (29)     $           -       $        (3)       $      (38)
                                        ==============     =============     ===============     ==============     ===============

   (1) Represents "transfers out" related to the portion of OTTI losses during the period that were not recognized in earnings (loss) for securities with no prior OTTI loss.

     The following tables disclose the fair values and gross unrealized losses of the 550 issues at December 31, 2010 and the 744 issues at December 31, 2009 of fixed maturities that are not deemed to be other-than-temporarily impaired, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position for the specified periods at the dates indicated:


                                                              DECEMBER 31, 2010
                           -----------------------------------------------------------------------------------------
                                LESS THAN 12 MONTHS          12 MONTHS OR LONGER                  TOTAL
                           --------------------------- ------------------------------ ------------------------------
                                              GROSS                        GROSS                         GROSS
                                            UNREALIZED                   UNREALIZED                    UNREALIZED
                             FAIR VALUE       LOSSES      FAIR VALUE       LOSSES       FAIR VALUE       LOSSES
                           ------------- ------------- --------------- ------------- --------------- ---------------
                                                                (IN MILLIONS)
  Fixed maturities:
    Corporate............. $     1,999    $      (68)    $      394    $       (42)   $    2,393     $     (110)
    U.S. Treasury,
      government and
      agency..............         820           (42)           171            (46)          991            (88)
    States and political
      subdivisions........         225            (9)            33             (7)          258            (16)
    Foreign governments...          77            (1)            10              -            87             (1)
    Commercial
      mortgage-backed.....          46            (3)           936           (372)          982           (375)
    Residential
      mortgage-backed.....         157             -              2              -           159              -
    Asset-backed..........          23             -             65            (12)           88            (12)
    Redeemable
      preferred stock.....         345            (7)           689            (59)        1,034            (66)
                           ------------   ------------   -----------   ------------   ------------   ------------

   Total.................. $     3,692    $     (130)    $    2,300    $      (538)   $    5,992     $     (668)
                           ============   ============   ===========   ============   ============   ============

                                                             December 31, 2009
                          -----------------------------------------------------------------------------------------
                            Less Than 12 Months (1)       12 Months or Longer (1)                Total
                          ----------------------------  ----------------------------  -----------------------------
                                             Gross                        Gross                         Gross
                                          Unrealized                    Unrealized                    Unrealized
                            Fair Value      Losses       Fair Value       Losses       Fair Value       Losses
                          -------------- -------------  ------------- --------------  ------------- ---------------
                                                               (In Millions)

Fixed maturities:
  Corporate.............  $     2,043    $      (54)    $    2,023    $     (181)    $    4,066     $     (235)
  U.S. Treasury,
    government and
    agency..............        1,592          (152)             -             -          1,592           (152)
  States and political
    subdivisions........          210           (10)            23            (4)           233            (14)
  Foreign governments...           41             -              5             -             46              -
  Commercial mortgage-
     backed.............           34           (16)         1,349          (476)         1,383           (492)
  Residential mortgage-
     backed.............           54             -              2             -             56              -
  Asset-backed..........           48            (9)            69           (13)           117            (22)
  Redeemable
    preferred stock.....           51            (7)         1,283          (216)         1,334           (223)
                          ------------   ------------   ------------  -------------  -------------  ---------------

Total...................  $     4,073    $     (248)    $    4,754    $     (890)    $    8,827     $   (1,138)
                          ============   ============   ============  =============  =============  ===============

    (1) The month count for aging of unrealized losses was reset back to historical unrealized loss month counts for securities impacted by the adoption of new guidance.

     The Company's investments in fixed maturity securities do not include concentrations of credit risk of any single issuer greater than 10% of the consolidated equity of AXA Equitable, other than securities of the U.S. government, U.S. government agencies, and certain securities guaranteed by the U.S. government. The Company maintains a diversified portfolio of corporate securities across industries and issuers and does not have exposure to any single issuer in excess of .35% of total investments. The largest exposures to a single issuer of corporate securities held at December 31, 2010 and 2009 were $142 million and $150 million, respectively. Corporate high yield securities, consisting primarily of public high yield bonds, are classified as other than investment grade by the various rating agencies, i.e., a rating below Baa3/BBB- or the National Association of Insurance Commissioners ("NAIC") designation of 3 (medium grade), 4 or 5 (below investment grade) or 6 (in or near default). At December 31, 2010 and 2009, respectively, approximately $2,303 million and $2,212 million, or 8% and 8%, of the $28,181 million and $27,497 million aggregate amortized cost of fixed maturities held by the Company were considered to be other than investment grade. These securities had net unrealized losses of $361 million and $456 million at December 31, 2010 and 2009, respectively.

     The Company does not originate, purchase or warehouse residential mortgages and is not in the mortgage servicing business. The Company's fixed maturity investment portfolio includes residential mortgage backed securities ("RMBS") backed by subprime and Alt-A residential mortgages, comprised of loans made by banks or mortgage lenders to residential borrowers with lower credit ratings. The criteria used to categorize such subprime borrowers include Fair Isaac Credit Organization ("FICO") scores, interest rates charged, debt-to-income ratios and loan-to-value ratios. Alt-A residential mortgages are mortgage loans where the risk profile falls between prime and subprime; borrowers typically have clean credit histories but the mortgage loan has an increased risk profile due to higher loan-to-value and debt-to-income ratios and/or inadequate documentation of the borrowers' income. At December 31, 2010 and 2009, respectively, the Company owned $30 million and $37 million in RMBS backed by subprime residential mortgage loans, and $17 million and $23 million in RMBS backed by Alt-A residential mortgage loans. RMBS backed by subprime and Alt-A residential mortgages are fixed income investments supporting General Account liabilities.

     At December 31, 2010, the carrying value of fixed maturities that were non-income producing for the twelve months preceding that date was $26 million.

     For 2010, 2009 and 2008, respectively, investment income is shown net of investment expenses of $60 million, $77 million and $101 million.

     At December 31, 2010 and 2009, respectively, the amortized cost of the Company's trading account securities was $482 million and $332 million with respective fair values of $506 million and $485 million. Also at December 31, 2010 and 2009, respectively, Other equity investments included the General Account's investment in Separate Accounts which had carrying values of $42 million and $38 million and costs of $41 million and $35 million as well as other equity securities with carrying values of $23 million and $54 million and costs of $26 million and $44 million.

     In 2010, 2009 and 2008, respectively, net unrealized and realized holding gains (losses) on trading account equity securities, including earnings (losses) on the General Account's investment in Separate Accounts, of $39 million, $133 million and $(388) million, respectively, were included in Net investment income (loss) in the consolidated statements of earnings
     (loss).

     Mortgage Loans
     --------------

     The payment terms of mortgage loans on real estate may from time to time be restructured or modified. The investment in restructured mortgage loans on real estate, based on amortized cost, amounted to $0 million and $0 million at December 31, 2010 and 2009, respectively. Gross interest income on these loans included in net investment income (loss) totaled $0 million, $0 million and $0 million in 2010, 2009 and 2008, respectively. Gross interest income on restructured mortgage loans on real estate that would have been recorded in accordance with the original terms of such loans amounted to $0 million, $0 million and $0 million in 2010, 2009 and 2008, respectively.

     Valuation Allowances for Mortgage Loans:
     ----------------------------------------

     Allowance for credit losses for mortgage loans in 2010 are as follows:


                                                                                  MORTGAGE LOANS
                                                               -----------------------------------------------------
                                                                 COMMERCIAL         AGRICULTURAL          TOTAL
                                                               ---------------     ---------------     -------------
ALLOWANCE FOR CREDIT LOSSES:                                                        (IN MILLIONS)
Beginning balance, January 1............................       $          -       $          -        $          -
      Charge-offs.......................................                  -                  -                   -
      Recoveries........................................                  -                  -                   -
      Provision.........................................                 18                  -                  18
                                                               --------------     --------------      --------------
Ending Balance, December 31.............................       $         18       $          -                  18
                                                               ==============     ==============      ==============

Ending Balance, December 31:
      Individually Evaluated for Impairment.............       $         18       $          -        $         18
                                                               ==============     ==============      ==============

      Collectively Evaluated for Impairment.............       $          -       $          -        $          -
                                                               ==============     ==============      ==============

      Loans Acquired with Deteriorated
         Credit Quality.................................       $          -       $          -        $          -
                                                               ==============     ==============      ==============


     Investment valuation allowances for mortgage loans and changes for 2009 and 2008 follow:

                                                                   2009              2008
                                                             -----------------  ----------------
                                                                       (In Millions)
       Balances, beginning of year.......................    $         -        $         1
       Additions charged to income.......................              -                  -
       Deductions for writedowns and
         asset dispositions..............................              -                 (1)
                                                             -----------------  ----------------
       Balances, End of Year.............................    $         -        $         -
                                                             =================  ================

       Balances, end of year comprise:
         Mortgage loans on real estate...................    $         -        $         -
                                                             -----------------  ----------------
       Total    .........................................    $         -        $         -
                                                             =================  ================

     The values used in these ratio calculations were developed as part of the periodic review of the commercial and agricultural mortgage loan portfolio, which includes an evaluation of the underlying collateral value. The following table provides information relating to the debt service coverage ratio for commercial and agricultural mortgage loans at December 31, 2010.

        MORTGAGE LOANS BY LOAN-TO-VALUE AND DEBT SERVICE COVERAGE RATIOS
                               DECEMBER 31, 2010
                          DEBT SERVICE COVERAGE RATIO

                                                        COMMERCIAL MORTGAGE LOANS (1)
                                                                                           LESS       TOTAL
LOAN-TO-VALUE RATIO (2)          GREATER     1.8X TO    1.5X TO     1.2X TO    1.0X TO     THAN       MORTGAGE
                                 THAN 2.0X   2.0X       1.8X        1.5X       1.2X        1.0X       LOANS
                                 ---------   ---------  ---------   ---------  ---------   ---------  ---------
                                                                  (IN MILLIONS)
   0% - 50%..............        $      59   $       -  $      -    $      52  $       -   $       -  $     111
   50% - 70%.............               32         109        111         467         55           -        774
   70% - 90%.............              194          35        406         402        124          50      1,211
   90% plus..............                -           -         87          24        402          61        574
                                 ---------   ---------  ---------   ---------  ---------   ---------  ---------
Total Commercial
   Mortgage Loans........        $     285   $     144  $     604   $     945  $     581   $     111  $   2,670
                                 ---------   ---------  ---------   ---------  ---------   ---------  ---------
                                                       AGRICULTURAL MORTGAGE LOANS (1)
                                                                                           LESS       TOTAL
LOAN-TO-VALUE RATIO (2)          GREATER     1.8X TO    1.5X TO     1.2X TO    1.0X TO     THAN       MORTGAGE
                                 THAN 2.0X   2.0X       1.8X        1.5X       1.2X        1.0X       LOANS
                                 ---------   ---------  ---------   ---------  ---------   ---------  ---------
                                                                  (IN MILLIONS)
   0% - 50%..............        $     155   $      80  $     162   $     243  $     186   $       5  $     831
   50% - 70%.............               52          13        134         150        107          24        480
   70% - 90%.............                -           -          -           -          -           -          -
   90% plus..............                -           -          -           -          3           -          3
                                 ---------   ---------  ---------   ---------  ---------   ---------  ---------
Total Agricultural
   Mortgage Loans........        $     207   $      93  $     296   $     393  $     296   $      29  $   1,314
                                 ---------   ---------  ---------   ---------  ---------   ---------  ---------

                                                           TOTAL MORTGAGE LOANS (1)
                                                                                           LESS       TOTAL
LOAN-TO-VALUE RATIO (2)          GREATER     1.8X TO    1.5X TO     1.2X TO    1.0X TO     THAN       MORTGAGE
                                 THAN 2.0X   2.0X       1.8X        1.5X       1.2X        1.0X       LOANS
                                 ---------   ---------  ---------   ---------  ---------   ---------  ---------
                                                                  (IN MILLIONS)
   0% - 50%..............        $     214   $      80  $     162   $     295  $     186   $       5  $     942
   50% - 70%.............               84         122        245         617        162          24      1,254
   70% - 90%.............              194          35        406         402        124          50      1,211
   90% plus..............                -           -         87          24        405          61        577
                                 ---------   ---------  ---------   ---------  ---------   ---------  ---------
Total Mortgage Loans.....        $     492   $     237  $     900   $   1,338  $     877   $     140  $   3,984
                                 =========   =========  =========   =========  =========   =========  =========

  (1) The debt service coverage ratio is calculated using the most recently reported net operating income results from property operations divided by annual debt service.

  (2) The loan-to-value ratio is derived from current loan balance divided by the fair market value of the property. The fair market value of the underlying commercial properties is updated annually.

     The following table provides information relating to the aging analysis of past due mortgage loans at December 31, 2010.


                    AGE ANALYSIS OF PAST DUE MORTGAGE LOANS

                                                                                                                        RECORDED
                                                              GREATER                                                  INVESTMENT
                                                                THAN                                      TOTAL         > 90 DAYS
                                     30-59         60-89         90                                     FINANCING          AND
                                      DAYS         DAYS         DAYS       TOTAL           CURRENT     RECEIVABLES      ACCRUING
                                  ----------    ----------   ---------   ----------       ----------    ----------      ---------
                                                                            (IN MILLIONS)
Total Mortgage Loans:
    Commercial ............       $        -    $        -   $       -   $        -       $    2,670    $    2,670      $       -
    Agricultural...........                -             -           5            5            1,309         1,314              3
                                  ----------    ----------   ---------   ----------       ----------    ----------      ---------
TOTAL......................       $        -    $        -   $       5   $        5       $    3,979    $    3,984      $       3
                                  ==========    ==========   =========   ==========       ==========    ===========     =========


    The following table provides information regarding impaired loans at December 31, 2010:


                            IMPAIRED MORTGAGE LOANS

                                                  UNPAID                       AVERAGE        INTEREST
                                  RECORDED      PRINCIPAL       RELATED        RECORDED        INCOME
                                  INVESTMENT     BALANCE       ALLOWANCE      INVESTMENT     RECOGNIZED
                                  ----------    ---------      ---------      ----------     ----------
                                                               (IN MILLIONS)
With no related
  allowance recorded:
  Commercial mortgage
    loans- other...........       $        -    $       -      $       -      $        -     $        -
  Agricultural mortgage
    loans..................                3            3              -               -              -
                                  ----------    ---------      ---------      ----------     ----------
TOTAL......................       $        3    $       3      $       -      $        -     $        -
                                  ==========    =========      =========      ==========     ==========

With related
  allowance recorded:
  Commercial mortgage
    loans- other...........       $      122    $     122      $     (18)     $       24     $        2
  Agricultural mortgage
    loans..................                -            -              -               -              -
                                  ----------    ---------      ---------      ----------     ----------
TOTAL......................       $      122    $     122      $     (18)     $       24     $        2
                                  ==========    =========      =========      ==========     ==========

     During 2009 and 2008, respectively, the Company's average recorded investment in impaired mortgage loans was $0 million and $8 million. Interest income recognized on these impaired mortgage loans totaled $0 million and $1 million for 2009 and 2008 respectively.

     There were no impaired mortgage loans with the related investment valuation allowances at December 31, 2009.

     Equity Real Estate
     ------------------

     The Insurance Group's investment in equity real estate is through direct ownership and through investments in real estate joint ventures. At December 31, 2010 and 2009, respectively, the Company owned no real estate acquired in satisfaction of debt. During 2010, 2009 and 2008 no real estate was acquired in satisfaction of debt.

     Accumulated depreciation on real estate was $0 million and $0 million at December 31, 2010 and 2009, respectively. Depreciation expense on real estate totaled $0 million, $8 million and $18 million for 2010, 2009 and 2008, respectively.

     At December 31, 2010 and 2009, AXA Equitable's equity real estate portfolio had no valuation allowances.

     Equity Method Investments
     -------------------------

     Included in other equity investments are interests in limited partnership interests and investment companies accounted for under the equity method with a total carrying value of $1,459 million and $1,308 million, respectively, at December 31, 2010 and 2009. Included in equity real estate are interests in real estate joint ventures accounted for under the equity method with a total carrying value of $131 million and $91 million, respectively, at December 31, 2010 and 2009. The Company's total equity in net earnings (losses) for these real estate joint ventures and limited partnership interests was $173 million, $(78) million and $(58) million, respectively, for 2010, 2009 and 2008.

     Summarized below is the combined financial information only for those real estate joint ventures and for those limited partnership interests accounted for under the equity method in which the Company has an investment of $10 million or greater and an equity interest of 10% or greater (3 and 3 individual ventures at December 31, 2010 and 2009, respectively) and the Company's carrying value and equity in net earnings (loss) for those real estate joint ventures and limited partnership interests:


                                                                                        DECEMBER 31,
                                                                             -----------------------------------
                                                                                  2010               2009
                                                                             ----------------  -----------------
                                                                                       (IN MILLIONS)
       BALANCE SHEETS
       Investments in real estate, at depreciated cost.....................   $      557        $       547
       Investments in securities, generally at fair value..................           40                 34
       Cash and cash equivalents...........................................            4                 20
       Other assets........................................................           62                  1
                                                                             ----------------  -----------------
       Total Assets........................................................   $      663        $       602
                                                                             ================  =================

       Borrowed funds - third party........................................   $      299        $       310
       Other liabilities...................................................            7                 15
                                                                             ----------------  -----------------
       Total liabilities...................................................          306                325
                                                                             ----------------  -----------------

       Partners' capital...................................................          357                277
                                                                             ----------------  -----------------
       Total Liabilities and Partners' Capital.............................   $      663        $       602
                                                                             ================  =================

       The Company's Carrying Value in
         Those Entities Included Above.....................................   $      196        $       155
                                                                             ================  =================

                                                               2010               2009               2008
                                                          ----------------   ----------------  -----------------
                                                                              (IN MILLIONS)
       STATEMENTS OF EARNINGS (LOSS)
       Revenues of real estate joint ventures............  $     110          $       30        $        60
       Net revenues of other limited partnership
         interests.........................................        3                  (5)                 -
       Interest expense - third party....................        (22)                 (7)               (14)
       Other expenses....................................        (59)                (17)               (37)
                                                          ----------------   ----------------  -----------------
       Net Earnings (Loss)...............................  $      32          $        1        $         9
                                                          ================   ================  =================

       The Company's Equity in Net Earnings (Loss) of
         Those Entities Included Above................... $       18         $         2       $         12
                                                          ================   ================  =================

     Derivatives
     -----------

     The tables below present quantitative disclosures about the Company's derivative instruments, including those embedded in other contracts though required to be accounted for as derivative instruments.


                       DERIVATIVE INSTRUMENTS BY CATEGORY
                   AT OR FOR THE YEAR ENDED DECEMBER 31, 2010

                                                                     FAIR VALUE
                                                         ----------------------------------    GAINS (LOSSES)
                                          NOTIONAL            ASSET            LIABILITY       REPORTED IN NET
                                           AMOUNT          DERIVATIVES        DERIVATIVES      EARNINGS (LOSS)
                                        ------------       -----------        -----------      ---------------
                                                                      (IN MILLIONS)
FREESTANDING DERIVATIVES:
Equity contracts (1):
   Futures........................      $      3,772       $          -       $          -     $        (815)
   Swaps..........................               734                  -                 27               (79)
   Options........................             1,070                  5                  1               (49)

Interest rate contracts (1):
   Floors.........................             9,000                326                  -               157
   Swaps      ....................             5,352                201                134               250
   Futures    ....................             5,151                  -                  -               289
   Swaptions  ....................             4,479                171                  -               (38)

Other freestanding contracts (1,4):
   Foreign currency Contracts.....               133                  -                  1                 1
                                                                                               ---------------
   NET INVESTMENT INCOME (LOSS)...                                                                      (284)
                                                                                               ---------------


EMBEDDED DERIVATIVES:
GMIB reinsurance contracts (2)....                 -              4,606                  -             2,350

GWBL and other features (3).......                 -                  -                 38                17
                                        ------------       ------------       ------------     ---------------
Balances, Dec. 31, 2010...........      $     29,691       $      5,309       $        201     $       2,083
                                        ============       ============       ============     ===============


     (1) Reported in Other invested assets or Other liabilities in the consolidated balance sheets.
     (2)  Reported in Other assets in the consolidated balance sheets.
     (3)  Reported in Future policy benefits and other policyholder liabilities.
     (4)  Reported in Commissions, fees and other income.

                       Derivative Instruments by Category
                   At or For the Year Ended December 31, 2009


                                                                   Fair Value
                                                         --------------------------------      Gains (Losses)
                                                                               Liability       Reported In Net
                                       Notional Amount   Asset Derivatives    Derivatives      Earnings (Loss)
                                       ---------------   -----------------    -----------      ---------------
                                                                     (In Millions)
Freestanding derivatives:
Equity contracts(1):
   Futures........................      $      3,399       $          -       $          -      $     (1,142)
   Swaps..........................               801                  1                 19              (271)
   Options........................            11,650                920              1,139              (818)

Interest rate contracts (1):
   Floors.........................            15,000                300                  -              (128)
   Swaps..........................             2,100                 86                 25              (178)
   Futures........................             3,791                  -                  -              (526)
   Swaptions......................             1,200                 44                  -               (17)

Other freestanding contracts (2):.                 -                  -                  -                 -

                                                                                                ------------
   Net investment income (loss)                                                                       (3,080)
                                                                                                ------------
Embedded derivatives:
GMIB reinsurance contracts (2)....                 -              2,256                  -            (2,566)

GWBL and other features (3).......                 -                  -                 55               218
                                        ------------       ------------       ------------      ------------
Balances, Dec. 31, 2009...........      $     37,941       $      3,607       $      1,238      $     (5,428)
                                        ============       ============       ============      ============

     (1)  Reported in Other invested assets in the consolidated balance sheets.
     (2)  Reported in Other assets in the consolidated balance sheets.
     (3)  Reported in Future policy benefits and other policyholder liabilities.

4)   GOODWILL AND OTHER INTANGIBLE ASSETS

     The carrying value of goodwill related to AllianceBernstein totaled $3,456 million and $3,410 million at December 31, 2010 and 2009, respectively. The Company tests this goodwill for recoverability each annual reporting period at December 31 and at interim periods if facts or circumstances are indicative of potential impairment. In accordance with the accounting guidance, the Company determined that goodwill was not impaired at December 31, 2010 and 2009 as the fair value of its investment in AllianceBernstein, the reporting unit, exceeded its carrying value at each respective measurement date.

     The Company primarily uses a discounted cash flow valuation technique to measure the fair value of its AllianceBernstein reporting unit for purpose of goodwill impairment testing. The estimated fair value is determined using a discounted cash flow valuation technique consisting of applying business growth rate assumptions over the estimated life of the goodwill asset and then discounting the resulting expected cash flows to arrive at a present value amount that approximates fair value. In these tests, the discounted expected cash flow model uses AllianceBernstein's current business plan, which factors in current market conditions and all material events that have impacted, or that management believes at the time could potentially impact, future expected cash flows for the first four years and a compounded annual growth rate thereafter. The resulting amount, net of noncontrolling interest, was tax-effected to reflect taxes incurred at the Company level. At December 31, 2010, the impairment test indicated that goodwill was not impaired.

     The gross carrying amount of AllianceBernstein related intangible assets were $559 million and $555 million at December 31, 2010 and 2009, respectively and the accumulated amortization of these intangible assets were $313 million and $289 million at December 31, 2010 and 2009, respectively. Amortization expense related to the AllianceBernstein intangible assets totaled $24 million, $24 million and $24 million for 2010, 2009 and 2008, respectively, and estimated amortization expense for each of the next five years is expected to be approximately $22 million. AllianceBernstein tests intangible assets for impairment quarterly by comparing their fair value, as determined by applying a present value technique to expected cash flows, to their carrying value. Each quarter, significant assumptions used to estimate the expected cash flows from these intangible assets, primarily investment management contracts, are updated to reflect management's consideration of current market conditions on expectations made with respect to customer account attrition and asset growth rates. As of December 31, 2010, management determined that these intangible assets were not impaired.

     On October 1, 2010, AllianceBernstein acquired SunAmerica's alternative investment group, an experienced team that manages a portfolio of hedge fund and private equity fund investments. The purchase price of this acquisition was $49 million, consisting of a $14 million cash payment, $3 million of assumed liabilities and $32 million of contingent consideration. The excess of the purchase price over the fair value of identifiable assets acquired resulted in the recognition of $46 million of goodwill.

     At December 31, 2010 and 2009, respectively, net deferred sales commissions totaled $76 million and $90 million and are included within the Investment Management segment's Other assets. The estimated amortization expense of deferred sales commissions, based on the December 31, 2010 net asset balance for each of the next five years is $34 million, $20 million, $15 million, $6 million and $1 million. AllianceBernstein tests the deferred sales commission asset for impairment quarterly by comparing undiscounted future cash flows to the recorded value, net of accumulated amortization. Each quarter, significant assumptions used to estimate the future cash flows are updated to reflect management's consideration of current market conditions on expectations made with respect to future market levels and redemption rates. As of December 31, 2010, AllianceBernstein determined that the deferred sales commission asset was not impaired.

     If market conditions deteriorate significantly and securities valuations remain depressed for prolonged periods of time, AllianceBernstein's assets under management, revenues, profitability, and unit price likely would be adversely affected. As a result, more frequent impairment testing may be required and potentially could result in an impairment of the goodwill, intangible assets, and/or deferred sales commission asset attributable to AllianceBernstein. In addition, subsequent impairment testing may be based upon different assumptions and future cash flow projections than used at December 31, 2010 as management's current business plan could be negatively impacted by other risks to which AllianceBernstein's business is subject, including, but not limited to, retention of investment management contracts, selling and distribution agreements, and existing relationships with clients and various financial intermediaries. Any impairment would reduce the recorded goodwill, intangible assets, and/or deferred sales commission asset amounts with a corresponding charge to earnings (loss).

5)  CLOSED BLOCKS

    Summarized financial information for the AXA Equitable Closed Block is as follows:

                                                                                            DECEMBER 31,
                                                                                -------------------------------------
                                                                                      2010                2009
                                                                                -----------------    ----------------
                                                                                           (IN MILLIONS)

        CLOSED BLOCK LIABILITIES:
        Future policy benefits, policyholders' account balances and other...    $     8,272          $    8,412
        Policyholder dividend obligation....................................            119                   -
        Other liabilities...................................................            142                  70
                                                                                -----------------    ----------------
        Total Closed Block liabilities......................................          8,533               8,482
                                                                                -----------------    ----------------

        ASSETS DESIGNATED TO THE CLOSED BLOCK:
        Fixed maturities, available for sale, at fair value (amortized
          cost of $5,416 and $5,575)........................................          5,605               5,631
        Mortgage loans on real estate.......................................            981               1,029
        Policy loans........................................................          1,119               1,158
        Cash and other invested assets......................................            281                  68
        Other assets........................................................            245                 264
                                                                                -----------------    ----------------
        Total assets designated to the Closed Block.........................          8,231               8,150
                                                                                -----------------    ----------------

        Excess of Closed Block liabilities over assets designated to
          the Closed Block..................................................            302                 332

        Amounts included in accumulated other comprehensive income (loss):
          Net unrealized investment gains (losses) net of deferred income tax (expense) benefit of $(28) and $(23) and policyholder
             dividend obligation of $(119) and $0...........................             53                  44
                                                                                -----------------    ----------------

        Maximum Future Earnings To Be Recognized From Closed Block
          Assets and Liabilities............................................    $       355          $      376
                                                                                =================    ================

       AXA Equitable's Closed Block revenues and expenses follow:

                                                                 2010              2009              2008
                                                            ----------------  ----------------  ----------------
                                                                               (IN MILLIONS)

        REVENUES:
        Premiums and other income.......................... $     365         $     382          $     393
        Investment income (loss) (net of investment
           expenses of $0, $1, and $0).....................       468               482                496
        Investment gains (losses), net:
           Total OTTI losses...............................       (31)              (10)               (46)
            Portion of loss recognized in
              other comprehensive income (loss)............         1                 -                  -
                                                            ---------------- -----------------  ----------------
                Net impairment losses recognized...........       (30)              (10)               (46)
            Other investment gains (losses), net...........         7                 -                 (2)
                                                            ---------------- -----------------  ----------------
                Total investment gains (losses), net.......       (23)              (10)               (48)
                                                            ---------------- -----------------  ----------------
        Total revenues.....................................       810               854                841
                                                            ---------------- -----------------  ----------------

        BENEFITS AND OTHER DEDUCTIONS:
        Policyholders' benefits and dividends..............       776               812                819
        Other operating costs and expenses.................         2                 2                  7
                                                            ---------------- -----------------  ----------------
        Total benefits and other deductions................       778               814                826
                                                            ---------------- -----------------  ----------------

        Net revenues, before income taxes..................        32                40                 15
        Income tax (expense) benefit.......................       (11)              (14)                (5)
                                                            ---------------- -----------------  ----------------
        Net Revenues....................................... $      21         $      26          $      10
                                                            ================ =================  ================

     A reconciliation of AXA Equitable's policyholder dividend obligation follows:

                                                                                       DECEMBER 31,
                                                                           -------------------------------------
                                                                                 2010               2009
                                                                           -----------------  ------------------
                                                                                      (IN MILLIONS)
      Balances, beginning of year.........................................  $         -        $        -
      Unrealized investment gains (losses)................................          119                 -
                                                                           -----------------  ------------------
      Balances, End of year...............................................  $       119        $        -
                                                                           =================  ==================

     Impaired mortgage loans along with the related investment valuation allowances follows:


                                                                                     DECEMBER 31,
                                                                          ------------------------------------
                                                                               2010                2009
                                                                          ----------------    ----------------
                                                                                     (IN MILLIONS)

      Impaired mortgage loans with investment valuation allowances....    $        62         $         -
      Impaired mortgage loans without investment valuation allowances.              3                   -
                                                                          ----------------    ----------------
      Recorded investment in impaired mortgage loans..................             65                   -
      Investment valuation allowances.................................             (7)                  -
                                                                          ----------------    ----------------
      Net Impaired Mortgage Loans.....................................    $        58         $         -
                                                                          ================    ================

     During 2010, 2009 and 2008, AXA Equitable's Closed Block's average recorded investment in impaired mortgage loans were $13 million, $0 million and $0 million, respectively. Interest income recognized on these impaired mortgage loans totaled $1 million, $0 million and $0 million for 2010, 2009 and 2008, respectively.

     Valuation allowances on mortgage loans at December 31, 2010 and 2009 were $7 million and $0 million, respectively. Writedowns of fixed maturities were $30 million, $10 million and $46 million for 2010, 2009 and 2008, respectively.

6)   CONTRACTHOLDER BONUS INTEREST CREDITS

     Changes in the deferred asset for contractholder bonus interest credits are as follows:

                                                                                        DECEMBER 31,
                                                                             ------------------------------------
                                                                                  2010               2009
                                                                             ----------------  ------------------
                                                                                        (IN MILLIONS)

       Balance, beginning of year..........................................   $    795          $     808
       Contractholder bonus interest credits deferred .....................         39                 61
       Amortization charged to income .....................................        (62)               (74)
                                                                             ----------------  ------------------
       Balance, End of Year ...............................................   $    772          $     795
                                                                             ================  ==================

7)   FAIR VALUE DISCLOSURES

     Assets and liabilities are measured at fair value on a recurring basis and are summarized below:


                  FAIR VALUE MEASUREMENTS AT DECEMBER 31, 2010

                                                   LEVEL 1            LEVEL 2            LEVEL 3              TOTAL
                                                ---------------    ---------------    ---------------    ----------------
                                                                             (IN MILLIONS)
ASSETS
Investments:
   Fixed maturities, available-for-sale:
      Corporate..........................       $         7        $     21,405       $        320       $     21,732
      U.S. Treasury, government
        and agency.......................                 -               1,916                  -              1,916
      States and political subdivisions..                 -                 462                 49                511
      Foreign governments................                 -                 539                 21                560
      Commercial mortgage-backed.........                 -                   -              1,103              1,103
      Residential mortgage-backed (1)....                 -               1,668                  -              1,668
      Asset-backed (2)...................                 -                  98                148                246
      Redeemable preferred stock.........               207               1,112                  2              1,321
                                                --------------     --------------     --------------     ---------------
        Subtotal.........................               214              27,200              1,643             29,057
                                                --------------     --------------     --------------     ---------------
   Other equity investments..............                53                   -                 13                 66
   Trading securities....................               425                  81                  -                506
   Other invested assets:
      Short-term investments.............                 -                 148                  -                148
      Swaps..............................                 -                  40                  -                 40
      Futures............................                 -                   -                  -                  -
      Options............................                 -                   4                  -                  4
      Floors.............................                 -                 326                  -                326
      Swaptions..........................                 -                 171                  -                171
                                                --------------     --------------     --------------     ---------------
        Subtotal.........................                 -                 689                  -                689
                                                --------------     --------------     --------------     ---------------
Cash equivalents.........................             1,693                   -                  -              1,693
Segregated securities....................                 -               1,110                  -              1,110
GMIB reinsurance contracts...............                 -                   -              4,606              4,606
Separate Accounts' assets................            89,647               2,160                207             92,014
                                                --------------     --------------     --------------     ---------------
        Total Assets.....................       $    92,032        $      31,240      $      6,469       $    129,741
                                                ==============     ==============     ==============     ===============
LIABILITIES
GWBL and other features' liability.......       $         -        $           -      $         38       $         38
                                                --------------     --------------     --------------     ---------------
        Total Liabilities................       $         -        $           -      $         38       $         38
                                                ==============     ==============     ==============     ===============

          (1) Includes publicly traded agency pass-through securities and collateralized obligations.
          (2) Includes credit-tranched securities collateralized by sub-prime mortgages and other asset types and credit tenant loans.

                  Fair Value Measurements at December 31, 2009


                                               Level 1            Level 2            Level 3             Total
                                           ----------------   ----------------    ---------------   ----------------
                                                                        (In Millions)
Assets
Investments:
 Fixed maturities, available-for-sale:
    Corporate........................      $         -        $     19,728        $       466       $     20,194
    U.S. Treasury, government
      and agency.....................                -               1,690                  -              1,690
    States and political subdivisions                -                 334                 47                381
    Foreign governments..............                -                 281                 21                302
    Commercial mortgage-backed.......                -                   -              1,490              1,490
    Residential mortgage-backed (1)..                -               1,651                  -              1,651
    Asset-backed (2).................                -                  51                217                268
    Redeemable preferred stock.......              191               1,291                 12              1,494
                                           ---------------    ---------------     --------------    ---------------
      Subtotal.......................              191              25,026              2,253             27,470
 Other equity investments............               90                   -                  1                 91
 Trading securities..................              423                  61                  1                485
 Other invested assets...............                -                 (36)               300                264
Cash equivalents.....................            1,367                   -                  -              1,367
Segregated securities................                -                 986                  -                986
GMIB reinsurance contracts...........                -                   -              2,256              2,256
Separate Accounts' assets............           82,102               1,684                230             84,016
                                           ---------------    ---------------     --------------    ---------------
    Total Assets.....................      $    84,173        $      27,721       $     5,041       $    116,935
                                           ===============    ===============     ==============    ===============

Liabilities
GWBL and other features' liability...      $         -        $           -       $        55       $         55
                                           ---------------    ---------------     --------------    ---------------
    Total Liabilities................      $         -        $           -       $        55       $         55
                                           ===============    ===============     ==============    ===============

   (1) Includes publicly traded agency pass-through securities and collateralized obligations.
   (2) Includes credit-tranched securities collateralized by sub-prime mortgages and other asset types and credit tenant loans.

     In 2010, AFS fixed maturities with fair values of $204 million and $56 million were transferred out of Level 3 and into Level 2 and out of Level 2 and into Level 1, respectively, principally due to the availability of trading activity and/or market observable inputs to measure and validate their fair values. In addition, AFS fixed maturities with fair value of $66 million were transferred into the Level 3 classification. These transfers in the aggregate represent approximately 2.0% of total equity at December 31, 2010.

     The table below presents a reconciliation for all Level 3 assets and liabilities at December 31, 2010 and 2009, respectively:


                                                      LEVEL 3 INSTRUMENTS
                                                    FAIR VALUE MEASUREMENTS
                                                         (IN MILLIONS)

                                                 U.S.
                                              TREASURY,    STATE AND                 COMMERCIAL      RESIDENTIAL
                                               GOVT AND    POLITICAL     FOREIGN      MORTGAGE-        MORTGAGE-       ASSET-
                                 CORPORATE      AGENCY   SUB-DIVISIONS    GOVTS        BACKED           BACKED         BACKED
                                 ---------    ---------  -------------  ---------    ----------      -----------     ---------
Balance, January 1, 2010....     $     466    $       -     $      47   $      21     $   1,490       $       -      $     217
Total gains (losses),
 realized and unrealized,
 included in:
   Earnings (loss) as:
    Net investment
      income (loss).........             4            -             -           -             2               -              -
    Investment gains
      (losses), net.........             6            -             -           -          (271)              -              1
    Increase (decrease) in
     the fair value of the
     reinsurance contracts..             -            -             -           -             -               -              -
                                 ---------    ---------   -----------   ---------    ----------      ----------      ---------
      Subtotal..............            10            -             -           -          (269)              -              1
                                 ---------    ---------   -----------   ---------    ----------      ----------      ---------
   Other comprehensive
    income (loss)...........             3            -             3           -           119               -             14
Purchases/issuances.........            22            -             -           -             -               -              -
Sales/settlements...........           (88)           -            (1)          -          (237)              -            (40)
Transfers into/out of
 Level 3 (2)................           (93)           -             -           -             -               -            (44)
                                 ---------    ---------   -----------   ---------    ----------      ----------      ---------
Balance, Dec. 31, 2010......     $     320    $       -     $      49   $      21     $   1,103       $       -      $     148
                                 =========    =========   ===========   =========    ==========      ==========      =========


   (1)  Includes Trading Securities' Level 3 amount.
   (2) Transfers into/out of Level 3 classification are reflected at beginning-of-period fair values.

                                                                                                                         GWBL
                                         REDEEMABLE        OTHER             OTHER         GMIB           SEPARATE     AND OTHER
                                          PREFERRED        EQUITY           INVESTED    REINSURANCE       ACCOUNTS      FEATURES
                                           STOCK        INVESTMENTS(1)       ASSETS        ASSET           ASSETS      LIABILITY
                                         ----------     --------------     ----------   -----------      ----------    ----------
Balance, January 1, 2010............     $       12     $          2       $      300    $    2,256      $      230    $       55
Total gains (losses),
 realized and unrealized,
 included in:
   Earnings (loss) as:
    Net investment income (loss)....              -                -                -             -               -             -
    Investment gains (losses), net..              4                -                -             -             (22)            -
    Increase (decrease) in
     the fair value of the
     reinsurance contracts..........              -                -                -         2,150               -             -
    Policyholders' benefits.........              -                -                -             -               -           (34)
                                         ----------     ------------       ----------   -----------      ----------    ----------
      Subtotal......................              4                -                -         2,150             (22)          (34)
                                         ----------     ------------       ----------   -----------      ----------    ----------
   Other comprehensive
     income (loss)..................              -                -                -             -               -             -
Purchases/issuances.................              -                -                -           200               2            17
Sales/settlements...................            (14)              (2)               -             -              (8)            -
Transfers into/out of
 Level 3 (2)........................              -               13             (300)            -               5             -
                                         ----------     ------------       ----------   -----------      ----------    ----------
Balance, Dec. 31, 2010..............     $        2     $         13       $        -    $    4,606      $      207    $       38
                                         ==========     ============       ==========   ===========      ==========    ==========


   (1)  Includes Trading securities' Level 3 amount.
   (2) Transfers into/out of Level 3 classification are reflected at beginning-of-period fair values.

                                                 U.S.                       State and        Commer-        Residen-
                                               Treasury,                    Political         cial            tial
                                               Govt and       Foreign          Sub-         Mortgage-       Mortgage       Asset-
                                Corporate       Agency         Govts        divisions        backed          backed        backed
                               -----------    ----------     ---------     -----------     ----------       --------       -------
Balance, January 1, 2009..     $       411    $       -      $      64     $        55     $    1,587       $      -       $   304
 Total gains (losses),
  realized and unrealized,
  included in:
  Earnings (Loss) as:
  Net investment
    income (loss).........               2            -              -               -              3              -            (1)
  Investment gains
   (losses), net..........             (40)           -              -               -            (24)             -           (20)
  Increase (decrease) in
   the fair value of the
   reinsurance contracts..               -            -              -               -              -              -             -
                               -----------    ----------     ---------     -----------     ----------       --------       -------
     Subtotal.............             (38)           -              -               -            (21)             -           (21)
                               -----------    ----------     ---------     -----------     ----------       --------       -------
 Other comprehensive
  income (loss)...........              14            -              3              (7)            49              -            20
Purchases/issuances......              107            -              1               -              -              -             -
Sales/settlements.........             (41)           -              -              (1)          (127)             -           (48)
Transfers into/out of
  Level 3 (2).............              13            -            (47)              -              2              -           (38)
                               -----------    ----------     ---------     -----------     ----------       --------       -------
Balance, Dec. 31, 2009....     $       466    $       -      $      21     $        47     $    1,490       $      -       $   217
                               ===========    ==========     =========     ===========     ==========       ========       =======

   (1)  Includes Trading securities' Level 3 amount.
   (2) Transfers into/out of Level 3 classification are reflected at beginning-of-period fair values.

                                  Redeem-                                                                                GWBL
                                   able             Other              Other           GMIB            Separate       and Other
                                 Preferred         Equity             Invested      Reinsurance         Accounts       Features
                                   Stock        Investments(1)         Assets          Asset             Assets       Liability
                                -----------     --------------      ------------    -----------       -----------     ----------
Balance, January 1, 2009....    $         2       $       2          $      547      $    4,822        $      334      $    273
Total gains (losses),
 realized and unrealized,
 included in:
   Earnings (Loss) as:
  Net investment
    income (loss) ..........              -               -                (357)              -                 -             -
  Investment gains
   (losses), net............            (45)              -                   -               -               (95)            -
  Increase (decrease)
   in the fair value of the
   reinsurance contracts....              -               -                   -          (2,746)                -             -
  Policyholders' benefits...              -               -                   -               -                 -          (230)
                                -----------     -------------        -----------     -----------       -----------    -----------
     Subtotal...............            (45)              -                (357)         (2,746)              (95)         (230)
                                -----------     -------------        -----------     -----------       -----------    -----------
 Other comprehensive
  income (loss).............             34               -                   -               -                 -             -
Purchases/issuances.........              -               -                   -             180                 1            12
Sales/settlements...........              -              (1)                110               -                (7)            -
Transfers into/out of
  Level 3 (2)...............             21               1                   -               -                (3)            -
                                -----------     -------------        -----------     -----------       -----------    -----------
Balance, Dec. 31, 2009......    $        12       $       2          $      300      $    2,256        $      230      $     55
                                ===========     =============        ===========     ===========       ===========    ===========

   (1)  Includes Trading securities' Level 3 amount.
   (2) Transfers into/out of Level 3 classification are reflected at beginning-of-period fair values.

    The table below details changes in unrealized gains (losses) for 2010 and 2009 by category for Level 3 assets still held at December 31, 2010 and 2009, respectively:

                                                         EARNINGS (LOSS)
                                        --------------------------------------------------
                                                                              INCREASE
                                            NET           INVESTMENT       (DECREASE) IN
                                         INVESTMENT          GAINS         FAIR VALUE OF                             POLICY-
                                           INCOME          (LOSSES),        REINSURANCE                             HOLDERS'
                                           (LOSS)             NET            CONTRACTS             OCI              BENEFITS
                                        -------------    --------------    ---------------    ---------------    ----------------
                                                                             (IN MILLIONS)
LEVEL 3 INSTRUMENTS
FULL YEAR 2010
STILL HELD AT DECEMBER 31, 2010:
   Change in unrealized
   gains (losses):
     Fixed maturities,
      available-for-sale:
        Corporate...................    $      -         $       -         $        -         $       10         $           -
        U.S. Treasury, government
          and agency................           -                 -                  -                  -                     -
        State and political
          subdivisions..............           -                 -                  -                  2                     -
        Foreign governments.........           -                 -                  -                  1                     -
        Commercial
          mortgage-backed...........           -                 -                  -                 92                     -
        Residential
          mortgage-backed...........           -                 -                  -                  -                     -
        Asset-backed................           -                 -                  -                 13                     -
        Redeemable preferred stock..           -                 -                  -                  -                     -
                                        ------------     --------------    --------------     --------------     ---------------
            Subtotal................           -                 -                  -                118                     -
                                        ------------     --------------    --------------     --------------     ---------------
      Equity securities,
        available-for-sale..........           -                 -                  -                  -                     -
     Other equity investments.......           -                 -                  -                  -                     -
     Other invested assets..........           -                 -                  -                  -                     -
     Cash equivalents...............           -                 -                  -                  -                     -
     Segregated securities..........           -                 -                  -                  -                     -
     GMIB reinsurance contracts.....           -                 -              2,350                  -                     -
     Separate Accounts' assets......           -               (21)                 -                  -                     -
     GWBL and other
        features' liability.........           -                 -                  -                  -                    17
                                        ------------     --------------    --------------     --------------     ---------------
         Total......................    $      -         $     (21)        $    2,350         $      118         $          17
                                        ============     ==============    ==============     ==============     ===============

                                                        Earnings (Loss)
                                      ----------------------------------------------------
                                                                              Increase
                                            Net            Investment      (Decrease) in
                                        Investment           Gains         Fair Value of                             Policy-
                                          Income           (Losses),        Reinsurance                             holders'
                                          (Loss)              Net            Contracts             OCI              Benefits
                                      ----------------    -------------    ---------------    ---------------    ----------------
                                                                            (In Millions)
Level 3 Instruments
Full Year 2009
Still Held at December 31, 2009:
   Change in unrealized
   gains (losses)
     Fixed maturities,
      available-for-sale:
        Corporate...................  $         -        $       -         $        -         $       (2)        $         -
        U.S. Treasury, government
          and agency................            -                -                  -                  -                   -
        State and political
          subdivisions..............            -                -                  -                 (7)                  -
        Foreign governments.........            -                -                  -                  2                   -
        Commercial
          mortgage-backed...........            -                -                  -                 37                   -
        Residential
          mortgage-backed...........            -                -                  -                  -                   -
        Asset-backed................            -                -                  -                  7                   -
        Redeemable preferred stock..            -                -                  -                 34                   -
                                      ----------------    -------------    ---------------    ---------------    ----------------
            Subtotal................            -                -                  -                 71                   -
                                      ----------------    -------------    ---------------    ---------------    ----------------
      Equity securities,
        available for sale..........            -                -                  -                  -                   -
     Other equity investments.......            -                -                  -                  -                   -
     Other invested assets..........         (247)               -                  -                  -                   -
     Cash equivalents...............            -                -                  -                  -                   -
     Segregated securities..........            -                -                  -                  -                   -
     GMIB reinsurance contracts.....            -                -             (2,566)                 -                   -
     Separate Accounts' assets......            -              (96)                 -                  -                   -
     GWBL and other
        features' liability.........            -                -                  -                  -                 218
                                      ----------------    -------------    ---------------    ---------------    ----------------
         Total......................  $      (247)        $    (96)        $   (2,566)        $       71         $       218
                                      ================    =============    ===============    ===============    ================

     The carrying values and fair values for financial instruments not otherwise disclosed in Notes 3, 6, 11 and 17 are presented in the table below.


                                                                        DECEMBER 31,
                                              ------------------------------------------------------------------
                                                           2010                              2009
                                              --------------------------------  --------------------------------
                                                 CARRYING           FAIR           Carrying           Fair
                                                  VALUE            VALUE            Value            Value
                                              ---------------  ---------------  ---------------  ---------------
                                                                        (IN MILLIONS)

       Consolidated:
       -------------
         Mortgage loans on real estate.......  $    3,571       $    3,669       $    3,555       $   3,547
         Other limited partnership interests.       1,451            1,451            1,308           1,308
         Policyholders liabilities:
           Investment contracts..............       2,609            2,679            2,721           2,729
         Long-term debt......................         200              228              200             226
         Loans to affiliates.................       1,045            1,101            1,048           1,077
       Closed Blocks:
       --------------
         Mortgage loans on real estate.......  $      981       $    1,015       $    1,029       $   1,021
         Other equity investments............           1                1                2               2
         SCNILC liability....................           7                7                8               8



8)   GMDB, GMIB, GWBL AND NO LAPSE GUARANTEE FEATURES

     A)  Variable Annuity Contracts - GMDB, GMIB and GWBL
         ------------------------------------------------

     The Company has certain variable annuity contracts with GMDB, GMIB and GWBL features in-force that guarantee one of the following:

       o Return of Premium: the benefit is the greater of current account value or premiums paid (adjusted for withdrawals);

       o Ratchet: the benefit is the greatest of current account value, premiums paid (adjusted for withdrawals), or the highest account value on any anniversary up to contractually specified ages (adjusted for withdrawals);

       o Roll-Up: the benefit is the greater of current account value or premiums paid (adjusted for withdrawals) accumulated at contractually specified interest rates up to specified ages;

       o Combo: the benefit is the greater of the ratchet benefit or the roll-up benefit which may include a five year or an annual reset; or

       o Withdrawal: the withdrawal is guaranteed up to a maximum amount per year for life.

    The following table summarizes the GMDB and GMIB liabilities, before reinsurance ceded, reflected in the General Account in future policy benefits and other policyholders' liabilities:


                                                               GMDB               GMIB              TOTAL
                                                          ----------------   ----------------  -----------------
                                                                              (IN MILLIONS)

       Balance at January 1, 2008........................  $     253          $      310        $       563
         Paid guarantee benefits.........................        (73)                 (8)               (81)
         Other changes in reserve........................        801               1,678              2,479
                                                          ----------------   ----------------  -----------------
       Balance at December 31, 2008......................        981               1,980              2,961
         Paid guarantee benefits.........................       (249)                (58)              (307)
         Other changes in reserve........................        355                (364)                (9)
                                                          ----------------   ----------------  -----------------
       Balance at December 31, 2009......................      1,087               1,558              2,645
         Paid guarantee benefits.........................       (208)                (45)              (253)
         Other changes in reserve........................        386                 798              1,184
                                                          ----------------   ----------------  -----------------
       Balance at December 31, 2010......................  $   1,265          $    2,311        $     3,576
                                                          ================   ================  =================

      Related GMDB reinsurance ceded amounts were:

                                                               GMDB
                                                          ----------------
                                                           (IN MILLIONS)

       Balance at January 1, 2008........................  $      27
         Paid guarantee benefits.........................         (7)
         Other changes in reserve........................        307
                                                          ----------------
       Balance at December 31, 2008......................        327
         Paid guarantee benefits.........................        (86)
         Other changes in reserve........................        164
                                                          ----------------
       Balance at December 31, 2009......................        405
         Paid guarantee benefits.........................        (81)
         Other changes in reserve........................        209
                                                          ----------------
       Balance at December 31, 2010......................  $     533
                                                          ================

    The GMIB reinsurance contracts are considered derivatives and are reported at fair value.

    The December 31, 2010 values for variable annuity contracts in force on such date with GMDB and GMIB features are presented in the following table. For contracts with the GMDB feature, the net amount at risk in the event of death is the amount by which the GMDB benefits exceed related account values. For contracts with the GMIB feature, the net amount at risk in the event of annuitization is the amount by which the present value of the GMIB benefits exceeds related account values, taking into account the relationship between current annuity purchase rates and the GMIB guaranteed annuity purchase rates. Since variable annuity contracts with GMDB guarantees may also offer GMIB guarantees in the same contract, the GMDB and GMIB amounts listed are not mutually exclusive:


                                                 RETURN
                                                   OF
                                                 PREMIUM        RATCHET        ROLL-UP          COMBO         TOTAL
                                             --------------  -------------  --------------  -------------  -------------
                                                                        (DOLLARS IN MILLIONS)
      GMDB:
      -----
        Account values invested in:
           General Account................    $   11,588     $     253       $      141    $       501    $    12,483
           Separate Accounts..............    $   29,171     $   7,591       $    4,263    $    34,802    $    75,827
        Net amount at risk, gross.........    $    1,114     $   1,071       $    2,607    $     9,999    $    14,791
        Net amount at risk, net of
           amounts reinsured..............    $    1,114     $     684       $    1,737    $     3,950    $     7,485
        Average attained age
            of contractholders............            50.0          62.7             67.8           63.2           53.8
        Percentage of contractholders
           over age 70....................             7.7%         26.0%            44.5%          26.0%          13.4%
        Range of contractually specified
           interest rates................           N/A            N/A            3%-6%         3%-6.5%       3%-6.5%

      GMIB:
      -----
        Account values invested in:
           General Account................          N/A            N/A       $       31    $       607    $       638
           Separate Accounts..............          N/A            N/A       $    2,862    $    47,430    $    50,292
        Net amount at risk, gross.........          N/A            N/A       $    1,314    $     1,330    $     2,644
        Net amount at risk, net of
           amounts reinsured..............          N/A            N/A       $      387    $       313    $       700
        Weighted average years remaining
           until annuitization............          N/A            N/A                 .7            6.1            5.7
        Range of contractually
           specified interest rates......           N/A            N/A            3%-6%         3%-6.5%       3%-6.5%


    The GWBL and other guaranteed benefits related liability not included above, were $38 million and $55 million at December 31, 2010 and 2009, respectively, which is accounted for as embedded derivatives. This liability reflects the present value of expected future payments (benefits) less the fees attributable to these features over a range of market consistent economic scenarios.

     B) Separate Account Investments by Investment Category Underlying GMDB and
        -----------------------------------------------------------------------
        GMIB Features
        -------------

     The total account values of variable annuity contracts with GMDB and GMIB features include amounts allocated to the guaranteed interest option, which is part of the General Account and variable investment options that invest through Separate Accounts in variable insurance trusts. The following table presents the aggregate fair value of assets, by major investment category, held by Separate Accounts that support variable annuity contracts with GMDB and GMIB benefits and guarantees. The investment performance of the assets impacts the related account values and, consequently, the net amount of risk associated with the GMDB and GMIB benefits and guarantees. Since variable annuity contracts with GMDB benefits and guarantees may also offer GMIB benefits and guarantees in each contract, the GMDB and GMIB amounts listed are not mutually exclusive:



              INVESTMENT IN VARIABLE INSURANCE TRUST MUTUAL FUNDS

                                                                                        DECEMBER 31,
                                                                             -----------------------------------
                                                                                  2010               2009
                                                                             ----------------  -----------------
                                                                                       (IN MILLIONS)
       GMDB:
          Equity...........................................................   $     48,904      $      41,447
          Fixed income.....................................................          3,980              3,957
          Balanced.........................................................         22,230             20,940
          Other............................................................            713              2,246
                                                                             ----------------  -----------------
          Total............................................................   $     75,827      $      68,590
                                                                             ================  =================

       GMIB:
          Equity...........................................................   $     31,837      $      27,837
          Fixed income.....................................................          2,456              2,514
          Balanced.........................................................         15,629             15,351
          Other............................................................            370                618
                                                                             ----------------  -----------------
          Total............................................................   $     50,292      $      46,320
                                                                             ================  =================

     C) Hedging Programs for GMDB, GMIB and GWBL Features
        -------------------------------------------------

     Beginning in 2003, AXA Equitable established a program intended to hedge certain risks associated first with the GMDB feature and, beginning in 2004, with the GMIB feature of the Accumulator(R) series of variable annuity products. The program has also been extended to cover other guaranteed benefits as they have been made available. This program currently utilizes derivative instruments, such as exchange-traded equity, currency and interest rate futures contracts, total return and/or equity swaps, interest rate swap and floor contracts, variance swaps and swaptions as well as repurchase agreement transactions, that collectively are managed in an effort to reduce the economic impact of unfavorable changes in guaranteed benefits' exposures attributable to movements in the equity and fixed income markets. At the present time, this program hedges certain economic risks on products sold from 2001 forward, to the extent such risks are not reinsured. At December 31, 2010, the total account value and net amount at risk of the hedged Accumulator(R) series of variable annuity contracts were $39,377 million and $5,593 million, respectively, with the GMDB feature and $20,512 million and $320 million, respectively, with the GMIB feature.

     These programs do not qualify for hedge accounting treatment. Therefore, gains (losses) on the derivatives contracts used in these programs, including current period changes in fair value, are recognized in net investment income (loss) in the period in which they occur, and may contribute to earnings (loss) volatility.

     D) Variable and Interest-Sensitive Life Insurance Policies - No Lapse
        ------------------------------------------------------------------
        Guarantee
        ---------

     The no lapse guarantee feature contained in variable and interest-sensitive life insurance policies keeps them in force in situations where the policy value is not sufficient to cover monthly charges then due. The no lapse guarantee remains in effect so long as the policy meets a contractually specified premium funding test and certain other requirements.

     The following table summarizes the no lapse guarantee liabilities reflected in the General Account in Future policy benefits and other policyholders liabilities, and the related reinsurance ceded:


                                                              DIRECT           REINSURANCE
                                                             LIABILITY            CEDED               NET
                                                          ----------------   ----------------   ----------------
                                                                              (IN MILLIONS)

       Balance at January 1, 2008........................  $      135         $     (108)        $       27
          Other changes in reserves......................          68                (45)                23
                                                          ----------------   ----------------   ----------------
       Balance at December 31, 2008......................         203               (153)                50
          Other changes in reserves......................          52                (21)                31
                                                          ----------------   ----------------   ----------------
       Balance at December 31, 2009......................         255               (174)                81
          Other changes in reserves......................         120                (57)                63
                                                          ----------------   ----------------   ----------------
       Balance at December 31, 2010......................  $      375         $     (231)        $      144
                                                          ================   ================   ================


9)   REINSURANCE AGREEMENTS

     The Insurance Group assumes and cedes reinsurance with other insurance companies. The Insurance Group evaluates the financial condition of its reinsurers to minimize its exposure to significant losses from reinsurer insolvencies. Ceded reinsurance does not relieve the originating insurer of liability.

     The Insurance Group reinsures most of its new variable life, universal life and term life policies on an excess of retention basis. The Insurance Group maintains a maximum retention on each single life policy of $25 million and on each second-to-die policy of $30 million with the excess 100% reinsured. The Insurance Group also reinsures the entire risk on certain substandard underwriting risks and in certain other cases.

     At December 31, 2010, the Company had reinsured with non-affiliates and affiliates in the aggregate approximately 6.5% and 42.9%, respectively, of its current exposure to the GMDB obligation on annuity contracts in-force and, subject to certain maximum amounts or caps in any one period, approximately 73.5% of its current liability exposure resulting from the GMIB feature. See Note 8.

     Based on management's estimates of future contract cash flows and experience, the estimated fair values of the GMIB reinsurance contracts, considered derivatives, at December 31, 2010 and 2009 were $4,606 million and $2,256 million, respectively. The increases (decreases) in estimated fair value were $2,350 million, $(2,566) million and $1,567 million for 2010, 2009 and 2008, respectively.

     At December 31, 2010 and 2009, respectively, third-party reinsurance recoverables related to insurance contracts amounted to $2,332 million and $2,338 million of which $1,913 million and 2,077 million related to two specific reinsurers with AA-/A rating with the remainder of the reinsurers rated BBB and above. At December 31, 2010 and 2009, affiliated reinsurance recoverables related to insurance contracts amounted to $920 million and $690 million, respectively. A contingent liability exists with respect to reinsurance should the reinsurers be unable to meet their obligations. The Insurance Group evaluates the financial condition of its reinsurers in an effort to minimize its exposure to significant losses from reinsurer insolvencies.

     Reinsurance payables related to insurance contracts totaling $74 million and $80 million are included in other liabilities in the consolidated balance sheets at December 31, 2010 and 2009, respectively.

     The Insurance Group cedes substantially all of its group life and health business to a third party insurer. Insurance liabilities ceded totaled $195 million and $207 million at December 31, 2010 and 2009, respectively.

     The Insurance Group also cedes a portion of its extended term insurance and paid-up life insurance and substantially all of its individual disability income business through various coinsurance agreements.

     The Insurance Group has also assumed accident, health, annuity, aviation and space risks by participating in or reinsuring various reinsurance pools and arrangements. In addition to the sale of insurance products, the Insurance Group currently acts as a professional retrocessionaire by assuming life reinsurance from professional reinsurers. Reinsurance assumed reserves at December 31, 2010 and 2009 were $685 million and $648 million, respectively.

     The following table summarizes the effect of reinsurance:

                                                             2010               2009               2008
                                                        ----------------   ----------------  -----------------
                                                                            (IN MILLIONS)
     Direct premiums...................................  $     903          $      838        $       848
     Reinsurance assumed...............................        213                 202                194
     Reinsurance ceded.................................       (586)               (609)              (283)
                                                        ----------------   ----------------  -----------------
     Premiums .........................................  $     530          $      431        $       759
                                                        ================   ================  =================

     Universal Life and Investment-type Product
       Policy Fee Income Ceded.........................  $     210          $      197        $       169
                                                        ================   ================  =================
     Policyholders' Benefits Ceded.....................  $     536          $      485        $     1,222
                                                        ================   ================  =================
     Interest Credited to Policyholders' Account
       Balances Ceded..................................  $       -          $        -        $        33
                                                        ================   ================  =================

     Individual Disability Income and Major Medical
     ----------------------------------------------

     Claim reserves and associated liabilities net of reinsurance ceded for individual DI and major medical policies were $90 million and $92 million at December 31, 2010 and 2009, respectively. At December 31, 2010 and 2009, respectively, $1,622 million and $1,667 million of DI reserves and associated liabilities were ceded through indemnity reinsurance agreements with a singular reinsurance group. Net incurred benefits (benefits paid plus changes in claim reserves) and benefits paid for individual DI and major medical policies are summarized below:


                                                               2010               2009               2008
                                                          ----------------   ----------------  -----------------
                                                                              (IN MILLIONS)
       Incurred benefits related to current year.........  $      30          $       38        $        36
       Incurred benefits related to prior years..........         10                   6                  4
                                                          ----------------   ----------------  -----------------
       Total Incurred Benefits...........................  $      40          $       44        $        40
                                                          ================   ================  =================

       Benefits paid related to current year.............  $      12          $       13        $        11
       Benefits paid related to prior years..............         30                  34                 29
                                                          ----------------   ----------------  -----------------
       Total Benefits Paid...............................  $      42          $       47        $        40
                                                          ================   ================  =================

10)    SHORT-TERM AND LONG-TERM DEBT

       Short-term and long-term debt consists of the following:

                                                                                       DECEMBER 31,
                                                                           -------------------------------------
                                                                                 2010                2009
                                                                           -----------------   -----------------
                                                                                      (IN MILLIONS)
       Short-term debt:
       AllianceBernstein commercial paper
         (with interest rates of 0.3% and 0.2%)...........................  $      225          $       249
                                                                           -----------------   -----------------
       Total short-term debt..............................................         225                  249
                                                                           -----------------   -----------------

       Long-term debt:
       AXA Equitable:
         Surplus Notes, 7.70%, due 2015...................................         200                  200
                                                                           -----------------   -----------------
       Total long-term debt...............................................         200                  200
                                                                           -----------------   -----------------

       Total Short-term and Long-term Debt................................  $      425          $       449
                                                                           =================   =================

     Short-term Debt
     -----------------

     AXA Equitable is a member of the Federal Home Loan Bank of New York ("FHLBNY"), which provides AXA Equitable with access to collateralized borrowings and other FHLBNY products. As membership requires the ownership of member stock, AXA Equitable purchased stock to meet their membership requirement ($13 million, as of December 31, 2010). Any borrowings from the FHLBNY require the purchase of FHLBNY activity based stock in an amount equal to 4.5% of the borrowings. AXA Equitable's borrowing capacity with FHLBNY is $1,000 million. As a member of FHLBNY, AXA Equitable can receive advances for which it would be required to pledge qualified mortgage-backed assets and government securities as collateral. At December 31, 2010, there were no outstanding borrowings from FHLBNY.

     On December 9, 2010, AllianceBernstein entered into a committed, unsecured three-year senior revolving credit facility (the "2010 AB Credit Facility") with a group of commercial banks and other lenders in an original principal amount of $1.00 billion with SCB LLC as an additional borrower.

     The 2010 AB Credit Facility replaces AllianceBernstein's existing $1.95 billion of committed credit lines (comprised of two separate lines - a $1.00 billion committed, unsecured revolving credit facility in the name of AllianceBernstein, which had a scheduled expiration date of February 17, 2011, and SCB LLC's $950 million committed, unsecured revolving credit facility, which had a scheduled expiration date of January 25, 2011), both of which were terminated upon the effectiveness of the 2010 AB Credit Facility. AllianceBernstein has agreed to guarantee the obligations of SCB LLC under the 2010 AB Credit Facility.

     The 2010 AB Credit Facility will be available for AllianceBernstein's and SCB LLC's business purposes, including the support of AllianceBernstein's $1.00 billion commercial paper program. Both AllianceBernstein and SCB LLC can draw directly under the 2010 AB Credit Facility and management expects to draw on the 2010 AB Credit Facility from time to time.

     As of December 31, 2010 and 2009, AllianceBernstein had no amounts outstanding under the 2010 AB Credit Facility or the previous revolving credit facilities, respectively.

     In addition, SCB LLC has five uncommitted lines of credit with four financial institutions. Two of these lines of credit permit us to borrow up to an aggregate of approximately $125 million while three lines have no stated limit.

     Long-term Debt
     --------------

     At December 31, 2010, the Company was not in breach of any long-term debt covenants.

11)  RELATED PARTY TRANSACTIONS

     Loans to Affiliates
     -------------------

     In September 2007, AXA issued $650 million in 5.40% senior unsecured notes to AXA Equitable. These notes pay interest semi-annually and mature on September 30, 2012.

     On June 17, 2009, AXA Equitable's continuing operations and its discontinued Wind-up Annuities business sold a jointly owned real estate property valued at $1,100 million to a non-insurance subsidiary of AXA Financial in exchange for $700 million in cash and $400 million in 8% ten year term mortgage notes on the property reported in Loans to affiliates in the consolidated balance sheets. The $439 million after-tax excess of the property's fair value over its carrying value was accounted for as a capital contribution to AXA Equitable.

     Loans from Affiliates
     ---------------------

     In 2005, AXA Equitable issued a note to AXA Financial in the amount of $325 million with an interest rate of 6.0% and a maturity date of December 1, 2035. Interest on this note is payable semi-annually.

     In November 2008, AXA Financial purchased a $500 million callable 7.1% surplus note from AXA Equitable. The note pays interest semi-annually and matures on December 1, 2018.

     In December 2008, AXA Financial purchased a $500 million callable 7.1% surplus note from AXA Equitable. The note pays interest semi-annually and matures on December 1, 2018.

     Other Transactions
     ------------------

     The Company reimburses AXA Financial for expenses relating to the Excess Retirement Plan, Supplemental Executive Retirement Plan and certain other employee benefit plans that provide participants with medical, life insurance, and deferred compensation benefits. Such reimbursement was based on the cost to AXA Financial of the benefits provided which totaled $59 million, $56 million and $76 million, respectively, for 2010, 2009 and 2008.

     In 2010, 2009 and 2008, respectively, the Company paid AXA Distribution and its subsidiaries $647 million, $634 million and $754 million of commissions and fees for sales of insurance products. The Company charged AXA Distribution's subsidiaries $428 million, $402 million and $321 million, respectively, for their applicable share of operating expenses in 2010, 2009 and 2008, pursuant to the Agreements for Services.

     In fourth quarter 2008, AXA Equitable reinsured the GMDB and GMIB riders on the Accumulator(R) products sold on or after January 1, 2006 and in-force at September 30, 2008 with AXA Bermuda, an affiliate that is an indirect wholly owned subsidiary of AXA Financial. AXA Equitable transferred cash and derivative instruments with a fair value of $6,893 million equal to the market value of the insurance liabilities assumed by AXA Financial (Bermuda) Ltd. ("AXA Bermuda") and income derived from the hedges related to these riders for the period from October through December 2008, to that entity. AXA Bermuda manages the dynamic hedging program to mitigate risks related to the reinsured riders. In fourth quarter 2008, AXA Equitable recorded a GMDB reinsurance recoverable and a GMIB reinsurance asset totaling $3,386 resulting in a cost of reinsurance of $3,507 million. The cost of this arrangement was deferred and is being amortized over the life of the underlying annuity contracts. Amortization of the cost was $274 million and $318 million in 2010 and 2009, respectively.

     Various AXA affiliates cede a portion of their life, health and catastrophe insurance business through reinsurance agreements to AXA Global Life in 2010 (and AXA Cessions in 2009 and prior), AXA affiliated reinsurers. AXA Global Life, in turn, retroceded a quota share portion of these risks to AXA Equitable on a one-year term basis. Premiums earned in 2010, 2009 and 2008 under this arrangement totaled approximately $0 million, $1 million and $0 million, respectively. Claims and expenses paid in 2010, 2009 and 2008 were $0 million, $1 million and $0 million, respectively.

     AXA Life Insurance Company Ltd (Japan), an AXA subsidiary, cedes a portion of their annuity business to AXA Equitable. Premiums earned in 2010, 2009 and 2008 totaled approximately $9 million, $8 million and $6 million, respectively. Claims and expenses paid in 2010, 2009 and 2008 were $1 million, $1 million and $0 million, respectively.

     Various AXA Financial affiliates cede a portion of their life business through excess of retention treaties to AXA Equitable on a yearly renewal term basis. Premiums earned in 2010, 2009 and 2008 from AXA Equitable Life and Annuity Company totaled approximately $7 million, $8 million and $7 million, respectively. Claims and expenses paid in 2010, 2009 and 2008 were $4 million, $5 million and $4 million, respectively. Premiums earned in 2010, 2009 and 2008 from MONY Life Insurance Company of America totaled approximately $0 million, $0 million and $1 million, respectively. Claims and expenses paid in 2010, 2009 and 2008 were $1 million, $0 million and $12 million respectively. Premiums earned in 2010, 2009 and 2008 from US Financial Life Insurance Company totaled approximately $5 million, $5 million and $5 million, respectively. Claims and expenses paid in 2010, 2009 and 2008 were $10 million, $4 million and $8 million, respectively.

     Both AXA Equitable and AllianceBernstein, along with other AXA affiliates, participate in certain intercompany cost sharing and service agreements including technology and professional development arrangements. AXA Equitable and AllianceBernstein incurred expenses under such agreements of approximately $160 million, $152 million and $158 million in 2010, 2009 and 2008, respectively. Expense reimbursements by AXA and AXA affiliates to AXA Equitable under such agreements totaled approximately $51 million, $50 million and $63 million in 2010, 2009 and 2008, respectively. The net receivable related to these contracts was approximately $9 million and $6 million at December 31, 2010 and 2009, respectively.

     Commissions, fees and other income includes certain revenues for services provided to mutual funds managed by AllianceBernstein. These revenues are described below:

                                                                 2010              2009               2008
                                                           -----------------  ----------------  -----------------
                                                                               (IN MILLIONS)
        Investment advisory and services fees............   $       809        $       644       $       864
        Distribution revenues............................           339                277               378
        Other revenues - shareholder servicing fees......            93                 90                99
        Other revenues - other...........................             5                  7                 7
        Institutional research services..................             -                  1                 1

12)  EMPLOYEE BENEFIT PLANS

     The Company (other than AllianceBernstein) sponsors qualified and non-qualified defined benefit plans covering its qualifying employees (including certain qualified part-time employees), managers and financial professionals. These pension plans are non-contributory and their benefits are generally based on a cash balance formula and/or, for certain participants, years of service and average earnings over a specified period in the plans. AllianceBernstein maintains a qualified, non-contributory, defined benefit retirement plan covering current and former employees who were employed by AllianceBernstein in the United States prior to October 2, 2000. AllianceBernstein's benefits are based on years of credited service and average final base salary. The Company uses a December 31 measurement date for its pension plans.

     The Patient Protection and Affordable Care Act and the Health Care and Education Reconciliation Act of 2010 (collectively, the "Health Acts"), signed into law in March 2010, are expected to have both immediate and long-term financial reporting implications for many employers who sponsor health plans for active employees and retirees. While many of the provisions of the Health Acts do not take effect until future years and are intended to coincide with fundamental changes to the healthcare system, current-period measurement of the benefits obligation is required to reflect an estimate of the potential implications of presently enacted law changes absent consideration of potential future plan modifications. Many of the specifics associated with this new healthcare legislation remain unclear, and further guidance is expected to become available as clarifying regulations are issued to address how the law is to be implemented. Management, in consultation with its actuarial advisors in respect of the Company's health and welfare plans, has concluded that a reasonable and reliable estimate of the impact of the Health Acts on future benefit levels cannot be made as of December 31, 2010 due to the significant uncertainty and complexity of many aspects of the new law.

     Included among the major provisions of the Health Acts is a change in the tax treatment of the Medicare Part D subsidy. The subsidy came into existence with the enactment of the Medicare Modernization Act ("MMA") in 2003 and is available to sponsors of retiree health benefit plans with a prescription drug benefit that is "actuarially equivalent" to the benefit provided by the Medicare Part D program. Prior to the Health Acts, sponsors were permitted to deduct the full cost of these retiree prescription drug plans without reduction for subsidies received. Although the Medicare Part D subsidy does not become taxable until years beginning after December 31, 2012, the effects of changes in tax law had to be recognized immediately in the income statement of the period of enactment. When MMA was enacted, the Company reduced its health benefits obligation to reflect the expected future subsidies from this program but did not establish a deferred tax asset for the value of the related future tax deductions. Consequently, passage of the Health Acts did not result in adjustment of the deferred tax accounts.

     For 2010, cash contributions by AllianceBernstein and the Company (other than AllianceBernstein) to their respective qualified pension plans were $6 million and $196 million. The Pension Protection Act of 2006 (the "Pension Act") introduced new funding requirements for single-employer defined benefit pension plans, provided guidelines for measuring pension plan assets and obligations for funding purposes, introduced benefit limitations for certain underfunded plans, and raised tax deduction limits for contributions to retirement plans. Most of these changes were effective by December 31, 2009, including funding-based limits on future benefit accruals and payments. The funding policy of the Company for its qualified pension plans is to satisfy its funding obligations each year in an amount not less than the minimum required by the Employee Retirement Income Security Act of 1974 ("ERISA"), as amended by the Pension Act, and not greater than the maximum it can deduct for Federal income tax purposes. The Company's (excluding AllianceBernstein) cash contributions during 2011 are estimated to be approximately $283 million. Alliance- Bernstein currently estimates that it will contribute $7 million to its pension plan during 2011.

     Effective December 31, 2008, AllianceBernstein amended its qualified pension plan to eliminate all future accruals for future services and compensation increases. This amendment was considered a plan curtailment and resulted in a decrease in the Projected Benefit Obligation ("PBO") of approximately $13 million, which was offset against existing deferred losses in AOCI. In addition, as a result of all future service being eliminated, AllianceBernstein accelerated recognition of the existing prior service credit of $4 million in fourth quarter 2008.

     Components of net periodic pension expense for the Company's qualified and non-qualified plans were as follows:

                                                               2010               2009               2008
                                                          ----------------   ----------------  -----------------
                                                                              (IN MILLIONS)
       Service cost......................................  $      37          $      38         $       42
       Interest cost.....................................        129                136                134
       Expected return on plan assets....................       (115)              (126)              (194)
       Curtailment gain..................................          -                  -                 (4)
       Net amortization..................................        125                 95                 43
       Plan amendments and additions.....................         13                  2                  -
                                                          ----------------   ----------------  -----------------
       Net Periodic Pension Expense......................  $     189          $     145         $       21
                                                          ================   ================  =================

     Changes in the PBO of the Company's qualified and non-qualified plans were comprised of:


                                                                                        DECEMBER 31,
                                                                             -----------------------------------
                                                                                  2010               2009
                                                                             ----------------  -----------------
                                                                                       (IN MILLIONS)
       Projected benefit obligation, beginning of year.....................   $    2,241        $     2,181
       Service cost........................................................           30                 30
       Interest cost.......................................................          129                136
       Actuarial (gains) losses............................................          171                 69
       Benefits paid.......................................................         (170)              (177)
       Plan amendments and additions.......................................           23                  2
                                                                             ----------------  -----------------
       Projected Benefit Obligation, End of Year...........................   $    2,424        $     2,241
                                                                             ================  =================

     The following table discloses the change in plan assets and the funded status of the Company's qualified and non-qualified pension plans:

                                                                                         DECEMBER 31,
                                                                               ----------------------------------
                                                                                    2010              2009
                                                                               ---------------   ----------------
                                                                                         (IN MILLIONS)
       Pension plan assets at fair value, beginning of year...................  $    1,406        $    1,460
       Actual return on plan assets...........................................         106               104
       Contributions..........................................................         202                32
       Benefits paid and fees.................................................        (185)             (190)
                                                                               ---------------   ----------------
       Pension plan assets at fair value, end of year.........................       1,529             1,406
       PBO....................................................................       2,424             2,241
                                                                               ---------------   ----------------
       Excess of PBO Over Pension Plan Assets.................................  $     (895)       $     (835)
                                                                               ===============   ================

     Amounts recognized in the accompanying consolidated balance sheets to reflect the funded status of these plans were accrued pension costs of $895 million and $835 million at December 31, 2010 and 2009, respectively. The aggregate PBO and fair value of pension plan assets for plans with PBOs in excess of those assets were $2,424 million and $1,529 million, respectively, at December 31, 2010 and $2,241 million and $1,406 million, respectively, at December 31, 2009. The aggregate accumulated benefit obligation and fair value of pension plan assets for pension plans with accumulated benefit obligations in excess of those assets were $2,391 million and $1,529 million, respectively, at December 31, 2010 and $2,206 million and $1,406 million, respectively, at December 31, 2009. The accumulated benefit obligation for all defined benefit pension plans were $2,391 million and $2,206 million at December 31, 2010 and 2009, respectively.

     The following table discloses the amounts included in AOCI at December 31, 2010 and 2009 that have not yet been recognized as components of net periodic pension cost:

                                                                                      DECEMBER 31,
                                                                         ---------------------------------------
                                                                               2010                 2009
                                                                         ------------------   ------------------
                                                                                     (IN MILLIONS)
       Unrecognized net actuarial (gain) loss ........................... $      1,554         $     1,493
       Unrecognized prior service cost (credit)..........................            8                   7
                                                                         ------------------   ------------------
            Total ....................................................... $      1,562         $     1,500
                                                                         ==================   ==================

     The estimated net actuarial (gain) loss and prior service cost (credit) expected to be reclassified from AOCI and recognized as components of net periodic pension cost over the next year are $144 million and $1 million, respectively.

     The following table discloses the allocation of the fair value of total plan assets for the qualified pension plans of the Company at December 31, 2010 and 2009:

                                                                                       DECEMBER 31,
                                                                         ---------------------------------------
                                                                                  2010               2009
                                                                         ------------------   ------------------
                                                                                       (IN MILLIONS)
       Fixed maturities................................................           48.5%               45.3%
       Equity securities...............................................           37.0                37.0
       Equity real estate..............................................           11.8                11.6
       Cash and short-term investments.................................            2.7                 6.1
                                                                         ------------------   ------------------
          Total .......................................................          100.0%              100.0%
                                                                         ==================   ==================

     The primary investment objective of the qualified pension plans of the Company is to maximize return on assets, giving consideration to prudent risk. Guidelines regarding the allocation of plan assets are formalized by the respective Investment Committees established by the funded benefit plans of AXA Equitable and are designed with a long-term investment horizon. In January 2009, the asset allocation strategy of the qualified defined benefit pension plans was revised to target 30%-40% equities, 50%-60% high quality bonds, and 0%-15% equity real estate and other investments. Exposure to real estate investments offers diversity to the total portfolio and long-term inflation protection.

     In 2010, AXA Equitable qualified pension plans continued to implement hedging strategies intended to lessen downside equity risk. These hedging programs were initiated during fourth quarter 2008 and currently utilize derivative instruments, principally exchange-traded equity futures contracts, and exchange-traded funds that are managed in an effort to reduce the economic impact of unfavorable changes in the equity markets.

     The following tables disclose the fair values of plan assets and their level of observability within the fair value hierarchy for the qualified pension plans of the Company at December 31, 2010 and 2009, respectively.


                                                 LEVEL 1          LEVEL 2          LEVEL 3           TOTAL
       DECEMBER 31, 2010                     ---------------  ---------------  ---------------  ---------------
       ASSET CATEGORIES                                                 (IN MILLIONS)
       Fixed maturities:
         Corporate...........................  $        -       $      564       $        -       $     564
         US Treasury, government
           and agency........................           -              148                -             148
         States and political subdivisions...           -                9                -               9
         Foreign governments.................           -                -                -               -
         Commercial mortgage-backed..........           -                -                -               -
         Asset-backed........................           -                -                -               -
         Other structured debt...............           -                -                6               6
       Common and preferred equity...........         410                2                -             412
       Mutual funds..........................         115                -                -             115
       Hedge funds...........................           -                                 -               -
       Derivatives, net......................           1                6                -               7
       Private real estate investment funds..                            -               13              13
       Private investment trusts.............           -               51              163             214
       Commercial mortgages..................           -                -
       Cash and cash equivalents.............           6                2                -               8
       Short-term investments................           2               31                -              33
                                              ---------------  ---------------  ---------------  ---------------
         Total  .............................  $      534       $      813       $      182       $   1,529
                                              ===============  ===============  ===============  ===============

       December 31, 2009
       Asset Categories
       Fixed maturities:
         Corporate...........................  $        -       $      415       $        -       $      415
         US Treasury, government                        -
           and agency........................                          192                -              192
         States and political subdivisions...           -                9                -                9
         Foreign governments.................           -                -                -                -
         Commercial mortgage-backed..........           -                -                -                -
         Asset-backed........................           -                -                -                -
         Other structured debt...............           -                -                7                7
       Common and preferred equity...........         575                1                -              576
       Mutual funds..........................           5                -                -                5
       Hedge funds...........................           -                7                -                7
       Derivatives, net......................         (96)               -                -              (96)
       Private real estate investment funds..           -                -               12               12
       Private investment trusts.............           -               44              147              191
       Commercial mortgages..................           -                -                2                2
       Cash and cash equivalents.............          32                1                -               33
       Short-term investments................          29               24                -               53
                                              ---------------  ---------------  ---------------  ---------------
         Total...............................  $      545       $      693       $      168       $    1,406
                                              ===============  ===============  ===============  ===============

     At December 31, 2010, assets classified as Level 1, Level 2, and Level 3 comprise approximately 34.9%, 53.2% and 11.9%, respectively, of qualified pension plan assets. At December 31, 2009, assets classified as Level 1, Level 2 and Level 3 comprised approximately 38.8%, 49.3% and 11.9%, respectively, of qualified pension plan assets. See Note 2 for a description of the fair value hierarchy. The fair values of qualified pension plan assets are measured and ascribed to levels within the fair value hierarchy in a manner consistent with the invested assets of the Company that are measured at fair value on a recurring basis. Except for an investment of approximately $163 million in a private REIT through a pooled separate account, there are no significant concentrations of credit risk arising within or across categories of qualified pension plan assets.

     The tables below present a reconciliation for all Level 3 qualified pension plan assets at December 31, 2010 and 2009, respectively.

                                                     PRIVATE REAL
                                                        ESTATE        PRIVATE
                                        FIXED         INVESTMENT     INVESTMENT    COMMERCIAL
                                     MATURITIES(1)       FUNDS         TRUSTS       MORTGAGES       TOTAL
                                     -------------   ------------    ----------    ----------     ----------
                                                                   (IN MILLIONS)
       Balance at
        December 31, 2009..........   $        7     $       12     $      147    $        2      $      168
       Actual return on Plan assets:
          Relating to assets still
           held at December 31, 2010          (1)             1             16             -              16
          Relating to assets sold
           during 2010..............           -              -              -             -               -
       Purchases, sales, issues and
        settlements, net...........            -              -              -            (2)             (2)
       Transfers into/
        out of Level 3.............            -              -              -             -               -
                                      ----------     ----------     ----------    ----------      ----------
       Balance at
        December 31, 2010..........   $        6     $       13     $      163    $        -      $      182
                                      ==========     ==========     ==========    ==========      ==========

       Balance at
        January 1, 2009............   $        6     $       15     $      224    $        2      $      247
       Actual return on Plan
        assets:
          Relating to assets still
           held at December 31, 2009           1             (3)           (77)            -             (79)
       Purchases, sales, issues and
        settlements, net...........            -              -              -             -               -
       Transfers into/
        out of Level 3.............            -              -              -             -               -
                                      ----------     ----------     ----------    ----------      ----------
       Balance at
        December 31, 2009..........   $        7     $       12     $      147    $        2      $      168
                                      ==========     ==========     ==========    ==========      ==========

     (1) Includes commercial mortgage- and asset-backed securities and other structured debt.

     The discount rate assumptions used by the Company to measure the benefits obligations and related net periodic cost of its qualified and non-qualified pension plans reflect the rates at which those benefits could be effectively settled. Projected nominal cash outflows to fund expected annual benefits payments under each of the Company's qualified and non-qualified pension plans were discounted using a published high-quality bond yield curve. The discount rate used to measure each of the benefits obligation at December 31, 2010 and 2009 represents the level equivalent spot discount rate that produces the same aggregate present value measure of the total benefits obligation as the aforementioned discounted cash flow analysis. The following table discloses the weighted-average assumptions used to measure the Company's pension benefit obligations and net periodic pension cost at and for the years ended December 31, 2010 and 2009.


                                                                                 2010              2009
                                                                             ------------      ------------
       Discount rates:
         Benefit obligation.............................................         5.25%             6.00%
         Periodic cost..................................................         6.00%             6.50%

       Rates of compensation increase:
         Benefit obligation and periodic cost...........................         6.00%             6.00%

       Expected long-term rates of return on pension
          plan assets (periodic cost)...................................         6.75%             6.75%

     The expected long-term rate of return assumption on plan assets is based upon the target asset allocation of the plan portfolio and is determined using forward-looking assumptions in the context of historical returns and volatilities for each asset class.

     Prior to 1987, participants' benefits under AXA Equitable's qualified plan were funded through the purchase of non-participating annuity contracts from AXA Equitable. Benefit payments under these contracts were approximately $14 million, $16 million and $17 million for 2010, 2009 and 2008, respectively.

     The following table provides an estimate of future benefits expected to be paid in each of the next five years, beginning January 1, 2011, and in the aggregate for the five years thereafter. These estimates are based on the same assumptions used to measure the respective benefit obligations at December 31, 2010 and include benefits attributable to estimated future employee service.


                                                            PENSION
                                                            BENEFITS
                                                        -----------------
                                                          (IN MILLIONS)
                                                        -----------------

       2011...........................................  $       190
       2012...........................................          199
       2013...........................................          198
       2014...........................................          197
       2015...........................................          195
       Years 2016-2020................................          943

     AllianceBernstein maintains several unfunded long-term incentive compensation plans for the benefit of certain eligible employees and executives. The AllianceBernstein Capital Accumulation Plan was frozen on December 31, 1987 and no additional awards have been made, however, ACMC, Inc. ("ACMC"), an indirect wholly owned subsidiary of AXA Financial, is obligated to make capital contributions to AllianceBernstein in amounts equal to benefits paid under this plan as well as other assumed contractual unfunded deferred compensation arrangements covering certain executives. For the remaining active plans, benefits vest ratably over periods ranging from 3 to 8 years, and the related costs are amortized as compensation and benefit expense over the shorter of the vesting period or other basis provided for by specific plan provisions. Prior to 2009, participants in these plans designated the percentages of their awards to be allocated among notional investments in Holding units, AllianceBernstein investment services, and, in certain instances, options to acquire Holding units. Beginning in 2009, annual awards granted under the Amended and Restated AllianceBernstein Incentive Compensation Award Program were in the form of restricted Holding units. The Company recorded compensation and benefit expenses in connection with these long-term incentive compensation plans of

     AllianceBernstein totaling $216 million, $221 million and $133 million for 2010, 2009 and 2008, respectively. As further described in Note 13, the cost of the 2010 awards made in the form of restricted Holding units was measured, recognized, and disclosed as a share-based compensation program.

13)  SHARE-BASED AND OTHER COMPENSATION PROGRAMS

     AXA and AXA Financial sponsor various share-based compensation plans for eligible employees and financial professionals of AXA Financial and its subsidiaries, including the Company. AllianceBernstein also sponsors its own unit option plans for certain of its employees. Activity in these share-based plans in the discussions that follow relates to awards granted to eligible employees and financial professionals of AXA Financial and its subsidiaries under each of these plans in the aggregate, except where otherwise noted.

     In first quarter 2010, AXA voluntarily delisted the AXA ADRs from the New York Stock Exchange and filed to deregister and terminate its reporting obligation with the SEC. AXA's deregistration became effective in second quarter 2010. Following these actions, AXA ADRs continue to trade in the over-the-counter markets in the U.S. and be exchangeable into AXA ordinary shares on a one-to-one basis while AXA ordinary shares continue to trade on the Euronext Paris, the primary and most liquid market for AXA shares. Consequently, current holders of AXA ADRs may continue to hold or trade those shares, subject to existing transfer restrictions, if any. The terms and conditions of AXA Financial's share-based compensation programs generally were not impacted by the delisting and deregistration except that AXA ordinary shares generally will be delivered to participants in lieu of AXA ADRs at exercise or maturity of outstanding awards and new offerings are based on AXA ordinary shares. In addition, due to U.S. securities law restrictions, certain blackouts on option exercise occur each year when updated financial information for AXA is not available. Contributions to the AXA Financial Qualified and Non-Qualified Stock Purchase Plans were suspended and contributions to the 401(k) Plan - AXA ADR Fund investment option were terminated coincident with AXA's delisting and deregistration. None of the modifications made to AXA Financial's share-based compensation programs as a result of AXA's delisting and deregistration resulted in recognition of additional compensation expense.

     For 2010, 2009 and 2008, respectively, the Company recognized compensation costs of $199 million, $78 million and $34 million for share-based payment arrangements as further described herein.

     Performance Units. On April 1, 2010, approximately 620,507 performance units earned under the AXA Performance Unit Plan 2008 were fully vested for total value of approximately $14 million. Distributions to participants were made on April 22, 2010, resulting in cash settlements of approximately 81.5% of these performance units for aggregate value of approximately $11 million and equity settlements of the remainder with approximately 114,757 AXA ordinary shares for aggregate value of approximately $3 million. The AXA ordinary shares are subject to a non-transferability restriction of two years. These AXA ordinary shares were sourced from immediate exchange on a one-for-one basis of the 220,000 AXA ADRs for which AXA Financial Group paid $7 million in settlement on April 10, 2010 of a forward purchase contract entered into on June 16, 2008.

     On March 19, 2010, under the terms of the AXA Performance Unit Plan 2010, the AXA Management Board awarded approximately 1.6 million unearned performance units to employees and financial professionals of AXA Financial's subsidiaries. The extent to which 2010-2011 cumulative two-year targets measuring the performance of AXA and the insurance-related businesses of AXA Financial Group are achieved will determine the number of performance units earned, which may vary in linear formula between 0% and 130% of the number of performance units at stake. Half of the performance units earned during this two-year cumulative performance period will vest and be settled on each of the second and third anniversaries of the award date. The price used to value the performance units at each settlement date will be the average closing price of the AXA ordinary share for the last 20 trading days of the vesting period converted to U.S. dollars using the Euro to U.S. dollar exchange rate on March 16, 2012 and March 18, 2013, respectively. Participants may elect to receive AXA ordinary shares in lieu of cash for all or a portion of the performance units that vest on the third anniversary of the grant date. For 2010, the expense associated with the March 19, 2010 grant of performance units was approximately $8 million.

     On May 10, 2009, approximately 318,051 performance units earned under the AXA Performance Unit Plan 2007 were fully vested for total value of approximately $5.1 million. Distributions to participants were made on May 21, 2009, resulting in cash settlements of approximately 85% of these performance units for aggregate value of approximately $4 million and equity settlements of the remainder with approximately 46,615 AXA ADRs for aggregate value of approximately $1 million. The AXA ordinary shares are subject to non-transferability restriction for two years. These AXA ADRs were sourced from settlement on May 10, 2009 of a forward purchase contract entered into on September 26, 2007 by which AXA Financial took delivery of 78,000 shares for payment of approximately $4 million.

     On March 20, 2009, under the terms of the AXA Performance Unit Plan 2009, the AXA Management Board awarded approximately 1.3 million unearned performance units to employees and financial professionals of AXA Financial's subsidiaries. During each year that the performance unit awards are outstanding, a pro-rata portion of the units may be earned based on criteria measuring the performance of AXA and the insurance-related businesses of AXA Financial Group. The extent to which performance targets are met determines the number of performance units earned, which may vary between 0% and 130% of the number of performance units at stake. Performance units earned under the 2009 plan generally cliff-vest on the second anniversary of their award date. When fully-vested, the performance units earned will be settled in cash or, in some cases, a combination of cash (70%) and stock (30%), the stock having transfer restrictions for a two-year period. For 2009 awards, the price used to value the performance units at settlement will be the average closing price of the AXA ordinary share for the last 20 trading days of the vesting period converted to U.S. dollars using the Euro to U.S. dollar exchange rate on March 18, 2011. For 2010 and 2009, the Company recognized compensation expense of approximately $9 million and $5 million in respect of the March 20, 2009 grant of performance units.

     On June 16, 2008, AXA Financial entered into a total return swap and a forward purchase contract on the AXA ADR to limit its price exposure on awards expected to vest on April 1, 2010 under the terms of the AXA Performance Unit Plan 2008. Terms of the swap agreement require quarterly payments by AXA Financial of a LIBOR-based spread in exchange for a total return payment on the AXA ADR based on 773,000 notional shares. The forward purchase contract requires AXA Financial to take delivery of 220,000 AXA ADRs on April 10, 2010 for payment of $33.7329 per share, or approximately $7 million. The forward purchase obligation has been recognized by AXA Financial Group in its consolidated balance sheets at December 31, 2009 as a direct reduction of capital in excess of par value and does not require adjustment in future periods for changes in value.

     On March 31, 2008, approximately 702,404 performance units earned under the AXA Performance Unit Plan 2006 were fully vested for total value of approximately $24 million, including incremental units earned from having exceeded targeted 2007 performance criteria by 0.68%. Distributions to participants were made on April 10, 2008, resulting in cash settlements of approximately 78% of these performance units for aggregate value of approximately $19 million and equity settlements of the remainder with approximately 153,494 AXA ADRs for aggregate value of approximately $6 million. The AXA ADRs has a non-transferability restriction for two years which expired in 2010. These AXA ADRs were sourced from settlement on March 31, 2008 of a forward purchase contract entered into on March 19, 2007, by which AXA Financial took delivery of 167,500 shares for payment of approximately $7 million.

     For 2010, 2009 and 2008, the Company recognized compensation costs of $16 million, $5 million and $6 million, respectively, for performance units earned to date. The change in fair value of these awards is measured by the closing price of the underlying AXA ordinary shares or AXA ADRs. The cost of performance unit awards, as adjusted for achievement of performance targets and pre-vesting forfeitures is attributed over the shorter of the cliff-vesting period or to the date at which retirement eligibility is achieved. The value of performance units earned and reported in Other liabilities in the consolidated balance sheets at December 31, 2010 and 2009 was $38 million and $18 million, respectively. Approximately 2,209,314 outstanding performance units are at risk to achievement of 2010 performance criteria, primarily representing the grant of March 19, 2010 for which cumulative average 2010-2011 performance targets will determine the number of performance units earned and including one-half of the award granted on March 19, 2009.

     Option Plans. On March 19, 2010, approximately 2.3 million options to purchase AXA ordinary shares were granted under the terms of the Stock Option Plan at an exercise price of 15.43 euros. Approximately 2.2 million of those options have a four-year graded vesting schedule, with one-third vesting on each of the second, third, and fourth anniversaries of the grant date, and approximately 0.1 million have a four-year cliff vesting term. In addition, approximately 0.4 million of the total options awarded on March 19, 2010 are further subject to conditional vesting terms that require the

     AXA ordinary share price to outperform the Euro Stoxx Insurance Index over a specified period. All of the options granted on March 19, 2010 have a ten-year term. The weighted average grant date fair value per option award was estimated at $3.54 using a Black-Scholes options pricing model with modification to measure the value of the conditional vesting feature. Key assumptions used in the valuation included expected volatility of 36.5%, a weighted average expected term of 6.4 years, an expected dividend yield of 6.98% and a risk-free interest rate of 2.66%. The total fair value of these options (net of expected forfeitures) of approximately $8 million is charged to expense over the shorter of the vesting term or the period up to the date at which the participant becomes retirement eligible. For 2010, the expense associated with the March 19, 2010 grant of options was approximately $3 million.

     On July 1, 2010, the AllianceBernstein 2010 Long Term Incentive Plan ("2010 Plan") was established, under which various types of Holding unit-based awards may be granted to its employees and independent directors, including restricted or phantom restricted Holding unit awards, Holding unit appreciation rights and performance awards, and options to buy Holding units. The 2010 Plan will expire on June 30, 2020 and no awards under the 2010 Plan will be made after that date. Under the 2010 Plan, the number of newly-issued Holding units with respect to which awards may be granted is 30 million. The 2010 Plan also permits AllianceBernstein to award an additional 30 million Holding units if they acquire the Holding units on the open market or through private purchases. During 2010, AllianceBernstein granted 25,910 options to buy Holding units and 12 million restricted Holding units, net of forfeitures, under the 2010 Plan. As a result, Holding unit-based awards (including options) in respect of 48 million Holding units are available for grant as of December 31, 2010.

     On January 23, 2009, AllianceBernstein granted to selected senior officers approximately 6.5 million options to purchase Holding units under the terms of its long-term incentive plan, having an aggregate fair value of approximately $23 million. Except for certain option awards granted in 2007 pursuant to a special deferred compensation program, outstanding options to purchase AllianceBernstein Holding units generally vest ratably over a five year period.

     The number of AXA ADRs or AXA ordinary shares authorized to be issued pursuant to option grants and, as further described below, restricted stock grants under The AXA Financial, Inc. 1997 Stock Incentive Plan (the "Stock Incentive Plan") is approximately 124 million less the number of shares issued pursuant to option grants under The AXA Financial, Inc. 1991 Stock Incentive Plan (the predecessor plan to the Stock Incentive Plan).

     A summary of the activity in the AXA, AXA Financial and AllianceBernstein option plans during 2010 follows:

                                                                  Options Outstanding
                          -----------------------------------------------------------------------------------------------------
                                AXA Ordinary Shares                  AXA ADRs (3)             AllianceBernstein Holding Units
                          --------------------------------- -------------------------------- ----------------------------------
                                              Weighted                          Weighted                          Weighted
                              Number          Average           Number          Average          Number           Average
                           Outstanding        Exercise        Outstanding       Exercise      Outstanding         Exercise
                          (In Millions)        Price         (In Millions)       Price       (In Millions)         Price
                          --------------- ----------------- ---------------- --------------- ---------------  -----------------
Options outstanding at
   January 1, 2010.......          15.0    (Euro)     23.75            10.9   $       19.95          12.1      $       41.79
Options granted..........           2.3    (Euro)     14.98             -     $        -               .4      $       27.52
Options exercised........           -      (Euro)         -             (.6)  $       16.69           (.5)     $       17.05
Options forfeited, net...          (1.0)   (Euro)     26.80             (.3)  $       27.10          (1.0)     $       46.68
Options expired..........           -                                   -                             (.8)     $       51.39
                          ---------------                   ----------------                 ---------------
Options Outstanding at
   December 31, 2010.....          16.3    (Euro)     22.34            10.0   $       19.96          10.2      $       41.24
                          =============== ================= ================ =============== ===============  =================
Aggregate Intrinsic
   Value(1)..............                  (Euro)      - (2)                  $       10.5                     $      - (2)
                                          =================                  ===============                  =================
Weighted Average
   Remaining
   Contractual Term
   (in years)............          6.47                                2.39                           6.9
                          ===============                   ================                 ===============
Options Exercisable at
   December 31, 2010.....           8.7    (Euro)     25.36            10.0   $       19.97           2.7      $       44.94
                          =============== ================= ================ =============== ===============  =================
Aggregate Intrinsic
   Value(1)..............                  (Euro)      - (2)                  $       10.4                     $      - (2)
                                          =================                  ===============                  =================
Weighted Average
   Remaining
   Contractual Term
   (in years)............           5.17                                2.36                          4.7
                          ===============                   ================                 ===============

   (1) Intrinsic value, presented in millions, is calculated as the excess of the closing market price on December 31, 2010 of the respective underlying shares over the strike prices of the option awards.
   (2) The aggregate intrinsic value on options outstanding, exercisable and expected to vest is negative and is therefore presented as zero in the table above.
   (3) AXA ordinary shares generally will be delivered to participants in lieu of AXA ADRs at exercise or maturity.

     Cash proceeds received from employee and financial professional exercises of stock options in 2010 was $10 million. The intrinsic value related to employee and financial professional exercises of stock options during 2010, 2009 and 2008 were $3 million, $8 million and $44 million, respectively, resulting in amounts currently deductible for tax purposes of $1 million, $3 million and $15 million, respectively, for the periods then ended. In 2010, 2009 and 2008, windfall tax benefits of approximately $1 million, $2 million and $10 million, respectively, resulted from employee and financial professional exercises of stock option awards.

     At December 31, 2010, AXA Financial held 883,832 AXA ADRs and AXA ordinary shares in treasury at a weighted average cost of approximately $26.86 per share, of which approximately 645,414 were designated to fund future exercises of outstanding stock options and approximately 238,418 were designated to fund restricted stock grants. The AXA ADRs were obtained primarily by exercise of call options that had been purchased by AXA Financial beginning in fourth quarter 2004 to mitigate the U.S. dollar price and foreign exchange risks associated with funding exercises of stock options. These call options expired on November 23, 2009. During 2010, AXA Financial utilized approximately 496,907 AXA ADRs and AXA Ordinary Shares from treasury to fund exercises of employee stock options. Outstanding options to purchase AXA Ordinary Shares began to become exercisable on March 29, 2007, coincident with the second anniversary of the first award made in 2005, and exercises of these awards are funded by newly issued AXA ordinary shares.

     For the purpose of estimating the fair value of stock option awards, the Company applies the Black-Scholes model and attributes the result over the requisite service period using the graded-vesting method. A Monte-Carlo simulation approach was used to model the fair value of the conditional vesting feature of the awards of options to purchase AXA ordinary shares. Shown below are the relevant input assumptions used to derive the fair values of options awarded in 2010, 2009 and 2008, respectively.

                                               AXA Ordinary Shares             AllianceBernstein Holding Units
                                          -------------------------------  ----------------------------------------
                                            2010      2009       2008          2010         2009          2008
                                          ------- ------------ ----------  ------------ ------------ --------------
       Dividend yield...................   6.98%     10.69%      7.12%       7.2-8.2%    5.2 - 6.1%       5.4%

       Expected volatility..............   36.5%     57.5%       34.7%      46.2-46.6%  40.0 - 44.6%     29.3%

       Risk-free interest rates.........   2.66%     2.74%       4.19%       2.2-2.3%     1.6-2.1%        3.2%

       Expected life in years...........    6.4       5.5         6.0          6.0         6.0-6.5        6.0

       Weighted average fair value per
         option at grant date...........   $3.54     $2.57       $5.70        $6.18         $3.52        $10.85

     For 2010, 2009 and 2008, AXA Financial Group recognized compensation costs for employee and financial professional stock options of $16 million, $20 million, and $27 million, respectively. As of December 31, 2010, approximately $4 million of unrecognized compensation cost related to unvested employee and financial professional stock option awards, net of estimated pre-vesting forfeitures, is expected to be recognized by the Company over a weighted average period of 1.6 years.

     Restricted Awards. Under the Stock Incentive Plan, AXA Financial grants restricted stock to employees and financial professionals of its subsidiaries. Generally, all outstanding restricted stock awards have vesting terms ranging from three to five years. Under The Equity Plan for Directors (the "Equity Plan"), AXA Financial grants non-officer directors restricted AXA ordinary shares (prior to 2011, AXA ADRs) and unrestricted AXA ordinary shares (prior to March 15, 2010, AXA ADRs) annually. Similarly, AllianceBernstein awards restricted AllianceBernstein Holding units to independent members of its General Partner. In addition, under its Century Club Plan, awards of restricted AllianceBernstein Holding units that vest ratably over three years are made to eligible AllianceBernstein employees whose primary responsibilities are to assist in the distribution of company-sponsored mutual funds.

     In 2010, AllianceBernstein granted 13.1 million restricted Holding unit awards to employees. To fund these awards, Holding issued 3.2 million Holding units and AllianceBernstein used 9.9 million, previously repurchased Holding units held in the consolidated rabbi trust. There were approximately 30,000 unallocated Holding units remaining in the consolidated rabbi trust as of December 31, 2010.

     In 2009, AllianceBernstein awarded approximately 1.4 million restricted Holding units in connection with certain employment and separation agreements with vesting terms ranging from two to five years. In addition, approximately 8.4 million restricted Holding units were granted by AllianceBernstein under its 2009 incentive compensation program with ratable vesting over a four year period. The aggregate grant date fair values of these 2009 restricted Holding unit awards was approximately $257 million. On December 19, 2008, in accordance with the terms of his employment agreement, AllianceBernstein awarded Mr. Kraus, Chairman and CEO of AllianceBernstein, approximately 2.7 million restricted Holding units with a grant date fair value of $19.20 per Holding unit. These Holding units vest ratably over a 5-year period and are subject to accelerated vesting.

     For 2010, 2009 and 2008, respectively, the Company recognized compensation costs of $149 million, $45 million and $6 million for awards outstanding under these restricted award plans. The fair values of awards made under these plans are measured at the date of grant by reference to the closing price of the unrestricted shares, and the result generally is attributed over the shorter of the requisite service period, the performance period, if any, or to the date at which retirement eligibility is achieved and subsequent service no longer is required for continued vesting of the award. At December 31, 2010, approximately 22 million restricted shares and Holding units remain unvested. At December 31, 2010, approximately $419 million of unrecognized compensation cost related to these unvested awards, net of estimated pre-vesting forfeitures, is expected to be recognized over a weighted average period of 3.5 years.


     The following table summarizes unvested restricted stock activity for 2010.

                                                                                                   WEIGHTED
                                                                                SHARES OF           AVERAGE
                                                                               RESTRICTED         GRANT DATE
                                                                                  STOCK           FAIR VALUE
                                                                             ----------------   ----------------
       Unvested as of January 1, 2010........................................     404,485        $      31.74
       Granted...............................................................      87,055        $      19.76
       Vested................................................................     (99,779)       $      28.24
       Forfeited.............................................................           -
                                                                             ----------------
       Unvested as of December 31, 2010......................................     391,761        $      29.97
                                                                             ================

     Restricted stock vested in 2010, 2009 and 2008 had aggregate vesting date fair values of approximately $2 million, $2 million and $3 million, respectively. In 2008, 149,413 restricted AXA ADRs were granted, having an aggregate grant-date fair value of $6 million.

     Tandem SARs/NSOs. In January 2001, certain employees exchanged fully vested in-the-money AXA ADR options for tandem Stock Appreciation Rights/AXA ADR non-statutory options ("tandem SARs/NSOs") of then-equivalent intrinsic value. The value of these tandem SARs/NSOs at December 31, 2009 was $1 million. In third quarter 2010, all remaining outstanding and unexercised tandem SARs/NSOs expired out-of-the-money. During 2010, 2009 and 2008, respectively, approximately 103,569, 11,368 and 652,919 of these awards were exercised at an aggregate cash-settlement value of $357,961, $77,723 and $9 million. The Company recorded compensation expense (credit) for these fully-vested awards of $(142,559), $(474,610) and $(6) million for 2010, 2009 and 2008, respectively, reflecting the impact in those periods of the change in the market price of the AXA ADR on the cash-settlement value of the SARs component of the then-outstanding and unexercised awards.

     SARs. On March 19, 2010 and March 20, 2009, respectively, 24,101 and 129,722 Stock Appreciation Rights ("SARs") were granted to certain financial professionals of AXA Financial subsidiaries, each with a 4-year cliff-vesting schedule. These 2010 and 2009 awards entitle the holder to a cash payment equal to any appreciation in the value of the AXA ordinary share over 15.43 Euros and 10.00 Euros, respectively as of the date of exercise. At December 31, 2010, 384,330 SARs were outstanding, having weighted average remaining contractual term of 6.5 years. The accrued value of SARs at December 31, 2010 and 2009 was $236,114 and $1 million, respectively, and recorded as liabilities in the consolidated balance sheets. For 2010, 2009 and 2008, the Company recorded compensation expense for SARs of $(865,661), $731,835 and $(2) million, respectively, reflecting the impact in those periods of the changes in their fair values as determined by applying the Black Scholes-Merton formula and assumptions used to price employee stock option awards.

     AXA Shareplan. In 2010, eligible employees and financial professionals of participating AXA Financial subsidiaries were offered the opportunity to purchase newly issued AXA stock, subject to plan limits, under the terms of AXA Shareplan 2010. Similar to the AXA Shareplan programs previously offered in 2001 through 2009, the plan offered two investment alternatives that, with limited exceptions, restrict sale or transfer of the purchased shares for a period of five years. The U.S. dollar purchase price was determined by applying the U.S. dollar/Euro forward exchange rate on October 27, 2010 to the discounted formula subscription price in Euros. "Investment Option A" permitted participants to purchase AXA ordinary shares at a 20% formula discounted price of $14.60 per share. "Investment Option B" permitted participants to purchase AXA ordinary shares at a 16.71% formula discounted price of $15.20 per share on a leveraged basis with a guaranteed return of initial investment plus 70% of any appreciation in the undiscounted value of the total shares purchased. The Company recognized compensation expense of $17 million in 2010, $7 million in 2009 and $1 million in 2008 in connection with each respective year's offering of AXA Shareplan, representing the aggregate discount provided to participants for their purchase of AXA stock under each of those plans, as adjusted for the post-vesting, five-year holding period. Participants in AXA Shareplans 2010, 2009 and 2008 primarily invested under

     Investment Option B for the purchase of approximately 8 million, 6 million and 7 million AXA ordinary shares, respectively.

     AXA Miles Program. On July 1, 2007, under the terms of the AXA Miles Program 2007, the AXA Management Board granted 50 AXA Miles to every employee and eligible financial professional of AXA Group for the purpose of enhancing long-term employee-shareholder engagement. Each AXA Mile represents the right to receive one unrestricted AXA ordinary share on July 1, 2011, conditional only upon continued employment with AXA at the close of the four-year cliff-vesting period with exceptions for retirement, death, and disability. The grant date fair value of approximately 449,400 AXA Miles awarded to employees and financial professionals of AXA Financial's subsidiaries was approximately $19 million, measured as the market equivalent of a vested AXA ordinary share. Beginning on July 1, 2007, the total fair value of this award, net of expected forfeitures, has been expensed over the shorter of the vesting term or to the date at which the participant becomes retirement eligible. For 2010, 2009 and 2008, respectively, the Company recognized compensation expense of approximately $2 million, $2 million and $2 million in respect of this grant of AXA Miles. Provided certain performance targets are achieved, an additional allocation of 50 AXA Miles per employee and eligible financial professional will be considered for future award under terms then-to-be-determined and approved by the AXA Management Board.

     Stock Purchase Plans. On September 30, 2010, AXA Financial announced the rollout of a new stock purchase plan that offers eligible employees and financial professionals the opportunity to receive a 10% match on AXA ordinary share purchases. The first purchase date was November 11, 2010, after which purchases generally will be scheduled to occur at the end of each calendar quarter. The number of AXA ordinary shares reserved for purchase under the plan is 30,000,000.

14)  NET INVESTMENT INCOME (LOSS) AND INVESTMENT GAINS (LOSSES), NET


     The following table breaks out Net investment income (loss) by asset category:

                                                               2010               2009               2008
                                                          ----------------   ----------------  -----------------
                                                                              (IN MILLIONS)
       Fixed maturities..................................  $   1,616          $   1,582         $    1,669
       Mortgage loans on real estate.....................        231                231                252
       Equity real estate................................         20                  6                 12
       Other equity investments..........................        111                (68)              (111)
       Policy loans......................................        234                238                251
       Short-term investments............................         11                 21                 31
       Derivative investments............................       (284)            (3,079)             7,302
       Broker-dealer related receivables.................         12                 15                 65
       Trading securities................................         49                137               (344)
       Other investment income...........................         36                 14                 28
                                                          ----------------   ----------------  -----------------

         Gross investment income (loss)..................      2,036               (903)             9,155

       Investment expenses...............................        (56)               (73)               (65)
       Interest expense..................................         (4)                (4)               (36)
                                                          ----------------   ----------------  -----------------

       Net Investment Income (Loss)......................  $   1,976          $    (980)        $    9,054
                                                          ================   ================  =================

     For 2010, 2009 and 2008, respectively, Net investment income (loss) from derivatives included $(968) million, $(1,769) million and $6,623 million of realized gains (losses) on contracts closed during those periods and $684 million, $(1,310) million and $679 million of unrealized gains (losses) on derivative positions at each respective year end.

     Investment gains (losses), net including changes in the valuation allowances, are as follows:

                                                               2010               2009               2008
                                                          ----------------   ----------------  -----------------
                                                                              (IN MILLIONS)
       Fixed maturities..................................  $     (200)        $       (2)       $      (367)
       Mortgage loans on real estate.....................         (18)                 -                  2
       Equity real estate................................           -                  -                 (2)
       Other equity investments..........................          34                 53                 12
       Other(1)  ........................................           -                  3                 16
                                                          ----------------   ----------------  -----------------
       Investment Gains (Losses), Net....................  $     (184)        $       54        $      (339)
                                                          ================   ================  =================

    (1) In 2008, AllianceBernstein issued units to its employees under long-term incentive plans. As a result of these transactions, the Company recorded non-cash realized gains of $10 million for 2008. In 2009, the FASB issued new guidance in which a gain or loss will be recognized only when an entity loses control and deconsolidates a subsidiary. As a result, in 2010 and 2009, no gain or loss was recorded on these transactions.

     There were no writedowns of mortgage loans on real estate and of equity real estate in 2010, 2009 and 2008.

     For 2010, 2009 and 2008, respectively, proceeds received on sales of fixed maturities classified as AFS amounted to $840 million, $2,901 million and $324 million. Gross gains of $28 million, $320 million and $3 million and gross losses of $16 million, $128 million and $95 million were realized on these sales in 2010, 2009 and 2008, respectively. The change in unrealized investment gains (losses) related to fixed maturities classified as AFS for 2010, 2009 and 2008 amounted to $903 million, $2,353 million and $(2,526)
     million, respectively.

     For 2010, 2009 and 2008, respectively, investment results passed through to certain participating group annuity contracts as interest credited to policyholders' account balances totaled $31 million, $40 million and $48 million.

     Changes in unrealized gains (losses) reflect changes in fair value of only those fixed maturities and equity securities classified as AFS and do not reflect any changes in fair value of policyholders' account balances and future policy benefits.

     The net unrealized investment gains (losses) included in the consolidated balance sheets as a component of AOCI and the changes for the corresponding years, follow:

                                                               2010               2009               2008
                                                          ----------------   ----------------  -----------------
                                                                              (IN MILLIONS)
       Balance, attributable to AXA Equitable,
         beginning of year............................... $      (68)        $   (1,271)       $       104
       Changes in unrealized investment gains
         (losses) on investments.........................        835              2,494             (2,609)
       Impact of unrealized investment gains (losses)
         attributable to:
           Participating group annuity contracts,
                Closed Block policyholder dividend
                obligation and other.....................        (68)                58               (164)
           DAC...........................................       (110)              (578)               582
           Deferred income tax (expense) benefit.........       (217)              (705)               746
                                                          ----------------   ----------------  -----------------
       Total    .........................................        372                 (2)            (1,341)
       Less: Changes in unrealized investment (gains)
         losses attributable to noncontrolling interest..          7                (66)                70
                                                          ----------------   ----------------  -----------------
       Balance, Attributable to AXA Equitable,            $      379         $      (68)       $    (1,271)
         End of Year.....................................
                                                          ================   ================  =================

       Balance, end of year comprises:
         Unrealized investment gains (losses) on:
           Fixed maturities.............................. $      875         $       33        $    (2,450)
           Other equity investments......................          2                  9                 (2)
                                                          ----------------   ----------------  -----------------
             Total.......................................        877                 42             (2,452)
         Impact of unrealized investment gains (losses)
           attributable to:
           Participating group annuity contracts,
                Closed Block policyholder dividend
                obligation and other.....................       (139)               (71)              (129)
           DAC...........................................       (133)               (23)               555
           Deferred income tax (expense) benefit ........       (218)                (1)               704
                                                          ----------------   ----------------  -----------------
       Total.............................................        387                (53)            (1,322)
       Less: (Income) loss attributable to
         noncontrolling interest.........................         (8)               (15)                51
                                                          ----------------   ----------------  -----------------
       Balance, Attributable to AXA Equitable,            $      379         $      (68)       $    (1,271)
         End of Year.....................................
                                                          ================   ================  =================

15)  INCOME TAXES

     A summary of the income tax (expense) benefit in the consolidated statements of earnings (loss) follows:

                                                               2010               2009               2008
                                                          ----------------   ----------------  -----------------
                                                                              (IN MILLIONS)
       Income tax (expense) benefit:
         Current (expense) benefit.......................  $      (34)        $       81        $       320
         Deferred (expense) benefit......................        (673)             1,191             (2,011)
                                                          ----------------   ----------------  -----------------
       Total.............................................  $     (707)        $    1,272        $    (1,691)
                                                          ================   ================  =================

     The Federal income taxes attributable to consolidated operations are different from the amounts determined by multiplying the earnings before income taxes and minority interest by the expected Federal income tax rate of 35%. The sources of the difference and their tax effects are as follows:

                                                               2010               2009               2008
                                                          ----------------   ----------------  -----------------
                                                                              (IN MILLIONS)
       Expected income tax (expense) benefit ............  $   (1,055)        $    1,078        $    (1,885)
       Noncontrolling interest...........................          66                105                132
       Separate Accounts investment activity.............          53                 72                 67
       Non-taxable investment income (loss) .............          15                 27                (26)
       Adjustment of tax audit reserves..................         (13)                 7                (10)
       State income taxes................................          (5)               (12)               (21)
       AllianceBernstein Federal and foreign taxes.......          (3)                (6)                53
       Tax settlement....................................          99                  -                  -
       ACMC conversion...................................         135                  -                  -
       Other     ........................................           1                  1                 (1)
                                                          ----------------   ----------------  -----------------
       Income tax (expense) benefit......................  $     (707)        $    1,272        $    (1,691)
                                                          ================   ================  =================

     AXA Equitable recognized a tax benefit in 2010 of $99 million related to the settlement with the Appeals Office of the Internal Revenue Service ("IRS") of issues for the 1997-2003 tax years.

     Due to the conversion of ACMC, Inc. from a corporation to a limited liability company in 2010, AXA Equitable recognized a tax benefit of $135 million primarily related to the release of state deferred taxes.

     On August 16, 2007, the IRS issued Revenue Ruling 2007-54 that purported to change accepted industry and IRS interpretations of the statutes governing the computation of the Separate Account dividends received deduction ("DRD"). This ruling was suspended on September 25, 2007 in Revenue Ruling 2007-61, and the U.S. Department of the Treasury (the "Treasury") indicated that it would address the computational issues in a regulation project. The Treasury 2010-2011 Priority Guidance Plan includes an item for guidance with respect to the calculation of the Separate Account dividend received deduction. Any regulations that the Treasury ultimately proposes for issuance in this area will be subject to public notice and comment, at which time insurance companies and other members of the public will have the opportunity to raise legal and practical questions about the content, scope and application of such regulations. The ultimate timing and substance of any such regulations are unknown, but they could result in the elimination or reduction of the Separate Account DRD tax benefit that the Company receives.

     The components of the net deferred income taxes are as follows:

                                                        DECEMBER 31, 2010                 December 31, 2009
                                                 --------------------------------  --------------------------------
                                                     ASSETS        LIABILITIES         Assets        Liabilities
                                                 ---------------  ---------------  ---------------  ---------------
                                                                           (IN MILLIONS)
       Compensation and related benefits.......   $      229       $        -       $      438       $       -
       Reserves and reinsurance................            -              977                -             879
       DAC.....................................            -            2,610                -           2,307
       Unrealized investment gains or losses...                           259               40               -
       Investments.............................            -              800                -             585
       Alternative minimum tax credits.........          241                -                -               -
       Other...................................          108                -               67               -
                                                 ---------------  ---------------  ---------------  ---------------
       Total...................................   $      578       $    4,646       $      545       $   3,771
                                                 ===============  ===============  ===============  ===============

     The Company provides income taxes on the undistributed earnings of non-U.S. corporate subsidiaries except to the extent that such earnings are permanently invested outside the United States. As of December 31, 2010, $206 million of accumulated undistributed earnings of non-U.S. corporate subsidiaries were permanently invested. At existing applicable income tax rates, additional taxes of approximately $74 million would need to be provided if such earnings were remitted.

     At December 31, 2010, the total amount of unrecognized tax benefits was $525 million, of which $510 million would affect the effective rate and $15 million was temporary in nature. At December 31, 2009, the total amount of unrecognized tax benefits was $658 million, of which $483 million would affect the effective rate and $175 million was temporary in nature.

     The Company recognizes accrued interest and penalties related to unrecognized tax benefits in tax expense. Interest and penalties included in the amounts of unrecognized tax benefits at December 31, 2010 and 2009 were $91 million and $81 million, respectively. For 2010, 2009 and 2008, respectively, there were $10 million, $4 million and $9 million in interest expense related to unrecognized tax benefits.

     A reconciliation of unrecognized tax benefits (excluding interest and penalties) follows:

                                                                 2010              2009              2008
                                                            -------------     -------------     -------------
                                                                                (IN MILLIONS)
       Balance at January 1.............................    $         577     $         477     $         376
       Additions for tax positions of prior years.......              168               155                97
       Reductions for tax positions of prior years......             (266)              (50)               (5)
       Additions for tax positions of current year......                1                 1                 1
       Reductions for tax positions of current year.....                -                 -                 -
       Settlements with tax authorities.................              (46)               (6)                8
                                                            -------------     -------------     -------------
       Balance, December 31.............................    $         434     $         577     $         477
                                                            =============     =============     =============

     IRS examinations of the AXA Equitable Federal income tax returns for 2004 and 2005 are expected to be completed during 2011. It is reasonably possible that the total amounts of unrecognized tax benefits will change within the next 12 months due to the completion of the AXA Equitable 2004 and 2005 examinations and the addition of new issues for open tax years. The possible change in the amount of unrecognized tax benefits cannot be estimated at this time.

16)  DISCONTINUED OPERATIONS

     The Company's discontinued operations include: equity real estate held-for-sale; disposals of businesses; and, through December 31, 2009, Wind-up Annuities. No real estate was held for sale at December 31, 2010 and 2009. The following tables reconcile the Earnings (loss) from discontinued operations, net of income taxes and Gains (losses) on disposal of discontinued operations, net of income taxes to the amounts reflected in the consolidated statements of earnings (loss) for the years ended December 31, 2009 and 2008:

                                                                       2010          2009           2008
                                                                    ------------  ------------  -------------
                                                                                 (IN MILLIONS)
       EARNINGS (LOSS) FROM DISCONTINUED OPERATIONS,
          NET OF INCOME TAXES:
       Wind-up Annuities...........................................  $     -       $    (9)      $   (28)
       Real estate held-for-sale...................................        -            12            23
                                                                    ------------  ------------  -------------
       Total  .....................................................  $     -       $     3       $    (5)
                                                                    ============  ============  =============

       GAINS (LOSSES) ON DISPOSAL OF DISCONTINUED OPERATIONS,
          NET OF INCOME TAXES:
       Real estate held-for-sale...................................  $     -       $     -       $     6
                                                                    ------------  ------------  -------------
       Total.......................................................  $     -       $     -       $     6
                                                                    ============  ============  =============

     During second quarter 2009, an equity real estate property jointly owned by Wind-up Annuities and AXA Equitable's continuing operations was sold to a wholly owned subsidiary of AXA Financial. Wind-up Annuities recorded book value at the date of sale was of $124 million. Proceeds on the sale that were received by Wind-up Annuities' were $320 million. In connection with the sale, Wind-up Annuities acquired a $150 million mortgage from the affiliate on the property sold and a $50 million interest in another equity real estate property from continuing operations.

     Disposal of Businesses
     ----------------------

     In accordance with their October 2006 agreement, during 2007, AXA Financial and its subsidiaries, AXA Equitable, Enterprise Capital Management, Inc. ("Enterprise") and Enterprise Fund Distributors, Inc., ("EFD") transferred to Goldman Sachs Asset Management L.P. ("GSAM") assets of the business of serving as sponsor of and investment manager to 27 of the 31 funds of AXA Enterprise Multimanager Funds Trust, AXA Enterprise Funds Trust and The Enterprise Group of Funds, Inc. (collectively, the "AXA Enterprise Funds") and completed the reorganization of such funds to corresponding mutual funds managed by GSAM. In 2008, AXA Financial completed the reorganization and/or liquidation of the remaining four retail mutual funds in AXA Enterprise Funds of the remaining funds which together had approximately $662 million in assets under management as of December 31, 2007. As a result of management's disposition plan, AXA Enterprise Funds advisory and distribution and investment management contracts and operations were reported as Discontinued Operations. Proceeds received in 2008 on the disposition of the AXA Enterprise Funds totaled $3 million.

17)  ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS)

     AOCI represents cumulative gains (losses) on items that are not reflected in earnings (loss). The balances for the past three years follow:

                                                                              DECEMBER 31,
                                                          ------------------------------------------------------
                                                               2010               2009               2008
                                                          ----------------   ----------------  -----------------
                                                                              (IN MILLIONS)
       Unrealized gains (losses) on investments.......... $      387         $        9        $    (1,322)
       Defined benefit pensions plans....................     (1,008)              (968)              (965)
       Impact of implementing new accounting guidance,
         net of taxes....................................          -                (62)                 -
                                                          ----------------   ----------------  -----------------
       Total accumulated other comprehensive
         income (loss)...................................       (621)            (1,021)            (2,287)
       Less: Accumulated other comprehensive (income) loss
         attributable to noncontrolling interest.........         (8)               (15)                51
                                                          ----------------   ----------------  -----------------
       Accumulated Other Comprehensive Income (Loss)      $     (629)        $   (1,036)       $    (2,236)
         Attributable to AXA Equitable...................
                                                          ================   ================  =================

     The components of OCI for the past three years follow:


                                                               2010               2009               2008
                                                          ----------------   ----------------  -----------------
                                                                              (IN MILLIONS)
       Net unrealized gains (losses) on investments:
         Net unrealized gains (losses) arising during
           the year...................................... $      646         $    2,558        $    (2,972)
         (Gains) losses reclassified into net
           earnings (loss) during the year...............        189                 (2)               363
                                                          ----------------   ----------------  -----------------
       Net unrealized gains (losses) on investments......        835              2,556             (2,609)
       Adjustments for policyholders liabilities,
           DAC and deferred income taxes.................       (395)            (1,225)             1,164
                                                          ----------------   ----------------  -----------------
       Change in unrealized gains (losses), net of               440              1,331             (1,445)
           adjustments...................................
       Change in defined benefits pension plans..........        (40)                (3)              (593)
                                                          ----------------   ----------------  -----------------
       Total other comprehensive income (loss),                  400              1,328             (2,038)
         net of income taxes.............................
       Less: Other comprehensive (income) loss
         attributable to noncontrolling interest.........          7                (66)                70
                                                          ----------------   ----------------  -----------------
       Other Comprehensive Income (Loss)                  $      407         $    1,262        $    (1,968)
         Attributable to AXA Equitable...................
                                                          ================   ================  =================


18)  COMMITMENTS AND CONTINGENT LIABILITIES

     Debt Maturities
     ---------------

     At December 31, 2010, aggregate maturities of the long-term debt, including any current portion of long-term debt, based on required principal payments at maturity, were $0 million for 2011, 2012, 2013 and 2014, $200 million for 2015 and $0 million thereafter.

     Leases
     ------

     The Company has entered into operating leases for office space and certain other assets, principally information technology equipment and office furniture and equipment. Future minimum payments under non-cancelable operating leases for 2011 and the four successive years are $212 million, $218 million, $225 million, $219 million, $211 million and $1,827 million thereafter. Minimum future sublease rental income on these non-cancelable operating leases for

     2011 and the four successive years is $9 million, $13 million, $14 million, $14 million, $14 million and $57 million thereafter.

     Restructuring
     -------------

     As part of the Company's on-going efforts to reduce costs and operate more efficiently, from time to time, management has approved and initiated plans to reduce headcount and relocate certain operations. The restructuring costs and liabilities associated with the Company's initiatives were as follows:

                                                                               DECEMBER 31,
                                                          -------------------------------------------------------
                                                                2010               2009              2008
                                                          -----------------  ----------------- ------------------
                                                                              (IN MILLIONS)
       Balance, beginning of year........................  $       20        $       60         $       31
       Additions  .......................................          90                79                 68
       Cash payments ....................................         (94)             (112)               (34)
       Other reductions..................................          (5)               (7)                (5)
                                                          -----------------  ----------------- ------------------
       Balance, End of Year .............................  $       11        $       20         $       60
                                                          =================  ================= ==================

     During 2010, AllianceBernstein performed a comprehensive review of its real estate requirements in connection with their workforce reductions commencing in 2008. As a result, AllianceBernstein recorded a pre-tax charge of $102 million in 2010 that reflected the net present value of the difference between the amount of AllianceBernstein's on-going contractual operating lease obligations for this space and their estimate of current market rental rates, as well as the write-off of leasehold improvements, furniture and equipment related to this space.

     Guarantees and Other Commitments
     --------------------------------

     The Company provides certain guarantees or commitments to affiliates, investors and others. At December 31, 2010, these arrangements include commitments by the Company to provide equity financing of $497 million to certain limited partnerships under certain conditions. Management believes the Company will not incur material losses as a result of these commitments.

     AXA Equitable is the obligor under certain structured settlement agreements it had entered into with unaffiliated insurance companies and beneficiaries. To satisfy its obligations under these agreements, AXA Equitable owns single premium annuities issued by previously wholly owned life insurance subsidiaries. AXA Equitable has directed payment under these annuities to be made directly to the beneficiaries under the structured settlement agreements. A contingent liability exists with respect to these agreements should the previously wholly owned subsidiaries be unable to meet their obligations. Management believes the need for AXA Equitable to satisfy those obligations is remote.

     The Company had $59 million of undrawn letters of credit related to reinsurance at December 31, 2010. AXA Equitable had $178 million of commitments under existing mortgage loan agreements at December 31, 2010.

     The Insurance Group has implemented capital management actions to mitigate statutory reserve strain for certain level term and UL policies with secondary guarantees and GMDB and GMIB riders on the Accumulator(R) products sold on or after January 1, 2006 and in-force at September 30, 2008 through reinsurance transactions with AXA Bermuda, a wholly-owned subsidiary of AXA Financial.

     AXA Equitable, U.S. Financial Life Insurance Company ("USFL") and MLOA receive statutory reserve credits for reinsurance treaties with AXA Bermuda to the extent AXA Bermuda holds assets in an irrevocable trust ($5,462 million) and/or letters of credit ($2,135 million). Under the reinsurance transactions, AXA Bermuda is permitted to transfer assets from the Trust under certain circumstances. The level of statutory reserves held by AXA Bermuda fluctuate based on market movements, mortality experience and policyholder behavior. Increasing reserve requirements may necessitate that additional assets be placed in trust and/or securing additional letters of credit, which could adversely impact our liquidity.

     In addition, AXA Bermuda utilizes derivative instruments as well as repurchase agreement transactions that are collectively managed in an effort to reduce the economic impact of unfavorable changes to GMDB and GMIB reserves. The use of such instruments are accompanied by agreements which specify the circumstances under which the parties are required to pledge collateral related to the decline in the estimated fair value of specified instruments. Moreover, under the terms of a majority of the transactions, payments to counterparties related to the change in fair value of the instruments may be required. The amount of collateral pledged and the amount of payments required to be made pursuant to such transactions may increase under certain circumstances, which could adversely impact AXA Bermuda's liquidity.

     In February 2002, AllianceBernstein signed a $125 million agreement with a commercial bank under which it guaranteed certain obligations of SCBL incurred in the ordinary course of its business in the event SCBL is unable to meet these obligations.

     In December 2010, AllianceBernstein executed a guarantee in connection with the $1,000 million 2010 AB Credit Facility. If SCB LLC is unable to meet its obligations, AllianceBernstein will pay the obligations when due or on demand.

     During 2010, AllianceBernstein executed three additional agreements with commercial banks, under which AllianceBernstein guaranteed $503 million of obligations in the ordinary course of business of SCBL. In the event SCBL is unable to meet its obligations, AllianceBernstein will pay the obligations when due.

     During 2010, AllianceBernstein was not required to perform under these agreements and at December 31, 2010 had no liability outstanding in connection with these agreements.

19)  LITIGATION

     INSURANCE LITIGATION

     A putative class action entitled Eagan et al. v. AXA Equitable Life Insurance Company was filed in the District Court for the Central District of California in December 2006 against AXA Equitable as plan sponsor and fiduciary for an ERISA retiree health plan. The action was brought by two plan participants on behalf of all past and present employees and agents who received retiree medical benefits from AXA Equitable at any time after January 1, 2004, or who will receive such benefits in 2006 or later, excluding certain retired agents. Plaintiffs allege that AXA Equitable's adoption of a revised version of its retiree health plan in 1993 (the "1993 Plan") was not authorized or effective. Plaintiffs contend that AXA Equitable has therefore breached the retiree health plan by imposing the terms of the 1993 Plan on plaintiffs and other retirees. Plaintiffs allege that, even if the 1993 Plan is controlling, AXA Equitable has violated the terms of the retiree health plan by imposing health care costs and coverages on plaintiffs and other retirees that are not authorized under the 1993 Plan. Plaintiffs also allege that AXA Equitable breached fiduciary duties owed to plaintiffs and retirees by allegedly misrepresenting and failing to disclose information to them. The plaintiffs seek compensatory damages, restitution and injunctive relief prohibiting AXA Equitable from violating the terms of the applicable plan, together with interest and attorneys' fees. In December 2010, the Court granted preliminary approval of a settlement between the parties and notices were sent to the class members.

     ALLIANCEBERNSTEIN LITIGATION

     Market Timing-Related Matters
     -----------------------------

     In October 2003, a purported class action complaint entitled Hindo, et al.
     v. AllianceBernstein Growth & Income Fund, et al. ("Hindo Complaint") was filed against AllianceBernstein, AB Holding, AllianceBernstein Corporation, AXA Financial, certain investment company funds (the "U.S. Funds") distributed by AllianceBernstein Investments, Inc., a wholly-owned subsidiary of AllianceBernstein, the registrants and issuers of those funds, certain officers of AllianceBernstein (the "AllianceBernstein defendants"), and certain other unaffiliated defendants, as well as unnamed Doe defendants. The Hindo Complaint alleges that certain defendants failed to disclose that they improperly allowed certain hedge funds and other unidentified parties to engage in "late trading" and "market timing" of U.S. Fund securities, violating various securities laws.

     Following October 2003, additional lawsuits making factual allegations generally similar to those in the Hindo Complaint were filed in various Federal and state courts against AllianceBernstein and certain other defendants. On September 29, 2004, plaintiffs filed consolidated amended complaints with respect to four claim types: mutual fund shareholder claims; mutual fund derivative claims; derivative claims brought on behalf of AllianceBernstein Holding; and claims brought under ERISA by participants in the Profit Sharing Plan for Employees of AllianceBernstein.

     On April 21, 2006, AllianceBernstein and attorneys for the plaintiffs in the mutual fund shareholder claims, mutual fund derivative claims, and ERISA claims entered into a confidential memorandum of understanding containing their agreement to settle these claims. The agreement was documented by a stipulation of settlement which has been approved by the court. The settlement amount ($30 million), which AllianceBernstein previously expensed and disclosed, has been disbursed. The derivative claims brought on behalf of AB Holding, in which plaintiffs seek an unspecified amount of damages, remain pending.

                      ___________________________________

     Although the outcome of litigation generally cannot be predicted with certainty, management intends to vigorously defend against the allegations made by the plaintiffs in the actions described above and believes that the ultimate resolution of the litigations described above involving AXA Equitable and/or its subsidiaries should not have a material adverse effect on the consolidated financial position of the Company. Management cannot make an estimate of loss, if any, or predict whether or not any of the litigations described above will have a material adverse effect on the Company's consolidated results of operations in any particular period.

     In addition to the matters described above, a number of lawsuits have been filed against life and health insurers in the jurisdictions in which AXA Equitable and its respective insurance subsidiaries do business involving insurers' sales practices, alleged agent misconduct, alleged failure to properly supervise agents, contract administration and other matters. Some of the lawsuits have resulted in the award of substantial judgments against other insurers, including material amounts of punitive damages, or in substantial settlements. In some states, juries have substantial discretion in awarding punitive damages. AXA Equitable and AXA Life, like other life and health insurers, from time to time are involved in such litigations. Some of these actions and proceedings filed against AXA Equitable and its subsidiaries have been brought on behalf of various alleged classes of claimants and certain of these claimants seek damages of unspecified amounts. While the ultimate outcome of such matters cannot be predicted with certainty, in the opinion of management no such matter is likely to have a material adverse effect on the Company's consolidated financial position or results of operations. However, it should be noted that the frequency of large damage awards, including large punitive damage awards that bear little or no relation to actual economic damages incurred by plaintiffs in some jurisdictions, continues to create the potential for an unpredictable judgment in any given matter.

20)  INSURANCE GROUP STATUTORY FINANCIAL INFORMATION

     AXA Equitable is restricted as to the amounts it may pay as dividends to AXA Financial. Under the applicable states' insurance law, a domestic life insurer may, without prior approval of the Superintendent, pay a dividend to its shareholders not exceeding an amount calculated based on a statutory formula. This formula would permit AXA Equitable to pay shareholder dividends not greater than $380 million during 2011. Payment of dividends exceeding this amount requires the insurer to file notice of its intent to declare such dividends with the Superintendent who then has 30 days to disapprove the distribution. For 2010, 2009 and 2008, the Insurance Group's statutory net income (loss) totaled $(510) million, $1,783 million and $(1,075) million, respectively. Statutory surplus, capital stock and Asset Valuation Reserve ("AVR") totaled $4,232 million and $3,838 million at December 31, 2010 and 2009, respectively. In 2010, AXA Equitable paid $300 million in shareholder dividends; no dividends were paid in 2009 and 2008.

     At December 31, 2010, AXA Equitable, in accordance with various government and state regulations, had $89 million of securities on deposit with such government or state agencies.

     In fourth quarter 2008, AXA Equitable issued two $500 million surplus notes to AXA Financial. The notes, both of which mature on December 1, 2018, have a fixed interest rate of 7.1%. The accrual and payment of interest expense and the payment of principal related to surplus notes require approval from the New York State Insurance Department ("the NYID"). Interest expense in 2011 will approximate $71 million.

     At December 31, 2010 and for the year then ended, there were no differences in net income (loss) and capital and surplus resulting from practices prescribed and permitted by NYID and those prescribed by NAIC Accounting Practices and Procedures effective at December 31, 2010.

     Accounting practices used to prepare statutory financial statements for regulatory filings of stock life insurance companies differ in certain instances from U.S. GAAP. The differences between statutory surplus and capital stock determined in accordance with Statutory Accounting Principles ("SAP") and total equity under U.S. GAAP are primarily: (a) the inclusion in SAP of an AVR intended to stabilize surplus from fluctuations in the value of the investment portfolio; (b) future policy benefits and policyholders' account balances under SAP differ from U.S. GAAP due to differences between actuarial assumptions and reserving methodologies; (c) certain policy acquisition costs are expensed under SAP but deferred under U.S. GAAP and amortized over future periods to achieve a matching of revenues and expenses; (d) under SAP, Federal income taxes are provided on the basis of amounts currently payable with limited recognition of deferred tax assets while under U.S. GAAP, deferred taxes are recorded for temporary differences between the financial statements and tax basis of assets and liabilities where the probability of realization is reasonably assured; (e) the valuation of assets under SAP and U.S. GAAP differ due to different investment valuation and depreciation methodologies, as well as the deferral of interest-related realized capital gains and losses on fixed income investments; (f) the valuation of the investment in AllianceBernstein and AllianceBernstein Holding under SAP reflects a portion of the market value appreciation rather than the equity in the underlying net assets as required under U.S. GAAP; (g) the provision for future losses of the discontinued Wind-Up Annuities business is only required under U.S. GAAP; (h) reporting the surplus notes as a component of surplus in SAP but as a liability in U.S. GAAP; (i) computer software development costs are capitalized under U.S. GAAP but expensed under SAP;
     (j) certain assets, primarily pre-paid assets, are not admissible under SAP but are admissible under U.S. GAAP and (k) the fair valuing of all acquired assets and liabilities including intangible assets are required for U.S. GAAP purchase accounting.

     The following tables reconcile the Insurance Group's statutory change in surplus and capital stock and statutory surplus and capital stock determined in accordance with accounting practices prescribed by NYID laws and regulations with net earnings (loss) and equity on a U.S. GAAP basis.

                                                                              DECEMBER 31,
                                                          ------------------------------------------------------
                                                               2010               2009               2008
                                                          ----------------   ----------------  -----------------
                                                                              (IN MILLIONS)
       Net change in statutory surplus and
         capital stock................................... $      685         $      (39)       $    (3,414)
       Change in AVR.....................................       (291)               289               (809)
                                                          ----------------   ----------------  -----------------
       Net change in statutory surplus, capital stock
         and AVR.........................................        394                250             (4,223)
       Adjustments:
         Future policy benefits and policyholders'
           account balances..............................        (61)            (5,995)                 3
         DAC.............................................        747                860             (2,090)
         Deferred income taxes...........................     (1,006)             1,167             (4,116)
         Valuation of investments........................        145               (659)             3,695
         Valuation of investment subsidiary..............        366               (579)             5,046
         Change in fair value of
           reinsurance contracts.........................      2,350             (2,566)             1,567
         Pension adjustment..............................         56                 17              1,390
         Premiums and benefits ceded to AXA Bermuda......     (1,099)             5,541              2,847
         Issuance of surplus notes.......................          -                  -             (1,000)
         Shareholder dividends paid......................        300                  -                  -
         Changes in non-admitted assets..................        (64)                29                137
         Other, net......................................        (55)               (33)               (13)
         U.S. GAAP adjustments for Wind-up Annuities ....          -               (195)               (17)
                                                          ----------------   ----------------  -----------------
       U.S. GAAP Net Earnings (Loss)
          Attributable to AXA Equitable.................. $    2,073         $   (2,163)       $     3,226
                                                          ================   ================  =================

                                                                               DECEMBER 31,
                                                          -------------------------------------------------------
                                                               2010               2009               2008
                                                          ----------------   ----------------  ------------------
                                                                              (IN MILLIONS)
       Statutory surplus and capital stock............... $    3,801         $    3,116        $     3,155
       AVR...............................................        431                722                433
                                                          ----------------   ----------------  ------------------
       Statutory surplus, capital stock and AVR..........      4,232              3,838              3,588
       Adjustments:
         Future policy benefits and policyholders'
           account balances..............................     (2,015)            (1,464)            (1,487)
         DAC.............................................      8,383              7,745              7,482
         Deferred income taxes...........................     (4,775)            (3,705)            (4,585)
         Valuation of investments........................      1,658                673             (2,312)
         Valuation of investment subsidiary..............       (657)            (1,019)               588
         Fair value of reinsurance contracts.............      4,606              2,256              4,822
         Deferred cost of insurance ceded
           to AXA Bermuda................................      2,904              3,178              3,496
         Non-admitted assets.............................        761              1,036              1,144
         Issuance of surplus notes.......................     (1,525)            (1,525)            (1,525)
         Other, net......................................       (521)              (152)               140
         U.S. GAAP adjustments for Wind-up Annuities.....          -                  -                 12
                                                          ----------------   ----------------  ------------------
       U.S. GAAP Total Equity
           Attributable to AXA Equitable................. $   13,051         $   10,861        $    11,363
                                                          ================   ================  ==================

21)  BUSINESS SEGMENT INFORMATION

     The following tables reconcile segment revenues and earnings (loss) from continuing operations before income taxes to total revenues and earnings
     (loss) as reported on the consolidated statements of earnings (loss) and segment assets to total assets on the consolidated balance sheets, respectively.

                                                                2010              2009               2008
                                                          -----------------  ----------------  -----------------
                                                                              (IN MILLIONS)
       SEGMENT REVENUES:
       Insurance........................................   $     8,511        $       336       $    15,075
       Investment Management (1)........................         2,959              2,942             3,543
       Consolidation/elimination........................           (29)               (36)              (76)
                                                          -----------------  ----------------  -----------------
       Total Revenues...................................   $    11,441        $     3,242       $    18,542
                                                          =================  ================  =================

         (1) Intersegment investment advisory and other fees of approximately $62 million, $56 million and $93 million for 2010, 2009 and 2008, respectively, are included in total revenues of the Investment Management segment.

                                                                2010              2009               2008
                                                          -----------------  ----------------  -----------------
                                                                              (IN MILLIONS)
       SEGMENT EARNINGS (LOSS) FROM CONTINUING
          OPERATIONS, BEFORE INCOME TAXES:
       Insurance........................................   $     2,613       $    (3,666)       $     4,454
       Investment Management (2)........................           400               589                932
       Consolidation/elimination........................             2                (2)                 -
                                                          -----------------  ----------------  -----------------
       Total Earnings (Loss) from Continuing Operations,
          before Income Taxes...........................   $     3,015       $    (3,079)       $     5,386
                                                          =================  ================  =================

         (2)   Net of interest expenses incurred on securities borrowed.

                                                                                  DECEMBER 31,
                                                                  ----------------------------------------------
                                                                          2010                    2009
                                                                  ---------------------   ----------------------
                                                                                 (IN MILLIONS)
       SEGMENT ASSETS:
       Insurance........................................           $    152,032             $    139,151
       Investment Management............................                 11,136                   10,771
       Consolidation/elimination........................                    (12)                     (18)
                                                                  ---------------------   ----------------------
       Total Assets.....................................           $    163,156             $    149,904
                                                                  =====================   ======================

     In accordance with SEC regulations, securities with a fair value of $1,085 million and $948 million have been segregated in a special reserve bank custody account at December 31, 2010 and 2009, respectively, for the exclusive benefit of securities broker-dealer or brokerage customers under Rule 15c3-3 of the Securities Exchange Act of 1934, as amended (the "Exchange Act").

22)  QUARTERLY RESULTS OF OPERATIONS (UNAUDITED)

     The quarterly results of operations for 2010 and 2009 are summarized below:

                                                                  THREE MONTHS ENDED
                                      ---------------------------------------------------------------------------
                                         MARCH 31           JUNE 30          SEPTEMBER 30         DECEMBER 31
                                      ----------------  -----------------  ------------------  ------------------
                                                                     (IN MILLIONS)
       2010
       ----
       Total Revenues...............  $     2,133       $      5,387       $     5,115         $     (1,194)
                                      ================  =================  ==================  ==================

       Earnings (Loss) from
         Continuing Operations,
         Net of Income Taxes........  $       396       $      1,591       $     1,567         $     (1,481)
                                      ================  =================  ==================  ==================

       Earnings (Loss) Net,
         Attributable
         to AXA Equitable...........  $       396       $      1,591       $     1,567         $     (1,481)
                                      ================  =================  ==================  ==================

       2009
       ----
       Total Revenues...............  $     1,320       $     (1,034)      $     1,685         $      1,271
                                      ================  =================  ==================  ==================

       Earnings (Loss) from
         Continuing Operations,
         Net of Income Taxes........  $      (316)      $     (1,347)      $      (141)        $       (362)
                                      ================  =================  ==================  ==================

       Net Earnings (Loss)
         Attributable
         to AXA Equitable...........  $      (310)      $     (1,344)      $      (145)        $       (364)
                                      ================  =================  ==================  ==================

AXA Equitable Life Insurance Company


SUPPLEMENT DATED MAY 1, 2011 TO THE MAY 1, 2011 PROSPECTUS FOR EQUI-VEST(R) AT RETIREMENT(SM)

--------------------------------------------------------------------------------

This Supplement modifies certain information in the above-referenced prospectus, supplements to prospectus and statement of additional information, (together the "prospectus"). You should read this Supplement in conjunction with your prospectus and retain it for future reference. Unless otherwise indicated, all other information included in your prospectus remains unchanged. The terms we use in this Supplement have the same meaning as in your prospectus. We will send you another copy of any prospectus or supplement without charge upon request. Please contact the customer service center referenced in your prospectus.

The purpose of this Supplement is to provide you with information regarding the variable investment options that are available for all EQUI-VEST(R) At Retirement(SM) contracts issued prior to July 20, 2009. For contracts issued prior to July 20, 2009, the variable investment options described in your prospectus are not available. The guaranteed interest option and the fixed maturity options described in your prospectus will continue to be available.

Because of the changes to the variable investment options available under the contract, certain features not described in your Prospectus will be available. We detail those changes in this Supplement.

CHANGES TO THE VARIABLE INVESTMENT OPTIONS AVAILABLE UNDER EQUI-VEST(R) AT RETIREMENT(SM)


For contracts issued prior to July 20, 2009, your EQUI-VEST(R) At Retirement(SM) contract allows you to invest in one or more of the variable investment options described in this Supplement. These variable investment options invest in corresponding portfolios of AXA Premier VIP Trust and EQ Advisors Trust. There is a list of these Portfolios later in this Supplement.

YOU SHOULD CONSIDER THE INVESTMENT OBJECTIVES, RISKS AND CHARGES AND EXPENSES OF THE PORTFOLIOS CAREFULLY BEFORE INVESTING. PLEASE SEE THE PROSPECTUS FOR AXA PREMIER VIP TRUST AND EQ ADVISORS TRUST FOR MORE DETAILED INFORMATION ABOUT THE PORTFOLIOS.

                                ----------------

Please note that from here forward, the section headings in this Supplement correspond to the section headings in your prospectus.


WHAT IS EQUI-VEST(R) AT RETIREMENT(SM)?

1. The variable investment options shown on the cover page of the prospectus are not available. You may select from one or more of the following variable investment options:



--------------------------------------------------------------------------------
VARIABLE INVESTMENT OPTIONS
--------------------------------------------------------------------------------
FIXED INCOME
--------------------------------------------------------------------------------
o AXA Conservative Allocation(1)         o EQ/Money Market
o AXA Conservative-Plus Allocation(1)    o EQ/PIMCO Ultra Short Bond
o EQ/Core Bond Index                     o EQ/Quality Bond PLUS
o EQ/Franklin Core Balanced              o Multimanager Core Bond
o EQ/Global Bond PLUS                    o Multimanager Multi-Sector Bond
o EQ/Intermediate Government Bond
  Index
--------------------------------------------------------------------------------
DOMESTIC STOCKS
--------------------------------------------------------------------------------
o AXA Aggressive Allocation(1)           o EQ/GAMCO Mergers and Acquisitions
o AXA Moderate-Plus Allocation(1)        o EQ/GAMCO Small Company Value
o EQ/AllianceBernstein Small Cap         o EQ/JPMorgan Value Opportunities
  Growth                                 o EQ/Large Cap Core PLUS
o EQ/AXA Franklin Small Cap Value Core   o EQ/Large Cap Growth Index
o EQ/BlackRock Basic Value Equity        o EQ/Large Cap Growth PLUS
o EQ/Boston Advisors Equity Income       o EQ/Large Cap Value Index
o EQ/Calvert Socially Responsible        o EQ/Large Cap Value PLUS
o EQ/Capital Guardian Growth(2)          o EQ/Lord Abbett Growth and Income(2)
o EQ/Capital Guardian Research           o EQ/Lord Abbett Large Cap Core
o EQ/Common Stock Index                  o EQ/Mid Cap Index
o EQ/Davis New York Venture              o EQ/Mid Cap Value PLUS
o EQ/Equity 500 Index                    o EQ/Montag & Caldwell Growth
o EQ/Equity Growth PLUS                  o EQ/Morgan Stanley Mid Cap Growth
o EQ/Franklin Templeton Allocation

--------------------------------------------------------------------------------
DOMESTIC STOCKS
--------------------------------------------------------------------------------
o EQ/Mutual Large Cap Equity             o Multimanager Large Cap Core Equity
o EQ/Small Company Index                 o Multimanager Large Cap Value
o EQ/T. Rowe Price Growth Stock          o Multimanager Mid Cap Growth
o EQ/Templeton Global Equity             o Multimanager Mid Cap Value
o EQ/UBS Growth and Income               o Multimanager Small Cap Growth
o EQ/Van Kampen Comstock                 o Multimanager Small Cap Value
o EQ/Wells Fargo Omega Growth(3)         o Multimanager Technology
o Multimanager Aggressive Equity
--------------------------------------------------------------------------------
INTERNATIONAL STOCKS
--------------------------------------------------------------------------------
o EQ/Global Multi-Sector Equity          o EQ/MFS International Growth(3)
o EQ/International Core PLUS             o EQ/Oppenheimer Global
o EQ/International Equity Index(3)       o Multimanager International Equity
o EQ/International Value PLUS
--------------------------------------------------------------------------------
BALANCED/HYBRID
--------------------------------------------------------------------------------
o AXA Moderate Allocation(1)
--------------------------------------------------------------------------------




(1) The AXA Allocation portfolios

(2) Please see "Portfolios of the Trusts" under "Contract features and benefits" later in this Supplement regarding the proposed merger of this variable investment option on or about May 20, 2011.

(3) This is the variable investment option's new name, effective on or about May 20, 2011, subject to regulatory approval. Please see "Portfolios of the Trusts" under "Contract features and benefits" later in this Supplement for the variable investment option's former name.

Throughout your prospectus, all references to "the variable investment options" should be considered references to these variable investment options. All references to other individual portfolios available in the product should be disregarded, as they are not available.

2. If you elect the Guaranteed withdrawal benefit for life, your investment options will be limited to the guaranteed interest option and the permitted variable investment options described in this Supplement.

                                                                          e13417
                                              EQUI-VEST(R) At Retirement(SM)(IF)

FEE TABLE

1. The Portfolio operating expense tables (and corresponding footnotes) in your prospectus are deleted and replaced with the following tables and footnotes:



--------------------------------------------------------------------------------
PORTFOLIO OPERATING EXPENSES EXPRESSED AS AN ANNUAL PERCENTAGE OF DAILY NET
ASSETS
--------------------------------------------------------------------------------
Total Annual Portfolio Operating Expenses for 2010          Lowest     Highest
(expenses that are deducted from Portfolio assets           ------     -------
including management fees, 12b-1 fees, service fees,         0.62%      1.46%
and/or other expenses)(1)



(1) "Total Annual Portfolio Operating Expenses" are based, in part, on estimated amounts for options added during the fiscal year 2010 and for the underlying portfolios. In addition, the "Lowest" represents the total annual operating expenses of the EQ/Equity 500 Index Portfolio. The "Highest" represents the total annual operating expenses of the Multimanager Technology Portfolio.

2. EXAMPLE

   The table in the Example in your Prospectus is deleted and replaced with the following table:



-----------------------------------------------------------------------------------------------------------------------------
                                                                                      IF YOU SURRENDER OR DO NOT SURRENDER
                                           IF YOU ANNUITIZE AT THE END OF THE                   YOUR CONTRACT AT
                                                 APPLICABLE TIME PERIOD              THE END OF THE APPLICABLE TIME PERIOD
-----------------------------------------------------------------------------------------------------------------------------
                                         1 year   3 years   5 years   10 years       1 year   3 years   5 years   10 years
-----------------------------------------------------------------------------------------------------------------------------
(a) assuming maximum fees and expenses
    of any of the Portfolios              N/A      $1,648    $2,567    $5,070          $422     $1,298    $2,217    $4,720
-----------------------------------------------------------------------------------------------------------------------------
(b) assuming minimum fees and expenses
    of any of the Portfolios              N/A      $1,387    $2,138    $4,253          $334     $1,037    $1,788    $3,903
-----------------------------------------------------------------------------------------------------------------------------



3. CONDENSED FINANCIAL INFORMATION

   The information shown in Appendix I is deleted in its entirety and replaced with the information presented later in this Supplement under the heading "Appendix I: Condensed financial information".

CONTRACT FEATURES AND BENEFITS

1. WHAT ARE YOUR INVESTMENT OPTIONS UNDER THE CONTRACT?

   If you elect the Guaranteed withdrawal benefit for life, your investment options will be limited to the guaranteed interest option, the AXA Allocation portfolios and the EQ/Franklin Templeton Allocation portfolio (the "permitted variable investment options").

2. PORTFOLIOS OF THE TRUSTS

   The information in this section of the Prospectus is deleted in its entirety and replaced with the following:

      We offer affiliated Trusts, which in turn offer one or more portfolios. AXA Equitable Funds Management Group, LLC, a wholly owned subsidiary of AXA Equitable, serves as the investment manager of the portfolios of AXA Premier VIP Trust and EQ Advisors Trust. For some portfolios, AXA Equitable Funds Management Group, LLC has entered into sub-advisory agreements with investment advisers (the "sub-advisers") to carry out the day-to-day investment decisions for the portfolios. As such, AXA Equitable Funds Management Group, LLC oversees the activities of the sub-advisers with respect to the Trusts and is responsible for retaining or discontinuing the services of those sub-advisers. The chart below indicates the sub-adviser(s) for each portfolio, if any. The chart below also shows the currently available portfolios and their investment objectives.

      You should be aware that AXA Advisors, LLC receives 12b-1 fees from affiliated portfolios for providing certain distribution and/or shareholder support services. These fees will not exceed 0.25% of the portfolios' average daily net assets. The portfolios' sub-advisers and/or their affiliates also contribute to the cost of expenses for sales meetings or seminar sponsorships that may relate to the contracts and/or the sub-advisers' respective portfolios. It may be more profitable for us to offer affiliated portfolios than to offer unaffiliated portfolios.

      As a contract owner, you may bear the costs of some or all of these fees and payments through your indirect investment in the portfolios. (See the portfolios' prospectuses for more information.) These fees and payments will reduce the underlying portfolios' investment returns. AXA Equitable may profit from these fees and payments.

      AXA Equitable considers the availability of these fees and payment arrangements during the selection process for the underlying portfolios. These fees and payment arrangements may create an incentive for us to select portfolios (and classes of shares of portfolios) that pay us higher amounts.

      The AXA Allocation Portfolios and the EQ/Franklin Templeton Allocation Portfolio offer contract owners a convenient opportunity to invest in other portfolios that are managed and have been selected for inclusion in the AXA Allocation Portfolios and the EQ/Franklin Templeton Allocation Portfolio by AXA Equitable. AXA Advisors, LLC, an affiliated broker-dealer of AXA Equitable, may promote the benefits of such portfolios to contract owners and/or suggest, incidental to the sale of this contract, that contract owners consider whether allocating some or all of their account value to such portfolios is consistent with their desired investment objectives. In doing so, AXA Equitable, and/or its affiliates, may be subject to conflicts of interest insofar as AXA Equitable may derive greater revenues from the AXA Allocation Portfolios and the EQ/Franklin Templeton Allocation Portfolio than certain other portfolios available to you under your contract. In addition, due to the relative diversification of the underlying portfolios covering various asset classes and categories, the AXA Allocation Portfolios and the EQ/Franklin Templeton Allocation Portfolio may enable AXA Equitable to more efficiently manage AXA Equitable's financial risks associated with certain guaranteed features including those optional benefits that restrict allocations to the AXA Allocation Portfolios and the EQ/Franklin Templeton Allocation Portfolio. Please see "Allocating your contributions" in "Contract features and benefits" for more information about your role in managing your allocations.


------------------------------------------------------------------------------------------------------------------------------------
AXA PREMIER VIP TRUST --
CLASS B SHARES                                                                          INVESTMENT MANAGER (OR SUB-ADVISER(S), AS
PORTFOLIO NAME               OBJECTIVE                                                  APPLICABLE)
------------------------------------------------------------------------------------------------------------------------------------
AXA AGGRESSIVE ALLOCATION    Seeks long-term capital appreciation.                      o AXA Equitable Funds Management Group, LLC
------------------------------------------------------------------------------------------------------------------------------------
AXA CONSERVATIVE             Seeks a high level of current income.                      o AXA Equitable Funds Management Group, LLC
 ALLOCATION
------------------------------------------------------------------------------------------------------------------------------------
AXA CONSERVATIVE-PLUS        Seeks current income and growth of capital, with a         o AXA Equitable Funds Management Group, LLC
 ALLOCATION                  greater emphasis on current income.
------------------------------------------------------------------------------------------------------------------------------------
AXA MODERATE ALLOCATION      Seeks long-term capital appreciation and current income.   o AXA Equitable Funds Management Group, LLC

------------------------------------------------------------------------------------------------------------------------------------
AXA MODERATE-PLUS            Seeks long-term capital appreciation and current income,   o AXA Equitable Funds Management Group, LLC
 ALLOCATION                  with a greater emphasis on capital appreciation.
------------------------------------------------------------------------------------------------------------------------------------
MULTIMANAGER AGGRESSIVE      Seeks long-term growth of capital.                         o AllianceBernstein L.P.
 EQUITY                                                                                 o AXA Equitable Funds Management Group, LLC
                                                                                        o ClearBridge Advisors, LLC
                                                                                        o Goodman & Co. NY Ltd.
                                                                                        o Legg Mason Capital Management, Inc.
                                                                                        o Marsico Capital Management, LLC
                                                                                        o T. Rowe Price Associates, Inc.
                                                                                        o Westfield Capital Management Company, L.P.
------------------------------------------------------------------------------------------------------------------------------------
MULTIMANAGER CORE BOND       Seeks a balance of high current income and capital         o BlackRock Financial Management, Inc.
                             appreciation, consistent with a prudent level of risk.     o Pacific Investment Management Company LLC
                                                                                        o SSgA Funds Management, Inc.
------------------------------------------------------------------------------------------------------------------------------------
MULTIMANAGER INTERNATIONAL   Seeks long-term growth of capital.                         o AllianceBernstein L.P.
 EQUITY                                                                                 o AXA Equitable Funds Management Group, LLC
                                                                                        o BlackRock Investment Management, LLC
                                                                                        o JPMorgan Investment Management Inc.
                                                                                        o Marsico Capital Management, LLC
------------------------------------------------------------------------------------------------------------------------------------
MULTIMANAGER LARGE CAP       Seeks long-term growth of capital.                         o AllianceBernstein L.P.
 CORE EQUITY                                                                            o AXA Equitable Funds Management Group, LLC
                                                                                        o Janus Capital Management, LLC
                                                                                        o Thornburg Investment Management, Inc.
------------------------------------------------------------------------------------------------------------------------------------
MULTIMANAGER LARGE CAP       Seeks long-term growth of capital.                         o AllianceBernstein L.P.
 VALUE                                                                                  o AXA Equitable Funds Management Group, LLC
                                                                                        o Institutional Capital LLC
                                                                                        o MFS Investment Management
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
AXA PREMIER VIP TRUST --
CLASS B SHARES                                                                          INVESTMENT MANAGER (OR SUB-ADVISER(S), AS
PORTFOLIO NAME               OBJECTIVE                                                  APPLICABLE)
------------------------------------------------------------------------------------------------------------------------------------
MULTIMANAGER MID CAP         Seeks long-term growth of capital.                         o AllianceBernstein L.P.
 GROWTH                                                                                 o AXA Equitable Funds Management Group, LLC
                                                                                        o BlackRock Investment Management, LLC
                                                                                        o Franklin Advisers, Inc.
                                                                                        o Wellington Management Company, LLP
------------------------------------------------------------------------------------------------------------------------------------
MULTIMANAGER MID CAP VALUE   Seeks long-term growth of capital.                         o AXA Equitable Funds Management Group, LLC
                                                                                        o BlackRock Investment Management, LLC
                                                                                        o Diamond Hill Capital Management, Inc.
                                                                                        o Knightsbridge Asset Management, LLC
                                                                                        o Tradewinds Global Investors, LLC
------------------------------------------------------------------------------------------------------------------------------------
MULTIMANAGER MULTI-SECTOR    Seeks high total return through a combination of current   o Pacific Investment Management Company LLC
 BOND                        income and capital appreciation.                           o Post Advisory Group, LLC
                                                                                        o SSgA Funds Management, Inc.
------------------------------------------------------------------------------------------------------------------------------------
MULTIMANAGER SMALL CAP       Seeks long-term growth of capital.                         o AXA Equitable Funds Management Group, LLC
 GROWTH                                                                                 o BlackRock Investment Management, LLC
                                                                                        o Lord, Abbett & Co. LLC
                                                                                        o Morgan Stanley Investment Management Inc.
                                                                                        o NorthPointe Capital, LLC
------------------------------------------------------------------------------------------------------------------------------------
MULTIMANAGER SMALL CAP       Seeks long-term growth of capital.                         o AXA Equitable Funds Management Group, LLC
 VALUE                                                                                  o BlackRock Investment Management, LLC
                                                                                        o Franklin Advisory Services, LLC
                                                                                        o Horizon Asset Management, Inc.
                                                                                        o Pacific Global Investment Management
                                                                                          Company
------------------------------------------------------------------------------------------------------------------------------------
MULTIMANAGER TECHNOLOGY      Seeks long-term growth of capital.                         o AXA Equitable Funds Management Group, LLC
                                                                                        o RCM Capital Management, LLC
                                                                                        o SSgA Funds Management, Inc.
                                                                                        o Wellington Management Company, LLP
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EQ ADVISORS TRUST --
CLASS IB SHARES                                                                         INVESTMENT MANAGER (OR SUB-ADVISER(S), AS
PORTFOLIO NAME               OBJECTIVE                                                  APPLICABLE)
------------------------------------------------------------------------------------------------------------------------------------
EQ/ALLIANCEBERNSTEIN SMALL   Seeks to achieve long-term growth of capital.              o AllianceBernstein L.P.
 CAP GROWTH
------------------------------------------------------------------------------------------------------------------------------------
EQ/AXA FRANKLIN SMALL CAP    Seeks to achieve long-term total return.                   o AXA Equitable Funds Management Group, LLCb
 VALUE CORE                                                                             o BlackRock Investment Management, LLC
                                                                                        o Franklin Advisory Services, LLC

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EQ/BLACKROCK BASIC VALUE     Seeks to achieve capital appreciation and secondarily,     o BlackRock Investment Management, LLC
 EQUITY                      income.
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------------------------------------------------------------------------------------------------------------------------------------
EQ ADVISORS TRUST --
CLASS IB SHARES                                                                         INVESTMENT MANAGER (OR SUB-ADVISER(S), AS
PORTFOLIO NAME               OBJECTIVE                                                  APPLICABLE)
------------------------------------------------------------------------------------------------------------------------------------
EQ/BOSTON ADVISORS EQUITY    Seeks a combination of growth and income to achieve an     o Boston Advisors, LLC
 INCOME                      above-average and consistent total return.
------------------------------------------------------------------------------------------------------------------------------------
EQ/CALVERT SOCIALLY          Seeks to achieve long-term capital appreciation.           o Bridgeway Capital Management, Inc.
 RESPONSIBLE                                                                            o Calvert Investment Management Inc.
------------------------------------------------------------------------------------------------------------------------------------
EQ/CAPITAL GUARDIAN          Seeks to achieve long-term growth of capital.              o Capital Guardian Trust Company
 GROWTH(1)
------------------------------------------------------------------------------------------------------------------------------------
EQ/CAPITAL GUARDIAN          Seeks to achieve long-term growth of capital.              o Capital Guardian Trust Company
 RESEARCH
------------------------------------------------------------------------------------------------------------------------------------
EQ/COMMON STOCK INDEX        Seeks to achieve a total return before expenses that       o AllianceBernstein L.P.
                             approximates the total return performance of the Russell
                             3000 Index, including reinvestment of dividends, at a
                             risk level consistent with that of the Russell 3000
                             Index.
------------------------------------------------------------------------------------------------------------------------------------
EQ/CORE BOND INDEX           Seeks to achieve a total return before expenses that       o SSgA Funds Management, Inc.
                             approximates the total return performance of the
                             Barclays Capital Intermediate U.S. Government/Credit
                             Index, including reinvestment of dividends, at a risk
                             level consistent with that of the Barclays Capital
                             Intermediate U.S. Government/Credit Index.
------------------------------------------------------------------------------------------------------------------------------------
EQ/DAVIS NEW YORK VENTURE    Seeks to achieve long-term growth of capital.              o Davis Selected Advisors, L.P.
------------------------------------------------------------------------------------------------------------------------------------
EQ/EQUITY 500 INDEX          Seeks to achieve a total return before expenses that       o AllianceBernstein L.P.
                             approximates the total return performance of the S&P
                             500 Index, including reinvestment of dividends, at a
                             risk level consistent with that of the S&P 500 Index.
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EQ/EQUITY GROWTH PLUS        Seeks to achieve long-term growth of capital.              o AXA Equitable Funds Management Group, LLC
                                                                                        o BlackRock Capital Management, Inc.
                                                                                        o BlackRock Investment Management, LLC
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EQ/FRANKLIN CORE BALANCED    Seeks to maximize income while maintaining prospects       o AXA Equitable Funds Management Group, LLC
                             for capital appreciation.                                  o BlackRock Investment Management, LLC
                                                                                        o Franklin Advisers, Inc.
------------------------------------------------------------------------------------------------------------------------------------
EQ/FRANKLIN TEMPLETON        Primarily seeks capital appreciation and secondarily       o AXA Equitable Funds Management Group, LLC
 ALLOCATION                  seeks income.
------------------------------------------------------------------------------------------------------------------------------------
EQ/GAMCO MERGERS AND         Seeks to achieve capital appreciation.                     o GAMCO Asset Management, Inc.
 ACQUISITIONS
------------------------------------------------------------------------------------------------------------------------------------
EQ/GAMCO SMALL COMPANY       Seeks to maximize capital appreciation.                    o GAMCO Asset Management, Inc.
 VALUE
------------------------------------------------------------------------------------------------------------------------------------
EQ/GLOBAL BOND PLUS          Seeks to achieve capital growth and current income.        o AXA Equitable Funds Management Group, LLC
                                                                                        o BlackRock Investment Management, LLC
                                                                                        o First International Advisors, LLC
                                                                                        o Wells Capital Management, Inc.
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EQ/GLOBAL MULTI-SECTOR       Seeks to achieve long-term capital appreciation.           o AXA Equitable Funds Management Group, LLC
 EQUITY                                                                                 o BlackRock Investment Management, LLC
                                                                                        o Morgan Stanley Investment Management Inc.
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EQ ADVISORS TRUST --
CLASS IB SHARES                                                                         INVESTMENT MANAGER (OR SUB-ADVISER(S), AS
PORTFOLIO NAME                OBJECTIVE                                                 APPLICABLE)
------------------------------------------------------------------------------------------------------------------------------------
EQ/INTERMEDIATE GOVERNMENT    Seeks to achieve a total return before expenses that      o SSgA Funds Management, Inc.
 BOND INDEX                   approximates the total return performance of the
                              Barclays Capital Intermediate U.S. Government Bond
                              Index, including reinvestment of dividends, at a risk
                              level consistent with that of the Barclays Capital
                              Intermediate U.S. Government Bond Index.
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EQ/INTERNATIONAL CORE PLUS    Seeks to achieve long-term growth of capital.             o AXA Equitable Funds Management Group, LLC
                                                                                        o BlackRock Investment Management, LLC
                                                                                        o Hirayama Investments, LLC
                                                                                        o Wentworth Hauser and Violich, Inc.
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EQ/INTERNATIONAL              Seeks to achieve a total return (before expenses) that    o AllianceBernstein L.P.
 EQUITY INDEX(2)              approximates the total return performance of a compos-
                              ite index comprised of 40% Dow Jones EURO STOXX 50
                              Index, 25% FTSE 100 Index, 25% TOPIX Index, and 10%
                              S&P/ASX 200 Index, including reinvestment of dividends,
                              at a risk level consistent with that of the composite
                              index.
------------------------------------------------------------------------------------------------------------------------------------
EQ/INTERNATIONAL VALUE PLUS   Seeks to provide current income and long-term growth of   o AXA Equitable Funds Management Group, LLC
                              income, accompanied by growth of capital.                 o BlackRock Investment Management, LLC
                                                                                        o Northern Cross, LLC
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EQ/JPMORGAN VALUE             Seeks to achieve long-term capital appreciation.          o J.P. Morgan Investment Management Inc.
 OPPORTUNITIES
------------------------------------------------------------------------------------------------------------------------------------
EQ/LARGE CAP CORE PLUS        Seeks to achieve long-term growth of capital with a       o AXA Equitable Funds Management Group, LLC
                              secondary objective to seek reasonable current            o BlackRock Investment Management, LLC
                              income. For purposes of this Portfolio, the words         o Institutional Capital LLC
                              "reasonable current income" mean moderate income.
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EQ/LARGE CAP GROWTH INDEX     Seeks to achieve a total return before expenses that      o AllianceBernstein L.P.
                              approximates the total return performance of the
                              Russell 1000 Growth Index, including reinvestment of
                              dividends at a risk level consistent with that of the
                              Russell 1000 Growth Index.
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EQ/LARGE CAP GROWTH PLUS      Seeks to provide long-term capital growth.                o AXA Equitable Funds Management Group, LLC
                                                                                        o BlackRock Investment Management, LLC
                                                                                        o Marsico Capital Management, LLC
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EQ/LARGE CAP VALUE INDEX      Seeks to achieve a total return before expenses that      o SSgA Funds Management, Inc.
                              approximates the total return performance of the
                              Russell 1000 Value Index, including reinvestment of
                              dividends, at a risk level consistent with that of
                              the Russell 1000 Value Index.
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EQ/LARGE CAP VALUE PLUS       Seeks to achieve long-term growth of capital.             o AllianceBernstein L.P.
                                                                                        o AXA Equitable Funds Management Group, LLC
------------------------------------------------------------------------------------------------------------------------------------
EQ/LORD ABBETT GROWTH AND     Seeks to achieve capital appreciation and growth of       o Lord, Abbett & Co. LLC
 INCOME(1)                    income without excessive fluctuation in market value.
------------------------------------------------------------------------------------------------------------------------------------
EQ/LORD ABBETT LARGE CAP      Seeks to achieve capital appreciation and growth of       o Lord, Abbett & Co. LLC
 CORE                         income with reasonable risk.
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
EQ ADVISORS TRUST --
CLASS IB SHARES                                                                         INVESTMENT MANAGER (OR SUB-ADVISER(S), AS
PORTFOLIO NAME               OBJECTIVE                                                  APPLICABLE)
------------------------------------------------------------------------------------------------------------------------------------
EQ/MFS INTERNATIONAL         Seeks to achieve capital appreciation.                     o MFS Investment Management
 GROWTH(3)
------------------------------------------------------------------------------------------------------------------------------------
EQ/MID CAP INDEX             Seeks to achieve a total return before expenses that       o SSgA Funds Management, Inc.
                             approximates the total return performance of the S&P
                             Mid Cap 400 Index, including reinvestment of dividends,
                             at a risk level consistent with that of the S&P Mid Cap
                             400 Index.
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EQ/MID CAP VALUE PLUS        Seeks to achieve long-term capital appreciation.           o AXA Equitable Funds Management Group, LLC
                                                                                        o BlackRock Investment Management, LLC
                                                                                        o Wellington Management Company, LLP
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EQ/MONEY MARKET              Seeks to obtain a high level of current income, preserve   o The Dreyfus Corporation
                             appreciation its assets and maintain liquidity.
------------------------------------------------------------------------------------------------------------------------------------
EQ/MONTAG & CALDWELL         Seeks to achieve capital appreciation.                     o Montag & Caldwell, LLC
 GROWTH
------------------------------------------------------------------------------------------------------------------------------------
EQ/MORGAN STANLEY MID CAP    Seeks to achieve capital growth.                           o Morgan Stanley Investment Management Inc.
 GROWTH
------------------------------------------------------------------------------------------------------------------------------------
EQ/MUTUAL LARGE CAP EQUITY   Seeks to achieve capital appreciation, which may           o AXA Equitable Funds Management Group, LLC
                             occasionally be short-term, and secondarily, income.       o BlackRock Investment Management, LLC
                                                                                        o Franklin Mutual Advisers, LLC
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EQ/OPPENHEIMER GLOBAL        Seeks to achieve capital appreciation.                     o OppenheimerFunds, Inc.
------------------------------------------------------------------------------------------------------------------------------------
EQ/PIMCO ULTRA SHORT BOND    Seeks to generate a return in excess of traditional        o Pacific Investment Management Company, LLC
                             money market products while maintaining an emphasis on
                             preservation of capital and liquidity.
------------------------------------------------------------------------------------------------------------------------------------
EQ/QUALITY BOND PLUS         Seeks to achieve high current income consistent with       o AllianceBernstein L.P.
                             moderate risk to capital.                                  o AXA Equitable Funds Management Group, LLC
------------------------------------------------------------------------------------------------------------------------------------
EQ/SMALL COMPANY INDEX       Seeks to replicate as closely as possible (before the      o AllianceBernstein L.P.
                             deduction of Portfolio expenses) the total return of
                             the Russell 2000 Index.
------------------------------------------------------------------------------------------------------------------------------------
EQ/T. ROWE PRICE GROWTH      Seeks to achieve long-term capital appreciation and        o T. Rowe Price Associates, Inc.
 STOCK                       secondarily, income.
------------------------------------------------------------------------------------------------------------------------------------
EQ/TEMPLETON GLOBAL EQUITY   Seeks to achieve long-term capital growth.                 o AXA Equitable Funds Management Group, LLC
                                                                                        o BlackRock Investment Management, LLC
                                                                                        o Templeton Investment Counsel, LLC
------------------------------------------------------------------------------------------------------------------------------------
EQ/UBS GROWTH AND INCOME     Seeks to achieve total return through capital              o UBS Global Asset Management (Americas)
                             appreciation with income as a secondary consideration.       Inc.
------------------------------------------------------------------------------------------------------------------------------------
EQ/VAN KAMPEN COMSTOCK       Seeks to achieve capital growth and income.                o Invesco Advisers, Inc.
------------------------------------------------------------------------------------------------------------------------------------
EQ/WELLS FARGO OMEGA         Seeks to achieve long-term capital growth.                 o Wells Capital Management, Inc.
 GROWTH(4)
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(1) Effective on or about May 20, 2011, subject to regulatory and shareholder approvals, interests in certain investment options (the "surviving options") will replace interests in current investment options (the "replaced options"), as listed in the table below. We will move the assets from each replaced option into the applicable surviving option on the date of the scheduled merger. The value of your interest in each surviving option will be the same as it was in the corresponding replaced option. We will also automatically direct any contributions made to a replaced option to the applicable surviving option. Any allocation election to a replaced option will be considered as an allocation election to the applicable surviving option.



--------------------------------------------------------------------------------
REPLACED (CURRENT) PORTFOLIO        SURVIVING/NEW PORTFOLIO
--------------------------------------------------------------------------------
EQ/Capital Guardian Growth         EQ/Large Cap Growth PLUS
--------------------------------------------------------------------------------
EQ/Lord Abbett Growth and Income   EQ/Large Cap Value Index
--------------------------------------------------------------------------------

(2) This is the Portfolio's new name, effective on or about May 20, 2011, subject to regulatory approval. The Portfolio's former name was EQ/AllianceBernstein International.

(3) This is the Portfolio's new name, effective on or about May 20, 2011, subject to regulatory approval. The Portfolio's former name was EQ/International Growth.

(4) This is the Portfolio's new name, effective on or about May 20, 2011, subject to regulatory approval. The Portfolio's former name was EQ/Wells Fargo Advantage Omega Growth.

3.  GUARANTEED MINIMUM DEATH BENEFIT AND GUARANTEED MINIMUM INCOME BENEFIT BASE

    In the subsection, "6% Roll-Up to age 85", the following replaces the second and third paragraphs:

    The effective annual roll-up rate credited to this benefit base is:

    o 6% with respect to the variable investment options (other than EQ/Intermediate Government Bond Index, EQ/Money Market, and EQ/PIMCO Ultra Short Bond); the effective annual rate may be 4% in some states. Please see Appendix V later in this prospectus to see what applies in your state; and

    o 3% with respect to the EQ/Intermediate Government Bond Index, EQ/Money Market, and EQ/PIMCO Ultra Short Bond, the fixed maturity options, the guaranteed interest option and the loan reserve account under TSA (if applicable).

4.  GUARANTEED MINIMUM INCOME BENEFIT OPTION ("GMIB")

    In the subsection, "Illustrations of Guaranteed minimum income benefit ", the illustration is accurate, but assumes there were no allocations to the EQ/Intermediate Government Bond Index, EQ/Money Market and EQ/PIMCO Ultra Short Bond variable investment options.

5.  GUARANTEED WITHDRAWAL BENEFIT FOR LIFE ("GWBL")

    The last sentence of the first paragraph of this section is deleted and replaced with the following: If you elect the Guaranteed withdrawal benefit for life, your investment options will be limited to the guaranteed interest option and the permitted variable investment options described in this Supplement.

TRANSFERRING YOUR MONEY AMONG INVESTMENT OPTIONS

1.  DISRUPTIVE TRANSFER ACTIVITY

    In this section, the fourth through eighth paragraphs are deleted in their entirety and replaced with the following:

    We offer investment options with underlying portfolios that are part of AXA Premier VIP Trust and EQ Advisors Trust (together, the "trusts"). The trusts have adopted policies and procedures regarding disruptive transfer activity. They discourage frequent purchases and redemptions of portfolio shares and will not make special arrangements to accommodate such transactions. They aggregate inflows and outflows for each portfolio on a daily basis. On any day when a portfolio's net inflows or outflows exceed an established monitoring threshold, the trust obtains from us contract owner trading activity. The trusts currently consider transfers into and out of (or vice versa) the same variable investment option within a five business day period as potentially disruptive transfer activity. Each trust reserves the right to reject a transfer that it believes, in its sole discretion, is disruptive (or potentially disruptive) to the management of one of its portfolios. Please see the prospectuses for the trusts for more information.

    As of the date of this prospectus, we do not offer investment options with underlying portfolios that are part of an outside trust (an "unaffiliated trust"). Should we offer such investment options in the future, each unaffiliated trust may have its own policies and procedures regarding disruptive transfer activity, which would be disclosed in the unaffiliated trust prospectus. If an unaffiliated trust advises us that there may be disruptive activity from one of our contract owners, we will work with the unaffiliated trust to review contract owner trading activity. Any such unaffiliated trust would also have the right to reject a transfer that it believes, in its sole discretion, is disruptive (or potentially disruptive) to the management of one of its portfolios.

    When a contract owner is identified in connection with potentially disruptive transfer activity for the first time, a letter is sent to the contract owner explaining that there is a policy against disruptive transfer activity and that if such activity continues certain transfer privileges may be eliminated. If and when the contract owner is identified a second time as engaged in potentially disruptive transfer activity under the contract, we currently prohibit the use of voice, fax and automated transaction services. We currently apply such action for the remaining life of each affected contract. We or a trust may change the definition of potentially disruptive transfer activity, the monitoring procedures and thresholds, any notification procedures, and the procedures to restrict this activity. Any new or revised policies and procedures will apply to all contract owners uniformly.We do not permit exceptions to our policies restricting disruptive transfer activity.

    It is possible that a trust may impose a redemption fee designed to discourage frequent or disruptive trading by contract owners. As of the date of this prospectus, the trusts had not implemented such a fee. If a redemption fee is implemented by a trust, that fee, like any other trust fee, will be borne by the contract owner.

    Contract owners should note that it is not always possible for us and the underlying trusts to identify and prevent disruptive transfer activity. In addition, because we do not monitor for all frequent trading at the separate account level, contract owners may engage in frequent trading which may not be detected, for example, due to low net inflows or outflows on the particular day(s). Therefore, no assurance can be given that we or the trusts will successfully impose restrictions on all potentially disruptive transfers. Because there is no guarantee that disruptive trading will be stopped, some contract owners may be treated differently than others, resulting in the risk that some contract owners may be able to engage in frequent transfer activity while others will bear the effect of that frequent transfer activity. The potential effects of frequent transfer activity are discussed above.

2.  DOLLAR COST AVERAGING

    In addition to the dollar cost averaging programs described in the prospectus, there is also a General dollar cost averaging program available to you. The following is added to the prospectus:

    GENERAL DOLLAR COST AVERAGING PROGRAM. If your value in the EQ/Money Market option is at least $2,000, you may choose, at any time, to have amounts transferred from that option to the other variable investment options on a monthly basis. You can also specify the number of transfers or instruct us to continue making the transfers until all amounts in the EQ/Money Market option have been transferred out. The minimum amount that we will transfer each time is $50. The maximum amount we will transfer is equal to your value in the EQ/Money Market option at the time the program is elected, divided by the number of transfers scheduled to be made.

    If, on any transfer date, your value in the EQ/Money Market option is equal to or less than the amount you have elected to have transferred, the entire amount will be transferred. The general dollar cost averaging program will then end. You may change the transfer amount once each contract year or cancel this program at any time.

    If you elect the Guaranteed withdrawal benefit for life, general dollar cost averaging is not available.

    If you select GWBL, and you elect to have amounts transferred from the guaranteed interest option to variable investment options using either the "fixed-dollar option" or "interest sweep" option of Investment simplifier, the only variable investment options available are the AXA Allocation portfolios and the EQ/Franklin Templeton Allocation portfolio.

3.  REBALANCING YOUR ACCOUNT VALUE

    The following section is added to the prospectus:

    Rebalancing your account value

    Our rebalancing program offers two options that you can use to automatically reallocate your account value. Option I permits reallocation among the variable investment options only and option II permits reallocation among the variable investment options and the guaranteed interest option. To enroll in the asset rebalancing program, you must notify us in writing by completing our asset rebalancing form, instructing us:

   (a) in whole percentages only, the percentage you want invested in each variable investment option (and the guaranteed interest option, if applicable), and

   (b) how often you want the rebalancing to occur (quarterly, semiannually, or annually).


    While your rebalancing program is in effect, we will transfer amounts among each variable investment option (and the guaranteed interest option, if applicable), so that the percentage of your account value that you specify is invested in each option at the end of each rebalancing date. Your entire account value in the variable investment options (and guaranteed interest option, if applicable) must be included in the rebalancing program. Currently, we permit rebalancing of up to 20 investment options. Election of Option II is subject to the 25% allocation restriction into the guaranteed interest option. Transfer restrictions out of the guaranteed interest option may apply in accordance with (a), (b) and (c) under "Transferring your account value," above, in this section. The initial transfer under the rebalancing program (based on your account value as of the day before the program is established) is not permitted to cause the transfer restrictions to be violated, and any rebalancing election that would be a violation of the transfer restrictions will not be put into effect. However, if the program can be established, once it is in effect, the transfer restrictions will be waived for the rebalancing transfers.

    ----------------------------------------------------------------------------
    Rebalancing does not assure a profit or protect against loss. You should periodically review your allocation percentages as your needs change. You may want to discuss the rebalancing program with your financial professional before electing the program.
    ----------------------------------------------------------------------------

    To be eligible, you must have (i) at least $5,000 of account value in the variable investment options for option I, or (ii) at least $5,000 of account value in the variable investment options and the guaranteed interest option, combined for option II. Rebalancing is not available for amounts you have allocated in the fixed maturity options. We may waive this $5,000 requirement.

    If you elect to use option II, you may not choose either of the investment simplifier automatic options.

    You may elect or terminate the rebalancing program at any time. You may also change your allocations under the program at any time. Once enrolled in the rebalancing program, it will remain in effect until you instruct us in writing to terminate the program. Requesting an investment option transfer while enrolled in our rebalancing program will not automatically change your allocation instructions for rebalancing your account value. This means that upon the next scheduled rebalancing, we will transfer amounts among your investment options pursuant to the allocation instructions previously on file for your program. Changes to your allocation instructions for the rebalancing program (or termination of your enrollment in the program) must be in writing and sent to our Processing Office.

    For TSA contracts with outstanding loans only, on any rebalancing date where the amount to be transferred from the guaranteed interest option would cause a transfer from the Loan Reserve Account (which is part of the guaranteed interest option), the rebalancing program will be automatically cancelled. (See "Loans under TSA contracts" in "Accessing your money," later in this prospectus.)

CHARGES AND EXPENSES

1.  CHARGES THAT THE TRUST DEDUCTS

    This section is deleted and replaced with the following:

   Charges that the Trusts deduct

   The Trusts deduct charges for the following types of fees and expenses:

   o Management fees.

   o 12b-1 fees.

   o Operating expenses, such as trustees' fees, independent public accounting firms' fees, legal counsel fees, administrative service fees, custodian fees and liability insurance.

   o  Investment-related expenses, such as brokerage commissions.

   These charges are reflected in the daily share price of each portfolio. Since shares of each Trust are purchased at their net asset value, these fees and expenses are, in effect, passed on to the variable investment options and are reflected in their unit values. Certain portfolios available under the contract in turn invest in shares of other portfolios of AXA Premier VIP Trust and EQ Advisors Trust (collectively, the "underlying portfolios"). The underlying portfolios each have their own fees and expenses, including management fees, operating expenses, and investment related expenses such as brokerage commissions. For more information about these charges, please refer to the prospectuses for the Trusts.

MORE INFORMATION

1. ABOUT THE TRUST

The information in this section relating to EQ Advisors Trust is also accurate with regard to AXA Premier VIP Trust.

APPENDIX I: CONDENSED FINANCIAL INFORMATION

As discussed earlier in this Supplement, Appendix I is deleted in its entirety and replaced with the following:

The following tables show the unit values and the number of outstanding units for each variable investment option on the last business day of the periods shown. The information presented is shown for the past ten years, or from the first year the particular contracts were offered if less than ten years ago.


THE UNIT VALUES AND NUMBERS OF UNITS OUTSTANDING SHOWN BELOW ARE FOR CONTRACTS OFFERED UNDER SEPARATE ACCOUNT A WITH THE SAME DAILY ASSET CHARGE OF 1.30%. UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS OFFERED FOR THE FIRST TIME ON OR AFTER DECEMBER 31, 2010.



-----------------------------------------------------------------------------------------------------
                                                          FOR THE YEARS ENDING DECEMBER 31,
-----------------------------------------------------------------------------------------------------
                                                 2006      2007       2008       2009       2010
-----------------------------------------------------------------------------------------------------
AXA Aggressive Allocation
-----------------------------------------------------------------------------------------------------
 Unit value                                    $104.54    $109.55    $65.75     $ 82.62    $ 92.22
-----------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                --         20        27          29         28
-----------------------------------------------------------------------------------------------------
AXA Conservative Allocation
-----------------------------------------------------------------------------------------------------
 Unit value                                    $101.50    $106.00    $93.11     $100.95    $106.89
-----------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                --          4        13          16         16
-----------------------------------------------------------------------------------------------------
AXA Conservative-Plus Allocation
-----------------------------------------------------------------------------------------------------
 Unit value                                    $102.29    $106.51    $84.72     $ 95.68    $103.02
-----------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                --         11        22          26         25
-----------------------------------------------------------------------------------------------------
AXA Moderate Allocation
-----------------------------------------------------------------------------------------------------
 Unit value                                    $102.92    $107.96    $80.49     $ 92.97    $100.87
-----------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                --         66       115         146        139
-----------------------------------------------------------------------------------------------------
AXA Moderate-Plus Allocation
-----------------------------------------------------------------------------------------------------
 Unit value                                    $103.68    $108.88    $73.32     $ 88.27    $ 97.20
-----------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                --         93       153         176        167
-----------------------------------------------------------------------------------------------------
EQ/AllianceBernstein International
-----------------------------------------------------------------------------------------------------
 Unit value                                    $105.78    $116.66    $56.75     $ 71.20    $ 73.95
-----------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                --         17        19          17         14
-----------------------------------------------------------------------------------------------------
EQ/AllianceBernstein Small Cap Growth
-----------------------------------------------------------------------------------------------------
 Unit value                                    $103.66    $119.40    $65.23     $ 87.36    $114.91
-----------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                --          5         6           7          6
-----------------------------------------------------------------------------------------------------
EQ/AXA Franklin Small Cap Value Core
-----------------------------------------------------------------------------------------------------
 Unit value                                    $103.24    $ 93.11    $61.21     $ 77.48    $ 95.04
-----------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                --          1         1           1          1
-----------------------------------------------------------------------------------------------------
EQ/BlackRock Basic Value Equity
-----------------------------------------------------------------------------------------------------
 Unit value                                    $104.24    $104.10    $65.19     $ 83.84    $ 92.93
-----------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                --          4         6           7          7
-----------------------------------------------------------------------------------------------------
EQ/BlackRock International Value
-----------------------------------------------------------------------------------------------------
 Unit value                                    $104.70    $113.87    $64.08     $ 82.38    $ 86.26
-----------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                --          5         7           8          8
-----------------------------------------------------------------------------------------------------
EQ/Boston Advisors Equity Income
-----------------------------------------------------------------------------------------------------
 Unit value                                    $104.50    $106.97    $71.49     $ 78.71    $ 89.91
-----------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                --          6         8           7          7
-----------------------------------------------------------------------------------------------------
EQ/Calvert Socially Responsible
-----------------------------------------------------------------------------------------------------
 Unit value                                    $101.26    $112.07    $60.60     $ 78.30    $ 86.97
-----------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                --         --        --          --         --
-----------------------------------------------------------------------------------------------------

THE UNIT VALUES AND NUMBERS OF UNITS OUTSTANDING SHOWN BELOW ARE FOR CONTRACTS OFFERED UNDER SEPARATE ACCOUNT A WITH THE SAME DAILY ASSET CHARGE OF 1.30%. UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS OFFERED FOR THE FIRST TIME ON OR AFTER DECEMBER 31, 2010.



-----------------------------------------------------------------------------------------------------
                                                          FOR THE YEARS ENDING DECEMBER 31,
-----------------------------------------------------------------------------------------------------
                                                 2006      2007       2008       2009       2010
-----------------------------------------------------------------------------------------------------
EQ/CAPITAL GUARDIAN GROWTH
-----------------------------------------------------------------------------------------------------
 Unit value                                    $101.69    $105.87    $ 62.28    $ 82.04    $ 91.46
-----------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                --         --          1         --         --
-----------------------------------------------------------------------------------------------------
EQ/CAPITAL GUARDIAN RESEARCH
-----------------------------------------------------------------------------------------------------
 Unit value                                    $102.34    $102.69    $ 61.16    $ 79.37    $ 90.72
-----------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                --          1          1          1          1
-----------------------------------------------------------------------------------------------------
EQ/COMMON STOCK INDEX
-----------------------------------------------------------------------------------------------------
 Unit value                                    $103.98    $106.21    $ 58.92    $ 74.64    $ 85.37
-----------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                --         22         23         22         20
-----------------------------------------------------------------------------------------------------
EQ/CORE BOND INDEX
-----------------------------------------------------------------------------------------------------
 Unit value                                    $100.66    $102.44    $ 92.08    $ 93.34    $ 97.46
-----------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                --          5          5          5          5
-----------------------------------------------------------------------------------------------------
EQ/DAVIS NEW YORK VENTURE
-----------------------------------------------------------------------------------------------------
 Unit value                                         --    $ 97.08    $ 58.25    $ 76.29    $ 84.16
-----------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                --          2          2          2          2
-----------------------------------------------------------------------------------------------------
EQ/EQUITY 500 INDEX
-----------------------------------------------------------------------------------------------------
 Unit value                                    $103.03    $106.74    $ 66.04    $ 82.05    $ 92.64
-----------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                --          8         10         10         10
-----------------------------------------------------------------------------------------------------
EQ/EQUITY GROWTH PLUS
-----------------------------------------------------------------------------------------------------
 Unit value                                    $105.05    $118.26    $ 69.70    $ 87.94    $100.05
-----------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                --          8         13         13         12
-----------------------------------------------------------------------------------------------------
EQ/FRANKLIN CORE BALANCED
-----------------------------------------------------------------------------------------------------
 Unit value                                    $102.67    $103.43    $ 69.63    $ 89.72    $ 98.57
-----------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                --         12         17         17         16
-----------------------------------------------------------------------------------------------------
EQ/FRANKLIN TEMPLETON ALLOCATION
-----------------------------------------------------------------------------------------------------
 Unit value                                         --    $ 95.29    $ 59.37    $ 75.29    $ 82.04
-----------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                --         12         17         17         17
-----------------------------------------------------------------------------------------------------
EQ/GAMCO MERGERS AND ACQUISITIONS
-----------------------------------------------------------------------------------------------------
 Unit value                                    $102.27    $104.40    $ 88.81    $102.25    $110.64
-----------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                --          1          1          1          2
-----------------------------------------------------------------------------------------------------
EQ/GAMCO SMALL COMPANY VALUE
-----------------------------------------------------------------------------------------------------
 Unit value                                    $103.86    $112.05    $ 76.69    $107.09    $140.22
-----------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                --          9         13         14         14
-----------------------------------------------------------------------------------------------------
EQ/GLOBAL BOND PLUS
-----------------------------------------------------------------------------------------------------
 Unit value                                    $101.77    $109.81    $115.42    $116.18    $121.92
-----------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                --          2          3          3          2
-----------------------------------------------------------------------------------------------------
EQ/GLOBAL MULTI-SECTOR EQUITY
-----------------------------------------------------------------------------------------------------
 Unit value                                    $113.12    $158.58    $ 66.76    $ 98.90    $108.81
-----------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                --          6          8          8          7
-----------------------------------------------------------------------------------------------------

THE UNIT VALUES AND NUMBERS OF UNITS OUTSTANDING SHOWN BELOW ARE FOR CONTRACTS OFFERED UNDER SEPARATE ACCOUNT A WITH THE SAME DAILY ASSET CHARGE OF 1.30%. UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS OFFERED FOR THE FIRST TIME ON OR AFTER DECEMBER 31, 2010.



-----------------------------------------------------------------------------------------------------
                                                          FOR THE YEARS ENDING DECEMBER 31,
-----------------------------------------------------------------------------------------------------
                                                 2006      2007       2008       2009       2010
-----------------------------------------------------------------------------------------------------
EQ/INTERMEDIATE GOVERNMENT BOND INDEX
-----------------------------------------------------------------------------------------------------
 Unit value                                    $100.25    $105.74    $108.13    $104.32    $107.32
-----------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                --          1          4          3          2
-----------------------------------------------------------------------------------------------------
EQ/INTERNATIONAL CORE PLUS
-----------------------------------------------------------------------------------------------------
 Unit value                                    $104.12    $118.42    $ 64.46    $ 86.11    $ 92.85
-----------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                --          1          2          4          4
-----------------------------------------------------------------------------------------------------
EQ/INTERNATIONAL GROWTH
-----------------------------------------------------------------------------------------------------
 Unit value                                    $105.82    $121.38    $ 71.55    $ 96.94    $109.99
-----------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                --         --          1          2          2
-----------------------------------------------------------------------------------------------------
EQ/JPMORGAN VALUE OPPORTUNITIES
-----------------------------------------------------------------------------------------------------
 Unit value                                    $104.18    $101.59    $ 60.39    $ 78.88    $ 87.46
-----------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                --          1          1          1          1
-----------------------------------------------------------------------------------------------------
EQ/LARGE CAP CORE PLUS
-----------------------------------------------------------------------------------------------------
 Unit value                                    $102.43    $105.03    $ 64.90    $ 81.05    $ 91.35
-----------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                --         --         --         --         --
-----------------------------------------------------------------------------------------------------
EQ/LARGE CAP GROWTH INDEX
-----------------------------------------------------------------------------------------------------
 Unit value                                    $103.07    $115.96    $ 72.95    $ 98.09    $112.27
-----------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                --          1          1          1          1
-----------------------------------------------------------------------------------------------------
EQ/LARGE CAP GROWTH PLUS
-----------------------------------------------------------------------------------------------------
 Unit value                                    $104.10    $118.81    $ 72.44    $ 96.43    $108.94
-----------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                --          1          2          2          2
-----------------------------------------------------------------------------------------------------
EQ/LARGE CAP VALUE INDEX
-----------------------------------------------------------------------------------------------------
 Unit value                                    $104.08    $ 96.64    $ 41.30    $ 48.58    $ 54.96
-----------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                --          1          1          1          1
-----------------------------------------------------------------------------------------------------
EQ/LARGE CAP VALUE PLUS
-----------------------------------------------------------------------------------------------------
 Unit value                                    $104.11    $ 98.09    $ 54.87    $ 65.23    $ 72.56
-----------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                --         18         17         15         14
-----------------------------------------------------------------------------------------------------
EQ/LORD ABBETT GROWTH AND INCOME
-----------------------------------------------------------------------------------------------------
 Unit value                                    $103.02    $105.22    $ 65.89    $ 76.82    $ 89.08
-----------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                --         --          1          1          1
-----------------------------------------------------------------------------------------------------
EQ/LORD ABBETT LARGE CAP CORE
-----------------------------------------------------------------------------------------------------
 Unit value                                    $103.63    $112.11    $ 76.39    $ 94.65    $106.49
-----------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                --         --         --          1          1
-----------------------------------------------------------------------------------------------------
EQ/MID CAP INDEX
-----------------------------------------------------------------------------------------------------
 Unit value                                    $104.66    $111.60    $ 55.87    $ 75.15    $ 93.28
-----------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                --          4          7          6          6
-----------------------------------------------------------------------------------------------------
EQ/MID CAP VALUE PLUS
-----------------------------------------------------------------------------------------------------
 Unit value                                    $103.66    $100.68    $ 60.06    $ 80.55    $ 97.37
-----------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                --          4          4         12         11
-----------------------------------------------------------------------------------------------------

THE UNIT VALUES AND NUMBERS OF UNITS OUTSTANDING SHOWN BELOW ARE FOR CONTRACTS OFFERED UNDER SEPARATE ACCOUNT A WITH THE SAME DAILY ASSET CHARGE OF 1.30%. UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS OFFERED FOR THE FIRST TIME ON OR AFTER DECEMBER 31, 2010.



-----------------------------------------------------------------------------------------------------
                                                          FOR THE YEARS ENDING DECEMBER 31,
-----------------------------------------------------------------------------------------------------
                                                 2006      2007       2008       2009       2010
-----------------------------------------------------------------------------------------------------
EQ/MONEY MARKET
-----------------------------------------------------------------------------------------------------
 Unit value                                    $100.60    $103.97    $104.80    $103.45    $102.12
-----------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                --          1         10          7          5
-----------------------------------------------------------------------------------------------------
EQ/MONTAG & CALDWELL GROWTH
-----------------------------------------------------------------------------------------------------
 Unit value                                    $101.82    $121.42    $ 80.43    $103.01    $110.04
-----------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                --         --          2          3          2
-----------------------------------------------------------------------------------------------------
EQ/MORGAN STANLEY MID CAP GROWTH
-----------------------------------------------------------------------------------------------------
 Unit value                                    $103.78    $125.39    $ 65.20    $101.09    $132.02
-----------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                --          2          3          4          3
-----------------------------------------------------------------------------------------------------
EQ/MUTUAL LARGE CAP EQUITY
-----------------------------------------------------------------------------------------------------
 Unit value                                    $103.66    $104.00    $ 63.55    $ 78.49    $ 86.73
-----------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                --          8         12         12         11
-----------------------------------------------------------------------------------------------------
EQ/OPPENHEIMER GLOBAL
-----------------------------------------------------------------------------------------------------
 Unit value                                    $105.12    $109.68    $ 64.16    $ 87.78    $ 99.82
-----------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                --          1          1          2          1
-----------------------------------------------------------------------------------------------------
EQ/PIMCO ULTRA SHORT BOND
-----------------------------------------------------------------------------------------------------
 Unit value                                    $ 99.43    $109.41    $103.63    $110.49    $109.98
-----------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                --          1          5          5          6
-----------------------------------------------------------------------------------------------------
EQ/QUALITY BOND PLUS
-----------------------------------------------------------------------------------------------------
 Unit value                                    $100.62    $103.82    $ 95.78    $100.28    $105.17
-----------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                --          1          2          4          4
-----------------------------------------------------------------------------------------------------
EQ/SMALL COMPANY INDEX
-----------------------------------------------------------------------------------------------------
 Unit value                                    $102.91    $ 99.72    $ 64.84    $ 80.73    $100.26
-----------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                --          2          3          5          4
-----------------------------------------------------------------------------------------------------
EQ/T. ROWE PRICE GROWTH STOCK
-----------------------------------------------------------------------------------------------------
 Unit value                                    $100.02    $105.87    $ 60.40    $ 85.04    $ 97.71
-----------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                --          1          2          2          2
-----------------------------------------------------------------------------------------------------
EQ/TEMPLETON GLOBAL EQUITY
-----------------------------------------------------------------------------------------------------
 Unit value                                    $104.20    $105.00    $ 61.34    $ 78.73    $ 83.93
-----------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                --          7         11         12         10
-----------------------------------------------------------------------------------------------------
EQ/UBS GROWTH AND INCOME
-----------------------------------------------------------------------------------------------------
 Unit value                                    $102.89    $102.74    $ 60.82    $ 79.51    $ 88.75
-----------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                --          1          1          1          1
-----------------------------------------------------------------------------------------------------
EQ/VAN KAMPEN COMSTOCK
-----------------------------------------------------------------------------------------------------
 Unit value                                    $102.92    $ 99.05    $ 61.65    $ 78.14    $ 88.87
-----------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                --          1          1          1          1
-----------------------------------------------------------------------------------------------------
EQ/WELLS FARGO ADVANTAGE OMEGA GROWTH
-----------------------------------------------------------------------------------------------------
 Unit value                                    $103.62    $113.87    $ 81.38    $112.70    $130.49
-----------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                --          1          1          1          1
-----------------------------------------------------------------------------------------------------

THE UNIT VALUES AND NUMBERS OF UNITS OUTSTANDING SHOWN BELOW ARE FOR CONTRACTS OFFERED UNDER SEPARATE ACCOUNT A WITH THE SAME DAILY ASSET CHARGE OF 1.30%. UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS OFFERED FOR THE FIRST TIME ON OR AFTER DECEMBER 31, 2010.



-----------------------------------------------------------------------------------------------------
                                                          FOR THE YEARS ENDING DECEMBER 31,
-----------------------------------------------------------------------------------------------------
                                                 2006      2007       2008       2009       2010
-----------------------------------------------------------------------------------------------------
MULTIMANAGER AGGRESSIVE EQUITY
-----------------------------------------------------------------------------------------------------
 Unit value                                    $105.05    $115.50    $ 60.79    $ 82.38    $ 95.64
-----------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                --          2          1          5          5
-----------------------------------------------------------------------------------------------------
MULTIMANAGER CORE BOND
-----------------------------------------------------------------------------------------------------
 Unit value                                    $100.50    $105.41    $106.62    $114.00    $119.52
-----------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                --          1          3          4          4
-----------------------------------------------------------------------------------------------------
MULTIMANAGER INTERNATIONAL EQUITY
-----------------------------------------------------------------------------------------------------
 Unit value                                    $105.91    $117.54    $ 61.22    $ 78.51    $ 82.90
-----------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                --          2          3          3          3
-----------------------------------------------------------------------------------------------------
MULTIMANAGER LARGE CAP CORE EQUITY
-----------------------------------------------------------------------------------------------------
 Unit value                                    $102.93    $106.68    $ 63.67    $ 83.28    $ 91.70
-----------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                --         --          1          1          1
-----------------------------------------------------------------------------------------------------
MULTIMANAGER LARGE CAP VALUE
-----------------------------------------------------------------------------------------------------
 Unit value                                    $103.97    $106.36    $ 65.67    $ 79.64    $ 88.96
-----------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                --          3          3          3          2
-----------------------------------------------------------------------------------------------------
MULTIMANAGER MID CAP GROWTH
-----------------------------------------------------------------------------------------------------
 Unit value                                    $103.27    $114.07    $ 63.53    $ 88.91    $111.36
-----------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                --          1          1          2          1
-----------------------------------------------------------------------------------------------------
MULTIMANAGER MID CAP VALUE
-----------------------------------------------------------------------------------------------------
 Unit value                                    $102.93    $101.70    $ 64.28    $ 91.60    $112.95
-----------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                --          2          2          2          2
-----------------------------------------------------------------------------------------------------
MULTIMANAGER MULTI-SECTOR BOND
-----------------------------------------------------------------------------------------------------
 Unit value                                    $102.45    $104.30    $ 78.76    $ 85.24    $ 89.73
-----------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                --          4          4          7          7
-----------------------------------------------------------------------------------------------------
MULTIMANAGER SMALL CAP GROWTH
-----------------------------------------------------------------------------------------------------
 Unit value                                    $103.48    $105.90    $ 60.51    $ 80.36    $101.27
-----------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                --          2          2          3          2
-----------------------------------------------------------------------------------------------------
MULTIMANAGER SMALL CAP VALUE
-----------------------------------------------------------------------------------------------------
 Unit value                                    $104.20    $ 92.73    $ 56.88    $ 70.98    $ 87.23
-----------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                --          1          1          1         --
-----------------------------------------------------------------------------------------------------
MULTIMANAGER TECHNOLOGY
-----------------------------------------------------------------------------------------------------
 Unit value                                    $104.68    $122.15    $ 63.81    $ 99.80    $115.96
-----------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                --          2          2          3          3
-----------------------------------------------------------------------------------------------------

APPENDIX III: ENHANCED DEATH BENEFIT EXAMPLE

In the second paragraph, the example is accurate, but assumes there were no allocations to the EQ/Intermediate Government Bond Index, EQ/Money Market and EQ/PIMCO Ultra Short Bond variable investment options, in addition to the assumptions listed.

APPENDIX IV: HYPOTHETICAL ILLUSTRATIONS

The hypothetical illustrations in the prospectus are deleted are replaced with the following:

   ILLUSTRATION OF ACCOUNT VALUES, CASH VALUES AND CERTAIN GUARANTEED MINIMUM
                                    BENEFITS


The following tables illustrate the changes in account value, cash value and the values of the "greater of 6% Roll-Up to Age 85 or the Annual Ratchet to age 85" guaranteed minimum death benefit and the Guaranteed minimum income benefit under certain hypothetical circumstances for an EQUI-VEST(R) At Retirement(SM) contract. The table illustrates the operation of a contract based on a male, issue age 60, who makes a single $100,000 contribution and takes no withdrawals. The amounts shown are for the beginning of each contract year and assume that all of the account value is invested in portfolios that achieve investment returns at constant gross annual rates of 0% and 6% (i.e., before any investment management fees, 12b-1 fees or other expenses are deducted from the underlying portfolio assets). After the deduction of the arithmetic average of the investment management fees, 12b-1 fees and other expenses of all of the underlying portfolios (as described below), the corresponding net annual rates of return would be (2.37)%, 3.63% for the EQUI-VEST(R) At Retirement(SM) contract, at the 0% and 6% gross annual rates, respectively. These net annual rates of return reflect the trust and separate account level charges but they do not reflect the charges we deduct from your account value annually for the optional Guaranteed minimum death benefit and the Guaranteed minimum income benefit features. If the net annual rates of return did reflect these charges, the net annual rates of return would be lower; however, the values shown in the following tables reflect the following contract charges: the greater of 6% Roll-Up to age 85 and the Annual Ratchet to age 85 Guaranteed minimum death benefit charge and the Guaranteed minimum income benefit charge. The values shown under "Lifetime annual guaranteed minimum income benefit" reflect the lifetime income that would be guaranteed if the Guaranteed minimum income benefit is selected at that contract anniversary. An "N/A" in these columns indicates that the benefit is not exercisable in that year. A "0" under any of the death benefit and/or "Lifetime annual guaranteed minimum income benefit" columns indicates that the contract has terminated due to insufficient account value. However, the Guaranteed minimum income benefit has been automatically exercised and the owner is receiving lifetime payments.

With respect to fees and expenses deducted from assets of the underlying portfolios, the amounts shown in all tables reflect (1) investment management fees equivalent to an effective annual rate of 0.56%, and (2) an assumed average asset charge for all other expenses of the underlying portfolios equivalent to an effective annual rate of 0.25% and (3) 12b-1 fees equivalent to an effective annual rate of 0.25%. These rates are the arithmetic average for all portfolios that are available as investment options. In other words, they are based on the hypothetical assumption that account values are allocated equally among the variable investment options. The actual rates associated with any contract will vary depending upon the actual allocation of contract values among the investment options. These rates do not reflect expense limitation arrangements in effect with respect to certain of the underlying portfolios as described in the footnotes to the fee table for the underlying portfolios in "Fee table" earlier in this prospectus. With these arrangements, the charges shown above would be lower. This would result in higher values than those shown in the following tables.

Because your circumstances will no doubt differ from those in the illustrations that follow, values under your contract will differ, in most cases substantially.

VARIABLE DEFERRED ANNUITY
EQUI-VEST(R) AT RETIREMENT(SM)
$100,000 SINGLE CONTRIBUTION AND NO WITHDRAWALS
MALE, ISSUE AGE 60
BENEFITS:
     GREATER OF 6% ROLL-UP TO AGE 85 OR THE ANNUAL RATCHET TO AGE 85 GUARANTEED MINIMUM DEATH BENEFIT
     GUARANTEED MINIMUM INCOME BENEFIT


-------------------------------------------------------------------------------------------------------------------------------
                                                      GREATER OF 6%
                                                       ROLL-UP TO
                                                      AGE 85 OR THE                                             LIFETIME ANNUAL
                                                     ANNUAL RATCHET                          LIFETIME ANNUAL       GUARANTEED
                                                        TO AGE 85                              GUARANTEED           MINIMUM
                                                       GUARANTEED                                MINIMUM        INCOME BENEFIT:
      CONTRACT                                        MINIMUM DEATH                          INCOME BENEFIT:      HYPOTHETICAL
AGE     YEAR     ACCOUNT VALUE      CASH VALUE           BENEFIT       TOTAL DEATH BENEFIT  GUARANTEED INCOME       INCOME
-------------------------------------------------------------------------------------------------------------------------------
                  0%        6%      0%        6%       0%        6%        0%        6%         0%       6%        0%       6%
-------------------------------------------------------------------------------------------------------------------------------
 60       0    100,000  100,000  100,000  100,000   100,000  100,000    100,000  100,000       N/A      N/A       N/A      N/A
 61       1     96,305  102,305   96,305  102,305   106,000  106,000    106,000  106,000       N/A      N/A       N/A      N/A
 62       2     92,618  104,614   92,618  104,614   112,360  112,360    112,360  112,360       N/A      N/A       N/A      N/A
 63       3     88,934  106,923   88,934  106,923   119,102  119,102    119,102  119,102       N/A      N/A       N/A      N/A
 64       4     85,248  109,226   85,248  109,226   126,248  126,248    126,248  126,248       N/A      N/A       N/A      N/A
 65       5     81,555  111,518   81,555  111,518   133,823  133,823    133,823  133,823       N/A      N/A       N/A      N/A
 66       6     77,849  113,793   77,849  113,793   141,852  141,852    141,852  141,852       N/A      N/A       N/A      N/A
 67       7     74,125  116,044   74,125  116,044   150,363  150,363    150,363  150,363       N/A      N/A       N/A      N/A
 68       8     70,376  118,264   70,376  118,264   159,385  159,385    159,385  159,385       N/A      N/A       N/A      N/A
 69       9     66,596  120,446   66,596  120,446   168,948  168,948    168,948  168,948       N/A      N/A       N/A      N/A
 70      10     62,779  122,579   62,779  122,579   179,085  179,085    179,085  179,085     10,584   10,584    10,584   10,584
 75      15     42,891  132,179   42,891  132,179   239,656  239,656    239,656  239,656     15,362   15,362    15,362   15,362
 80      20     20,925  138,807   20,925  138,807   320,714  320,714    320,714  320,714     21,841   21,841    21,841   21,841
 85      25          0  140,246        0  140,246         0  429,187          0  429,187     39,700   39,700    39,700   39,700
 90      30          0  153,772        0  153,772         0  429,187          0  429,187       N/A      N/A       N/A      N/A
 95      35          0  169,938        0  169,938         0  429,187          0  429,187       N/A      N/A       N/A      N/A
-------------------------------------------------------------------------------------------------------------------------------


THE HYPOTHETICAL INVESTMENT RESULTS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING INVESTMENT ALLOCATIONS MADE BY THE OWNER. THE ACCOUNT VALUE, CASH VALUE AND GUARANTEED BENEFITS FOR A CONTRACT WOULD BE DIFFERENT FROM THE ONES SHOWN IF THE ACTUAL GROSS RATE OF INVESTMENT RETURN AVERAGED 0% OR 6% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THE AVERAGE FOR INDIVIDUAL CONTRACT YEARS. WE CAN MAKE NO REPRESENTATION THAT THESE HYPOTHETICAL INVESTMENT RESULTS CAN BE ACHIEVED FOR ANY ONE YEAR OR CONTINUED OVER ANY PERIOD OF TIME. IN FACT, FOR ANY GIVEN PERIOD OF TIME, THE INVESTMENT RESULTS COULD BE NEGATIVE.


   Copyright 2011 AXA Equitable Life Insurance Company. All rights reserved.


EQUI-VEST(R) At Retirement(SM) is issued by and is a registered service mark of
                     AXA Equitable Life Insurance Company.

  CO-DISTRIBUTED BY AFFILIATES AXA ADVISORS, LLC AND/OR AXA DISTRIBUTORS, LLC,
                          1290 AVENUE OF THE AMERICAS,
                              NEW YORK, NY 10104.

                      AXA EQUITABLE LIFE INSURANCE COMPANY
                1290 AVENUE OF THE AMERICAS, NEW YORK, NY 10104
                                  212-554-1234

                                     PART C

                               OTHER INFORMATION



Item 24. Financial Statements and Exhibits.

         (a) The following Financial Statements are included in Part B of the Registration Statement:

                  The financial statements of AXA Equitable Life Insurance Company and Separate Account A are included in the Statement of Additional Information.

         (b)      Exhibits.

                  The following exhibits correspond to those required by paragraph (b) of item 24 as to exhibits in Form N-4:

         1.       (a)      Resolutions of the Board of Directors of The
                           Equitable Life Assurance Society of the United States
                           ("Equitable") authorizing the establishment of the Registrant, previously filed with Registration
                           Statement No. 2-30070 on October 27, 1987, refiled electronically on July 10, 1998, and incorporated herein by reference.

                  (b) Resolutions of the Board of Directors of Equitable dated October 16, 1986 authorizing the reorganization of Separate Accounts A, C, D, E, J and K into one continuing separate account, previously filed with Registration Statement No. 2-30070 on April 24, 1995, refiled electronically on July 10, 1998, and incorporated herein by reference.

         2.       Not applicable.

         3.       (a)      Sales Agreement among Equitable, Separate Account
                           A and Equitable Variable Life Insurance Company, as principal underwriter for the Hudson River Trust, previously filed with Registration Statement No.
                           2-30070 on April 24, 1995, refiled electronically on July 10, 1998, and incorporated herein by reference.

                  (b) Sales Agreement, dated as of July 22, 1992, among Equitable, Separate Account A and Equitable Variable Life Insurance Company, as principal underwriter for the Hudson River Trust, previously filed with Registration Statement No. 2-30070 on April 26, 1993, refiled electronically on July 10, 1998, and incorporated herein by reference.

                  (c) Distribution and Servicing Agreement among Equico Securities, Inc. (now AXA Advisors LLC), Equitable and Equitable Variable Life Insurance Company, dated as of May 1, 1994, previously filed with Registration Statement No. 2-30070 on February 14, 1995, refiled electronically on July 10, 1998, and incorporated herein by reference.

                  (d) Distribution Agreement dated as of January 1, 1995 by and between The Hudson River Trust and Equico Securities, Inc. (now AXA Advisors LLC), previously filed with Registration Statement No. 2-30070 on April 24, 1995, refiled electronically on July 10, 1998, and incorporated herein by reference.

                  (e) Sales Agreement, dated as of January 1, 1995, by and among Equico Securities, Inc. (now AXA Advisors LLC), Equitable, Separate Account A, Separate Account No. 301 and Separate Account No. 51, previously filed with Registration Statement No. 2-30070 on April 24, 1995, refiled electronically on July 10, 1998, and incorporated herein by reference.

                  (f) Distribution Agreement for services by The Equitable Life Assurance Society of the United States to AXA Network, LLC and its subsidiaries dated January 1, 2000, previously filed with Registration Statement File No. 2-30070 on April 25, 2001, and incorporated herein by reference.

                  (g) Distribution Agreement for services by AXA Network LLC and its subsidiaries to The Equitable Life Assurance Society of the United States dated January 1, 2000, previously filed with Registration Statement File No. 2-30070 on April 25, 2001, and incorporated herein by reference.

                  (h) General Agent Sales Agreement dated January 1, 2000, between The Equitable Life Assurance Society of the United States and AXA Network, LLC and its subsidiaries, previously filed with Registration Statement No. 2-30070 on April 19, 2004, and incorporated herein by reference.

                  (i) First Amendment to General Agent Sales Agreement dated January 1, 2000, between The Equitable Life Assurance Society of the United States and AXA Network, LLC and its subsidiaries, previously filed with Registration Statement No. 2-30070 on April 19, 2004, and incorporated herein by reference.

                  (j) Second Amendment to General Agent Sales Agreement dated January 1, 2000, between The Equitable Life Assurance Society of the United States and AXA Network, LLC and its subsidiaries, previously filed with Registration Statement No. 2-30070 on April 19, 2004, and incorporated herein by reference.

                  (k)(i) Form of Distribution Agreement dated as of January 1, 1998 among The Equitable Life Assurance Society of the United States (now AXA Equitable Life Insurance Company) for itself and as depositor on behalf of certain Separate Accounts, and Equitable Distributors, Inc. (now AXA Distributors, LLC), incorporated herein by reference to Exhibit 3(b) to the Registration Statement on Form N-4 (File No. 333-05593), filed on May 1, 1998.

                  (k)(ii) Form of First Amendment (dated January 1, 2001) to Distribution Agreement dated January 1, 1998, previously filed with Registration Statement No. 2-30070 on December 30, 2004, and incorporated herein by reference.

                  (l) Form of Brokerage General Agent Sales Agreement with Schedule and Amendment to Brokerage General Agent Sales Agreement among [Brokerage General Agent] and AXA Distributors, LLC, AXA Distributors Insurance Agency, LLC, AXA Distributors Insurance Agency of Alabama, LLC, and AXA Distributors Insurance Agency of Massachusetts, LLC, incorporated herein by reference to Exhibit No. 3.(i) to Registration Statement (File No. 333-05593) on Form N-4, filed on April 20, 2005.

                  (m) Form of Wholesale Broker-Dealer Supervisory and Sales Agreement among [Broker-Dealer] and AXA Distributors, LLC, incorporated herein by reference to Exhibit No. 3.(j) to Registration Statement (File No. 333-05593) on Form N-4, filed on April 20, 2005.

                  (n) Third Amendment to General Agent Sales Agreement dated as of January 1, 2000 by and between The Equitable Life Assurance Society of the United States and AXA Network, LLC and its subsidiaries incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-127445), filed on August 11, 2005.

                  (o) Fourth Amendment to General Agent Sales Agreement dated as of January 1, 2000 by and between The Equitable Life Assurance Society of the United States and AXA Network, LLC and its subsidiaries incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-127445), filed on August 11, 2005.

                  (p) Fifth Amendment, dated as of November 1, 2006, to General Agent Sales Agreement dated as of January 1, 2000 by and between The Equitable Life Assurance Society of the United States and AXA Network, LLC and its subsidiaries incorporated herein by reference to
                           Exhibit 3. (p) to the Registration Statement on Form N-4 (File No. 2-30070), filed on April 24, 2007.

                  (q) Sixth Amendment, dated as of February 15, 2008, to General Agent Sales Agreement dated as of January 1, 2000 by and between AXA Equitable Life Insurance Company (formerly known as The Equitable Life Assurance Society of the United States) and AXA Network, LLC and its subsidiaries, incorporated herein by reference to Registration Statement on Form N-4 (File No. 2-30070) to Exhibit 3(q), filed on April 20, 2009.

                  (r) Seventh Amendment, dated as of February 15, 2008, to General Agent Sales Agreement dated as of January 1, 2000 by and between AXA Equitable Life Insurance Company (formerly known as The Equitable Life Assurance Society of the United States) and AXA Network, LLC and its subsidiaries, incorporated herein by reference to Registration Statement on Form N-4 (File No. 2-30070) to Exhibit 3(r), filed on April 20, 2009.

                  (s) Eighth Amendment, dated as of November 1, 2008, to General Agent Sales Agreement dated as of January 1, 2000 by and between AXA Equitable Life Insurance Company (formerly known as The Equitable Life Assurance Society of the United States) and AXA Network, LLC and its subsidiaries, incorporated herein by reference to Registration Statement on Form N-4 (File No. 2-30070) to Exhibit 3(s), filed on April 20, 2009.

         4.       (a)      Form of flexible premium deferred fixed and
                           variable annuity contract No. 2006BASE-I-A, incorporated herein by reference to Exhibit
                           4.(e)(e)(e) to Registration Statement File No.
                           333-05593 on Form N-4 filed on June 14, 2006.

                  (b) Form of flexible premium deferred fixed and variable annuity contract No. 2006BASE-I-B, incorporated herein by reference to Exhibit 4.(d)(d)(d) to Registration Statement File No. 333-05593 on Form N-4 filed on June 14, 2006.

                  (c) Form of Endorsement Applicable to Fixed Maturity Options (Form 2006FMOEQV) previously filed with this Registration Statement File No. 333-137052 on December 6, 2006.

         5.       (a)      Form of Deferred Variable Annuity Application for
                           IRA and NQ (Form No. 180-3005) previously filed with this Registration Statement File No. 333-137052 on
                           December 6, 2006 and incorporated herein by reference.

                  (b) Form of Deferred Variable Annuity Application for TSA (Form No. 180-3006) previously filed with this Registration Statement File No. 333-137052 on December 6, 2006 and incorporated herein by reference.

         6.       (a)      Copy of the Restated Charter of Equitable, as
                           amended January 1, 1997, previously filed with Registration Statement on Form N-4 (File No. 2-30070) on April 28, 1997.

                  (b) Restated Charter of AXA Equitable, as amended December 6, 2004, incorporated herein by reference to Exhibit No. 3.2 to Form 10-K, (File No. 000-20501), filed on March 31, 2005.

                  (c) By-Laws of Equitable, as amended November 21, 1996, previously filed with Registration Statement on Form N-4 (File No. 2-30070) on April 28, 1997.

                  (d) By-Laws of AXA Equitable, as amended September 7, 2004, incorporated herein by reference to Exhibit No. 6.(c) to Registration Statement on Form N-4, (File No. 333-05593), filed on April 20, 2006.

         7. Form of Reinsurance Agreement between The Equitable Life Assurance Society of the United States and Reinsurance Company previously filed with Registration Statement on Form N-4 (File No. 2-30070) on April 25, 2001.

         8.       (a)      Form of Participation Agreement among EQ Advisors
                           Trust, Equitable, Equitable Distributors, Inc. and EQ
                           Financial Consultants, Inc. (now AXA Advisors, LLC), incorporated herein by reference to the EQ Advisors
                           Trust Registration Statement on Form N-1A (File Nos.
                           33-17217 and 811-07953), filed on August 28, 1997.

                  (b) Form of Participation Agreement among AXA Premier VIP Trust, Equitable Distributors, Inc., AXA Distributors, LLC., and AXA Advisors, LLC, incorporated herein by reference to Registration Statement on Form N-4 (File No. 2-30070) on December 5, 2001.

                  (c) Form of Participation Agreement among The Equitable Life Assurance Society of the United States, The Universal Institutional Funds, Inc. and Morgan Stanley Investment Management Inc., incorporated herein by reference to Exhibit No. 1-A(9)(d) to Registration Statement on Form S-6, File No. 333-17663, filed on October 8, 2002.

         9.       (a)      Opinion and Consent of Dodie Kent, Esq. Vice
                           President and Associate General Counsel of AXA
                           Equitable, as to the legality of the securities being registered, previously filed with this registration statement, File No. 333-137052, on April 24, 2007.

                  (b) Opinion and Consent of Dodie Kent, Esq. Vice President and Associate General Counsel of AXA Equitable, as to the legality of the securities being registered, previously filed with this registration statement, File No. 333-137052, on April 21, 2008.

                  (c) Opinion and Consent of Dodie Kent, Esq. Vice President and Associate General Counsel of AXA Equitable, as to the legality of the securities being registered, previously filed with this registration statement, File No. 333-137052, on April 20, 2009.

                  (d) Opinion and Consent of Dodie Kent, Esq. Vice President and Associate General Counsel of AXA Equitable, as to the legality of the securities being registered, previously filed with this registration statement, File No. 333-137052, on April 19, 2010.

                  (e) Opinion and Consent of Dodie Kent, Vice President and Associate General Counsel of AXA Equitable Life Insurance Company as to the legality of the securities being registered is filed herewith.

         10.      (a)      Consent of PricewaterhouseCoopers LLP.

                  (b)      Powers of Attorney filed herewith.

         11.      Not applicable.

         12.      Not applicable.

Item 25. Directors and Officers of AXA Equitable.

         Set forth below is information regarding the directors and principal officers of AXA Equitable. AXA Equitable's address is 1290 Avenue of the Americas, New York, New York 10104. The business address of the persons whose names are preceded by an asterisk is that of AXA Equitable.

NAME AND PRINCIPAL                       POSITIONS AND OFFICES WITH
BUSINESS ADDRESS                         AXA EQUITABLE
------------------                       --------------------------

DIRECTORS

Henri de Castries                        Director
AXA
25, Avenue Matignon
75008 Paris, France

Denis Duverne                            Director
AXA
25, Avenue Matignon
75008 Paris, France

Charlynn Goins                           Director
30 Beekman Place, Apt. 8A
New York, NY 10022

Danny L. Hale                            Director
900 20th Avenue South
Nashville, TN 37212

Anthony J. Hamilton                      Director
AXA UK plc
5 Old Broad Street
London, England EC2N 1AD

Mary R. (Nina) Henderson                 Director
Henderson Advisory Consulting
425 East 86th Street
Apt 12-C
New York, NY 10028

James F. Higgins                         Director
Morgan Stanley
Harborside Financial Center
Plaza Two, Second Floor
Jersey City, NJ 07311

Peter S. Kraus                           Director
AllianceBernstein Corporation
1345 Avenue of the Americas
New York, NY 10105

Scott D. Miller                          Director
SSA & Company
315 East Hopkins
Avenue
Aspen, CO 81611

Joseph H. Moglia                         Director
TD Ameritrade Holding Corporation
4211 South 102nd Street
Omaha, NE 68127

Lorie A. Slutsky                         Director
The New York Community Trust
909 Third Avenue
New York, NY 10022

Ezra Suleiman                            Director
Princeton University
Corwin Hall
Princeton, NJ 08544

Peter J. Tobin                           Director
1 Briarwood Lane
Denville, NJ 07834

Richard C. Vaughan                       Director
764 Lynnmore Lane
Naples, FL 34108-7522

OFFICER-DIRECTOR

*Mark Pearson                            Director, Chairman of the Board and
                                         Chief Executive Officer

OTHER OFFICERS

*Andrew J. McMahon                       President

*Harvey Blitz                            Senior Vice President

*Kevin R. Byrne                          Executive Vice President, Chief
                                         Investment Officer and Treasurer

*Alvin H. Fenichel                       Senior Vice President and Chief
                                         Accounting Officer

*Salvatore Piazzolla                     Senior Executive Vice President

*Mary Fernald                            Senior Vice President and Chief
                                         Underwriting Officer

*David Kam                               Senior Vice President and Actuary

*Richard S. Dziadzio                     Senior Executive Vice President and
                                         Chief Financial Officer

*Andrew Raftis                           Senior Vice President and Auditor

*Kevin E. Murray                         Executive Vice President

*Anne M. Katcher                         Senior Vice President and Senior
                                         Actuary

*Anthony F. Recine                       Senior Vice President, Chief Compliance
                                         Officer and Deputy General Counsel

*Karen Field Hazin                       Vice President, Secretary and Associate
                                         General Counsel

*Dave S. Hattem                          Senior Vice President and General
                                         Counsel

*Richard V. Silver                       Senior Executive Vice President, Chief
                                         Administrative Officer and Chief Legal
                                         Officer

*Michel Perrin                           Senior Vice President and Actuary

*Naomi J. Weinstein                      Vice President

*Charles A. Marino                       Executive Vice President and Chief
                                         Actuary

*Nicholas B. Lane                        Senior Executive Vice President and
                                         President, Retirement Savings

*David W. O'Leary                        Executive Vice President

*Robert O. Wright, Jr.                   Executive Vice President

Item 26. Persons Controlled by or Under Common Control with the Insurance Company or Registrant.

         Separate Account A of AXA Equitable Life Insurance Company (the "Separate Account") is a separate account of AXA Equitable. AXA Equitable, a New York stock life insurance company, is a wholly owned subsidiary of AXA Financial, Inc. (the "Holding Company"), a publicly traded company.

         AXA owns 100% of the Holding Company's outstanding common stock. AXA is able to exercise significant influence over the operations and capital structure of the Holding Company and its subsidiaries, including AXA Equitable. AXA, a French company, is the holding company for an international group of insurance and related financial services companies.

         (a) The AXA Group Organizational Charts January 1st 2010 are incorporated herein by reference to Exhibit 26 to the Registration Statement (File No. 333-160951) on Form N-4 filed July 26, 2010.

         (b) The AXA Financial, Inc. - Subsidiary Organization Chart: Q1-2011 is incorporated herein by reference to Exhibit 26(b) to Registration Statement File No. 2-30070 on Form N-4 filed April 25, 2011.

Item 27. Number of Contractowners

         As of February 28, 2011, there were 653 Qualified Contract Owners and 130 Non-Qualified Contract Owners of the EQUI-VEST At Retirement contracts offered under this Registration Statement.

Item 28. Indemnification

         (a)      Indemnification of Directors and Officers

                  The By-Laws of AXA Equitable Life Insurance Company ("AXA Equitable") provide, in Article VII, as follows:

         7.4      Indemnification of Directors, Officers and Employees.

                  (a) To the extent permitted by the law of the State of New York and subject to all applicable requirements thereof:

                           (i) Any person made or threatened to be made a party to any action or proceeding, whether civil or criminal, by reason of the fact that he or she, or his or her testator or intestate, is or was a director, officer or employee of the Company shall be indemnified by the Company;

                           (ii) Any person made or threatened to be made a party to any action or proceeding, whether civil or criminal, by reason of the fact that he or she, or his or her testator or intestate serves or served any other organization in any capacity at the request of the Company may be indemnified by the Company; and

                           (iii) the related expenses of any such person in any of said categories may be advanced by the Company.

                  (b) To the extent permitted by the law of the State of New York, the Company may provide for further indemnification or advancement of expenses by resolution of shareholders of the Company or the Board of Directors, by amendment of these By-Laws, or by agreement. (Business Corporation Law ss. 721-726:
                           Insurance Law ss. 1216)

                  The directors and officers of AXA Equitable are insured under policies issued by X.L. Insurance Company, Arch Insurance Company, Endurance Specialty Insurance Company, U.S. Specialty Insurance, St. Paul Travelers, Chubb Insurance Company, AXIS Insurance Company and Zurich Insurance Company. The annual limit on such policies is $150 million, and the policies insure the officers and directors against certain liabilities arising out of their conduct in such capacities.

         (b)      Indemnification of Principal Underwriters

                  To the extent permitted by law of the State of New York and subject to all applicable requirements thereof, AXA Advisors, LLC has undertaken to indemnify each of its directors and officers who is made or threatened to be made a party to any action or proceeding, whether civil or criminal, by reason of the fact the director or officer, or his or her testator or intestate, is or was a director or officer of AXA Advisors, LLC.

         (c)      Undertaking

                  Insofar as indemnification for liability arising under the Securities Act of 1933 ("Act") may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29. Principal Underwriters

         (a) AXA Advisors, LLC, an affiliate of AXA Equitable, MONY Life Insurance Company and MONY Life Insurance Company of America, is a principal underwriter for Separate Accounts 49 and FP of AXA Equitable, EQ Advisors Trust and AXA Premier VIP Trust, and of MONY Variable Account A, MONY Variable Account L, MONY America Variable Account A and MONY America Variable Account L. In addition, AXA Advisors is a principal underwriter for AXA Equitable's Separate Accounts 45, 301 and I, and MONY's Variable Account S, and Keynote Series Account. The principal business address of AXA Advisors, LLC is 1290 Avenue of the Americas, NY, NY 10104.

         (b) Set forth below is certain information regarding the directors and principal officers of AXA Advisors, LLC. The business address of the persons whose names are preceded by an asterisk is that of AXA Advisors, LLC.

NAME AND PRINCIPAL                       POSITIONS AND OFFICES WITH UNDERWRITER
BUSINESS ADDRESS                         (AXA ADVISORS LLC)
------------------                       --------------------------------------

*Andrew J. McMahon                       Director, Chairman of the Board and
                                         Chief Financial Protection & Wealth
                                         Management Officer

*Harvey E. Blitz                         Director and Senior Vice President

*Christine Nigro                         President and Director

*Richard S. Dziadzio                     Director

*Manish Agarwal                          Director

*Nicholas B. Lane                        Director and Chief Retirement Services
                                         Officer

*Robert O. Wright, Jr.                   Director, Vice Chairman of the Board
                                         and Chief Sales Officer

*Frank Massa                             Chief Operating Officer

*Philip Pescatore                        Chief Risk Officer

*William Degnan                          Senior Vice President and Divisional
                                         President

*David M. Kahal                          Senior Vice President

*Vincent Parascandola                    Senior Vice President

*Robert P. Walsh                         Vice President and Chief Anti-Money
                                         Laundering Officer

Jeffrey Green                            Senior Vice President
4251 Crums Mill Road
Harrisburg, PA 17112

*Kevin R. Byrne                          Executive Vice President and Treasurer

*Patricia Roy                            Chief Compliance Officer

*Maurya Keating                          Vice President and Associate General
                                         Counsel

*Francesca Divone                        Secretary

*Susan Vesey                             Assistant Secretary

*Denise Tedeschi                         Assistant Vice President and Assistant
                                         Secretary

         (c) The information under "Distribution of the Contracts" in the Prospectus and Statement of Additional Information forming a part of this Registration Statement is incorporated herein by reference.

Item 30. Location of Accounts and Records

         The records required to be maintained by Section 31(a) of the Investment Company Act of 1940 and Rules 31a-1 to 31a-3 thereunder are maintained by AXA Equitable at 1290 Avenue of the Americas, New York, New York 10104, 135 West 50th Street, New York, NY 10020, and 500 Plaza Drive, Secaucus, NJ 07096.

Item 31. Management Services

         Not applicable.

Item 32. Undertakings

         The Registrant hereby undertakes:

         (a) to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted;

         (b) to include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or
                  (2) a postcard or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information;

         (c) to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request.

         AXA Equitable hereby represents that the fees and charges deducted under the contracts described in this Registration Statement, in the aggregate, in such case, are reasonable in relation to the services rendered, the expenses to be incurred, and the risks assumed by AXA Equitable under the respective contracts.

         The Registrant hereby represents that it is relying on the November 28, 1988 no-action letter (Ref. No. IP-6-88) relating to variable annuity contracts offered as funding vehicles for retirement plans meeting the requirements of
Section 403(b) of the Internal Revenue Code. Registrant further represents that it complies with the provisions of paragraphs (1) - (4) of that letter.

         The Registrant hereby further represents that it is relying upon Rule 6c-7 of the Investment Company Act of 1940 (the "1940 Act") in claiming an exemption from certain provisions of Sections 22(e) and 27 of the 1940 Act for registered separate accounts offering variable annuity contracts to participants in the Texas Optional Retirement program. Further, AXA Equitable has or will comply with Rule 6c-7(a)-(d) of the 1940 Act with respect to Texas Optional Retirement Program participants.

                                   SIGNATURES

         As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Amendment to the Registration Statement and has duly caused this Amendment to this Registration Statement to be signed on its behalf, in the City and State of New York, on the 25th day of April, 2011.

                               SEPARATE ACCOUNT A OF
                               AXA EQUITABLE LIFE INSURANCE COMPANY
                               (Registrant)

                               By: AXA Equitable Life Insurance Company
                                   (Depositor)

                               By: /s/ Dodie Kent
                                   --------------------------
                                   Dodie Kent
                                   Vice President and Associate General Counsel

                                   SIGNATURES

         As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Depositor, has caused this Amendment to this Registration Statement to be signed on its behalf, in the City and State of New York, on this 25th day of April, 2011.

                               AXA EQUITABLE LIFE INSURANCE COMPANY
                                              (Depositor)

                               By: /s/ Dodie Kent
                                   --------------------------
                                   Dodie Kent
                                   Vice President and Associate General Counsel

         As required by the Securities Act of 1933, this Amendment to this Registration Statement has been signed by the following persons in the capacities and on the date indicated:

PRINCIPAL EXECUTIVE OFFICER:

*Mark Pearson                           Chairman of the Board, Chief Executive
                                        Officer and Director

PRINCIPAL FINANCIAL OFFICER:

*Richard S. Dziadzio                    Senior Executive Vice President and
                                        Chief Financial Officer

PRINCIPAL ACCOUNTING OFFICER:

*Alvin H. Fenichel                      Senior Vice President and Chief
                                        Accounting Officer

*DIRECTORS:

Mark Pearson             Anthony J. Hamilton             Joseph H. Moglia
Henri de Castries        Mary R. (Nina) Henderson        Lorie A. Slutsky
Denis Duverne            James F. Higgins                Ezra Suleiman
Charlynn Goins           Peter S. Kraus                  Peter J. Tobin
Danny L. Hale            Scott D. Miller                 Richard C. Vaughan

*By: /s/ Dodie Kent
     -------------------------
     Dodie Kent
     Attorney-in-Fact

April 25, 2011

                                 EXHIBIT INDEX

EXHIBIT NO.                                                TAG VALUE
-----------                                                ---------

9(e)              Opinion and Consent of Counsel           EX-99.9e

10(a)             Consent of PricewaterhouseCoopers LLP    EX-99.10a

10(b)             Powers of Attorney                       EX-99.10b